SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                        -------

Post-Effective Amendment No. 12           (333-85567)          [X]
                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14      (File No. 811-7195)                      [X]
          ------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3794
--------------------------------------------------------------------------------

      James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


[AMERICAN EXPRESS(R) LOGO]

SIGNATURE ONE VARIABLE ANNUITY


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds


-    AIM Variable Insurance Funds

-    AllianceBernstein Variable Products Series Fund, Inc.


-    Baron Capital Funds Trust


-    Credit Suisse Trust


-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    Goldman Sachs Variable Insurance Trust (VIT)

-    Janus Aspen Series: Service Shares


-    JPMorgan Series Trust II


-    Lazard Retirement Series, Inc.

-    MFS(R) Variable Insurance Trust(SM)

-    Royce Capital Fund

-    Third Avenue Variable Series Trust

-    Wanger Advisors Trust

-    Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          19
PERFORMANCE INFORMATION                                                       19
THE VARIABLE ACCOUNT AND THE FUNDS                                            20
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                          27
THE ONE-YEAR FIXED ACCOUNT                                                    29
BUYING YOUR CONTRACT                                                          30
CHARGES                                                                       32
VALUING YOUR INVESTMENT                                                       36
MAKING THE MOST OF YOUR CONTRACT                                              37
WITHDRAWALS                                                                   40
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          40
CHANGING OWNERSHIP                                                            40
BENEFITS IN CASE OF DEATH                                                     41
OPTIONAL BENEFITS                                                             45
THE ANNUITY PAYOUT PERIOD                                                     54
TAXES                                                                         56
VOTING RIGHTS                                                                 58
SUBSTITUTION OF INVESTMENTS                                                   58
ABOUT THE SERVICE PROVIDERS                                                   59
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         60
ADDITIONAL INFORMATION                                                        66
EXPERTS                                                                       66
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION              67
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                  81
APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL             82


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 20)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 27)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 30)


MINIMUM INITIAL PURCHASE PAYMENT:

     $25,000.

MINIMUM ADDITIONAL PURCHASE PAYMENT:

     $50 for Systematic Investment Plans.
     $100 for any other type of payment.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):

     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 38)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 40)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 40)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 41)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 45)


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 54)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 56)

CHARGES: We assess certain charges in connection with your contract (p. 32):

-    $40 annual contract administrative charge(1);

- a 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- a 1.45% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Return of Purchase Payments (ROP) Death Benefit Option, a reduction of 0.10% in the mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently at 0.35%) based on the adjusted contract value;

- if you select the 8% Performance Credit Rider(2) (PCR), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either the Maximum Anniversary Value (MAV) death benefit or the Enhanced Death Benefit rider (EDB).

(3) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. The EDB death benefit is only available if both you and the annuitant are 79 or younger at contract issue.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(contingent deferred sales charge as a percentage of purchase payments withdrawn)


                      YEARS FROM PURCHASE                WITHDRAWAL CHARGE
                         PAYMENT RECEIPT                      PERCENTAGE
                               1                                8%
                               2                                8
                               3                                8
                               4                                8
                               5                                7
                               6                                6
                               7                                6
                               8                                4
                               9                                2
                               Thereafter                       0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                          $40
(We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                             0.35%*
(As a percentage of an adjusted contract value charged annually at the contract anniversary.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE                                                          0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                  0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                        0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)



*    This fee apples only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.



                                                 MAXIMUM ANNIVERSARY VALUE       RETURN OF PURCHASE
                                                 OR ENHANCED DEATH BENEFIT     PAYMENTS DEATH BENEFIT

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                    0.15%                        0.15%
MORTALITY AND EXPENSE RISK FEE                            1.45                         1.35
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                    1.60%                        1.50%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                  MINIMUM        MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements         .69%          3.74%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                  GROSS
                                                                                                                  TOTAL
                                                                         MANAGEMENT      12b-1       OTHER        ANNUAL
                                                                            FEES         FEES       EXPENSES     EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                              .53          .13          .13          .79%(1)
      Bond Fund                                                             .60          .13          .07          .80(1)
      Capital Resource Fund                                                 .62          .13          .05          .80(1)
      Cash Management Fund                                                  .51          .13          .05          .69(1)
      Diversified Equity Income Fund                                        .56          .13          .18          .87(1)
      Extra Income Fund                                                     .62          .13          .08          .83(1)
      Federal Income Fund                                                   .61          .13          .09          .83(1)
      Growth Fund                                                           .56          .13          .12          .81(1)
      Managed Fund                                                          .60          .13          .04          .77(1)
      NEW DIMENSIONS FUND(R)                                                 .61          .13          .05          .79(1)
      Small Cap Advantage Fund                                              .73          .13          .25         1.11(1)
AIM V.I
      Capital Appreciation Fund, Series I Shares                            .61           --          .24          .85(2)
      Capital Development Fund, Series I Shares                             .75           --          .39         1.14(2)
      Premier Equity Fund, Series I Shares                                  .61           --          .24          .85(2)
AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein Premier Growth Portfolio (Class B)                 1.00          .25          .06         1.31(3)
      AllianceBernstein Technology Portfolio (Class B)                     1.00          .25          .21         1.46(3)
      AllianceBernstein U.S. Government/High Grade Securities
        Portfolio (Class B)                                                 .60          .25          .22         1.07(3)

Baron Capital Funds Trust

      Capital Asset Fund - Insurance Shares                                1.00          .25          .17         1.42(3)
Credit Suisse Trust -
      Emerging Growth Portfolio                                             .90           --          .46         1.36(4)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                               .48          .10          .11          .69(3)
      Mid Cap Portfolio Service Class                                       .58          .10          .12          .80(3)
      Overseas Portfolio Service Class                                      .73          .10          .17         1.00(3)
FTVIPT
      Franklin Real Estate Fund - Class 2                                   .53          .25          .04          .82(5),(6)
      Mutual Shares Securities Fund - Class 2                               .60          .25          .21         1.06(6),(7)
      Templeton Foreign Securities Fund - Class 2                           .70          .25          .20         1.15(6),(7)
Goldman Sachs VIT
      Capital Growth Fund                                                   .75           --          .85         1.60(8)
      CORE(SM) U.S. Equity Fund                                             .70           --          .16          .86(8)
      International Equity Fund                                            1.00           --         1.77         2.77(8)

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                GROSS TOTAL
                                                                        MANAGEMENT       12b-1       OTHER         ANNUAL
                                                                           FEES          FEES       EXPENSES      EXPENSES
Janus Aspen Series
      Global Technology Portfolio: Service Shares                           .65%         .25%         .07%         .97%(9)
      Growth Portfolio: Service Shares                                      .65          .25          .02          .92(9)
      International Growth Portfolio: Service Shares                        .65          .25          .09          .99(9)
      Mid Cap Growth Portfolio: Service Shares                              .65          .25          .02          .92(9)
      (previously Janus Aspen Series Aggressive Growth Portfolio:
         Service Shares)
JPMorgan
      U.S. Large Cap Core Equity Portfolio                                  .35           --          .50          .85(3)
      (previously JPMorgan U.S. Disciplined Equity Portfolio)
Lazard Retirement Series
      Equity Portfolio                                                      .75          .25         2.74         3.74(10)
      International Equity Portfolio                                        .75          .25          .65         1.65(10)
MFS(R)
      New Discovery Series - Initial Class                                  .90           --          .15         1.05(11)
      Research Series - Initial Class                                       .75           --          .12          .87(11)
      Utilities Series - Initial Class                                      .75           --          .19          .94(11)
Royce Capital Fund
      Micro-Cap Portfolio                                                  1.25           --          .13         1.38(12)
      Small-Cap Portfolio                                                  1.00           --          .87         1.87(12)
Third Avenue
      Value Portfolio                                                       .90           --          .40         1.30(13)
Wanger
      International Small Cap                                              1.24           --          .23         1.47(14)
      U.S. Smaller Companies                                                .94           --          .11         1.05(14)
Wells Fargo VT
      Equity Income Fund                                                    .55          .25          .30         1.10(15)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) Expenses are shown before fee waivers and expense reimbursements. Fee waivers and expense reimbursements or credits are expected to reduce expenses for the Emerging Growth Portfolio during 2003 but may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (.79%, 0%, .46% and 1.25%).

(5)  The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(8) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.29%, 0.24% and 0.39% of the average daily net assets of the Capital Growth, CORE(SM) US. Equity, and International Equity, respectively. The expenses shown do not include these expense reductions and limitations. There were no expense reductions and limitations for CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(9) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.


(10) The Investment manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2002, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement Equity Portfolio and 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net total contractual annual expenses" would be lower for certain series and would equal: 1.04% for New Discovery Series, 0.86% for Research Series, and 0.93% for Utilities Series.


(12) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003 and 1.99% through Dec. 31, 2010. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio and 0.35% and 1.35% for Royce Small-Cap Portfolio.

(13) The Fund's expense figures are based on actual expenses before waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.35% and 1.25% for Third Avenue Value Portfolio. Waivers and/or reimbursements are voluntary and may be terminated at the manager's discretion.

(14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2002. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on July 31, 2003. (15) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Equity Income Fund.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV death benefit, the GMIB and BPP options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                             IF YOU SURRENDER YOUR CONTRACT                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                        1 YEAR     3 YEARS     5 YEARS    10 YEARS               1 YEAR     3 YEARS      5 YEARS      10 YEARS
                      $1,427.30   $2,658.05   $3,757.65   $5,925.58              $627.30   $1,858.05    $3,057.65     $5,925.58



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and you do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:



                                                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                         AT THE END OF THE APPLICABLE TIME PERIOD:               AT THE END OF THE APPLICABLE TIME PERIOD:
                         1 YEAR     3 YEARS     5 YEARS    10 YEARS              1 YEAR   3 YEARS    5 YEARS    10 YEARS
                        $1,027.55  $1,501.42   $1,901.46   $2,575.75             $227.55  $701.42   $1,201.46   $2,575.75



* In these examples, the $40 contract administrative charge is approximated as a .030% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY-- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT SBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $   0.77   $   0.93   $   1.00
Accumulation unit value at end of period                                                    $   0.58   $   0.77   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                          974      1,229        738
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WBCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $   0.75   $   0.91   $   1.00
Accumulation unit value at end of period                                                    $   0.57   $   0.75   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                          804      1,097        789
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                              $   1.09   $   1.03   $   1.00
Accumulation unit value at end of period                                                    $   1.14   $   1.09   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                          894      1,363        688
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SBND2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                              $   1.09   $   1.03   $   1.00
Accumulation unit value at end of period                                                    $   1.14   $   1.09   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                     264      31764
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SCAR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                              $   0.68   $   0.85   $   1.00
Accumulation unit value at end of period                                                    $   0.52   $   0.68   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                                     144     795785
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WCAR3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                              $   0.67   $   0.83   $   1.00
Accumulation unit value at end of period                                                    $   0.51   $   0.67   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                                     138     565479
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                              $   1.05   $   1.03   $   1.00
Accumulation unit value at end of period                                                    $   1.04   $   1.05   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                       12,876     11,399     11,511
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%
Simple yield(4)                                                                                (0.80%)     0.01%      4.33%
Compound yield(4)                                                                              (0.79%)     0.01%      4.42%

SUBACCOUNT SCMG2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                              $   1.05   $   1.03   $   1.00
Accumulation unit value at end of period                                                    $   1.04   $   1.05   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                        4,222      3,979      2,613
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%
Simple yield(4)                                                                                (0.70%)     0.12%      4.45%
Compound yield(4)                                                                              (0.70%)     0.12%      4.55%

SUBACCOUNT SDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.08   $   1.07   $   1.00
Accumulation unit value at end of period                                                    $   0.86   $   1.08   $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                          179        367         52
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT WDEI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.09   $   1.08   $   1.00
Accumulation unit value at end of period                                                    $   0.87   $   1.09   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                          368        223         66
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                              $   0.91   $   0.88   $   1.00
Accumulation unit value at end of period                                                    $   0.83   $   0.91   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                        3,634      2,458        390
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WEXI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                              $   0.90   $   0.87   $   1.00
Accumulation unit value at end of period                                                    $   0.83   $   0.90   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                          835        633        310
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SFDI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.11   $   1.06   $   1.00
Accumulation unit value at end of period                                                    $   1.16   $   1.11   $   1.06
Number of accumulation units outstanding at end of period (000 omitted)                          397        424         24
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WFDI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.10   $   1.05   $   1.00
Accumulation unit value at end of period                                                    $   1.15   $   1.10   $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                        2,375      1,609        272
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                              $   0.52   $   0.77   $   1.00
Accumulation unit value at end of period                                                    $   0.38   $   0.52   $   0.77
Number of accumulation units outstanding at end of period (000 omitted)                          476        546        554
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SGRO2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                              $   0.50   $   0.74   $   1.00
Accumulation unit value at end of period                                                    $   0.36   $   0.50   $   0.74
Number of accumulation units outstanding at end of period (000 omitted)                           35         83        211
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                              $   0.86   $   0.98   $   1.00
Accumulation unit value at end of period                                                    $   0.74   $   0.86   $   0.98
Number of accumulation units outstanding at end of period (000 omitted)                          915        851        613
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SMGD2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                              $   0.83   $   0.94   $   1.00
Accumulation unit value at end of period                                                    $   0.71   $   0.83   $   0.94
Number of accumulation units outstanding at end of period (000 omitted)                          426        178         51
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                                              $   0.74   $   0.90   $   1.00
Accumulation unit value at end of period                                                    $   0.57   $   0.74   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                        2,097      2,896      2,468
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WNDM3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R) )
Accumulation unit value at beginning of period                                              $   0.71   $   0.86   $   1.00
Accumulation unit value at end of period                                                    $   0.54   $   0.71   $   0.86
Number of accumulation units outstanding at end of period (000 omitted)                        2,700      3,128      2,130
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT SSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $   0.92   $   1.00   $   1.00
Accumulation unit value at end of period                                                    $   0.75   $   0.92   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                          259        474        147
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WSCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                              $   0.83   $   0.90   $   1.00
Accumulation unit value at end of period                                                    $   0.67   $   0.83   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                          350        367        173
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.63   $   0.83   $   1.00
Accumulation unit value at end of period                                                    $   0.47   $   0.63   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                        5,490     10,247      8,641
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WCAP3(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.57   $   0.75   $   1.00
Accumulation unit value at end of period                                                    $   0.42   $   0.57   $   0.75
Number of accumulation units outstanding at end of period (000 omitted)                        3,934      5,772      5,686
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SCDV1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.88   $   0.97   $   1.00
Accumulation unit value at end of period                                                    $   0.68   $   0.88   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                        1,419      3,126      3,627
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SCDV2(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.88   $   0.97   $   1.00
Accumulation unit value at end of period                                                    $   0.68   $   0.88   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                          221        804        850
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.71   $   0.83   $   1.00
Accumulation unit value at end of period                                                    $   0.49   $   0.71   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                        5,773      8,588     10,738
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WVAL3(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                              $   0.70   $   0.81   $   1.00
Accumulation unit value at end of period                                                    $   0.48   $   0.70   $   0.81
Number of accumulation units outstanding at end of period (000 omitted)                        7,632      9,749      6,187
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SPGR1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   0.70   $   0.86   $   1.00
Accumulation unit value at end of period                                                    $   0.48   $   0.70   $   0.86
Number of accumulation units outstanding at end of period (000 omitted)                        4,631      7,466      9,298
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SPGR2(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   0.65   $   0.80   $   1.00
Accumulation unit value at end of period                                                    $   0.44   $   0.65   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                        1,162      2,397      1,899
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT STEC1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   0.51   $   0.70   $   1.00
Accumulation unit value at end of period                                                    $   0.29   $   0.51   $   0.70
Number of accumulation units outstanding at end of period (000 omitted)                        3,655      6,380      9,543
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT STEC2(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   0.48   $   0.65   $   1.00
Accumulation unit value at end of period                                                    $   0.27   $   0.48   $   0.65
Number of accumulation units outstanding at end of period (000 omitted)                        1,976      2,165      2,882
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SUGH1(1) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   1.16   $   1.09   $   1.00
Accumulation unit value at end of period                                                    $   1.23   $   1.16   $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                        1,192      1,123        319
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SUGH2(3) (INVESTING IN SHARES OF ALLIANCEBERNSTEIN VP U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                              $   1.07   $   1.01   $   1.00
Accumulation unit value at end of period                                                    $   1.14   $   1.07   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                        1,233        854        405
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SCAS1(1) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                              $   1.06   $   0.96   $   1.00
Accumulation unit value at end of period                                                    $   0.89   $   1.06   $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                          624      1,044        668
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SCAS2(3) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                              $   1.06   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.89   $   1.06   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                           47        100         44
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SEGR1(1) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.69   $   0.83   $   1.00
Accumulation unit value at end of period                                                    $   0.48   $   0.69   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                          329        852      1,637
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SEGR2(3) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.77   $   0.93   $   1.00
Accumulation unit value at end of period                                                    $   0.53   $   0.77   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                            9          9        103
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SGRI1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   0.91   $   1.01   $   1.00
Accumulation unit value at end of period                                                    $   0.74   $   0.91   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                        3,068      2,950      2,250
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SGRI2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   0.89   $   0.99   $   1.00
Accumulation unit value at end of period                                                    $   0.73   $   0.89   $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                          828        805        637
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SMDC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   1.09   $   1.14   $   1.00
Accumulation unit value at end of period                                                    $   0.96   $   1.09   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                        5,481      7,878     10,072
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SMDC2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   1.09   $   1.14   $   1.00
Accumulation unit value at end of period                                                    $   0.96   $   1.09   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                        1,744      3,297      3,650
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT SOVS1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   0.62   $   0.80   $   1.00
Accumulation unit value at end of period                                                    $   0.48   $   0.62   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                        3,767        933      1,064
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SOVS2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                              $   0.66   $   0.85   $   1.00
Accumulation unit value at end of period                                                    $   0.52   $   0.66   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                          165        476        506
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SRES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.40   $   1.32   $   1.00
Accumulation unit value at end of period                                                    $   1.41   $   1.40   $   1.32
Number of accumulation units outstanding at end of period (000 omitted)                          967        685        269
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WRES3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.26   $   1.18   $   1.00
Accumulation unit value at end of period                                                    $   1.26   $   1.26   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                          926        232         92
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.25   $   1.19   $   1.00
Accumulation unit value at end of period                                                    $   1.09   $   1.25   $   1.19
Number of accumulation units outstanding at end of period (000 omitted)                          690        473         79
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WMSS3(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.17   $   1.11   $   1.00
Accumulation unit value at end of period                                                    $   1.02   $   1.17   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                        1,063        324         39
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT WINT3(5),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.00         --         --
Accumulation unit value at end of period                                                    $   0.84         --         --
Number of accumulation units outstanding at end of period (000 omitted)                           76         --         --
Ratio of operating expense to average net assets                                                1.50%        --         --

SUBACCOUNT WINT8(5),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                              $   1.00         --         --
Accumulation unit value at end of period                                                    $   0.84         --         --
Number of accumulation units outstanding at end of period (000 omitted)                          330         --         --
Ratio of operating expense to average net assets                                                1.60%        --         --

SUBACCOUNT SCGR1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                              $   0.80   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.59   $   0.80   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                        1,135      1,090      1,157
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SCGR2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                              $   0.77   $   0.91   $   1.00
Accumulation unit value at end of period                                                    $   0.57   $   0.77   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                           86         56         89
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SUSE1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                              $   0.81   $   0.94   $   1.00
Accumulation unit value at end of period                                                    $   0.62   $   0.81   $   0.94
Number of accumulation units outstanding at end of period (000 omitted)                          666      1,747      1,910
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT WUSE3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                              $   0.79   $   0.92   $   1.00
Accumulation unit value at end of period                                                    $   0.61   $   0.79   $   0.92
Number of accumulation units outstanding at end of period (000 omitted)                        1,247      1,017        587
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SIEQ1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                              $   0.65   $   0.85   $   1.00
Accumulation unit value at end of period                                                    $   0.52   $   0.65   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                          634        630        621
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SIEQ2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                              $   0.67   $   0.88   $   1.00
Accumulation unit value at end of period                                                    $   0.54   $   0.67   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                           50         68         77
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SGLT1(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.42   $   0.68   $   1.00
Accumulation unit value at end of period                                                    $   0.24   $   0.42   $   0.68
Number of accumulation units outstanding at end of period (000 omitted)                        1,352      2,516      3,873
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SGLT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.42   $   0.68   $   1.00
Accumulation unit value at end of period                                                    $   0.24   $   0.42   $   0.68
Number of accumulation units outstanding at end of period (000 omitted)                          254        633        769
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SGRP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.60   $   0.81   $   1.00
Accumulation unit value at end of period                                                    $   0.43   $   0.60   $   0.81
Number of accumulation units outstanding at end of period (000 omitted)                        5,747      8,149     12,345
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SGRP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.60   $   0.82   $   1.00
Accumulation unit value at end of period                                                    $   0.44   $   0.60   $   0.82
Number of accumulation units outstanding at end of period (000 omitted)                        2,346      3,152      4,333
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SINT1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.55   $   0.73   $   1.00
Accumulation unit value at end of period                                                    $   0.40   $   0.55   $   0.73
Number of accumulation units outstanding at end of period (000 omitted)                        4,904      7,177      7,309
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SINT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.60   $   0.80   $   1.00
Accumulation unit value at end of period                                                    $   0.44   $   0.60   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                          541      1,195      1,077
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SAGP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
  (PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.35   $   0.58   $   1.00
Accumulation unit value at end of period                                                    $   0.25   $   0.35   $   0.58
Number of accumulation units outstanding at end of period (000 omitted)                        3,767      5,754      8,739
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SAGP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
  (PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                              $   0.42   $   0.70   $   1.00
Accumulation unit value at end of period                                                    $   0.30   $   0.42   $   0.70
Number of accumulation units outstanding at end of period (000 omitted)                          456        951      1,050
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT SUDE1(1) (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO)
  (PREVIOUSLY JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.81   $   0.93   $   1.00
Accumulation unit value at end of period                                                    $   0.60   $   0.81   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                          952      1,041        696
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SUDE2(3) (INVESTING IN SHARES OF JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO)
  (PREVIOUSLY JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.78   $   0.89   $   1.00
Accumulation unit value at end of period                                                    $   0.58   $   0.78   $   0.89
Number of accumulation units outstanding at end of period (000 omitted)                          243        230        225
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SREQ1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.98   $   1.08   $   1.00
Accumulation unit value at end of period                                                    $   0.81   $   0.98   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                          147         63         70
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SREQ2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.91   $   1.00   $   1.00
Accumulation unit value at end of period                                                    $   0.75   $   0.91   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                           38         23         18
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SRIE1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.71   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.62   $   0.71   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                          281        201        101
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SRIE2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                              $   0.71   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.62   $   0.71   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                           --         --         11
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.82   $   0.88   $   1.00
Accumulation unit value at end of period                                                    $   0.55   $   0.82   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                        4,295      9,128      5,110
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SNDS2(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.89   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.60   $   0.89   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                          403      1,229      1,292
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SRSS1(1) (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.73   $   0.95   $   1.00
Accumulation unit value at end of period                                                    $   0.55   $   0.73   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                        2,675      3,850      2,978
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SRSS2(3) (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.70   $   0.90   $   1.00
Accumulation unit value at end of period                                                    $   0.52   $   0.70   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                          915      1,090      1,014
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.73   $   0.98   $   1.00
Accumulation unit value at end of period                                                    $   0.56   $   0.73   $   0.98
Number of accumulation units outstanding at end of period (000 omitted)                        2,042      2,469      3,551
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001      2000
SUBACCOUNT WUTS3(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INTIAL CLASS)
Accumulation unit value at beginning of period                                              $   0.63   $   0.85   $   1.00
Accumulation unit value at end of period                                                    $   0.48   $   0.63   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                        2,321      2,824      1,785
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SMCC1(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.51   $   1.18   $   1.00
Accumulation unit value at end of period                                                    $   1.29   $   1.51   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                        1,130      1,596        491
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SMCC2(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.44   $   1.13   $   1.00
Accumulation unit value at end of period                                                    $   1.24   $   1.44   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                          599        467        173
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SPRM1(1) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.58   $   1.33   $   1.00
Accumulation unit value at end of period                                                    $   1.34   $   1.58   $   1.33
Number of accumulation units outstanding at end of period (000 omitted)                          993        705        640
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SPRM2(3) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.38   $   1.15   $   1.00
Accumulation unit value at end of period                                                    $   1.17   $   1.38   $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                          227        115        284
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SVLU1(1) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.56   $   1.39   $   1.00
Accumulation unit value at end of period                                                    $   1.37   $   1.56   $   1.39
Number of accumulation units outstanding at end of period (000 omitted)                        1,457      1,689        785
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SVLU2(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                              $   1.44   $   1.29   $   1.00
Accumulation unit value at end of period                                                    $   1.27   $   1.44   $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                          865        548        486
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SISM1(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                              $   0.42   $   0.54   $   1.00
Accumulation unit value at end of period                                                    $   0.35   $   0.42   $   0.54
Number of accumulation units outstanding at end of period (000 omitted)                          813      1,918      1,867
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SISM2(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                              $   0.55   $   0.71   $   1.00
Accumulation unit value at end of period                                                    $   0.47   $   0.55   $   0.71
Number of accumulation units outstanding at end of period (000 omitted)                          397        402        434
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

SUBACCOUNT SUSC1(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                              $   0.88   $   0.80   $   1.00
Accumulation unit value at end of period                                                    $   0.72   $   0.88   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                          774      1,045        527
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT SUSC2(3) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
Accumulation unit value at beginning of period                                              $   1.14   $   1.04   $   1.00
Accumulation unit value at end of period                                                    $   0.93   $   1.14   $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                           67         77         31
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                           2002       2001       2000
SUBACCOUNT SEQI1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.05   $   1.13   $   1.00
Accumulation unit value at end of period                                                    $   0.84   $   1.05   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                          368        132         47
Ratio of operating expense to average net assets                                                1.60%      1.60%      1.60%

SUBACCOUNT WEQI3(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                              $   1.05   $   1.13   $   1.00
Accumulation unit value at end of period                                                    $   0.83   $   1.05   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                        3,205      1,972        437
Ratio of operating expense to average net assets                                                1.50%      1.50%      1.50%

(1)  Operations commenced on Feb. 11, 2000.

(2)  Operations commenced on March 3, 2000.

(3)  Operations commenced on May 1, 2000.

(4) Net of annual contract administrative charge and mortality and expense risk fee.

(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(6)  Operations commenced on March 1, 2002.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or PCR credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    the GMIB fee,

-    the Benefit Protector Plus fee,

-    applicable mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds.



SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
SBCA1           AXP(R) Variable Portfolio -     Objective: long-term total return exceeding that   IDS Life
WBCA3           Blue Chip Advantage Fund        of the U.S. stock market. Invests primarily in     Insurance Company
                                                blue chip stocks. Blue chip stocks are issued by   (IDS Life),
                                                companies with a market capitalization of at       adviser;
                                                least $1 billion, an established management, a     American Express
                                                history of consistent earnings and a leading       Financial
                                                position within their respective industries.       Corporation
                                                                                                   (AEFC),
                                                                                                   subadviser.

SBND1           AXP(R) Variable Portfolio -     Objective: high level of current income while      IDS Life,
SBND2           Bond Fund                       conserving the value of the investment and         adviser; AEFC,
                                                continuing a high level of income for the          subadviser.
                (effective 6-27-03 AXP(R)       longest time period. Invests primarily in bonds
                Variable Portfolio - Bond Fund  and other debt obligations.
                will change to AXP(R) Variable
                Portfolio - Diversified Bond
                Fund)

SCAR1           AXP(R) Variable Portfolio -     Objective: capital appreciation. Invests           IDS Life,
WCAR3           Capital Resource Fund           primarily in U.S. common stocks and other          adviser; AEFC,
                                                securities convertible into common stocks.         subadviser.

SCMG1           AXP(R) Variable Portfolio -     Objective: maximum current income consistent       IDS Life,
SCMG2           Cash Management Fund            with liquidity and stability of principal.         adviser; AEFC,
                                                Invests primarily in money market securities.      subadviser.

SDEI1           AXP(R) Variable Portfolio -     Objective: high level of current income and,  as   IDS Life,
WDEI3           Diversified Equity Income       a secondary goal, steady growth of capital.        adviser; AEFC,
                Fund                            Invests primarily in dividend-paying common and    subadviser.
                                                preferred stocks.

SEXI1           AXP(R) Variable Portfolio -     Objective: high current income, with capital       IDS Life, adviser; AEFC,
WEXI3           Extra Income Fund               growth as a secondary objective. Invests
                                                primarily in high-yielding, high-risk corporate
                (effective 6-27-03              bonds (junk bonds) issued by U.S. and foreign
                AXP(R) Variable                 companies and governments.
                subadviser. Portfolio -
                Extra Income Fund will change
                to AXP(R) Variable Portfolio -
                High Yield  Bond Fund)

SFDI1           AXP(R) Variable Portfolio -     Objective: a high level of current income and      IDS Life, adviser; AEFC,
WFDI3           Federal Income Fund             safety of principal consistent with an             subadviser.
                                                investment in U.S. government and government
                (effective 6-27-03 AXP(R)       agency securities. Invests primarily in debt
                Variable Portfolio - Federal    obligations issued or guaranteed as to principal
                Income Fund will change to      and interest by the U.S. government, its
                AXP(R) Variable Portfolio -     agencies or instrumentalities.
                Short Term U.S. Government
                Fund)


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
SGRO1           AXP(R) Variable Portfolio -     Objective: long-term capital growth. Invests       IDS Life, adviser; AEFC,
SGRO2           Growth Fund                     primarily in common stocks and securities          subadviser.
                                                convertible into common stocks that appear to
                                                offer growth opportunities.

SMGD1           AXP(R) Variable Portfolio -     Objective: maximum total investment return         IDS Life, adviser; AEFC,
SMGD2           Managed Fund                    through a combination of capital growth and        subadviser.
                                                current income. Invests primarily in a
                                                combination of common and preferred stocks,
                                                convertible securities, bonds and other debt
                                                securities.

SNDM1           AXP(R) Variable Portfolio -     Objective: long-term growth of capital. Invests    IDS Life, adviser; AEFC,
WNDM3           NEW DIMENSIONS FUND(R)           primarily in common stocks showing potential for   subadviser.
                                                significant growth.

SSCA1           AXP(R) Variable Portfolio -     Objective: long-term capital growth.  Invests      IDS Life, adviser; AEFC,
WSCA3           Small Cap Advantage Fund        primarily in equity stocks of small companies      subadviser; Kenwood
                                                that are often included in the  Russell 2000       Capital Management LLC,
                                                Index and/or have market capitalization under $2   subadviser.
                                                billion.

SCAP1           AIM V.I. Capital Appreciation   Objective: growth of capital. Invests principally  A I M Advisors, Inc.
WCAP3           Fund, Series I Shares           in common stocks of companies likely to benefit
                                                from new or innovative products, services or
                                                processes as well as those with above-average
                                                growth and excellent prospects for future
                                                growth. The Fund may invest up to 25% of its
                                                assets in foreign securities.

SCDV1           AIM V.I. Capital                Objective: long-term growth of capital. Invests    A I M Advisors, Inc.
SCDV2           Development Fund, Series        primarily in securities (including common stocks,
                I Shares                        convertible securities and bonds) of small- and
                                                medium-sized companies. The Fund may invest up to
                                                25% of its assets in foreign securities.

SVAL1           AIM V.I. Premier Equity         Objective: long-term growth of capital with        A I M Advisors, Inc.
WVAL3           Fund, Series I Shares           income as a secondary objective. Invests normally
                                                at least 80% of its net assets, plus the amount
                                                of any borrowings for investment purposes,
                                                in equity securities including convertible
                                                securities. The fund also may invest in preferred
                                                stocks and debt instruments that have
                                                prospects for growth of capital. The Fund may
                                                invest up to 25% of its assets in foreign
                                                securities.

SPGR1           AllianceBernstein VP            Objective: long-term growth of capital by          Alliance Capital Management, L.P.
SPGR2           Premier Growth Portfolio        pursuing aggressive investment policies.  Invests
                (Class B)                       primarily in equity securities of a limited
                                                number of large, carefully selected, high-quality
                (previously Alliance VP         U.S. companies that are judged likely to achieve
                Premier Growth Portfolio        superior earnings growth.
                (Class B))


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
STEC1           AllianceBernstein VP            Objective: growth of capital. Current income is    Alliance Capital Management, L.P.
STEC2           Technology Portfolio            only an incidental consideration. Invests
                (Class B) (previously           primarily in securities of companies expected to
                Alliance VP Technology          benefit from technological advances and
                Portfolio (Class B))            improvements.

SUGH1           AllianceBernstein VP U.S.       Objective: high level of current income            Alliance Capital Management, L.P.
SUGH2           Government/High Grade           consistent with preservation of capital. Invests
                Securities Portfolio            primarily in (1) U.S. government securities and
                (Class B) (previously           (2) other high-grade debt securities or, if
                Alliance VP U.S.                unrated, of equivalent quality.
                Government High Grade
                Securities Portfolio
                (Class B))

SCAS1           Baron Capital Asset Fund -      Objective: capital appreciation. Invests           BAMCO, Inc.
SCAS2           Insurance Shares                primarily in securities of small-and medium-sized
                                                companies with undervalued assets or favorable
                                                growth prospects.

SEGR1           Credit Suisse Trust -           Objective: maximum capital appreciation. Invests   Credit Suisse Asset
SEGR2           Emerging Growth Portfolio       in U.S. equity securities of  emerging-growth      Management, LLC
                                                companies with growth characteristics such
                                                as positive earnings and potential for
                                                accelerated growth.

SGRI1           Fidelity(R) VIP Growth &        Objective: seeks high total return through a       Fidelity Management &
SGRI2           Income Portfolio Service        combination of current income and capital          Research Company (FMR),
                Class                           appreciation. Normally invests a majority of       investment manager; FMR
                                                assets in common stocks of foreign and domestic    U.K., FMR Far East,
                                                issuers with a focus on those that pay current     sub-investment advisers.
                                                dividends and show potential for capital
                                                appreciation. May invest in bonds, including
                                                lower-quality debt securities, as well as stocks
                                                that are not currently paying dividends, but
                                                offer prospects for future income or  capital
                                                appreciation.

SMDC1           Fidelity(R) VIP Mid Cap         Objective: seeks long-term growth of capital.      Fidelity Management &
SMDC2           Portfolio Service Class         Normally invests at least 80% of assets in         Research Company (FMR),
                                                securities of foreign and domestic companies with  investment manager; FMR
                                                medium market capitalization common stocks.        U.K., FMR Far East,
                                                Invests in growth or value common stocks. May      sub-investment advisers.
                                                invest in companies with smaller or larger market
                                                capitalizations.

SOVS1           Fidelity(R) VIP Overseas        Strategy: seeks long-term growth of capital.       Fidelity Management &
SOVS2           Portfolio Service Class         Normally invests primarily in common stocks of     Research Company (FMR),
                                                foreign securities. Normally invests at least 80%  investment manager; FMR
                                                of assets in non-U.S. securities.                  U.K., FMR Far East,
                                                                                                   Fidelity International
                                                                                                   Investment Advisors
                                                                                                   (FIIA) and FIIA U.K.,
                                                                                                   sub-investment advisers.

SRES1           FTVIPT Franklin Real            Seeks capital appreciation, with current income    Franklin Advisers, Inc.
WRES3           Estate Fund - Class 2           as a secondary goal. The Fund normally invests at
                                                least 80% of its net assets in investments of
                                                companies operating in the real estate
                                                sector. The Fund invests primarily in equity
                                                real estate investment trusts (REITs).


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY-- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
SMSS1           FTVIPT Mutual Shares            Seeks capital appreciation, with income as a       Franklin Mutual Advisers, LLC
WMSS3           Securities Fund - Class 2       secondary goal. The Fund normally invests mainly
                                                in U.S. equity securities that the Fund's
                                                manager believes are available at market
                                                prices less than their intrinsic value on
                                                certain recognized or objective criteria,
                                                including undervalued stocks, restructuring
                                                companies and distressed companies.

WINT8           FTVIPT Templeton Foreign        Seeks long-term capital growth. The Fund           Templeton Investment
WINT3           Securities Fund - Class 2       normally invests at least 80% of its net
                                                assets in Counsel, LLC investments, primarily
                                                equity securities, of issuers located outside
                                                the U.S., including those in emerging markets.

SCGR1           Goldman Sachs VIT Capital       Objective: The Goldman Sachs VIT Capital Growth    Goldman Sachs Asset
SCGR2           Growth Fund                     Fund seeks long-term growth of capital by          Management, L.P.
                                                investing, under normal circumstances, at
                                                least 90% of its total assets (not including
                                                securities lending collateral and any investment
                                                of that collateral) measured at the time
                                                of purchase in a diversified portfolio of
                                                equity investments that are considered by the
                                                investment adviser to have long-term capital
                                                appreciation potential.

SUSE1           Goldman Sachs VIT               Objective: The Goldman Sachs VIT CORE U.S. Equity  Goldman Sachs Asset
WUSE3           CORE(SM) U.S. Equity FUND       Fund seeks long-term growth of capital and         Management, L.P.
                                                dividend income. The Fund invests, under normal
                CORE(SM) is a service mark of   circumstances, at least 90% of its total assets
                Goldman, Sachs & Co.            (not including securities lending collateral and
                                                any investment of that collateral) measured at
                                                time of purchase in a broadly diversified
                                                portfolio of large-cap and blue chip equity
                                                investments representing all major sectors of the
                                                U.S. economy.

SIEQ1           Goldman Sachs VIT               Objective: The Goldman Sachs VIT International     Goldman Sachs Asset
SIEQ2           International Equity Fund       Equity Fund seeks long-term capital appreciation.  Management International
                                                The Fund invests, under normal circumstances,
                                                substantially all, and at least 80% of its net
                                                assets plus any borrowings for investment
                                                purposes (measured at time of purchase) in
                                                a diversified portfolio of equity investments
                                                in companies that are organized outside
                                                the United States.

SGLT1           Janus Aspen Series Global       Objective: long-term growth of capital.            Janus Capital
SGLT2           Technology Portfolio:           Non-diversified mutual fund that invests, under
                Service Shares                  normal circumstances, at least 80% of its net
                                                assets in securities of companies that
                                                the portfolio manager believes will benefit
                                                significantly from advances or improvements
                                                in technology. It implements this policy by
                                                investing primarily in equity securities of U.S.
                                                and foreign companies selected for their
                                                growth potential.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
SGRP1           Janus Aspen Series Growth       Objective: long-term growth of capital in a        Janus Capital
SGRP2           Portfolio: Service Shares       manner consistent with the preservation of
                                                capital. Invests primarily in common stocks
                                                selected for their growth potential.

SINT1           Janus Aspen Series              Objective: long-term growth of capital.            Janus Capital
SINT2           International Growth            Invests, under normal circumstances, at least
                Portfolio: Service Shares       80% of its net assets in securities of issuers
                                                from at least five different countries,
                                                excluding the United States. Although the
                                                Portfolio intends to invest substantially
                                                all of its assets in issuers located outside
                                                the United States, it may at times
                                                invest in U.S. issuers and under unusual
                                                circumstances, it may invest all of its
                                                assets in fewer than five countries or
                                                even a single country.

SAGP1           Janus Aspen Series  Mid Cap     Objective: invests, under normal circumstances,    Janus Capital
SAGP2           Growth Portfolio: Service       at least 80% of its net assets in equity
                Shares  (previously Janus       securities of mid-sized companies whose market
                Aspen Series Aggressive         capitalization falls, at the time of initial
                Growth Portfolio: Service       purchase, in the 12-month average of the
                Shares)                         capitalization ranges of the Russell Midcap
                                                Growth Index.

SUDE1           JPMorgan U.S. Large Cap         Objective: seeks to provide a high total return    JPMorgan Investment
SUDE2           Core Equity Portfolio           from a portfolio of selected equity securities.    Management Inc.
                (previously JPMorgan U.S.       The portfolio invests primarily in large and
                Disciplined Equity              medium capitalization U.S. companies. The
                Portfolio)                      portfolio is designed for investors who want
                                                an actively managed portfolio of selected
                                                equity securities that seeks to outperform the
                                                S&P 500(R) Index.

SREQ1           Lazard Retirement Equity        Objective: long-term capital appreciation.         Lazard Asset Management,
SREQ2           Portfolio                       Invests primarily in equity securities,            LLC
                                                principally common stocks, of relatively large
                                                U.S. companies with market capitalizations in
                                                the range of the S&P 500(R) Index that the
                                                Investment Manager believes are undervalued based
                                                on their earnings, cash flow or asset values.

SRIE1           Lazard Retirement               Objective: long-term capital appreciation.         Lazard Asset Management,
SRIE2           International Equity            Invests primarily in equity securities,            LLC
                Portfolio                       principally common stocks, of relatively large
                                                non-U.S. companies with market capitalizations
                                                in the range of the Morgan Stanley Capital
                                                International (MSCI) Europe, Australia and
                                                Far East (EAFE(R)) Index that the Investment
                                                Manager believes are undervalued based on their
                                                earnings, cash flow or asset values.

SNDS1           MFS(R) New Discovery Series     Objective: capital appreciation. Invests in at     MFS Investment Management(R)
SNDS2           - Initial Class                 least 65% of its net assets in in equity
                                                securities of emerging growth companies.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY-- PROSPECTUS

SUBACCOUNT      INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES                 INVESTMENT ADVISER
SRSS1           MFS(R) Research Series -        Objective: long-term growth of capital and         MFS Investment Management(R)
SRSS2           Initial Class                   future income. Invests primarily in common
                                                stocks and related securities that have
                                                favorable prospects for long-term growth,
                                                attractive valuations based on current and
                                                expected earnings or cash flow, dominant or
                                                growing market share, and superior management.

SUTS1           MFS(R) Utilities Series -        Objective: capital growth and current income.      MFS Investment Management(R)
WUTS3           Initial Class                   Invests primarily in equity and debt securities
                                                of domestic and foreign companies in the
                                                utilities industry.

SMCC1           Royce Micro-Cap Portfolio       Objective: long-term growth of capital. Invests    Royce & Associates, LLC
SMCC2                                           primarily in a broadly diversified portfolio
                                                of equity securities issued by micro-cap
                                                companies (companies with stock market
                                                capitalizations below $400 million).

SPRM1           Royce Small-Cap Portfolio       Objective: long-term growth of capital with        Royce & Associates, LLC
SPRM2                                           current income as a secondary objective.
                                                Invests primarily in a limited number of
                                                equity securities issued by small companies
                                                with stock market capitalization below
                                                $2 billion.

SVLU1           Third Avenue Value Portfolio    Objective: long-term capital appreciation.         Third Avenue Management LLC
SVLU2                                           Invests primarily in common stocks of well
                                                financed, well managed companies at a
                                                substantial discount to what the Adviser
                                                believes is their true value.

SISM1           Wanger International Small      Objective: long-term growth of capital. Invests    Liberty Wanger Asset
SISM2           Cap                             primarily in stocks of small and medium-size       Management, L.P.
                                                non-U.S. companies with capitalizations of less
                                                than $2 billion at time of purchase.

SUSC1           Wanger U.S. Smaller             Objective: long-term growth of capital. Invests    Liberty Wanger Asset
SUSC2           Companies                       primarily in stocks of small- and medium-size      Management, L.P.
                                                U.S. companies with capitalizations of less than
                                                $5 billion at time of purchase.

SEQI1           Wells Fargo VT Equity Income    Objective: long-term capital appreciation and      Wells Fargo Funds
WEQI3           Fund                            above-average dividend income. Invests in the      Management, LLC, adviser;
                                                common stocks of large U.S. companies with         Wells Capital Management
                                                strong return potential and above-average          Incorporated, subadviser.
                                                dividend income. Investments are principally in
                                                securities of companies with a market
                                                capitalization of $3 billion or more.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY-- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

            IF YOUR GPA RATE IS:                          THE MVA IS:

     Less than the new GPA rate + 0.10%                    Negative

     Equal to the new GPA rate + 0.10%                     Zero

     Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + i          )(TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period (rounded up).

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);

-    how you want to make purchase payments;

- one of three death benefit options if you and the annuitant are 79 or younger(2):

     --   Return of Purchase Payments (ROP) death benefit,

     --   Maximum Anniversary Value (MAV) death benefit, or

     --   Enhanced Death Benefit (EDB) rider(3);

-    the optional Guaranteed Minimum Income Benefit Rider(4);

-    the optional 8% Performance Credit Rider(4);

-    the optional Benefit Protector Death Benefit Rider(5);

-    the optional Benefit Protector Plus Death Benefit Rider(5); and

-    a beneficiary.

(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

(2) If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.


(3)  May not be available in all states.


(4) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB death benefit rider.

(5) You may select one of the following: the EDB death benefit, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. The EDB death benefit is only available if both you and the annuitant are 79 or younger at contract issue.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $25,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT:

      $25,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

     $50 for SIPs.
     $100 for any other type of payment.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):

     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

                IF TOTAL NET PAYMENTS* MADE DURING                THEN THE PURCHASE PAYMENT
                 THE LIFE OF THE CONTRACT EQUALS...              CREDIT PERCENTAGE EQUALS...
                 $25,000 to less than $100,000                               3%
                 $100,000 to less than $1 million                            4
                 $1 million and over                                         5

*    Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. For contracts less than $100,000, this may also occur if you make a full withdrawal in the fifth to ninth contract years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. Some states also limit any contract charge allocated to the fixed account to an annual maximum of $30. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees. These fees are based on the death benefit that applies to your contract.


         The ROP death benefit:                1.35%
         The MAV or EDB death benefit:         1.45


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE

We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

      CV = contract value on the contract anniversary.

      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

     FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.


EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2003 and we add a $1,500 purchase payment credit to your contract. You allocate all of your payment and purchase payment credit to the subaccounts.

- On Sept. 1, 2003 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On Jan. 1, 2004 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


-    The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:

     Contract value on the contract anniversary:                                $  73,250.00

     plus transfers from the subaccounts to the one-year fixed account
     in the six months before the contract anniversary:                           +15,000.00

     minus the value of the one-year fixed account on the contract anniversary:   -15,250.00
                                                                                ------------
                                                                                $  73,000.00

The GMIB fee charged to you: 0.35% X $73,000 =                                  $     255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE

We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants age 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.

BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

** You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.


WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within nine years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


     NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.


4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

     NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

               PPW =      ACV
                       ---------    X  PPNPW
                       (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.


The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

                   YEARS FROM PURCHASE                   WITHDRAWAL CHARGE
                     PAYMENT RECEIPT                         PERCENTAGE
                            1                                     8%
                            2                                     8
                            3                                     8
                            4                                     8
                            5                                     7
                            6                                     6
                            7                                     6
                            8                                     4
                            9                                     2
                            Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE


Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED                $1,000
   ----------------------------    OR    ------  = $1,075.27
    1.00 - WITHDRAWAL CHARGE               .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.36% if the assumed investment rate is 3.5% and 6.86% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is Nov. 1, 2003 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

-    We received these payments

     --   $10,000 Nov. 1, 2003;

     --   $8,000 Dec. 31, 2009;

     --   $6,000 Feb. 20, 2011 and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-    The prior anniversary Nov. 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE  EXPLANATION
  $       0        $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0        $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without  withdrawal charge; and

          0        $10,000 Nov. 1, 2003 purchase payment was received more than nine years before withdrawal and is withdrawn without withdrawal charge; and

        640        $8,000 Dec. 31, 2009 purchase payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

        480        $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with an 8% withdrawal charge.
-----------------
  $   1,120


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

-    amounts we refund to you during the free look period*; and

-    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your fixed accounts and subaccounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and GPAs;

-    plus any purchase payment credits allocated to the fixed accounts;

- plus interest credited; - minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the GMIB fee (if applicable);

-    minus any prorated portion of the PCR fee (if applicable);

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the PCR fee, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    any purchase payment credits allocated to the subaccounts;

-    transfers into or out of the subaccounts; - partial withdrawals;

-    withdrawal charges;

-    a prorated portion of the contract administrative charge;

-    a prorated portion of the GMIB fee (if applicable);

-    a prorated portion of the PCR fee (if applicable);

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular INTERVALS). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                              NUMBER
By investing an equal number                        AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...                  MONTH   INVESTED    UNIT VALUE    PURCHASED
                                            Jan     $ 100         $ 20         5.00

                                            Feb       100           18         5.56

you automatically buy                       Mar       100           17         5.88
more units when the
per unit market price is low ... ------>    Apr       100           15         6.67

                                            May       100           16         6.25

                                            Jun       100           18         5.56

                                            Jul       100           17         5.88

and fewer units                             Aug       100           19         5.26
when the per unit
 market price is high.           ------>    Sept      100           21         4.76

                                            Oct       100           20         5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:    $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:    Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:    $100 monthly
                             $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:    $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                   Contract value or entire account balance
Withdrawals:                 $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed employment with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


 BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:


-    Return of Purchase Payments (ROP) death benefit;

-    Maximum Anniversary Value (MAV) death benefit; and

-    Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are age 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are age 79 or younger at contract issue, you can elect the ROP, MAV, or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant dies before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added to the contract in the last 12 months:


1.   contract value; or

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals.


     ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT = PW X DB
                                                                     -------
                                                                       CV


       PW = the partial withdrawal including any applicable withdrawal charge or MVA.

       DB = the death benefit on the date of (but prior to) the partial withdrawal.

       CV = the contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003. We add a purchase payment credit of $4,000 to the contract.

- On Jan. 1, 2004, you make an additional payment of $20,000. We add a purchase payment credit of $800.

- On March 1, 2004, the contract value is $110,000 and you take a $10,000 withdrawal.

-    On March, 1, 2005, the contract value is $105,000.

     We calculate the ROP death benefit on March 1, 2005, as follows:

          Contract value at death:                                              $ 105,000.00
                                                                                ============
          Purchase payments plus credits minus adjusted partial withdrawals:
               Total purchase payments:                                         $ 120,000.00
               plus purchase payment credits:                                      +4,800.00
               minus adjusted partial withdrawals calculated as:
               10,000 X 124,800                                                   -11,345.45
               ---------------- =                                               ------------
                   110,000
          for a death benefit of:                                               $ 113,454.55
                                                                                ============
     The ROP death benefit, calculated as the greatest of these two values:     $ 113,454.55


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract.

If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:


1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

- You purchase the contract with a payment of $25,000 on Jan. 1, 2003. We add a purchase payment credit of $750 to your contract.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $29,000.

- On March 1, 2004 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $25,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:



          Contract value at death:                                              $ 25,500.00
                                                                                ===========
          Purchase payments plus purchase payment credits minus
          adjusted partial withdrawals:
               Total purchase payments and purchase payment credits:            $ 25,750.00
               minus adjusted partial withdrawals, calculated as:
               $ 1,500 X $ 25,750                                                 -1,430.56
               ------------------ =                                             -----------
                    $ 27,000
          for a death benefit of:                                               $ 24,319.44
                                                                                ===========
          The MAV immediately preceding the date of death
          plus any payments made since that anniversary
          minus adjusted partial withdrawals:
               MAV on the prior anniversary:                                    $ 29,000.00
               plus purchase payments and purchase payment credits
               made since the prior anniversary:                                      +0.00
               minus adjusted partial withdrawals, calculated as:
               $ 1,500 X $ 29,000                                                 -1,611.11
               ------------------ =                                             -----------
                    $ 27,000
          for a death benefit of:                                               $ 27,388.89
                                                                                ===========
     The MAV death benefit, calculated as the greatest of these
     three values, which is the MAV:                                            $ 27,388.89


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB death benefit rider to your contract. You may not select the EDB if you add either the Benefit Protector or the Benefit Protector Plus riders to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:


1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3.   the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


     5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                   ---------
                                                                      SV

          PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
          VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
           SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.



          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2003 and we add a purchase payment credit of $750 to your contract. You allocate $5,100 to the one-year fixed account and $20,650 to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2004 is calculated as follows:



          Contract value at death:                                               $ 22,800.00
                                                                                 ===========
          Purchase payments plus purchase payment credits
          minus adjusted partial withdrawals:
               Total purchase payments and purchase payment credits:             $ 25,750.00
               minus adjusted partial withdrawals, calculated as:
               $ 1,500 X $ 25,750                                                  -1,589.51
               ------------------ =                                              -----------
                   $ 24,300
          for a death benefit of:                                                $ 24,160.49
                                                                                 ===========
          The 5% rising floor:

               The variable account floor on Jan. 1, 2004, calculated as:
               1.05 X $20,650 =                                                  $ 21,682.50
               plus amounts allocated to the subaccounts since that anniversary:       +0.00
               minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
               $ 1,500 X $ 21,682.50                                             $ -1,711.78
               --------------------- =                                           -----------
                     $ 19,000
               variable account floor benefit:                                   $ 19,970.72
               plus the one-year fixed account value:                              +5,300.00
                                                                                 -----------
          5% rising floor (value of the GPAs, the one-year fixed account
          and the variable account floor):                                       $ 25,270.72
                                                                                 ===========
     The EDB death benefit, calculated as the greatest of these three values,
     which is the 5% rising floor:                                               $ 25,270.72


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the EDB death benefit rider or the Benefit Protector Plus rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $4,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2002 the contract value grows to $105,000. The MAV death benefit on July 1, 2002 equals the contract value less any purchase payment credits added in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.


- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:


     The MAV death benefit (contract value):                                    $ 110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
          0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                                ---------
     Total death benefit of:                                                    $ 114,000


- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:


     The MAV death benefit:                                                     $ 110,000
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                                ---------
     Total death benefit of:                                                    $ 114,000



- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



     The MAV death benefit (MAV adjusted for partial withdrawals):              $ 57,619
     plus the Benefit Protector benefit (40% of earnings at death):
          0.40 X ($57,619 - $55,000) =                                            +1,048
                                                                                --------
     Total death benefit of:                                                    $ 58,667


- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:


     The MAV death benefit (contract value):                                    $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)                    +55,000
                                                                                ---------
     Total death benefit of:                                                    $ 255,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,000. Your new contract value is now $252,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



     The MAV death benefit (contract value less any purchase payment credits
          added in the last 12 months):                                         $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
          previously withdrawn that are one or more years old)                    +55,000
                                                                                ---------
     Total death benefit of:                                                    $ 305,000




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 the contract value remains $252,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



     The MAV death benefit (contract value):                                    $ 252,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
          previously withdrawn):
          0.40 X ($252,000 - $105,000) =                                          +58,800
                                                                                ---------
     Total death benefit of:                                                    $ 310,800


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for purchases through a transfer or exchange. You may not select this rider if you select the EDB death benefit rider or the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                        PERCENTAGE IF YOU AND THE ANNUITANT ARE         PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR           UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                               0%

Three and Four                           10%                                            3.75%

Five or more                             20%                                             7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER              IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...      OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                            Zero

Two                           40% X earnings at death (see above)             15% X earnings at death

Three and Four                40% X (earnings at death + 25% of               15% X (earnings at death + 25% of
initial purchase payment*)    initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of               15% X (earnings at death + 50% of
initial purchase payment*)    initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR PLUS

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR AND BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $4,000 purchase payment credit to your contract. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



          The MAV death benefit (contract value):                               $ 110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death
          (MAV death benefit minus payments not previously withdrawn):
          0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                                ---------
     Total death benefit of:                                                    $ 114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



          The MAV death benefit:                                                $ 110,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
          0.40 X ($110,000 - $100,000) =                                           +4,000
          plus 10% of purchase payments made within 60 days of contract issue
          and not previously withdrawn: 0.10 x $100,000 =                         +10,000
                                                                                ---------
     Total death benefit of:                                                    $ 124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



          The MAV death benefit (MAV adjusted for partial withdrawals):         $ 57,619
          plus the Benefit Protector Plus benefit
          which equals 40% of earnings at death:
          0.40 X ($57,619 - $55,000) =                                            +1,048
          plus 10% of purchase payments made within 60 days of contract issue
          and not previously withdrawn: 0.10 X $55,000 =                          +5,500
                                                                                --------
      Total death benefit of:                                                   $ 64,167



- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



          The MAV death benefit (contract value):                               $ 200,000
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of
          100% of purchase payments not previously withdrawn
          that are one or more years old                                          +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 X $55,000 =           +11,000
                                                                                ---------
     Total death benefit of:                                                    $ 266,000



- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,000. Your new contract value is now $252,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



          The MAV death benefit (contract value less any
          purchase payment credits added in the last 12 months):                $ 250,000
          plus the Benefit Protector Plus benefit which equals
          40% of earnings at death, up to a maximum of 100% of
          purchase payments not previously withdrawn
          that are one or more years old                                          +55,000
          plus 20% of purchase payments made within 60 days of
          contract issue and not previously withdrawn: 0.20 X $55,000 =           +11,000
                                                                                ---------
     Total death benefit of:                                                    $ 316,000



- On July 1, 2013 the contract value remains $252,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



          The MAV death benefit (contract value):                               $ 252,000
          plus the Benefit Protector Plus benefit which equals 40% of earnings at death (death benefit Option B minus payments not previously
          withdrawn): 0.40 X ($250,000 - $105,000) =                              +58,800
          plus 20% of purchase payments made within 60 days of contract issue
          and not previously withdrawn: 0.20 X $55,000 =                          +11,000
                                                                                ---------
      Total death benefit of:                                                   $ 321,800


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)


The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:


-    you must hold the GMIB for 7 years,


- the GMIB rider terminates* on the contract anniversary after the annuitant's 86th birthday,


-    you can only exercise the GMIB within 30 days after a contract anniversary,

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and


-    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your sales representative whether either GMIB rider option is appropriate for your situation.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment and purchase payment credit; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

     --   Plan A - Life Annuity -- no refund

     --   Plan B - Life Annuity with ten years certain

     --   Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                         P SUB(t-1) (1 + i) = P SUB(t)
                          -----------------------------
                                      1.05

          P SUB(t-1)  =  prior annuity payout

          P SUB(t)    =  current annuity payout

          i           =  annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   contract value;

2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or

3.   the 6% rising floor.


6% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 6%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.


Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits made in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment and purchase payment credit adjusted for market value from the contract value.

- subtract each payment and purchase payment credit from the 6% rising floor. We adjust the payments and purchase payment credit made to the GPAs and the one-year fixed account for market value. We increase payments and purchase payment credit allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

          PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.

          CVG  =  current contract value at the time you exercise the GMIB.

          ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 6% increase of payments and purchase payment credits allocated to the subaccounts as:

                        PMT X (1.06)(TO THE POWER OF CY)

           CY = the full number of contract years the payment and purchase payment credit have been in the contract.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first rider anniversary.

-    You may terminate the rider any time after the seventh rider anniversary.

-    The rider will terminate on the date:

     --   you make a full withdrawal from the contract;

     --   a death benefit is payable; or

     -- you choose to begin taking annuity payouts under the regular contract provisions.


- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $4,000 purchase payment credit to your contract. You allocate all of your purchase payment and purchase payment credit to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                     PURCHASE PAYMENTS AND                              GMIB
ANNIVERSARY              CONTRACT VALUE     PURCHASE PAYMENT CREDIT    6% RISING FLOOR      BENEFIT BASE
  1                        $ 112,000              $ 104,000              $ 110,240
  2                          130,000                104,000                116,854
  3                          137,000                104,000                123,866
  4                          156,000                104,000                131,298
  5                           88,000                104,000                139,175
  6                          125,000                104,000                147,526
  7                          144,000                104,000                156,378            $ 156,378
  8                          158,000                104,000                165,760              165,760
  9                          145,000                104,000                175,706              175,706
 10                          133,000                104,000                186,248              186,248
 11                          146,000                104,000                197,423              197,423
 12                          153,000                104,000                209,268              209,268
 13                          225,000                104,000                221,825              225,000
 14                          245,000                104,000                235,134              245,000
 15                          250,000                104,000                249,242              250,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                  MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                      PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                         GMIB                  LIFE ANNUITY --     LIFE ANNUITY WITH    LAST SURVIVOR LIFE
AT EXERCISE                     BENEFIT BASE                 NO REFUND        TEN YEARS CERTAIN   ANNUITY -- NO REFUND
 10                          $ 186,248 (6% Rising Floor)    $   910.75           $   886.54           $   720.78
 15                            250,000 (Contract Value)       1,407.50             1,345.00             1,080.00


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:


CONTRACT                                                      PLAN A -            PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                               LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                  CONTRACT VALUE                  NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND
 10                            $ 133,000                   $   687.61            $   670.32            $   549.29
 15                              250,000                     1,480.00              1,410.00              1,145.00



In this example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments plus purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

    TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                  -------
                                                    CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      TV = the target value on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             3% X (PP - PCRPW - PP5)

          PP  =  total purchase payments and purchase payment credits.

       PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.

         PP5 = purchase payments and purchase payment credits made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

-    The PCR will terminate on the date:

     --   you make a full withdrawal from the contract,

     --   that a death benefit is payable, or

     --   you choose to begin taking annuity payouts.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $4,000 purchase payment credit to your contract.


-    There are no additional purchase payments and no partial withdrawals.


-    On Jan. 1, 2010, the contract value is $150,000.

- We determine the target value on Jan. 1, 2010 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:


     $104,000 X (1.08)(TO THE POWER OF 7) = $104,000 X 1.71382 = $178,237.72.

     Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

     0.03 X $104,000 = $3,120.


     After application of the PCR credit, your total contract value on Jan. 1, 2010 would be $153,120.

-    On Jan. 1, 2013, the contract value is $220,000.

- We determine the target value on Jan. 1, 2013 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:


     $104,000 X (1.08)(TO THE POWER OF 10) = $104,000 X 2.158924 = $224,528.20.

     Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

     0.05 X $104,000 = $5,200.


     After application of the PCR credit, your total contract value on Jan. 1, 2013 would be $225,200.

- The PCR calculation period automatically restarts on Jan. 1, 2013 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2020.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.36% and 6.86% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.


If the annuitant dies before investment in the contract is fully recovered, the remaining portion of the uncovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-    the payout is a minimum distribution required under the Code;

-    the payout is made on account of an eligible hardship; or

-    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                    2002            2001            2000           1999           1998
---------------------------------------------------------------------------------------------------------------------
Net investment income                      $    292,067    $    271,718    $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                        3         (89,920)            469          6,565         (4,788)
Other                                            18,906          16,245          12,248          8,338          7,662
TOTAL REVENUES                             $    310,976    $    198,043    $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES          $    (52,177)   $    (63,936)   $     28,452   $     50,662   $     36,421
NET (LOSS) INCOME                          $    (33,690)   $    (41,728)   $     24,365   $     33,987   $     22,026
TOTAL ASSETS                               $  8,026,730    $  5,275,681    $  4,652,221   $  4,603,343   $  4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.



          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 21
Rating Agencies                                          p. 22
Principal Underwriter                                    p. 22
Independent Auditors                                     p. 22
Condensed Financials                                     p. 23
Financial Statements


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

APPENDIX: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE


For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

     RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

  RPA ADJUSTED PARTIAL WITHDRAWALS = PW X RP
                                     -------
                                       CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      CV = the contract value on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

     EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

  EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA     EPA
                                       --------  X  ---
                                          CV        RPA

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.

      CV = the contract value on the date of (but prior to) the partial withdrawal.

     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2003 you purchase the contract with a purchase payment of $100,000.

- On Jan. 1, 2009 you make an additional purchase payment in the amount of $100,000.


-    Contract values before any partial withdrawals are shown below.


-    On Jan. 1, 2006 you make a partial withdrawal in the amount of $10,000.

- On Jan. 1, 2011 you make another partial withdrawal in the amount of $10,000.


          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                       TOTAL PURCHASE PAYMENTS           CONTRACT VALUE
Jan. 1, 2003                      $ 100,000                    $ 100,000
Jan. 1, 2004                        100,000                      110,000
Jan. 1, 2005                        100,000                      115,000
Jan. 1, 2006                        100,000                      120,000
Jan. 1, 2007                        100,000                      115,000
Jan. 1, 2008                        100,000                      120,000
Jan. 1, 2009                        200,000                      225,000
Jan. 1, 2010                        200,000                      230,000
Jan. 1, 2011                        200,000                      235,000
Jan. 1, 2012                        200,000                      230,000
Jan. 1, 2013                        200,000                      235,000

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2006:
     RPA before the partial withdrawal =                                        RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $ 10,000 X $ 100,000
                                                                                -------------------- = $ 8,333
     minus the RPA adjusted partial withdrawals for all previous                     $ 120,000
     partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
     RPA before the partial withdrawal =                                        RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $ 10,000 X $ 191,667
                                                                                ------------------ = $ 8,156
     minus the RPA adjusted partial withdrawals for all previous                     $ 235,000
     partial withdrawals = $200,000 - $8,333 = $191,667


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2006:
     EPA before the partial withdrawal =                                        EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $ 10,000 X $ 100,000   $ 100,000
                                                                                -------------------- X -------- = $ 8,333
     AND the five-year exclusion period minus the EPA adjusted                       $ 120,000         $ 100,000
     partial withdrawals for all previous partial
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2011:
     EPA before the partial withdrawal =                                        EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal               $ 10,000 X $ 91,667   $ 91,667
                                                                                ------------------- X --------- = $ 1,866
     AND the five-year exclusion period minus the EPA                                $ 235,000        $ 191,667
     adjusted partial withdrawals for all previous partial
     withdrawals = $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.


     PCRPW amount = $8,333 + $1,866 = $10,199





          AMERICAN EXPRESS SIGNATURE ONE VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS (R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                 240192 H (5/03)

PROSPECTUS

MAY 1, 2003


WELLS FARGO


ADVANTAGE(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-   American Express(R) Variable Portfolio Funds

-   AIM Variable Insurance Funds

-   The Dreyfus Socially Responsible Growth Fund, Inc.

-   Fidelity(R) Variable Insurance Products - Service Class 2

-   Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
    Class 2

-   Goldman Sachs Variable Insurance Trust (VIT)

-   MFS(R) Variable Insurance Trust(SM)

-   Oppenheimer Variable Account Funds

-   Putnam Variable Trust - Class IB Shares

-   Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the in vestment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                3
THE CONTRACT IN BRIEF                                                    4
EXPENSE SUMMARY                                                          6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                             10
FINANCIAL STATEMENTS                                                    17
PERFORMANCE INFORMATION                                                 17
THE VARIABLE ACCOUNT AND THE FUNDS                                      18
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                    24
THE ONE-YEAR FIXED ACCOUNT                                              27
BUYING YOUR CONTRACT                                                    27
CHARGES                                                                 29
VALUING YOUR INVESTMENT                                                 33
MAKING THE MOST OF YOUR CONTRACT                                        34
WITHDRAWALS                                                             38
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                    38
CHANGING OWNERSHIP                                                      39
BENEFITS IN CASE OF DEATH                                               39
OPTIONAL BENEFITS                                                       43
THE ANNUITY PAYOUT PERIOD                                               51
TAXES                                                                   52
VOTING RIGHTS                                                           54
SUBSTITUTION OF INVESTMENTS                                             55
ABOUT THE SERVICE PROVIDERS                                             55
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                   56
ADDITIONAL INFORMATION                                                  62
EXPERTS                                                                 62
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
FINANCIAL INFORMATION                                                   63
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION                                                77


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 18)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 18)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with a seven-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 27)


MINIMUM PURCHASE PAYMENT

   for Systematic Investment Plans:
      $50 initial payment.
      $50 for additional payments.

   for all other payment plans:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states.
      $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
      $99,999 for contracts issued through AEFA.
      $1,000,000 for all other contracts.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 36)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 38)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 39)


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 39)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 43)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 51)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 52)

CHARGES: We assess certain charges in connection with your contract (p. 29):

-    $30 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Guaranteed Minimum Income Benefit Rider(3) (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:                 ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
Standard Death Benefit                                           0.15%                     1.05%                      1.20%
Enhanced Death Benefit Rider(2)                                  0.15                      1.25                       1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(4):
Standard Death Benefit                                           0.15                      1.30                       1.45
Enhanced Death Benefit Rider(2)                                  0.15                      1.50                       1.65



(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

(2) You may select one of the following: the Enhanced Death Benefit (EDB) Rider, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

(4) Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE


(contingent deferred sales charge as a percentage of purchase payments withdrawn)


You select either a five-year or seven-year withdrawal charge schedule at the time of application.

                FIVE-YEAR SCHEDULE                                           SEVEN-YEAR SCHEDULE
YEARS FROM PURCHASE              WITHDRAWAL CHARGE           YEARS FROM PURCHASE              WITHDRAWAL CHARGE
  PAYMENT RECEIPT                   PERCENTAGE                 PAYMENT RECEIPT                   PERCENTAGE
        1                               8%                           1                                8%
        2                               8                            2                                8
        3                               6                            3                                7
        4                               4                            4                                6
        5                               2                            5                                5
        Thereafter                      0                            6                                4
                                                                     7                                2
                                                                     Thereafter                       0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                  $30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                                         0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                               0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                                                    0.70%*
(As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



* This fee apples only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
 STANDARD DEATH BENEFIT                                       0.15%                      1.05%                      1.20%
 ENHANCED DEATH BENEFIT RIDER                                 0.15                       1.25                       1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
 STANDARD DEATH BENEFIT                                       0.15                       1.30                       1.45
 ENHANCED DEATH BENEFIT RIDER                                 0.15                       1.50                       1.65

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM             MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .78%               3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     GROSS TOTAL
                                                                          MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                             FEES          FEES         EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                                .53%          .13%           .13%           .79%(1)
      Capital Resource Fund                                                   .62           .13            .05            .80(1)
      Diversified Equity Income Fund                                          .56           .13            .18            .87(1)
      Extra Income Fund                                                       .62           .13            .08            .83(1)
      Federal Income Fund                                                     .61           .13            .09            .83(1)
      NEW DIMENSIONS FUND(R)                                                  .61           .13            .05            .79(1)
      Partners Small Cap Value Fund                                          1.03           .13            .32           1.48(1)
      Small Cap Advantage Fund                                                .73           .13            .25           1.11(1)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                              .61            --            .24            .85(2)
      Premier Equity Fund, Series I Shares                                    .61            --            .24            .85(2)
Dreyfus
      The Dreyfus Socially Responsible Growth Fund, Inc. -
        Initial Share Class                                                   .75            --            .05            .80(3)
Fidelity(R) VIP
      Dynamic Capital Appreciation Portfolio Service Class 2                  .58           .25           1.96           2.79(4)
      High Income Portfolio Service Class 2                                   .58           .25            .14            .97(5)
      Mid Cap Portfolio Service Class 2                                       .58           .25            .12            .95(5)
FTVIPT
      Franklin Income Securities Fund - Class 2                               .50           .25            .03            .78(6),(7)
      Franklin Real Estate Fund - Class 2                                     .53           .25            .04            .82(6),(7)
      Franklin Small Cap Fund - Class 2                                       .53           .25            .31           1.09(7),(8)
      Franklin Small Cap Value Securities Fund - Class 2                      .59           .25            .20           1.04(7),(8)
      Mutual Shares Securities Fund - Class 2                                 .60           .25            .21           1.06(7),(8)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70            --            .16            .86(9)
      Mid Cap Value Fund                                                      .80            --            .13            .93(9)
MFS(R)
      Investors Trust Series - Initial Class                                  .75            --            .13            .88(10)
      Utilities Series - Initial Class                                        .75            --            .19            .94(10)
Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                               .65           .23            .02            .90(11)
      Strategic Bond Fund/VA, Service Shares                                  .74           .25            .07           1.06(11)

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                     GROSS TOTAL
                                                                          MANAGEMENT       12b-1         OTHER         ANNUAL
                                                                             FEES          FEES         EXPENSES      EXPENSES
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                        .70%          .25%           .13%          1.08%(5)
      Putnam VT International Equity Fund - Class IB Shares                   .77           .25            .22           1.24(5)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                                  .64           .25            .10            .99(5)
Wells Fargo VT
      Asset Allocation Fund                                                   .55           .25            .23           1.03(12)
      Equity Income Fund                                                      .55           .25            .30           1.10(12)
      Equity Value Fund                                                       .55           .25            .48           1.28(12)
      Growth Fund                                                             .55           .25            .35           1.15(12)
      International Equity Fund                                               .75           .25           2.14           3.14(12)
      Large Company Growth Fund                                               .55           .25            .29           1.09(12)
      Money Market Fund                                                       .40           .25            .32            .97(12)
      Small Cap Growth Fund                                                   .75           .25            .33           1.33(12)
      Total Return Bond Fund                                                  .45           .25            .33           1.03(12)
      (previously Wells Fargo VT Corporate Bond Fund)

We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) These expenses are for the Initial Share Class for the fiscal year ended Dec. 31, 2002. Actual expenses in future years may be higher or lower than the expenses shown.

(4) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. After this reimbursement, "Other expenses," and "Gross total annual expenses" would have been 0.92% and 1.75% Fidelity(R) VIP - Dynamic Capital Appreciation Portfolio Service Class 2.

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 1.04% for FTVIPT Franklin Small Cap Fund - Class 2, (0.03%) and 1.01% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.01%) and 1.05% for FTVIPT Mutual Shares Securities Fund - Class 2.

(9) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(10) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal 0.93% for Utilities Series.

(11) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.

(12) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0.20% and 1.00% for Wells Fargo VT Equity Income Fund, 0.20% and 1.00% for Wells Fargo VT Equity Value Fund, 0.20% and 1.00% for Wells Fargo VT Growth Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund, 0.20% and 1.00% for Well Fargo VT Large Company Growth Fund, 0.10% and 0.75% for Wells Fargo VT Money Market Fund 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund and 0.20% and 0.90% for Wells Fargo VT Total Return Bond Fund.




              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional EDB and GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                         IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS       1 YEAR    3 YEARS     5 YEARS     10 YEARS
With a seven-year withdrawal
  charge schedule                  $ 1,343.57  $ 2,335.58  $ 3,234.15  $ 5,509.46     $ 543.57  $ 1,635.58  $ 2,734.15  $ 5,509.46
With a five-year withdrawal
  charge schedule                    1,369.19    2,308.31    3,048.40    5,702.95       569.19    1,708.31    2,848.40    5,702.95


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the Standard Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                          IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                         IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                     AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS       1 YEAR    3 YEARS     5 YEARS     10 YEARS
With a seven-year withdrawal
  charge schedule                  $ 1,007.67  $ 1,341.38  $ 1,600.83  $ 2,372.26     $ 207.67  $ 641.38    $ 1,100.83  $ 2,372.26
With a five-year withdrawal
  charge schedule                    1,033.29    1,318.70    1,430.35    2,633.77       233.29    718.70      1,230.35    2,633.77



* In these examples, the $30 contract administrative charge is approximated as a .046% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.65%) and lowest (1.20%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.



YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $0.75    $0.91   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.57    $0.75   $0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  195      365     130       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WBCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $0.75    $0.92   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.58    $0.75   $0.92       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  801      849     364       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WCAR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                 $0.67    $0.83   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.51    $0.67   $0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   79      101      13       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WCAR7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                 $0.67    $0.83   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.52    $0.67   $0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   75       76      66       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $1.08    $1.08   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.86    $1.08   $1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   36       34       3       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WDEI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $1.09    $1.08   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.87    $1.09   $1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  573      428      98       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WEXI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                 $0.90    $0.88   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.83    $0.90   $0.88       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  216      178      62       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WEXI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                 $0.93    $0.90   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.86    $0.93   $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  684      279     175       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WFDI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                 $1.10    $1.05   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.15    $1.10   $1.05       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,155      592     331       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WFDI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                 $1.12    $1.07   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.17    $1.12   $1.07       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,450      805     125       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                 $0.70    $0.86   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.54    $0.70   $0.86       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  363      701     483       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WNDM7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                 $0.71    $0.86   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.55    $0.71   $0.86       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,714    1,471   1,038       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WSVA2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.79       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%      --      --       --       --       --       --       --

SUBACCOUNT WSVA7(2) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.79       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   22       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%      --      --       --       --       --       --       --

SUBACCOUNT WSCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $0.82    $0.90   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.67    $0.82   $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   37       43      39       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WSCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $0.83    $0.90   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.68    $0.83   $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  307       41       9       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WCAP2(1) (INVESTING IN SHARES OF AIM V.I.
  CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $0.57    $0.75   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.42    $0.57   $0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  489      494     149       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WCAP7(1) (INVESTING IN SHARES OF AIM V.I.
  CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $0.57    $0.75   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.43    $0.57   $0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,455    2,749   1,707       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WVAL2(1) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $0.69    $0.81   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.48    $0.69   $0.81       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,112    1,872   1,483       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WVAL7(1) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $0.70    $0.81   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.48    $0.70   $0.81       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                6,919    7,863   5,982       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WSRG2(1) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
  INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                 $0.68    $0.90   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.48    $0.68   $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  156      191      71       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG7(1) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                 $0.69    $0.90   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.48    $0.69   $0.90       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  817    1,145     834       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WDYC2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $0.95    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.86    $0.95      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   10        3      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%     --       --       --       --       --       --

SUBACCOUNT WDYC7(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $0.95    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.87    $0.95      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   92       60      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%     --       --       --       --       --       --

SUBACCOUNT WHIP2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $0.91    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.92    $0.91      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   13       13      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%     --       --       --       --       --       --

SUBACCOUNT WHIP7(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $0.91    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.93    $0.91      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  154       71      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%     --       --       --       --       --       --

SUBACCOUNT WMDC2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $1.06    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.94    $1.06      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   42        8      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%     --       --       --       --       --       --

SUBACCOUNT WMDC7(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                 $1.06    $1.00      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.95    $1.06      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,005      667      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%     --       --       --       --       --       --

SUBACCOUNT WISE2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $0.98    $0.99   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.96    $0.98   $0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  343      285     177       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WISE7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.16    $1.16   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.13    $1.16   $1.16       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,080      969     102       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WRES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.25    $1.18   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.26    $1.25   $1.18       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   58       11       2       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WRES7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.42    $1.34   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.44    $1.42   $1.34       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  421      119      24       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                 $0.50    $0.60   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.35    $0.50   $0.60       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  331      348     258       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WSMC7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                 $0.55    $0.66   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.39    $0.55   $0.66       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,813    2,416   1,378       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WVAS2(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.79       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    4       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%      --      --       --       --       --       --       --

SUBACCOUNT WVAS7(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.79       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   59       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%      --      --       --       --       --       --       --

SUBACCOUNT WMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL
  SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.17    $1.11   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.02    $1.17   $1.11       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  123       41       3       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WMSS7(1) (INVESTING IN SHARES OF FTVIPT MUTUAL
  SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $1.25    $1.18   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.08    $1.25   $1.18       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  875      521     245       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WUSE2(1) (INVESTING IN SHARES OF GOLDMAN SACHS
  VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                 $0.79    $0.91   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.61    $0.79   $0.91       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  204      212     144       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WUSE7(1) (INVESTING IN SHARES OF GOLDMAN SACHS
  VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                 $0.80    $0.92   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.62    $0.80   $0.92       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,593    1,352     730       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WMCV2(1) (INVESTING IN SHARES OF GOLDMAN SACHS
  VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.56    $1.41   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.46    $1.56   $1.41       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  125      110      37       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WMCV7(1) (INVESTING IN SHARES OF GOLDMAN SACHS
  VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                 $1.57    $1.42   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.48    $1.57   $1.42       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,065    1,041     593       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WGIS2(1) (INVESTING IN SHARES OF MFS(R)
  INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                 $0.84    $1.02   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.65    $0.84   $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   68       87      57       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS7(1) (INVESTING IN SHARES OF MFS(R)
  INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                 $0.86    $1.03   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.67    $0.86   $1.03       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,476    1,400     488       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WUTS2(1) (INVESTING IN SHARES OF MFS(R)
  UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                 $0.63    $0.85   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.48    $0.63   $0.85       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  453      567     366       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WUTS7(1) (INVESTING IN SHARES OF MFS(R)
  UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                 $0.70    $0.93   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.53    $0.70   $0.93       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,931    2,308   1,220       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WOGS2(2) (INVESTING IN SHARES OF OPPENHEIMER
  GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.77       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%      --      --       --       --       --       --       --

SUBACCOUNT WOGS7(2) (INVESTING IN SHARES OF OPPENHEIMER
  GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.77       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   13       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%      --      --       --       --       --       --       --

SUBACCOUNT WSTB2(2) (INVESTING IN SHARES OF OPPENHEIMER
  STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $1.03       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   --       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%      --      --       --       --       --       --       --

SUBACCOUNT WSTB7(2) (INVESTING IN SHARES OF OPPENHEIMER
  STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $1.03       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  111       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%      --      --       --       --       --       --       --

SUBACCOUNT WHSC2(2) (INVESTING IN SHARES OF PUTNAM VT
  HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.84       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   33       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%      --      --       --       --       --       --       --

SUBACCOUNT WHSC7(2) (INVESTING IN SHARES OF PUTNAM VT
  HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $1.00       --      --       --       --       --       --       --
Accumulation unit value at end of period                       $0.84       --      --       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   12       --      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%      --      --       --       --       --       --       --

SUBACCOUNT WIGR2(1) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                 $0.59    $0.75   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.47    $0.59   $0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  666      730     499       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WIGR7(1) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                 $0.65    $0.83   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.53    $0.65   $0.83       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,982    3,906   2,927       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS2(1) (INVESTING IN SHARES OF PUTNAM VT
  VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $0.48    $0.73   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.33    $0.48   $0.73       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  608      668     384       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WVIS7(1) (INVESTING IN SHARES OF PUTNAM VT
  VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $0.49    $0.75   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.34    $0.49   $0.75       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                4,476    4,717   3,180       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WAAL2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                 $0.90    $0.98   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.77    $0.90   $0.98       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,505    1,685   1,029       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WAAL7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                 $0.91    $0.99   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.79    $0.91   $0.99       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                5,138    5,343   2,012       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WEQI2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $1.05    $1.12   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.83    $1.05   $1.12       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  482      466     123       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WEQI7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $1.06    $1.13   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.84    $1.06   $1.13       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,083    2,040   1,204       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WEQV2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                 $1.00    $1.09   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.75    $1.00   $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  366      378     302       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WEQV7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                 $1.01    $1.09   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.76    $1.01   $1.09       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  638      457     213       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WGRO2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  GROWTH FUND)
Accumulation unit value at beginning of period                 $0.69    $0.87   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.50    $0.69   $0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  160      172     117       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WGRO7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  GROWTH FUND)
Accumulation unit value at beginning of period                 $0.70    $0.87   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.51    $0.70   $0.87       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  519      321     266       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WIEQ2(4) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                 $0.73    $0.89   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.55    $0.73   $0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   43        2      --       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                             2002     2001    2000     1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ7(4) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                 $0.74    $0.89   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.56    $0.74   $0.89       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  245      218     111       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WLCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                 $0.74    $0.95   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.52    $0.74   $0.95       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                2,440    2,335   1,454       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WLCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                 $0.74    $0.95   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.53    $0.74   $0.95       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                8,912   11,429   7,702       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WMMK2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                 $1.04    $1.02   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.04    $1.04   $1.02       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,193    1,236     668       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --
Simple yield(5)                                                (0.87%)   0.06%   3.35%      --       --       --       --       --
Compound yield(5)                                              (0.86%)   0.06%   3.41%      --       --       --       --       --

SUBACCOUNT WMMK7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                 $1.06    $1.04   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.06    $1.06   $1.04       --       --       --       --       --
Number of accumulation units outstanding at end of period
  000 omitted)                                                 2,532    2,106     317       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --
Simple yield(5)                                                (0.42%)   0.52%   3.80%      --       --       --       --       --
Compound yield(5)                                              (0.42%)   0.52%   3.87%      --       --       --       --       --

SUBACCOUNT WSCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                 $0.41    $0.56   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.25    $0.41   $0.56       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  655      712     393       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WSCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                 $0.42    $0.56   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $0.25    $0.42   $0.56       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                3,066    3,231   2,319       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --

SUBACCOUNT WCBD2(1) (INVESTING IN SHARES OF WELLS FARGO VT
  TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                 $1.12    $1.06   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.19    $1.12   $1.06       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,004      997     793       --       --       --       --       --
Ratio of operating expense to average net assets                1.65%    1.65%   1.65%      --       --       --       --       --

SUBACCOUNT WCBD7(1) (INVESTING IN SHARES OF WELLS FARGO VT
  TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                 $1.14    $1.08   $1.00       --       --       --       --       --
Accumulation unit value at end of period                       $1.22    $1.14   $1.08       --       --       --       --       --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                1,227      934     408       --       --       --       --       --
Ratio of operating expense to average net assets                1.20%    1.20%   1.20%      --       --       --       --       --


  (1) Operations commenced on March 3, 2000.


  (2) Operations commenced on May 1, 2002.

  (3) Operations commenced on May 1, 2001.

  (4) Operations commenced on July 3, 2000.

  (5) Net of annual contract administrative charge and mortality and expense risk fee.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-   contract administrative charge,

-   variable account administrative charge,

-   EDB fee,

-   GMIB fee,

-   applicable mortality and expense risk fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Benefit Protector fee or the Benefit Protector Plus fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
WBCA2            AXP(R) Variable Portfolio -    Objective: long-term total return exceeding that    IDS Life Insurance
WBCA4            Blue Chip Advantage Fund       of the U.S. stock market. Invests primarily in      Company (IDS Life),
WBCA5                                           blue chip stocks. Blue chip stocks are issued by    adviser;  American
WBCA7                                           companies with a market capitalization of at        Express Financial
                                                least $1 billion, an established management, a      Corporation (AEFC),
                                                history of consistent earnings and a leading        subadviser.
                                                position within their respective industries.

ECR              AXP(R) Variable Portfolio -    Objective: capital appreciation. Invests            IDS Life, adviser; AEFC,
WCAR2            Capital Resource Fund          primarily in U.S. common stocks and other           subadviser.
WCAR4                                           securities convertible into common stocks.
WCAR7

WDEI2            AXP(R) Variable Portfolio -    Objective: high level of current income and, as a   IDS Life, adviser; AEFC,
WDEI4            Diversified Equity Income      secondary goal, steady growth of capital. Invests   subadviser.
WDEI5            Fund                           primarily in dividend-paying common and preferred
WDEI7                                           stocks.

EIA              AXP(R) Variable Portfolio -    Objective: high current income, with capital        IDS Life, adviser; AEFC,
WEXI2            Extra Income Fund              growth as a secondary objective. Invests            subadviser.
WEXI4                                           primarily in high-yielding, high-risk corporate
WEXI7            (effective 6-27-03 AXP(R)      bonds (junk bonds) issued by U.S. and foreign
                 Variable Portfolio - Extra     companies and governments.
                 Income Fund will change to
                 AXP(R) Variable Portfolio -
                 High Yield  Bond Fund)

WFDI2            AXP(R) Variable Portfolio -    Objective: a high level of current income and       IDS Life, adviser; AEFC,
WFDI4            Federal Income Fund            safety of principal consistent with an investment   subadviser.
WFDI5                                           in U.S. government and government agency
WFDI7            (effective 6-27-03 AXP(R)      securities. Invests primarily in debt obligations
                 Variable Portfolio - Federal   issued or guaranteed as to principal and
                 Income Fund will change to     interest by the U.S. government, its agencies or
                 AXP(R) Variable Portfolio -    instrumentalities.
                 Short Term  U.S. Government
                 Fund)

EGD              AXP(R) Variable Portfolio -    Objective: long-term growth of capital. Invests     IDS Life, adviser; AEFC,
WNDM2            NEW DIMENSIONS FUND(R)         primarily in common stocks showing potential for    subadviser.
WNDM4                                           significant growth.
WNDM7

WSVA2            AXP(R) Variable Portfolio -    Objective: long-term capital appreciation.          IDS Life, adviser; AEFC,
WSVA4            Partners Small Cap  Value      Non-diversified fund that invests primarily in      subadviser, Royce &
WSVA5            Fund                           equity securities.                                  Associates, LLC., Third
WSVA7                                                                                               Avenue Management LLC
                                                                                                    and National City
                                                                                                    Investment Company,
                                                                                                    subadvisers.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
WSCA2            AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests        IDS Life, adviser; AEFC,
WSCA4            Small Cap Advantage Fund       primarily in equity stocks of small companies       subadviser, Kenwood
WSCA5                                           that are often included in the Russell 2000         Capital  Management LLC,
WSCA7                                           Index and/or have market capitalization under       subadviser.
                                                $2 billion.

ECA              AIM V.I. Capital Appreciation  Objective: growth of capital. Invests               A I M Advisors, Inc.
WCAP2            Fund, Series I Shares          principally in common stocks of companies likely
WCAP4                                           to benefit from new or innovative products,
WCAP7                                           services or processes as well as those with
                                                above-average growth and excellent prospects for
                                                future growth. The Fund may invest up to 25% of
                                                its assets in foreign securities.

EVA              AIM V.I. Premier Equity Fund,  Objective: long-term growth of capital with         A I M Advisors, Inc.
WVAL2            Series I Shares                income as a secondary objective. Invests
WVAL4                                           normally at least 80% of its net assets, plus
WVAL7                                           the amount of any borrowings for investment
                                                purposes, in equity securities
                                                including convertible securities. The fund also
                                                may invest in preferred stocks and
                                                debt instruments that have prospects for growth
                                                of capital. The Fund may invest up to 25% of its
                                                assets in foreign securities.

ESR              The Dreyfus Socially           Objective: capital growth, with current income      The Dreyfus Corporation
WSRG2            Responsible Growth Fund, Inc.  as a secondary objective. The fund invests,
WSRG4            - Initial Share Class          under normal circumstances, at least 80% of its
WSRG7                                           assets in the common stock of companies that
                                                Dreyfus believes meet traditional investment
                                                standards and conduct their business in a manner
                                                that contributes to the enhancement of the quality
                                                of life in America.

WDYC2            Fidelity(R) VIP Dynamic        Objective: seeks capital appreciation. Normally     Fidelity Management &
WDYC4            Capital Appreciation           invests primarily in growth or value common         Research Company (FMR),
WDYC5            Portfolio Service Class 2      stocks of domestic and foreign issuers.             investment manager; FMR
WDYC7                                                                                               U.K., FMR Far East,
                                                                                                    Fidelity Investments
                                                                                                    Japan Limited (FIJ) and
                                                                                                    FMR Co. Inc. (FMRC),
                                                                                                    sub-investment advisers.

WHIP2            Fidelity(R) VIP High Income    Objective: seeks a high level of current income,    Fidelity Management &
WHIP4            Portfolio Service Class 2      while also considering growth of capital.           Research Company (FMR),
WHIP5                                           Normally invests primarily in foreign and           investment manager; FMR
WHIP7                                           domestic issued income-producing debt               U.K., FMR Far East,
                                                securities, preferred stocks and convertible
                                                sub-investment advisers. securities, with an
                                                emphasis on lower-quality debt securities. May
                                                invest in non-inomce producting securities,
                                                including defaulted securities and common stocks
                                                and may invest in companies in troubled or
                                                uncertain financial condition.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
WMDC2            Fidelity(R) VIP Mid Cap        Objective: seeks long-term growth of capital.       Fidelity Management &
WMDC4            Portfolio Service Class 2      Normally invests at least 80% of assets in          Research Company (FMR),
WMDC5                                           securities of foreign and domestic companies with   investment manager; FMR
WMDC7                                           medium market capitalization common stocks.         U.K., FMR Far East,
                                                Invests in growth or value common common stocks.    sub-investment advisers.
                                                May invest in companies with smaller or larger
                                                market capitalizations.

WISE2            FTVIPT Franklin Income         Seeks to maximize income while maintaining          Franklin Advisers, Inc.
WISE4            Securities Fund - Class 2      prospects for capital appreciation. The Fund
WISE5                                           normally invests in debt and equity securities.
WISE7

ERE              FTVIPT Franklin Real           Seeks capital appreciation, with current income     Franklin Advisers, Inc.
WRES2            Estate Fund - Class 2          as a secondary goal. The Fund normally invests at
WRES4                                           least 80% of its net assets in investments of
WRES7                                           companies operating in the real estate sector.
                                                The Fund invests primarily in
                                                equity real estate investment
                                                trusts (REITs).

WSMC2            FTVIPT Franklin Small Cap      Seeks long-term capital growth. The Fund normally   Franklin Advisers, Inc.
WSMC4            Fund - Class 2                 invests at least 80% of its net assets in
WSMC5                                           investments of small capitalization companies.
WSMC7                                           For this Fund, small cap companies are those with
                                                market capitalization values not exceeding
                                                (i) $1.5 billion; or (ii) the highest market
                                                capitalization value in the Russell 2000(R)
                                                Index, whichever is greater, at the time of
                                                purchase.

WVAS2            FTVIPT Franklin Small Cap      Seeks long-term total return. The Fund normally     Franklin Advisory
WVAS4            Value Securities Fund -        invests at least 80% of its net assets in           Services, LLC
WVAS5            Class 2                        investments of small capitalization companies.
WVAS7                                           For this Fund, small cap companies are those with
                                                market cap values not exceeding $2.5 billion,
                                                at the time of purchase. The Fund's manager
                                                invests in small companies that it believes
                                                are undervalued.

EMU              FTVIPT Mutual Shares           Seeks capital appreciation, with income as a        Franklin Mutual Advisers,
WMSS2            Securities Fund - Class 2      secondary goal. The Fund normally invests mainly    LLC
WMSS4                                           in U.S. equity securities that the Fund's manager
WMSS7                                           believes are available at market prices less than
                                                their intrinsic value on certain recognized
                                                or objective criteria, including undervalued
                                                stocks, restructuring companies and
                                                distressed companies.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
JUS              Goldman Sachs VIT CORE(SM)     Objective: The Goldman Sachs VIT CORE  U.S.         Goldman Sachs Asset
WUSE2            U.S. Equity Fund               Equity Fund seeks long-term growth of capital       Management, L.P.
                                                and dividend income. The Fund invests, under
                 CORE(SM) is a service mark     normal circumstances, at least 90% of its total
WUSE4             of Goldman, Sachs & Co.       assets (not including securities lending
WUSE7                                           collateral and any investment of that
                                                collateral) measured at time of purchase in a
                                                broadly diversified portfolio of large-cap
                                                and blue chip equity investments representing
                                                all major sectors of the U.S. economy.

JMC              Goldman Sachs VIT Mid Cap      Objective: The Goldman Sachs VIT Mid Cap Value      Goldman Sachs Asset
WMCV2            Value Fund                     Fund seeks long-term capital appreciation. The      Management, L.P.
WMCV4                                           Fund invests, under normal circumstances, at
WMCV7                                           least 80% of its net assets plus any borrowing
                                                for investment purposes (measured at time of
                                                purchase) in a diversified portfolio of
                                                equity investments in mid-capitalization
                                                issuers within the range of the market
                                                capitalization of companies constituting the
                                                Russell Midcap Value Index at the time of
                                                investment.

WGIS2            MFS(R) Investors Trust Series  Objective: long-term growth of capital with a       MFS Investment Management(R)
WGIS4            - Initial Class                secondary objective to seek reasonable current
WGIS5                                           income. Invests primarily in common stocks and
WGIS7                                           related securities, such as preferred stocks,
                                                convertible securities and depository receipts
                                                for those securities.

EUT              MFS(R) Utilities Series -      Objective: capital growth and current income.       MFS Investment Management(R)
WUTS2            Initial Class                  Invests primarily in equity and debt securities
WUTS4                                           of domestic and foreign companies in the
WUTS7                                           utilities industry.

WOGS2            Oppenheimer Global Securities  Objective: long-term capital appreciation.          OppenheimerFunds, Inc.
WOGS4            Fund/VA, Service Shares        Invests mainly in common stocks of U.S. and
WOGS5                                           foreign issuers that are "growth-type"
WOGS7                                           companies, cyclical industries and special
                                                situations that are considered to have
                                                appreciation possibilities.

WSTB2            Oppenheimer Strategic Bond     Objective: high level of current income             OppenheimerFunds, Inc.
WSTB4            Fund/VA, Service Shares        principally derived from interest on debt
WSTB5                                           securities. Invests mainly in three market
WSTB7                                           sectors: debt securities of foreign governments
                                                and companies, U.S. government securities, and
                                                lower-rated high yield securities of U.S. and
                                                foreign companies.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
WHSC2            Putnam VT Health Sciences      Objective: capital appreciation. The fund           Putnam Investment
WHSC4            Fund - Class IB Shares         pursues its goal by investing mainly in growth      Management, LLC
WHSC5                                           stocks of companies in the health sciences
                                                invests at least 80% of the fund's net assets
                                                in securities of (a) companies that derive at
                                                least 50% of their assets, revenues or
                                                profits from the pharmaceutical, health care
                                                services, applied research and development
                                                and medical equipment and supplies
                                                industries, or (b) companies we think have
                                                the potential for growth as a result of their
                                                particular products, technology, patents or
                                                other market advantages in the health
                                                sciences industries.

EPL              Putnam VT International        Objective: capital appreciation. The fund           Putnam Investment
WIGR2            Equity Fund - Class IB         pursues its goal by investing mainly in common      Management, LLC
WIGR4            Shares                         stocks of companies outside the United States.
WIGR7
                 (previously Putnam VT
                 International Growth Fund -
                 Class IB Shares)

EPT              Putnam VT Vista Fund - Class   Objective: capital appreciation. The fund           Putnam Investment
WVIS2            IB Shares                      pursues its goal by investing mainly in common      Management, LLC
WVIS4                                           stocks of U.S. companies with a focus on  growth
WVIS7                                           stocks.

WAAL2            Wells Fargo VT Asset           Objective: long-term total return consistent        Wells Fargo Funds
WAAL4            Allocation Fund                with reasonable risk. Invests in equity and         Management, LLC, adviser;
WAAL5                                           fixed-income securities in varying proportions,     Wells Capital Management
WAAL7                                           with "neutral" target allocation of 60% equity      Incorporated, subadviser.
                                                securities and 40% fixed-income securities.
                                                The Fund invests its equity portion of assets
                                                in common stocks to replicate the S&P 500(R)
                                                Index and its fixed-income portion of assets
                                                in U.S. Treasury Bonds to replicate the
                                                Lehman Brothers 20+ Treasury Index. The Fund
                                                seeks to maintain a 95% or better performance
                                                correlation with the respective indexes.

WEQI2            Wells Fargo VT Equity Income   Objective: long-term capital appreciation and       Wells Fargo Funds
WEQI4            Fund                           above-average dividend income. Invests in the       Management, LLC, adviser;
WEQI5                                           common stocks of large U.S. companies with          Wells Capital Management
WEQI7                                           strong return potential and above-average           Incorporated, subadviser.
                                                dividend income. Investments are principally in
                                                securities of companies with a market
                                                capitalization of $3 billion or more.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
WEQV2            Wells Fargo VT Equity          Objective: long-term capital appreciation and       Wells Fargo Funds
WEQV4            Value Fund                     above-average dividend income. Invests primarily    Management, LLC, adviser;
WEQV5                                           in equity securities that we believe are            Wells Capital Management
WEQV7                                           undervalued in relation to various valuation        Incorporated, subadviser.
                                                measures, and that have strong return
                                                potential and above-average dividend income.
                                                Investments are principally in securities of
                                                companies with a market capitalization of $3
                                                billion or more.

WGRO2            Wells Fargo VT Growth Fund     Objective: long-term capital appreciation.          Wells Fargo Funds
WGRO4                                           Invests in U.S. and foreign companies that have     Management, LLC, adviser;
WGRO5                                           a strong earnings growth trend that we believe      Wells Capital Management
WGRO7                                           have above-average prospects for future growth      Incorporated, subadviser.
                                                and with market capitalization of $3 billion or
                                                more.

WIEQ2            Wells Fargo VT                 Objective: total return with an emphasis on         Wells Fargo Funds
WEIQ4            International Equity Fund      long-term capital appreciation. Invests             Management, LLC, adviser;
WEIQ5                                           principally in equity securities of companies       Wells Capital Management
WEIQ7                                           based in developed foreign countries or emerging    Incorporated, subadviser.
                                                markets.

WLCG2            Wells Fargo VT Large           Objective: long-term capital appreciation.          Wells Fargo Funds
WLCG4            Company Growth Fund            Invests in the common stocks of large U.S.          Management, LLC, adviser;
WLCG5                                           companies that have superior growth potential.      Peregrine Capital
WLCG7                                           Investments are principally in securities of        Management, Inc.,
                                                companies with market capitalizations of $3         subadviser.
                                                billion or more.

WMMK2            Wells Fargo VT Money Market    Objective: current income, while preserving         Wells Fargo Funds
WMMK4            Fund                           capital and liquidity. Invests primarily in         Management, LLC, adviser;
WMMK5                                           high-quality money market instruments.              Wells Capital Management
WMMK7                                                                                               Incorporated, subadviser.

WSCG2            Wells Fargo VT Small Cap       Objective: long-term capital appreciation.          Wells Fargo Funds
WSCG4            Growth Fund                    Focus is on companies believed to have              Management, LLC, adviser;
WSCG5                                           above-average growth potential or that may be       Wells Capital Management
WSCG7                                           involved in new or innovative products, services    Incorporated, subadviser.
                                                and processes. Invests principally in securities
                                                of companies with above-average growth potential
                                                and whose market capitalizations equal to or lower
                                                than the company with the largest market
                                                capitalization in falls within the range of the
                                                Russell 2000 Index, which is considered a small
                                                capitalization index.

WCBD2            Wells Fargo VT Total Return    Objective: Total return consisting of income and    Wells Fargo Funds
WCBD4            Bond Fund                      capital appreciation. The fund invests in a         Management, LLC, adviser;
WCBD5                                           broad range of investment grade securities,         Wells Capital Management
WCBD7            (previously Wells Fargo  VT    including U.S. Government obligations, corporate    Incorporated, subadviser.
                 Corporate Bond Fund)           bonds, asset-backed and money market
                                                instruments. The Fund invests in debt securities
                                                that offer attractive yields and are undervalued
                                                relative to issues of similar credit quality and
                                                interest rate sensitivity.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE GUARANTEE PERIOD ACCOUNTS (GPAS)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

         IF YOUR GPA RATE IS:                             THE MVA IS:

     Less than the new GPA rate + 0.10%                    Negative

     Equal to the new GPA rate + 0.10%                     Zero

     Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(          1 + i          ) (TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001

     Where: i = rate earned in the GPA from which amounts are being transferred or withdrawn.
            j = current rate for a new Guaranteed Period equal to the
                remaining term in the current Guarantee Period.
            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF  84/12) - 1] = -$39.28
                ---------------------
                  1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                  1 + .04 + .001

In this example, the MVA is a positive $27.21.



              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if the five-year withdrawal charge schedule applies and 6% if the seven-year withdrawal charge schedule applies. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and may offer purchase payment credits. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.


You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

-   the length of the withdrawal charge period (five or seven years)(1);

-   the optional Benefit Protector Death Benefit Rider(2);
-   the optional Benefit Protector Plus Death Benefit Rider(2);

-   the optional Enhanced Death Benefit Rider(2);
-   the optional Guaranteed Minimum Income Benefit Rider(3);
- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(4);
-   how you want to make purchase payments; and
-   a beneficiary.

(l) Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.
(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:
-   no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:
-   on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS
      If paying by SIP:
            $50 initial payment.
            $50 for additional payments.
      If paying by any other method:
            $5,000 initial payment for contracts issued in South Carolina,
               Texas and Washington.
            $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1) (without prior approval):
      $99,999 for contracts issued through AEFA.
      $1,000,000 for all other contracts.

(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP
Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on the withdrawal charge schedule and death benefits that apply to your contract.

                                                  SEVEN-YEAR WITHDRAWAL                    FIVE-YEAR WITHDRAWAL
                                                     CHARGE SCHEDULE                          CHARGE SCHEDULE
      Standard Death Benefit                              1.05%                                    1.30%
      Enhanced Death Benefit Rider(1)                     1.25                                     1.50

(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 15% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 15% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


     NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


     NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

                          ACV
               PPW =    --------     X  PPNPW
                        (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                      FIVE-YEAR SCHEDULE                                                   SEVEN-YEAR SCHEDULE
   YEARS FROM PURCHASE              WITHDRAWAL CHARGE                     YEARS FROM PURCHASE              WITHDRAWAL CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                           PAYMENT RECEIPT                   PERCENTAGE
           1                                8%                                    1                                8%
           2                                8                                     2                                8
           3                                6                                     3                                7
           4                                4                                     4                                6
           5                                2                                     5                                5
           Thereafter                       0                                     6                                4
                                                                                  7                                2
                                                                                  Thereafter                       0

* Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE


Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.02% if the assumed investment rate is 3.5% and 6.52% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:


- The contract date is Nov. 1, 2003 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and


-   We received these payments

     -- $10,000 Nov. 1, 2003;
     -- $8,000 Dec. 31, 2009; and
     -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

-   The prior anniversary Nov. 1, 2012 contract value was $38,488.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE       EXPLANATION
       $  0             $5,773.20 is 15% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0             $8,327.80 is contract earnings in excess of the 15% free withdrawal amount withdrawn without withdrawal charge; and
          0             $10,000 Nov. 1, 2003 purchase purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
        480             $8,000 Dec. 31, 2009 purchase payment is in its fourth year from receipt, withdrawn with a 6%
                        withdrawal charge; and
        420             $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with a 7%
                        withdrawal charge.
       ----
       $900


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

-   withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 15% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-   contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-   amounts we refund to you during the free look period; and
-   death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:

    (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or

    (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria and a legible photocopy of the unemployment payment benefits meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;
-  plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the Benefit Protector fee (if applicable);
- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and
-  minus any prorated portion of the GMIB fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  a prorated portion of the contract administrative charge;
-  a prorated portion of the Benefit Protector fee (if applicable);
-  a prorated portion of the Benefit Protector Plus fee (if applicable); and/or
-  a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                            MONTH                INVESTED               UNIT VALUE                PURCHASED
By investing an equal
number of dollars each month...             Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy more                  Mar                     100                     17                       5.88
units when the per unit market
price is low...                   --->      Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

                                            Aug                     100                     19                       5.26
and fewer units when the per
unit market price is high.        --->      Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                           IF YOUR NET CONTRACT VALUE(1) IS...         WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                                     $10,000-$49,999                                 Tier 1 DCA account
                                     $50,000 or more                                 Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


We may suspend or modify transfer privileges at any time.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to an MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below. TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:    $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:    Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:        $100 monthly
                                 $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:        $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                       Contract value or entire account balance
Withdrawals:                     $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: the standard death benefit and the Enhanced Death Benefit (EDB) Rider. If either you or the annuitant are 80 or older at contract issue, the standard death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the standard death benefit or the EDB Rider (if it is available in your state) on your application. If you select the GMIB, you must elect the EDB Rider. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under either death benefit we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

STANDARD DEATH BENEFIT

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you or the annuitant were age 80 or older at contract issue, we will pay the beneficiary the greater of:

1. total purchase payments minus adjusted partial withdrawals; or
2. contract value.

If you and the annuitant were age 79 or younger at contract issue, we will pay the beneficiary the greatest of:

1. total purchase payments minus adjusted partial withdrawals;
2. contract value; or
3. the maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS =    PW X DB
                                                         -------
                                                           CV

     PW = the partial withdrawal including any applicable withdrawal charge or
          MVA.
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.



              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE ASSUMING YOU AND THE ANNUITANT WERE AGE 79 OR YOUNGER AT CONTRACT ISSUE:


-  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the standard death benefit on March 1, 2004 as follows:


      Purchase payments minus adjusted partial withdrawals:


         Total purchase payments:                                                   $20,000.00
         minus the standard death benefit adjusted partial withdrawals, calculated as:
         $1,500 X $20,000  =                                                         -1,363.64
         ----------------                                                           ----------
             $22,000

      for a death benefit of:                                                       $18,636.36
                                                                                    ==========
      Contract value at death:                                                      $20,500.00
                                                                                    ==========
      The MAV immediately preceding the date of death
      plus any payments made since that anniversary
      minus adjusted partial withdrawals:

         MAV on the prior anniversary:                                              $24,000.00
         plus purchase payments made since that anniversary:                             +0.00
         minus the standard death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $24,000  =                                                         -1,636.36
         ----------------                                                           ----------
              $22,000

        for a death benefit of:                                                     $22,363.64
                                                                                    ==========
      The standard death benefit, calculated as the greatest of
      these three values is the MAV:                                                $22,363.64


ENHANCED DEATH BENEFIT (EDB) RIDER

The EDB Rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB Rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB Rider is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB Rider to your contract at the time of purchase. Once you select the EDB Rider you may not cancel it. You may not add the EDB Rider if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB Rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The EDB Rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

-  the standard death benefit; or
-  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-  the initial purchase payments allocated to the subaccounts increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAF
                                                                 ---------
                                                                    SV

      PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
      VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $20,000 on Jan. 1, 2003 with $5,000 allocated to the one-year fixed account and $15,000 allocated to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17,200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

   The death benefit on March 1, 2004 is calculated as follows:


      The standard death benefit (which in this case is the MAV):


         MAV on the prior anniversary:                                              $20,000.00
         plus purchase payments made since the prior anniversary:                        +0.00
         minus the standard death benefit adjusted partial withdrawal taken since that anniversary, calculated as:

         $1,500 X $20,000  =                                                         -1,554.40
         ----------------                                                           ----------
              $19,300

      Standard death benefit, which is the MAV:                                     $18,445.60
                                                                                    ==========
      The 5% rising floor:
         The variable account floor on Jan. 1, 2004, calculated as:
         1.05 X 15,000 =                                                            $15,750.00
         plus amounts allocated to the subaccounts since that anniversary:               +0.00
         minus the 5% rising floor adjusted partial withdrawal
         from the subaccounts, calculated as:
         1,500 X 15,750  =                                                          -$1,687.50
         --------------                                                             ----------
             14,000

         variable account floor benefit:                                            $14,062.50

         plus the one-year fixed account value:                                      +5,300.00
                                                                                    ----------
         5% rising floor (value of the GPAs, the one-year fixed account and
         the variable account floor):                                               $19,362.50
                                                                                    ==========
      EDB Rider, calculated as the greater of the standard death benefit or
      the 5% rising floor:                                                          $19,362.50


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.
- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the standard death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the seven-year withdrawal schedule.
- On July 1, 2003 the contract value grows to $105,000. The death benefit under the standard death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


      the standard death benefit (contract value):                                   $110,000
      plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
         previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                     ---------
      Total death benefit of:                                                         $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


      the standard death benefit (MAV):                                               $110,000
      plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                     ---------
      Total death benefit of:                                                         $114,000

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,852 + $2,398 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,602. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


   the standard death benefit (MAV adjusted for partial withdrawals):                  $57,619
   plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                                   +1,048
                                                                                       -------
   Total death benefit of:                                                             $58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.
- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:


   the standard death benefit (contract value):                                       $200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                             +55,000
                                                                                      --------
   Total death benefit of:                                                            $255,000


- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:


   the standard death benefit (contract value):                                       $250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                             +55,000
                                                                                      --------
   Total death benefit of:                                                            $305,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



   the standard death benefit (contract value):                                       $250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
     that are one or more years old): 0.40 X ($250,000 - $105,000) =                   +58,000
                                                                                      --------
   Total death benefit of:                                                            $308,000


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the standard death benefit (see "Benefits in Case of Death") PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                              Zero
Two                           40% X earnings at death (see above)               15% X earnings at death
Three & Four                  40% X (earnings at death + 25% of                 15% X (earnings at death + 25% of initial
                                initial purchase payment*)                        initial purchase payment*)
Five or more                  40% X (earnings at death + 50% of                 15% X (earnings at death + 50% of
                                initial purchase payment*)                        initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the seven-year withdrawal charge schedule.
- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 under the standard death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


   the standard death benefit (contract value):                                       $110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (the standard death benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                    +4,000
                                                                                      --------
   Total death benefit of:                                                            $114,000



              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


   the standard death benefit (MAV):                                                  $110,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                    +4,000
   plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $100,000 =                                  +10,000
                                                                                      --------
   Total death benefit of:                                                            $124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,852 + $2,398 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,602. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


   the standard death benefit (MAV adjusted for partial withdrawals):                  $57,619
   plus the Benefit Protector Plus benefit which equals 40% of
      earnings at death: 0.40 X ($57,619 - $55,000) =                                    +1,048
      plus 10% of purchase payments made within 60 days of contract issue
   and not previously withdrawn: 0.10 X $55,000 =                                       +5,500
                                                                                       -------
      Total death benefit of:                                                          $64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.
- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


   the standard death benefit (contract value):                                       $200,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not
   previously withdrawn that are one or more years old                                 +55,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                   +11,000
                                                                                      --------
   Total death benefit of:                                                            $266,000


- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:


   the standard death benefit (contract value):                                       $250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                         +55,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                   +11,000
                                                                                      --------
   Total death benefit of:                                                            $316,000


- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



   the standard death benefit (contract value):                                       $250,000
   plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old: 0.40 X ($250,000 - $105,000) =                   +58,000
   plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                   +11,000
                                                                                      --------
   Total death benefit of:                                                            $319,000


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:


-  you must hold the GMIB for 10 years(1),
- the GMIB rider terminates(1) on the contract anniversary after the annuitant's 86th birthday,
- you can only exercise the GMIB within 30 days after a contract anniversary(1),

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-  there are additional costs associated with the rider.


Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


(1) Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").
(2) The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)

- the annuitant on the date the option is exercised must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

   -- Plan A - Life Annuity -- no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity -- no refund

-  you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 3%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                P SUB(t-1) (1 + i) = P SUB(t)
                -----------------------------
                       1.05

  P SUB(t-1) =   prior annuity payout
  P SUB(t)   =   current annuity payout
  i          =   annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. total purchase payments minus adjusted partial withdrawals;
2. contract value;
3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or
4. the 5% rising floor.

Keep in mind that the MAV and the 5%rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.
- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, GPAs and the one-year fixed account value of the 5% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

        PMT = each purchase payment made in the five years before you exercise the GMIB.
        CVG = current contract value at the time you exercise the GMIB.
        ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                       PMT X (1.05) TO THE POWER OF CY

        CY = the full number of contract years the payment has been in the contract.





              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first and fifth rider anniversaries.
-  You may terminate the rider any time after the tenth rider anniversary.
-  The rider will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


EXAMPLE


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you allocate all your purchase payments to the subaccounts.

-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                            GMIB
ANNIVERSARY                                       CONTRACT VALUE             MAV           5% RISING FLOOR      BENEFIT BASE
  1                                                 $107,000             $107,000            $105,000
  2                                                  125,000              125,000             110,250
  3                                                  132,000              132,000             115,763
  4                                                  150,000              150,000             121,551
  5                                                   85,000              150,000             127,628
  6                                                  120,000              150,000             134,010
  7                                                  138,000              150,000             140,710
  8                                                  152,000              152,000             147,746
  9                                                  139,000              152,000             155,133
 10                                                  126,000              152,000             162,889             $162,889
 11                                                  138,000              152,000             171,034              171,034
 12                                                  147,000              152,000             179,586              179,586
 13                                                  163,000              163,000             188,565              188,565
 14                                                  159,000              163,000             197,993              197,993
 15                                                  212,000              212,000             207,893              212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                    MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                    PLAN A -                   PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                     GMIB                     LIFE ANNUITY --          LIFE ANNUITY WITH      LAST SURVIVOR LIFE
AT EXERCISE                BENEFIT BASE                   NO REFUND             TEN YEARS CERTAIN      ANNUITY -- NO REFUND
10                      $162,889 (5% rising floor)         $ 842.14                  $ 820.96                    $672.73
15                       212,000 (MAV)                     1,255.04                  1,195.68                     970.96



The payouts above are shown at guaranteed annuity rates as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:





              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

CONTRACT                                                                  PLAN A -             PLAN B -      PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
10                                                   $126,000             $ 651.42           $ 635.04              $520.38
15                                                    212,000             1,255.04           1,195.68               970.96



In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

THE GMIB FEE:


This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                              BB + AT - FAV

       BB = the GMIB benefit base.

       AT = adjusted transfers from the subaccounts to the GPAs and the one-year fixed account made in the six months before the contract anniversary calculated as:

                                  PT X VAT
                                  --------
                                     SVT

       PT = the amount transferred from the subaccounts to the GPAs and the one-year fixed account within six months of the contract anniversary

      VAT = variable account floor on the date of (but prior to) the transfer SVT = value of the subaccounts on the date of (but prior to) the transfer FAV = the value of the GPAs and the one-year fixed account.

The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and allocate all of your payment to the subaccounts.
-  You make no transfers or partial withdrawals.


CONTRACT                                                   GMIB FEE        VALUE ON WHICH WE                 GMIB FEE
ANNIVERSARY                        CONTRACT VALUE         PERCENTAGE       BASE THE GMIB FEE              CHARGED TO YOU
  1                                 $  80,000                0.70%     5% rising floor = $100,000 X 1.05      $735
  2                                   150,000                0.70%     Contract value = $150,000             1,050
  3                                   102,000                0.70%     MAV = $150,000                        1,050


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract.

The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.02% and 6.52% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a minimum distribution required under the Code;
-  the payout is made on account of eligible hardship; or
-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.





              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE


SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                           2002           2001           2000          1999          1998
Net investment income                             $   292,067    $   271,718    $   299,759   $   322,746   $   340,219
Net gain (loss) on investments                              3        (89,920)           469         6,565        (4,788)
Other                                                  18,906         16,245         12,248         8,338         7,662
TOTAL REVENUES                                    $   310,976    $   198,043    $   312,476   $   337,649   $   343,093
(LOSS) INCOME BEFORE INCOME TAXES                 $   (52,177)   $   (63,936)   $    28,452   $    50,662   $    36,421
NET (LOSS) INCOME                                 $   (33,690)   $   (41,728)   $    24,365   $    33,987   $    22,026
TOTAL ASSETS                                      $ 8,026,730    $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621


MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 18
Rating Agencies                                                            p. 19
Principal Underwriter                                                      p. 19
Independent Auditors                                                       p. 19
Condensed Financial Information (Unaudited)                                p. 20
Financial Statements


              WELLS FARGO ADVANTAGE VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  44223 G (5/03)

PROSPECTUS

MAY 1, 2003


WELLS FARGO


ADVANTAGE(R) BUILDER VARIABLE ANNUITY

FOR CONTRACTS PURCHASED IN THE STATE OF OREGON THE NAME OF THE PRODUCT IS CHANGED TO: ADVANTAGE BUILDER VARIABLE ANNUITY.


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


This prospectus contains information that you should know before investing. Prospectuses are also available for:

- American Express(R) Variable Portfolio Funds

- AIM Variable Insurance Funds


- The Dreyfus Socially Responsible Growth Fund, Inc.


- Fidelity(R) Variable Insurance Products - Service Class 2

- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

- Goldman Sachs Variable Insurance Trust (VIT)

- MFS(R) Variable Insurance Trust(SM)

- Oppenheimer Variable Account Funds

- Putnam Variable Trust - Class IB Shares

- Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                                      3
THE CONTRACT IN BRIEF                                                          4
EXPENSE SUMMARY                                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   10
FINANCIAL STATEMENTS                                                          17
PERFORMANCE INFORMATION                                                       17
THE VARIABLE ACCOUNT AND THE FUNDS                                            18
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                                          25
THE ONE-YEAR FIXED ACCOUNT                                                    27
BUYING YOUR CONTRACT                                                          28
CHARGES                                                                       30
VALUING YOUR INVESTMENT                                                       34
MAKING THE MOST OF YOUR CONTRACT                                              36
WITHDRAWALS                                                                   40
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                          40
CHANGING OWNERSHIP                                                            41
BENEFITS IN CASE OF DEATH                                                     41
OPTIONAL BENEFITS                                                             45
THE ANNUITY PAYOUT PERIOD                                                     53
TAXES                                                                         54
VOTING RIGHTS                                                                 56
SUBSTITUTION OF INVESTMENTS                                                   57
ABOUT THE SERVICE PROVIDERS                                                   57
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                         58
ADDITIONAL INFORMATION                                                        64
EXPERTS                                                                       64
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY  FINANCIAL INFORMATION             65
TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION                 79


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 18)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 25)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with an eight-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 28)


MINIMUM PURCHASE PAYMENTS

  FOR SYSTEMATIC INVESTMENT PLANS:

     $100,000 initial payment for contracts issued through AEFA.

     $50 initial payment for all other contracts.

     $50 for additional payments.

  FOR ALL OTHER PAYMENT PLANS:

     $100,000 initial payment for contracts issued through AEFA.

     $5,000 initial payment for all other contracts issued in South Carolina, Texas and Washington.

     $2,000 initial payment for all other contracts issued in all other states.

     $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
     $1,000,000.

Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 37)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 40)


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 41)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 41)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 45)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 53)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 54)

CHARGES: We assess certain charges in connection with your contract (p. 30):

- $30 annual contract administrative charge(1);

- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Guaranteed Minimum Income Benefit Rider(3) (GMIB), an annual fee (currently 0.70%) based on the GMIB benefit base;


- withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

- the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):

                                                          VARIABLE ACCOUNT         TOTAL MORTALITY AND           TOTAL VARIABLE
EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE:                 ADMINISTRATIVE CHARGE         EXPENSE RISK FEE            ACCOUNT EXPENSE
Standard Death Benefit                                          0.15%                      1.10%                      1.25%
Enhanced Death Benefit Rider(2)                                 0.15                       1.30                       1.45

SIX-YEAR WITHDRAWAL CHARGE SCHEDULE(4):
Standard Death Benefit                                          0.15                       1.35                       1.50
Enhanced Death Benefit Rider(2)                                 0.15                       1.55                       1.70


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.


(2) You may select one of the following: the Enhanced Death Benefit (EDB) Rider, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

(4) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE


(contingent deferred sales charge as a percentage of purchase payments withdrawn)


You select either a six-year or eight-year withdrawal charge schedule at the time of application.

              SIX-YEAR SCHEDULE                                        EIGHT-YEAR SCHEDULE
YEARS FROM PURCHASE       WITHDRAWAL CHARGE                 YEARS FROM PURCHASE      WITHDRAWAL CHARGE
  PAYMENT RECEIPT            PERCENTAGE                       PAYMENT RECEIPT           PERCENTAGE
        1                       8%                                   1                       8%
        2                       8                                    2                       8
        3                       8                                    3                       8
        4                       6                                    4                       8
        5                       4                                    5                       8
        6                       2                                    6                       6
        Thereafter              0                                    7                       4
                                                                     8                       2
                                                                     Thereafter              0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal charge" and "The Annuity Payout Period -- Annuity payout plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                  $  30
 (We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

 BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                                           0.25%*
 (As a percentage of the contract value charged annually at the contract anniversary.)

 BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                                 0.40%*
 (As a percentage of the contract value charged annually at the contract anniversary.)

 GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                                                      0.70%*
 (As a percentage of the GMIB benefit base charged annually at the contract anniversary.)



* This fee apples only if you elect this optional feature.


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)

You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                          VARIABLE ACCOUNT        TOTAL MORTALITY AND          TOTAL VARIABLE
EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE:                 ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
 STANDARD DEATH BENEFIT                                        0.15%                    1.10%                      1.25%
 ENHANCED DEATH BENEFIT RIDER                                  0.15                     1.30                       1.45

SIX-YEAR WITHDRAWAL CHARGE SCHEDULE:

 STANDARD DEATH BENEFIT                                        0.15                     1.35                       1.50
 ENHANCED DEATH BENEFIT RIDER                                  0.15                     1.55                       1.70



          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .78%                         3.14%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                     GROSS TOTAL
                                                                                MANAGEMENT    12b-1      OTHER         ANNUAL
                                                                                   FEES       FEES      EXPENSES      EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                                     .53%       .13%        .13%         .79%(1)
      Capital Resource Fund                                                        .62        .13         .05          .80(1)
      Diversified Equity Income Fund                                               .56        .13         .18          .87(1)
      Extra Income Fund                                                            .62        .13         .08          .83(1)
      Federal Income Fund                                                          .61        .13         .09          .83(1)
      New Dimensions Fund(R)                                                       .61        .13         .05          .79(1)
      Partners Small Cap Value Fund                                               1.03        .13         .32         1.48(1)
      Small Cap Advantage Fund                                                     .73        .13         .25         1.11(1)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                                   .61         --         .24          .85(2)
      Premier Equity Fund, Series I Shares                                         .61         --         .24          .85(2)
Dreyfus
      The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class     .75         --         .05          .80(3)
Fidelity(R) VIP
      Dynamic Capital Appreciation Portfolio Service Class 2                       .58        .25        1.96         2.79(4)
      High Income Portfolio Service Class 2                                        .58        .25         .14          .97(5)
      Mid Cap Portfolio Service Class 2                                            .58        .25         .12          .95(5)
FTVIPT
      Franklin Income Securities Fund - Class 2                                    .50        .25         .03          .78(6),(7)
      Franklin Real Estate Fund - Class 2                                          .53        .25         .04          .82(6),(7)
      Franklin Small Cap Fund - Class 2                                            .53        .25         .31         1.09(7),(8)
      Franklin Small Cap Value Securities Fund - Class 2                           .59        .25         .20         1.04(7),(8)
      Mutual Shares Securities Fund - Class 2                                      .60        .25         .21         1.06(7),(8)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                                    .70         --         .16          .86(9)
      Mid Cap Value Fund                                                           .80         --         .13          .93(9)
MFS(R)
      Investors Trust Series - Initial Class                                       .75         --         .13          .88(10)
      Utilities Series - Initial Class                                             .75         --         .19          .94(10)
Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                                    .65        .23         .02          .90(11)
      Strategic Bond Fund/VA, Service Shares                                       .74        .25         .07         1.06(11)


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                     GROSS TOTAL
                                                                                MANAGEMENT    12b-1      OTHER         ANNUAL
                                                                                   FEES       FEES      EXPENSES      EXPENSES
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                             .70%       .25%        .13%        1.08%(5)
      Putnam VT International Equity Fund - Class IB Shares                        .77        .25         .22         1.24(5)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                                       .64        .25         .10          .99(5)
Wells Fargo VT
      Asset Allocation Fund                                                        .55        .25         .23         1.03(12)
      Equity Income Fund                                                           .55        .25         .30         1.10(12)
      Equity Value Fund                                                            .55        .25         .48         1.28(12)
      Growth Fund                                                                  .55        .25         .35         1.15(12)
      International Equity Fund                                                    .75        .25        2.14         3.14(12)
      Large Company Growth Fund                                                    .55        .25         .29         1.09(12)
      Money Market Fund                                                            .40        .25         .32          .97(12)
      Small Cap Growth Fund                                                        .75        .25         .33         1.33(12)
      Total Return Bond Fund                                                       .45        .25         .33         1.03(12)
      (previously Wells Fargo VT Corporate Bond Fund)


We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) These expenses are for the Initial Share Class for the fiscal year ended Dec. 31, 2002. Actual expenses in future years may be higher or lower than the expenses shown.

(4) The Fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. After this reimbursement, "Other expenses," and "Gross total annual expenses" would have been 0.92% and 1.75% Fidelity(R) VIP - Dynamic Capital Appreciation Portfolio Service Class 2.

(5) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(6)  The Fund administration fee is paid indirectly through the management fee.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(8) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 1.04% for FTVIPT Franklin Small Cap Fund - Class 2, (0.03%) and 1.01% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.01%) and 1.05% for FTVIPT Mutual Shares Securities Fund - Class 2.

(9) Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International, the investment advisers to the funds, have voluntarily agreed to reduce or limit certain "Other expenses" of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed 0.24% and 0.29% of the average daily net assets of the CORE(SM) US. Equity, and Mid Cap Value Fund, respectively. There were no expense reductions and limitations for Mid Cap Value or CORE(SM) U.S. Equity for the period ended Dec. 31, 2002. The expense reductions or limitations may be discontinued or modified by the investment adviser at their discretion at any time. CORE(SM) is a service mark of Goldman, Sachs & Co.

(10) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal 0.93% for Utilities Series.

(11) Current 12b-1 is .25 basis points. Figure shown is actual 12b-1 for calendar year 2002. After fee waivers and/or reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.04% and 1.03% for Strategic Bond Fund/VA, Service Shares. Waivers and/or reimbursements are voluntary and may be terminated at the managers discretion.


(12) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2004 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio as follows. After fee waivers and expense reimbursements "Other expenses" and "Gross total annual expenses" would be 0.20% and 1.00% for Wells Fargo VT Asset Allocation Fund, 0.20% and 1.00% for Wells Fargo VT Equity Income Fund, 0.20% and 1.00% for Wells Fargo VT Equity Value Fund, 0.20% and 1.00% for Wells Fargo VT Growth Fund, 0% and 1.00% for Wells Fargo VT International Equity Fund, 0.20% and 1.00% for Well Fargo VT Large Company Growth Fund, 0.10% and 0.75% for Wells Fargo VT Money Market Fund 0.20% and 1.20% for Wells Fargo VT Small Cap Growth Fund and 0.20% and 0.90% for Wells Fargo VT Total Return Bond Fund.




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional EDB and GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                  IF YOU WITHDRAW YOUR CONTRACT                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                        1 YEAR       3 YEARS       5 YEARS       10 YEARS        1 YEAR       3 YEARS        5 YEARS      10 YEARS
With an eight-year
withdrawal charge
schedule              $ 1,346.64    $ 2,444.33    $ 3,547.92    $ 5,532.95      $ 546.64     $ 1,644.33    $ 2,747.92    $ 5,532.95

With a six-year
withdrawal charge
schedule                1,372.27      2,517.01      3,262.03      5,725.83        572.27       1,717.01      2,862.03      5,725.83


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the Standard Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                  IF YOU WITHDRAW YOUR CONTRACT                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            AT THE END OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                        1 YEAR       3 YEARS       5 YEARS       10 YEARS        1 YEAR       3 YEARS        5 YEARS      10 YEARS
With an eight-year
withdrawal charge
schedule              $ 1,010.74    $ 1,450.68    $ 1,916.45    $ 2,403.98      $ 210.74     $   650.68    $ 1,116.45    $ 2,403.98

With a six-year
withdrawal charge
schedule                1,036.37      1,527.95      1,645.80      2,664.72        236.37         727.95      1,245.80      2,664.72



* In these examples, the $30 contract administrative charge is approximated as a .026% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.70%) and lowest (1.25%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.



YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $0.79    $0.96    $1.09    $1.00
Accumulation unit value at end of period                                                $0.60    $0.79    $0.96    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                   964      943      200       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $0.75    $0.91    $1.00       --
Accumulation unit value at end of period                                                $0.57    $0.75    $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                   238      282       81       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WCAR1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $0.67    $0.83    $1.00       --
Accumulation unit value at end of period                                                $0.51    $0.67    $0.83       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WCAR6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                          $0.67    $0.83    $1.00       --
Accumulation unit value at end of period                                                $0.52    $0.67    $0.83       --
Number of accumulation units outstanding at end of period (000 omitted)                   141      217      104       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.01    $1.00    $1.02    $1.00
Accumulation unit value at end of period                                                $0.81    $1.01    $1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   536      342      244       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.08    $1.08    $1.00       --
Accumulation unit value at end of period                                                $0.86    $1.08    $1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                   325      144       40       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $0.96    $0.92    $1.03    $1.00
Accumulation unit value at end of period                                                $0.88    $0.96    $0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,027      821      278       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $0.90    $0.87    $1.00       --
Accumulation unit value at end of period                                                $0.83    $0.90    $0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                    80       90        8       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $1.10    $1.05    $1.00       --
Accumulation unit value at end of period                                                $1.14    $1.10    $1.05       --
Number of accumulation units outstanding at end of period (000 omitted)                   864      413       65       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WFDI6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                          $1.12    $1.06    $1.00       --
Accumulation unit value at end of period                                                $1.17    $1.12    $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,657      859      183       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $0.85    $1.03    $1.15    $1.00
Accumulation unit value at end of period                                                $0.66    $0.85    $1.03    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                 4,063    3,478    1,937       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $0.70    $0.86    $1.00       --
Accumulation unit value at end of period                                                $0.54    $0.70    $0.86       --
Number of accumulation units outstanding at end of period (000 omitted)                   529      363      198       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WSVA1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    20       --       --       --
Ratio of operating expense to average net assets                                         1.70%      --       --       --

SUBACCOUNT WSVA6(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.79       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    28       --       --       --
Ratio of operating expense to average net assets                                         1.25%      --       --       --

SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $1.06    $1.14    $1.11    $1.00
Accumulation unit value at end of period                                                $0.87    $1.06    $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   366      276       85       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WSCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $0.82    $0.89    $1.00       --
Accumulation unit value at end of period                                                $0.67    $0.82    $0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                    78       79       39       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.84    $1.11    $1.26    $1.00
Accumulation unit value at end of period                                                $0.63    $0.84    $1.11    $1.26
Number of accumulation units outstanding at end of period (000 omitted)                 3,148    3,345    1,103       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WCAP1(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.57    $0.75    $1.00       --
Accumulation unit value at end of period                                                $0.42    $0.57    $0.75       --
Number of accumulation units outstanding at end of period (000 omitted)                   503      517      208       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.81    $0.94    $1.11    $1.00
Accumulation unit value at end of period                                                $0.56    $0.81    $0.94    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                 9,970    10,352   4,769       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WVAL1(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.69    $0.81    $1.00       --
Accumulation unit value at end of period                                                $0.48    $0.69    $0.81       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,391    1,830    1,087       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WSRG1(2) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                          $0.68    $0.90    $1.00       --
Accumulation unit value at end of period                                                $0.48    $0.68    $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)                    71      384      364       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG6(2) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                          $0.69    $0.90    $1.00       --
Accumulation unit value at end of period                                                $0.48    $0.69    $0.90       --
Number of accumulation units outstanding at end of period (000 omitted)                   715    1,143      471       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WDYC1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $0.95    $1.00       --       --
Accumulation unit value at end of period                                                $0.86    $0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --
Ratio of operating expense to average net assets                                         1.70%    1.70%      --       --

SUBACCOUNT WDYC6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $0.95    $1.00       --       --
Accumulation unit value at end of period                                                $0.87    $0.95       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   305      207       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%      --       --

SUBACCOUNT WHIP1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $0.91    $1.00       --       --
Accumulation unit value at end of period                                                $0.92    $0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    59       43       --       --
Ratio of operating expense to average net assets                                         1.70%    1.70%      --       --

SUBACCOUNT WHIP6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $0.91    $1.00       --       --
Accumulation unit value at end of period                                                $0.93    $0.91       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   317      178       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%      --       --

SUBACCOUNT WMDC1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $1.06    $1.00       --       --
Accumulation unit value at end of period                                                $0.94    $1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   290       13       --       --
Ratio of operating expense to average net assets                                         1.70%    1.70%      --       --

SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                          $1.06    $1.00       --       --
Accumulation unit value at end of period                                                $0.95    $1.06       --       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,445      522       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%      --       --

SUBACCOUNT WISE1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $0.98    $0.99    $1.00       --
Accumulation unit value at end of period                                                $0.96    $0.98    $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                   777      413      157       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WISE6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.15    $1.16    $1.00       --
Accumulation unit value at end of period                                                $1.13    $1.15    $1.16       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,728    1,020      153       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WRES1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.25    $1.18    $1.00       --
Accumulation unit value at end of period                                                $1.26    $1.25    $1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                   334      125        6       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WRES6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.42    $1.34    $1.00       --
Accumulation unit value at end of period                                                $1.43    $1.42    $1.34       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,015      488      144       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.01    $1.21    $1.43    $1.00
Accumulation unit value at end of period                                                $0.71    $1.01    $1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                 4,574    2,844      855       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $0.50    $0.60    $1.00       --
Accumulation unit value at end of period                                                $0.35    $0.50    $0.60       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,008      617      120       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $1.30       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    47       --       --       --
Ratio of operating expense to average net assets                                         1.25%      --       --       --

SUBACCOUNT WVAS1(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.88       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    11       --       --       --
Ratio of operating expense to average net assets                                         1.70%      --       --       --

SUBACCOUNT WMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.17    $1.11    $1.00       --
Accumulation unit value at end of period                                                $1.01    $1.17    $1.11       --
Number of accumulation units outstanding at end of period (000 omitted)                   324       24        6       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WMSS6(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.24    $1.18    $1.00       --
Accumulation unit value at end of period                                                $1.08    $1.24    $1.18       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,377      646       36       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WUSE1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $0.79    $0.91    $1.00       --
Accumulation unit value at end of period                                                $0.61    $0.79    $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                   391      286      102       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WUSE6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                          $0.80    $0.92    $1.00       --
Accumulation unit value at end of period                                                $0.62    $0.80    $0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,038    2,083    1,204       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WMCV1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $1.56    $1.41    $1.00       --
Accumulation unit value at end of period                                                $1.46    $1.56    $1.41       --
Number of accumulation units outstanding at end of period (000 omitted)                   386      321       60       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WMCV6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                          $1.57    $1.42    $1.00       --
Accumulation unit value at end of period                                                $1.48    $1.57    $1.42       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,458    1,091      414       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS(R)INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.86    $1.04    $1.05    $1.00
Accumulation unit value at end of period                                                $0.67    $0.86    $1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                 1,578    1,377      295       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS1(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.84    $1.02    $1.00       --
Accumulation unit value at end of period                                                $0.65    $0.84    $1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                   166      151       15       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.90    $1.20    $1.14    $1.00
Accumulation unit value at end of period                                                $0.69    $0.90    $1.20    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                 1,631    1,999    1,109       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WUTS1(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.63    $0.85    $1.00       --
Accumulation unit value at end of period                                                $0.48    $0.63    $0.85       --
Number of accumulation units outstanding at end of period (000 omitted)                   721      713      171       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WOGS1(3) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.77       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --
Ratio of operating expense to average net assets                                         1.70%      --       --       --

SUBACCOUNT WOGS6(3) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.77       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   190       --       --       --
Ratio of operating expense to average net assets                                         1.25%      --       --       --

SUBACCOUNT WSTB1(3) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                     5       --       --       --
Ratio of operating expense to average net assets                                         1.70%      --       --       --

SUBACCOUNT WSTB6(3) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $1.03       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                   212       --       --       --
Ratio of operating expense to average net assets                                         1.25%      --       --       --

SUBACCOUNT WHSC1(3) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.84       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    73       --       --       --
Ratio of operating expense to average net assets                                         1.70%      --       --       --

SUBACCOUNT WHSC6(3) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $1.00       --       --       --
Accumulation unit value at end of period                                                $0.84       --       --       --
Number of accumulation units outstanding at end of period (000 omitted)                    52       --       --       --
Ratio of operating expense to average net assets                                         1.25%      --       --       --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(previously Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                          $0.90    $1.15    $1.29    $1.00
Accumulation unit value at end of period                                                $0.73    $0.90    $1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)                 4,994    4,731    2,474       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(previously Putnam VT International Growth Fund - Class IB Shares)
Accumulation unit value at beginning of period                                          $0.58    $0.75    $1.00       --
Accumulation unit value at end of period                                                $0.47    $0.58    $0.75       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,350    1,244      708       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.81    $1.23    $1.30    $1.00
Accumulation unit value at end of period                                                $0.55    $0.81    $1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)                 3,317    4,035    1,798       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT WVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.48    $0.73    $1.00       --
Accumulation unit value at end of period                                                $0.33    $0.48    $0.73       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,246    1,676      814       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WAAL1(2) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $0.90    $0.98    $1.00       --
Accumulation unit value at end of period                                                $0.77    $0.90    $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,230    1,777      480       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WAAL6(2) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                          $0.91    $0.99    $1.00       --
Accumulation unit value at end of period                                                $0.79    $0.91    $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                 7,879    6,593    3,351       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WEQI1(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.05    $1.12    $1.00       --
Accumulation unit value at end of period                                                $0.83    $1.05    $1.12       --
Number of accumulation units outstanding at end of period (000 omitted)                   993      522      104       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WEQI6(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.06    $1.13    $1.00       --
Accumulation unit value at end of period                                                $0.84    $1.06    $1.13       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,711    2,814      765       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WEQV1(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                          $1.00    $1.09    $1.00       --
Accumulation unit value at end of period                                                $0.75    $1.00    $1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                   336      307      136       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WEQV6(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                          $1.01    $1.09    $1.00       --
Accumulation unit value at end of period                                                $0.76    $1.01    $1.09       --
Number of accumulation units outstanding at end of period (000 omitted)                   993      569       36       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WGRO1(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.69    $0.87    $1.00       --
Accumulation unit value at end of period                                                $0.50    $0.69    $0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   152       95       42       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WGRO6(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.70    $0.87    $1.00       --
Accumulation unit value at end of period                                                $0.51    $0.70    $0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                   870      908      340       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WIEQ1(6) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $0.73    $0.89    $1.00       --
Accumulation unit value at end of period                                                $0.56    $0.73    $0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                   140       62        6       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ6(6) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                          $0.74    $0.89    $1.00       --
Accumulation unit value at end of period                                                $0.56    $0.74    $0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                   570      561       88       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WLCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.74    $0.95    $1.00       --
Accumulation unit value at end of period                                                $0.52    $0.74    $0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,190    2,622    1,011       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WLCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.74    $0.95    $1.00       --
Accumulation unit value at end of period                                                $0.53    $0.74    $0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                 12,545   12,015   5,711       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WMMK1(2) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                          $1.04    $1.02    $1.00       --
Accumulation unit value at end of period                                                $1.04    $1.04    $1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                 1,248    1,117      404       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --
Simple yield(7)                                                                         (0.88%)   0.03%    3.30%      --
Compound(7)                                                                             (0.88%)   0.03%    3.36%      --

SUBACCOUNT WMMK6(2) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                          $1.06    $1.04    $1.00       --
Accumulation unit value at end of period                                                $1.06    $1.06    $1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,356    4,984    1,717       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --
Simple yield(7)                                                                         (0.44%)   0.49%    3.76%      --
Compound(7)                                                                             (0.44%)   0.49%    3.83%      --

SUBACCOUNT WSCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.41    $0.56    $1.00       --
Accumulation unit value at end of period                                                $0.25    $0.41    $0.56       --
Number of accumulation units outstanding at end of period (000 omitted)                   976      911      445       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WSCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                          $0.42    $0.56    $1.00       --
Accumulation unit value at end of period                                                $0.25    $0.42    $0.56       --
Number of accumulation units outstanding at end of period (000 omitted)                 3,394    4,983    2,024       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --

SUBACCOUNT WCBD1(2) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                          $1.12    $1.06    $1.00       --
Accumulation unit value at end of period                                                $1.18    $1.12    $1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                   579      548       68       --
Ratio of operating expense to average net assets                                         1.70%    1.70%    1.70%      --

SUBACCOUNT WCBD6(2) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                          $1.14    $1.08    $1.00       --
Accumulation unit value at end of period                                                $1.21    $1.14    $1.08       --
Number of accumulation units outstanding at end of period (000 omitted)                 2,275    1,545      660       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%      --


(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2002.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on March 1, 2002.
(6) Operations commenced on July 3, 2000.
(7) Net of annual contract administrative charge and mortality and expense risk fee.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

- contract administrative charge,

- variable account administrative charge,

- EDB fee,

- GMIB fee,

- applicable mortality and expense risk fee, and

- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Benefit Protector fee or the Benefit Protector Plus fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PBCA1           AXP(R) Variable Portfolio -             Objective: long-term total return           IDS Life Insurance
WBCA1           Blue Chip Advantage Fund                exceeding that of the U.S. stock market.    Company  (IDS Life),
WBCA3                                                   Invests primarily in blue chip stocks.      adviser; American
WBCA4                                                   Blue chip stocks are issued by companies    Express Financial
                                                        with a market capitalization of at          Corporation (AEFC),
                                                        least $1 billion, an established            subadviser.
                                                        management, a history of consistent
                                                        earnings and a leading position
                                                        within their respective industries.

WCAR1           AXP(R) Variable Portfolio - Capital     Objective: capital appreciation. Invests    IDS Life, adviser; AEFC,
WCAR3           Resource Fund                           primarily in U.S. common stocks and other   subadviser.
WCAR4                                                   securities convertible into common stocks.
WCAR6

PDEI1           AXP(R) Variable Portfolio -             Objective: high level of current income     IDS Life, adviser; AEFC,
WDEI1           Diversified Equity Income Fund          and, as a secondary goal, steady growth     subadviser.
WDEI3                                                   of capital. Invests primarily in
WDEI4                                                   dividend-paying common and preferred
                                                        stocks.

PEXI1           AXP(R) Variable Portfolio - Extra       Objective: high current income, with        IDS Life, adviser; AEFC,
WEXI1           Income Fund                             capital growth as a secondary objective.    subadviser.
WEXI3                                                   Invests primarily in high-yielding,
WEXI4           (effective 6-27-03 AXP(R)               high-risk corporate bonds (junk bonds)
                Variable Portfolio - Extra Income       issued by U.S. and foreign companies and
                Fund will change to AXP(R) Variable     governments.
                Portfolio - High Yield  Bond Fund)

WFDI1           AXP(R) Variable Portfolio - Federal     Objective: a high level of current income   IDS Life, adviser; AEFC,
WFDI3           Income Fund (effective 6-27-03  AXP(R)  and safety of principal consistent with     subadviser.
WFDI4           Variable Portfolio - Federal Income     an investment in U.S. government and
WFDI6           Fund will change to AXP(R) Variable     government agency securities. Invests
                Portfolio - Short Term  U.S.            primarily in debt obligations issued or
                Government Fund)                        guaranteed as to principal and  interest
                                                        by the U.S. government, its agencies  or
                                                        instrumentalities.

PNDM1           AXP(R) Variable Portfolio - NEW         Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
WNDM1           DIMENSIONS FUND(R)                      Invests primarily in common stocks          subadviser.
WNDM3                                                   showing potential for significant growth.
WNDM4

WSVA1           AXP(R) Variable Portfolio - Partners    Objective: long-term capital                IDS Life, adviser; AEFC,
WSVA3           Small Cap Value Fund                    appreciation. Non-diversified fund that     subadviser; Royce &
WSVA4                                                   invests primarily in equity securities.     Associates, LLC., Third
WSVA6                                                                                               Avenue Management LLC
                                                                                                    and National City
                                                                                                    Investment Company,
                                                                                                    subadvisers.

PSCA1           AXP(R) Variable Portfolio - Small Cap   Objective: long-term capital growth.        IDS Life, adviser; AEFC,
WSCA1           Advantage Fund                          Invests primarily in equity stocks of       subadviser; Kenwood
WSCA3                                                   small companies that are often included     Capital Management LLC,
WSCA4                                                   in the Russell 2000 Index and/or have       subadviser.
                                                        market capitalization under $2 billion.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PCAP1           AIM V.I. Capital Appreciation Fund,     Objective: growth of capital. Invests       A I M Advisors, Inc.
WCAP1           Series I Shares                         principally in common stocks of companies
WCAP3                                                   likely to benefit from new or innovative
WCAP4                                                   products, services or processes as well
                                                        as those with above-average growth and
                                                        excellent prospects for future growth.
                                                        The Fund may invest up to 25% of its
                                                        assets in foreign securities.

PVAL1           AIM V.I. Premier Equity Fund, Series    Objective: long-term growth of capital      A I M Advisors, Inc.
WVAL1           I Shares                                with income as a secondary objective.
WVAL3                                                   Invests normally at least 80% of its net
WVAL4                                                   assets, plus the amount of any borrowings
                                                        for investment purposes, in equity
                                                        securities including convertible
                                                        securities. The fund also may invest in
                                                        preferred stocks and debt instruments that
                                                        have prospects for growth of capital. The
                                                        Fund may invest up to 25% of its assets in
                                                        foreign securities.

WSRG1           The Dreyfus Socially Responsible        Objective: capital growth, with current     The Dreyfus Corporation
WSRG3           Growth Fund, Inc. - Initial Share       income as a secondary objective. The fund
WSRG4           Class                                   invests, under normal circumstances, at
WSRG6                                                   least 80% of its assets in the common
                                                        stock of companies that Dreyfus believes
                                                        meet traditional investment standards and
                                                        conduct their business in a manner that
                                                        contributes to the enhancement of the
                                                        quality of life in America.

WDYC1           Fidelity(R) VIP Dynamic Capital         Objective: seeks capital appreciation.      Fidelity Management &
WDYC3           Appreciation Portfolio Service Class 2  Normally invests primarily in growth or     Research Company (FMR),
WDYC4                                                   value common stocks of domestic and         investment manager; FMR
WDYC6                                                   foreign issuers.                            U.K., FMR Far East,
                                                                                                    Fidelity Investments
                                                                                                    Japan Limited (FIJ) and
                                                                                                    FMR Co. Inc. (FMRC),
                                                                                                    sub-investment advisers.

WHIP1           Fidelity(R) VIP High Income Portfolio   Objective: seeks a high level of current    Fidelity Management &
WHIP3           Service Class 2                         income, while also considering growth of    Research Company (FMR),
WHIP4                                                   capital. Normally invests primarily in      investment manager; FMR
WHIP6                                                   foreign and domestic issued                 U.K., FMR Far East,
                                                        income-producing debt securities,           sub-investment advisers.
                                                        preferred stocks and convertible
                                                        securities, with an emphasis on
                                                        lower-quality debt securities.  May
                                                        invest in non-income producing
                                                        securities, including defaulted
                                                        securities and common stocks and may
                                                        invest in companies in troubled or
                                                        uncertain financial condition.

WMDC1           Fidelity(R) VIP Mid Cap Portfolio       Objective: seeks long-term growth of        Fidelity Management &
WMDC3           Service Class 2                         capital. Normally invests at least 80% of   Research Company (FMR),
WMDC4                                                   assets in securities of foreign and         investment manager; FMR
WMDC6                                                   domestic companies with medium market       U.K., FMR Far East,
                                                        capitalization common stocks. Invests in    sub-investment advisers.
                                                        growth or value common stocks. May invest
                                                        in companies with smaller or larger
                                                        market capitalizations.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
WISE1           FTVIPT Franklin Income Securities       Seeks to maximize income while              Franklin Advisers, Inc.
WISE3           Fund - Class 2                          maintaining prospects for capital
WISE4                                                   appreciation. The Fund normally invests
WISE6                                                   in debt and equity securities.

WRES1           FTVIPT Franklin Real Estate Fund -      Seeks capital appreciation, with current    Franklin Advisers, Inc.
WRES3           Class 2                                 income as a secondary goal. The Fund
WRES4                                                   normally invests at least 80% of its net
WRES6                                                   assets in investments of companies
                                                        operating in the real estate sector.
                                                        The Fund invests primarily in equity real
                                                        estate investment trusts (REITs).

PSMC1           FTVIPT Franklin Small Cap Fund -        Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
WSMC1           Class 2                                 normally invests at least 80% of its net
WSMC3                                                   assets in investments of small
WSMC4                                                   capitalization companies. For this Fund,
                                                        small cap companies are those with market
                                                        capitalization values not exceeding
                                                        (i) $1.5 billion; or (ii) the highest
                                                        market capitalization value in the
                                                        Russell 2000(R) Index, whichever is
                                                        greater, at the time of purchase.

PVAS1           FTVIPT Franklin Small Cap Value         Seeks long-term total return. The Fund      Franklin Advisory
WVAS1           Securities Fund -  Class 2              normally invests at least 80% of its net    Services, LLC
WVAS3                                                   assets in investments of small
WVAS4                                                   capitalization companies. For this Fund,
                                                        small cap companies are those with market
                                                        cap values not exceeding $2.5 billion,
                                                        at the time of purchase. The Fund's manager
                                                        invests in small companies that it believes
                                                        are undervalued.

WMSS1           FTVIPT Mutual Shares Securities Fund    Seeks capital appreciation, with income     Franklin Mutual Advisers,
WMSS3           - Class 2                               as a secondary goal. The Fund normally      LLC
WMSS4                                                   invests mainly in U.S. equity securities
WMSS6                                                   that the Fund's manager believes are
                                                        available at market prices less than their
                                                        intrinsic value on certain recognized or
                                                        objective criteria, including undervalued
                                                        stocks, restructuring companies and
                                                        distressed companies.

WUSE1           Goldman Sachs VIT CORE(SM) U.S.         Objective: The Goldman Sachs VIT CORE       Goldman Sachs Asset
WUSE3           Equity Fund                             U.S. Equity Fund seeks long-term growth     Management, L.P.
WUSE4                                                   of capital and dividend income. The Fund
WUSE6           CORE(SM) is a service                   invests, under normal circumstances, at
                mark of Goldman, Sachs & Co.            least 90% of its total assets (not
                                                        including securities lending collateral
                                                        and any investment of that collateral)
                                                        measured at time of purchase in a
                                                        broadly diversified portfolio of large-cap
                                                        and blue chip equity investments
                                                        representing all major sectors of the
                                                        U.S. economy.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
WMCV1           Goldman Sachs VIT Mid Cap Value Fund    Objective: The Goldman Sachs VIT            Goldman Sachs Asset
WMCV3                                                   Mid Cap Value Fund seeks long-term          Management, L.P.
WMCV4                                                   capital appreciation. The Fund
WMCV6                                                   invests, under normal circumstances, at
                                                        least 80% of its net assets plus
                                                        any borrowing for investment purposes
                                                        (measured at time of purchase) in a
                                                        diversified portfolio of equity investments
                                                        in mid-capitalization issuers within the
                                                        range of the market capitalization of
                                                        companies constituting the Russell Midcap
                                                        Value Index at the time of investment.

PGIS1           MFS(R) Investors Trust Series -         Objective: long-term growth of              MFS Investment Management(R)
WGIS1           Initial Class                           capital with a secondary objective
WGIS3                                                   to seek reasonable current income.
WGIS4                                                   Invests primarily in common stocks
                                                        and related securities, such as preferred
                                                        stocks, convertible securities and
                                                        depository receipts for those securities.

PUTS1           MFS(R) Utilities Series -               Objective: capital growth and               MFS Investment Management(R)
WUTS1           Initial Class                           current income. Invests primarily
WUTS3                                                   in equity and debt securities  of
WUTS4                                                   domestic and foreign companies in
                                                        the utilities industry.

WOGS1           Oppenheimer Global Securities Fund/VA,  Objective: long-term capital                OppenheimerFunds, Inc.
WOGS3           Service Shares                          appreciation. Invests mainly in
WOGS4                                                   common stocks of U.S. and foreign
WOGS6                                                   issuers that are "growth-type" companies,
                                                        cyclical industries and special situations
                                                        that are considered to have appreciation
                                                        possibilities.

WSTB1           Oppenheimer Strategic Bond Fund/VA,     Objective: high level of current            OppenheimerFunds, Inc.
WSTB3           Service Shares                          income principally derived from
WSTB4                                                   interest on debt securities.
WSTB6                                                   Invests mainly in three market
                                                        sectors: debt securities of foreign
                                                        governments and companies, U.S.
                                                        government securities, and
                                                        lower-rated high yield securities
                                                        of U.S. and foreign companies.

WHSC1           Putnam VT Health Sciences Fund - Class  Objective: capital appreciation.            Putnam Investment
WHSC3           IB Shares                               The fund pursues its goal by                Management, LLC
WHSC4                                                   investing mainly in growth stocks
WHSC6                                                   of companies in the health sciences
                                                        industries. Under normal circumstances,
                                                        the fund invests at least 80% of the
                                                        fund's net assets in securities of
                                                        (a) companies that derive at least
                                                        50% of their assets, revenues or profits
                                                        from the pharmaceutical, health care
                                                        services, applied research and
                                                        development and medical equipment
                                                        and supplies industries, or (b) companies
                                                        we think have the potential for growth as
                                                        a result of their particular products,
                                                        technology, patents or other market
                                                        advantages in the health sciences
                                                        industries.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PIGR1           Putnam VT International Equity Fund     Objective: capital appreciation. The fund   Putnam Investment
WIGR1           - Class IB Shares                       pursues its goal by investing mainly in     Management, LLC
WIGR3                                                   common stocks of companies outside the
WIGR4           (previously Putnam VT International     United States.
                Growth Fund - Class IB Shares)

PVIS1           Putnam VT Vista Fund - Class IB         Objective: capital appreciation. The fund   Putnam Investment
WVIS1           Shares                                  pursues its goal by investing mainly in     Management, LLC
WVIS3                                                   common stocks of U.S. companies with a
WVIS4                                                   focus on  growth stocks.

WAAL1           Wells Fargo VT Asset Allocation Fund    Objective: long-term total return           Wells Fargo Funds
WAAL3                                                   consistent with reasonable risk. Invests    Management, LLC, adviser;
WAAL4                                                   in equity and fixed-income securities in    Wells Capital Management
WAAL6                                                   varying proportions, with "neutral"         Incorporated, subadviser.
                                                        target allocation of 60% equity securities
                                                        and 40% fixed-income securities. The Fund
                                                        invests its equity portion of assets in
                                                        common stocks to replicate the S&P 500(R)
                                                        Index and its fixed-income portion of
                                                        assets in U.S. Treasury Bonds to replicate
                                                        the Lehman Brothers 20+ Treasury Index. The
                                                        Fund seeks to maintain a 95% or better
                                                        performance correlation with the
                                                        respective indexes.

WEQI1           Wells Fargo VT Equity Income Fund       Objective: long-term capital appreciation   Wells Fargo Funds
WEQI3                                                   and above-average dividend income.          Management, LLC, adviser;
WEQI4                                                   Invests in the common stocks of large       Wells Capital Management
WEQI6                                                   U.S. companies with strong return           Incorporated, subadviser.
                                                        potential and above-average dividend
                                                        income. Investments are principally in
                                                        securities of companies with a market
                                                        capitalization of $3 billion or more.

WEQV1           Wells Fargo VT Equity Value Fund        Objective: long-term capital appreciation   Wells Fargo Funds
WEQV3                                                   and above-average dividend income.          Management, LLC, adviser;
WEQV4                                                   Invests primarily in equity securities      Wells Capital Management
WEQV6                                                   that we believe are undervalued in          Incorporated, subadviser.
                                                        relation to various valuation measures,
                                                        and that have strong return potential and
                                                        above-average dividend income. Investments
                                                        are principally in securities of companies
                                                        with a market capitalization of $3 billion
                                                        or more.

WGRO1           Wells Fargo VT Growth Fund              Objective: long-term capital                Wells Fargo Funds
WGRO3                                                   appreciation. Invests in U.S. and           Management, LLC, adviser;
WGRO4                                                   foreign companies that  have a strong       Wells Capital Management
WGRO6                                                   earnings growth trend that we believe       Incorporated, subadviser.
                                                        have above-average prospects for future
                                                        growth and with market capitalization of
                                                        $3 billion or more.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT      INVESTING IN                            INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
WIEQ1           Wells Fargo VT International Equity     Objective: total return with an emphasis    Wells Fargo Funds
WIEQ3           Fund                                    on long-term capital appreciation.          Management, LLC, adviser;
WIEQ4                                                   Invests principally in equity securities    Wells Capital Management
WIEQ6                                                   of companies based in developed foreign     Incorporated, subadviser.
                                                        countries or emerging markets.

WLCG1           Wells Fargo VT Large Company Growth     Objective: long-term capital                Wells Fargo Funds
WLCG3           Fund                                    appreciation. Invests in the common         Management, LLC, adviser;
WLCG4                                                   stocks of large U.S. companies that         Peregrine Capital
WLCG6                                                   have superior growth potential.             Management, Inc.,
                                                        Investments are principally in              subadviser.
                                                        securities of companies with market
                                                        capitalizations of $3 billion or more.

WMMK1           Wells Fargo VT Money Market Fund        Objective: current income, while            Wells Fargo Funds
WMMK3                                                   preserving capital and liquidity.           Management, LLC, adviser;
WMMK4                                                   Invests primarily in  high-quality money    Wells Capital Management
WMMK6                                                   market instruments.                         Incorporated, subadviser.

WSCG1           Wells Fargo VT Small Cap Growth Fund    Objective: long-term capital                Wells Fargo Funds
WSCG3                                                   appreciation. Focus is on companies         Management, LLC, adviser;
WSCG4                                                   believed to have above-average growth       Wells Capital Management
WSCG6                                                   potential or that may be involved in new    Incorporated, subadviser.
                                                        or innovative products, services and
                                                        processes.  Invests principally in
                                                        securities of companies with above-average
                                                        growth potential and whose market
                                                        capitalizations equal to or lower than the
                                                        company with the largest market
                                                        capitalization in falls within the range
                                                        of the Russell 2000 Index, which is
                                                        considered a small capitalization index.

WCBD1           Wells Fargo VT Total Return Bond        Objective: Total return consisting of       Wells Fargo Funds
WCBD3           Fund                                    income and capital appreciation. The        Management, LLC, adviser;
WCBD4                                                   fund invests in a broad range of            Wells Capital Management
WCBD6           (previously Wells Fargo VT              investment grade securities, including      Incorporated, subadviser.
                Corporate Bond Fund)                    U.S. Government obligations, corporate
                                                        bonds, asset-backed securities and money
                                                        market instruments. The Fund invests in
                                                        debt securities that offer attractive
                                                        yields and are undervalued relative
                                                        to issues of similar credit quality and
                                                        interest rate sensitivity.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAs)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                           IF YOUR GPA RATE IS:                      THE MVA IS:
                    Less than the new GPA rate + 0.10%                Negative
                    Equal to the new GPA rate + 0.10%                 Zero
                    Greater than the new GPA rate + 0.10%             Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

  EARLY WITHDRAWAL AMOUNT X [(     1 + i    )(TO THE POWER OF n/12 )- 1] = MVA
                               ------------
                               1 + j + .001

  Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.

         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

         n = number of months remaining in the current Guarantee Period
             (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(      1.045     )(TO THE POWER OF 84/12) - 1] = -$39.28
              --------------
              1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(      1.045     )(TO THE POWER OF 84/12) - 1] = $27.21
              --------------
              1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if the six-year withdrawal charge schedule applies and 6% if the eight-year withdrawal charge schedule applies. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the one-year fixed account.)

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

- the length of the withdrawal charge period (six or eight years)(1);


- the optional Benefit Protector Death Benefit Rider(2);

- the optional Benefit Protector Plus Death Benefit Rider(2);


- the optional Enhanced Death Benefit Rider(2);

- the optional Guaranteed Minimum Income Benefit Rider(3);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(4);

- how you want to make purchase payments; and

- a beneficiary.

(1) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. For contracts issued in Oregon, purchase payments may not be made after the first contract anniversary.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 591/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.

MINIMUM PURCHASE PAYMENTS
  If paying by SIP:
      $100,000 initial payment for contracts issued through AEFA.
      $50 initial payment for all other contracts.
      $50 for additional payments.
  If paying by any other method:
      $100,000 initial payment for contracts issued through AEFA.
      $5,000 initial payment for all other contracts issued in South Carolina,
        Texas and Washington.
      $2,000 initial payment for all other contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1) (without prior approval):
      $1,000,000

(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your net current payment based on the following schedule:

                IF TOTAL NET PAYMENTS* MADE DURING                   THEN THE PURCHASE PAYMENT
                THE LIFE OF THE CONTRACT EQUALS...                  CREDIT PERCENTAGE EQUALS...
                 Less than $10,000                                              1%
                 $10,000 to less than 1 million                                 2
                 $1 million to less than 5 million                              3
                 $5 million and over                                            4

* Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on the withdrawal charge schedule and death benefits that apply to your contract.

                                                           EIGHT-YEAR WITHDRAWAL            SIX-YEAR WITHDRAWAL
                                                              CHARGE SCHEDULE                 CHARGE SCHEDULE
    Standard death benefit                                         1.10%                           1.35%
    Enhanced death benefit rider(1)                                1.30                            1.55

(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge an annual fee (currently 0.70%) based on the GMIB benefit base for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within six or eight years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


   NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

          PPW =    ACV     X  PPNPW
                ---------
                (CV - CE)

   If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                        SIX-YEAR SCHEDULE                                              EIGHT-YEAR SCHEDULE
         YEARS FROM PURCHASE          WITHDRAWAL CHARGE                   YEARS FROM PURCHASE        WITHDRAWAL CHARGE
           PAYMENT RECEIPT               PERCENTAGE                         PAYMENT RECEIPT             PERCENTAGE
                  1                         8%                                    1                          8%
                  2                         8                                     2                          8
                  3                         8                                     3                          8
                  4                         6                                     4                          8
                  5                         4                                     5                          8
                  6                         2                                     6                          6
                  Thereafter                0                                     7                          4
                                                                                  8                          2
                                                                                  Thereafter                 0

* The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE: Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 8%. The total amount we actually deduct from your contract is $1,086.96. We determine this amount as follows:


                AMOUNT REQUESTED        OR    $1,000  =  $1,086.96
            ------------------------          ------
            1.00 - WITHDRAWAL CHARGE           .92

By applying the 8% withdrawal charge to $1,086.96, the withdrawal charge is $86.96. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.32% if the assumed investment rate is 3.5% and 6.82% if the assumed investment rate is 5%. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.07% if the assumed investment rate is 3.5% and 6.57% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an eight-year withdrawal charge schedule with this history:


- The contract date is Nov. 1, 2003 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and


- We received these payments


  -- $10,000 Nov. 1, 2003;

  -- $8,000 Dec. 31, 2009; and

  -- $6,000 Feb. 20, 2011; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and made no other withdrawals during that contract year; and

- The prior anniversary Nov. 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE    EXPLANATION
     $    0          $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0          $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0          $10,000 Nov. 1, 2003 purchase payment was received nine or more years before withdrawal and is withdrawn without withdrawal charge; and
        640          $8,000 Dec. 31, 2009 purchase payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and
        480          $6,000 Feb. 20, 2011 purchase payment is in its third year from receipt withdrawn with an 8% withdrawal charge.
     ------
     $1,120


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan;

- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

- amounts we refund to you during the free look period;* and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:

  (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or

  (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria with a legible photocopy of the unemployment benefit payments meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

- plus any purchase payment credits allocated to the fixed accounts;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

- minus any prorated portion of the GMIB fee (if applicable).

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

- a prorated portion of the contract administrative charge;

- a prorated portion of the Benefit Protector fee (if applicable);

- a prorated portion of the Benefit Protector Plus fee (if applicable); and/or

- a prorated portion of the GMIB fee (if applicable).

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fee and the variable account administrative charge.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                NUMBER
                                                                  AMOUNT             ACCUMULATION              OF UNITS
                                           MONTH                 INVESTED             UNIT VALUE               PURCHASED
By investing an equal number
of dollars each month ...                   Jan                    $100                   $20                     5.00

                                            Feb                     100                    18                     5.56

you automatically buy                       Mar                     100                    17                     5.88
more units when the
per unit market price is low ...  ---->     Apr                     100                    15                     6.67

                                            May                     100                    16                     6.25

                                            Jun                     100                    18                     5.56

                                            Jul                     100                    17                     5.88

and fewer units                             Aug                     100                    19                     5.26
when the per unit
market price is high.             ---->     Sept                    100                    21                     4.76

                                            Oct                     100                    20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment and any applicable purchase payment credits to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                                                                        WE ALLOCATE YOUR NEW PURCHASE PAYMENT
                          IF YOUR NET CONTRACT VALUE(1) IS...      AND ANY APPLICABLE PURCHASE PAYMENT CREDIT TO:
                                    $10,000-$49,999                             Tier 1 DCA account
                                    $50,000 or more                             Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments and purchase payment credits to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account you cannot allocate additional purchase payments to a it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments and purchase payment credits that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to an MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the withdrawal amount includes a purchase payment check that has not cleared;

  --  the NYSE is closed, except for normal holiday and weekend closings;

  --  trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  --  you are at least age 59 1/2;

  --  you are disabled as defined in the Code;

  --  you severed employment with the employer who purchased the contract; or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: the standard death benefit and the Enhanced Death Benefit (EDB) Rider. If either you or the annuitant are 80 or older at contract issue, the standard death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the standard death benefit or the EDB Rider (if it is available in your state) on your application. If you select the GMIB, you must elect the EDB Rider. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

STANDARD DEATH BENEFIT

The standard death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows LESS ANY PURCHASE PAYMENT CREDITS ADDED TO THE CONTRACT IN THE LAST 12 MONTHS:

If you or the annuitant were age 80 or older at contract issue, we will pay the beneficiary the greater of:

1. total purchase payments minus adjusted partial withdrawals; or

2. contract value.

If you and the annuitant were age 79 or younger at contract issue, we will pay the beneficiary the greatest of:

1. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;

2. contract value; or

3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

     STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS = PW X DB
                                                           -------
                                                             CV

    PW = the partial withdrawal including any applicable withdrawal charge or MVA.

    DB = the death benefit on the date of (but prior to) the partial withdrawal.

    CV = contract value on the date of (but prior to) the partial withdrawal.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE ASSUMING YOU AND THE ANNUITANT WERE AGE 79 OR YOUNGER AT CONTRACT ISSUE:

- You purchase the contract with a payment of $20,000 on Jan. 1, 2003. We add a purchase payment credit of $400 to your contract.

- On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

  We calculate the standard death benefit on March 1, 2004 as follows:



      Purchase payments and purchase payment credits minus adjusted partial withdrawals:
            Total purchase payments and purchase payment credits:                             $20,400.00
            minus the standard death benefit adjusted partial
            withdrawals, calculated as:

              $1,500 X $20,400 =                                                               -1,390.91
              ----------------                                                                ----------
                  $22,000

      for a death benefit of:                                                                 $19,009.09
                                                                                              ----------
      Contract value at death:                                                                $20,500.00
                                                                                              ==========
      The MAV immediately preceding the date of death
      plus any payments made since that anniversary
      minus adjusted partial withdrawals:
            MAV immediately preceding the date of death:                                      $24,000.00
            Plus purchase payments and purchase payment credits
            since the prior anniversary:                                                           +0.00
            minus the standard death benefit adjusted partial withdrawals, calculated as:
              $1,500 X $24,000 =                                                               -1,636.36
              ----------------                                                                ----------
                   $22,000

      for a death benefit of:                                                                 $22,363.64
                                                                                              ----------
  The standard death benefit, calculated as the greatest of  these three
  values is the MAV:                                                                          $22,363.64
                                                                                              ==========

ENHANCED DEATH BENEFIT (EDB) RIDER

The EDB Rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB Rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB Rider is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB Rider to your contract at the time of purchase. Once you select the EDB Rider you may not cancel it. You may not add the EDB Rider if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB Rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract

The EDB Rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added in the last 12 months:

- the standard death benefit; or

- the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,

- plus any subsequent amounts allocated to the subaccounts, and

- minus adjusted transfers or partial withdrawals from the subaccounts.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.


5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS = PWT X VAF
                                                            ---------
                                                                SV


    PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.


    VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.


    SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.


EXAMPLE

- You purchase the contract with a payment of $20,000 on Jan. 1, 2003 and we add a $400 purchase payment credit to your contract. You allocate $5,100 to the one-year fixed account and $15,300 to the subaccounts.

- On Jan. 1, 2004 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17,200.

- On March 1, 2004, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

  The death benefit on March 1, 2004 is calculated as follows:



         The standard death benefit (which in this case is the MAV)
               MAV on the prior anniversary:                                                     $20,400.00
               plus purchase payments made since that anniversary:                                    +0.00
               minus the standard death benefit adjusted partial withdrawal taken since that anniversary, calculated as:
                 $1,500 X $20,400 =                                                               -1,585.49
                 ----------------                                                                ----------
                     $19,300

         standard death benefit, which is the MAV:                                               $18,814.51
                                                                                                 ==========
         The 5% rising floor:
               The variable account floor on Jan. 1, 2004, calculated as:
                  1.05 X 15,300 =                                                                $16,065.00
               plus amounts allocated to the subaccounts since that
               anniversary:                                                                           +0.00
               minus the 5% rising floor adjusted partial withdrawal
               from the subaccounts, calculated as:
                  1,500 X 16,065 =                                                                -1,721.25
                  --------------                                                                 ----------
                      14,000

               variable account floor benefit:                                                   $14,343.75
               plus the one-year fixed account value:                                             +5,300.00
                                                                                                 ----------
         5% rising floor (value of the GPAs, the one-year fixed account and
         the variable account floor):                                                            $19,643.75
                                                                                                 ==========

  EDB Rider, calculated as the greater of the standard death benefit or  the
  5% rising floor:                                                                               $19,643.75


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan greed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.


  Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


  - the beneficiary asks us in writing within 60 days after we receive proof of death; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:


- the standard death benefit (see "Benefits in Case of Death"),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $2,000 purchase payment credit to your contract.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 under the standard death benefit equals the contract value less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:


  the standard death benefit (contract value):                                                  $110,000
  plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
      previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                              +4,000
                                                                                                --------
  Total death benefit of:                                                                       $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


  the standard death benefit (MAV):                                                             $110,000
  plus the Benefit Protector benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                              +4,000
                                                                                                --------
  Total death benefit of:                                                                       $114,000



          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your contract is in its third year, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


  the standard death benefit (MAV adjusted for partial withdrawals):                             $57,619
  plus the Benefit Protector benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                                +1,048
                                                                                                 -------
  Total death benefit of:                                                                        $58,667


- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



  the standard death benefit (contract value):                                                  $200,000
  plus the Benefit Protector benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old                                        +55,000
                                                                                                --------
  Total death benefit of:                                                                       $255,000



- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $251,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



  the standard death benefit (contract value less any purchase payment
  credits added in the last 12 months):                                                         $250,000

  plus  the Benefit Protector benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                                   +55,000
                                                                                                --------
  Total death benefit of:                                                                       $305,000



- On July 1, 2013 the contract value remains $251,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



  the standard death benefit (contract value):                                                  $251,000
  plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments
      not previously withdrawn):
      0.40 X ($251,000 - $105,000) =                                                             +58,400
                                                                                                --------
  Total death benefit of:                                                                       $309,400


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:

- the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                           PERCENTAGE IF YOU AND THE ANNUITANT ARE            PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR              UNDER AGE 70 ON THE RIDER EFFECTIVE DATE           70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                   0%                                                   0%
Three and Four                               10                                                 3.75
Five or more                                 20                                                  7.5

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows (less any purchase payment credits added to the contract in the last 12 months):

- the standard death benefit (see "Benefits in Case of Death") PLUS

                           IF YOU AND THE ANNUITANT ARE UNDER                 IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR              AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...         OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                        Zero                                               Zero
Two                        40% X earnings at death (see above)                15% X earnings at death
Three & Four               40% X (earnings at death + 25% initial             15% X (earnings at death + 25% initial
                           purchase payment*)                                 purchase payment*)
Five or more               40% X (earnings at death + 50% initial             15% X (earnings at death + 50% initial
                           purchase payment*)                                 purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS:

- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. We add a $2,000 purchase payment credit to your contract.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 under the standard death benefit equals the contract value less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:


      the standard death benefit (contract value):                                              $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (the standard death benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                              +4,000
                                                                                                --------
  Total death benefit of:                                                                       $114,000


- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:


      the standard death benefit (MAV):                                                         $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                              +4,000
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $100,000 =                                            +10,000
                                                                                                --------
  Total death benefit of:                                                                       $124,000


- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:


      the standard death benefit (MAV adjusted for partial withdrawals):                         $57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                                +1,048
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $55,000 =                                              +5,500
                                                                                                 -------
  Total death benefit of:                                                                        $64,167


- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:


      the standard death benefit (contract value):                                              $200,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of
      100% of purchase payments not previously withdrawn
      that are one or more years old                                                             +55,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                             +11,000
                                                                                                --------
  Total death benefit of:                                                                       $266,000

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $251,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



         the standard death benefit (contract value less any purchase payment credits
         added in the last 12 months):                                                             $250,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn that
         are one or more years old                                                                  +55,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 X $55,000 =                                             +11,000
                                                                                                   --------
         Total death benefit of:                                                                   $316,000



- On July 1, 2013 the contract value remains $251,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



     the standard death benefit (contract value):                                                  $251,000
     plus the Benefit Protector Plus benefit which equals 40% of earnings at death
     (the standard death benefit minus payments not previously withdrawn):
     0.40 X ($251,000 - $105,000) =                                                                 +58,400
     plus 20% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.20 X $55,000 =                                                 +11,000
                                                                                                   --------
  Total death benefit of:                                                                          $320,400


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:


- you must hold the GMIB for 10 years(1),

- the GMIB rider terminates(2) on the contract anniversary after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary(1),

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and


- there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.


(1) Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

(2) The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.


In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)


- the annuitant on the date the option is exercised must be between 50 and 86 years old.


- you can only take an annuity payout under one of the following annuity payout plans:

  --  Plan A - Life Annuity -- no refund

  --  Plan B - Life Annuity with ten years certain

  --  Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.


When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and the guaranteed annuity rates as stated in Table B of the contract. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

                                P SUB(t-1) (1 + i) = P SUB(t)
                                ------------------
                                      1.05

         P SUB(t-1) = prior annuity payout
           P SUB(t) = current annuity payout
                  i = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. total purchase payments and purchase payment credits minus adjusted partial withdrawals;

2. contract value;

3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or

4. the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

- subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

- subtract each payment and purchase payment credit from the 5% rising floor. We adjust the payments and purchase payment credits allocated to the GPAs and the one-year fixed account for market value. We increase payments and purchase payment credits allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:

                                    PMT X CVG
                                    ---------
                                       ECV

         PMT = each purchase payment made in the five years before you exercise the GMIB.
         CVG = current contract value at the time you exercise the
               GMIB.
         ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 5% increase of payments and purchase payment credits allocated to the subaccounts as:

                        PMT X (1.05)(TO THE POWER OF CY)

         CY = the full number of contract years the payment and purchase payment credit have been in the contract.

TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

- You may terminate the rider any time after the tenth rider anniversary.

- The rider will terminate on the date:

  --  you make a full withdrawal from the contract;

  --  a death benefit is payable; or

  -- you choose to begin taking annuity payouts under the regular contract provisions.


- The GMIB rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a $2,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                  GMIB
ANNIVERSARY                   CONTRACT VALUE               MAV               5% RISING FLOOR         BENEFIT BASE
    1                            $107,000               $107,000                $107,100
    2                             125,000                125,000                 112,455
    3                             132,000                132,000                 118,078
    4                             150,000                150,000                 123,982
    5                              85,000                150,000                 130,181
    6                             120,000                150,000                 136,690
    7                             138,000                150,000                 143,524
    8                             152,000                152,000                 150,700
    9                             139,000                152,000                 158,235
   10                             126,000                152,000                 166,147               $166,147
   11                             138,000                152,000                 174,455                174,455
   12                             147,000                152,000                 183,177                183,177
   13                             163,000                163,000                 192,336                192,336
   14                             159,000                163,000                 201,953                201,953
   15                             215,000                215,000                 212,051                215,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:


                                                                                        MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                         PLAN A -               PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                             GMIB                  LIFE ANNUITY--        LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                         BENEFIT BASE                NO REFUND           TEN YEARS CERTAIN     ANNUITY-- NO REFUND
   10                          $166,147 (5% rising floor)      $  858.98                $  837.38                $686.19
   15                           215,000 (MAV)                   1,272.80                 1,212.60                 984.70



The payouts above are shown at guaranteed annuity rates of 3% as stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:



CONTRACT                                                         PLAN A -               PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                                   LIFE ANNUITY--        LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                        CONTRACT VALUE               NO REFUND           TEN YEARS CERTAIN     ANNUITY-- NO REFUND
   10                                 $126,000                  $   651.42              $   635.04               $520.38
   15                                  215,000                    1,272.80                1,212.60                984.70



In the above example, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

THE GMIB FEE: This fee currently costs 0.70% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:


                                  BB + AT - FAV

         BB = the GMIB benefit base.

         AT = adjusted transfers from the subaccounts to the GPAs and the one-year fixed account made in the six months before the contract anniversary calculated as:

                                    PT X VAT
                                    --------
                                      SVT

         PT = the amount transferred from the subaccounts to the GPAs and the one-year fixed account within six months of the contract anniversary

        VAT = variable account floor on the date of (but prior to) the transfer

        SVT = value of the subaccounts on the date of (but prior to) the transfer


        FAV = the value of the GPAs and the one-year fixed accounts.


The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and we add a purchase payment credit of $2,000 to your contract. You allocate all of your payment and the purchase payment credit to the subaccounts.


- You make no transfers or partial withdrawals.


CONTRACT                                                     GMIB FEE            VALUE ON WHICH WE               GMIB FEE
ANNIVERSARY                        CONTRACT VALUE           PERCENTAGE           BASE THE GMIB FEE            CHARGED TO YOU
    1                                $  80,000                0.70%        5% rising floor = $102,000 X 1.05     $749.70
    2                                  150,000                0.70              Contract value = $150,000          1,050
    3                                  102,000                0.70                  MAV = $150,000                 1,050


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.32% and 6.82% depending on the applicable assumed investment rate. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.07% and 6.57% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.


PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


- the payout is a minimum distribution required under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- make additional subaccounts investing in additional funds;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                          2002            2001           2000           1999            1998
--------------------------------------------------------------------------------------------------------------------------
Net investment income                           $    292,067    $    271,718    $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                             3         (89,920)            469          6,565         (4,788)
Other                                                 18,906          16,245          12,248          8,338          7,662
TOTAL REVENUES                                  $    310,976    $    198,043    $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES               $    (52,177)   $    (63,936)   $     28,452   $     50,662   $     36,421
NET (LOSS) INCOME                               $    (33,690)   $    (41,728)   $     24,365   $     33,987   $     22,026
TOTAL ASSETS                                    $  8,026,730    $  5,275,681    $  4,652,221   $  4,603,343   $  4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.


AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION


Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Builder Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.




          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                                     p. 3
Calculating Annuity Payouts                                                 p.19
Rating Agencies                                                             p.20
Principal Underwriter                                                       p.20
Independent Auditors                                                        p.20
Condensed Financial Information (Unaudited)                                 p.21
Financial Statements


          WELLS FARGO ADVANTAGE BUILDER VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  44224 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 21
Rating Agencies                                                            p. 22
Principal Underwriter                                                      p. 22
Independent Auditors                                                       p. 22
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (29.90%)    (19.84%)
SBND1         Bond Fund (2/00; 10/81)                                               (4.37)       1.56
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (29.32)     (22.78)
SCMG1         Cash Management Fund (2/00; 10/81)                                    (8.33)      (1.52)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (26.61)      (8.22)
SEXI1         Extra Income Fund (2/00; 5/96)                                       (15.24)      (8.60)
SFDI1         Federal Income Fund (2/00; 9/99)                                      (4.11)       2.13
SGRO1         Growth Fund (2/00; 9/99)                                             (33.01)     (30.92)
SMGD1         Managed Fund (2/00; 4/86)                                            (21.08)     (12.93)
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (29.20)     (20.59)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (24.82)     (12.39)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (31.43)     (25.73)
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (28.72)     (15.46)
SVAL1         Premier Equity Fund,
              Series I Shares (2/00; 5/93)                                         (36.78)     (24.63)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth Portfolio
              (Class B) (2/00; 6/92)(2)                                            (37.30)     (25.27)
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (47.23)     (36.96)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                        (2.55)       4.05

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (29.90%)        --%       --%      (16.08%)
SBND1         Bond Fund (2/00; 10/81)                                               (4.37)       0.58      4.49         7.52
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (29.32)      (7.61)     1.37         7.64
SCMG1         Cash Management Fund (2/00; 10/81)                                    (8.33)       0.36      1.84         3.68
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (26.61)         --        --        (8.86)
SEXI1         Extra Income Fund (2/00; 5/96)                                       (15.24)      (5.55)       --        (1.98)
SFDI1         Federal Income Fund (2/00; 9/99)                                      (4.11)         --        --         1.61
SGRO1         Growth Fund (2/00; 9/99)                                             (33.01)         --        --       (23.01)
SMGD1         Managed Fund (2/00; 4/86)                                            (21.08)      (3.38)     4.07         6.15
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (29.20)      (3.50)       --         1.88
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (24.82)         --        --        (7.10)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (31.43)      (5.76)       --         4.84
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (28.72)         --        --        (4.88)
SVAL1         Premier Equity Fund,
              Series I Shares (2/00; 5/93)                                         (36.78)      (5.69)       --         5.34
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1       AllianceBernstein Premier Growth Portfolio
              (Class B) (2/00; 6/92)(2)                                            (37.30)      (4.97)     6.72         7.58
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (47.23)      (3.95)       --        (1.10)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                        (2.55)       2.51      4.06         3.76


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (22.23%)     (6.94%)
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (35.91)     (25.25)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio Service
              Class (2/00; 12/96)(5)                                               (24.49)     (12.73)
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (18.34)      (4.51)
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (27.80)     (24.91)
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (7.50)       9.46
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (20.07)      (0.40)
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (23.92)(b)
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (31.41)     (19.37)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (29.20)     (17.95)
SIEQ1         International Equity Fund (2/00; 1/98)                               (25.98)     (22.97)
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (46.44)     (43.67)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (33.57)     (27.97)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (32.70)     (29.74)
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (34.84)     (40.77)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (31.68)     (19.03)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (24.09)     (10.11)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (19.07)     (18.10)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (38.02)     (21.30)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (31.60)     (21.71)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (29.98)     (21.07)
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (21.04)       6.13
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (21.88)       7.61
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (19.09)       8.38
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (21.90)     (30.42)
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (24.60)      (9.61)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (22.23%)        --%       --%        9.35%
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (35.91)         --        --       (11.91)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio Service
              Class (2/00; 12/96)(5)                                               (24.49)      (3.22)       --         1.28
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (18.34)         --        --        11.72
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (27.80)      (7.51)     2.21         1.70
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (7.50)      (1.25)     7.52         7.09
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (20.07)       0.26        --         3.32
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (26.19)      (5.66)     5.28         4.16
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (31.41)         --        --        (6.79)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (29.20)         --        --        (6.00)
SIEQ1         International Equity Fund (2/00; 1/98)                               (25.98)         --        --        (6.31)
             JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (46.44)         --        --       (41.04)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (33.57)      (5.37)       --         3.69
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (32.70)      (3.55)       --         5.55
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (34.84)      (5.84)       --         4.51
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (31.68)      (6.44)       --         4.57
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (24.09)         --        --        (5.17)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (19.07)         --        --        (7.74)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (38.02)         --        --        (1.12)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (31.60)      (6.33)       --         1.83
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (29.98)      (4.20)       --         6.40
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (21.04)       8.75        --        10.56
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (21.88)       6.78        --         8.41
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (19.09)         --        --         9.68
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (21.90)       1.50        --         8.37
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (24.60)      (0.74)       --        10.11

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (26.82%)     (9.05%)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (26.82%)     (3.66%)      --%        1.83%

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee, a 0.40% annual Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (24.68%)    (17.81%)
SBND1         Bond Fund (2/00; 10/81)                                                3.08        4.18
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (24.05)     (20.83)
SCMG1         Cash Management Fund (2/00; 10/81)                                    (1.23)       1.06
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (21.10)      (5.89)
SEXI1         Extra Income Fund (2/00; 5/96)                                        (8.74)      (6.24)
SFDI1         Federal Income Fund (2/00; 9/99)                                       3.36        4.73
SGRO1         Growth Fund (2/00; 9/99)                                             (28.06)     (29.19)
SMGD1         Managed Fund (2/00; 4/86)                                            (15.08)     (10.69)
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (23.92)     (18.58)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (19.16)     (10.16)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (26.34)     (23.87)
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (23.39)     (13.32)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (32.15)     (22.76)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth Portfolio
              (Class B) (2/00; 6/92)(2)                                            (32.72)     (23.41)
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (43.52)     (35.45)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                         5.05        6.56
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (16.34)      (4.55)
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (31.21)     (23.38)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (18.80)     (10.51)
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (12.11)      (2.04)
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (22.39)     (22.99)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (24.68%)        --%       --%      (14.17%)
SBND1         Bond Fund (2/00; 10/81)                                                3.08        1.90      4.49         7.52
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (24.05)      (6.44)     1.37         7.64
SCMG1         Cash Management Fund (2/00; 10/81)                                    (1.23)       1.67      1.84         3.68
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (21.10)         --        --        (6.78)
SEXI1         Extra Income Fund (2/00; 5/96)                                        (8.74)      (4.33)       --        (1.17)
SFDI1         Federal Income Fund (2/00; 9/99)                                       3.36          --        --         3.89
SGRO1         Growth Fund (2/00; 9/99)                                             (28.06)         --        --       (21.26)
SMGD1         Managed Fund (2/00; 4/86)                                            (15.08)      (2.14)     4.07         6.15
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (23.92)      (2.28)       --         2.67
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (19.16)         --        --        (4.98)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (26.34)      (4.58)       --         4.84
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (23.39)         --        --        (3.60)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (32.15)      (4.53)       --         5.34
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth Portfolio
              (Class B) (2/00; 6/92)(2)                                            (32.72)      (3.79)     6.72         7.58
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (43.52)      (2.81)       --        (0.38)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                         5.05        3.74      4.06         3.76
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (16.34)         --        --        10.56
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (31.21)         --        --        (9.90)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (18.80)      (1.99)       --         2.20
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (12.11)         --        --        12.95
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (22.39)      (6.34)     2.21         1.70


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (0.33%)     11.75%
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (13.99)       2.16
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (18.17)(b)
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (26.31)     (17.34)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (23.92)     (15.87)
SIEQ1         International Equity Fund (2/00; 1/98)                               (20.41)     (21.00)
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (42.65)     (42.16)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (28.67)     (26.16)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (27.72)     (27.96)
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (30.04)     (39.28)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (26.60)     (16.99)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (18.36)      (7.81)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (12.91)     (15.98)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (33.50)     (19.35)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (26.52)     (19.73)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (24.77)     (19.06)
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (15.04)       8.56
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (15.96)       9.97
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (12.92)      10.72
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (15.98)     (28.63)
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (18.91)      (7.31)
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (21.33)      (6.74)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (0.33%)      0.04%     7.52%        7.09%
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (13.99)       1.54        --         4.13
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (20.64)      (4.47)     5.28         4.16
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (26.31)         --        --        (5.52)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (23.92)         --        --        (4.78)
SIEQ1         International Equity Fund (2/00; 1/98)                               (20.41)         --        --        (5.12)
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (42.65)         --        --       (39.66)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (28.67)      (4.20)       --         3.69
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (27.72)      (2.34)       --         5.71
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (30.04)      (4.67)       --         4.51
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (26.60)      (5.27)       --         4.93
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (18.36)         --        --        (3.91)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (12.91)         --        --        (6.35)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (33.50)         --        --         0.21
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (26.52)      (5.16)       --         2.30
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (24.77)      (2.99)       --         6.72
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (15.04)       9.73        --        11.16
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (15.96)       7.84        --         9.07
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (12.92)         --        --        11.62
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (15.98)       2.79        --         8.67
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (18.91)       0.52        --        10.38
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (21.33)      (2.44)       --         2.63

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and a 0.40% annual Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (29.21%)    (19.11%)
SBND1         Bond Fund (2/00; 10/81)                                               (3.68)       2.34
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (28.63)     (22.06)
SCMG1         Cash Management Fund (2/00; 10/81)                                    (7.64)      (0.79)
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (25.92)      (7.50)
SEXI1         Extra Income Fund (2/00; 5/96)                                       (14.55)      (7.88)
SFDI1         Federal Income Fund (2/00; 9/99)                                      (3.42)       2.91
SGRO1         Growth Fund (2/00; 9/99)                                             (32.32)     (30.19)
SMGD1         Managed Fund (2/00; 4/86)                                            (20.39)     (12.21)
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (28.51)     (19.86)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (24.13)     (11.67)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (30.74)     (25.01)
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (28.03)     (14.73)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (36.09)     (23.91)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth
              Portfolio (Class B) (2/00; 6/92)(2)                                  (36.61)     (24.55)
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (46.54)     (36.24)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                        (1.86)       4.83
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (21.54)      (6.21)
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (35.22)     (24.53)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (23.80)     (12.01)
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (17.65)      (3.78)
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (27.11)     (24.18)
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (6.81)      10.24
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (19.38)       0.32
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (23.23)(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (29.21%)        --%       --%      (15.35%)
SBND1         Bond Fund (2/00; 10/81)                                               (3.68)       1.36      5.24         8.27
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (28.63)      (6.87)     2.12         8.39
SCMG1         Cash Management Fund (2/00; 10/81)                                    (7.64)       1.12      2.59         4.43
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (25.92)         --        --        (8.13)
SEXI1         Extra Income Fund (2/00; 5/96)                                       (14.55)      (4.82)       --        (1.24)
SFDI1         Federal Income Fund (2/00; 9/99)                                      (3.42)         --        --         2.40
SGRO1         Growth Fund (2/00; 9/99)                                             (32.32)         --        --       (22.28)
SMGD1         Managed Fund (2/00; 4/86)                                            (20.39)      (2.64)     4.82         6.90
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (28.51)      (2.76)       --         2.66
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (24.13)         --        --        (6.37)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (30.74)      (5.02)       --         5.59
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (28.03)         --        --        (4.14)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (36.09)      (4.96)       --         6.09
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth
              Portfolio (Class B) (2/00; 6/92)(2)                                  (36.61)      (4.23)     7.47         8.33
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (46.54)      (3.22)       --        (0.36)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                        (1.86)       3.29      4.81         4.51
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (21.54)         --        --        10.13
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (35.22)         --        --       (11.18)
            FIDELITY(R) VIP
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (23.80)      (2.48)       --         2.07
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (17.65)         --        --        12.49
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (27.11)      (6.77)     2.96         2.45
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                   (6.81)      (0.51)     8.27         7.84
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (19.38)       0.99        --         4.10
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (25.50)      (4.93)     6.03         4.91


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (30.72%)    (18.64%)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (28.51)     (17.22)
SIEQ1         International Equity Fund (2/00; 1/98)                               (25.29)     (22.25)
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (45.75)     (42.95)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (32.88)     (27.24)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (32.01)     (29.01)
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (34.15)     (40.04)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (30.99)     (18.31)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (23.40)      (9.38)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (18.38)     (17.37)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (37.33)     (20.57)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (30.91)     (20.98)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (29.29)     (20.34)
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (20.35)       6.92
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (21.19)       8.39
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (18.40)       9.16
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (21.21)     (29.69)
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (23.91)      (8.89)
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (26.13)      (8.33)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (30.72%)        --%       --%       (6.05%)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (28.51)         --        --        (5.26)
SIEQ1        International Equity Fund (2/00; 1/98)                                (25.29)         --        --        (5.58)
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (45.75)         --        --       (40.31)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (32.88)      (4.64)       --         4.44
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (32.01)      (2.81)       --         6.31
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (34.15)      (5.10)       --         5.26
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (30.99)      (5.71)       --         5.33
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (23.40)         --        --        (4.44)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (18.38)         --        --        (7.00)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (37.33)         --        --        (0.38)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (30.91)      (5.60)       --         2.60
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (29.29)      (3.46)       --         7.17
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (20.35)       9.52        --        11.33
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (21.19)       7.56        --         9.19
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (18.40)         --        --        10.46
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (21.21)       2.29        --         9.13
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (23.91)      (0.01)       --        10.87
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (26.13)      (2.93)       --         2.62

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (23.93%)    (17.06%)
SBND1         Bond Fund (2/00; 10/81)                                                3.83        4.93
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (23.30)     (20.08)
SCMG1         Cash Management Fund (2/00; 10/81)                                    (0.48)       1.81
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (20.35)      (5.14)
SEXI1         Extra Income Fund (2/00; 5/96)                                        (7.99)      (5.49)
SFDI1         Federal Income Fund (2/00; 9/99)                                       4.11        5.48
SGRO1         Growth Fund (2/00; 9/99)                                             (27.31)     (28.44)
SMGD1         Managed Fund (2/00; 4/86)                                            (14.33)      (9.94)
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (23.17)     (17.83)
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (18.41)      (9.41)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (25.59)     (23.12)
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (22.64)     (12.57)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (31.40)     (22.01)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth
              Portfolio (Class B) (2/00; 6/92)(2)                                  (31.97)     (22.66)
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (42.77)     (34.70)
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                         5.80        7.31
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (15.59)      (3.80)
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (30.46)     (22.63)
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (18.05)      (9.76)
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (11.36)      (1.29)
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (21.64)     (22.24)
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                    0.42       12.50
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (13.24)       2.91
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (17.42)(b)
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (25.56)     (16.59)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (23.17)     (15.12)
SIEQ1         International Equity Fund (2/00; 1/98)                               (19.66)     (20.25)

                                                                                            PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1         Blue Chip Advantage Fund (2/00; 9/99)(1)                             (23.93%)        --%       --%      (13.42%)
SBND1         Bond Fund (2/00; 10/81)                                                3.83        2.65      5.24         8.27
SCAR1         Capital Resource Fund (2/00; 10/81)                                  (23.30)      (5.69)     2.12         8.39
SCMG1         Cash Management Fund (2/00; 10/81)                                    (0.48)       2.42      2.59         4.43
SDEI1         Diversified Equity Income Fund (2/00; 9/99)                          (20.35)         --        --        (6.03)
SEXI1         Extra Income Fund (2/00; 5/96)                                        (7.99)      (3.58)       --        (0.42)
SFDI1         Federal Income Fund (2/00; 9/99)                                       4.11          --        --         4.64
SGRO1         Growth Fund (2/00; 9/99)                                             (27.31)         --        --       (20.51)
SMGD1         Managed Fund (2/00; 4/86)                                            (14.33)      (1.39)     4.82         6.90
SNDM1         NEW DIMENSIONS FUND(R) (2/00; 5/96)                                  (23.17)      (1.53)       --         3.42
SSCA1         Small Cap Advantage Fund (2/00; 9/99)                                (18.41)         --        --        (4.23)
            AIM V.I.
SCAP1         Capital Appreciation Fund,
              Series I Shares (2/00; 5/93)                                         (25.59)      (3.83)       --         5.59
SCDV1         Capital Development Fund,
              Series I Shares (2/00; 5/98)                                         (22.64)         --        --        (2.85)
SVAL1         Premier Equity Fund, Series I Shares (2/00; 5/93)                    (31.40)      (3.78)       --         6.09
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR1         AllianceBernstein Premier Growth
              Portfolio (Class B) (2/00; 6/92)(2)                                  (31.97)      (3.04)     7.47         8.33
STEC1         AllianceBernstein Technology Portfolio
              (Class B) (2/00; 1/96)(3)                                            (42.77)      (2.06)       --         0.37
SUGH1         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (2/00; 9/92)(4)                         5.80        4.49      4.81         4.51
            BARON CAPITAL FUNDS TRUST
SCAS1         Baron Capital Asset Fund -
              Insurance Shares (2/00; 10/98)                                       (15.59)         --        --        11.31
            CREDIT SUISSE TRUST -
SEGR1         Emerging Growth Portfolio (2/00; 9/99)                               (30.46)         --        --        (9.15)
SGRI1         Growth & Income Portfolio
              Service Class (2/00; 12/96)(5)                                       (18.05)      (1.24)       --         2.95
SMDC1         Mid Cap Portfolio Service Class (2/00; 12/98)(5)                     (11.36)         --        --        13.70
SOVS1         Overseas Portfolio Service Class (2/00; 1/87)(5)                     (21.64)      (5.59)     2.96         2.45
            FTVIPT
SRES1         Franklin Real Estate Fund - Class 2 (2/00; 1/89)(6)                    0.42        0.79      8.27         7.84
SMSS1         Mutual Shares Securities Fund -
              Class 2 (2/00; 11/96)(6)                                             (13.24)       2.29        --         4.88
WINT8         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (19.89)      (3.72)     6.03         4.91
            GOLDMAN SACHS VIT
SCGR1         Capital Growth Fund (2/00; 4/98)                                     (25.56)         --        --        (4.77)
SUSE1         CORE(SM) U.S. Equity Fund (2/00; 2/98)                               (23.17)         --        --        (4.03)
SIEQ1         International Equity Fund (2/00; 1/98)                               (19.66)         --        --        (4.37)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (41.90%)    (41.41%)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (27.92)     (25.41)
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (26.97)     (27.21)
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (29.29)     (38.53)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (25.85)     (16.24)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (17.61)      (7.06)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (12.16)     (15.23)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (32.75)     (18.60)
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (25.77)     (18.98)
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (24.02)     (18.31)
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (14.29)       9.31
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (15.21)      10.72
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (12.17)      11.47
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (15.23)     (27.88)
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (18.16)      (6.56)
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (20.58)      (5.99)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            JANUS ASPEN SERIES
SGLT1         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (41.90%)        --%       --%      (38.91%)
SGRP1         Growth Portfolio: Service Shares (2/00; 9/93)(8)                     (27.92)      (3.45)       --         4.44
SINT1         International Growth Portfolio:
              Service Shares (2/00; 5/94)(8)                                       (26.97)      (1.59)       --         6.46
SAGP1         Mid Cap Portfolio: Service Shares (2/00; 9/93)(8)                    (29.29)      (3.92)       --         5.26
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE1         U.S. Large Cap Core Equity Portfolio (2/00; 1/95)                    (25.85)      (4.52)       --         5.68
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ1         Equity Portfolio (2/00; 3/98)                                        (17.61)         --        --        (3.16)
SRIE1         International Equity Portfolio (2/00; 9/98)                          (12.16)         --        --        (5.60)
            MFS(R)
SNDS1         New Discovery Series - Initial Class (2/00; 5/98)                    (32.75)         --        --         0.96
SRSS1         Research Series - Initial Class (2/00; 7/95)                         (25.77)      (4.41)       --         3.05
SUTS1         Utilities Series - Initial Class (2/00; 1/95)                        (24.02)      (2.24)       --         7.47
            ROYCE CAPITAL FUND
SMCC1         Micro-Cap Portfolio (2/00; 12/96)                                    (14.29)      10.48        --        11.91
SPRM1         Small-Cap Portfolio (2/00; 12/96)                                    (15.21)       8.59        --         9.82
            THIRD AVENUE
SVLU1         Value Portfolio (2/00; 9/99)                                         (12.17)         --        --        12.37
            WANGER
SISM1         International Small Cap (2/00; 5/95)                                 (15.23)       3.54        --         9.42
SUSC1         U.S. Smaller Companies (2/00; 5/95)                                  (18.16)       1.27        --        11.13
            WELLS FARGO VT
SEQI1         Equity Income Fund (2/00; 5/96)(9)                                   (20.58)      (1.69)       --         3.38

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL, SELECTION OF RETURN OF PURCHASE PAYMENTS AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.51%)    (20.41%)
SBND2         Bond Fund (5/00; 10/81)                                               (3.95)       2.51
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.93)     (23.42)
SCMG2         Cash Management Fund (5/00; 10/81)                                    (7.90)      (1.39)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (26.21)      (7.77)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.87)      (8.36)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.69)       2.49
SGRO2         Growth Fund (5/00; 9/99)                                             (32.62)     (33.74)
SMGD2         Managed Fund (5/00; 4/86)                                            (20.68)     (14.68)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.81)     (21.83)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.43)     (15.64)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (31.04)     (28.50)
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (28.32)     (16.62)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.39)     (25.29)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (36.92)     (29.15)
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (46.86)     (40.63)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                        (2.13)       1.69
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (21.83)      (8.10)
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (35.52)     (24.48)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (24.09)     (14.31)
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (17.94)      (5.28)
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (27.40)     (24.80)
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                   (7.09)      10.58
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (19.67)      (0.43)
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (23.53)(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.51%)        --%       --%      (15.66%)
SBND2         Bond Fund (5/00; 10/81)                                               (3.95)       1.04      4.94         7.98
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.93)      (7.17)     1.82         8.10
SCMG2         Cash Management Fund (5/00; 10/81)                                    (7.90)       0.81      2.29         4.13
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (26.21)         --        --        (8.42)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.87)      (5.12)       --        (1.54)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.69)         --        --         2.08
SGRO2         Growth Fund (5/00; 9/99)                                             (32.62)         --        --       (22.59)
SMGD2         Managed Fund (5/00; 4/86)                                            (20.68)      (2.94)     4.52         6.61
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.81)      (3.05)       --         2.35
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.43)         --        --        (6.67)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (31.04)      (5.32)       --         5.29
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (28.32)         --        --        (4.43)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.39)      (5.26)       --         5.79
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (36.92)      (4.53)     7.18         8.03
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (46.86)      (3.51)       --        (0.66)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                        (2.13)       2.98      4.52         4.22
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (21.83)         --        --         9.83
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (35.52)         --        --       (11.48)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (24.09)      (2.78)       --         1.76
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (17.94)         --        --        12.19
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (27.40)      (7.07)     2.66         2.15
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                   (7.09)      (0.81)     7.98         7.56
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (19.67)       0.70        --         3.78
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (25.79)      (5.22)     5.74         4.61


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL, SELECTION OF RETURN OF PURCHASE PAYMENTS AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (31.02%)    (21.68%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.81)     (18.51)
SIEQ2         International Equity Fund (5/00; 1/98)                               (25.58)     (23.27)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (46.06)     (43.28)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (33.18)     (29.42)
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (32.31)     (29.21)
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (34.45)     (39.72)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (31.28)     (21.65)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (23.70)     (13.23)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (18.74)     (18.99)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (37.63)     (20.83)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (31.20)     (24.59)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.59)     (22.66)
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (20.64)       4.83
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (21.48)       2.38
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (18.69)       5.83
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (21.50)     (27.23)
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (24.20)      (5.91)
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (26.42)      (8.98)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (31.02%)        --%       --%       (6.35%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.81)         --        --        (5.56)
SIEQ2         International Equity Fund (5/00; 1/98)                               (25.58)         --        --        (5.88)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (46.06)         --        --       (40.64)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (33.18)      (4.94)       --         4.14
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (32.31)      (3.11)       --         6.01
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (34.45)      (5.40)       --         4.97
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (31.28)      (6.01)       --         5.03
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (23.70)         --        --        (4.73)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (18.74)         --        --        (7.40)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (37.63)         --        --        (0.68)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (31.20)      (5.89)       --         2.28
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.59)      (3.76)       --         6.87
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (20.64)       9.22        --        11.04
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (21.48)       7.26        --         8.89
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (18.69)         --        --        10.16
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (21.50)       1.98        --         8.84
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (24.20)      (0.30)       --        10.58
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (26.42)      (3.22)       --         2.31

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.40% annual Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL, SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.25%)    (18.36%)
SBND2         Bond Fund (5/00; 10/81)                                                3.53        5.32
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.62)     (21.43)
SCMG2         Cash Management Fund (5/00; 10/81)                                    (0.76)       1.40
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.67)      (5.38)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (8.33)      (5.93)
WFDI3         Federal Income Fund (3/00; 9/99)                                       3.82        5.13
SGRO2         Growth Fund (5/00; 9/99)                                             (27.64)     (31.91)
SMGD2         Managed Fund (5/00; 4/86)                                            (14.65)     (12.30)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.49)     (19.80)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.72)     (13.43)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.91)     (26.65)
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (22.96)     (14.35)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (31.73)     (23.38)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (32.30)     (27.21)
STEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(3)                                            (43.11)     (39.04)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                         5.51        4.54
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (15.91)      (5.57)
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (30.79)     (22.43)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (18.36)     (11.92)
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (11.67)      (2.65)
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (21.96)     (22.74)
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                    0.12       12.89
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (13.56)       2.19
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (17.75)(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.25%)        --%       --%      (13.74%)
SBND2         Bond Fund (5/00; 10/81)                                                3.53        2.35      4.94         7.98
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.62)      (6.00)     1.82         8.10
SCMG2         Cash Management Fund (5/00; 10/81)                                    (0.76)       2.13      2.29         4.13
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.67)         --        --        (6.34)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (8.33)      (3.89)       --        (0.73)
WFDI3         Federal Income Fund (3/00; 9/99)                                       3.82          --        --         4.34
SGRO2         Growth Fund (5/00; 9/99)                                             (27.64)         --        --       (20.83)
SMGD2         Managed Fund (5/00; 4/86)                                            (14.65)      (1.69)     4.52         6.61
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.49)      (1.83)       --         3.12
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.72)         --        --        (4.53)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.91)      (4.14)       --         5.29
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (22.96)         --        --        (3.15)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (31.73)      (4.09)       --         5.79
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (32.30)      (3.35)     7.18         8.03
STEC2         AllianceBernstein Technology Portfolio
              (Class B) (5/00; 1/96)(3)                                            (43.11)      (2.36)       --         0.07
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                         5.51        4.20      4.52         4.22
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (15.91)         --        --        11.02
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (30.79)         --        --        (9.46)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (18.36)      (1.54)       --         2.65
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (11.67)         --        --        13.41
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (21.96)      (5.90)     2.66         2.15
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                    0.12        0.49      7.98         7.56
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (13.56)       1.99        --         4.57
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (20.21)      (4.02)     5.74         4.61


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL, SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (25.89%)     (19.52%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.49)      (16.40)
SIEQ2         International Equity Fund (5/00; 1/98)                               (19.98)      (21.15)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (42.24)      (41.75)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (28.24)      (27.48)
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (27.29)      (27.27)
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (29.62)      (38.06)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (26.18)      (19.49)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (17.93)      (10.82)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (12.54)      (16.74)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (33.08)      (18.68)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (26.09)      (22.52)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (24.34)      (20.63)
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (14.60)        7.54
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (15.53)        5.17
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (12.48)        8.50
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (15.54)      (25.23)
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (18.48)       (3.33)
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (20.90)       (6.62)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (25.89%)        --%       --%       (5.07%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.49)         --        --        (4.34)
SIEQ2         International Equity Fund (5/00; 1/98)                               (19.98)         --        --        (4.67)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (42.24)         --        --       (39.25)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (28.24)      (3.75)       --         4.14
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (27.29)      (1.90)       --         6.16
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (29.62)      (4.23)       --         4.97
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (26.18)      (4.83)       --         5.38
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (17.93)         --        --        (3.46)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (12.54)         --        --        (6.00)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (33.08)         --        --         0.66
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (26.09)      (4.72)       --         2.74
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (24.34)      (2.55)       --         7.18
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (14.60)      10.19        --        11.62
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (15.53)       8.29        --         9.53
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (12.48)         --        --        12.08
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (15.54)       3.24        --         9.13
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (18.48)       0.97        --        10.84
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (20.90)      (2.00)       --         3.08

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and a 0.40% annual Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.14%)    (20.03%)
SBND2         Bond Fund (5/00; 10/81)                                               (3.59)       2.92
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.56)     (23.03)
SCMG2         Cash Management Fund (5/00; 10/81)                                    (7.54)      (1.01)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (25.85)      (7.39)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.50)      (7.98)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.32)       2.91
SGRO2         Growth Fund (5/00; 9/99)                                             (32.26)     (33.36)
SMGD2         Managed Fund (5/00; 4/86)                                            (20.31)     (14.30)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.44)     (21.44)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.06)     (15.25)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (30.67)     (28.12)
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (27.96)     (16.24)
WVAL3         Premier Equity Fund,
              Series I Shares (3/00; 5/93)                                         (36.02)     (24.91)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (36.55)     (28.77)
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (46.49)     (40.24)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                        (1.76)       2.11
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (21.47)      (7.71)
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (35.16)     (24.10)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (23.73)     (13.93)
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (17.57)      (4.90)
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (27.04)     (24.41)
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                   (6.72)      10.99
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (19.30)      (0.04)
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (23.16)(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.14%)        --%       --%      (15.27%)
SBND2         Bond Fund (5/00; 10/81)                                               (3.59)       1.46      5.34         8.38
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.56)      (6.78)     2.22         8.50
SCMG2         Cash Management Fund (5/00; 10/81)                                    (7.54)       1.23      2.69         4.53
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (25.85)         --        --        (8.03)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.50)      (4.73)       --        (1.15)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.32)         --        --         2.50
SGRO2         Growth Fund (5/00; 9/99)                                             (32.26)         --        --       (22.21)
SMGD2         Managed Fund (5/00; 4/86)                                            (20.31)      (2.55)     4.92         7.01
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.44)      (2.66)       --         2.77
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.06)         --        --        (6.28)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (30.67)      (4.93)       --         5.69
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (27.96)         --        --        (4.04)
WVAL3         Premier Equity Fund,
              Series I Shares (3/00; 5/93)                                         (36.02)      (4.87)       --         6.19
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (36.55)      (4.14)     7.58         8.43
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (46.49)      (3.12)       --        (0.26)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                        (1.76)       3.40      4.92         4.62
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (21.47)         --        --        10.24
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (35.16)         --        --       (11.09)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (23.73)      (2.39)       --         2.17
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (17.57)         --        --        12.61
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (27.04)      (6.68)     3.06         2.55
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                   (6.72)      (0.41)     8.38         7.96
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (19.30)       1.09        --         4.20
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (25.42)      (4.83)     6.14         5.01


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (30.65%)    (21.30%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.44)     (18.13)
SIEQ2         International Equity Fund (5/00; 1/98)                               (25.22)     (22.88)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (45.69)     (42.90)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (32.82)     (29.03)
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (31.94)     (28.82)
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (34.08)     (39.33)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (30.92)     (21.26)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (23.33)     (12.84)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (18.37)     (18.60)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (37.27)     (20.45)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (30.84)     (24.21)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.22)     (22.27)
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (20.27)       5.25
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (21.12)       2.77
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (18.32)       6.25
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (21.13)     (26.85)
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (23.83)      (5.52)
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (26.06)      (8.60)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (30.65%)        --%       --%       (5.96%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.44)         --        --        (5.17)
SIEQ2         International Equity Fund (5/00; 1/98)                               (25.22)         --        --        (5.48)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (45.69)         --        --       (40.25)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (32.82)      (4.55)       --         4.54
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (31.94)      (2.72)       --         6.42
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (34.08)      (5.01)       --         5.37
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (30.92)      (5.62)       --         5.44
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (23.33)         --        --        (4.34)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (18.37)         --        --        (7.00)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (37.27)         --        --        (0.29)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (30.84)      (5.50)       --         2.69
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.22)      (3.37)       --         7.27
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (20.27)       9.64        --        11.45
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (21.12)       7.67        --         9.30
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (18.32)         --        --        10.58
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (21.13)       2.40        --         9.24
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (23.83)       0.09        --        10.98
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (26.06)      (2.83)       --         2.72

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (23.85%)    (17.96%)
SBND2         Bond Fund (5/00; 10/81)                                                3.93        5.72
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.22)     (21.03)
SCMG2         Cash Management Fund (5/00; 10/81)                                    (0.36)       1.80
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.27)      (4.98)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (7.93)      (5.53)
WFDI3         Federal Income Fund (3/00; 9/99)                                       4.22        5.53
SGRO2         Growth Fund (5/00; 9/99)                                             (27.24)     (31.51)
SMGD2         Managed Fund (5/00; 4/86)                                            (14.25)     (11.90)
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.09)     (19.40)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.32)     (13.03)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.51)     (26.25)
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (22.56)     (13.95)
WVAL3         Premier Equity Fund,
              Series I Shares (3/00; 5/93)                                         (31.33)     (22.98)
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (31.90)     (26.81)
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (42.71)     (38.64)
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                         5.91        4.94
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (15.51)      (5.17)
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (30.39)     (22.03)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (17.96)     (11.52)
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (11.27)      (2.25)
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (21.56)     (22.34)
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                    0.52       13.29
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (13.16)       2.59
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                                  --      (17.35)(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (23.85%)        --%       --%      (13.34%)
SBND2         Bond Fund (5/00; 10/81)                                                3.93        2.75      5.34         8.38
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.22)      (5.60)     2.22         8.50
SCMG2         Cash Management Fund (5/00; 10/81)                                    (0.36)       2.53      2.69         4.53
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.27)         --        --        (5.94)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (7.93)      (3.49)       --        (0.33)
WFDI3         Federal Income Fund (3/00; 9/99)                                       4.22          --        --         4.74
SGRO2         Growth Fund (5/00; 9/99)                                             (27.24)         --        --       (20.43)
SMGD2         Managed Fund (5/00; 4/86)                                            (14.25)      (1.29)     4.92         7.01
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.09)      (1.43)       --         3.52
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.32)         --        --        (4.13)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.51)      (3.74)       --         5.69
SCDV2         Capital Development Fund,
              Series I Shares (5/00; 5/98)                                         (22.56)         --        --        (2.75)
WVAL3         Premier Equity Fund,
              Series I Shares (3/00; 5/93)                                         (31.33)      (3.69)       --         6.19
            ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
SPGR2         AllianceBernstein Premier Growth
              Portfolio (Class B) (5/00; 6/92)(2)                                  (31.90)      (2.95)     7.58         8.43
STEC2         AllianceBernstein Technology
              Portfolio (Class B) (5/00; 1/96)(3)                                  (42.71)      (1.96)       --         0.47
SUGH2         AllianceBernstein U.S. Government/High Grade
              Securities Portfolio (Class B) (5/00; 9/92)(4)                         5.91        4.60      4.92         4.62
            BARON CAPITAL FUNDS TRUST
SCAS2         Baron Capital Asset Fund -
              Insurance Shares (5/00; 10/98)                                       (15.51)         --        --        11.42
            CREDIT SUISSE TRUST -
SEGR2         Emerging Growth Portfolio (5/00; 9/99)                               (30.39)         --        --        (9.06)
            FIDELITY(R) VIP
SGRI2         Growth & Income Portfolio
              Service Class (5/00; 12/96)(5)                                       (17.96)      (1.14)       --         3.05
SMDC2         Mid Cap Portfolio Service Class (5/00; 12/98)(5)                     (11.27)         --        --        13.81
SOVS2         Overseas Portfolio Service Class (5/00; 1/87)(5)                     (21.56)      (5.50)     3.06         2.55
            FTVIPT
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(6)                    0.52        0.89      8.38         7.96
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(6)                                             (13.16)       2.39        --         4.97
WINT3         Templeton Foreign Securities Fund -
              Class 2 (3/02; 5/92)(7)                                              (19.81)      (3.62)     6.14         5.01


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                     OF THE SUBACCOUNT
                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (25.49%)    (19.12%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.09)     (16.00)
SIEQ2         International Equity Fund (5/00; 1/98)                               (19.58)     (20.75)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (41.84)     (41.35)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (27.84)     (27.08)
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (26.89)     (26.87)
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (29.22)     (37.66)
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (25.78)     (19.09)
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (17.53)     (10.42)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (12.14)     (16.34)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (32.68)     (18.28)
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (25.69)     (22.12)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (23.94)     (20.23)
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (14.20)       7.94
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (15.13)       5.57
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (12.08)       8.90
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (15.14)     (24.83)
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (18.08)      (2.93)
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (20.50)      (6.22)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS   10 YEARS  COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2         Capital Growth Fund (5/00; 4/98)                                     (25.49%)        --%       --%       (4.67%)
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.09)         --        --        (3.94)
SIEQ2         International Equity Fund (5/00; 1/98)                               (19.58)         --        --        (4.27)
            JANUS ASPEN SERIES
SGLT2         Global Technology Portfolio:
              Service Shares (5/00; 1/00)(8)                                       (41.84)         --        --       (38.85)
SGRP2         Growth Portfolio: Service Shares (5/00; 9/93)(8)                     (27.84)      (3.35)       --         4.54
SINT2         International Growth Portfolio:
              Service Shares (5/00; 5/94)(8)                                       (26.89)      (1.50)       --         6.56
SAGP2         Mid Cap Portfolio: Service Shares (5/00; 9/93)(8)                    (29.22)      (3.83)       --         5.37
              (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
            JPMORGAN
SUDE2         U.S. Large Cap Core Equity Portfolio (5/00; 1/95)                    (25.78)      (4.43)       --         5.78
              (previously JPMorgan U.S. Disciplined Equity Portfolio)
            LAZARD RETIREMENT SERIES
SREQ2         Equity Portfolio (5/00; 3/98)                                        (17.53)         --        --        (3.06)
SRIE2         International Equity Portfolio (5/00; 9/98)                          (12.14)         --        --        (5.60)
            MFS(R)
SNDS2         New Discovery Series - Initial Class (5/00; 5/98)                    (32.68)         --        --         1.06
SRSS2         Research Series - Initial Class (5/00; 7/95)                         (25.69)      (4.32)       --         3.14
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (23.94)      (2.15)       --         7.58
            ROYCE CAPITAL FUND
SMCC2         Micro-Cap Portfolio (5/00; 12/96)                                    (14.20)      10.59        --        12.02
SPRM2         Small-Cap Portfolio (5/00; 12/96)                                    (15.13)       8.69        --         9.93
            THIRD AVENUE
SVLU2         Value Portfolio (5/00; 9/99)                                         (12.08)         --        --        12.48
            WANGER
SISM2         International Small Cap (5/00; 5/95)                                 (15.14)       3.64        --         9.53
SUSC2         U.S. Smaller Companies (5/00; 5/95)                                  (18.08)       1.37        --        11.24
            WELLS FARGO VT
WEQI3         Equity Income Fund (3/00; 5/96)(9)                                   (20.50)      (1.60)       --         3.48

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(3) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector. The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee and the mortality and expense risk fee. We also show return figures without deduction of the Guaranteed Minimum Income Benefit Rider fee and the Benefit Protector Plus Death Benefit Rider fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                             SIMPLE YIELD    COMPOUND YIELD
SCMG1        AXP(R) Variable Portfolio - Cash Management Fund             (0.80%)          (0.79%)
SCMG2        AXP(R) Variable Portfolio - Cash Management Fund             (0.70)           (0.70)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                                 YIELD
SBND1        AXP(R) Variable Portfolio - Bond Fund                         5.23%
SBND2        AXP(R) Variable Portfolio - Bond Fund                         5.33
SEXI1        AXP(R) Variable Portfolio - Extra Income Fund                 5.04
WEXI3        AXP(R) Variable Portfolio - Extra Income Fund                 5.03
SFDI1        AXP(R) Variable Portfolio - Federal Income Fund               3.00
WFDI3        AXP(R) Variable Portfolio - Federal Income Fund               2.96


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                       www.ambest.com
Fitch                           www.fitchratings.com
Moody's                         www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity (comprised of subaccounts SBCA1, WBCA3, SBND1, SBND2, SCAR1, WCAR3, SCMG1, SCMG2, SDEI1, WDEI3, SEXI1, WEXI3, SFDI1, WFDI3, SGRO1, SGRO2, SMGD1, SMGD2, SNDM1, WNDM3, SSCA1, WSCA3, SCAP1, WCAP3, SCDV1, SCDV2, SVAL1, WVAL3, SPGR1, SPGR2, STEC1, STEC2, SUGH1, SUGH2, SCAS1, SCAS2, SEGR1, SEGR2, SGRI1, SGRI2, SMDC1, SMDC2, SOVS1, SOVS2, SRES1, WRES3, SMSS1, WMSS3, WINT3, WINT8, SCGR1, SCGR2, SUSE1, WUSE3, SIEQ1, SIEQ2, SGLT1, SGLT2, SGRP1, SGRP2, SINT1, SINT2, SAGP1, SAGP2, SUDE1, SUDE2, SREQ1, SREQ2, SRIE1, SRIE2, SNDS1, SNDS2, SRSS1, SRSS2, SUTS1, WUTS3, SMCC1, SMCC2, SPRM1, SPRM2, SVLU1, SVLU2, SISM1, SISM2, SUSC1, SUSC2, SEQI1 and WEQI3) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                              SBCA1          WBCA3          SBND1          SBND2          SCAR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    798,379   $    681,508   $  1,003,878   $    296,578   $    142,295
                                                            ------------------------------------------------------------------------
    at market value                                         $    568,761   $    460,547   $  1,014,347   $    300,042   $     75,382
Dividends receivable                                                  --             --          5,123          1,509             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     568,761        460,547      1,019,470        301,551         75,382
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   728            546          1,540            428             99
    Administrative charge                                             75             61            159             48             10
    Contract terminations                                             --             --          2,118            404             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    803            607          3,817            880            109
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        567,958        459,940      1,015,653        300,671         75,273
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    567,958   $    459,940   $  1,015,653   $    300,671   $     75,273
====================================================================================================================================
Accumulation units outstanding                                   973,865        804,451        894,148        264,312        143,630
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       0.57   $       1.14   $       1.14   $       0.52
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAR3          SCMG1          SCMG2          SDEI1          WDEI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    134,535   $ 13,416,429   $  4,479,257   $    247,938   $    380,452
                                                            ------------------------------------------------------------------------
    at market value                                         $     70,724   $ 13,416,402   $  4,479,257   $    211,731   $    319,687
Dividends receivable                                                  --         10,759          3,479             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         44,560             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      70,724     13,471,721      4,482,736        211,731        319,687
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    84         17,927          5,387            269            377
    Administrative charge                                              9          1,855            599             28             42
    Contract terminations                                             --             --             --         57,615            591
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     93         19,782          5,986         57,912          1,010
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         70,631     13,451,939      4,409,908        153,819        318,677
Net assets applicable to contracts in payment period                  --             --         66,842             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     70,631   $ 13,451,939   $  4,476,750   $    153,819   $    318,677
====================================================================================================================================
Accumulation units outstanding                                   137,616     12,876,367      4,222,295        178,949        367,895
====================================================================================================================================
Net asset value per accumulation unit                       $       0.51   $       1.04   $       1.04   $       0.86   $       0.87
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SEXI1          WEXI3          SFDI1          WFDI3          SGRO1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,976,866   $    782,230   $    522,421   $  2,669,094   $    402,044
                                                            ------------------------------------------------------------------------
    at market value                                         $  3,024,792   $    688,058   $    526,870   $  2,721,604   $    181,745
Dividends receivable                                              12,550          2,864          1,415          6,663             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,037,342        690,922        528,285      2,728,267        181,745
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 3,837            813            728          3,210            228
    Administrative charge                                            397             90             75            357             23
    Contract terminations                                             53             --         68,310             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  4,287            903         69,113          3,567            251
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,033,055        690,019        459,172      2,724,700        181,494
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,033,055   $    690,019   $    459,172   $  2,724,700   $    181,494
====================================================================================================================================
Accumulation units outstanding                                 3,634,321        834,534        396,901      2,375,336        476,463
====================================================================================================================================
Net asset value per accumulation unit                       $       0.83   $       0.83   $       1.16   $       1.15   $       0.38
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SGRO2          SMGD1          SMGD2          SNDM1          WNDM3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     29,982   $    852,899   $    293,404   $  1,654,069   $  2,290,598
                                                            ------------------------------------------------------------------------
    at market value                                         $     12,795   $    677,661   $    302,584   $  1,192,371   $  1,470,588
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      12,795        677,661        302,584      1,192,371      1,470,588
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    15            874            367          1,635          1,745
    Administrative charge                                              2             90             41            169            194
    Contract terminations                                             --             --             --            140            583
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     17            964            408          1,944          2,522
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         12,778        676,697        302,176      1,190,427      1,468,066
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     12,778   $    676,697   $    302,176   $  1,190,427   $  1,468,066
====================================================================================================================================
Accumulation units outstanding                                    35,062        914,814        426,092      2,096,659      2,700,114
====================================================================================================================================
Net asset value per accumulation unit                       $       0.36   $       0.74   $       0.71   $       0.57   $       0.54
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SSCA1          WSCA3          SCAP1          WCAP3          SCDV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    223,399   $    272,872   $  3,932,938   $  2,839,883   $  1,235,987
                                                            ------------------------------------------------------------------------
    at market value                                         $    194,797   $    236,518   $  2,572,760   $  1,663,489   $    963,680
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --          6,070          2,370          2,001
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     194,797        236,518      2,578,830      1,665,859        965,681
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   247            278          3,575          2,133          1,813
    Administrative charge                                             26             31            370            237            188
    Contract terminations                                             --             --          2,125             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    273            309          6,070          2,370          2,001
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        194,524        236,209      2,572,760      1,663,489        963,680
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    194,524   $    236,209   $  2,572,760   $  1,663,489   $    963,680
====================================================================================================================================
Accumulation units outstanding                                   258,509        350,329      5,489,908      3,933,555      1,418,795
====================================================================================================================================
Net asset value per accumulation unit                       $       0.75   $       0.67   $       0.47   $       0.42   $       0.68
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCDV2          SVAL1          WVAL3          SPGR1          SPGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    187,829   $  4,863,853   $  6,260,518   $  3,888,559   $    858,886
                                                            ------------------------------------------------------------------------
    at market value                                         $    150,352   $  2,819,652   $  3,649,579   $  2,207,451   $    513,943
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              466          4,082          4,831         37,233            681
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     150,818      2,823,734      3,654,410      2,244,684        514,624
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   419          3,699          4,348          2,963            613
    Administrative charge                                             47            383            483            306             68
    Contract terminations                                             --             --             --         33,964             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    466          4,082          4,831         37,233            681
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        150,352      2,819,652      3,649,579      2,207,451        513,943
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    150,352   $  2,819,652   $  3,649,579   $  2,207,451   $    513,943
====================================================================================================================================
Accumulation units outstanding                                   220,985      5,773,106      7,632,431      4,630,805      1,161,672
====================================================================================================================================
Net asset value per accumulation unit                       $       0.68   $       0.49   $       0.48   $       0.48   $       0.44
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  STEC1          STEC2          SUGH1          SUGH2          SCAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,104,736   $    895,506   $  1,399,643   $  1,328,504   $    616,703
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,068,958   $    539,509   $  1,462,416   $  1,402,453   $    558,533
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,874            900         46,539          1,839         33,055
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,070,832        540,409      1,508,955      1,404,292        591,588
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,698            810          1,916          1,655            732
    Administrative charge                                            176             90            198            184             76
    Contract terminations                                             --             --         44,425             --         32,247
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,874            900         46,539          1,839         33,055
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,068,958        539,509      1,462,416      1,402,453        558,533
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,068,958   $    539,509   $  1,462,416   $  1,402,453   $    558,533
====================================================================================================================================
Accumulation units outstanding                                 3,655,170      1,975,781      1,191,910      1,233,394        624,077
====================================================================================================================================
Net asset value per accumulation unit                       $       0.29   $       0.27   $       1.23   $       1.14   $       0.89
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCAS2          SEGR1          SEGR2          SGRI1          SGRI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     44,250   $    220,394   $      7,534   $  2,775,269   $    750,355
                                                            ------------------------------------------------------------------------
    at market value                                         $     42,016   $    157,183   $      4,694   $  2,283,330   $    603,153
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               56            219              6          3,279            781
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      42,072        157,402          4,700      2,286,609        603,934
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    50            198              5          2,972            703
    Administrative charge                                              6             21              1            307             78
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     56            219              6          3,279            781
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         42,016        157,183          4,694      2,283,330        603,153
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     42,016   $    157,183   $      4,694   $  2,283,330   $    603,153
====================================================================================================================================
Accumulation units outstanding                                    47,083        329,425          8,787      3,068,268        828,414
====================================================================================================================================
Net asset value per accumulation unit                       $       0.89   $       0.48   $       0.53   $       0.74   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SMDC1          SMDC2          SOVS1          SOVS2          SRES1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  5,643,052   $  1,809,535   $  1,863,832   $    132,012   $  1,396,320
                                                            ------------------------------------------------------------------------
    at market value                                         $  5,283,357   $  1,682,084   $  1,823,652   $     85,235   $  1,359,176
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           12,483          2,773          1,800            263         54,270
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   5,295,840      1,684,857      1,825,452         85,498      1,413,446
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 7,535          2,496          1,631            237          1,779
    Administrative charge                                            779            277            169             26            184
    Contract terminations                                          4,169             --             --             --         52,307
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 12,483          2,773          1,800            263         54,270
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      5,283,357      1,682,084      1,823,652         85,235      1,359,176
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  5,283,357   $  1,682,084   $  1,823,652   $     85,235   $  1,359,176
====================================================================================================================================
Accumulation units outstanding                                 5,480,771      1,744,289      3,766,552        165,046        966,512
====================================================================================================================================
Net asset value per accumulation unit                       $       0.96   $       0.96   $       0.48   $       0.52   $       1.41
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES3          SMSS1          WMSS3          WINT3          WINT8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,207,585   $    861,709   $  1,220,257   $     63,969   $    327,228
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,169,051   $    750,820   $  1,083,557   $     64,010   $    276,091
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --         60,549             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,555         58,832          1,622             (4)           454
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,170,606        809,652      1,085,179        124,555        276,545
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,399          1,098          1,280             (4)           411
    Administrative charge                                            156            114            142             --             43
    Contract terminations                                             --         57,620            200             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --         60,549             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,555         58,832          1,622         60,545            454
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,169,051        750,820      1,083,557         64,010        276,091
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,169,051   $    750,820   $  1,083,557   $     64,010   $    276,091
====================================================================================================================================
Accumulation units outstanding                                   925,709        690,469      1,062,839         76,479        330,157
====================================================================================================================================
Net asset value per accumulation unit                       $       1.26   $       1.09   $       1.02   $       0.84   $       0.84
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SCGR1          SCGR2          SUSE1          WUSE3          SIEQ1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    920,650   $     75,302   $    521,656   $    882,672   $    464,011
                                                            ------------------------------------------------------------------------
    at market value                                         $    672,777   $     49,556   $    415,513   $    761,983   $    330,361
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              944             66            679          1,000            462
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     673,721         49,622        416,192        762,983        330,823
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   856             59            615            900            419
    Administrative charge                                             88              7             64            100             43
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    944             66            679          1,000            462
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        672,777         49,556        415,513        761,983        330,361
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    672,777   $     49,556   $    415,513   $    761,983   $    330,361
====================================================================================================================================
Accumulation units outstanding                                 1,134,730         86,414        666,457      1,246,855        634,267
====================================================================================================================================
Net asset value per accumulation unit                       $       0.59   $       0.57   $       0.62   $       0.61   $       0.52
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SIEQ2          SGLT1          SGLT2          SGRP1          SGRP2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     46,505   $    913,223   $    206,348   $  4,934,035   $  2,023,224
                                                            ------------------------------------------------------------------------
    at market value                                         $     27,338   $    329,372   $     62,205   $  2,467,762   $  1,023,136
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               36            466             88          3,498          1,363
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      27,374        329,838         62,293      2,471,260      1,024,499
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    32            422             79          3,170          1,227
    Administrative charge                                              4             44              9            328            136
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     36            466             88          3,498          1,363
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         27,338        329,372         62,205      2,467,762      1,023,136
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     27,338   $    329,372   $     62,205   $  2,467,762   $  1,023,136
====================================================================================================================================
Accumulation units outstanding                                    50,451      1,351,501        254,375      5,747,180      2,346,021
====================================================================================================================================
Net asset value per accumulation unit                       $       0.54   $       0.24   $       0.24   $       0.43   $       0.44
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SINT1          SINT2          SAGP1          SAGP2          SUDE1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,787,950   $    240,423   $  2,284,248   $    332,183   $    744,500
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,961,994   $    237,368   $    925,664   $    134,662   $    571,000
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            2,728            408          1,310            183            802
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,964,722        237,776        926,974        134,845        571,802
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,452            367          1,187            165            727
    Administrative charge                                            254             41            123             18             75
    Contract terminations                                             22             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,728            408          1,310            183            802
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,961,994        237,368        925,664        134,662        571,000
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,961,994   $    237,368   $    925,664   $    134,662   $    571,000
====================================================================================================================================
Accumulation units outstanding                                 4,903,704        540,668      3,767,246        456,348        951,638
====================================================================================================================================
Net asset value per accumulation unit                       $       0.40   $       0.44   $       0.25   $       0.30   $       0.60
====================================================================================================================================


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SUDE2          SREQ1          SREQ2          SRIE1          SRIE2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    221,037   $    124,568   $     35,564   $    180,091   $         --
                                                            ------------------------------------------------------------------------
    at market value                                         $    140,132   $    119,219   $     28,817   $    174,448   $         --
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              185            228             38            241             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     140,317        119,447         28,855        174,689             --
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   167            207             34            218             --
    Administrative charge                                             18             21              4             23             --
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    185            228             38            241             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        140,132        119,219         28,817        174,448             --
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    140,132   $    119,219   $     28,817   $    174,448   $         --
====================================================================================================================================
Accumulation units outstanding                                   243,157        147,126         38,316        280,714             --
====================================================================================================================================
Net asset value per accumulation unit                       $       0.58   $       0.81   $       0.75   $       0.62   $         --
====================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SNDS1          SNDS2          SRSS1          SRSS2          SUTS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,335,624   $    351,624   $  2,557,618   $    905,466   $  1,888,012
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,373,380   $    241,950   $  1,458,288   $    475,104   $  1,140,148
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --         20,843
Receivable from mutual funds and portfolios
  for share redemptions                                           24,625            654          2,042            627          1,446
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,398,005        242,604      1,460,330        475,731      1,162,437
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 3,594            589          1,851            564          1,310
    Administrative charge                                            372             65            191             63            136
    Contract terminations                                         20,659             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --         20,843
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 24,625            654          2,042            627         22,289
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,373,380        241,950      1,458,288        475,104      1,140,148
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,373,380   $    241,950   $  1,458,288   $    475,104   $  1,140,148
====================================================================================================================================
Accumulation units outstanding                                 4,294,796        402,501      2,675,472        915,364      2,042,059
====================================================================================================================================
Net asset value per accumulation unit                       $       0.55   $       0.60   $       0.55   $       0.52   $       0.56
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WUTS3          SMCC1          SMCC2          SPRM1          SPRM2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,902,065   $  1,699,573   $    817,239   $  1,503,265   $    317,971
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,116,750   $  1,461,921   $    742,162   $  1,333,467   $    264,930
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --         18,964             --
Receivable from mutual funds and portfolios
  for share redemptions                                            1,475          6,510          1,018          1,722            334
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,118,225      1,468,431        743,180      1,354,153        265,264
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,327          1,957            916          1,561            301
    Administrative charge                                            148            203            102            161             33
    Contract terminations                                             --          4,350             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --         18,964             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,475          6,510          1,018         20,686            334
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,116,750      1,461,921        742,162      1,333,467        264,930
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,116,750   $  1,461,921   $    742,162   $  1,333,467   $    264,930
====================================================================================================================================
Accumulation units outstanding                                 2,321,232      1,129,714        599,210        993,001        226,862
====================================================================================================================================
Net asset value per accumulation unit                       $       0.48   $       1.29   $       1.24   $       1.34   $       1.17
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  SVLU1          SVLU2          SISM1          SISM2          SUSC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,141,863   $  1,170,702   $    431,740   $    417,899   $    637,202
                                                            ------------------------------------------------------------------------
    at market value                                         $  1,995,224   $  1,095,800   $    286,734   $    184,902   $    556,935
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           45,692          1,469            598            245            798
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,040,916      1,097,269        287,332        185,147        557,733
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,615          1,322            441            221            723
    Administrative charge                                            270            147             46             24             75
    Contract terminations                                         42,807             --            111             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 45,692          1,469            598            245            798
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,995,224      1,095,800        286,734        184,902        556,935
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,995,224   $  1,095,800   $    286,734   $    184,902   $    556,935
====================================================================================================================================
Accumulation units outstanding                                 1,457,207        864,967        813,023        396,706        773,689
====================================================================================================================================
Net asset value per accumulation unit                       $       1.37   $       1.27   $       0.35   $       0.47   $       0.72
====================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                          ------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                SUSC2          SEQI1          WEQI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                               $     74,741   $    349,295   $  3,292,458
                                                                                          ------------------------------------------
    at market value                                                                       $     62,536   $    308,543   $  2,674,628
Dividends receivable                                                                                --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                    --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                                             83            433          4,918
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    62,619        308,976      2,679,546
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                                  75            392          3,129
    Administrative charge                                                                            8             41            348
    Contract terminations                                                                           --             --          1,441
Payable to mutual funds and portfolios
  for investments purchased                                                                         --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   83            433          4,918
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                       62,536        308,543      2,674,628
Net assets applicable to contracts in payment period                                                --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $     62,536   $    308,543   $  2,674,628
====================================================================================================================================
Accumulation units outstanding                                                                  66,914        368,477      3,204,914
====================================================================================================================================
Net asset value per accumulation unit                                                     $       0.93   $       0.84   $       0.83
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   SBCA1          WBCA3          SBND1          SBND2         SCAR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,547   $      5,290   $     87,480   $     18,078   $      1,861
Variable account expenses                                        13,456         10,616         27,613          5,354          5,661
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (6,909)        (5,326)        59,867         12,724         (3,800)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         688,667        457,313      3,682,250        641,163        366,350
    Cost of investments sold                                    846,209        654,555      3,728,507        646,006        658,004
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (157,542)      (197,242)       (46,257)        (4,843)      (291,654)
Distributions from capital gains                                     --             --             --             --         39,204
Net change in unrealized appreciation or
  depreciation of investments                                   (83,000)       (36,883)        14,162          4,602        148,252
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (240,542)      (234,125)       (32,095)          (241)      (104,198)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (247,451)  $   (239,451)  $     27,772   $     12,483   $   (107,998)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR3          SCMG1          SCMG2         SDEI1          WDEI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,024   $    172,853   $     55,872   $      4,969   $      4,619
Variable account expenses                                         2,938        240,323         74,431          5,483          4,366
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,914)       (67,470)       (18,559)          (514)           253
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         259,035     36,843,541     58,208,224        329,616         78,437
    Cost of investments sold                                    425,237     36,843,822     58,208,321        367,972         98,485
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (166,202)          (281)           (97)       (38,356)       (20,048)
Distributions from capital gains                                 26,846             --             --          1,519            907
Net change in unrealized appreciation or
  depreciation of investments                                    89,854            283             98        (42,391)       (58,904)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,502)             2              1        (79,228)       (78,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,416)  $    (67,468)  $    (18,558)  $    (79,742)  $    (77,792)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SEXI1          WEXI3          SFDI1          WFDI3         SGRO1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    129,857   $     48,492   $     14,122   $     66,883   $        139
Variable account expenses                                        29,037          9,330          8,071         35,203          3,480
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 100,820         39,162          6,051         31,680         (3,341)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,983,037        204,871        697,879        580,671         47,017
    Cost of investments sold                                  4,270,083        234,303        693,742        573,602         93,554
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (287,046)       (29,432)         4,137          7,069        (46,537)
Distributions from capital gains                                     --             --          2,914         13,583             --
Net change in unrealized appreciation or
  depreciation of investments                                   114,987        (58,940)         4,940         47,632        (23,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (172,059)       (88,372)        11,991         68,284        (69,880)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (71,239)  $    (49,210)  $     18,042   $     99,964   $    (73,221)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SGRO2          SMGD1          SMGD2         SNDM1          WNDM3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         10   $     17,482   $      4,692   $      9,158   $      9,393
Variable account expenses                                           253         10,743          2,638         29,188         27,966
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (243)         6,739          2,054        (20,030)       (18,573)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          22,779        285,786        386,415      1,804,673        510,492
    Cost of investments sold                                     42,316        393,628        434,354      2,492,473        764,120
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (19,537)      (107,842)       (47,939)      (687,800)      (253,628)
Distributions from capital gains                                     --         59,938         14,289          2,132          2,030
Net change in unrealized appreciation or
  depreciation of investments                                    13,340        (56,113)        24,505        129,507       (249,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (6,197)      (104,017)        (9,145)      (556,161)      (501,054)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (6,440)  $    (97,278)  $     (7,091)  $   (576,191)  $   (519,627)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SSCA1          WSCA3          SCAP1         WCAP3          SCDV1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         4,859          3,345         63,291         36,308         36,436
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,859)        (3,345)       (63,291)       (36,308)       (36,436)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         403,134        149,107      4,965,110      1,406,855      2,811,050
    Cost of investments sold                                    409,455        148,721      7,566,859      2,302,424      3,483,169
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,321)           386     (2,601,749)      (895,569)      (672,119)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,869)       (46,542)     1,409,165        187,807         21,846
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (41,190)       (46,156)    (1,192,584)      (707,762)      (650,273)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (46,049)  $    (49,501)  $ (1,255,875)  $   (744,070)  $   (686,709)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SCDV2          SVAL1          WVAL3          SPGR1         SPGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     11,886   $     14,780   $         --   $         --
Variable account expenses                                         9,360         68,334         74,960         58,017         15,414
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,360)       (56,448)       (60,180)       (58,017)       (15,414)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         736,084      2,302,549      1,661,167      2,123,832        958,950
    Cost of investments sold                                    890,391      3,639,166      2,523,477      3,580,433      1,437,340
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (154,307)    (1,336,617)      (862,310)    (1,456,601)      (478,390)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,818       (367,091)    (1,127,061)       (85,773)        23,970
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (145,489)    (1,703,708)    (1,989,371)    (1,542,374)      (454,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (154,849)  $ (1,760,156)  $ (2,049,551)  $ (1,600,391)  $   (469,834)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       STEC1          STEC2          SUGH1          SUGH2          SCAS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     37,485   $     24,103   $         --
Variable account expenses                                        31,338         11,352         22,953         15,650         11,341
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (31,338)       (11,352)        14,532          8,453        (11,341)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,707,359        710,051      1,390,802        409,235      1,293,052
    Cost of investments sold                                  3,287,423      1,464,676      1,371,276        395,897      1,234,541
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,580,064)      (754,625)        19,526         13,338         58,511
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   481,361        384,129         40,275         46,571       (172,892)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,098,703)      (370,496)        59,801         59,909       (114,381)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,130,041)  $   (381,848)  $     74,333   $     68,362   $   (125,722)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SCAS2          SEGR1          SEGR2         SGRI1           SGRI2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     30,940   $      8,244
Variable account expenses                                         1,142          4,962             81         38,775          9,962
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,142)        (4,962)           (81)        (7,835)        (1,718)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         101,889        494,517             88      1,026,717        322,084
    Cost of investments sold                                    100,336        583,276            126      1,263,771        401,804
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,553        (88,759)           (38)      (237,054)       (79,720)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,874)       (28,050)        (1,930)      (266,770)       (78,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (11,321)      (116,809)        (1,968)      (503,824)      (158,049)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (12,463)  $   (121,771)  $     (2,049)  $   (511,659)  $   (159,767)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SMDC1          SMDC2          SOVS1          SOVS2         SRES1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     68,264   $     29,897   $      3,752   $      2,028   $     41,597
Variable account expenses                                       117,627         45,730         10,926          4,417         21,245
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (49,363)       (15,833)        (7,174)        (2,389)        20,352
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,435,194      2,478,475     17,846,974        321,498      1,448,669
    Cost of investments sold                                  5,701,629      2,586,506     17,981,612        492,273      1,479,735
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (266,435)      (108,031)      (134,638)      (170,775)       (31,066)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (528,190)      (210,251)       128,995        105,127        (86,070)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (794,625)      (318,282)        (5,643)       (65,648)      (117,136)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (843,988)  $   (334,115)  $    (12,817)  $    (68,037)  $    (96,784)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WRES3          SMSS1          WMSS3        WINT3(1)       WINT8(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     17,506   $     14,201   $      8,203   $        994   $     15,439
Variable account expenses                                        11,757         16,415         12,395          1,021          5,954
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,749         (2,214)        (4,192)           (27)         9,485
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         270,545      1,338,340        221,442      9,472,598        865,399
    Cost of investments sold                                    277,829      1,538,705        245,621      9,440,986        989,858
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,284)      (200,365)       (24,179)        31,612       (124,459)
Distributions from capital gains                                     --         35,212         20,338             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,339)       (91,159)      (132,031)            41        (51,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (57,623)      (256,312)      (135,872)        31,653       (175,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,874)  $   (258,526)  $   (140,064)  $     31,626   $   (166,111)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SCGR1          SCGR2          SUSE1          WUSE3         SIEQ1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,434   $        106   $      3,443   $      4,925   $      4,037
Variable account expenses                                        13,498            806         17,037         12,038          5,925
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,064)          (700)       (13,594)        (7,113)        (1,888)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         745,199          5,604      1,266,274        824,807         92,494
    Cost of investments sold                                    946,414          7,803      1,706,843      1,013,998        119,463
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (201,215)        (2,199)      (440,569)      (189,191)       (26,969)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,148)       (14,859)       116,397        (34,964)       (47,707)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (253,363)       (17,058)      (324,172)      (224,155)       (74,676)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (265,427)  $    (17,758)  $   (337,766)  $   (231,268)  $    (76,564)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SIEQ2          SGLT1          SGLT2          SGRP1          SGRP2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        334   $         --   $         --   $         --   $         --
Variable account expenses                                           595          9,505          2,386         56,438         21,291
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (261)        (9,505)        (2,386)       (56,438)       (21,291)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          15,660        391,380        121,387      1,602,934        497,187
    Cost of investments sold                                     25,780        888,452        414,399      2,805,131        878,333
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (10,120)      (497,072)      (293,012)    (1,202,197)      (381,146)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       610        137,000        191,844         71,135        (89,915)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (9,510)      (360,072)      (101,168)    (1,131,062)      (471,061)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (9,771)  $   (369,577)  $   (103,554)  $ (1,187,500)  $   (492,352)
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SINT1          SINT2          SAGP1          SAGP2         SUDE1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,566   $      2,394   $         --   $         --   $        336
Variable account expenses                                        43,941          6,804         20,483          3,736         10,573
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (27,375)        (4,410)       (20,483)        (3,736)       (10,237)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,732,166      2,082,849        749,194        175,426        444,746
    Cost of investments sold                                  3,839,990      2,196,630      1,666,063        438,577        586,552
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,107,824)      (113,781)      (916,869)      (263,151)      (141,806)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   242,492        (12,771)       420,063        160,335        (53,688)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (865,332)      (126,552)      (496,806)      (102,816)      (195,494)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (892,707)  $   (130,962)  $   (517,289)  $   (106,552)  $   (205,731)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SUDE2          SREQ1          SREQ2         SRIE1           SRIE2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         82   $         46   $         13   $         78   $         --
Variable account expenses                                         2,441          1,626            343          2,224             49
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,359)        (1,580)          (330)        (2,146)           (49)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,131        188,558            359        173,473         18,237
    Cost of investments sold                                     27,022        207,489            438        182,309         18,695
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,891)       (18,931)           (79)        (8,836)          (458)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,602)         2,363         (3,748)          (699)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,493)       (16,568)        (3,827)        (9,535)          (458)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,852)  $    (18,148)  $     (4,157)  $    (11,681)  $       (507)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SNDS1          SNDS2          SRSS1         SRSS2           SUTS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      5,129   $      1,644   $     37,268
Variable account expenses                                        74,133         12,573         31,109          8,886         21,067
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (74,133)       (12,573)       (25,980)        (7,242)        16,201
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       5,689,652        802,648        902,143        115,649        572,862
    Cost of investments sold                                  6,810,273      1,150,765      1,317,813        194,084      1,018,437
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,120,621)      (348,117)      (415,670)       (78,435)      (445,575)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (709,387)        19,072       (140,784)       (96,751)       (17,979)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,830,008)      (329,045)      (556,454)      (175,186)      (463,554)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,904,141)  $   (341,618)  $   (582,434)  $   (182,428)  $   (447,353)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WUTS3          SMCC1          SMCC2         SPRM1           SPRM2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     36,985   $         --   $         --   $         --   $         --
Variable account expenses                                        20,123         34,769         12,700         20,972          5,479
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,862        (34,769)       (12,700)       (20,972)        (5,479)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         440,627      3,431,124        588,217      1,615,230        584,450
    Cost of investments sold                                    727,670      3,416,978        613,342      1,765,290        627,086
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (287,043)        14,146        (25,125)      (150,060)       (42,636)
Distributions from capital gains                                     --         48,969         23,368          6,048          1,274
Net change in unrealized appreciation or
  depreciation of investments                                  (156,352)      (462,013)      (166,566)      (169,641)       (61,306)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (443,395)      (398,898)      (168,323)      (313,653)      (102,668)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (426,533)  $   (433,667)  $   (181,023)  $   (334,625)  $   (108,147)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SVLU1          SVLU2          SISM1         SISM2          SUSC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,242   $      2,264   $         --   $         --   $         --
Variable account expenses                                        37,946         14,443          9,527          3,115         12,159
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (33,704)       (12,179)        (9,527)        (3,115)       (12,159)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,127,365        674,224        781,432          6,101        528,201
    Cost of investments sold                                  2,115,525        695,210      1,197,421         12,441        627,522
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 11,840        (20,986)      (415,989)        (6,340)       (99,321)
Distributions from capital gains                                 36,943         19,715             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (304,466)      (134,356)       279,919        (23,630)      (102,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (255,683)      (135,627)      (136,070)       (29,970)      (201,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (289,387)  $   (147,806)  $   (145,597)  $    (33,085)  $   (214,152)
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     SUSC2          SEQI1          WEQI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                         $         --   $      4,856   $     42,309
Variable account expenses                                                                       1,186          3,862         36,792
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                (1,186)           994          5,517
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                        62,947        279,728        246,612
    Cost of investments sold                                                                   67,257        328,935        280,200
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                               (4,310)       (49,207)       (33,588)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (14,570)       (32,929)      (559,375)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                (18,880)       (82,136)      (592,963)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $    (20,066)  $    (81,142)  $   (587,446)
===================================================================================================================================


(1) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   SBCA1          WBCA3          SBND1          SBND2          SCAR1
OPERATIONS
Investment income (loss) -- net                            $     (6,909)  $     (5,326)  $     59,867   $     12,724   $     (3,800)
Net realized gain (loss) on sales of investments               (157,542)      (197,242)       (46,257)        (4,843)      (291,654)
Distributions from capital gains                                     --             --             --             --         39,204
Net change in unrealized appreciation or
  depreciation of investments                                   (83,000)       (36,883)        14,162          4,602        148,252
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (247,451)      (239,451)        27,772         12,483       (107,998)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,922        100,233         21,967        129,613            151
Net transfers(1)                                                (47,127)      (144,929)      (294,594)      (167,917)      (312,168)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (73,496)       (67,966)      (230,155)       (12,899)       (15,871)
    Death benefits                                               (7,716)       (11,071)            --         (7,391)       (31,971)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (126,417)      (123,733)      (502,782)       (58,594)      (359,859)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 941,826        823,124      1,490,663        346,782        543,130
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    567,958   $    459,940   $  1,015,653   $    300,671   $     75,273
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,229,033      1,096,767      1,362,937        316,869        795,232
Contract purchase payments                                        3,068        145,601         19,849        116,771            234
Net transfers(1)                                               (125,830)      (307,551)      (279,257)      (151,010)      (567,384)
Contract terminations:
    Surrender benefits and contract charges                    (120,592)      (111,572)      (209,381)       (11,732)       (25,955)
    Death benefits                                              (11,814)       (18,794)            --         (6,586)       (58,497)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                973,865        804,451        894,148        264,312        143,630
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR3          SCMG1          SCMG2          SDEI1         WDEI3
OPERATIONS
Investment income (loss) -- net                            $     (1,914)  $    (67,470)  $    (18,559)  $       (514)  $        253
Net realized gain (loss) on sales of investments               (166,202)          (281)           (97)       (38,356)       (20,048)
Distributions from capital gains                                 26,846             --             --          1,519            907
Net change in unrealized appreciation or
  depreciation of investments                                    89,854            283             98        (42,391)       (58,904)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,416)       (67,468)       (18,558)       (79,742)       (77,792)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          309      1,790,685      9,019,574         70,114         31,897
Net transfers(1)                                               (249,332)     6,543,806        (77,108)       (80,663)       131,920
Annuity payments                                                     --             --         (5,741)            --             --
Contract terminations:
    Surrender benefits and contract charges                        (531)    (6,326,252)    (8,434,892)      (152,004)        (9,632)
    Death benefits                                               (5,845)      (450,699)      (249,602)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (255,399)     1,557,540        252,231       (162,553)       154,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 377,446     11,961,867      4,243,077        396,114        242,284
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     70,631   $ 13,451,939   $  4,476,750   $    153,819   $    318,677
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          564,888     11,399,177      3,979,500        367,200        223,084
Contract purchase payments                                          474      1,708,627      8,625,201         75,374         32,735
Net transfers(1)                                               (417,371)     6,237,644        (72,494)       (95,122)       123,224
Contract terminations:
    Surrender benefits and contract charges                        (975)    (6,038,708)    (8,071,442)      (168,503)       (11,148)
    Death benefits                                               (9,400)      (430,373)      (238,470)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                137,616     12,876,367      4,222,295        178,949        367,895
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SEXI1          WEXI3          SFDI1          WFDI3          SGRO1
OPERATIONS
Investment income (loss) -- net                            $    100,820   $     39,162   $      6,051   $     31,680   $     (3,341)
Net realized gain (loss) on sales of investments               (287,046)       (29,432)         4,137          7,069        (46,537)
Distributions from capital gains                                     --             --          2,914         13,583             --
Net change in unrealized appreciation or
  depreciation of investments                                   114,987        (58,940)         4,940         47,632        (23,343)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (71,239)       (49,210)        18,042         99,964        (73,221)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,097        156,736        100,599        367,591          7,111
Net transfers(1)                                                950,766         27,929        (29,505)       676,752        (28,833)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (51,851)       (14,199)      (100,453)      (172,094)        (9,348)
    Death benefits                                              (26,651)            --             --        (17,297)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  876,361        170,466        (29,359)       854,952        (31,070)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,227,933        568,763        470,489      1,769,784        285,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,033,055   $    690,019   $    459,172   $  2,724,700   $    181,494
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,457,656        633,190        423,532      1,608,525        545,600
Contract purchase payments                                        4,913        185,101         87,534        328,619         17,907
Net transfers(1)                                              1,266,609         33,782        (26,885)       606,221        (64,601)
Contract terminations:
    Surrender benefits and contract charges                     (61,857)       (17,539)       (87,280)      (152,869)       (22,443)
    Death benefits                                              (33,000)            --             --        (15,160)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,634,321        834,534        396,901      2,375,336        476,463
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SGRO2           SMGD1          SMGD2          SNDM1          WNDM3
OPERATIONS
Investment income (loss) -- net                            $       (243)  $      6,739   $      2,054   $    (20,030)  $    (18,573)
Net realized gain (loss) on sales of investments                (19,537)      (107,842)       (47,939)      (687,800)      (253,628)
Distributions from capital gains                                     --         59,938         14,289          2,132          2,030
Net change in unrealized appreciation or
  depreciation of investments                                    13,340        (56,113)        24,505        129,507       (249,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,440)       (97,278)        (7,091)      (576,191)      (519,627)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         10,601          5,475        123,975         32,889
Net transfers(1)                                                (22,191)        72,591        173,344       (118,030)      (122,116)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (297)       (43,349)       (16,633)      (323,037)      (116,134)
    Death benefits                                                   --             --             --        (55,418)       (17,318)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (22,488)        39,843        162,186       (372,510)      (222,679)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  41,706        734,132        147,081      2,139,128      2,210,372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,778   $    676,697   $    302,176   $  1,190,427   $  1,468,066
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           83,286        850,625        177,870      2,896,006      3,127,972
Contract purchase payments                                           --         12,993          6,569        209,840         57,084
Net transfers(1)                                                (47,634)       106,554        264,474       (387,824)      (269,311)
Contract terminations:
    Surrender benefits and contract charges                        (590)       (55,358)       (22,821)      (535,493)      (190,468)
    Death benefits                                                   --             --             --        (85,870)       (25,163)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 35,062        914,814        426,092      2,096,659      2,700,114
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SSCA1          WSCA3          SCAP1         WCAP3          SCDV1
OPERATIONS
Investment income (loss) -- net                            $     (4,859)  $      3,345)  $    (63,291)  $    (36,308)  $    (36,436)
Net realized gain (loss) on sales of investments                 (6,321)           386     (2,601,749)      (895,569)      (672,119)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (34,869)       (46,542)     1,409,165        187,807         21,846
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (46,049)       (49,501)    (1,255,875)      (744,070)      (686,709)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          798         34,311        542,402        297,661        479,131
Net transfers(1)                                               (178,485)       (49,839)    (1,573,733)      (465,487)      (104,791)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,007)        (1,985)    (1,501,576)      (652,665)    (1,341,939)
    Death benefits                                               (7,805)            --        (89,085)       (44,820)      (126,333)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (196,499)       (17,513)    (2,621,992)      (865,311)    (1,093,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 437,072        303,223      6,450,627      3,272,870      2,744,321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    194,524   $    236,209   $  2,572,760   $  1,663,489   $    963,680
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          474,105        367,444     10,246,950      5,771,962      3,126,249
Contract purchase payments                                          822         42,693      1,127,504        663,354        718,590
Net transfers(1)                                               (195,570)       (57,089)    (2,663,378)      (982,096)      (346,658)
Contract terminations:
    Surrender benefits and contract charges                     (12,139)        (2,719)    (3,056,637)    (1,434,218)    (1,898,687)
    Death benefits                                               (8,709)            --       (164,531)       (85,447)      (180,699)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                258,509        350,329      5,489,908      3,933,555      1,418,795
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SCDV2          SVAL1          WVAL3          SPGR1         SPGR2
OPERATIONS
Investment income (loss) -- net                            $     (9,360)  $    (56,448)  $    (60,180)  $    (58,017)  $    (15,414)
Net realized gain (loss) on sales of investments               (154,307)    (1,336,617)      (862,310)    (1,456,601)      (478,390)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,818       (367,091)    (1,127,061)       (85,773)        23,970
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (154,849)    (1,760,156)    (2,049,551)    (1,600,391)      (469,834)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      169,519         13,302        182,743             --         49,650
Net transfers(1)                                                (23,639)      (774,639)      (796,136)      (889,872)      (439,141)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (547,094)      (654,773)      (391,554)      (462,816)      (133,285)
    Death benefits                                                   --       (118,677)       (83,871)       (66,829)       (50,418)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (401,214)    (1,534,787)    (1,088,818)    (1,419,517)      (573,194)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 706,415      6,114,595      6,787,948      5,227,359      1,556,971
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,352   $  2,819,652   $  3,649,579   $  2,207,451   $    513,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          804,464      8,587,860      9,748,746      7,466,298      2,397,428
Contract purchase payments                                      255,766         17,914        292,679             --         91,786
Net transfers(1)                                                (59,878)    (1,397,466)    (1,553,927)    (1,842,078)      (965,790)
Contract terminations:
    Surrender benefits and contract charges                    (779,367)    (1,227,870)      (710,173)      (879,627)      (249,379)
    Death benefits                                                   --       (207,332)      (144,894)      (113,788)      (112,373)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                220,985      5,773,106      7,632,431      4,630,805      1,161,672
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       STEC1          STEC2          SUGH1         SUGH2          SCAS1
OPERATIONS
Investment income (loss) -- net                            $    (31,338)  $    (11,352)  $     14,532   $      8,453   $    (11,341)
Net realized gain (loss) on sales of investments             (1,580,064)      (754,625)        19,526         13,338         58,511
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   481,361        384,129         40,275         46,571       (172,892)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,130,041)      (381,848)        74,333         68,362       (125,722)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      376,137        203,836         24,511        176,122         47,807
Net transfers(1)                                               (558,076)        96,204        399,374        320,354       (351,554)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (813,030)      (363,979)      (315,191)       (65,077)      (118,792)
    Death benefits                                              (62,344)       (46,731)       (21,935)       (13,899)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,057,313)      (110,670)        86,759        417,500       (422,539)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,256,312      1,032,027      1,301,324        916,591      1,106,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,068,958   $    539,509   $  1,462,416   $  1,402,453   $    558,533
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,379,528      2,165,065      1,122,512        853,994      1,044,221
Contract purchase payments                                    1,301,538        722,640         21,137        162,856         49,013
Net transfers(1)                                             (1,315,541)       470,224        331,175        287,391       (344,399)
Contract terminations:
    Surrender benefits and contract charges                  (2,549,766)    (1,230,833)      (264,344)       (58,462)      (124,758)
    Death benefits                                             (160,589)      (151,315)       (18,570)       (12,385)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,655,170      1,975,781      1,191,910      1,233,394        624,077
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SCAS2          SEGR1          SEGR2         SGRI1           SGRI2
OPERATIONS
Investment income (loss) -- net                            $     (1,142)  $     (4,962)  $        (81)  $     (7,835)  $     (1,718)
Net realized gain (loss) on sales of investments                  1,553        (88,759)           (38)      (237,054)       (79,720)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,874)       (28,050)        (1,930)      (266,770)       (78,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,463)      (121,771)        (2,049)      (511,659)      (159,767)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --            854             --        141,181         47,975
Net transfers(1)                                                (49,377)      (291,549)            --        470,096        106,822
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,723)       (14,891)            (7)      (468,935)       (89,847)
    Death benefits                                                   --             --             --        (25,829)       (15,911)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (51,100)      (305,586)            (7)       116,513         49,039
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 105,579        584,540          6,750      2,678,476        713,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     42,016   $    157,183   $      4,694   $  2,283,330   $    603,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          100,013        852,333          8,800      2,949,927        804,690
Contract purchase payments                                           --          1,346             --        181,701         58,015
Net transfers(1)                                                (51,163)      (500,536)            --        562,959        100,849
Contract terminations:
    Surrender benefits and contract charges                      (1,767)       (23,718)           (13)      (589,521)      (113,756)
    Death benefits                                                   --             --             --        (36,798)       (21,384)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 47,083        329,425          8,787      3,068,268        828,414
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SMDC1          SMDC2          SOVS1         SOVS2           SRES1
OPERATIONS
Investment income (loss) -- net                            $    (49,363)  $    (15,833)  $     (7,174)  $     (2,389)  $     20,352
Net realized gain (loss) on sales of investments               (266,435)      (108,031)      (134,638)      (170,775)       (31,066)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (528,190)      (210,251)       128,995        105,127        (86,070)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (843,988)      (334,115)       (12,817)       (68,037)       (96,784)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      455,627        388,016         58,659        151,449         61,831
Net transfers(1)                                               (356,753)      (562,734)     1,290,070         (4,558)       806,851
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (2,365,549)    (1,252,699)       (39,954)      (305,527)      (350,888)
    Death benefits                                             (170,115)      (138,026)       (48,599)        (1,534)       (20,578)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,436,790)    (1,565,443)     1,260,176       (160,170)       497,216
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,564,135      3,581,642        576,293        313,442        958,744
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,283,357   $  1,682,084   $  1,823,652   $     85,235   $  1,359,176
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,877,975      3,297,428        932,974        476,140        684,807
Contract purchase payments                                      495,625        397,841        116,452        276,256         42,054
Net transfers(1)                                               (335,626)      (535,472)     2,890,130        (11,441)       495,914
Contract terminations:
    Surrender benefits and contract charges                  (2,382,346)    (1,275,800)       (74,856)      (572,916)      (242,227)
    Death benefits                                             (174,857)      (139,708)       (98,148)        (2,993)       (14,036)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,480,771      1,744,289      3,766,552        165,046        966,512
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WRES3          SMSS1          WMSS3        WINT3(2)       WINT8(2)
OPERATIONS
Investment income (loss) -- net                            $      5,749   $     (2,214)  $     (4,192)  $        (27)  $      9,485
Net realized gain (loss) on sales of investments                 (7,284)      (200,365)       (24,179)        31,612       (124,459)
Distributions from capital gains                                     --         35,212         20,338             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (50,339)       (91,159)      (132,031)            41        (51,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,874)      (258,526)      (140,064)        31,626       (166,111)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      188,693        181,458        316,012         39,056          7,250
Net transfers(1)                                                810,870        511,276        582,270         (6,479)       592,920
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (68,414)      (239,302)       (50,699)          (193)      (125,213)
    Death benefits                                               (1,465)       (37,229)        (4,030)            --        (32,755)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  929,684        416,203        843,553         32,384        442,202
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 291,241        593,143        380,068             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,169,051   $    750,820   $  1,083,557   $     64,010   $    276,091
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          231,909        472,993        324,208             --             --
Contract purchase payments                                      144,569        150,076        281,064         44,496          8,093
Net transfers(1)                                                602,432        302,264        508,909         32,186        494,622
Contract terminations:
    Surrender benefits and contract charges                     (52,037)      (202,035)       (47,411)          (203)      (138,995)
    Death benefits                                               (1,164)       (32,829)        (3,931)            --        (33,563)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                925,709        690,469      1,062,839         76,479        330,157
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      SCGR1           SCGR2          SUSE1          WUSE3         SIEQ1
OPERATIONS
Investment income (loss) -- net                            $    (12,064)  $       (700)  $    (13,594)  $     (7,113)  $     (1,888)
Net realized gain (loss) on sales of investments               (201,215)        (2,199)      (440,569)      (189,191)       (26,969)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (52,148)       (14,859)       116,397        (34,964)       (47,707)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (265,427)       (17,758)      (337,766)      (231,268)       (76,564)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,847          7,244             80         38,767         11,603
Net transfers(1)                                                151,565         20,685       (524,334)       210,420         25,266
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (93,108)        (3,834)      (129,085)       (50,329)        (5,570)
    Death benefits                                                   --             --        (10,154)       (12,875)       (32,641)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   70,304         24,095       (663,493)       185,983         (1,342)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 867,900         43,219      1,416,772        807,268        408,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    672,777   $     49,556   $    415,513   $    761,983   $    330,361
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,090,131         56,182      1,746,913      1,016,772        629,992
Contract purchase payments                                       15,247          9,479            123         56,270         18,820
Net transfers(1)                                                168,680         26,981       (861,363)       268,888         56,865
Contract terminations:
    Surrender benefits and contract charges                    (139,328)        (6,228)      (202,880)       (74,221)        (9,197)
    Death benefits                                                   --             --        (16,336)       (20,854)       (62,213)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,134,730         86,414        666,457      1,246,855        634,267
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SIEQ2          SGLT1          SGLT2         SGRP1           SGRP2
OPERATIONS
Investment income (loss) -- net                            $       (261)  $     (9,505)  $     (2,386)  $    (56,438)  $    (21,291)
Net realized gain (loss) on sales of investments                (10,120)      (497,072)      (293,012)    (1,202,197)      (381,146)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       610        137,000        191,844         71,135        (89,915)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (9,771)      (369,577)      (103,554)    (1,187,500)      (492,352)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,150             82             --             --         54,788
Net transfers(1)                                                (13,966)      (263,516)       (60,921)      (671,407)      (285,740)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (168)       (90,668)       (39,105)      (458,552)      (132,727)
    Death benefits                                                   --         (1,945)            --        (66,588)       (26,813)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (8,984)      (356,047)      (100,026)    (1,196,547)      (390,492)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  46,093      1,054,996        265,785      4,851,809      1,905,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,338   $    329,372   $     62,205   $  2,467,762   $  1,023,136
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           68,437      2,515,896        632,718      8,148,636      3,151,746
Contract purchase payments                                        7,514            209             --             --         99,488
Net transfers(1)                                                (25,229)      (835,941)      (240,130)    (1,344,295)      (599,483)
Contract terminations:
    Surrender benefits and contract charges                        (271)      (321,083)      (138,213)      (918,096)      (260,127)
    Death benefits                                                   --         (7,580)            --       (139,065)       (45,603)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 50,451      1,351,501        254,375      5,747,180      2,346,021
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SINT1          SINT2          SAGP1          SAGP2          SUDE1
OPERATIONS
Investment income (loss) -- net                            $    (27,375)  $     (4,410)  $    (20,483)  $     (3,736)  $    (10,237)
Net realized gain (loss) on sales of investments             (1,107,824)      (113,781)      (916,869)      (263,151)      (141,806)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   242,492        (12,771)       420,063        160,335        (53,688)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (892,707)      (130,962)      (517,289)      (106,552)      (205,731)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          879          8,121         20,339             --         11,823
Net transfers(1)                                               (793,260)      (314,856)      (405,915)       (86,813)       (12,010)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (237,125)       (39,609)      (159,544)       (67,543)       (55,392)
    Death benefits                                              (44,671)        (4,614)       (11,030)          (866)        (9,687)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,074,177)      (350,958)      (556,150)      (155,222)       (65,266)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,928,878        719,288      1,999,103        396,436        841,997
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,961,994   $    237,368   $    925,664   $    134,662   $    571,000
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,176,671      1,194,870      5,754,407        951,255      1,041,478
Contract purchase payments                                        1,177         13,753         80,553             --         14,951
Net transfers(1)                                             (1,660,772)      (577,380)    (1,432,524)      (286,823)            (6)
Contract terminations:
    Surrender benefits and contract charges                    (513,408)       (80,176)      (596,555)      (205,145)       (88,565)
    Death benefits                                              (99,964)       (10,399)       (38,635)        (2,939)       (16,220)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,903,704        540,668      3,767,246        456,348        951,638
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SUDE2          SREQ1          SREQ2         SRIE1          SRIE2
OPERATIONS
Investment income (loss) -- net                            $     (2,359)  $     (1,580)  $       (330)  $     (2,146)  $        (49)
Net realized gain (loss) on sales of investments                 (7,891)       (18,931)           (79)        (8,836)          (458)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,602)         2,363         (3,748)          (699)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,852)       (18,148)        (4,157)       (11,681)          (507)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,055         57,842             --          7,195          6,066
Net transfers(1)                                                 20,801        119,699         12,029         39,999         (5,559)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (15,686)      (102,565)           (16)        (3,241)            --
    Death benefits                                               (1,003)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,167         74,976         12,013         43,953            507
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 178,817         62,391         20,961        142,176             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    140,132   $    119,219   $     28,817   $    174,448   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          230,407         63,438         22,993        201,027             --
Contract purchase payments                                       11,672         70,362             --         11,642          9,016
Net transfers(1)                                                 26,710        138,425         15,344         72,981         (9,016)
Contract terminations:
    Surrender benefits and contract charges                     (23,894)      (125,099)           (21)        (4,936)            --
    Death benefits                                               (1,738)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                243,157        147,126         38,316        280,714             --
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SNDS1          SNDS2          SRSS1          SRSS2         SUTS1
OPERATIONS
Investment income (loss) -- net                            $    (74,133)  $    (12,573)  $    (25,980)  $     (7,242)  $     16,201
Net realized gain (loss) on sales of investments             (1,120,621)      (348,117)      (415,670)       (78,435)      (445,575)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (709,387)        19,072       (140,784)       (96,751)       (17,979)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,904,141)      (341,618)      (582,434)      (182,428)      (447,353)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      486,407        237,311         13,580             --         12,165
Net transfers(1)                                             (2,237,786)       (74,823)      (649,900)       (49,088)       (57,660)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                  (1,324,057)      (673,374)      (103,707)       (50,339)      (145,173)
    Death benefits                                             (145,215)        (2,435)       (44,680)        (4,115)       (34,198)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,220,651)      (513,321)      (784,707)      (103,542)      (224,866)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,498,172      1,096,889      2,825,429        761,074      1,812,367
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,373,380   $    241,950   $  1,458,288   $    475,104   $  1,140,148
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,127,742      1,229,254      3,849,966      1,090,099      2,469,129
Contract purchase payments                                      872,937        386,910         19,220             --         18,017
Net transfers(1)                                             (3,225,874)      (120,441)      (970,177)       (86,210)      (142,066)
Contract terminations:
    Surrender benefits and contract charges                  (2,253,593)    (1,089,279)      (157,694)       (80,766)      (244,899)
    Death benefits                                             (226,416)        (3,943)       (65,843)        (7,759)       (58,122)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,294,796        402,501      2,675,472        915,364      2,042,059
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WUTS3          SMCC1          SMCC2          SPRM1          SPRM2
OPERATIONS
Investment income (loss) -- net                            $     16,862   $    (34,769)  $    (12,700)  $    (20,972)  $     (5,479)
Net realized gain (loss) on sales of investments               (287,043)        14,146        (25,125)      (150,060)       (42,636)
Distributions from capital gains                                     --         48,969         23,368          6,048          1,274
Net change in unrealized appreciation or
  depreciation of investments                                  (156,352)      (462,013)      (166,566)      (169,641)       (61,306)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (426,533)      (433,667)      (181,023)      (334,625)      (108,147)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,077        347,762         75,675          1,553        111,699
Net transfers(1)                                               (250,664)      (617,202)       242,975        719,023        117,721
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (84,062)      (242,686)       (68,396)      (151,844)       (14,430)
    Death benefits                                              (29,121)            --             --        (16,036)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (242,770)      (512,126)       250,254        552,696        214,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,786,053      2,407,714        672,931      1,115,396        158,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,116,750   $  1,461,921   $    742,162   $  1,333,467   $    264,930
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,824,313      1,596,036        466,807        704,502        114,933
Contract purchase payments                                      222,246        245,168         50,514            866         74,129
Net transfers(1)                                               (505,645)      (549,741)       134,462        399,492         48,824
Contract terminations:
    Surrender benefits and contract charges                    (168,172)      (161,749)       (52,573)      (101,194)       (11,024)
    Death benefits                                              (51,510)            --             --        (10,665)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,321,232      1,129,714        599,210        993,001        226,862
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       SVLU1          SVLU2          SISM1          SISM2         SUSC1
OPERATIONS
Investment income (loss) -- net                            $    (33,704)  $    (12,179)  $     (9,527)  $     (3,115)  $    (12,159)
Net realized gain (loss) on sales of investments                 11,840        (20,986)      (415,989)        (6,340)       (99,321)
Distributions from capital gains                                 36,943         19,715             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (304,466)      (134,356)       279,919        (23,630)      (102,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (289,387)      (147,806)      (145,597)       (33,085)      (214,152)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      157,617        228,137         26,422             --         20,865
Net transfers(1)                                               (114,237)       319,076       (280,376)            --       (104,510)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (372,979)       (85,020)      (107,138)        (2,986)       (28,128)
    Death benefits                                              (18,530)        (6,325)        (3,623)            --        (35,685)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (348,129)       455,868       (364,715)        (2,986)      (147,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,632,740        787,738        797,046        220,973        918,545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,995,224   $  1,095,800   $    286,734   $    184,902   $    556,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,689,299        547,945      1,918,262        402,424      1,044,668
Contract purchase payments                                      101,777        153,577         70,451             --         28,840
Net transfers(1)                                                (61,222)       233,847       (867,313)            --       (215,685)
Contract terminations:
    Surrender benefits and contract charges                    (258,446)       (65,517)      (299,838)        (5,718)       (33,703)
    Death benefits                                              (14,201)        (4,885)        (8,539)            --        (50,431)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,457,207        864,967        813,023        396,706        773,689
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     SUSC2          SEQI1          WEQI3
OPERATIONS
Investment income (loss) -- net                                                          $     (1,186)  $        994   $      5,517
Net realized gain (loss) on sales of investments                                               (4,310)       (49,207)       (33,588)
Distributions from capital gains                                                                   --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                 (14,570)       (32,929)      (559,375)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   (20,066)       (81,142)      (587,446)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                     32,064        146,388        403,909
Net transfers(1)                                                                              (21,665)       156,642        906,217
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                   (15,421)       (52,729)       (76,266)
    Death benefits                                                                                 --             --        (40,590)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                 (5,022)       250,301       1,193,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                87,624        139,384       2,068,804
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $     62,536   $    308,543   $   2,674,628
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                         76,649        132,341      1,972,144
Contract purchase payments                                                                     27,184        145,027        411,958
Net transfers(1)                                                                              (23,577)       144,912        944,363
Contract terminations:
    Surrender benefits and contract charges                                                   (13,342)       (53,803)       (81,613)
    Death benefits                                                                                 --             --        (41,938)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                               66,914        368,477      3,204,914
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


(2) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   SBCA1          WBCA3         SBND1          SBND2           SCAR1
OPERATIONS
Investment income (loss) -- net                            $     (7,473)  $     (5,615)  $     92,648   $     10,784   $     (7,549)
Net realized gain (loss) on sales of investments                (95,938)       (44,062)         2,125            666        (28,918)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (84,481)      (109,943)       (12,724)        (2,242)       (97,585)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (187,892)      (159,620)        82,049          9,208       (134,052)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      283,444        115,455         45,721         38,469         34,829
Net transfers(1)                                                227,271        190,448        751,120        245,358            512
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (68,819)       (43,451)       (98,267)       (11,871)       (17,914)
    Death benefits                                                   --             --             --             --         (5,429)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  441,896        262,452        698,574        271,956         11,998
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 687,822        720,292        710,040         65,618        665,184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    941,826   $    823,124   $  1,490,663   $    346,782   $    543,130
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          737,582        789,468        687,876         63,589        784,777
Contract purchase payments                                      332,000        142,236         42,929         35,644         41,105
Net transfers(1)                                                248,139        219,673        723,511        228,539          5,909
Contract terminations:
    Surrender benefits and contract charges                     (88,688)       (54,610)       (91,379)       (10,903)       (28,953)
    Death benefits                                                   --             --             --             --         (7,606)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,229,033      1,096,767      1,362,937        316,869        795,232
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WCAR3          SCMG1          SCMG2          SDEI1          WDEI3
OPERATIONS
Investment income (loss) -- net                            $     (4,816)  $    296,353   $     80,224   $       (659)  $       (274)
Net realized gain (loss) on sales of investments                (16,305)            49             53        (49,930)        (1,815)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (69,663)          (576)          (177)         4,363         (3,989)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (90,784)       295,826         80,100        (46,226)        (6,078)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,623      2,282,409      3,074,012             --         73,764
Net transfers(1)                                                 48,501        449,362     (1,001,893)       413,382        189,921
Annuity payments                                                     --             --         (4,987)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,307)    (2,502,884)      (410,435)       (18,000)       (86,621)
    Death benefits                                                   --       (396,463)      (173,380)        (8,733)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   71,817       (167,576)     1,483,317        386,649        177,064
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 396,413     11,833,617      2,679,660         55,691         71,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    377,446   $ 11,961,867   $  4,243,077   $    396,114   $    242,284
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          478,547     11,510,757      2,612,928         51,889         66,033
Contract purchase payments                                       44,977      2,233,625      2,973,969             --         68,149
Net transfers(1)                                                 56,786        460,986       (971,035)       340,376        167,393
Contract terminations:
    Surrender benefits and contract charges                     (15,422)    (2,394,165)      (467,761)       (16,402)       (78,491)
    Death benefits                                                   --       (412,026)      (168,601)        (8,663)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                564,888     11,399,177      3,979,500        367,200        223,084
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SEXI1          WEXI3          SFDI1         WFDI3          SGRO1
OPERATIONS
Investment income (loss) -- net                            $     69,016   $     41,220   $      7,462   $     32,164   $     (5,368)
Net realized gain (loss) on sales of investments                (12,683)       (23,437)         1,120          9,887        (58,019)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (33,153)        (7,025)          (668)           (32)       (76,898)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,180         10,758          7,914         42,019       (140,285)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      147,382         71,908         70,261        663,020          4,107
Net transfers(1)                                              1,754,865        308,637        389,493        803,444         19,831
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (40,203)       (55,929)       (23,014)       (24,657)       (24,980)
    Death benefits                                                   --        (35,520)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,862,044        289,096        436,740      1,441,807         (1,042)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 342,709        268,909         25,835        285,958        427,112
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,227,933   $    568,763   $    470,489   $  1,769,784   $    285,785
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          390,382        309,687         24,341        272,285        554,033
Contract purchase payments                                      159,232         82,047         64,667        616,012          5,105
Net transfers(1)                                              1,952,547        347,124        355,333        742,853         27,569
Contract terminations:
    Surrender benefits and contract charges                     (44,505)       (63,833)       (20,809)       (22,625)       (41,107)
    Death benefits                                                   --        (41,835)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,457,656        633,190        423,532      1,608,525        545,600
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SGRO2          SMGD1          SMGD2          SNDM1          WNDM3
OPERATIONS
Investment income (loss) -- net                            $     (1,035)  $      6,786   $      1,474   $    (25,952)  $    (24,796)
Net realized gain (loss) on sales of investments                (26,333)       (29,422)        (3,850)      (127,964)       (52,009)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,020        (71,516)       (12,678)      (245,647)      (288,903)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (23,348)       (94,152)       (15,054)      (399,563)      (365,708)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,212        210,942         80,989        182,483        140,640
Net transfers(1)                                                (91,217)        47,243         58,998        220,415        669,355
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (11)       (31,315)       (25,857)       (88,535)       (59,517)
    Death benefits                                                   --             --             --             --         (8,722)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (90,016)       226,870        114,130        314,363        741,756
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 155,070        601,414         48,005      2,224,328      1,834,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     41,706   $    734,132   $    147,081   $  2,139,128   $  2,210,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          210,583        613,005         51,138      2,468,296      2,129,881
Contract purchase payments                                        2,588        219,835         94,675        224,502        178,323
Net transfers(1)                                               (129,863)        52,588         62,050        323,253        914,269
Contract terminations:
    Surrender benefits and contract charges                         (22)       (34,803)       (29,993)      (120,045)       (81,940)
    Death benefits                                                   --             --             --             --        (12,561)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 83,286        850,625        177,870      2,896,006      3,127,972
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SSCA1          WSCA3          SCAP1          WCAP3          SCDV1
OPERATIONS
Investment income (loss) -- net                            $     (3,374)  $     (2,535)  $   (100,062)  $    (53,151)  $    (48,138)
Net realized gain (loss) on sales of investments                (34,056)        (1,347)    (1,405,882)      (882,852)       (78,435)
Distributions from capital gains                                     --             --        528,462        279,901             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,959         11,828       (921,921)      (453,152)      (182,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (21,471)         7,946     (1,899,403)    (1,109,254)      (309,195)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       45,743          8,478        653,249        407,851             --
Net transfers(1)                                                270,860        136,963        826,516        266,248       (396,110)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,043)        (5,357)      (285,408)      (372,752)       (59,153)
    Death benefits                                                   --             --        (49,818)      (189,437)       (10,268)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  311,560        140,084      1,144,539        111,910       (465,531)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 146,983        155,193      7,205,491      4,270,214      3,519,047
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    437,072   $    303,223   $  6,450,627   $  3,272,870   $  2,744,321
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          146,635        173,145      8,640,727      5,686,014      3,626,657
Contract purchase payments                                       51,841         11,138        824,280        617,157             --
Net transfers(1)                                                281,146        190,132      1,251,245        357,913       (419,953)
Contract terminations:
    Surrender benefits and contract charges                      (5,517)        (6,971)      (385,605)      (622,172)       (69,207)
    Death benefits                                                   --             --        (83,697)      (266,950)       (11,248)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                474,105        367,444     10,246,950      5,771,962      3,126,249
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCDV2          SVAL1          WVAL3          SPGR1          SPGR2
OPERATIONS
Investment income (loss) -- net                            $    (11,156)  $   (103,469)  $    (80,897)  $   (100,750)  $    (22,457)
Net realized gain (loss) on sales of investments                (12,529)    (1,242,335)      (126,058)    (1,577,020)      (345,295)
Distributions from capital gains                                     --        119,147        129,854        379,405         81,705
Net change in unrealized appreciation or
  depreciation of investments                                   (48,957)      (109,989)      (807,983)      (431,950)      (130,281)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (72,642)    (1,336,646)      (885,084)    (1,730,315)      (416,328)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      460,102        242,005      1,166,628             --        308,412
Net transfers(1)                                               (235,463)      (928,863)     1,982,236       (480,453)       287,709
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (240,584)      (609,147)      (420,245)      (446,490)      (124,882)
    Death benefits                                              (29,532)      (138,457)       (72,980)      (127,781)       (13,575)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (45,477)    (1,434,462)     2,655,639     (1,054,724)       457,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 824,534      8,885,703      5,017,393      8,012,398      1,515,635
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    706,415   $  6,114,595   $  6,787,948   $  5,227,359   $  1,556,971
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          850,155     10,737,841      6,186,727      9,297,787      1,898,786
Contract purchase payments                                      495,624        303,176      1,555,797             --        410,753
Net transfers(1)                                               (243,777)    (1,444,313)     2,676,783     (1,034,152)       292,706
Contract terminations:
    Surrender benefits and contract charges                    (262,327)      (816,671)      (570,310)      (617,256)      (183,717)
    Death benefits                                              (35,211)      (192,173)      (100,251)      (180,081)       (21,100)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                804,464      8,587,860      9,748,746      7,466,298      2,397,428
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       STEC1          STEC2          SUGH1          SUGH2          SCAS1
OPERATIONS
Investment income (loss) -- net                            $    (76,550)  $    (19,557)  $     18,723   $     13,858   $    (19,116)
Net realized gain (loss) on sales of investments             (3,882,157)      (567,903)        10,364          7,796         90,526
Distributions from capital gains                                510,506        115,842             --             --          8,420
Net change in unrealized appreciation or
  depreciation of investments                                 1,201,985        (43,102)         7,122          6,275        120,173
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,246,216)      (514,720)        36,209         27,929        200,003
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      327,797        169,439        208,313        274,112        126,291
Net transfers(1)                                             (1,098,064)      (277,188)       766,092        324,767        195,286
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (339,398)      (130,284)       (58,911)      (107,096)       (55,193)
    Death benefits                                              (31,851)       (84,908)            --        (13,197)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,141,516)      (322,941)       915,494        478,586        266,384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,644,044      1,869,688        349,621        410,076        640,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,256,312   $  1,032,027   $  1,301,324   $    916,591   $  1,106,794
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        9,542,504      2,881,824        319,326        404,965        667,941
Contract purchase payments                                      488,395        291,936        183,399        261,232        130,471
Net transfers(1)                                             (2,960,242)      (618,202)       671,065        304,244        300,543
Contract terminations:
    Surrender benefits and contract charges                    (636,281)      (254,379)       (51,278)      (103,078)       (54,734)
    Death benefits                                              (54,848)      (136,114)            --        (13,369)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,379,528      2,165,065      1,122,512        853,994      1,044,221
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCAS2          SEGR1          SEGR2         SGRI1          SGRI2
OPERATIONS
Investment income (loss) -- net                            $     (4,073)  $     (8,073)  $       (684)  $     (6,732)  $     (2,836)
Net realized gain (loss) on sales of investments                104,244       (246,304)       (23,845)      (179,182)       (34,240)
Distributions from capital gains                                  4,324             --             --        109,426         25,713
Net change in unrealized appreciation or
  depreciation of investments                                    11,055          8,317          3,393       (187,978)       (58,279)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     115,550       (246,060)       (21,136)      (264,466)       (69,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         78,109             --             --        584,368
Net transfers(1)                                                302,053       (603,790)       (66,609)       888,582       (298,807)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (312,778)        (8,267)        (1,509)      (173,619)      (131,540)
    Death benefits                                              (41,403)            --             --        (48,887)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (52,128)      (533,948)       (68,118)       666,076        154,021
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  42,157      1,364,548         96,004      2,276,866        629,502
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    105,579   $    584,540   $      6,750   $  2,678,476   $    713,881
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           44,186      1,636,600        102,928      2,249,931        637,118
Contract purchase payments                                           --        108,996             --             --        618,905
Net transfers(1)                                                401,758       (881,735)       (92,189)       947,803       (306,929)
Contract terminations:
    Surrender benefits and contract charges                    (304,516)       (11,528)        (1,939)      (194,051)      (144,404)
    Death benefits                                              (41,415)            --             --        (53,756)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                100,013        852,333          8,800      2,949,927        804,690
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SMDC1          SMDC2          SOVS1          SOVS2         SRES1
OPERATIONS
Investment income (loss) -- net                            $   (150,041)  $    (52,854)  $     27,925   $     14,377   $     24,115
Net realized gain (loss) on sales of investments               (300,953)       (77,109)      (123,798)       (45,458)       (40,498)
Distributions from capital gains                                     --             --         61,458         32,220             --
Net change in unrealized appreciation or
  depreciation of investments                                  (317,954)      (134,832)      (134,572)      (104,960)        43,062
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (768,948)      (264,795)      (168,987)      (103,821)        26,679
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      528,849        331,574         69,660        102,436        364,306
Net transfers(1)                                             (1,911,883)       (74,852)       (95,508)       (45,856)       455,830
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (714,829)      (444,915)       (55,767)       (69,113)      (242,169)
    Death benefits                                              (83,968)      (131,015)       (21,512)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,181,831)      (319,208)      (103,127)       (12,533)       577,967
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              11,514,914      4,165,645        848,407        429,796        354,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,564,135   $  3,581,642   $    576,293   $    313,442   $    958,744
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,072,398      3,649,781      1,064,119        506,216        268,500
Contract purchase payments                                      502,173        322,642         98,001        129,991        272,939
Net transfers(1)                                             (1,946,547)      (123,112)      (107,016)       (63,256)       331,156
Contract terminations:
    Surrender benefits and contract charges                    (665,842)      (422,985)       (83,414)       (96,811)      (187,788)
    Death benefits                                              (84,207)      (128,898)       (38,716)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,877,975      3,297,428        932,974        476,140        684,807
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WRES3          SMSS1          WMSS3          SISC1          SISC2
OPERATIONS
Investment income (loss) -- net                            $      3,937   $     13,653   $      7,309   $      2,165   $        490
Net realized gain (loss) on sales of investments                  2,116       (122,294)       (10,405)       (33,947)           213
Distributions from capital gains                                     --         93,662         38,801             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     9,995        (24,654)        (6,858)         4,935         (1,676)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,048        (39,633)        28,847        (26,847)          (973)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       82,186        277,425         63,327        144,777          6,573
Net transfers(1)                                                127,695        492,762        433,639         80,288            (85)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (34,784)      (231,063)      (163,814)       (15,655)          (319)
    Death benefits                                               (8,565)            --        (25,292)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  166,532        539,124        307,860        209,410          6,169
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 108,661         93,652         43,361        191,445         31,288
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    291,241   $    593,143   $    380,068   $    374,008   $     36,484
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           91,949         78,742         38,958        198,902         32,516
Contract purchase payments                                       67,964        214,860         55,963        148,368          7,369
Net transfers(1)                                                107,742        370,604        386,654         75,171             --
Contract terminations:
    Surrender benefits and contract charges                     (28,417)      (191,213)      (135,581)       (16,871)          (349)
    Death benefits                                               (7,329)            --        (21,786)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                231,909        472,993        324,208        405,570         39,536
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SCGR1          SCGR2          SUSE1          WUSE3          SGLI1
OPERATIONS
Investment income (loss) -- net                            $    (13,685)  $       (905)  $    (20,024)  $     (8,454)  $     17,955
Net realized gain (loss) on sales of investments               (133,221)        (9,925)      (143,770)      (129,492)            60
Distributions from capital gains                                  2,927            146             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (30,809)        (1,547)      (114,853)       (38,233)        (2,938)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (174,788)       (12,231)      (278,647)      (176,179)        15,077
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      114,891         40,415         44,050        115,352         31,661
Net transfers(1)                                               (105,434)       (44,522)         8,855        394,241        436,282
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (61,457)       (15,891)      (145,632)       (65,068)       (23,397)
    Death benefits                                                   --         (5,646)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (52,000)       (25,644)       (92,727)       444,525        444,546
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,094,688         81,094      1,788,146        538,922        277,470
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    867,900   $     43,219   $  1,416,772   $    807,268   $    737,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,157,325         88,820      1,910,301        587,046        260,288
Contract purchase payments                                      131,686         46,561         49,640        134,426         29,124
Net transfers(1)                                               (121,785)       (51,551)       (30,144)       371,565        398,430
Contract terminations:
    Surrender benefits and contract charges                     (77,095)       (20,281)      (182,884)       (76,265)       (21,143)
    Death benefits                                                   --         (7,367)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,090,131         56,182      1,746,913      1,016,772        666,699
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WGLI3          SIEQ1          SIEQ2          SITO1          SITO2
OPERATIONS
Investment income (loss) -- net                            $      6,046   $     (1,256)  $       (106)  $    (18,993)  $     (4,182)
Net realized gain (loss) on sales of investments                     58       (109,836)        (2,784)      (473,781)       (66,102)
Distributions from capital gains                                     --          1,515            159             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (4,573)       (18,847)       (12,751)      (142,791)       (55,421)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,531       (128,424)       (15,482)      (635,565)      (125,705)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,571         92,715          1,045        176,776         60,547
Net transfers(1)                                                192,352        (51,225)        (6,690)      (106,885)        51,631
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (35,907)       (30,772)          (287)       (61,346)       (32,589)
    Death benefits                                                   --             --             --         (1,528)          (815)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  162,016         10,718         (5,932)         7,017         78,774
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  62,002        525,973         67,507      1,520,241        282,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    225,549   $    408,267   $     46,093   $    891,693   $    235,846
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           58,205        620,831         76,758      2,259,904        420,195
Contract purchase payments                                        5,142        118,528          1,310        293,340        101,463
Net transfers(1)                                                174,210        (61,781)        (9,236)      (391,343)        80,465
Contract terminations:
    Surrender benefits and contract charges                     (32,449)       (47,586)          (395)      (127,607)       (63,767)
    Death benefits                                                   --             --             --         (3,341)        (1,961)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                205,108        629,992         68,437      2,030,953        536,395
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SAGP1          SAGP2          SGLT1          SGLT2          SGRP1
OPERATIONS
Investment income (loss) -- net                            $    (52,779)  $     (7,564)  $    (15,411)  $     (2,972)  $   (107,443)
Net realized gain (loss) on sales of investments             (2,315,034)      (199,054)      (955,072)       (83,569)    (1,844,094)
Distributions from capital gains                                     --             --             --             --         12,107
Net change in unrealized appreciation or
  depreciation of investments                                   263,784        (94,877)       100,229       (106,773)      (608,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,104,029)      (301,495)      (870,254)      (193,314)    (2,547,531)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      160,737         94,488        141,264         11,340         13,848
Net transfers(1)                                               (904,309)       (60,704)      (770,713)       (25,873)    (1,864,602)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (212,773)       (60,467)       (77,992)       (44,198)      (610,859)
    Death benefits                                              (52,272)       (10,810)            --         (5,344)       (85,371)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,008,617)       (37,493)      (707,441)       (64,075)    (2,546,984)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,111,749        735,424      2,632,691        523,174      9,946,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,999,103   $    396,436   $  1,054,996   $    265,785   $  4,851,809
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        8,738,986      1,049,927      3,873,125        769,126     12,344,503
Contract purchase payments                                      251,514        170,448        226,799         16,887         23,080
Net transfers(1)                                             (2,591,131)      (127,004)     1,404,245        (54,989)    (3,183,227)
Contract terminations:
    Surrender benefits and contract charges                    (525,809)      (121,531)      (179,783)       (85,951)      (914,629)
    Death benefits                                             (119,153)       (20,585)            --        (12,355)      (121,091)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,754,407        951,255      2,515,896        632,718      8,148,636
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SGRP2          SINT1          SINT2          SUDE1          SUDE2
OPERATIONS
Investment income (loss) -- net                            $    (38,568)  $    (41,274)  $     (5,982)  $     (7,013)  $     (1,986)
Net realized gain (loss) on sales of investments               (520,977)    (1,246,350)      (363,404)       (19,206)        (7,492)
Distributions from capital gains                                  5,387             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,285)      (101,601)       129,182        (66,936)       (19,669)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (872,443)    (1,389,225)      (240,204)       (93,155)       (29,147)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      558,666        153,795        124,576        114,827         11,773
Net transfers(1)                                               (739,467)       151,201        138,405        203,675         24,536
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (480,601)      (296,652)      (137,259)       (33,169)       (29,968)
    Death benefits                                              (99,305)        (8,238)       (23,063)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (760,707)           106        102,659        285,333          6,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,539,130      5,317,997        856,833        649,819        201,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,905,980   $  3,928,878   $    719,288   $    841,997   $    178,817
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,333,381      7,309,434      1,076,520        696,370        225,425
Contract purchase payments                                      745,215        204,025        175,772        129,883         13,632
Net transfers(1)                                             (1,107,111)       191,310        192,539        255,145         28,230
Contract terminations:
    Surrender benefits and contract charges                    (696,209)      (515,407)      (211,628)       (39,920)       (36,880)
    Death benefits                                             (123,530)       (12,691)       (38,333)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,151,746      7,176,671      1,194,870      1,041,478        230,407
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SREQ1          SREQ2          SRIE1         SRIE2          SNDS1
OPERATIONS
Investment income (loss) -- net                            $       (849)  $       (237)  $     (2,156)  $        (34)  $    (86,856)
Net realized gain (loss) on sales of investments                 (7,987)        (2,431)       (26,223)        (1,565)      (350,080)
Distributions from capital gains                                     --             --            417             --        151,173
Net change in unrealized appreciation or
  depreciation of investments                                     1,593         (1,227)        (2,279)           (46)        50,758
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,243)        (3,895)       (30,241)        (1,645)      (235,005)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           90          5,178         14,098             --        102,466
Net transfers(1)                                                 (1,963)        41,603         68,135         (8,899)     3,536,876
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,156)       (39,918)        (5,134)            --       (387,093)
    Death benefits                                                   --             --             --             --        (10,205)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (6,029)         6,863         77,099         (8,899)     3,242,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  75,663         17,993         95,318         10,544      4,491,133
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     62,391   $     20,961   $    142,176        $    --   $  7,498,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           70,091         17,990        100,741         11,094      5,109,740
Contract purchase payments                                           82          5,016         17,942             --        118,359
Net transfers(1)                                                 (2,679)        40,097         89,637        (11,094)     4,405,502
Contract terminations:
    Surrender benefits and contract charges                      (4,056)       (40,110)        (7,293)            --       (493,646)
    Death benefits                                                   --             --             --             --        (12,213)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 63,438         22,993        201,027             --      9,127,742
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SNDS2          SRSS1          SRSS2         SUTS1           WUTS3
OPERATIONS
Investment income (loss) -- net                            $    (16,785)  $    (41,765)  $    (12,361)  $     58,420   $     30,407
Net realized gain (loss) on sales of investments                (30,422)      (375,510)       (54,828)      (464,927)       (70,497)
Distributions from capital gains                                 36,871        348,395        109,114        274,996        149,727
Net change in unrealized appreciation or
  depreciation of investments                                   (78,103)      (630,868)      (265,444)      (757,567)      (644,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (88,439)      (699,748)      (223,519)      (889,078)      (535,069)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      125,221        242,179         91,392        379,087        519,904
Net transfers(1)                                                (92,566)       580,502         52,443       (907,559)       593,976
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (68,979)      (116,161)       (66,635)      (195,179)      (248,579)
    Death benefits                                              (10,338)        (2,136)        (5,161)       (72,045)       (57,815)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (46,662)       704,384         72,039       (795,696)       807,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,231,990      2,820,793        912,554      3,497,141      1,513,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,096,889   $  2,825,429   $    761,074   $  1,812,367   $  1,786,053
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,291,612      2,978,280      1,013,901      3,551,148      1,785,498
Contract purchase payments                                      135,990        279,164        114,970        401,771        659,352
Net transfers(1)                                               (107,414)       746,077         58,451     (1,172,581)       789,417
Contract terminations:
    Surrender benefits and contract charges                     (78,688)      (150,693)       (89,731)      (230,364)      (329,489)
    Death benefits                                              (12,246)        (2,862)        (7,492)       (80,845)       (80,465)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,229,254      3,849,966      1,090,099      2,469,129      2,824,313
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SMCC1          SMCC2          SPRM1          SPRM2          SVLU1
OPERATIONS
Investment income (loss) -- net                            $    (17,471)  $     (4,882)  $    (17,445)  $     (6,749)  $    (37,876)
Net realized gain (loss) on sales of investments                 71,227         15,583        229,847        162,997         99,192
Distributions from capital gains                                 31,698          8,941        164,911         45,832         26,894
Net change in unrealized appreciation or
  depreciation of investments                                   221,296         87,205         (2,375)         7,940        121,121
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     306,750        106,847        374,938        210,020        209,331
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      185,575             --        258,402         12,337        364,918
Net transfers(1)                                              1,555,412        441,875       (313,557)       117,944      1,327,630
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (220,455)       (42,611)       (55,990)      (457,750)      (362,805)
    Death benefits                                                   --        (28,351)            --        (52,045)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,520,532        370,913       (111,145)      (379,514)     1,329,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 580,432        195,171        851,603        327,581      1,093,666
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,407,714   $    672,931   $  1,115,396   $    158,087   $  2,632,740
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          490,879        172,786        640,318        283,751        785,097
Contract purchase payments                                      143,630             --        193,307         12,634        248,878
Net transfers(1)                                              1,126,291        346,634        (88,189)       215,132        905,952
Contract terminations:
    Surrender benefits and contract charges                    (164,764)       (31,613)       (40,934)      (354,775)      (250,628)
    Death benefits                                                   --        (21,000)            --        (41,809)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,596,036        466,807        704,502        114,933      1,689,299
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       SVLU2          SISM1          SISM2          SUSC1          SUSC2
OPERATIONS
Investment income (loss) -- net                            $    (13,549)  $    (14,643)  $     (3,892)  $    (11,283)  $     (1,140)
Net realized gain (loss) on sales of investments                 50,393       (268,983)       (35,425)       (11,624)         3,508
Distributions from capital gains                                 10,119        286,660         89,459             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    40,570       (218,445)      (117,208)        (2,085)         1,602
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      87,533       (215,411)       (67,066)       (24,992)         3,970
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,792         57,701         10,704         55,913         14,411
Net transfers(1)                                                464,493        (24,810)       (13,127)       501,336         42,359
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (334,471)       (22,046)        (4,269)       (36,103)        (4,996)
    Death benefits                                              (60,445)            --        (12,426)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   74,369         10,845        (19,118)       521,146         51,774
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 625,836      1,001,612        307,157        422,391         31,880
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    787,738   $    797,046   $    220,973   $    918,545   $     87,624
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          486,466      1,867,143        434,418        526,560         30,666
Contract purchase payments                                        4,802        109,246         18,407         67,680         13,062
Net transfers(1)                                                340,689         (9,760)       (21,458)       491,456         37,666
Contract terminations:
    Surrender benefits and contract charges                    (239,801)       (48,367)        (7,202)       (41,028)        (4,745)
    Death benefits                                              (44,211)            --        (21,741)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                547,945      1,918,262        402,424      1,044,668         76,649
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                   SEQI1          WEQI3
OPERATIONS
Investment income (loss) -- net                                                                         $       (757)  $     (5,637)
Net realized gain (loss) on sales of investments                                                              (3,716)       (23,848)
Distributions from capital gains                                                                               3,601         43,161
Net change in unrealized appreciation or
  depreciation of investments                                                                                 (8,447)       (75,783)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                   (9,319)       (62,107)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                    36,676        795,903
Net transfers(1)                                                                                              96,230        940,592
Annuity payments                                                                                                  --             --
Contract terminations:
    Surrender benefits and contract charges                                                                  (37,500)       (98,585)
    Death benefits                                                                                                --         (1,812)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                95,406      1,636,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                               53,297        494,813
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $    139,384   $  2,068,804
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                        47,067        437,005
Contract purchase payments                                                                                    33,041        743,837
Net transfers(1)                                                                                              86,621        886,202
Contract terminations:
    Surrender benefits and contract charges                                                                  (34,388)       (93,094)
    Death benefits                                                                                                --         (1,806)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                             132,341      1,972,144
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
----------------------------------------------------------------------------------------------------------
SBCA1        AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   90,485
WBCA3        AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   73,269

SBND1        AXP(R) Variable Portfolio - Bond Fund(1)                                               96,593
SBND2        AXP(R) Variable Portfolio - Bond Fund(1)                                               28,572

SCAR1        AXP(R) Variable Portfolio - Capital Resource Fund                                       4,851
WCAR3        AXP(R) Variable Portfolio - Capital Resource Fund                                       4,551

SCMG1        AXP(R) Variable Portfolio - Cash Management Fund                                   13,421,219
SCMG2        AXP(R) Variable Portfolio - Cash Management Fund                                    4,480,866

SDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund                             26,374
WDEI3        AXP(R) Variable Portfolio - Diversified Equity Income Fund                             39,822

SEXI1        AXP(R) Variable Portfolio - Extra Income Fund(2)                                      533,005
WEXI3        AXP(R) Variable Portfolio - Extra Income Fund(2)                                      121,244

SFDI1        AXP(R) Variable Portfolio - Federal Income Fund(3)                                     49,828
WFDI3        AXP(R) Variable Portfolio - Federal Income Fund(3)                                    257,391

SGRO1        AXP(R) Variable Portfolio - Growth Fund                                                37,819
SGRO2        AXP(R) Variable Portfolio - Growth Fund                                                 2,662

SMGD1        AXP(R) Variable Portfolio - Managed Fund                                               56,559
SMGD2        AXP(R) Variable Portfolio - Managed Fund                                               25,254

SNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     96,178
WNDM3        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    118,620

SSCA1        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   22,430
WSCA3        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   27,234

SCAP1        AIM V.I. Capital Appreciation Fund, Series I Shares                                   156,589
WCAP3        AIM V.I. Capital Appreciation Fund, Series I Shares                                   101,247

SCDV1        AIM V.I. Capital Development Fund, Series I Shares                                    102,628
SCDV2        AIM V.I. Capital Development Fund, Series I Shares                                     16,012

SVAL1        AIM V.I. Premier Equity Fund, Series I Shares                                         173,838
WVAL3        AIM V.I. Premier Equity Fund, Series I Shares                                         225,005

SPGR1        AllianceBernstein VP Premier Growth Portfolio (Class B)                               127,672
SPGR2        AllianceBernstein VP Premier Growth Portfolio (Class B)                                29,725

STEC1        AllianceBernstein VP Technology Portfolio (Class B)                                   107,110
STEC2        AllianceBernstein VP Technology Portfolio (Class B)                                    54,059

SUGH1        AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)        117,275
SUGH2        AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)        112,466

SCAS1        Baron Capital Asset Fund - Insurance Shares                                            33,728
SCAS2        Baron Capital Asset Fund - Insurance Shares                                             2,537

SEGR1        Credit Suisse Trust - Emerging Growth Portfolio                                        20,682
SEGR2        Credit Suisse Trust - Emerging Growth Portfolio                                           618

SGRI1        Fidelity(R) VIP Growth & Income Portfolio Service Class                               211,419
SGRI2        Fidelity(R) VIP Growth & Income Portfolio Service Class                                55,848

SMDC1        Fidelity(R) VIP Mid Cap Portfolio Service Class                                       302,598
SMDC2        Fidelity(R) VIP Mid Cap Portfolio Service Class                                        96,339

SOVS1        Fidelity(R) VIP Overseas Portfolio Service Class                                      166,696
SOVS2        Fidelity(R) VIP Overseas Portfolio Service Class                                        7,791

SRES1        FTVIPT Franklin Real Estate Fund - Class 2                                             76,017
WRES3        FTVIPT Franklin Real Estate Fund - Class 2                                             65,383

SMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                                         62,464
WMSS3        FTVIPT Mutual Shares Securities Fund - Class 2                                         90,146

WINT3        FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                   6,795
WINT8        FTVIPT Templeton Foreign Securities Fund - Class 2(4)                                  29,309

SCGR1        Goldman Sachs VIT Capital Growth Fund                                                  86,587
SCGR2        Goldman Sachs VIT Capital Growth Fund                                                   6,378

SUSE1        Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            48,941
WUSE3        Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            89,751


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                                       SHARES
----------------------------------------------------------------------------------------------------------
SIEQ1        Goldman Sachs VIT International Equity Fund                                            45,567
SIEQ2        Goldman Sachs VIT International Equity Fund                                             3,771

SGLT1        Janus Aspen Series Global Technology Portfolio: Service Shares                        136,669
SGLT2        Janus Aspen Series Global Technology Portfolio: Service Shares                         25,811

SGRP1        Janus Aspen Series Growth Portfolio: Service Shares                                   170,426
SGRP2        Janus Aspen Series Growth Portfolio: Service Shares                                    70,659

SINT1        Janus Aspen Series International Growth Portfolio: Service Shares                     114,202
SINT2        Janus Aspen Series International Growth Portfolio: Service Shares                      13,817

SAGP1        Janus Aspen Series Mid Cap Portfolio: Service Shares                                   59,261
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
SAGP2        Janus Aspen Series Mid Cap Portfolio: Service Shares                                    8,621
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

SUDE1        JPMorgan U.S. Large Cap Core Equity Portfolio                                          58,028
               (previously JPMorgan U.S. Disciplined Equity Portfolio
SUDE2        JPMorgan U.S. Large Cap Core Equity Portfolio                                          14,241
               (previously JPMorgan U.S. Disciplined Equity Portfolio

SREQ1        Lazard Retirement Equity Portfolio                                                     15,187
SREQ2        Lazard Retirement Equity Portfolio                                                      3,671

SRIE1        Lazard Retirement International Equity Portfolio                                       21,510
SRIE2        Lazard Retirement International Equity Portfolio                                           --

SNDS1        MFS(R) New Discovery Series - Initial Class                                           227,335
SNDS2        MFS(R) New Discovery Series - Initial Class                                            23,175

SRSS1        MFS(R) Research Series - Initial Class                                                135,277
SRSS2        MFS(R) Research Series - Initial Class                                                 44,073

SUTS1        MFS(R) Utilities Series - Initial Class                                                94,775
WUTS3        MFS(R) Utilities Series - Initial Class                                                92,830

SMCC1        Royce Micro-Cap Portfolio                                                             192,358
SMCC2        Royce Micro-Cap Portfolio                                                              97,653
SPRM1        Royce Small-Cap Portfolio                                                             233,532
SPRM2        Royce Small-Cap Portfolio                                                              46,398

SVLU1        Third Avenue Value Portfolio                                                          133,104
SVLU2        Third Avenue Value Portfolio                                                           73,102

SISM1        Wanger International Small Cap                                                         21,608
SISM2        Wanger International Small Cap                                                         13,934

SUSC1        Wanger U.S. Smaller Companies                                                          30,088
SUSC2        Wanger U.S. Smaller Companies                                                           3,378

SEQI1        Wells Fargo VT Equity Income Fund                                                      25,044
WEQI3        Wells Fargo VT Equity Income Fund                                                     217,096



(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Fund.

(3) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.

(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.35% to 1.45% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                               PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund               0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                              0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                   0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund         0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                      0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                    0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                            0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                           0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.790% to 0.650%

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                             MAXIMUM                 MAXIMUM
                                                                           ADJUSTMENT               ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          0.08%                    0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                              N/A                     0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.08%                    0.12%
AXP(R) Variable Portfolio - Growth Fund                                       0.12%                    0.12%
AXP(R) Variable Portfolio - Managed Fund                                       N/A                     0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             N/A                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                          0.12%                    0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                               PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund               0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                              0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                  0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                   0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund         0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                      0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                            0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                 0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund               0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
SBCA1        AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               $   554,855
WBCA3        AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                   327,835
SBND1        AXP(R) Variable Portfolio - Bond Fund                                                3,211,897
SBND2        AXP(R) Variable Portfolio - Bond Fund                                                  534,577
SCAR1        AXP(R) Variable Portfolio - Capital Resource Fund                                       41,264
WCAR3        AXP(R) Variable Portfolio - Capital Resource Fund                                       28,180
SCMG1        AXP(R) Variable Portfolio - Cash Management Fund                                    38,268,001
SCMG2        AXP(R) Variable Portfolio - Cash Management Fund                                    58,435,745
SDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund                             225,443
WDEI3        AXP(R) Variable Portfolio - Diversified Equity Income Fund                             234,784
SEXI1        AXP(R) Variable Portfolio - Extra Income Fund                                        4,967,774
WEXI3        AXP(R) Variable Portfolio - Extra Income Fund                                          417,236
SFDI1        AXP(R) Variable Portfolio - Federal Income Fund                                        746,769
WFDI3        AXP(R) Variable Portfolio - Federal Income Fund                                      1,483,973
SGRO1        AXP(R) Variable Portfolio - Growth Fund                                                 12,468
SGRO2        AXP(R) Variable Portfolio - Growth Fund                                                     11
SMGD1        AXP(R) Variable Portfolio - Managed Fund                                               392,261
SMGD2        AXP(R) Variable Portfolio - Managed Fund                                               565,164
SNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,412,925

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
WNDM3        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 $   281,199

SSCA1        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   201,591
WSCA3        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   128,335

SCAP1        AIM V.I. Capital Appreciation Fund, Series I Shares                                  2,279,827
WCAP3        AIM V.I. Capital Appreciation Fund, Series I Shares                                    505,236

SCDV1        AIM V.I. Capital Development Fund, Series I Shares                                   1,680,682
SCDV2        AIM V.I. Capital Development Fund, Series I Shares                                     325,510

SVAL1        AIM V.I. Premier Equity Fund, Series I Shares                                          711,314
WVAL3        AIM V.I. Premier Equity Fund, Series I Shares                                          512,169

SPGR1        AllianceBernstein VP Premier Growth Portfolio (Class B)                                646,298
SPGR2        AllianceBernstein VP Premier Growth Portfolio (Class B)                                370,342

STEC1        AllianceBernstein VP Technology Portfolio (Class B)                                    618,708
STEC2        AllianceBernstein VP Technology Portfolio (Class B)                                    588,029

SUGH1        AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)       1,492,093
SUGH2        AllianceBernstein VP U.S. Government/High Grade Securities Portfolio (Class B)         835,188

SCAS1        Baron Capital Asset Fund - Insurance Shares                                            859,172
SCAS2        Baron Capital Asset Fund - Insurance Shares                                             49,647

SEGR1        Credit Suisse Trust - Emerging Growth Portfolio                                        185,630
SEGR2        Credit Suisse Trust - Emerging Growth Portfolio                                             --

SGRI1        Fidelity(R) VIP Growth & Income Portfolio Service Class                              1,135,395
SGRI2        Fidelity(R) VIP Growth & Income Portfolio Service Class                                369,405

SMDC1        Fidelity(R) VIP Mid Cap Portfolio Service Class                                      2,949,041
SMDC2        Fidelity(R) VIP Mid Cap Portfolio Service Class                                        897,199

SOVS1        Fidelity(R) VIP Overseas Portfolio Service Class                                    19,099,976
SOVS2        Fidelity(R) VIP Overseas Portfolio Service Class                                       158,939

SRES1        FTVIPT Franklin Real Estate Fund - Class 2                                           1,966,237
WRES3        FTVIPT Franklin Real Estate Fund - Class 2                                           1,206,215

SMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                                       1,787,541
WMSS3        FTVIPT Mutual Shares Securities Fund - Class 2                                       1,081,141

WINT3        FTVIPT Templeton Foreign Securities Fund - Class 2                                   9,504,955
WINT8        FTVIPT Templeton Foreign Securities Fund - Class 2                                   1,317,086

SCGR1        Goldman Sachs VIT Capital Growth Fund                                                  803,439
SCGR2        Goldman Sachs VIT Capital Growth Fund                                                   28,999

SUSE1        Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            589,187
WUSE3        Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          1,003,677

SIEQ1        Goldman Sachs VIT International Equity Fund                                             89,264
SIEQ2        Goldman Sachs VIT International Equity Fund                                              6,415

SGLT1        Janus Aspen Series Global Technology Portfolio: Service Shares                          25,828
SGLT2        Janus Aspen Series Global Technology Portfolio: Service Shares                          18,975

SGRP1        Janus Aspen Series Growth Portfolio: Service Shares                                    349,949
SGRP2        Janus Aspen Series Growth Portfolio: Service Shares                                     85,404

SINT1        Janus Aspen Series International Growth Portfolio: Service Shares                    1,630,614
SINT2        Janus Aspen Series International Growth Portfolio: Service Shares                    1,727,481

SAGP1        Janus Aspen Series Mid Cap Portfolio: Service Shares                                   172,561
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
SAGP2        Janus Aspen Series Mid Cap Portfolio: Service Shares                                    18,211
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)

SUDE1        JPMorgan U.S. Large Cap Core Equity Portfolio                                          369,243
               (previously JPMorgan U.S. Disciplined Equity Portfolio)
SUDE2        JPMorgan U.S. Large Cap Core Equity Portfolio                                           29,939
               (previously JPMorgan U.S. Disciplined Equity Portfolio)

SREQ1        Lazard Retirement Equity Portfolio                                                     261,954
SREQ2        Lazard Retirement Equity Portfolio                                                      12,042

SRIE1        Lazard Retirement International Equity Portfolio                                       215,280
SRIE2        Lazard Retirement International Equity Portfolio                                        18,695

SNDS1        MFS(R) New Discovery Series - Initial Class                                          2,394,868
SNDS2        MFS(R) New Discovery Series - Initial Class                                            276,754

SRSS1        MFS(R) Research Series - Initial Class                                                  91,456
SRSS2        MFS(R) Research Series - Initial Class                                                   4,865

SUTS1        MFS(R) Utilities Series - Initial Class                                                364,197
WUTS3        MFS(R) Utilities Series - Initial Class                                                214,719

SMCC1        Royce Micro-Cap Portfolio                                                            2,933,198
SMCC2        Royce Micro-Cap Portfolio                                                              849,139

SPRM1        Royce Small-Cap Portfolio                                                            2,153,002
SPRM2        Royce Small-Cap Portfolio                                                              795,235


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
SVLU1        Third Avenue Value Portfolio                                                       $ 1,782,475
SVLU2        Third Avenue Value Portfolio                                                         1,137,628

SISM1        Wanger International Small Cap                                                         407,190
SISM2        Wanger International Small Cap                                                              --

SUSC1        Wanger U.S. Smaller Companies                                                          368,584
SUSC2        Wanger U.S. Smaller Companies                                                           56,739

SEQI1        Wells Fargo VT Equity Income Fund                                                      531,023
WEQI3        Wells Fargo VT Equity Income Fund                                                    1,445,399


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    SBCA1       WBCA3       SBND1       SBND2       SCAR1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.93    $   0.91    $   1.03    $   1.03    $   0.85
At Dec. 31, 2001                   $   0.77    $   0.75    $   1.09    $   1.09    $   0.68
At Dec. 31, 2002                   $   0.58    $   0.57    $   1.14    $   1.14    $   0.52
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,229       1,097       1,363         317         795
At Dec. 31, 2002                        974         804         894         264         144
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    942    $    823    $  1,491    $    347    $    543
At Dec. 31, 2002                   $    568    $    460    $  1,016    $    301    $     75
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.73%       0.74%       6.53%       6.38%       0.30%
For the year ended Dec. 31, 2002       0.77%       0.74%       5.08%       5.11%       0.52%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.20%)    (17.58%)      5.83%       5.83%     (20.00%)
For the year ended Dec. 31, 2002     (24.68%)    (24.00%)      4.59%       4.59%     (23.53%)
-------------------------------------------------------------------------------------------

                                    WCAR3       SCMG1       SCMG2       SDEI1       WDEI3
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.83    $   1.03    $   1.03    $   1.07    $   1.08
At Dec. 31, 2001                   $   0.67    $   1.05    $   1.05    $   1.08    $   1.09
At Dec. 31, 2002                   $   0.51    $   1.04    $   1.04    $   0.86    $   0.87
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        565      11,399       3,980         367         223
At Dec. 31, 2002                        138      12,876       4,222         179         368
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    377    $ 11,962    $  4,243    $    396    $    242
At Dec. 31, 2002                   $     71    $ 13,452    $  4,477    $    154    $    319
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.30%       3.58%       3.53%       1.40%       1.34%
For the year ended Dec. 31, 2002       0.52%       1.15%       1.14%       1.45%       1.58%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (19.28%)      1.94%       1.94%       0.93%       0.93%
For the year ended Dec. 31, 2002     (23.88%)     (0.95%)     (0.95%)    (20.37%)    (20.18%)
-------------------------------------------------------------------------------------------

                                    SEXI1       WEXI3       SFDI1       WFDI3       SGRO1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.88    $   0.87    $   1.06    $   1.05    $   0.77
At Dec. 31, 2001                   $   0.91    $   0.90    $   1.11    $   1.10    $   0.52
At Dec. 31, 2002                   $   0.83    $   0.83    $   1.16    $   1.15    $   0.38
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,458         633         424       1,609         546
At Dec. 31, 2002                      3,634         835         397       2,375         476
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,228    $    569    $    470    $  1,770    $    286
At Dec. 31, 2002                   $  3,033    $    690    $    459    $  2,725    $    181
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      11.10%      10.91%       4.48%       4.47%         --
For the year ended Dec. 31, 2002       7.13%       7.78%       2.81%       2.86%       0.06%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       3.41%       3.45%       4.72%       4.76%     (32.47%)
For the year ended Dec. 31, 2002      (8.79%)     (7.78%)      4.50%       4.55%     (26.92%)
-------------------------------------------------------------------------------------------

                                    SGRO2       SMGD1       SMGD2       SNDM1       WNDM3
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.74    $   0.98    $   0.94    $   0.90    $   0.86
At Dec. 31, 2001                   $   0.50    $   0.86    $   0.83    $   0.74    $   0.71
At Dec. 31, 2002                   $   0.36    $   0.74    $   0.71    $   0.57    $   0.54
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         83         851         178       2,896       3,128
At Dec. 31, 2002                         35         915         426       2,097       2,700
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     42    $    734    $    147    $  2,139    $  2,210
At Dec. 31, 2002                   $     13    $    677    $    302    $  1,190    $  1,468
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        2.52%       2.77%       0.24%       0.24%
For the year ended Dec. 31, 2002       0.06%       2.60%       2.67%       0.50%       0.50%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (32.43%)    (12.24%)    (11.70%)    (17.78%)    (17.44%)
For the year ended Dec. 31, 2002     (28.00%)    (13.95%)    (14.46%)    (22.97%)    (23.94%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                                    SSCA1       WSCA3       SCAP1       WCAP3       SCDV1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.00    $   0.90    $   0.83    $   0.75    $   0.97
At Dec. 31, 2001                   $   0.92    $   0.83    $   0.63    $   0.57    $   0.88
At Dec. 31, 2002                   $   0.75    $   0.67    $   0.47    $   0.42    $   0.68
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        474         367      10,247       5,772       3,126
At Dec. 31, 2002                        259         350       5,490       3,934       1,419
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    437    $    303    $  6,451    $  3,273    $  2,744
At Dec. 31, 2002                   $    195    $    236    $  2,573    $  1,663    $    964
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.00%)     (7.78%)    (24.10%)    (24.00%)     (9.28%)
For the year ended Dec. 31, 2002     (18.48%)    (19.28%)    (25.40%)    (26.32%)    (22.73%)
-------------------------------------------------------------------------------------------

                                    SCDV2       SVAL1       WVAL3       SPGR1       SPGR2
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.97    $   0.83    $   0.81    $   0.86    $   0.80
At Dec. 31, 2001                   $   0.88    $   0.71    $   0.70    $   0.70    $   0.65
At Dec. 31, 2002                   $   0.68    $   0.49    $   0.48    $   0.48    $   0.44
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        804       8,588       9,749       7,466       2,397
At Dec. 31, 2002                        221       5,773       7,632       4,631       1,162
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    706    $  6,115    $  6,788    $  5,227    $  1,557
At Dec. 31, 2002                   $    150    $  2,820    $  3,650    $  2,207    $    514
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.11%       0.14%         --          --
For the year ended Dec. 31, 2002         --        0.27%       0.29%         --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (9.28%)    (14.46%)    (13.58%)    (18.60%)    (18.75%)
For the year ended Dec. 31, 2002     (22.73%)    (30.99%)    (31.43%)    (31.43%)    (32.31%)
-------------------------------------------------------------------------------------------

                                    STEC1       STEC2       SUGH1       SUGH2       SCAS1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.70    $   0.65    $   1.09    $   1.01    $   0.96
At Dec. 31, 2001                   $   0.51    $   0.48    $   1.16    $   1.07    $   1.06
At Dec. 31, 2002                   $   0.29    $   0.27    $   1.23    $   1.14    $   0.89
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      6,380       2,165       1,123         854       1,044
At Dec. 31, 2002                      3,655       1,976       1,192       1,233         624
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  3,256    $  1,032    $  1,301    $    917    $  1,107
At Dec. 31, 2002                   $  1,069    $    540    $  1,462    $  1,402    $    559
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --        3.85%       3.71%         --
For the year ended Dec. 31, 2002         --          --        2.62%       2.32%         --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (27.14%)    (26.15%)      6.42%       5.94%      10.42%
For the year ended Dec. 31, 2002     (43.14%)    (43.75%)      6.03%       6.54%     (16.04%)
-------------------------------------------------------------------------------------------

                                    SCAS2       SEGR1       SEGR2       SGRI1       SGRI2
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.95    $   0.83    $   0.93    $   1.01    $   0.99
At Dec. 31, 2001                   $   1.06    $   0.69    $   0.77    $   0.91    $   0.89
At Dec. 31, 2002                   $   0.89    $   0.48    $   0.53    $   0.74    $   0.73
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        100         852           9       2,950         805
At Dec. 31, 2002                         47         329           9       3,068         828
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    106    $    585    $      7    $  2,678    $    714
At Dec. 31, 2002                   $     42    $    157    $      5    $  2,283    $    603
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --        1.33%       1.10%
For the year ended Dec. 31, 2002         --          --          --        1.27%       1.23%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      11.58%     (16.87%)    (17.20%)     (9.90%)    (10.10%)
For the year ended Dec. 31, 2002     (16.04%)    (30.43%)    (31.17%)    (18.68%)    (17.98%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                                    SMDC1       SMDC2       SOVS1       SOVS2       SRES1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.14    $   1.14    $   0.80    $   0.85    $   1.32
At Dec. 31, 2001                   $   1.09    $   1.09    $   0.62    $   0.66    $   1.40
At Dec. 31, 2002                   $   0.96    $   0.96    $   0.48    $   0.52    $   1.41
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      7,878       3,297         933         476         685
At Dec. 31, 2002                      5,481       1,744       3,767         165         967
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  8,564    $  3,582    $    576    $    313    $    959
At Dec. 31, 2002                   $  5,283    $  1,682    $  1,824    $     85    $  1,359
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --        5.84%       5.23%       4.95%
For the year ended Dec. 31, 2002       0.93%       0.98%       0.55%       0.69%       3.15%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (4.39%)     (4.39%)    (22.50%)    (22.35%)      6.06%
For the year ended Dec. 31, 2002     (11.93%)    (11.93%)    (22.58%)    (21.21%)      0.71%
-------------------------------------------------------------------------------------------

                                    WRES3       SMSS1       WMSS3      WINT3(4)    WINT8(4)
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.18    $   1.19    $   1.11          --          --
At Dec. 31, 2001                   $   1.26    $   1.25    $   1.17          --          --
At Dec. 31, 2002                   $   1.26    $   1.09    $   1.02    $   0.84    $   0.84
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        232         473         324          --          --
At Dec. 31, 2002                        926         690       1,063          76         330
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    291    $    593    $    380          --          --
At Dec. 31, 2002                   $  1,169    $    751    $  1,084    $     64    $    276
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.95%       3.19%       4.13%         --          --
For the year ended Dec. 31, 2002       2.24%       1.38%       0.99%       1.47%       4.10%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%         --          --
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.78%       5.04%       5.41%         --          --
For the year ended Dec. 31, 2002       0.00%     (12.80%)    (12.82%)    (16.00%)    (16.00%)
-------------------------------------------------------------------------------------------

                                    SCGR1       SCGR2       SUSE1       WUSE3       SIEQ1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.95    $   0.91    $   0.94    $   0.92    $   0.85
At Dec. 31, 2001                   $   0.80    $   0.77    $   0.81    $   0.79    $   0.65
At Dec. 31, 2002                   $   0.59    $   0.57    $   0.62    $   0.61    $   0.52
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,090          56       1,747       1,017         630
At Dec. 31, 2002                      1,135          86         666       1,247         634
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    868    $     43    $  1,417    $    807    $    408
At Dec. 31, 2002                   $    673    $     50    $    416    $    762    $    330
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.15%       0.11%       0.40%       0.45%       1.34%
For the year ended Dec. 31, 2002       0.17%       0.20%       0.32%       0.61%       1.08%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (15.79%)    (15.38%)    (13.83%)    (14.13%)    (23.53%)
For the year ended Dec. 31, 2002     (26.25%)    (25.97%)    (23.46%)    (22.78%)    (20.00%)
-------------------------------------------------------------------------------------------

                                    SIEQ2       SGLT1       SGLT2       SGRP1       SGRP2
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.88    $   0.68    $   0.68    $   0.81    $   0.82
At Dec. 31, 2001                   $   0.67    $   0.42    $   0.42    $   0.60    $   0.60
At Dec. 31, 2002                   $   0.54    $   0.24    $   0.24    $   0.43    $   0.44
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         68       2,516         633       8,149       3,152
At Dec. 31, 2002                         50       1,352         254       5,747       2,346
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     46    $  1,055    $    266    $  4,852    $  1,906
At Dec. 31, 2002                   $     27    $    329    $     62    $  2,468    $  1,023
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.30%       0.57%       0.63%         --          --
For the year ended Dec. 31, 2002       0.84%         --          --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (23.86%)    (38.24%)    (38.24%)    (25.93%)    (26.83%)
For the year ended Dec. 31, 2002     (19.40%)    (42.86%)    (42.86%)    (28.33%)    (26.67%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                                    SINT1       SINT2       SAGP1       SAGP2       SUDE1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.73    $   0.80    $   0.58    $   0.70    $   0.93
At Dec. 31, 2001                   $   0.55    $   0.60    $   0.35    $   0.42    $   0.81
At Dec. 31, 2002                   $   0.40    $   0.44    $   0.25    $   0.30    $   0.60
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      7,177       1,195       5,754         951       1,041
At Dec. 31, 2002                      4,904         541       3,767         456         952
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  3,929    $    719    $  1,999    $    396    $    842
At Dec. 31, 2002                   $  1,962    $    237    $    926    $    135    $    571
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.68%       0.72%         --          --        0.59%
For the year ended Dec. 31, 2002       0.60%       0.52%         --          --        0.05%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (24.66%)    (25.00%)    (39.66%)    (40.00%)    (12.90%)
For the year ended Dec. 31, 2002     (27.27%)    (26.67%)    (28.57%)    (28.57%)    (25.93%)
-------------------------------------------------------------------------------------------

                                    SUDE2       SREQ1       SREQ2       SRIE1       SRIE2
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.89    $   1.08    $   1.00    $   0.95    $   0.95
At Dec. 31, 2001                   $   0.78    $   0.98    $   0.91    $   0.71    $   0.71
At Dec. 31, 2002                   $   0.58    $   0.81    $   0.75    $   0.62    $     --
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        230          63          23         201          --
At Dec. 31, 2002                        243         147          38         281          --
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    179    $     62    $     21    $    142          --
At Dec. 31, 2002                   $    140    $    119    $     29    $    174          --
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.48%       0.50%       0.53%         --          --
For the year ended Dec. 31, 2002       0.05%       0.05%       0.06%       0.06%         --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (12.36%)     (9.26%)     (9.00%)    (25.26%)    (25.26%)
For the year ended Dec. 31, 2002     (25.64%)    (17.35%)    (17.58%)    (12.68%)        --%
-------------------------------------------------------------------------------------------


                                    SNDS1       SNDS2       SRSS1       SRSS2       SUTS1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.88    $   0.95    $   0.95    $   0.90    $   0.98
At Dec. 31, 2001                   $   0.82    $   0.89    $   0.73    $   0.70    $   0.73
At Dec. 31, 2002                   $   0.55    $   0.60    $   0.55    $   0.52    $   0.56
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      9,128       1,229       3,850       1,090       2,469
At Dec. 31, 2002                      4,295         403       2,675         915       2,042
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  7,498    $  1,097    $  2,825    $    761    $  1,812
At Dec. 31, 2002                   $  2,373    $    242    $  1,458    $    475    $  1,140
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --        0.01%       0.01%       3.60%
For the year ended Dec. 31, 2002         --          --        0.26%       0.28%       2.81%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (6.82%)     (6.32%)    (23.16%)    (22.22%)    (25.51%)
For the year ended Dec. 31, 2002     (32.93%)    (32.58%)    (24.66%)    (25.71%)    (23.29%)
-------------------------------------------------------------------------------------------

                                    WUTS3       SMCC1       SMCC2       SPRM1       SPRM2
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.85    $   1.18    $   1.13    $   1.33    $   1.15
At Dec. 31, 2001                   $   0.63    $   1.51    $   1.44    $   1.58    $   1.38
At Dec. 31, 2002                   $   0.48    $   1.29    $   1.24    $   1.34    $   1.17
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,824       1,596         467         705         115
At Dec. 31, 2002                      2,321       1,130         599         993         227
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,786    $  2,408    $    673    $  1,115    $    158
At Dec. 31, 2002                   $  1,117    $  1,462    $    742    $  1,333    $    265
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.19%         --          --          --          --
For the year ended Dec. 31, 2002       2.74%         --          --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%       1.60%       1.50%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (25.88%)     27.97%      27.43%      18.80%      20.00%
For the year ended Dec. 31, 2002     (23.81%)    (14.57%)    (13.89%)    (15.19%)    (15.22%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                                    SVLU1       SVLU2       SISM1       SISM2       SUSC1
                                   --------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.39    $   1.29    $   0.54    $   0.71    $   0.80
At Dec. 31, 2001                   $   1.56    $   1.44    $   0.42    $   0.55    $   0.88
At Dec. 31, 2002                   $   1.37    $   1.27    $   0.35    $   0.47    $   0.72
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,689         548       1,918         402       1,045
At Dec. 31, 2002                      1,457         865         813         397         774
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,633    $    788    $    797    $    221    $    919
At Dec. 31, 2002                   $  1,995    $  1,096    $    287    $    185    $    557
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.16%       0.15%         --          --        0.04%
For the year ended Dec. 31, 2002       0.18%       0.23%         --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.60%       1.50%       1.60%       1.50%       1.60%
For the year ended Dec. 31, 2002       1.60%       1.50%       1.60%       1.50%       1.60%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      12.23%      11.63%     (22.22%)    (22.54%)     10.00%
For the year ended Dec. 31, 2002     (12.18%)    (11.81%)    (16.67%)    (14.55%)    (18.18%)
-------------------------------------------------------------------------------------------

                                    SUSC2       SEQI1       WEQI3
                                   --------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.04    $   1.13    $   1.13
At Dec. 31, 2001                   $   1.14    $   1.05    $   1.05
At Dec. 31, 2002                   $   0.93    $   0.84    $   0.83
-------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         77         132       1,972
At Dec. 31, 2002                         67         368       3,205
-------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     88    $    139    $  2,069
At Dec. 31, 2002                   $     63    $    309    $  2,675
-------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.04%       1.05%       1.10%
For the year ended Dec. 31, 2002         --        2.00%       1.71%
-------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.50%       1.60%       1.50%
For the year ended Dec. 31, 2002       1.50%       1.60%       1.50%
-------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       9.62%      (7.08%)     (7.08%)
For the year ended Dec. 31, 2002     (18.42%)    (20.00%)    (20.95%)
-------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated.

(4)  Operations commenced on March 1, 2002.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                                                              240192-20 H (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                   p.  3
Calculating Annuity Payouts                                               p. 18
Rating Agencies                                                           p. 19
Principal Underwriter                                                     p. 19
Independent Auditors                                                      p. 19
Condensed Financial Information (Unaudited)                               p. 20
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER of n) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA2        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (29.56%)      (20.72%)
WCAR2        Capital Resource Fund (3/00; 10/81)                                     (28.98)       (23.84)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                             (26.27)        (7.71)
WEXI2        Extra Income Fund (3/00; 5/96)                                          (14.94)        (8.33)
WFDI2        Federal Income Fund (3/00; 9/99)                                         (3.81)         2.64
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (28.86)       (22.19)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                  --        (26.96)(b)
WSCA2        Small Cap Advantage Fund (3/00; 9/99)                                   (24.48)       (15.78)
            AIM V.I.
WCAP2        Capital Appreciation Fund, Series I Shares (3/00; 5/93)                 (31.09)       (29.14)
WVAL2        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (36.43)       (25.79)
            DREYFUS
WSRG2        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (35.24)       (25.67)
            FIDELITY(R) VIP
WDYC2        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                         (15.89)       (17.99)
WHIP2        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                    (6.07)       (10.09)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (18.12)       (11.05)

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA2        Blue Chip Advantage Fund (3/00; 9/99)(1)                        (29.56%)        --%        --%      (15.59%)
WCAR2        Capital Resource Fund (3/00; 10/81)                             (28.98)      (7.25)      1.74         7.41
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                     (26.27)         --         --        (8.08)
WEXI2        Extra Income Fund (3/00; 5/96)                                  (14.94)      (5.07)        --        (1.54)
WFDI2        Federal Income Fund (3/00; 9/99)                                 (3.81)         --         --         2.70
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (28.86)      (2.91)        --         2.44
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                      (20.03)         --         --       (11.40)
WSCA2        Small Cap Advantage Fund (3/00; 9/99)                           (24.48)         --         --        (6.25)
            AIM V.I.
WCAP2        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                    (31.09)      (5.31)        --         4.54
WVAL2        Premier Equity Fund, Series I Shares (3/00; 5/93)               (36.43)      (5.25)        --         5.02
            DREYFUS
WSRG2        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                            (35.24)      (6.89)        --         7.04
            FIDELITY(R) VIP
WDYC2        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                 (15.89)         --         --       (26.62)
WHIP2        High Income Portfolio Service Class 2 (5/01; 9/85)(3)            (6.07)      (9.42)      1.31         4.06
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)              (18.12)         --         --        12.40

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            FTVIPT
WISE2        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (9.60%)           1.34%
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                      (7.18)           10.50
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (35.01)          (31.70)
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (26.41)(b)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)                (19.74)           (0.28)
            GOLDMAN SACHS VIT
WUSE2        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (28.86)          (18.77)
WMCV2        Mid Cap Value Fund (3/00; 5/98)                                         (13.30)           11.61
            MFS(R)
WGIS2        Investors Trust Series - Initial Class (3/00; 10/95)                    (28.02)          (16.22)
WUTS2        Utilities Series - Initial Class (3/00; 1/95)                           (29.64)          (23.05)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS2        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (28.62)(b)
WSTB2        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --            (4.90)(b)
            PUTNAM VARIABLE TRUST
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --           (23.41)(b)
WIGR2        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                        (25.04)          (23.13)
WVIS2        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (36.74)          (35.25)
            WELLS FARGO VT
WAAL2        Asset Allocation Fund (3/00; 4/94)(8)                                   (20.68)          (11.22)
WEQI2        Equity Income Fund (3/00; 5/96)(9)                                      (26.48)           (8.96)
WEQV2        Equity Value Fund (3/00; 5/98)(10)                                      (30.85)          (12.39)
WGRO2        Growth Fund (3/00; 4/94)(11)                                            (32.43)          (24.21)
WIEQ2        International Equity Fund (7/00; 7/00)                                  (29.79)          (23.77)
WLCG2        Large Company Growth Fund (3/00; 9/99)                                  (34.40)          (23.26)
WMMK2        Money Market Fund (3/00; 5/94)(12)                                       (7.84)           (0.98)
WSCG2        Small Cap Growth Fund (3/00; 5/95)(13)                                  (43.63)          (41.80)
WCBD2        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                          (2.08)            3.96

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            FTVIPT
WISE2        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                          (9.60%)      0.59%        5.63%          6.43%
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)              (7.18)      (0.53)        7.88           6.95
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)              (35.01)      (2.03)          --           4.44
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                         (17.43)         --           --          (2.59)
WMSS2        Mutual Shares Securities Fund - Class 2 (3/00; 11/96)(4)        (19.74)       1.02           --           4.03
            GOLDMAN SACHS VIT
WUSE2        CORE(SM) U.S. Equity Fund (3/00; 2/98)                          (28.86)         --           --          (5.52)
WMCV2        Mid Cap Value Fund (3/00; 5/98)                                 (13.30)         --           --           0.95
            MFS(R)
WGIS2        Investors Trust Series - Initial Class (3/00; 10/95)            (28.02)      (5.92)          --           3.07
WUTS2        Utilities Series - Initial Class (3/00; 1/95)                   (29.64)      (3.66)          --           6.44
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS2        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                 (29.31)       2.19         9.64           6.62
WSTB2        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                      (2.78)       1.55           --           3.38
            PUTNAM VARIABLE TRUST
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                 (27.46)         --           --          (4.50)
WIGR2        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                (25.04)      (0.65)          --           1.85
WVIS2        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                 (36.74)      (7.28)          --          (2.82)
            WELLS FARGO VT
WAAL2        Asset Allocation Fund (3/00; 4/94)(8)                           (20.68)      (0.64)          --           5.40
WEQI2        Equity Income Fund (3/00; 5/96)(9)                              (26.48)      (3.09)          --           2.37
WEQV2        Equity Value Fund (3/00; 5/98)(10)                              (30.85)         --           --         (10.43)
WGRO2        Growth Fund (3/00; 4/94)(11)                                    (32.43)      (7.40)          --           2.47
WIEQ2        International Equity Fund (7/00; 7/00)                          (29.79)         --           --         (23.77)
WLCG2        Large Company Growth Fund (3/00; 9/99)                          (34.40)         --           --         (14.63)
WMMK2        Money Market Fund (3/00; 5/94)(12)                               (7.84)       1.02           --           1.70
WSCG2        Small Cap Growth Fund (3/00; 5/95)(13)                          (43.63)     (15.92)          --          (4.99)
WCBD2        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                  (2.08)         --           --           3.98


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.50% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total return.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA2        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (24.68%)         (19.26%)
WCAR2        Capital Resource Fund (3/00; 10/81)                                     (24.05)          (22.43)
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                             (21.10)           (6.04)
WEXI2        Extra Income Fund (3/00; 5/96)                                           (8.79)           (6.60)
WFDI2        Federal Income Fund (3/00; 9/99)                                          3.32             4.61
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (23.92)          (20.76)
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                                  --           (21.87)(b)
WSCA2        Small Cap Advantage Fund (3/00; 9/99)                                   (19.16)          (14.23)
            AIM V.I.
WCAP2        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                            (26.34)          (27.82)
WVAL2        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (32.15)          (24.44)
            DREYFUS
WSRG2        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (30.86)          (24.31)
            FIDELITY(R) VIP
WDYC2        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                          (9.81)          (14.49)
WHIP2        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                     0.85            (6.15)
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (12.24)           (7.29)
            FTVIPT
WISE2        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (2.98)            3.25
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                      (0.35)           12.24
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (30.60)          (30.44)
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (21.27)(b)
WMSS2        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                                (14.00)            1.56
            GOLDMAN SACHS VIT
WUSE2        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (23.92)          (17.27)
WMCV2        Mid Cap Value Fund (3/00; 5/98)                                          (7.00)           13.32
            MFS(R)
WGIS2        Investors Trust Series - Initial Class (3/00; 10/95)                    (23.00)          (14.68)
WUTS2        Utilities Series - Initial Class (3/00; 1/95)                           (24.77)          (21.61)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS2        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (23.67)(b)
WSTB2        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --             2.11(b)

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA2        Blue Chip Advantage Fund (3/00; 9/99)(1)                        (24.68%)        --%          --%        (14.65%)
WCAR2        Capital Resource Fund (3/00; 10/81)                             (24.05)      (6.93)        1.74           7.41
WDEI2        Diversified Equity Income Fund (3/00; 9/99)                     (21.10)         --           --          (7.06)
WEXI2        Extra Income Fund (3/00; 5/96)                                   (8.79)      (4.73)          --          (1.54)
WFDI2        Federal Income Fund (3/00; 9/99)                                  3.32          --           --           3.82
WNDM2        NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (23.92)      (2.58)          --           2.44
WSVA2        Partners Small Cap Value Fund (5/02; 8/01)                      (14.32)         --           --          (6.72)
WSCA2        Small Cap Advantage Fund (3/00; 9/99)                           (19.16)         --           --          (5.22)
            AIM V.I.
WCAP2        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                    (26.34)      (4.98)          --           4.54
WVAL2        Premier Equity Fund, Series I Shares (3/00; 5/93)               (32.15)      (4.93)          --           5.02
            DREYFUS
WSRG2        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                            (30.86)      (6.58)          --           7.04
            FIDELITY(R) VIP
WDYC2        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                  (9.81)         --           --         (24.79)
WHIP2        High Income Portfolio Service Class 2 (5/01; 9/85)(3)             0.85       (9.09)        1.31           4.06
WMDC2        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)              (12.24)         --           --          12.74
            FTVIPT
WISE2        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                          (2.98)       0.95         5.63           6.43
WRES2        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)              (0.35)      (0.17)        7.88           6.95
WSMC2        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)              (30.60)      (1.70)          --           4.44
WVAS2        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                         (11.50)         --           --          (2.23)
WMSS2        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                        (14.00)       1.37           --           4.03
            GOLDMAN SACHS VIT
WUSE2        CORE(SM) U.S. Equity Fund (3/00; 2/98)                          (23.92)         --           --          (5.18)
WMCV2        Mid Cap Value Fund (3/00; 5/98)                                  (7.00)         --           --           1.32
            MFS(R)
WGIS2        Investors Trust Series - Initial Class (3/00; 10/95)            (23.00)      (5.59)          --           3.07
WUTS2        Utilities Series - Initial Class (3/00; 1/95)                   (24.77)      (3.33)          --           6.44
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS2        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                 (24.40)       2.54         9.64           6.62
WSTB2        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                       4.43        1.91           --           3.38

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --%          (18.01%)(b)
WIGR2        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                        (19.76)          (21.69)
WVIS2        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (32.48)          (34.05)
            WELLS FARGO VT
WAAL2        Asset Allocation Fund (3/00; 4/94)(8)                                   (15.02)           (9.56)
WEQI2        Equity Income Fund (3/00; 5/96)(9)                                      (21.33)           (7.30)
WEQV2        Equity Value Fund (3/00; 5/98)(10)                                      (26.08)          (10.81)
WGRO2        Growth Fund (3/00; 4/94)(11)                                            (27.80)          (22.81)
WIEQ2        International Equity Fund (7/00; 7/00)                                  (24.93)          (22.12)
WLCG2        Large Company Growth Fund (3/00; 9/99)                                  (29.94)          (21.86)
WMMK2        Money Market Fund (3/00; 5/94)(12)                                       (1.07)            0.91
WSCG2        Small Cap Growth Fund (3/00; 5/95)(13)                                  (39.98)          (40.72)
WCBD2        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                           5.19             5.90

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC2        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                 (22.39%)        --%          --%         (4.15%)
WIGR2        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                (19.76)      (0.31)          --           1.85
WVIS2        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                 (32.48)      (6.97)          --          (2.82)
            WELLS FARGO VT
WAAL2        Asset Allocation Fund (3/00; 4/94)(8)                           (15.02)      (0.29)          --           5.40
WEQI2        Equity Income Fund (3/00; 5/96)(9)                              (21.33)      (2.75)          --           2.37
WEQV2        Equity Value Fund (3/00; 5/98)(10)                              (26.08)         --           --         (10.09)
WGRO2        Growth Fund (3/00; 4/94)(11)                                    (27.80)      (7.09)          --           2.47
WIEQ2        International Equity Fund (7/00; 7/00)                          (24.93)         --           --         (22.12)
WLCG2        Large Company Growth Fund (3/00; 9/99)                          (29.94)         --           --         (13.68)
WMMK2        Money Market Fund (3/00; 5/94)(12)                               (1.07)       1.38           --           1.70
WSCG2        Small Cap Growth Fund (3/00; 5/95)(13)                          (39.98)     (15.64)          --          (4.99)
WCBD2        Total Return Bond Fund (3/00; 9/99)                               5.19          --           --           5.09
             (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.50% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (28.72%)         (19.34%)
WCAR4        Capital Resource Fund (3/00; 10/81)                                     (28.14)          (22.38)
WDEI4        Diversified Equity Income Fund (3/00; 9/99)                             (25.42)           (6.59)
WEXI4        Extra Income Fund (3/00; 5/96)                                          (14.07)           (7.21)
WFDI4        Federal Income Fund (3/00; 9/99)                                         (2.89)            3.62
WNDM4        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (28.02)          (20.78)
WSVA4        Partners Small Cap Value Fund (5/02; 8/01)                                  --           (26.39)(b)
WSCA4        Small Cap Advantage Fund (3/00; 9/99)                                   (23.63)          (14.52)
            AIM V.I.
WCAP4        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                            (30.25)          (27.50)
WVAL4        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (35.61)          (24.27)
            DREYFUS
WSRG4        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (34.41)          (24.15)

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4        Blue Chip Advantage Fund (3/00; 9/99)(1)                        (28.72%)        --%          --%        (14.22%)
WCAR4        Capital Resource Fund (3/00; 10/81)                             (28.14)      (5.87)        2.25           8.54
WDEI4        Diversified Equity Income Fund (3/00; 9/99)                     (25.42)         --           --          (6.90)
WEXI4        Extra Income Fund (3/00; 5/96)                                  (14.07)      (3.79)          --          (0.29)
WFDI4        Federal Income Fund (3/00; 9/99)                                 (2.89)         --           --           3.69
WNDM4        NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (28.02)      (1.72)          --           3.56
WSVA4        Partners Small Cap Value Fund (5/02; 8/01)                      (19.17)         --           --         (10.44)
WSCA4        Small Cap Advantage Fund (3/00; 9/99)                           (23.63)         --           --          (5.11)
            AIM V.I.
WCAP4        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                    (30.25)      (4.01)          --           5.73
WVAL4        Premier Equity Fund, Series I Shares (3/00; 5/93)               (35.61)      (3.96)          --           6.23
            DREYFUS
WSRG4        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                            (34.41)      (5.53)          --           8.08

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            FIDELITY(R) VIP
WDYC4        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                         (15.02%)         (16.97%)
WHIP4        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                    (5.18)           (9.11)
WMDC4        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (17.26)          (10.06)
            FTVIPT
WISE4        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (8.72)            2.37
WRES4        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                      (6.29)           11.62
WSMC4        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (34.18)          (29.97)
WVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (25.83)(b)
WMSS4        Mutual Shares Securities Fund -
             Class 2 (3/00;11/96)(4)                                                 (18.88)            0.80
            GOLDMAN SACHS VIT
WUSE4        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (28.02)          (17.43)
WMCV4        Mid Cap Value Fund (3/00; 5/98)                                         (12.42)           12.79
            MFS(R)
WGIS4        Investors Trust Series - Initial Class (3/00; 10/95)                    (27.18)          (14.95)
WUTS4        Utilities Series - Initial Class (3/00; 1/95)                           (28.80)          (21.61)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (28.04)(b)
WSTB4        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --            (4.29)(b)
            PUTNAM VARIABLE TRUST
WHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --           (22.82)(b)
WIGR4        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                        (24.19)          (21.68)
WVIS4        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (35.92)          (33.37)
            WELLS FARGO VT
WAAL4        Asset Allocation Fund (3/00; 4/94)(8)                                   (19.82)          (10.05)
WEQI4        Equity Income Fund (3/00; 5/96)(9)                                      (25.63)           (7.82)
WEQV4        Equity Value Fund (3/00; 5/98)(10)                                      (30.01)          (11.19)
WGRO4        Growth Fund (3/00; 4/94)(11)                                            (31.60)          (22.73)
WIEQ4        International Equity Fund (7/00; 7/00)                                  (28.95)          (22.43)
WLCG4        Large Company Growth Fund (3/00; 9/99)                                  (33.57)          (21.81)
WMMK4        Money Market Fund (3/00; 5/94)(12)                                       (6.96)            0.03
WSCG4        Small Cap Growth Fund (3/00; 5/95)(13)                                  (42.82)          (39.57)
WCBD4        Total Return Bond Fund (3/00; 9/99)                                      (1.15)            4.95
             (previously Wells Fargo VT Corporate Bond Fund)

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            FIDELITY(R) VIP
WDYC4        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                 (15.02%)        --%          --%        (25.32%)
WHIP4        High Income Portfolio Service Class 2 (5/01; 9/85)(3)            (5.18)      (7.93)        1.82           5.11
WMDC4        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)              (17.26)         --           --          13.41
            FTVIPT
WISE4        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                          (8.72)       1.66         6.16           7.50
WRES4        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)              (6.29)       0.58         8.42           7.99
WSMC4        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)              (34.18)      (0.79)          --           5.49
WVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                         (16.57)         --           --          (1.43)
WMSS4        Mutual Shares Securities Fund -
             Class 2 (3/00;11/96)(4)                                         (18.88)       2.09           --           5.01
            GOLDMAN SACHS VIT
WUSE4        CORE(SM) U.S. Equity Fund (3/00; 2/98)                          (28.02)         --           --          (4.23)
WMCV4        Mid Cap Value Fund (3/00; 5/98)                                 (12.42)         --           --           2.02
            MFS(R)
WGIS4        Investors Trust Series - Initial Class (3/00; 10/95)            (27.18)      (4.60)          --           4.11
WUTS4        Utilities Series - Initial Class (3/00; 1/95)                   (28.80)      (2.43)          --           7.61
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                 (28.47)       3.40        10.19           7.71
WSTB4        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                      (1.85)       2.59           --           4.42
            PUTNAM VARIABLE TRUST
WHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                 (26.61)         --           --          (3.28)
WIGR4        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                (24.19)       0.46           --           2.93
WVIS4        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                 (35.92)      (5.90)          --          (1.56)
            WELLS FARGO VT
WAAL4        Asset Allocation Fund (3/00; 4/94)(8)                           (19.82)       0.48           --           6.50
WEQI4        Equity Income Fund (3/00; 5/96)(9)                              (25.63)      (1.88)          --           3.52
WEQV4        Equity Value Fund (3/00; 5/98)(10)                              (30.01)         --           --          (8.94)
WGRO4        Growth Fund (3/00; 4/94)(11)                                    (31.60)      (6.01)          --           3.66
WIEQ4        International Equity Fund (7/00; 7/00)                          (28.95)         --           --         (22.43)
WLCG4        Large Company Growth Fund (3/00; 9/99)                          (33.57)         --           --         (13.29)
WMMK4        Money Market Fund (3/00; 5/94)(12)                               (6.96)       2.07           --           2.83
WSCG4        Small Cap Growth Fund (3/00; 5/95)(13)                          (42.82)     (14.01)          --          (3.40)
WCBD4        Total Return Bond Fund (3/00; 9/99)                              (1.15)         --           --           4.96
             (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (23.83%)         (17.92%)
WCAR4        Capital Resource Fund (3/00; 10/81)                                     (23.20)          (21.00)
WDEI4        Diversified Equity Income Fund (3/00; 9/99)                             (20.24)           (4.95)
WEXI4        Extra Income Fund (3/00; 5/96)                                           (7.90)           (5.50)
WFDI4        Federal Income Fund (3/00; 9/99)                                          4.26             5.57
WNDM4        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (23.07)          (19.38)
WSVA4        Partners Small Cap Value Fund (5/02; 8/01)                                  --           (21.29)(b)
WSCA4        Small Cap Advantage Fund (3/00; 9/99)                                   (18.30)          (13.00)
            AIM V.I.
WCAP4        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                            (25.49)          (26.23)
WVAL4        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (31.31)          (22.96)
            DREYFUS
WSRG4        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (30.02)          (22.83)
            FIDELITY(R) VIP
WDYC4        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                          (8.93)          (13.49)
WHIP4        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                     1.76            (5.18)
WMDC4        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (11.37)           (6.31)
            FTVIPT
WISE4        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (2.09)            4.25
WRES4        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                       0.56            13.32
WSMC4        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (29.76)          (28.76)
WVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (20.68)(b)
WMSS4        Mutual Shares Securities Fund -
             Class 2 (3/00;11/96)(4)                                                 (13.13)            2.62
            GOLDMAN SACHS VIT
WUSE4        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (23.07)          (15.98)
WMCV4        Mid Cap Value Fund (3/00; 5/98)                                          (6.11)           14.47
            MFS(R)
WGIS4        Investors Trust Series - Initial Class (3/00; 10/95)                    (22.15)          (13.44)
WUTS4        Utilities Series - Initial Class (3/00; 1/95)                           (23.92)          (20.21)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (23.08)(b)
WSTB4        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --             2.73(b)

                                                                                           PERFORMANCE
                                                                                           OF THE FUND
                                                                                                                 SINCE
SUBACCOUNT  INVESTING IN:                                                   1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4        Blue Chip Advantage Fund (3/00; 9/99)(1)                        (23.83%)        --%          --%        (13.31%)
WCAR4        Capital Resource Fund (3/00; 10/81)                             (23.20)      (5.57)        2.25           8.54
WDEI4        Diversified Equity Income Fund (3/00; 9/99)                     (20.24)         --           --          (5.90)
WEXI4        Extra Income Fund (3/00; 5/96)                                   (7.90)      (3.46)          --          (0.29)
WFDI4        Federal Income Fund (3/00; 9/99)                                  4.26          --           --           4.78
WNDM4        NEW DIMENSIONS FUND(R) (3/00; 5/96)                             (23.07)      (1.40)          --           3.56
WSVA4        Partners Small Cap Value Fund (5/02; 8/01)                      (13.45)         --           --          (5.77)
WSCA4        Small Cap Advantage Fund (3/00; 9/99)                           (18.30)         --           --          (4.10)
            AIM V.I.
WCAP4        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                    (25.49)      (3.70)          --           5.73
WVAL4        Premier Equity Fund, Series I Shares (3/00; 5/93)               (31.31)      (3.65)          --           6.23
            DREYFUS
WSRG4        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                            (30.02)      (5.23)          --           8.08
            FIDELITY(R) VIP
WDYC4        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                  (8.93)         --           --         (23.52)
WHIP4        High Income Portfolio Service Class 2 (5/01; 9/85)(3)             1.76       (7.61)        1.82           5.11
WMDC4        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)              (11.37)         --           --          13.75
            FTVIPT
WISE4        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                          (2.09)       2.01         6.16           7.50
WRES4        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)               0.56        0.93         8.42           7.99
WSMC4        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)              (29.76)      (0.47)          --           5.49
WVAS4        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                         (10.62)         --           --          (1.08)
WMSS4        Mutual Shares Securities Fund -
             Class 2 (3/00;11/96)(4)                                         (13.13)       2.43           --           5.01
            GOLDMAN SACHS VIT
WUSE4        CORE(SM) U.S. Equity Fund (3/00; 2/98)                          (23.07)         --           --          (3.90)
WMCV4        Mid Cap Value Fund (3/00; 5/98)                                  (6.11)         --           --           2.39
            MFS(R)
WGIS4        Investors Trust Series - Initial Class (3/00; 10/95)            (22.15)      (4.29)          --           4.11
WUTS4        Utilities Series - Initial Class (3/00; 1/95)                   (23.92)      (2.12)          --           7.61
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                 (23.55)       3.73        10.19           7.71
WSTB4        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                       5.38        2.95           --           4.42

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --%          (17.41%)(b)
WIGR4        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                        (18.90)          (20.29)
WVIS4        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (31.65)          (32.22)
            WELLS FARGO VT
WAAL4        Asset Allocation Fund (3/00; 4/94)(8)                                   (14.15)           (8.42)
WEQI4        Equity Income Fund (3/00; 5/96)(9)                                      (20.47)           (6.19)
WEQV4        Equity Value Fund (3/00; 5/98)(10)                                      (25.23)           (9.64)
WGRO4        Growth Fund (3/00; 4/94)(11)                                            (26.96)          (21.37)
WIEQ4        International Equity Fund (7/00; 7/00)                                  (24.07)          (20.82)
WLCG4        Large Company Growth Fund (3/00; 9/99)                                  (29.10)          (20.45)
WMMK4        Money Market Fund (3/00; 5/94)(12)                                       (0.17)            1.89
WSCG4        Small Cap Growth Fund (3/00; 5/95)(13)                                  (39.16)          (38.56)
WCBD4        Total Return Bond Fund (3/00; 9/99)                                       6.14             6.86
             (previously Wells Fargo VT Corporate Bond Fund)

                                                                                            PERFORMANCE
                                                                                            OF THE FUND
                                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                    1 YEAR     5 YEARS     10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC4        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                 (21.54%)        --%          --%         (2.93%)
WIGR4        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                (18.90)       0.79           --           2.93
WVIS4        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                 (31.65)      (5.60)          --          (1.56)
            WELLS FARGO VT
WAAL4        Asset Allocation Fund (3/00; 4/94)(8)                           (14.15)       0.81           --           6.50
WEQI4        Equity Income Fund (3/00; 5/96)(9)                              (20.47)      (1.56)          --           3.52
WEQV4        Equity Value Fund (3/00; 5/98)(10)                              (25.23)         --           --          (8.62)
WGRO4        Growth Fund (3/00; 4/94)(11)                                    (26.96)      (5.71)          --           3.66
WIEQ4        International Equity Fund (7/00; 7/00)                          (24.07)         --           --         (20.82)
WLCG4        Large Company Growth Fund (3/00; 9/99)                          (29.10)         --           --         (12.36)
WMMK4        Money Market Fund (3/00; 5/94)(12)                               (0.17)       2.42           --           2.83
WSCG4        Small Cap Growth Fund (3/00; 5/95)(13)                          (39.16)     (13.75)          --          (3.40)
WCBD4        Total Return Bond Fund (3/00; 9/99)                               6.14          --           --           6.04
             (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE AND THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                               PERFORMANCE OF
                                                                                               THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        5 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (29.38%)           --%        (20.76%)
ECR          Capital Resource Fund (2/95; 10/81)                                     (28.81)         (7.50)          1.12
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                             (26.09)            --          (7.76)
EIA          Extra Income Fund (8/99; 5/96)                                          (14.69)            --          (7.00)
WFDI5        Federal Income Fund (3/00; 9/99)                                         (3.57)            --           2.56
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (28.68)         (3.16)         (2.15)
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                  --             --         (26.84)(b)
WSCA5        Small Cap Advantage Fund (3/00; 9/99)                                   (24.30)            --         (15.83)
            AIM V.I.
ECA          Capital Appreciation Fund,
             Series I Shares (8/99; 5/93)                                            (30.92)            --         (14.26)
EVA          Premier Equity Fund, Series I Shares (10/97; 5/93)                      (36.27)          5.48)         (4.70)
            DREYFUS
ESR          The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (8/99; 10/93)(2)                                    (35.08)            --         (19.51)

                                                                                                    PERFORMANCE
                                                                                                    OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5        Blue Chip Advantage Fund (3/00; 9/99)(1)                              (29.38%)          --%          --%       (15.86%)
ECR          Capital Resource Fund (2/95; 10/81)                                   (28.81)        (7.50)        1.95          7.66
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                           (26.09)           --           --         (8.36)
EIA          Extra Income Fund (8/99; 5/96)                                        (14.69)        (5.34)          --         (1.55)
WFDI5        Federal Income Fund (3/00; 9/99)                                       (3.57)           --           --          2.40
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                  (28.68)        (3.16)          --          2.43
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                            (19.83)           --           --        (11.18)
WSCA5        Small Cap Advantage Fund (3/00; 9/99)                                 (24.30)           --           --         (6.53)
            AIM V.I.
ECA          Capital Appreciation Fund,
             Series I Shares (8/99; 5/93)                                          (30.92)        (5.55)          --          4.80
EVA          Premier Equity Fund, Series I Shares (10/97; 5/93)                    (36.27)        (5.48)          --          5.25
            DREYFUS
ESR          The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (8/99; 10/93)(2)                                  (35.08)        (7.13)          --          7.31

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE AND THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                                PERFORMANCE
                                                                                             OF THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        5 YEARS   COMMENCEMENT
            FIDELITY(R) VIP
WDYC5        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                         (15.68%)           --%        (17.79%)
WHIP5        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                    (5.84)            --          (9.88)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (17.92)            --         (10.84)
            FTVIPT
WISE5        Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)                (9.37)            --           1.27
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                      (6.95)            --           7.79
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (34.85)            --         (31.74)
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --             --         (18.87)(b)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(4)                (19.54)            --           0.38
            GOLDMAN SACHS VIT
JUS          CORE(SM) U.S. Equity Fund (9/99; 2/98)                                  (28.68)            --         (14.10)
JMC          Mid Cap Value Fund (10/99; 5/98)                                        (13.08)            --           7.53
            MFS(R)
WGIS5        Investors Trust Series - Initial Class (3/00; 10/95)                    (27.84)            --         (16.27)
EUT          Utilities Series - Initial Class (9/99; 1/95)                           (29.47)            --         (11.80)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --             --         (28.50)(b)
WSTB5        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --             --          (4.74)(b)
            PUTNAM VARIABLE TRUST
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --             --         (23.28)(b)
EPL          Putnam VT International Equity Fund -
             Class IB Shares (9/99; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                        (24.85)            --         (10.12)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(7)                  (36.58)            --         (17.78)
            WELLS FARGO VT
WAAL5        Asset Allocation Fund (3/00; 4/94)(8)                                   (20.48)            --         (11.28)
WEQI5        Equity Income Fund (3/00; 5/96)(9)                                      (26.30)            --          (9.00)
WEQV5        Equity Value Fund (3/00; 5/98)(10)                                      (30.68)            --         (12.43)
WGRO5        Growth Fund (3/00; 4/94)(11)                                            (32.26)            --         (24.25)
WIEQ5        International Equity Fund (7/00; 7/00)                                  (29.61)            --         (23.85)
WLCG5        Large Company Growth Fund (3/00; 9/99)                                  (34.24)            --         (23.29)
WMMK5        Money Market Fund (3/00; 5/94)(12)                                       (7.61)            --          (1.05)
WSCG5        Small Cap Growth Fund (3/00; 5/95)(13)                                  (43.49)            --         (41.82)
WCBD5        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                          (1.84)            --           3.88

                                                                                                      PERFORMANCE
                                                                                                      OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS   COMMENCEMENT
            FIDELITY(R) VIP
WDYC5        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                       (15.68%)          --%         --%        (26.74%)
WHIP5        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  (5.84)        (9.69)       1.56           4.33
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                    (17.92)           --          --          12.15
            FTVIPT
WISE5        Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)              (9.37)         0.31        5.89           6.70
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                    (6.95)        (0.81)       8.14           7.21
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                    (34.85)        (2.28)         --           4.70
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                               (17.23)           --          --          (2.93)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(4)              (19.54)         0.74          --           4.03
            GOLDMAN SACHS VIT
JUS          CORE(SM) U.S. Equity Fund (9/99; 2/98)                                (28.68)           --          --          (5.78)
JMC          Mid Cap Value Fund (10/99; 5/98)                                      (13.08)           --          --           0.63
            MFS(R)
WGIS5        Investors Trust Series - Initial Class (3/00; 10/95)                  (27.84)        (6.17)         --           3.35
EUT          Utilities Series - Initial Class (9/99; 1/95)                         (29.47)        (3.91)         --           6.70
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                       (29.13)         1.92        9.92           6.89
WSTB5        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                            (2.54)         1.25          --           3.66
            PUTNAM VARIABLE TRUST
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                       (27.28)           --          --          (4.80)
EPL          Putnam VT International Equity Fund -
             Class IB Shares (9/99; 1/97)(7)
             (previously Putnam VT International Growth Fund -
             Class IB Shares)                                                      (24.85)        (0.91)         --           1.51
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(7)                (36.58)        (7.52)         --          (3.12)
            WELLS FARGO VT
WAAL5        Asset Allocation Fund (3/00; 4/94)(8)                                 (20.48)        (0.91)         --           5.67
WEQI5        Equity Income Fund (3/00; 5/96)(9)                                    (26.30)        (3.34)         --           2.37
WEQV5        Equity Value Fund (3/00; 5/98)(10)                                    (30.68)           --          --         (10.70)
WGRO5        Growth Fund (3/00; 4/94)(11)                                          (32.26)        (7.64)         --           2.72
WIEQ5        International Equity Fund (7/00; 7/00)                                (29.61)           --          --         (23.85)
WLCG5        Large Company Growth Fund (3/00; 9/99)                                (34.24)           --          --         (14.90)
WMMK5        Money Market Fund (3/00; 5/94)(12)                                     (7.61)         0.73          --           1.97
WSCG5        Small Cap Growth Fund (3/00; 5/95)(13)                                (43.49)       (16.12)         --          (4.72)
WCBD5        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                        (1.84)           --          --           3.68


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002


                                                                                              PERFORMANCE OF
                                                                                              THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        5 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (24.49%)           --%        (19.05%)
ECR          Capital Resource Fund (2/95; 10/81)                                     (23.86)         (6.68)          1.12
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                             (20.90)            --          (5.79)
EIA          Extra Income Fund (8/99; 5/96)                                           (8.51)            --          (5.48)
WFDI5        Federal Income Fund (3/00; 9/99)                                          3.58             --           4.87
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                    (23.73)         (2.32)         (1.46)
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                                  --             --
WSCA5        Small Cap Advantage Fund (3/00; 9/99)                                   (18.96)            --         (14.01)
            AIM V.I.
ECA          Capital Appreciation Fund, Series I Shares (8/99; 5/93)                 (26.16)            --         (12.86)
EVA          Premier Equity Fund, Series I Shares (10/97; 5/93)                      (31.98)         (4.68)         (4.02)
            DREYFUS
ESR          The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (8/99; 10/93)(2)                                    (30.68)            --         (18.19)
            FIDELITY(R) VIP
WDYC5        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                          (9.59)            --         (14.29)
WHIP5        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                     1.11             --          (5.92)
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (12.02)            --          (7.06)
            FTVIPT
WISE5        Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)                (2.74)            --           3.51
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4)                      (0.10)            --           9.31
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (30.42)            --         (30.26)
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --             --         (13.07)(b)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(4)                (13.78)            --           2.05
            GOLDMAN SACHS VIT
JUS          CORE(SM) U.S. Equity Fund (9/99; 2/98)                                  (23.73)            --         (12.64)
JMC          Mid Cap Value Fund (10/99; 5/98)                                         (6.77)            --           9.08
            MFS(R)
WGIS5        Investors Trust Series - Initial Class (3/00; 10/95)                    (22.81)            --          (14.46)
EUT          Utilities Series - Initial Class (9/99; 1/95)                           (24.58)            --         (10.30)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --             --         (23.54)(b)
WSTB5        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --             --           2.28(b)
            PUTNAM VARIABLE TRUST
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --             --         (17.87)(b)
EPL          Putnam VT International Equity Fund -
             Class IB Shares (9/99; 1/97)(7)
             (previously Putnam VT International Growth Fund - Class IB Shares)      (19.56)            --          (8.60)
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(7)                  (32.31)            --         (16.42)

                                                                                                      PERFORMANCE
                                                                                                      OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA5        Blue Chip Advantage Fund (3/00; 9/99)(1)                              (24.49%)          --%         --%        (14.43%)
ECR          Capital Resource Fund (2/95; 10/81)                                   (23.86)        (6.68)       1.95           7.66
WDEI5        Diversified Equity Income Fund (3/00; 9/99)                           (20.90)           --          --          (6.82)
EIA          Extra Income Fund (8/99; 5/96)                                         (8.51)        (4.48)         --          (1.28)
WFDI5        Federal Income Fund (3/00; 9/99)                                        3.58            --          --           4.08
EGD          NEW DIMENSIONS FUND(R) (10/97; 5/96)                                  (23.73)        (2.32)         --           2.69
WSVA5        Partners Small Cap Value Fund (5/02; 8/01)                            (21.74)(b)        --          --          (6.49)
WSCA5        Small Cap Advantage Fund (3/00; 9/99)                                 (18.96)           --          --          (4.97)
            AIM V.I.
ECA          Capital Appreciation Fund, Series I Shares (8/99; 5/93)               (26.16)        (4.74)         --           4.80
EVA          Premier Equity Fund, Series I Shares (10/97; 5/93)                    (31.98)        (4.68)         --           5.25
            DREYFUS
ESR          The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (8/99; 10/93)(2)                                  (30.68)        (6.33)         --           7.31
            FIDELITY(R) VIP
WDYC5        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                        (9.59)           --          --         (24.60)
WHIP5        High Income Portfolio Service Class 2 (5/01; 9/85)(3)1.11               1.11         (8.84)       1.56           4.33
WMDC5        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3) (12.02)            (12.02)           --          --          13.03
            FTVIPT
WISE5        Franklin Income Securities Fund - Class 2 (3/00; 1/89)(4)              (2.74)         1.22        5.89           6.70
ERE          Franklin Real Estate Fund - Class 2 (9/99; 1/89)(4) (0.10)             (0.10)         0.09        8.14           7.21
WSMC5        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4) (30.42)            (30.42)        (1.45)         --           4.70
WVAS5        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                               (11.27)           --          --          (2.02)
EMU          Mutual Shares Securities Fund - Class 2 (9/99; 11/96)(4)              (13.78)         1.63          --           4.29
            GOLDMAN SACHS VIT
JUS          CORE(SM) U.S. Equity Fund (9/99; 2/98)                                (23.73)           --          --          (4.93)
JMC          Mid Cap Value Fund (10/99; 5/98)                                       (6.77)           --          --           1.58
            MFS(R)
WGIS5        Investors Trust Series - Initial Class (3/00; 10/95)(22.81) --                                      --           3.35
EUT          Utilities Series - Initial Class (9/99; 1/95)                         (24.58)        (3.08)         --           6.70
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS5        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                       (23.54)(b)      2.80        9.92           6.89
WSTB5        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                             4.69          2.18          --           3.66
            PUTNAM VARIABLE TRUST
WHSC5        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                       (22.20)           --          --          (3.90)
EPL          Putnam VT International Equity Fund -
             Class IB Shares (9/99; 1/97)(7)
             (previously Putnam VT International Growth Fund - Class IB Shares)    (19.56)        (0.04)         --           2.11
EPT          Putnam VT Vista Fund - Class IB Shares (8/99; 1/97)(7)                (32.31)        (6.73)         --          (2.57)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002
(CONTINUED)

                                                                                              PERFORMANCE OF
                                                                                              THE SUBACCOUNT
                                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR        5 YEARS   COMMENCEMENT
            WELLS FARGO VT
WAAL5        Asset Allocation Fund (3/00; 4/94)(8)                                   (14.81%)           --%         (9.33%)
WEQI5        Equity Income Fund (3/00; 5/96)(9)                                      (21.13)            --          (7.06)
WEQV5        Equity Value Fund (3/00; 5/98)(10)                                      (25.89)            --         (10.58)
WGRO5        Growth Fund (3/00; 4/94)(11)                                            (27.62)            --         (22.61)
WIEQ5        International Equity Fund (7/00; 7/00)                                  (24.74)            --         (21.92)
WLCG5        Large Company Growth Fund (3/00; 9/99)                                  (29.76)            --         (21.65)
WMMK5        Money Market Fund (3/00; 5/94)(12)                                       (0.82)            --           1.17
WSCG5        Small Cap Growth Fund (3/00; 5/95)(13)                                  (39.82)                           --
WCBD5        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                           5.45             --           6.15

                                                                                                    PERFORMANCE
                                                                                                    OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS   COMMENCEMENT
            WELLS FARGO VT
WAAL5        Asset Allocation Fund (3/00; 4/94)(8)                                 (14.81%)       (0.03%)        --%          5.67%
WEQI5        Equity Income Fund (3/00; 5/96)(9)                                    (21.13)        (2.50)         --           2.63
WEQV5        Equity Value Fund (3/00; 5/98)(10)                                    (25.89)           --          --          (9.85)
WGRO5        Growth Fund (3/00; 4/94)(11)                                          (27.62)        (6.84)         --           2.72
WIEQ5        International Equity Fund (7/00; 7/00)                                (24.74)           --          --         (21.92)
WLCG5        Large Company Growth Fund (3/00; 9/99)                                (29.76)           --          --         (13.45)
WMMK5        Money Market Fund (3/00; 5/94)(12)                                     (0.82)         1.65          --           1.97
WSCG5        Small Cap Growth Fund (3/00; 5/95)(13)                                (40.56)       (39.82)         --          (4.72)
WCBD5        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                         5.45            --          --           5.33

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                                PERFORMANCE
                                                                                             OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT       1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
WBCA7        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (28.54%)         (19.38%)     (28.54%)
WCAR7        Capital Resource Fund (3/00; 10/81)                                     (27.96)          (22.42)      (27.96)
WDEI7        Diversified Equity Income Fund (3/00; 9/99)                             (25.24)           (6.64)      (25.24)
WEXI7        Extra Income Fund (3/00; 5/96)                                          (13.86)           (7.27)      (13.86)
WFDI7        Federal Income Fund (3/00; 9/99)                                         (2.65)            3.55        (2.65)
WNDM7        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (27.84)          (20.82)      (27.84)
WSVA7        Partners Small Cap Value Fund (5/02; 8/01)                                  --           (26.26)(b)   (18.97)
WSCA7        Small Cap Advantage Fund (3/00; 9/99)                                   (23.45)          (14.56)      (23.45)
            AIM V.I.
WCAP7        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                            (30.08)          (27.54)      (30.08)
WVAL7        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (35.45)          (24.30)      (35.45)
            DREYFUS
WSRG7        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (34.25)          (24.18)      (34.25)
            FIDELITY(R) VIP
WDYC7        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                         (14.81)          (16.77)      (14.81)
WHIP7        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                    (4.94)           (8.89)       (4.94)
WMDC7        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (17.05)           (9.85)      (17.05)

                                                                                                 PERFORMANCE
                                                                                                 OF THE FUND
                                                                                                               SINCE
SUBACCOUNT  INVESTING IN:                                                            5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA7        Blue Chip Advantage Fund (3/00; 9/99)(1)                                     --%          --%        (14.48%)
WCAR7        Capital Resource Fund (3/00; 10/81)                                       (6.11)        2.51           8.81
WDEI7        Diversified Equity Income Fund (3/00; 9/99)                                  --           --          (7.18)
WEXI7        Extra Income Fund (3/00; 5/96)                                            (4.04)          --          (0.30)
WFDI7        Federal Income Fund (3/00; 9/99)                                             --           --           3.38
WNDM7        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                       (1.96)          --           3.57
WSVA7        Partners Small Cap Value Fund (5/02; 8/01)                                   --           --         (10.21)
WSCA7        Small Cap Advantage Fund (3/00; 9/99)                                        --           --          (5.39)
            AIM V.I.
WCAP7        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                              (4.24)          --           5.99
WVAL7        Premier Equity Fund, Series I Shares (3/00; 5/93)                         (4.18)          --           6.50
            DREYFUS
WSRG7        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                      (5.75)          --           8.35
            FIDELITY(R) VIP
WDYC7        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                              --           --         (25.44)
WHIP7        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                     (8.19)        2.07           5.37
WMDC7        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                           --           --          13.22

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                               PERFORMANCE
                                                                                             OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT         1 YEAR
            FTVIPT
WISE7        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (8.49%)           2.30%         (8.49%)
WRES7        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                      (6.06)           11.62          (6.06)
WSMC7        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (34.02)          (30.00)        (34.02)
WVAS7        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (25.70)(b)     (16.36)
WMSS7        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                                (18.68)            0.74         (18.68)
            GOLDMAN SACHS VIT
WUSE7        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (27.84)          (17.48)        (27.84)
WMCV7        Mid Cap Value Fund (3/00; 5/98)                                         (12.21)           12.80         (12.21)
            MFS(R)
WGIS7        Investors Trust Series - Initial Class (3/00; 10/95)                    (27.00)          (14.97)        (27.00)
WUTS7        Utilities Series - Initial Class (3/00; 1/95)                           (28.63)          (21.65)        (28.63)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS7        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (27.92)(b)     (28.29)
WSTB7        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --            (4.13)(b)      (1.61)
            PUTNAM VARIABLE TRUST
WHSC7        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --           (22.69)(b)     (26.43)
WIGR7        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund - Class IB Shares)      (24.00)          (21.72)        (24.00)
WVIS7        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (35.76)          (33.40)        (35.76)
            WELLS FARGO VT
WAAL7        Asset Allocation Fund (3/00; 4/94)(8)                                   (19.62)          (10.10)        (19.62)
WEQI7        Equity Income Fund (3/00; 5/96)(9)                                      (25.45)           (7.79)        (25.45)
WEQV7        Equity Value Fund (3/00; 5/98)(10)                                      (29.84)          (11.17)        (29.84)
WGRO7        Growth Fund (3/00; 4/94)(11)                                            (31.43)          (22.77)        (31.43)
WIEQ7        International Equity Fund (7/00; 7/00)                                  (28.77)          (22.51)        (28.77)
WLCG7        Large Company Growth Fund (3/00; 9/99)                                  (33.41)          (21.84)        (33.41)
WMMK7        Money Market Fund (3/00; 5/94)(12)                                       (6.73)           (0.05)         (6.73)
WSCG7        Small Cap Growth Fund (3/00; 5/95)(13)                                  (42.68)          (39.60)        (42.68)
WCBD7        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                          (0.90)            4.86          (0.90)

                                                                                              PERFORMANCE
                                                                                              OF THE FUND
                                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS     10 YEARS   COMMENCEMENT
            FTVIPT
WISE7        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                   1.39%        6.42%          7.77%
WRES7        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                       0.30         8.69           8.26
WSMC7        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                       (1.02)          --           5.75
WVAS7        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           --          (1.71)
WMSS7        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                                  1.82           --           5.02
            GOLDMAN SACHS VIT
WUSE7        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                      --           --          (4.48)
WMCV7        Mid Cap Value Fund (3/00; 5/98)                                             --           --           1.72
            MFS(R)
WGIS7        Investors Trust Series - Initial Class (3/00; 10/95)                     (4.83)          --           4.37
WUTS7        Utilities Series - Initial Class (3/00; 1/95)                            (2.67)          --           7.88
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS7        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                           3.14        10.47           7.98
WSTB7        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                               2.31           --           4.68
            PUTNAM VARIABLE TRUST
WHSC7        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                             --           --          (3.56)
WIGR7        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund - Class IB Shares)        0.21           --           2.61
WVIS7        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                          (6.12)          --          (1.84)
            WELLS FARGO VT
WAAL7        Asset Allocation Fund (3/00; 4/94)(8)                                     0.21           --           6.77
WEQI7        Equity Income Fund (3/00; 5/96)(9)                                       (2.13)          --           3.53
WEQV7        Equity Value Fund (3/00; 5/98)(10)                                          --           --          (9.16)
WGRO7        Growth Fund (3/00; 4/94)(11)                                             (6.24)          --           3.91
WIEQ7        International Equity Fund (7/00; 7/00)                                      --           --         (22.51)
WLCG7        Large Company Growth Fund (3/00; 9/99)                                      --           --         (13.55)
WMMK7        Money Market Fund (3/00; 5/94)(12)                                        1.80           --           3.09
WSCG7        Small Cap Growth Fund (3/00; 5/95)(13)                                  (14.20)          --          (3.15)
WCBD7        Total Return Bond Fund (3/00; 9/99)
             (previously Wells Fargo VT Corporate Bond Fund)                             --           --           4.66


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002


                                                                                                PERFORMANCE OF
                                                                                                THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT         1 YEAR
            AXP(R) VARIABLE PORTFOLIO -
WBCA7        Blue Chip Advantage Fund (3/00; 9/99)(1)                                (23.64%)         (17.71%)       (23.64%)
WCAR7        Capital Resource Fund (3/00; 10/81)                                     (23.00)          (20.81)        (23.00)
WDEI7        Diversified Equity Income Fund (3/00; 9/99)                             (20.04)           (4.71)        (20.04)
WEXI7        Extra Income Fund (3/00; 5/96)                                           (7.68)           (5.26)         (7.68)
WFDI7        Federal Income Fund (3/00; 9/99)                                          4.51             5.83           4.51
WNDM7        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                     (22.87)          (19.18)        (22.87)
WSVA7        Partners Small Cap Value Fund (5/02; 8/01)                                  --           (21.16)(b)     (13.23)
WSCA7        Small Cap Advantage Fund (3/00; 9/99)                                   (18.09)          (12.78)        (18.09)
            AIM V.I.
WCAP7        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                            (25.31)          (26.04)        (25.31)
WVAL7        Premier Equity Fund, Series I Shares (3/00; 5/93)                       (31.14)          (22.76)        (31.14)
            DREYFUS
WSRG7        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                    (29.84)          (22.64)        (29.84)
            FIDELITY(R) VIP
WDYC7        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                          (8.70)          (13.28)         (8.70)
WHIP7        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                     2.02            (4.95)          2.02
WMDC7        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                      (11.14)           (6.09)        (11.14)
            FTVIPT
WISE7        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                  (1.84)            4.51          (1.84)
WRES7        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                       0.81            13.61           0.81
WSMC7        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                      (29.58)          (28.57)        (29.58)
WVAS7        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           (20.55)(b)     (10.39)
WMSS7        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                                (12.91)            2.88         (12.91)
            GOLDMAN SACHS VIT
WUSE7        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                  (22.87)          (15.76)        (22.87)
WMCV7        Mid Cap Value Fund (3/00; 5/98)                                          (5.88)           14.75          (5.88)
            MFS(R)
WGIS7        Investors Trust Series - Initial Class (3/00; 10/95)                    (21.95)          (13.21)        (21.95)
WUTS7        Utilities Series - Initial Class (3/00; 1/95)                           (23.73)          (20.01)        (23.73)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS7        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                             --           (22.95)(b)     (23.36)
WSTB7        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                                 --             2.90(b)        5.64

                                                                                              PERFORMANCE
                                                                                              OF THE FUND
                                                                                                              SINCE
SUBACCOUNT  INVESTING IN:                                                           5 YEARS     10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA7        Blue Chip Advantage Fund (3/00; 9/99)(1)                                    --%          --%        (13.09%)
WCAR7        Capital Resource Fund (3/00; 10/81)                                      (5.33)        2.51           8.81
WDEI7        Diversified Equity Income Fund (3/00; 9/99)                                 --           --          (5.67)
WEXI7        Extra Income Fund (3/00; 5/96)                                           (3.22)          --          (0.04)
WFDI7        Federal Income Fund (3/00; 9/99)                                            --           --           5.04
WNDM7        NEW DIMENSIONS FUND(R) (3/00; 5/96)                                      (1.15)          --           3.82
WSVA7        Partners Small Cap Value Fund (5/02; 8/01)                                  --           --          (5.53)
WSCA7        Small Cap Advantage Fund (3/00; 9/99)                                       --           --          (3.86)
            AIM V.I.
WCAP7        Capital Appreciation Fund,
             Series I Shares (3/00; 5/93)                                             (3.46)          --           5.99
WVAL7        Premier Equity Fund, Series I Shares (3/00; 5/93)                        (3.41)          --           6.50
            DREYFUS
WSRG7        The Dreyfus Socially Responsible Growth Fund, Inc. -
             Initial Share Class (3/00; 10/93)(2)                                     (4.99)          --           8.35
            FIDELITY(R) VIP
WDYC7        Dynamic Capital Appreciation Portfolio
             Service Class 2 (5/01; 9/00)(3)                                             --           --         (23.33)
WHIP7        High Income Portfolio Service Class 2 (5/01; 9/85)(3)                    (7.38)        2.07           5.37
WMDC7        Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                          --           --          14.07
            FTVIPT
WISE7        Franklin Income Securities Fund -
             Class 2 (3/00; 1/89)(4)                                                   2.27         6.42           7.77
WRES7        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                       1.18         8.69           8.26
WSMC7        Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                       (0.22)          --           5.75
WVAS7        Franklin Small Cap Value Securities Fund -
             Class 2 (5/02; 5/98)(4)                                                     --           --          (0.83)
WMSS7        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(4)                                                  2.69           --           5.27
            GOLDMAN SACHS VIT
WUSE7        CORE(SM) U.S. Equity Fund (3/00; 2/98)                                      --           --          (3.66)
WMCV7        Mid Cap Value Fund (3/00; 5/98)                                             --           --           2.64
            MFS(R)
WGIS7        Investors Trust Series - Initial Class (3/00; 10/95)                     (4.04)          --           4.37
WUTS7        Utilities Series - Initial Class (3/00; 1/95)(23.73)                     (1.87)          --           7.88
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS7        Oppenheimer Global Securities Fund/VA,
             Service Shares (5/02; 11/90)(5)                                           3.99        10.47           7.98
WSTB7        Oppenheimer Strategic Bond Fund/VA,
             Service Shares (5/02; 5/93)                                               3.20           --           4.68


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                          PERFORMANCE
                                                                                       OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC7        Putnam VT Health Sciences Fund -
             Class IB Sha--% (5/02; 4/98)(6)                                             --%          (17.28%)(b)
WIGR7        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)
             (previously Putnam VT International Growth Fund - Class IB Shares)      (18.70)          (20.08)
WVIS7        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                         (31.48)          (32.05)
            WELLS FARGO VT
WAAL7        Asset Allocation Fund (3/00; 4/94)(8)                                   (13.93)           (8.19)
WEQI7        Equity Income Fund (3/00; 5/96)(9)                                      (20.27)           (5.87)
WEQV7        Equity Value Fund (3/00; 5/98)(10)                                      (25.04)           (9.34)
WGRO7        Growth Fund (3/00; 4/94)(11)                                            (26.77)          (21.18)
WIEQ7        International Equity Fund (7/00; 7/00)                                  (23.88)          (20.62)
WLCG7        Large Company Growth Fund (3/00; 9/99)                                  (28.92)          (20.25)
WMMK7        Money Market Fund (3/00; 5/94)(12)                                        0.08             2.14
WSCG7        Small Cap Growth Fund (3/00; 5/95)(13)                                  (39.00)          (38.40)
WCBD7        Total Return Bond Fund (3/00; 9/99)                                       6.41             7.09
             (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                      PERFORMANCE
                                                                                                      OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR       5 YEARS    10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC7        Putnam VT Health Sciences Fund -
             Class IB Shares (5/02; 4/98)(6)                                       (21.34%)          --%         --%         (2.69%)
WIGR7        Putnam VT International Equity Fund -
             Class IB Shares (3/00; 1/97)(7)                                       (18.70)         1.04          --           3.19
             (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS7        Putnam VT Vista Fund -
             Class IB Shares (3/00; 1/97)(7)                                       (31.48)        (5.37)         --          (1.31)
            WELLS FARGO VT
WAAL7        Asset Allocation Fund (3/00; 4/94)(8)                                 (13.93)         1.06          --           6.77
WEQI7        Equity Income Fund (3/00; 5/96)(9)                                    (20.27)        (1.32)         --           3.77
WEQV7        Equity Value Fund (3/00; 5/98)(10)                                    (25.04)           --          --          (8.35)
WGRO7        Growth Fund (3/00; 4/94)(11)                                          (26.77)        (5.48)         --           3.91
WIEQ7        International Equity Fund (7/00; 7/00)                                (23.88)           --          --         (20.62)
WLCG7        Large Company Growth Fund (3/00; 9/99)                                (28.92)           --          --         (12.14)
WMMK7        Money Market Fund (3/00; 5/94)(12)                                      0.08          2.69          --           3.09
WSCG7        Small Cap Growth Fund (3/00; 5/95)(13)                                (39.00)       (13.53)         --          (3.15)
WCBD7        Total Return Bond Fund (3/00; 9/99)                                     6.41            --          --           6.27
             (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes are not reflected in the above total returns.
(b) Cumulative return (not annualized) since commencement date of the subaccount.


NOTES TO PERFORMANCE INFORMATION


(1)  (Commencement date of the subaccount; Commencement date of the fund).
(2) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.

(3) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(5) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.
(6) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(10) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(11) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(12) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(13) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:             P =  a hypothetical initial payment of $1,000
                 ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT         INVESTING IN:                                SIMPLE YIELD       COMPOUND YIELD
WMMK2              Wells Fargo VT Money Market Fund                (0.87%)             (0.86%)
WMMK4              Wells Fargo VT Money Market Fund                (0.67)              (0.66)
WMMK5              Wells Fargo VT Money Market Fund                (0.61)              (0.61)
WMMK7              Wells Fargo VT Money Market Fund                (0.42)              (0.42)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d  =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUB ACCOUNT      INVESTING IN:                                                    YIELD
EXI2             AXP(R) Variable Portfolio - Extra Income Fund                    5.03%
WEXI4            AXP(R) Variable Portfolio - Extra Income Fund                    5.01
EIA              AXP(R) Variable Portfolio - Extra Income Fund                    4.99
WEXI7            AXP(R) Variable Portfolio - Extra Income Fund                    5.03
WFDI2            AXP(R) Variable Portfolio - Federal Income Fund                  2.97
WFDI4            AXP(R) Variable Portfolio - Federal Income Fund                  2.97
WFDI5            AXP(R) Variable Portfolio - Federal Income Fund                  2.94
WFDI7            AXP(R) Variable Portfolio - Federal Income Fund                  2.97


The yield on the subaccount's accmulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                    www.ambest.com
Fitch                                        www.fitchratings.com
Moody's                                      www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.65%) and lowest (1.20%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.


YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WBCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.75    $     0.91    $     1.00            --
Accumulation unit value at end of period                                 $     0.57    $     0.75    $     0.91            --
Number of accumulation units outstanding at end of period (000 omitted)         195           365           130            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WBCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.75    $     0.91    $     1.00            --
Accumulation unit value at end of period                                 $     0.57    $     0.75    $     0.91            --
Number of accumulation units outstanding at end of period (000 omitted)         773           937           406            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.75    $     0.91    $     1.00            --
Accumulation unit value at end of period                                 $     0.57    $     0.75    $     0.91            --
Number of accumulation units outstanding at end of period (000 omitted)         157           118             5            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WBCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.75    $     0.92    $     1.00            --
Accumulation unit value at end of period                                 $     0.58    $     0.75    $     0.92            --
Number of accumulation units outstanding at end of period (000 omitted)         801           849           364            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT ECR(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $     1.53    $     1.89    $     2.33    $     1.91
Accumulation unit value at end of period                                 $     1.18    $     1.53    $     1.89    $     2.33
Number of accumulation units outstanding at end of period (000 omitted)       5,116         6,019         6,358         5,864
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WCAR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $     0.67    $     0.83    $     1.00            --
Accumulation unit value at end of period                                 $     0.51    $     0.67    $     0.83            --
Number of accumulation units outstanding at end of period (000 omitted)          79           101            13            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WCAR4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $     0.67    $     0.83    $     1.00            --
Accumulation unit value at end of period                                 $     0.51    $     0.67    $     0.83            --
Number of accumulation units outstanding at end of period (000 omitted)         194           218            99            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WCAR7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $     0.67    $     0.83    $     1.00            --
Accumulation unit value at end of period                                 $     0.52    $     0.67    $     0.83            --
Number of accumulation units outstanding at end of period (000 omitted)          75            76            66            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.08    $     1.08    $     1.00            --
Accumulation unit value at end of period                                 $     0.86    $     1.08    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)          36            34             3            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.09    $     1.08    $     1.00            --
Accumulation unit value at end of period                                 $     0.87    $     1.09    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)         608           455            63            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WBCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WBCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WBCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT ECR(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                           $     1.56    $     1.27    $     1.20    $     1.00
Accumulation unit value at end of period                                 $     1.91    $     1.56    $     1.27    $     1.20
Number of accumulation units outstanding at end of period (000 omitted)       5,163         3,813         2,350           818
Ratio of operating expense to average net assets                               1.40%         1.40%         1.50%         1.50%

SUBACCOUNT WCAR2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCAR4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCAR7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDEI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDEI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.09    $     1.08    $     1.00            --
Accumulation unit value at end of period                                 $     0.87    $     1.09    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)         238           115             7            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WDEI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.09    $     1.08    $     1.00            --
Accumulation unit value at end of period                                 $     0.87    $     1.09    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)         573           428            98            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT EIA(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $     0.93    $     0.90    $     1.00    $     1.00
Accumulation unit value at end of period                                 $     0.85    $     0.93    $     0.90    $     1.00
Number of accumulation units outstanding at end of period (000 omitted)       2,403         5,449           556             8
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WEXI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $     0.90    $     0.88    $     1.00            --
Accumulation unit value at end of period                                 $     0.83    $     0.90    $     0.88            --
Number of accumulation units outstanding at end of period (000 omitted)         216           178            62            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WEXI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $     0.91    $     0.88    $     1.00            --
Accumulation unit value at end of period                                 $     0.84    $     0.91    $     0.88            --
Number of accumulation units outstanding at end of period (000 omitted)         389           466           217            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WEXI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                           $     0.93    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.86    $     0.93    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         684           279           175            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WFDI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $     1.10    $     1.05    $     1.00            --
Accumulation unit value at end of period                                 $     1.15    $     1.10    $     1.05            --
Number of accumulation units outstanding at end of period (000 omitted)       1,155           592           331            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --
SUBACCOUNT WFDI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $     1.10    $     1.05    $     1.00            --
Accumulation unit value at end of period                                 $     1.15    $     1.10    $     1.05            --
Number of accumulation units outstanding at end of period (000 omitted)       2,555         1,473           328            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $     1.11    $     1.06    $     1.00            --
Accumulation unit value at end of period                                 $     1.16    $     1.11    $     1.06            --
Number of accumulation units outstanding at end of period (000 omitted)         248           117            39            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WFDI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                           $     1.12    $     1.07    $     1.00            --
Accumulation unit value at end of period                                 $     1.17    $     1.12    $     1.07            --
Number of accumulation units outstanding at end of period (000 omitted)       1,450           805           125            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT EGD(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $     1.27    $     1.54    $     1.72    $     1.32
Accumulation unit value at end of period                                 $     0.98    $     1.27    $     1.54    $     1.72
Number of accumulation units outstanding at end of period (000 omitted)       3,938         4,237         3,717         2,141
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDEI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT EIA(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEXI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEXI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEXI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WFDI2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WFDI4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WFDI7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT EGD(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $     1.05    $     1.00            --            --
Accumulation unit value at end of period                                 $     1.32    $     1.05            --            --
Number of accumulation units outstanding at end of period (000 omitted)       1,108            69            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%           --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WNDM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $     0.70    $     0.86    $     1.00            --
Accumulation unit value at end of period                                 $     0.54    $     0.70    $     0.86            --
Number of accumulation units outstanding at end of period (000 omitted)         363           701           483            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WNDM4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $     0.71    $     0.86    $     1.00            --
Accumulation unit value at end of period                                 $     0.54    $     0.71    $     0.86            --
Number of accumulation units outstanding at end of period (000 omitted)       1,916         1,815           868            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WNDM7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                           $     0.71    $     0.86    $     1.00            --
Accumulation unit value at end of period                                 $     0.55    $     0.71    $     0.86            --
Number of accumulation units outstanding at end of period (000 omitted)       1,714         1,471         1,038            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WSVA2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                               1.65%           --            --            --

SUBACCOUNT WSVA4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          35            --            --            --
Ratio of operating expense to average net assets                               1.45%           --            --            --

SUBACCOUNT WSVA5(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          35            --            --            --
Ratio of operating expense to average net assets                               1.40%           --            --            --

SUBACCOUNT WSVA7(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          22            --            --            --
Ratio of operating expense to average net assets                               1.20%           --            --            --

SUBACCOUNT WSCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.82    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.67    $     0.82    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)          37            43            39            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WSCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.83    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.68    $     0.83    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         597           552            81            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.83    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.68    $     0.83    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         173            89            16            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WSCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                           $     0.83    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.68    $     0.83    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         307            41             9            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

YEAR ENDED DEC. 31,                                                         1998          1997         1996          1995
SUBACCOUNT WNDM2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WNDM4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WNDM7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSVA2(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSVA4(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSVA5(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSVA7(5) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCA2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCA5(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCA7(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT ECA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.95    $     1.26    $     1.43    $     1.00
Accumulation unit value at end of period                                 $     0.71    $     0.95    $     1.26    $     1.43
Number of accumulation units outstanding at end of period (000 omitted)       3,287         4,269         3,037            57
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WCAP2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.57    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.42    $     0.57    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)         489           494           149            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.57    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.42    $     0.57    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)       3,888         4,485         2,561            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WCAP7(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.57    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.43    $     0.57    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)       2,455         2,749         1,707            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT EVA(6) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     1.25    $     1.45    $     1.72    $     1.34
Accumulation unit value at end of period                                 $     0.86    $     1.25    $     1.45    $     1.72
Number of accumulation units outstanding at end of period (000 omitted)      10,223        11,706        11,388         5,638
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WVAL2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.69    $     0.81    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.69    $     0.81            --
Number of accumulation units outstanding at end of period (000 omitted)       1,112         1,872         1,483            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WVAL4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.70    $     0.81    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.70    $     0.81            --
Number of accumulation units outstanding at end of period (000 omitted)       8,628         9,987         5,200            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WVAL7(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     0.70    $     0.81    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.70    $     0.81            --
Number of accumulation units outstanding at end of period (000 omitted)       6,919         7,863         5,982            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT ESR(3) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                           $     0.82    $     1.08    $     1.23    $     1.00
Accumulation unit value at end of period                                 $     0.58    $     0.82    $     1.08    $     1.23
Number of accumulation units outstanding at end of period (000 omitted)         431           434           423           123
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WSRG2(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                           $     0.68    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.68    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         156           191            71            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WSRG4(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                           $     0.69    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.69    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)       1,131         1,356         1,009            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

YEAR ENDED DEC. 31,                                                         1998          1997         1996          1995
SUBACCOUNT ECA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCAP2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCAP7(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                  --             --            --            --
Accumulation unit value at end of period                                        --             --            --            --
Number of accumulation units outstanding at end of period (000 omitted)         --             --            --            --
Ratio of operating expense to average net assets                                --             --            --            --

SUBACCOUNT EVA(6) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                           $     1.03    $     1.00            --            --
Accumulation unit value at end of period                                 $     1.34    $     1.03            --            --
Number of accumulation units outstanding at end of period (000 omitted)       1,779            66            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%           --            --

SUBACCOUNT WVAL2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAL4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAL7(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT ESR(3) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSRG2(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSRG4(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WSRG7(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                           $     0.69    $     0.90    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.69    $     0.90            --
Number of accumulation units outstanding at end of period (000 omitted)         817         1,145           834            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WDYC2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.95    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.86    $     0.95            --            --
Number of accumulation units outstanding at end of period (000 omitted)          10             3            --            --
Ratio of operating expense to average net assets                               1.65%         1.65%           --            --

SUBACCOUNT WDYC4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.95    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.87    $     0.95            --            --
Number of accumulation units outstanding at end of period (000 omitted)         240            66            --            --
Ratio of operating expense to average net assets                               1.45%         1.45%           --            --

SUBACCOUNT WDYC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.95    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.87    $     0.95            --            --
Number of accumulation units outstanding at end of period (000 omitted)           7             1            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%           --            --

SUBACCOUNT WDYC7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.95    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.87    $     0.95            --            --
Number of accumulation units outstanding at end of period (000 omitted)          92            60            --            --
Ratio of operating expense to average net assets                               1.20%         1.20%           --            --

SUBACCOUNT WHIP2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.91    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.92    $     0.91            --            --
Number of accumulation units outstanding at end of period (000 omitted)          13            13            --            --
Ratio of operating expense to average net assets                               1.65%         1.65%           --            --

SUBACCOUNT WHIP4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.91    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.93    $     0.91            --            --
Number of accumulation units outstanding at end of period (000 omitted)         104            58            --            --
Ratio of operating expense to average net assets                               1.45%         1.45%           --            --

SUBACCOUNT WHIP5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.91    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.93    $     0.91            --            --
Number of accumulation units outstanding at end of period (000 omitted)          24             3            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%           --            --

SUBACCOUNT WHIP7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     0.91    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.93    $     0.91            --            --
Number of accumulation units outstanding at end of period (000 omitted)         154            71            --            --
Ratio of operating expense to average net assets                               1.20%         1.20%           --            --

SUBACCOUNT WMDC2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     1.06    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.94    $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)          42             8            --            --
Ratio of operating expense to average net assets                               1.65%         1.65%           --            --

SUBACCOUNT WMDC4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     1.06    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.94    $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)         723           367            --            --
Ratio of operating expense to average net assets                               1.45%         1.45%           --            --

YEAR ENDED DEC. 31,                                                         1998          1997         1996          1995
SUBACCOUNT WSRG7(1) (INVESTING IN SHARES OF THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDYC2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDYC4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDYC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WDYC7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHIP2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHIP4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHIP5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHIP7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMDC2(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMDC4(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WMDC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     1.06    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.94    $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)         250            94            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%           --            --

SUBACCOUNT WMDC7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                           $     1.06    $     1.00            --            --
Accumulation unit value at end of period                                 $     0.95    $     1.06            --            --
Number of accumulation units outstanding at end of period (000 omitted)       1,005           667            --            --
Ratio of operating expense to average net assets                               1.20%         1.20%           --            --

SUBACCOUNT WISE2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.98    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.96    $     0.98    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)         343           285           177            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WISE4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.99    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.97    $     0.99    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)       2,665         2,006           287            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WISE5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.99    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.97    $     0.99    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)         224           101            34            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WISE7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.16    $     1.16    $     1.00            --
Accumulation unit value at end of period                                 $     1.13    $     1.16    $     1.16            --
Number of accumulation units outstanding at end of period (000 omitted)       1,080           969           102            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT ERE(8) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.33    $     1.25    $     0.97    $     1.00
Accumulation unit value at end of period                                 $     1.34    $     1.33    $     1.25    $     0.97
Number of accumulation units outstanding at end of period (000 omitted)         542           325           197             1
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WRES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.25    $     1.18    $     1.00            --
Accumulation unit value at end of period                                 $     1.26    $     1.25    $     1.18            --
Number of accumulation units outstanding at end of period (000 omitted)          58            11             2            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WRES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.26    $     1.18    $     1.00            --
Accumulation unit value at end of period                                 $     1.26    $     1.26    $     1.18            --
Number of accumulation units outstanding at end of period (000 omitted)         674           373            72            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WRES7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.42    $     1.34    $     1.00            --
Accumulation unit value at end of period                                 $     1.44    $     1.42    $     1.34            --
Number of accumulation units outstanding at end of period (000 omitted)         421           119            24            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WSMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.50    $     0.60    $     1.00            --
Accumulation unit value at end of period                                 $     0.35    $     0.50    $     0.60            --
Number of accumulation units outstanding at end of period (000 omitted)         331           348           258            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WMDC5(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMDC7(7) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WISE2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WISE4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WISE5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WISE7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT ERE(8) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WRES2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WRES4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WRES7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WSMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.55    $     0.65    $     1.00            --
Accumulation unit value at end of period                                 $     0.38    $     0.55    $     0.65            --
Number of accumulation units outstanding at end of period (000 omitted)       3,832         3,330         1,583            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.51    $     0.61    $     1.00            --
Accumulation unit value at end of period                                 $     0.36    $     0.51    $     0.61            --
Number of accumulation units outstanding at end of period (000 omitted)         967           723           260            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WSMC7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     0.55    $     0.66    $     1.00            --
Accumulation unit value at end of period                                 $     0.39    $     0.55    $     0.66            --
Number of accumulation units outstanding at end of period (000 omitted)       2,813         2,416         1,378            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WVAS2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           4            --            --            --
Ratio of operating expense to average net assets                               1.65%           --            --            --

SUBACCOUNT WVAS4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          96            --            --            --
Ratio of operating expense to average net assets                               1.45%           --            --            --

SUBACCOUNT WVAS5(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.88            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          55            --            --            --
Ratio of operating expense to average net assets                               1.40%           --            --            --

SUBACCOUNT WVAS7(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.79            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          59            --            --            --
Ratio of operating expense to average net assets                               1.20%           --            --            --

SUBACCOUNT EMU(8) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.23    $     1.17    $     1.05    $     1.00
Accumulation unit value at end of period                                 $     1.07    $     1.23    $     1.17    $     1.05
Number of accumulation units outstanding at end of period (000 omitted)         966           546           170            31
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.17    $     1.11    $     1.00            --
Accumulation unit value at end of period                                 $     1.02    $     1.17    $     1.11            --
Number of accumulation units outstanding at end of period (000 omitted)         123            41             3            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.17    $     1.11    $     1.00            --
Accumulation unit value at end of period                                 $     1.02    $     1.17    $     1.11            --
Number of accumulation units outstanding at end of period (000 omitted)       1,165           691           102            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WMSS7(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                           $     1.25    $     1.18    $     1.00            --
Accumulation unit value at end of period                                 $     1.08    $     1.25    $     1.18            --
Number of accumulation units outstanding at end of period (000 omitted)         875           521           245            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WSMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSMC7(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAS2(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAS4(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAS5(9) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVAS7(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT EMU(8) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMSS7(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT JUS(8) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.87    $     1.00    $     1.12    $     1.00
Accumulation unit value at end of period                                 $     0.67    $     0.87    $     1.00    $     1.12
Number of accumulation units outstanding at end of period (000 omitted)       1,109         1,183         1,247           480
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WUSE2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.79    $     0.91    $     1.00            --
Accumulation unit value at end of period                                 $     0.61    $     0.79    $     0.91            --
Number of accumulation units outstanding at end of period (000 omitted)         204           212           144            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WUSE4(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.79    $     0.92    $     1.00            --
Accumulation unit value at end of period                                 $     0.61    $     0.79    $     0.92            --
Number of accumulation units outstanding at end of period (000 omitted)       1,894         1,465           633            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WUSE7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.80    $     0.92    $     1.00            --
Accumulation unit value at end of period                                 $     0.62    $     0.80    $     0.92            --
Number of accumulation units outstanding at end of period (000 omitted)       1,593         1,352           730            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT JMC(10) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.40    $     1.26    $     0.98    $     1.00
Accumulation unit value at end of period                                 $     1.31    $     1.40    $     1.26    $     0.98
Number of accumulation units outstanding at end of period (000 omitted)         423           280            64            79
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WMCV2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.56    $     1.41    $     1.00            --
Accumulation unit value at end of period                                 $     1.46    $     1.56    $     1.41            --
Number of accumulation units outstanding at end of period (000 omitted)         125           110            37            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WMCV4(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.56    $     1.41    $     1.00            --
Accumulation unit value at end of period                                 $     1.47    $     1.56    $     1.41            --
Number of accumulation units outstanding at end of period (000 omitted)       1,266           982           307            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WMCV7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                           $     1.57    $     1.42    $     1.00            --
Accumulation unit value at end of period                                 $     1.48    $     1.57    $     1.42            --
Number of accumulation units outstanding at end of period (000 omitted)       1,065         1,041           593            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WGIS2(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.84    $     1.02    $     1.00            --
Accumulation unit value at end of period                                 $     0.65    $     0.84    $     1.02            --
Number of accumulation units outstanding at end of period (000 omitted)          68            87            57            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WGIS4(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.84    $     1.02    $     1.00            --
Accumulation unit value at end of period                                 $     0.66    $     0.84    $     1.02            --
Number of accumulation units outstanding at end of period (000 omitted)       1,500         1,420           385            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WGIS5(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.84    $     1.02    $     1.00            --
Accumulation unit value at end of period                                 $     0.66    $     0.84    $     1.02            --
Number of accumulation units outstanding at end of period (000 omitted)         346           219            67            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT JUS(8) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUSE2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUSE4(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUSE7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT JMC(10) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMCV2(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMCV4(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMCV7(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGIS2(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGIS4(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGIS5(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WGIS7(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.86    $     1.03    $     1.00            --
Accumulation unit value at end of period                                 $     0.67    $     0.86    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)       1,476         1,400           488            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT EUT(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.95    $     1.27    $     1.20    $     1.00
Accumulation unit value at end of period                                 $     0.72    $     0.95    $     1.27    $     1.20
Number of accumulation units outstanding at end of period (000 omitted)       2,205         2,550         1,939            30
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WUTS2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.63    $     0.85    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.63    $     0.85            --
Number of accumulation units outstanding at end of period (000 omitted)         453           567           366            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WUTS4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.69    $     0.93    $     1.00            --
Accumulation unit value at end of period                                 $     0.53    $     0.69    $     0.93            --
Number of accumulation units outstanding at end of period (000 omitted)       3,195         4,300         2,083            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WUTS7(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                           $     0.70    $     0.93    $     1.00            --
Accumulation unit value at end of period                                 $     0.53    $     0.70    $     0.93            --
Number of accumulation units outstanding at end of period (000 omitted)       1,931         2,308         1,220            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WOGS2(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.77            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                               1.65%           --            --            --

SUBACCOUNT WOGS4(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.77            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)           6            --            --            --
Ratio of operating expense to average net assets                               1.45%           --            --            --

SUBACCOUNT WOGS5(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.77            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          12            --            --            --
Ratio of operating expense to average net assets                               1.40%           --            --            --

SUBACCOUNT WOGS7(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.77            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          13            --            --            --
Ratio of operating expense to average net assets                               1.20%           --            --            --

SUBACCOUNT WSTB2(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     1.03            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                               1.65%           --            --            --

SUBACCOUNT WSTB4(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     1.03            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          83            --            --            --
Ratio of operating expense to average net assets                               1.45%           --            --            --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WGIS7(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT EUT(8) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUTS2(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUTS4(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WUTS7(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WOGS2(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WOGS4(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WOGS5(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WOGS7(5) (INVESTING IN SHARES OF OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSTB2(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSTB4(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WSTB5(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     1.03            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          10            --            --            --
Ratio of operating expense to average net assets                               1.40%           --            --            --

SUBACCOUNT WSTB7(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     1.03            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)         111            --            --            --
Ratio of operating expense to average net assets                               1.20%           --            --            --

SUBACCOUNT WHSC2(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.84            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          33            --            --            --
Ratio of operating expense to average net assets                               1.65%           --            --            --

SUBACCOUNT WHSC4(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.84            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          30            --            --            --
Ratio of operating expense to average net assets                               1.45%           --            --            --

SUBACCOUNT WHSC5(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.84            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          12            --            --            --
Ratio of operating expense to average net assets                               1.40%           --            --            --

SUBACCOUNT WHSC7(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     1.00            --            --            --
Accumulation unit value at end of period                                 $     0.84            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          12            --            --            --
Ratio of operating expense to average net assets                               1.20%           --            --            --

SUBACCOUNT EPL(8) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.93    $     1.19    $     1.33    $     1.00
Accumulation unit value at end of period                                 $     0.76    $     0.93    $     1.19    $     1.33
Number of accumulation units outstanding at end of period (000 omitted)       1,856         1,775         2,191           347
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.59    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.47    $     0.59    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)         666           730           499            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.59    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.48    $     0.59    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)       5,517         6,094         3,827            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WIGR7(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.65    $     0.83    $     1.00            --
Accumulation unit value at end of period                                 $     0.53    $     0.65    $     0.83            --
Number of accumulation units outstanding at end of period (000 omitted)       3,982         3,906         2,927            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WSTB5(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSTB7(5) (INVESTING IN SHARES OF OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHSC2(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHSC4(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHSC5(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WHSC7(5) (INVESTING IN SHARES OF PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT EPL(8) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIGR2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIGR4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIGR7(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT EPT(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.92    $     1.40    $     1.48    $     1.00
Accumulation unit value at end of period                                 $     0.63    $     0.92    $     1.40    $     1.48
Number of accumulation units outstanding at end of period (000 omitted)         888           782           403             1
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%         1.40%

SUBACCOUNT WVIS2(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.48    $     0.73    $     1.00            --
Accumulation unit value at end of period                                 $     0.33    $     0.48    $     0.73            --
Number of accumulation units outstanding at end of period (000 omitted)         608           668           384            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.48    $     0.74    $     1.00            --
Accumulation unit value at end of period                                 $     0.33    $     0.48    $     0.74            --
Number of accumulation units outstanding at end of period (000 omitted)       5,352         6,122         3,255            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WVIS7(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                           $     0.49    $     0.75    $     1.00            --
Accumulation unit value at end of period                                 $     0.34    $     0.49    $     0.75            --
Number of accumulation units outstanding at end of period (000 omitted)       4,476         4,717         3,180            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WAAL2(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                           $     0.90    $     0.98    $     1.00            --
Accumulation unit value at end of period                                 $     0.77    $     0.90    $     0.98            --
Number of accumulation units outstanding at end of period (000 omitted)       1,505         1,685         1,029            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WAAL4(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                           $     0.90    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.78    $     0.90    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)       8,776        10,263         5,333            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WAAL5(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                           $     0.90    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.78    $     0.90    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)       1,043           580           201            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WAAL7(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                           $     0.91    $     0.99    $     1.00            --
Accumulation unit value at end of period                                 $     0.79    $     0.91    $     0.99            --
Number of accumulation units outstanding at end of period (000 omitted)       5,138         5,343         2,012            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WEQI2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.05    $     1.12    $     1.00            --
Accumulation unit value at end of period                                 $     0.83    $     1.05    $     1.12            --
Number of accumulation units outstanding at end of period (000 omitted)         482           466           123            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WEQI4(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.05    $     1.13    $     1.00            --
Accumulation unit value at end of period                                 $     0.84    $     1.05    $     1.13            --
Number of accumulation units outstanding at end of period (000 omitted)       2,251         2,076           834            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WEQI5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.05    $     1.13    $     1.00            --
Accumulation unit value at end of period                                 $     0.84    $     1.05    $     1.13            --
Number of accumulation units outstanding at end of period (000 omitted)         922           553           180            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT EPT(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVIS2(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WVIS7(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WAAL2(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WAAL4(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WAAL5(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WAAL7(1) (INVESTING IN SHARES OF WELLS FARGO VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQI2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQI4(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQI5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WEQI7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                           $     1.06    $     1.13    $     1.00            --
Accumulation unit value at end of period                                 $     0.84    $     1.06    $     1.13            --
Number of accumulation units outstanding at end of period (000 omitted)       2,083         2,040         1,204            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WEQV2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00    $     1.09    $     1.00            --
Accumulation unit value at end of period                                 $     0.75    $     1.00    $     1.09            --
Number of accumulation units outstanding at end of period (000 omitted)         366           378           302            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WEQV4(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                           $     1.00    $     1.09    $     1.00            --
Accumulation unit value at end of period                                 $     0.75    $     1.00    $     1.09            --
Number of accumulation units outstanding at end of period (000 omitted)         689           530           191            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WEQV5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                           $     1.01    $     1.09    $     1.00            --
Accumulation unit value at end of period                                 $     0.75    $     1.01    $     1.09            --
Number of accumulation units outstanding at end of period (000 omitted)         158           119            14            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WEQV7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                           $     1.01    $     1.09    $     1.00            --
Accumulation unit value at end of period                                 $     0.76    $     1.01    $     1.09            --
Number of accumulation units outstanding at end of period (000 omitted)         638           457           213            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WGRO2(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.69    $     0.87    $     1.00            --
Accumulation unit value at end of period                                 $     0.50    $     0.69    $     0.87            --
Number of accumulation units outstanding at end of period (000 omitted)         160           172           117            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WGRO4(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.69    $     0.87    $     1.00            --
Accumulation unit value at end of period                                 $     0.51    $     0.69    $     0.87            --
Number of accumulation units outstanding at end of period (000 omitted)         422           603           402            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WGRO5(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.69    $     0.87    $     1.00            --
Accumulation unit value at end of period                                 $     0.51    $     0.69    $     0.87            --
Number of accumulation units outstanding at end of period (000 omitted)         233           190           151            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WGRO7(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.70    $     0.87    $     1.00            --
Accumulation unit value at end of period                                 $     0.51    $     0.70    $     0.87            --
Number of accumulation units outstanding at end of period (000 omitted)         519           321           266            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WIEQ2(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.73    $     0.89    $     1.00            --
Accumulation unit value at end of period                                 $     0.55    $     0.73    $     0.89            --
Number of accumulation units outstanding at end of period (000 omitted)          43             2            --            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WIEQ4(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.89    $     1.00            --
Accumulation unit value at end of period                                 $     0.56    $     0.74    $     0.89            --
Number of accumulation units outstanding at end of period (000 omitted)         359           290           104            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WEQI7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQV2(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQV4(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQV5(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WEQV7(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGRO2(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGRO4(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGRO5(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WGRO7(1) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIEQ2(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIEQ4(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WIEQ5(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.73    $     0.89    $     1.00            --
Accumulation unit value at end of period                                 $     0.56    $     0.73    $     0.89            --
Number of accumulation units outstanding at end of period (000 omitted)          89            60            --            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WIEQ7(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.89    $     1.00            --
Accumulation unit value at end of period                                 $     0.56    $     0.74    $     0.89            --
Number of accumulation units outstanding at end of period (000 omitted)         245           218           111            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WLCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.95    $     1.00            --
Accumulation unit value at end of period                                 $     0.52    $     0.74    $     0.95            --
Number of accumulation units outstanding at end of period (000 omitted)       2,440         2,335         1,454            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WLCG4(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.95    $     1.00            --
Accumulation unit value at end of period                                 $     0.52    $     0.74    $     0.95            --
Number of accumulation units outstanding at end of period (000 omitted)      11,956        12,882         6,802            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WLCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.95    $     1.00            --
Accumulation unit value at end of period                                 $     0.53    $     0.74    $     0.95            --
Number of accumulation units outstanding at end of period (000 omitted)       2,281         2,046           887            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WLCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.74    $     0.95    $     1.00            --
Accumulation unit value at end of period                                 $     0.53    $     0.74    $     0.95            --
Number of accumulation units outstanding at end of period (000 omitted)       8,912        11,429         7,702            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WMMK2(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                           $     1.04    $     1.02    $     1.00            --
Accumulation unit value at end of period                                 $     1.04    $     1.04    $     1.02            --
Number of accumulation units outstanding at end of period (000 omitted)       1,193         1,236           668            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --
Simple yield(12)                                                              (0.87%)        0.06%         3.35%           --
Compound yield(12)                                                            (0.86%)        0.06%         3.41%           --

SUBACCOUNT WMMK4(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                           $     1.05    $     1.03    $     1.00            --
Accumulation unit value at end of period                                 $     1.05    $     1.05    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)       5,698         7,943         3,801            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --
Simple yield(12)                                                              (0.67%)        0.26%         3.54%           --
Compound yield(12)                                                            (0.66%)        0.26%         3.61%           --

SUBACCOUNT WMMK5(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                           $     1.05    $     1.03    $     1.00            --
Accumulation unit value at end of period                                 $     1.05    $     1.05    $     1.03            --
Number of accumulation units outstanding at end of period (000 omitted)         596           712           309            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --
Simple yield(12)                                                              (0.61%)        0.32%         3.60%           --
Compound yield(12)                                                            (0.61%)        0.32%         3.66%           --

SUBACCOUNT WMMK7(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                           $     1.06    $     1.04    $     1.00            --
Accumulation unit value at end of period                                 $     1.06    $     1.06    $     1.04            --
Number of accumulation units outstanding at end of period (000 omitted)       2,532         2,106           317            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --
Simple yield(12)                                                              (0.42%)        0.52%         3.80%           --
Compound yield(12)                                                            (0.42%)        0.52%         3.87%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WIEQ5(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WIEQ7(11) (INVESTING IN SHARES OF WELLS FARGO VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WLCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WLCG4(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WLCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WLCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WMMK2(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --
Simple yield(12)                                                                 --            --            --            --
Compound yield(12)                                                               --            --            --            --

SUBACCOUNT WMMK4(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --
Simple yield(12)                                                                 --            --            --            --
Compound yield(12)                                                               --            --            --            --

SUBACCOUNT WMMK5(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --
Simple yield(12)                                                                 --            --            --            --
Compound yield(12)                                                               --            --            --            --

SUBACCOUNT WMMK7(1) (INVESTING IN SHARES OF WELLS FARGO VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --
Simple yield(12)                                                                 --            --            --            --
Compound yield(12)                                                               --            --            --            --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                         2002          2001          2000          1999
SUBACCOUNT WSCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.41    $     0.56    $     1.00            --
Accumulation unit value at end of period                                 $     0.25    $     0.41    $     0.56            --
Number of accumulation units outstanding at end of period (000 omitted)         655           712           393            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WSCG4(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.41    $     0.56    $     1.00            --
Accumulation unit value at end of period                                 $     0.25    $     0.41    $     0.56            --
Number of accumulation units outstanding at end of period (000 omitted)       3,821         3,996         1,923            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WSCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.42    $     0.56    $     1.00            --
Accumulation unit value at end of period                                 $     0.25    $     0.42    $     0.56            --
Number of accumulation units outstanding at end of period (000 omitted)       1,243         1,146           278            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WSCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                           $     0.42    $     0.56    $     1.00            --
Accumulation unit value at end of period                                 $     0.25    $     0.42    $     0.56            --
Number of accumulation units outstanding at end of period (000 omitted)       3,066         3,231         2,319            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

SUBACCOUNT WCBD2(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                           $     1.12    $     1.06    $     1.00            --
Accumulation unit value at end of period                                 $     1.19    $     1.12    $     1.06            --
Number of accumulation units outstanding at end of period (000 omitted)       1,004           997           793            --
Ratio of operating expense to average net assets                               1.65%         1.65%         1.65%           --

SUBACCOUNT WCBD4(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                           $     1.12    $     1.06    $     1.00            --
Accumulation unit value at end of period                                 $     1.19    $     1.12    $     1.06            --
Number of accumulation units outstanding at end of period (000 omitted)       1,671         1,386           644            --
Ratio of operating expense to average net assets                               1.45%         1.45%         1.45%           --

SUBACCOUNT WCBD5(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                           $     1.12    $     1.06    $     1.00            --
Accumulation unit value at end of period                                 $     1.19    $     1.12    $     1.06            --
Number of accumulation units outstanding at end of period (000 omitted)         167           155            54            --
Ratio of operating expense to average net assets                               1.40%         1.40%         1.40%           --

SUBACCOUNT WCBD7(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                           $     1.14    $     1.08    $     1.00            --
Accumulation unit value at end of period                                 $     1.22    $     1.14    $     1.08            --
Number of accumulation units outstanding at end of period (000 omitted)       1,227           934           408            --
Ratio of operating expense to average net assets                               1.20%         1.20%         1.20%           --

YEAR ENDED DEC. 31,                                                         1998          1997          1996          1995
SUBACCOUNT WSCG2(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCG4(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCG5(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WSCG7(1) (INVESTING IN SHARES OF WELLS FARGO VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCBD2(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCBD4(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCBD5(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --

SUBACCOUNT WCBD7(1) (INVESTING IN SHARES OF WELLS FARGO VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                   --            --            --            --
Accumulation unit value at end of period                                         --            --            --            --
Number of accumulation units outstanding at end of period (000 omitted)          --            --            --            --
Ratio of operating expense to average net assets                                 --            --            --            --


(1)  Operations commenced on March 3, 2000.
(2)  Operations commenced on Feb. 21, 1995.
(3)  Operations commenced on Aug. 26, 1999.
(4)  Operations commenced on Oct. 29, 1997.
(5)  Operations commenced on May 1, 2002.
(6)  Operations commenced on Oct. 30, 1997.
(7)  Operations commenced on May 1, 2001.
(8)  Operations commenced on Sept. 22, 1999.
(9)  Operations commenced on March 1, 2002.
(10) Operations commenced on Oct. 4, 1999.
(11) Operations commenced on July 3, 2000.
(12) Net of annual contract administrative charge and mortality and expense risk fee.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY


We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Variable Annuity (comprised of subaccounts WBCA2, WBCA4, WBCA5, WBCA7, ECR, WCAR2, WCAR4, WCAR7, WDEI2, WDEI4, WDEI5, WDEI7, EIA, WEXI2, WEXI4, WEXI7, WFDI2, WFDI4, WFDI5, WFDI7, EGD, WNDM2, WNDM4, WNDM7, WSVA2, WSVA4, WSVA5, WSVA7, WSCA2, WSCA4, WSCA5, WSCA7, ECA, WCAP2, WCAP4, WCAP7, EVA, WVAL2, WVAL4, WVAL7, ESR, WSRG2, WSRG4, WSRG7, WDYC2, WDYC4, WDYC5, WDYC7, WHIP2, WHIP4, WHIP5, WHIP7, WMDC2, WMDC4, WMDC5, WMDC7, WISE2, WISE4, WISE5, WISE7, ERE, WRES2, WRES4, WRES7, WSMC2, WSMC4, WSMC5, WSMC7, WVAS2, WVAS4, WVAS5, WVAS7, EMU, WMSS2, WMSS4, WMSS7, JUS, WUSE2, WUSE4, WUSE7, JMC, WMCV2, WMCV4, WMCV7, WGIS2, WGIS4, WGIS5, WGIS7, EUT, WUTS2, WUTS4, WUTS7, WOGS2, WOGS4, WOGS5, WOGS7, WSTB2, WSTB4, WSTB5, WSTB7, WHSC2, WHSC4, WHSC5, WHSC7, EPL, WIGR2, WIGR4, WIGR7, EPT, WVIS2, WVIS4, WVIS7, WAAL2, WAAL4, WAAL5, WAAL7, WEQI2, WEQI4, WEQI5, WEQI7, WEQV2, WEQV4, WEQV5, WEQV7, WGRO2, WGRO4, WGRO5, WGRO7, WIEQ2, WIEQ4, WIEQ5, WIEQ7, WLCG2, WLCG4, WLCG5, WLCG7, WMMK2, WMMK4, WMMK5, WMMK7, WSCG2, WSCG4, WSCG5, WSCG7, WCBD2, WCBD4, WCBD5 and WCBD7) as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002                                              WBCA2          WBCA4          WBCA5          WBCA7           ECR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    160,815   $    622,043   $    121,752   $    669,305   $ 10,929,369
                                                           ------------------------------------------------------------------------
    at market value                                        $    111,469   $    443,559   $     90,592   $    462,670   $  6,030,396
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    111,469        443,559         90,592        462,670      6,030,396
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  147            499             99            426          6,646
    Administrative charge                                            15             58             12             61            797
    Contract terminations                                           344             --            484             --          7,587
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   506            557            595            487         15,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       110,963        443,002         89,997        462,183      6,011,340
Net assets applicable to contracts in payment period                 --             --             --             --          4,026
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    110,963   $    443,002   $     89,997   $    462,183   $  6,015,366
===================================================================================================================================
Accumulation units outstanding                                  194,807        773,317        156,883        801,170      5,115,617
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.57   $       0.57   $       0.58   $       1.18
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAR2          WCAR4          WCAR7          WDEI2          WDEI4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     60,038   $    152,386   $     70,511   $     36,373   $    646,257
                                                           ------------------------------------------------------------------------
    at market value                                        $     40,602   $    100,004   $     38,892   $     30,953   $    527,883
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     40,602        100,004         38,892         30,953        527,883
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   54            114             36             41            598
    Administrative charge                                             5             13              5              4             69
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    59            127             41             45            667
Net assets applicable to contracts in accumulation period        40,543         99,877         38,851         30,908        527,216
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     40,543   $     99,877   $     38,851   $     30,908   $    527,216
===================================================================================================================================
Accumulation units outstanding                                   79,332        194,333         75,058         35,832        607,736
===================================================================================================================================
Net asset value per accumulation unit                      $       0.51   $       0.51   $       0.52   $       0.86   $       0.87
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI5          WDEI7           EIA           WEXI2          WEXI4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    230,497   $    608,404   $  2,120,825   $    214,219   $    393,712
                                                           ------------------------------------------------------------------------
    at market value                                        $    199,769   $    501,323   $  2,048,313   $    179,393   $    323,756
Dividends receivable                                                 --             --          7,684            747          1,347
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  7,108             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    206,877        501,323      2,055,997        180,140        325,103
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  192            461          2,036            236            372
    Administrative charge                                            23             66            245             24             43
    Contract terminations                                            --             --            283             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   215            527          2,564            260            415
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       206,662        500,796      2,053,433        179,880        324,688
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    206,662   $    500,796   $  2,053,433   $    179,880   $    324,688
===================================================================================================================================
Accumulation units outstanding                                  237,913        573,265      2,402,885        216,490        388,700
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       0.85   $       0.83   $       0.84
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEXI7          WFDI2         WFDI4           WFDI5          WFDI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    651,743   $  1,294,494   $  2,883,595   $    284,135   $  1,666,286
                                                           ------------------------------------------------------------------------
    at market value                                        $    584,837   $  1,321,732   $  2,938,708   $    287,795   $  1,694,858
Dividends receivable                                              2,443          3,261          7,189            785          4,196
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    587,280      1,324,993      2,945,897        288,580      1,699,054
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  542          1,746          3,335            351          1,576
    Administrative charge                                            78            175            385             42            225
    Contract terminations                                            --             --             --            961             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   620          1,921          3,720          1,354          1,801
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       586,660      1,323,072      2,942,177        287,226      1,697,253
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    586,660   $  1,323,072   $  2,942,177   $    287,226   $  1,697,253
===================================================================================================================================
Accumulation units outstanding                                  683,868      1,155,299      2,554,917        248,245      1,449,697
===================================================================================================================================
Net asset value per accumulation unit                      $       0.86   $       1.15   $       1.15   $       1.16   $       1.17
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   EGD           WNDM2          WNDM4          WNDM7          WSVA2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,769,444   $    321,230   $  1,467,364   $  1,425,759   $         --
                                                           ------------------------------------------------------------------------
    at market value                                        $  3,838,918   $    197,030   $  1,044,440   $    940,917   $         --
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                 10,329             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  3,849,247        197,030      1,044,440        940,917             --
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,192            259          1,184            866             --
    Administrative charge                                           503             26            137            124             --
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,695            285          1,321            990             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     3,844,552        196,745      1,043,119        939,927             --
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  3,844,552   $    196,745   $  1,043,119   $    939,927   $         --
===================================================================================================================================
Accumulation units outstanding                                3,938,306        363,376      1,915,904      1,714,269             --
===================================================================================================================================
Net asset value per accumulation unit                      $       0.98   $       0.54   $       0.54   $       0.55   $         --
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA4          WSVA5          WSVA7          WSCA2          WSCA4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     30,874   $     25,273   $     17,169   $     31,391   $    466,377
                                                           ------------------------------------------------------------------------
    at market value                                        $     27,878   $     24,365   $     17,747   $     25,015   $    403,747
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          2,987             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     27,878         27,352         17,747         25,015        403,747
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   30             25             17             33            455
    Administrative charge                                             3              3              2              3             52
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    33             28             19             36            507
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        27,845         27,324         17,728         24,979        403,240
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     27,845   $     27,324   $     17,728   $     24,979   $    403,240
===================================================================================================================================
Accumulation units outstanding                                   35,256         34,584         22,399         37,204        597,057
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       0.79   $       0.67   $       0.68
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSCA5          WSCA7           ECA           WCAP2          WCAP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    126,810   $    236,448   $  3,782,819   $    330,372   $  2,931,233
                                                           ------------------------------------------------------------------------
    at market value                                        $    112,148   $    208,994   $  2,329,883   $    205,934   $  1,646,417
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,666             --             --             --            983
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --          7,559            297          2,098
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    116,814        208,994      2,337,442        206,231      1,649,498
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  122            192          2,452            270          1,881
    Administrative charge                                            14             27            294             27            217
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          4,813             --            983
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   136            219          7,559            297          3,081
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       116,678        208,775      2,329,883        205,934      1,646,417
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    116,678   $    208,775   $  2,329,883   $    205,934   $  1,646,417
===================================================================================================================================
Accumulation units outstanding                                  172,548        307,012      3,287,244        488,927      3,887,790
===================================================================================================================================
Net asset value per accumulation unit                      $       0.68   $       0.68   $       0.71   $       0.42   $       0.42
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAP7           EVA           WVAL2          WVAL4          WVAL7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,902,565   $ 15,710,665   $    935,264   $  6,898,359   $  5,820,309
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,046,991   $  8,772,257   $    529,279   $  4,131,484   $  3,336,933
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,102         15,332          1,413          5,256          3,539
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,048,093      8,787,589        530,692      4,136,740      3,340,472
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  958          9,763            701          4,712          3,090
    Administrative charge                                           137          1,172             70            544            442
    Contract terminations                                             7          4,397            642             --              7
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,102         15,332          1,413          5,256          3,539
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,046,991      8,772,250        529,279      4,131,484      3,336,933
Net assets applicable to contracts in payment period                 --              7             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,046,991   $  8,772,257   $    529,279   $  4,131,484   $  3,336,933
===================================================================================================================================
Accumulation units outstanding                                2,454,671     10,223,387      1,111,598      8,627,854      6,919,492
===================================================================================================================================
Net asset value per accumulation unit                      $       0.43   $       0.86   $       0.48   $       0.48   $       0.48
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   ESR           WSRG2          WSRG4          WSRG7          WDYC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    489,965   $    125,275   $    980,504   $    752,165   $      9,454
                                                           ------------------------------------------------------------------------
    at market value                                        $    248,603   $     74,797   $    544,273   $    395,590   $      8,605
Dividends receivable                                                 --             --             --             --             15
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             308            110            695            418             13
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    248,911         74,907        544,968        396,008          8,633
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  275            100            623            366             12
    Administrative charge                                            33             10             72             52              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             15
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   308            110            695            418             28
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       248,603         74,797        544,273        395,590          8,605
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    248,603   $     74,797   $    544,273   $    395,590   $      8,605
===================================================================================================================================
Accumulation units outstanding                                  431,086        156,432      1,131,385        816,548          9,952
===================================================================================================================================
Net asset value per accumulation unit                      $       0.58   $       0.48   $       0.48   $       0.48   $       0.86
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDYC4          WDYC5          WDYC7          WHIP2          WHIP4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    225,683   $      7,393   $     85,771   $     13,602   $     99,265
                                                           ------------------------------------------------------------------------
    at market value                                        $    208,562   $      6,401   $     79,943   $     12,125   $     96,287
Dividends receivable                                                371             11            142             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --              1             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             267              8             87             18            116
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    209,200          6,420         80,173         12,143         96,403
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  239              7             77             16            104
    Administrative charge                                            28              1             11              2             12
    Contract terminations
Payable to mutual funds and portfolios
  for investments purchased                                         371             11            142             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   638             19            230             18            116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       208,562          6,401         79,943         12,125         96,287
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    208,562   $      6,401   $     79,943   $     12,125   $     96,287
===================================================================================================================================
Accumulation units outstanding                                  240,288          7,372         91,761         13,118        103,817
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       0.87   $       0.92   $       0.93
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHIP5          WHIP7          WMDC2          WMDC4          WMDC5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     22,032   $    146,382   $     43,607   $    730,429   $    252,211
                                                           ------------------------------------------------------------------------
    at market value                                        $     22,699   $    143,643   $     39,601   $    680,739   $    236,032
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --            803          2,987
Receivable from mutual funds and portfolios
  for share redemptions                                              28            151             58            835            279
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     22,727        143,794         39,659        682,377        239,298
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   25            132             53            749            249
    Administrative charge                                             3             19              5             86             30
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --            803          2,987
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    28            151             58          1,638          3,266
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        22,699        143,643         39,601        680,739        236,032
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     22,699   $    143,643   $     39,601   $    680,739   $    236,032
===================================================================================================================================
Accumulation units outstanding                                   24,467        154,181         42,182        722,653        250,328
===================================================================================================================================
Net asset value per accumulation unit                      $       0.93   $       0.93   $       0.94   $       0.94   $       0.94
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC7          WISE2          WISE4          WISE5          WISE7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,022,482   $    369,463   $  2,909,339   $    234,162   $  1,385,992
                                                           ------------------------------------------------------------------------
    at market value                                        $    951,045   $    329,323   $  2,573,485   $    216,682   $  1,225,102
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            100          1,158          1,545             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,728            474          3,222            258          2,708
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    953,773        329,897      2,577,865        218,485      1,227,810
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  878            431          2,889            230          1,123
    Administrative charge                                           125             43            333             28            160
    Contract terminations                                            --             --             --             --          1,425
Payable to mutual funds and portfolios
  for investments purchased                                       1,725            100          1,158          1,545             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,728            574          4,380          1,803          2,708
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       951,045        329,323      2,573,485        216,682      1,225,102
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    951,045   $    329,323   $  2,573,485   $    216,682   $  1,225,102
===================================================================================================================================
Accumulation units outstanding                                1,005,299        342,976      2,665,192        224,098      1,079,899
===================================================================================================================================
Net asset value per accumulation unit                      $       0.95   $       0.96   $       0.97   $       0.97   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   ERE           WRES2          WRES4          WRES7          WSMC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    725,247   $     71,741   $    855,956   $    615,014   $    173,399
                                                           ------------------------------------------------------------------------
    at market value                                        $    727,766   $     72,757   $    851,934   $    604,996   $    117,091
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            800             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,072            104          1,071            643            170
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    728,838         72,861        853,805        605,639        117,261
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  788             95            960            563            155
    Administrative charge                                            95              9            111             80             15
    Contract terminations                                           189             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            800             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,072            104          1,871            643            170
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       727,766         72,757        851,934        604,996        117,091
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    727,766   $     72,757   $    851,934   $    604,996   $    117,091
===================================================================================================================================
Accumulation units outstanding                                  541,851         57,864        673,721        421,183        331,395
===================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.26   $       1.26   $       1.44   $       0.35
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC4          WSMC5          WSMC7          WVAS2          WVAS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,236,613   $    467,785   $  1,706,135   $      3,202   $     81,380
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,470,990   $    344,147   $  1,087,527   $      3,233   $     75,838
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,891            413          1,150              4             96
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,472,881        344,560      1,088,677          3,237         75,934
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,695            369          1,006              4             86
    Administrative charge                                           196             44            144             --             10
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,891            413          1,150              4             96
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,470,990        344,147      1,087,527          3,233         75,838
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,470,990   $    344,147   $  1,087,527   $      3,233   $     75,838
===================================================================================================================================
Accumulation units outstanding                                3,832,344        967,199      2,813,296          4,082         95,676
===================================================================================================================================
Net asset value per accumulation unit                      $       0.38   $       0.36   $       0.39   $       0.79   $       0.79
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVAS5          WVAS7           EMU           WMSS2          WMSS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     51,280   $     47,014   $  1,160,955   $    136,474   $  1,352,012
                                                           ------------------------------------------------------------------------
    at market value                                        $     48,459   $     46,990   $  1,036,562   $    125,078   $  1,189,312
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            226             --            800
Receivable from mutual funds and portfolios
  for share redemptions                                              57             47          1,235            178          1,481
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     48,516         47,037      1,038,023        125,256      1,191,593
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   51             41          1,103            162          1,328
    Administrative charge                                             6              6            132             16            153
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            226             --            800
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    57             47          1,461            178          2,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        48,459         46,990      1,036,562        125,078      1,189,312
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     48,459   $     46,990   $  1,036,562   $    125,078   $  1,189,312
===================================================================================================================================
Accumulation units outstanding                                   55,181         59,124        966,393        123,227      1,164,940
===================================================================================================================================
Net asset value per accumulation unit                      $       0.88   $       0.79   $       1.07   $       1.02   $       1.02
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMSS7           JUS           WUSE2          WUSE4          WUSE7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,078,000   $  1,016,845   $    178,070   $  1,533,594   $  1,373,355
                                                           ------------------------------------------------------------------------
    at market value                                        $    949,693   $    742,804   $    124,314   $  1,159,241   $    981,844
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --          9,478             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             991            953            179          1,473          2,478
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    950,684        753,235        124,493      1,160,714        984,322
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  867            851            163          1,321            893
    Administrative charge                                           124            102             16            152            127
    Contract terminations                                            --             --             --             --          1,458
Payable to mutual funds and portfolios
  for investments purchased                                          --          9,478             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   991         10,431            179          1,473          2,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       949,693        742,804        124,314      1,159,241        981,844
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    949,693   $    742,804   $    124,314   $  1,159,241   $    981,844
===================================================================================================================================
Accumulation units outstanding                                  875,330      1,109,274        204,335      1,894,267      1,593,062
===================================================================================================================================
Net asset value per accumulation unit                      $       1.08   $       0.67   $       0.61   $       0.61   $       0.62
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   JMC           WMCV2          WMCV4          WMCV7          WGIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    581,442   $    188,941   $  1,946,066   $  1,596,394   $     65,808
                                                           ------------------------------------------------------------------------
    at market value                                        $    555,441   $    182,499   $  1,857,493   $  1,574,197   $     44,586
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  6,996             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             670            265          2,348          1,662             65
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    563,107        182,764      1,859,841      1,575,859         44,651
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  598            241          2,105          1,454             59
    Administrative charge                                            72             24            243            208              6
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       6,996             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,666            265          2,348          1,662             65
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       555,441        182,499      1,857,493      1,574,197         44,586
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    555,441   $    182,499   $  1,857,493   $  1,574,197   $     44,586
===================================================================================================================================
Accumulation units outstanding                                  422,926        125,079      1,265,766      1,065,178         68,249
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.46   $       1.47   $       1.48   $       0.65
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIS4          WGIS5          WGIS7           EUT           WUTS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,314,208   $    286,919   $  1,305,392   $  2,752,440   $    387,334
                                                           ------------------------------------------------------------------------
    at market value                                        $    985,694   $    228,025   $    989,726   $  1,593,862   $    217,214
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    799          2,215             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,242            264          1,038          2,287          1,017
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    987,735        230,504        990,764      1,596,149        218,231
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,114            236            908          1,737            287
    Administrative charge                                           128             28            130            208             29
    Contract terminations                                            --             --             --            342            701
Payable to mutual funds and portfolios
  for investments purchased                                         799          2,215             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,041          2,479          1,038          2,287          1,017
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       985,694        228,025        989,726      1,593,862        217,214
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    985,694   $    228,025   $    989,726   $  1,593,862   $    217,214
===================================================================================================================================
Accumulation units outstanding                                1,499,610        346,448      1,475,599      2,205,403        453,340
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.66   $       0.67   $       0.72   $       0.48
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WUTS4          WUTS7          WOGS2          WOGS4          WOGS5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,882,787   $  1,604,207   $         --   $      5,064   $      9,460
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,689,528   $  1,028,072   $         --   $      4,935   $      9,354
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  1,068             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,152          1,090             --              5             20
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,692,748      1,029,162             --          4,940          9,374
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,929            946             --              5             18
    Administrative charge                                           223            135             --             --              2
    Contract terminations                                            --              9             --             --             39
Payable to mutual funds and portfolios
  for investments purchased                                       1,068             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,220          1,090             --              5             59
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,689,528      1,028,072             --          4,935          9,315
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,689,528   $  1,028,072   $         --   $      4,935   $      9,315
===================================================================================================================================
Accumulation units outstanding                                3,195,301      1,930,590             --          6,392         12,062
===================================================================================================================================
Net asset value per accumulation unit                      $       0.53   $       0.53   $         --   $       0.77   $       0.77
===================================================================================================================================



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS7          WSTB2          WSTB4          WSTB5          WSTB7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     13,299   $         --   $     80,965   $     10,155   $    109,831
                                                           ------------------------------------------------------------------------
    at market value                                        $     10,371   $         --   $     85,109   $     10,383   $    114,034
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              11             --            109             11            119
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     10,382             --         85,218         10,394        114,153
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   10             --             98             10            104
    Administrative charge                                             1             --             11              1             15
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    11             --            109             11            119
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        10,371             --         85,109         10,383        114,034
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     10,371   $         --   $     85,109   $     10,383   $    114,034
===================================================================================================================================
Accumulation units outstanding                                   13,410             --         82,631         10,076        110,526
===================================================================================================================================
Net asset value per accumulation unit                      $       0.77   $         --   $       1.03   $       1.03   $       1.03
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHSC2          WHSC4          WHSC5          WHSC7          EPL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     28,689   $     27,650   $     10,414   $     10,884   $  1,974,066
                                                           ------------------------------------------------------------------------
    at market value                                        $     27,685   $     24,779   $     10,240   $      9,766   $  1,401,442
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --          4,626
Receivable from mutual funds and portfolios
  for share redemptions                                              40             31             15              9          1,680
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     27,725         24,810         10,255          9,775      1,407,748
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   36             28             13              8          1,500
    Administrative charge                                             4              3              2              1            180
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --          4,626
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    40             31             15              9          6,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        27,685         24,779         10,240          9,766      1,401,442
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     27,685   $     24,779   $     10,240   $      9,766   $  1,401,442
===================================================================================================================================
Accumulation units outstanding                                   33,129         29,622         12,234         11,651      1,855,909
===================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       0.84   $       0.84   $       0.84   $       0.76
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIGR2          WIGR4          WIGR7          EPT            WVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    475,689   $  4,090,979   $  3,321,720   $  1,008,117   $    429,184
                                                           ------------------------------------------------------------------------
    at market value                                        $    315,265   $  2,629,193   $  2,114,678   $    557,602   $    199,248
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             834          3,347          2,218            676            723
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    316,099      2,632,540      2,116,896        558,278        199,971
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  413          3,001          1,941            604            263
    Administrative charge                                            41            346            277             72             26
    Contract terminations                                           380             --             --             --            434
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   834          3,347          2,218            676            723
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       315,265      2,629,193      2,114,678        557,602        199,248
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    315,265   $  2,629,193   $  2,114,678   $    557,602   $    199,248
===================================================================================================================================
Accumulation units outstanding                                  665,507      5,517,256      3,982,054        888,229        607,739
===================================================================================================================================
Net asset value per accumulation unit                      $       0.47   $       0.48   $       0.53   $       0.63   $       0.33
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVIS4          WVIS7          WAAL2          WAAL4          WAAL5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,605,158   $  3,256,044   $  1,499,784   $  8,690,231   $    944,352
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,765,172   $  1,502,265   $  1,161,379   $  6,809,968   $    810,260
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    317             --             --          1,527          1,442
Receivable from mutual funds and portfolios
  for share redemptions                                           2,254          1,576          1,694          8,668            980
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,767,743      1,503,841      1,163,073      6,820,163        812,682
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,021          1,379          1,540          7,771            875
    Administrative charge                                           233            197            154            897            105
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         317             --             --          1,527          1,442
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,571          1,576          1,694         10,195          2,422
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,765,172      1,502,265      1,161,379      6,809,968        810,260
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,765,172   $  1,502,265   $  1,161,379   $  6,809,968   $    810,260
===================================================================================================================================
Accumulation units outstanding                                5,351,818      4,475,513      1,505,230      8,776,267      1,042,742
===================================================================================================================================
Net asset value per accumulation unit                      $       0.33   $       0.34   $       0.77   $       0.78   $       0.78
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WAAL7          WEQI2          WEQI4          WEQI5          WEQI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  5,085,642   $    512,736   $  2,340,371   $    910,438   $  2,251,196
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,049,879   $    400,926   $  1,881,395   $    771,925   $  1,757,975
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --            895             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,141            578          2,434          2,361          1,847
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,056,020        401,504      1,884,724        774,286      1,759,822
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                3,728            525          2,182            820          1,616
    Administrative charge                                           532             53            252             99            231
    Contract terminations                                         1,881             --             --          1,442             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            895             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,141            578          3,329          2,361          1,847
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,040,165        400,926      1,881,395        771,925      1,757,975
Net assets applicable to contracts in payment period              9,714             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,049,879   $    400,926   $  1,881,395   $    771,925   $  1,757,975
===================================================================================================================================
Accumulation units outstanding                                5,137,851        482,472      2,251,275        922,350      2,083,441
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.83   $       0.84   $       0.84   $       0.84
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEQV2          WEQV4          WEQV5          WEQV7          WGRO2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    380,411   $    665,504   $    149,712   $    635,556   $    141,327
                                                           ------------------------------------------------------------------------
    at market value                                        $    273,275   $    518,090   $    118,613   $    487,727   $     80,623
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             396            689            146            512            117
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    273,671        518,779        118,759        488,239         80,740
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  360            585            130            448            106
    Administrative charge                                            36             67             16             64             11
    Contract terminations                                            --             37             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   396            689            146            512            117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       273,275        518,090        118,613        483,952         80,623
Net assets applicable to contracts in payment period                 --             --             --          3,775             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    273,275   $    518,090   $    118,613   $    487,727   $     80,623
===================================================================================================================================
Accumulation units outstanding                                  365,640        689,220        157,626        637,897        159,862
===================================================================================================================================
Net asset value per accumulation unit                      $       0.75   $       0.75   $       0.75   $       0.76   $       0.50
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGRO4          WGRO5          WGRO7          WIEQ2          WIEQ4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    347,543   $    190,774   $    359,466   $     27,690   $    268,302
                                                           ------------------------------------------------------------------------
    at market value                                        $    214,115   $    118,529   $    265,073   $     23,977   $    200,762
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --             --             --            198
Receivable from mutual funds and portfolios
  for share redemptions                                             295            149            278             35            256
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    214,410        118,678        265,351         24,012        201,216
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  265            133            243             32            230
    Administrative charge                                            30             16             35              3             26
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            198
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   295            149            278             35            454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       214,115        118,529        265,073         23,977        200,762
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    214,115   $    118,529   $    265,073   $     23,977   $    200,762
===================================================================================================================================
Accumulation units outstanding                                  422,162        233,332        518,946         43,214        358,977
===================================================================================================================================
Net asset value per accumulation unit                      $       0.51   $       0.51   $       0.51   $       0.55   $       0.56
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIEQ5          WIEQ7          WLCG2          WLCG4          WLCG5
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     63,207   $    189,572   $  2,050,927   $ 10,098,128   $  1,760,679
                                                           ------------------------------------------------------------------------
    at market value                                        $     49,658   $    137,726   $  1,271,993   $  6,268,581   $  1,197,924
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    773             --             --          1,656             --
Receivable from mutual funds and portfolios
  for share redemptions                                              59            144          2,464          7,958          2,089
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     50,490        137,870      1,274,457      6,278,195      1,200,013
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   53            126          1,682          7,135          1,305
    Administrative charge                                             6             18            168            823            157
    Contract terminations                                            --             --            614             --            627
Payable to mutual funds and portfolios
  for investments purchased                                         773             --             --          1,656             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   832            144          2,464          9,614          2,089
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        49,658        137,726      1,271,993      6,268,581      1,197,924
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     49,658   $    137,726   $  1,271,993   $  6,268,581   $  1,197,924
===================================================================================================================================
Accumulation units outstanding                                   88,940        244,732      2,439,851     11,955,973      2,281,495
===================================================================================================================================
Net asset value per accumulation unit                      $       0.56   $       0.56   $       0.52   $       0.52   $       0.53
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WLCG7          WMMK2          WMMK4          WMMK5          WMMK7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  8,019,016   $  1,241,101   $  5,975,706   $    624,111   $  2,693,429
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,709,463   $  1,240,777   $  5,973,013   $    624,176   $  2,691,538
Dividends receivable                                                 --            949          4,437            461          1,990
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --             --         18,218             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           5,002          1,864          7,650            762          4,022
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,714,465      1,243,590      6,003,318        625,399      2,697,550
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                4,376          1,695          6,859            680          2,485
    Administrative charge                                           625            169            791             82            355
    Contract terminations                                             1             --             --             --          1,182
Payable to mutual funds and portfolios
  for investments purchased                                          --            949         22,655            461          1,990
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,002          2,813         30,305          1,223          6,012
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,705,768      1,240,777      5,973,013        624,176      2,691,538
Net assets applicable to contracts in payment period              3,695             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,709,463   $  1,240,777   $  5,973,013   $    624,176   $  2,691,538
===================================================================================================================================
Accumulation units outstanding                                8,911,865      1,193,182      5,698,040        596,142      2,531,755
===================================================================================================================================
Net asset value per accumulation unit                      $       0.53   $       1.04   $       1.05   $       1.05   $       1.06
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSCG2          WSCG4          WSCG5          WSCG7          WCBD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    371,726   $  2,099,582   $    508,841   $  2,020,902   $  1,148,860
                                                           ------------------------------------------------------------------------
    at market value                                        $    164,456   $    964,889   $    314,453   $    779,809   $  1,191,162
Dividends receivable                                                 --             --             --             --          5,771
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            162          4,739             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             239          1,230            378            832          1,726
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    164,695        966,281        319,570        780,641      1,198,659
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  217          1,103            338            727          1,569
    Administrative charge                                            22            127             40            104            157
    Contract terminations                                            --             --             --              1             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            162          4,739             --          5,771
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   239          1,392          5,117            832          7,497
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       164,456        964,889        314,453        779,809      1,191,162
Net assets applicable to contracts in payment period                 --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    164,456   $    964,889   $    314,453   $    779,809   $  1,191,162
===================================================================================================================================
Accumulation units outstanding                                  654,984      3,821,256      1,243,489      3,066,494      1,003,811
===================================================================================================================================
Net asset value per accumulation unit                      $       0.25   $       0.25   $       0.25   $       0.25   $       1.19
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                                WCBD4          WCBD5          WCBD7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                              $  1,947,586   $    194,881   $  1,456,598
                                                                                         ------------------------------------------
    at market value                                                                      $  1,992,992   $    199,331   $  1,491,118
Dividends receivable                                                                            9,848            981          7,289
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                   --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                                         2,589            249          1,585
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                2,005,429        200,561      1,499,992
===================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                              2,321            222          1,387
    Administrative charge                                                                         268             27            198
    Contract terminations                                                                          --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                                     9,848            981          7,289
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                              12,437          1,230          8,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                   1,992,992        199,331      1,491,118
Net assets applicable to contracts in payment period                                               --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                         $  1,992,992   $    199,331   $  1,491,118
===================================================================================================================================
Accumulation units outstanding                                                              1,670,547        166,966      1,226,968
===================================================================================================================================
Net asset value per accumulation unit                                                    $       1.19   $       1.19   $       1.22
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   WBCA2          WBCA4          WBCA5          WBCA7           ECR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,528   $      4,313   $        781   $      4,245   $     39,547
Variable account expenses                                         3,443          8,143          1,364          6,590        104,422
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,915)        (3,830)          (583)        (2,345)       (64,875)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         117,953        217,225          8,333        165,863      1,361,487
    Cost of investments sold                                    158,095        319,989         10,342        220,645      2,259,706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (40,142)      (102,764)        (2,009)       (54,782)      (898,219)
Distributions from capital gains                                     --             --             --             --        657,303
Net change in unrealized appreciation or
  depreciation of investments                                   (17,250)       (69,401)       (24,845)      (104,146)    (1,726,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (57,392)      (172,165)       (26,854)      (158,928)    (1,967,851)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (59,307)  $   (175,995)  $    (27,437)  $   (161,273)  $ (2,032,726)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR2          WCAR4          WCAR7          WDEI2          WDEI4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        270   $        626   $        236   $        522   $      8,499
Variable account expenses                                           839          1,713            527            557          7,821
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (569)        (1,087)          (291)           (35)           678
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          13,597         31,041          1,553          2,626         55,539
    Cost of investments sold                                     17,193         46,216          2,509          2,828         60,888
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,596)       (15,175)          (956)          (202)        (5,349)
Distributions from capital gains                                  4,792         10,672          3,718            129          1,933
Net change in unrealized appreciation or
  depreciation of investments                                   (14,342)       (28,129)       (14,183)        (7,212)      (123,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,146)       (32,632)       (11,421)        (7,285)      (126,750)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,715)  $    (33,719)  $    (11,712)  $     (7,320)  $   (126,072)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDEI5          WDEI7           EIA           WEXI2          WEXI4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,097   $      8,036   $    158,653   $     13,633   $     30,320
Variable account expenses                                         2,674          6,237         29,540          2,891          5,572
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     423          1,799        129,113         10,742         24,748
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,147         77,029      6,829,168         21,896        104,191
    Cost of investments sold                                     94,932         78,687      7,191,196         25,238        126,750
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,785)        (1,658)      (362,028)        (3,342)       (22,559)
Distributions from capital gains                                    602          1,861             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)      (118,467)        20,273        (22,808)       (35,968)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,805)      (118,264)      (341,755)       (26,150)       (58,527)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (48,382)  $   (116,465)  $   (212,642)  $    (15,408)  $    (33,779)
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEXI7          WFDI2          WFDI4          WFDI5          WFDI7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     34,274   $     20,900   $     62,466   $      4,893   $     35,833
Variable account expenses                                         5,318         12,270         31,813          2,414         15,105
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  28,956          8,630         30,653          2,479         20,728
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          34,915         52,462        291,570        103,652        234,128
    Cost of investments sold                                     39,700         51,017        286,650        102,464        230,951
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,785)         1,445          4,920          1,188          3,177
Distributions from capital gains                                     --          6,210         14,100          1,151          8,158
Net change in unrealized appreciation or
  depreciation of investments                                   (43,896)        16,042         42,581          2,801         23,661
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (48,681)        23,697         61,601          5,140         34,996
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (19,725)  $     32,327   $     92,254   $      7,619   $     55,724
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EGD           WNDM2          WNDM4          WNDM7        WSVA2(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,185   $      1,907   $      6,055   $      5,179   $         --
Variable account expenses                                        64,316          6,604         17,637         12,100              2
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (41,131)        (4,697)       (11,582)        (6,921)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         931,214        215,016        457,884        121,439            136
    Cost of investments sold                                  1,320,486        323,233        606,755        178,239            172
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (389,272)      (108,217)      (148,871)       (56,800)           (36)
Distributions from capital gains                                  4,843            437          1,299            963              1
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)        12,018       (169,140)      (204,668)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,219,780)       (95,762)      (316,712)      (260,505)           (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (1,260,911)  $   (100,459)  $   (328,294)  $   (267,426)  $        (37)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA4(1)       WSVA5(1)       WSVA7(1)         WSCA2          WSCA4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         28   $         25   $         20   $         --   $         --
Variable account expenses                                           191            102             61            521          6,708
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (163)           (77)           (41)          (521)        (6,708)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,742            134          2,308          5,046        141,632
    Cost of investments sold                                      9,339            152          2,456          6,119        162,028
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (597)           (18)          (148)        (1,073)       (20,396)
Distributions from capital gains                                    104             91             72             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,996)          (908)           578         (4,855)       (78,588)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,489)          (835)           502         (5,928)       (98,984)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,652)  $       (912)  $        461   $     (6,449)  $   (105,692)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA5          WSCA7           ECA           WCAP2          WCAP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         1,325          1,601         39,657          3,838         30,151
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,325)        (1,601)       (39,657)        (3,838)       (30,151)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          12,780         87,896      2,029,319         18,284        617,812
    Cost of investments sold                                     14,395         87,173      3,120,691         25,435      1,001,908
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,615)           723     (1,091,372)        (7,151)      (384,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,052)       (27,325)       222,768        (58,801)      (233,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (17,667)       (26,602)      (868,604)       (65,952)      (617,830)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (18,992)  $    (28,203)  $   (908,261)  $    (69,790)  $   (647,981)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP7           EVA           WVAL2          WVAL4          WVAL7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     35,652   $      2,138   $     16,580   $     13,482
Variable account expenses                                        15,408        156,852         16,484         78,283         51,301
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (15,408)      (121,200)       (14,346)       (61,703)       (37,819)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         332,050      2,044,592        468,249      1,461,846      1,010,573
    Cost of investments sold                                    558,149      3,352,417        776,695      2,236,164      1,620,346
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (226,099)    (1,307,825)      (308,446)      (774,318)      (609,773)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (149,074)    (3,065,392)       (73,941)    (1,384,143)    (1,073,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (375,173)    (4,373,217)      (382,387)    (2,158,461)    (1,683,507)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (390,581)  $ (4,494,417)  $   (396,733)  $ (2,220,164)  $ (1,721,326)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ESR           WSRG2          WSRG4          WSRG7          WDYC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        667   $        202   $      1,470   $      1,074   $         15
Variable account expenses                                         4,184          1,668         10,346          6,881            130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,517)        (1,466)        (8,876)        (5,807)          (115)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          17,197         23,167        184,989        194,589            132
    Cost of investments sold                                     30,853         36,209        301,826        331,198            143
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (13,656)       (13,042)      (116,837)      (136,609)           (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (92,498)       (23,602)      (140,872)       (74,363)          (897)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (106,154)       (36,644)      (257,709)      (210,972)          (908)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (109,671)  $    (38,110)  $   (266,585)  $   (216,779)  $     (1,023)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDYC4          WDYC5          WDYC7          WHIP2          WHIP4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        371   $         11   $        142   $      1,262   $      5,734
Variable account expenses                                         2,319             70          1,025            194          1,155
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,948)           (59)          (883)         1,068          4,579
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          17,429             68          9,807            254         22,514
    Cost of investments sold                                     19,910             77          9,501            297         24,701
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,481)            (9)           306            (43)        (2,187)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (15,357)          (865)        (7,308)          (836)          (488)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (17,838)          (874)        (7,002)          (879)        (2,675)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (19,786)  $       (933)  $     (7,885)  $        189   $      1,904
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP5          WHIP7          WMDC2          WMDC4          WMDC5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        337   $      7,745   $        109   $      3,890   $        907
Variable account expenses                                           226          1,339            504          8,736          2,412
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     111          6,406           (395)        (4,846)        (1,505)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,723          1,824         10,999        105,442         25,673
    Cost of investments sold                                      6,891          1,970         10,808        112,663         28,101
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (168)          (146)           191         (7,221)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       824         (2,045)        (4,282)       (66,766)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      656         (2,191)        (4,091)       (73,987)       (23,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        767   $      4,215   $     (4,486)  $    (78,833)  $    (24,642)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMDC7          WISE2          WISE4          WISE5          WISE7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,264   $     27,889   $    239,287   $     13,652   $    124,481
Variable account expenses                                        10,568          5,100         34,659          2,119         14,803
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,304)        22,789        204,628         11,533        109,678
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         156,972        105,797        414,985         38,684        398,709
    Cost of investments sold                                    158,397        128,054        476,215         43,467        444,712
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,425)       (22,257)       (61,230)        (4,783)       (46,003)
Distributions from capital gains                                     --          5,881         50,458          2,879         26,249
Net change in unrealized appreciation or
  depreciation of investments                                  (103,118)       (16,233)      (256,744)       (10,393)      (122,237)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (104,543)       (32,609)      (267,516)       (12,297)      (141,991)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (108,847)  $     (9,820)  $    (62,888)  $       (764)  $    (32,313)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ERE           WRES2          WRES4          WRES7          WSMC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,778   $        443   $     19,464   $     15,629   $        340
Variable account expenses                                         8,266            534         10,432          6,127          2,408
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,512            (91)         9,032          9,502         (2,068)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         152,851            557        102,161        217,045         78,332
    Cost of investments sold                                    152,982            540         99,092        217,988        113,693
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (131)            17          3,069           (943)       (35,361)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (18,391)           404        (22,362)       (18,109)       (15,408)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (18,522)           421        (19,293)       (19,052)       (50,769)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (11,010)  $        330   $    (10,261)  $     (9,550)  $    (52,837)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC4          WSMC5          WSMC7        WVAS2(1)       WVAS4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,533   $        985   $      3,177   $         --   $         87
Variable account expenses                                        24,368          5,062         14,625             11            458
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (19,835)        (4,077)       (11,448)           (11)          (371)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         328,838         94,190        197,659            146          3,591
    Cost of investments sold                                    493,308        137,778        294,348            145          4,094
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (164,470)       (43,588)       (96,689)             1           (503)
Distributions from capital gains                                     --             --             --              4            609
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)       (96,453)      (352,145)            31         (5,542)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (627,743)      (140,041)      (448,834)            36         (5,436)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (647,578)  $   (144,118)  $   (460,282)  $         25   $     (5,807)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS5(2)       WVAS7(1)          EMU           WMSS2          WMSS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         76   $         58   $      8,848   $        556   $      9,272
Variable account expenses                                           238            201         12,800          1,283         15,166
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (162)          (143)        (3,952)          (727)        (5,894)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          14,456         15,073        400,698          6,618        168,777
    Cost of investments sold                                     15,260         18,355        454,278          6,756        187,452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (804)        (3,282)       (53,580)          (138)       (18,675)
Distributions from capital gains                                    529            412         21,939          1,378         22,990
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)           (24)      (117,038)       (11,653)      (152,498)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,096)        (2,894)      (148,679)       (10,413)      (148,183)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,258)  $     (3,037)  $   (152,631)  $    (11,140)  $   (154,077)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS7           JUS           WUSE2          WUSE4          WUSE7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,828   $      5,058   $        806   $      7,511   $      6,379
Variable account expenses                                        10,266         11,783          2,463         17,116         12,533
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,438)        (6,725)        (1,657)        (9,605)        (6,154)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         202,930        387,059         31,557        176,541        111,420
    Cost of investments sold                                    210,925        535,477         46,952        229,345        152,980
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,995)      (148,418)       (15,395)       (52,804)       (41,560)
Distributions from capital gains                                 19,409             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (136,508)       (72,750)       (28,674)      (231,168)      (238,255)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (125,094)      (221,168)       (44,069)      (283,972)      (279,815)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (127,532)  $   (227,893)  $    (45,726)  $   (293,577)  $   (285,969)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        JMC           WMCV2          WMCV4          WMCV7          WGIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,916   $      1,974   $     19,958   $     17,005   $        290
Variable account expenses                                         7,465          3,183         28,271         21,743            902
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,549)        (1,209)        (8,313)        (4,738)          (612)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          57,002         12,867        520,492        485,511         15,846
    Cost of investments sold                                     57,647         12,963        526,904        465,909         19,444
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (645)           (96)        (6,412)        19,602         (3,598)
Distributions from capital gains                                  1,726            576          5,823          4,961             --
Net change in unrealized appreciation or
  depreciation of investments                                   (39,029)       (13,154)      (158,087)      (147,181)        (9,346)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (37,948)       (12,674)      (158,676)      (122,618)       (12,944)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (39,497)  $    (13,883)  $   (166,989)  $   (127,356)  $    (13,556)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS4          WGIS5          WGIS7          EUT            WUTS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,819   $      1,065   $      5,614   $     51,104   $      7,536
Variable account expenses                                        16,415          2,658         12,782         26,467          4,421
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,596)        (1,593)        (7,168)        24,637          3,115
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         371,562         14,947        368,289        566,798         63,719
    Cost of investments sold                                    452,899         19,325        422,181        977,464        112,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (81,337)        (4,378)       (53,892)      (410,666)       (48,574)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (193,941)       (44,330)      (199,869)      (219,673)       (39,986)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (275,278)       (48,708)      (253,761)      (630,339)       (88,560)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (284,874)  $    (50,301)  $   (260,929)  $   (605,702)  $    (85,445)
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WUTS4          WUTS7        WOGS2(1)       WOGS4(1)       WOGS5(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     62,983   $     32,042   $         --   $         --   $         --
Variable account expenses                                        31,771         14,275              2              9             28
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  31,212         17,767             (2)            (9)           (28)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         812,789        613,931            133            141         11,462
    Cost of investments sold                                  1,394,844        927,590            172            145         11,636
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (582,055)      (313,659)           (39)            (4)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (178,216)       (76,691)            --           (129)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (760,271)      (390,350)           (39)          (133)          (280)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (729,059)  $   (372,583)  $        (41)  $       (142)  $       (308)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(1)       WSTB2(1)       WSTB4(1)       WSTB5(1)       WSTB7(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                            90              2            462             15            420
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (90)            (2)          (462)           (15)          (420)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             222            177          1,436             15         10,974
    Cost of investments sold                                        276            171          1,407             15         11,080
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (54)             6             29             --           (106)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)            --          4,144            228          4,203
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,982)             6          4,173            228          4,097
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (3,072)  $          4   $      3,711   $        213   $      3,677
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC2(1)       WHSC4(1)       WHSC5(1)       WHSC7(1)         EPL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     13,244
Variable account expenses                                           178            206             33             56         21,240
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (178)          (206)           (33)           (56)        (7,996)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             319          4,003          5,890            208        657,182
    Cost of investments sold                                        330          4,465          6,022            233        863,475
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (11)          (462)          (132)           (25)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,004)        (2,871)          (174)        (1,118)      (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,015)        (3,333)          (306)        (1,143)      (308,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,193)  $     (3,539)  $       (339)  $     (1,199)  $   (316,416)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIGR2          WIGR4          WIGR7          EPT            WVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,432   $     27,059   $     20,027   $         --   $         --
Variable account expenses                                         6,644         45,117         28,387          8,680          4,230
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,212)       (18,058)        (8,360)        (8,680)        (4,230)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         121,629        586,172        315,045        134,889         43,762
    Cost of investments sold                                    179,690        867,160        460,090        219,907         91,995
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (58,061)      (280,988)      (145,045)       (85,018)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)      (364,995)      (341,764)      (147,219)       (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (83,305)      (645,983)      (486,809)      (232,237)      (101,567)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (86,517)  $   (664,041)  $   (495,169)  $   (240,917)  $   (105,797)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WVIS4          WVIS7          WAAL2          WAAL4          WAAL5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     28,300   $    166,975   $     14,602
Variable account expenses                                        33,462         22,238         22,764        119,638          9,043
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (33,462)       (22,238)         5,536         47,337          5,559
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         581,721        424,754        280,137      2,325,367        113,612
    Cost of investments sold                                  1,067,838        814,339        355,153      2,893,988        135,792
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (486,117)      (389,585)       (75,016)      (568,621)       (22,180)
Distributions from capital gains                                     --             --         14,748         85,070          6,425
Net change in unrealized appreciation or
  depreciation of investments                                  (416,123)      (323,984)      (173,329)      (924,674)       (94,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (902,240)      (713,569)      (233,597)    (1,408,225)      (110,166)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (935,702)  $   (735,807)  $   (228,061)  $ (1,360,888)  $   (104,607)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL7          WEQI2          WEQI4          WEQI5          WEQI7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     92,203   $      7,175   $     35,014   $     11,858   $     30,966
Variable account expenses                                        53,762          7,361         32,060          9,640         23,178
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  38,441           (186)         2,954          2,218          7,788
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         811,868         34,950        869,868        220,788        367,133
    Cost of investments sold                                    969,793         44,725        994,443        272,257        415,271
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (157,925)        (9,775)      (124,575)       (51,469)       (48,138)
Distributions from capital gains                                 44,989             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (623,891)       (95,379)      (398,932)      (131,908)      (402,682)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (736,827)      (105,154)      (523,507)      (183,377)      (450,820)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (698,386)  $   (105,340)  $   (520,553)  $   (181,159)  $   (443,032)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV2          WEQV4          WEQV5          WEQV7          WGRO2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,117   $      7,566   $      1,709   $      6,938   $        116
Variable account expenses                                         5,261          7,788          1,763          6,109          1,669
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,144)          (222)           (54)           829         (1,553)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          17,840        153,245         54,012         31,508         18,306
    Cost of investments sold                                     23,932        189,752         62,191         38,470         27,460
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,092)       (36,507)        (8,179)        (6,962)        (9,154)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (89,480)      (131,710)       (30,663)      (141,882)       (21,353)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (95,572)      (168,217)       (38,842)      (148,844)       (30,507)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (96,716)  $   (168,439)  $    (38,896)  $   (148,015)  $    (32,060)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGRO4          WGRO5          WGRO7          WIEQ2          WIEQ4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        368   $        170   $        252   $         26   $        418
Variable account expenses                                         4,645          1,865          2,811            202          3,154
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,277)        (1,695)        (2,559)          (176)        (2,736)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         187,210         20,399        106,154            204         64,407
    Cost of investments sold                                    280,263         29,728        128,234            231         78,747
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (93,053)        (9,329)       (22,080)           (27)       (14,340)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,126)       (31,642)       (44,652)        (3,665)       (44,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (99,179)       (40,971)       (66,732)        (3,692)       (58,399)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (103,456)  $    (42,666)  $    (69,291)  $     (3,868)  $    (61,135)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIEQ5          WIEQ7          WLCG2          WLCG4          WLCG5
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        100   $        317   $         --   $         --   $         --
Variable account expenses                                           691          1,851         23,478        110,675         18,376
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (591)        (1,534)       (23,478)      (110,675)       (18,376)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             764          9,647        198,000      1,773,730        314,740
    Cost of investments sold                                        871         12,994        312,795      2,669,896        459,415
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (107)        (3,347)      (114,795)      (896,166)      (144,675)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,222)       (39,102)      (379,411)    (1,844,393)      (319,971)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,329)       (42,449)      (494,206)    (2,740,559)      (464,646)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,920)  $    (43,983)  $   (517,684)  $ (2,851,234)  $   (483,022)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WLCG7          WMMK2          WMMK4          WMMK5          WMMK7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     17,340   $     95,541   $      9,267   $     34,771
Variable account expenses                                        75,867         21,583        104,480          9,634         31,532
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (75,867)        (4,243)        (8,939)          (367)         3,239
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,014,619        432,059      6,597,660        878,877      1,312,731
    Cost of investments sold                                  3,112,689        431,786      6,593,630        879,441      1,312,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,098,070)           273          4,030           (564)           438
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,178,314)        (1,346)        (8,861)          (100)        (2,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (2,276,384)        (1,073)        (4,831)          (664)        (2,249)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $ (2,352,251)  $     (5,316)  $    (13,770)  $     (1,031)  $        990
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG2          WSCG4          WSCG5          WSCG7          WCBD2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     67,758
Variable account expenses                                         3,564         17,449          5,217         12,084         18,896
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,564)       (17,449)        (5,217)       (12,084)        48,862
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          42,690        302,065        156,335        160,022         22,217
    Cost of investments sold                                     90,644        585,965        263,708        359,417         22,165
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (47,954)      (283,900)      (107,373)      (199,395)            52
Distributions from capital gains                                     --             --             --             --          1,893
Net change in unrealized appreciation or
  depreciation of investments                                   (67,701)      (345,353)       (94,132)      (324,350)        16,494
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (115,655)      (629,253)      (201,505)      (523,745)        18,439
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (119,219)  $   (646,702)  $   (206,722)  $   (535,829)  $     67,301
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     WCBD4          WCBD5          WCBD7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                         $    107,407   $     10,660   $     75,063
Variable account expenses                                                                      26,377          2,524         15,269
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                81,030          8,136         59,794
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                       343,016         68,893        131,395
    Cost of investments sold                                                                  340,947         68,668        131,150
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                2,069            225            245
Distributions from capital gains                                                                3,114            288          2,048
Net change in unrealized appreciation or
  depreciation of investments                                                                  29,620          2,837         21,916
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                 34,803          3,350         24,209
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $    115,833   $     11,486   $     84,003
===================================================================================================================================


(1)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.
(2)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   WBCA2          WBCA4          WBCA5          WBCA7           ECR
OPERATIONS
Investment income (loss) -- net                            $     (1,915)  $     (3,830)  $       (583)  $     (2,345)  $    (64,875)
Net realized gain (loss) on sales of investments                (40,142)      (102,764)        (2,009)       (54,782)      (898,219)
Distributions from capital gains                                     --             --             --             --        657,303
Net change in unrealized appreciation or
  depreciation of investments                                   (17,250)       (69,401)       (24,845)      (104,146)    (1,726,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (59,307)      (175,995)       (27,437)      (161,273)    (2,032,726)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,213         36,634            368         23,744         30,404
Net transfers(1)                                                (99,652)       (66,153)        30,683         43,708       (196,333)
Annuity payments                                                     --             --             --             --           (415)
Contract terminations:
    Surrender benefits and contract charges                      (9,671)       (50,531)        (2,652)       (84,604)      (912,898)
    Death benefits                                                   --         (5,125)            --             --        (76,947)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (103,110)       (85,175)        28,399        (17,152)    (1,156,189)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 273,380        704,172         89,035        640,608      9,204,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    110,963   $    443,002   $     89,997   $    462,183   $  6,015,366
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          365,434        936,952        118,356        848,510      6,018,616
Contract purchase payments                                        8,222         61,881            571         33,153         22,795
Net transfers(1)                                               (163,388)      (142,235)        42,289         38,341       (173,273)
Contract terminations:
    Surrender benefits and contract charges                     (15,461)       (75,734)        (4,333)      (118,834)      (695,803)
    Death benefits                                                   --         (7,547)            --             --        (56,718)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                194,807        773,317        156,883        801,170      5,115,617
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR2          WCAR4          WCAR7          WDEI2          WDEI4
OPERATIONS
Investment income (loss) -- net                            $       (569)  $     (1,087)  $       (291)  $        (35)  $        678
Net realized gain (loss) on sales of investments                 (3,596)       (15,175)          (956)          (202)        (5,349)
Distributions from capital gains                                  4,792         10,672          3,718            129          1,933
Net change in unrealized appreciation or
  depreciation of investments                                   (14,342)       (28,129)       (14,183)        (7,212)      (123,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,715)       (33,719)       (11,712)        (7,320)      (126,072)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --          2,579            199             --         21,223
Net transfers(1)                                                     --          5,284             --          3,335        139,636
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (12,723)       (19,815)        (1,019)        (2,062)        (2,573)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (12,723)       (11,952)          (820)         1,273        158,286
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  66,981        145,548         51,383         36,955        495,002
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     40,543   $     99,877   $     38,851   $     30,908   $    527,216
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          100,519        217,630         76,478         34,122        455,345
Contract purchase payments                                           --          4,565            345             --         19,639
Net transfers(1)                                                     --          8,380             --          3,898        135,501
Contract terminations:
    Surrender benefits and contract charges                     (21,187)       (36,242)        (1,765)        (2,188)        (2,749)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 79,332        194,333         75,058         35,832        607,736
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDEI5          WDEI7          EIA            WEXI2          WEXI4
OPERATIONS
Investment income (loss) -- net                            $        423   $      1,799   $    129,113   $     10,742   $     24,748
Net realized gain (loss) on sales of investments                (16,785)        (1,658)      (362,028)        (3,342)       (22,559)
Distributions from capital gains                                    602          1,861             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (32,622)      (118,467)        20,273        (22,808)       (35,968)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (48,382)      (116,465)      (212,642)       (15,408)       (33,779)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       59,282         12,781         52,713             --          1,597
Net transfers(1)                                                 72,944        155,544     (1,262,400)        43,159        (54,185)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,980)       (16,845)      (143,224)        (8,813)       (10,991)
    Death benefits                                                   --         (1,328)    (1,429,584)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,246        150,152     (2,782,495)        34,346        (63,579)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 124,798        467,109      5,048,570        160,942        422,046
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    206,662   $    500,796   $  2,053,433   $    179,880   $    324,688
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          114,711        427,781      5,448,890        178,193        465,739
Contract purchase payments                                       61,403         12,658         58,806             --          1,892
Net transfers(1)                                                 63,894        150,660     (1,383,268)        49,233        (66,247)
Contract terminations:
    Surrender benefits and contract charges                      (2,095)       (16,395)      (160,532)       (10,936)       (12,684)
    Death benefits                                                   --         (1,439)    (1,561,011)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                237,913        573,265      2,402,885        216,490        388,700
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEXI7          WFDI2          WFDI4          WFDI5          WFDI7
OPERATIONS
Investment income (loss) -- net                            $     28,956   $      8,630   $     30,653   $      2,479   $     20,728
Net realized gain (loss) on sales of investments                 (4,785)         1,445          4,920          1,188          3,177
Distributions from capital gains                                     --          6,210         14,100          1,151          8,158
Net change in unrealized appreciation or
  depreciation of investments                                   (43,896)        16,042         42,581          2,801         23,661
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (19,725)        32,327         92,254          7,619         55,724
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,716         41,907         70,238        171,931         79,903
Net transfers(1)                                                320,147        637,757      1,229,575         (3,423)       729,716
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,217)       (40,156)       (76,492)       (18,805)       (69,193)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  347,646        639,508      1,223,321        149,703        740,426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 258,739        651,237      1,626,602        129,904        901,103
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    586,660   $  1,323,072   $  2,942,177   $    287,226   $  1,697,253
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          278,705        591,918      1,473,252        117,173        804,773
Contract purchase payments                                       57,652         37,363         62,452        150,459         69,868
Net transfers(1)                                                376,323        561,602      1,086,978         (2,719)       634,950
Contract terminations:
    Surrender benefits and contract charges                     (28,812)       (35,584)       (67,765)       (16,668)       (59,894)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                683,868      1,155,299      2,554,917        248,245      1,449,697
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      EGD           WNDM2          WNDM4          WNDM7        WSVA2(2)
OPERATIONS
Investment income (loss) -- net                            $    (41,131)  $     (4,697)  $    (11,582)  $     (6,921)  $         (2)
Net realized gain (loss) on sales of investments               (389,272)      (108,217)      (148,871)       (56,800)           (36)
Distributions from capital gains                                  4,843            437          1,299            963              1
Net change in unrealized appreciation or
  depreciation of investments                                  (835,351)        12,018       (169,140)      (204,668)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,260,911)      (100,459)      (328,294)      (267,426)           (37)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       98,844             --        224,122        125,775            171
Net transfers(1)                                                 19,201       (167,430)       (94,572)        71,921             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (351,159)       (29,203)       (38,988)       (23,092)          (134)
    Death benefits                                              (31,761)            --         (3,147)       (12,038)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (264,875)      (196,633)        87,415        162,566             37
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,370,338        493,837      1,283,998      1,044,787             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,844,552   $    196,745   $  1,043,119   $    939,927   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,236,699        700,758      1,815,474      1,471,323             --
Contract purchase payments                                       92,519             --        319,843        186,734            171
Net transfers(1)                                                (43,333)      (291,564)      (158,220)       111,974             --
Contract terminations:
    Surrender benefits and contract charges                    (320,023)       (45,818)       (56,242)       (36,800)          (171)
    Death benefits                                              (27,556)            --         (4,951)       (18,962)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,938,306        363,376      1,915,904      1,714,269             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA4(2)       WSVA5(2)       WSVA7(2)         WSCA2          WSCA4
OPERATIONS
Investment income (loss) -- net                            $       (163)  $        (77)  $        (41)  $       (521)  $     (6,708)
Net realized gain (loss) on sales of investments                   (597)           (18)          (148)        (1,073)       (20,396)
Distributions from capital gains                                    104             91             72             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,996)          (908)           578         (4,855)       (78,588)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,652)          (912)           461         (6,449)      (105,692)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          173         24,984            171             --         31,540
Net transfers(1)                                                 35,339          3,420         17,231         (4,126)        40,781
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,015)          (168)          (135)          (202)       (19,386)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   31,497         28,236         17,267         (4,328)        52,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         35,756        455,997
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,845   $     27,324   $     17,728   $     24,979   $    403,240
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --         43,448        551,924
Contract purchase payments                                          173         30,481            171             --         45,889
Net transfers(1)                                                 39,520          4,316         22,399         (5,963)        26,986
Contract terminations:
    Surrender benefits and contract charges                      (4,437)          (213)          (171)          (281)       (27,742)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 35,256         34,584         22,399         37,204        597,057
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA5          WSCA7          ECA            WCAP2          WCAP4
OPERATIONS
Investment income (loss) -- net                            $     (1,325)  $     (1,601)  $    (39,657)  $     (3,838)  $    (30,151)
Net realized gain (loss) on sales of investments                 (1,615)           723     (1,091,372)        (7,151)      (384,096)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,052)       (27,325)       222,768        (58,801)      (233,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (18,992)       (28,203)      (908,261)       (69,790)      (647,981)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       44,437         47,398         98,697          2,280         34,676
Net transfers(1)                                                 17,741        162,942       (693,952)         8,251       (173,367)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (305)        (7,615)      (199,015)       (14,653)      (115,285)
    Death benefits                                                   --             --        (24,557)            --           (158)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,873        202,725       (818,827)        (4,122)      (254,134)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  73,797         34,253      4,056,971        279,846      2,548,532
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    116,678   $    208,775   $  2,329,883   $    205,934   $  1,646,417
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           89,259         41,279      4,269,369        494,419      4,484,681
Contract purchase payments                                       61,883         56,161        120,479          5,657         58,482
Net transfers(1)                                                 21,837        218,503       (822,939)        18,158       (421,044)
Contract terminations:
    Surrender benefits and contract charges                        (431)        (8,931)      (246,312)       (29,307)      (234,044)
    Death benefits                                                   --             --        (33,353)            --           (285)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                172,548        307,012      3,287,244        488,927      3,887,790
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP7           EVA           WVAL2          WVAL4          WVAL7
OPERATIONS
Investment income (loss) -- net                            $    (15,408)  $   (121,200)  $    (14,346)  $    (61,703)  $    (37,819)
Net realized gain (loss) on sales of investments               (226,099)    (1,307,825)      (308,446)      (774,318)      (609,773)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (149,074)    (3,065,392)       (73,941)    (1,384,143)    (1,073,734)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (390,581)    (4,494,417)      (396,733)    (2,220,164)    (1,721,326)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       35,242        187,503          3,561        122,458        191,111
Net transfers(1)                                                (22,383)      (571,168)      (308,306)      (201,749)      (387,059)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (141,568)      (848,859)       (45,891)      (525,846)      (189,529)
    Death benefits                                               (2,706)      (117,677)       (24,163)        (4,109)       (62,381)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (131,415)    (1,350,201)      (374,799)      (609,246)      (447,858)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,568,987     14,616,875      1,300,811      6,960,894      5,506,117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,046,991   $  8,772,257   $    529,279   $  4,131,484   $  3,336,933
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,749,366     11,706,176      1,872,485      9,986,904      7,863,486
Contract purchase payments                                       64,641        151,341          4,883        210,241        289,023
Net transfers(1)                                                (64,211)      (680,064)      (623,318)      (596,440)      (793,879)
Contract terminations:
    Surrender benefits and contract charges                    (289,205)      (833,967)       (87,883)      (954,515)      (327,672)
    Death benefits                                               (5,920)      (120,099)       (54,569)       (18,336)      (111,466)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,454,671     10,223,387      1,111,598      8,627,854      6,919,492
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ESR           WSRG2          WSRG4          WSRG7          WDYC2
OPERATIONS
Investment income (loss) -- net                            $     (3,517)  $     (1,466)  $     (8,876)  $     (5,807)  $       (115)
Net realized gain (loss) on sales of investments                (13,656)       (13,042)      (116,837)      (136,609)           (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (92,498)       (23,602)      (140,872)       (74,363)          (897)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (109,671)       (38,110)      (266,585)      (216,779)        (1,023)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,372          3,036         15,181          4,518             --
Net transfers(1)                                                  6,793         (9,593)       (68,096)       (31,268)         6,552
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (11,800)       (11,274)       (67,834)      (137,422)           (16)
    Death benefits                                                   --             --             --        (13,835)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,365        (17,831)      (120,749)      (178,007)         6,536
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 356,909        130,738        931,607        790,376          3,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    248,603   $     74,797   $    544,273   $    395,590   $      8,605
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          433,646        191,102      1,356,354      1,145,387          3,252
Contract purchase payments                                        7,672          5,819         27,382          6,900             --
Net transfers(1)                                                  8,427        (19,268)      (125,284)       (67,690)         6,721
Contract terminations:
    Surrender benefits and contract charges                     (18,659)       (21,221)      (127,067)      (245,051)           (21)
    Death benefits                                                   --             --             --        (22,998)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                431,086        156,432      1,131,385        816,548          9,952
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDYC4          WDYC5          WDYC7          WHIP2          WHIP4
OPERATIONS
Investment income (loss) -- net                            $     (1,948)  $        (59)  $       (883)  $      1,068   $      4,579
Net realized gain (loss) on sales of investments                 (2,481)            (9)           306            (43)        (2,187)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (15,357)          (865)        (7,308)          (836)          (488)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (19,786)          (933)        (7,885)           189          1,904
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       16,787          5,359         17,836             --         10,821
Net transfers(1)                                                149,103          1,029         12,941             --         50,676
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (246)            (8)           (21)           (60)       (19,926)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  165,644          6,380         30,756            (60)        41,571
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  62,704            954         57,072         11,996         52,812
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    208,562   $      6,401   $     79,943   $     12,125   $     96,287
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           65,846          1,001         59,850         13,187         57,973
Contract purchase payments                                       18,095          5,332         18,408             --         11,991
Net transfers(1)                                                156,627          1,047         13,527             --         56,501
Contract terminations:
    Surrender benefits and contract charges                        (280)            (8)           (24)           (69)       (22,648)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                240,288          7,372         91,761         13,118        103,817
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP5          WHIP7          WMDC2          WMDC4          WMDC5
OPERATIONS
Investment income (loss) -- net                            $        111   $      6,406   $       (395)  $     (4,846)  $     (1,505)
Net realized gain (loss) on sales of investments                   (168)          (146)           191         (7,221)        (2,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       824         (2,045)        (4,282)       (66,766)       (20,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         767          4,215         (4,486)       (78,833)       (24,642)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       12,720         40,215             --        129,892         73,393
Net transfers(1)                                                  6,120         34,625         35,828        259,246         87,964
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (22)          (345)           (56)       (19,846)          (509)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   18,818         74,495         35,772        369,292        160,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,114         64,933          8,315        390,280         99,826
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,699   $    143,643   $     39,601   $    680,739   $    236,032
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,417         71,118          7,839        367,294         93,943
Contract purchase payments                                       14,124         44,407             --        128,050         72,258
Net transfers(1)                                                  6,950         39,047         34,385        246,074         84,663
Contract terminations:
    Surrender benefits and contract charges                         (24)          (391)           (42)       (18,765)          (536)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,467        154,181         42,182        722,653        250,328
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMDC7          WISE2          WISE4          WISE5          WISE7
OPERATIONS
Investment income (loss) -- net                            $     (4,304)  $     22,789   $    204,628   $     11,533   $    109,678
Net realized gain (loss) on sales of investments                 (1,425)       (22,257)       (61,230)        (4,783)       (46,003)
Distributions from capital gains                                     --          5,881         50,458          2,879         26,249
Net change in unrealized appreciation or
  depreciation of investments                                  (103,118)       (16,233)      (256,744)       (10,393)      (122,237)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (108,847)        (9,820)       (62,888)          (764)       (32,313)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      173,017         25,247        297,425         29,223        132,871
Net transfers(1)                                                200,444         56,744        502,176        108,075        148,891
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (24,180)       (22,403)      (140,609)       (19,648)      (141,717)
    Death benefits                                                   --             --             --             --         (1,901)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  349,281         59,588        658,992        117,650        138,144
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 710,611        279,555      1,977,381         99,796      1,119,271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    951,045   $    329,323   $  2,573,485   $    216,682   $  1,225,102
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          667,442        284,702      2,006,000        101,150        968,933
Contract purchase payments                                      164,673         26,675        301,608         30,454        113,987
Net transfers(1)                                                198,570         54,128        500,645        112,031        122,278
Contract terminations:
    Surrender benefits and contract charges                     (25,386)       (22,529)      (143,061)       (19,537)      (123,668)
    Death benefits                                                   --             --             --             --         (1,631)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,005,299        342,976      2,665,192        224,098      1,079,899
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        ERE           WRES2          WRES4          WRES7          WSMC2
OPERATIONS
Investment income (loss) -- net                            $      7,512   $        (91)  $      9,032   $      9,502   $     (2,068)
Net realized gain (loss) on sales of investments                   (131)            17          3,069           (943)       (35,361)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (18,391)           404        (22,362)       (18,109)       (15,408)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (11,010)           330        (10,261)        (9,550)       (52,837)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       71,924          6,840         58,501        241,375          1,870
Net transfers(1)                                                285,762         51,758        352,745        262,230         18,483
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (34,903)           (50)       (17,684)       (57,635)       (11,647)
    Death benefits                                              (17,724)            --             --         (1,436)       (13,952)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  305,059         58,548        393,562        444,534         (5,246)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 433,717         13,879        468,633        170,012        175,174
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    727,766   $     72,757   $    851,934   $    604,996   $    117,091
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          325,305         11,085        372,972        119,378        347,835
Contract purchase payments                                       51,754          5,594         44,942        165,705          6,868
Net transfers(1)                                                203,060         41,226        269,537        174,674         51,347
Contract terminations:
    Surrender benefits and contract charges                     (25,006)           (41)       (13,730)       (37,663)       (26,387)
    Death benefits                                              (13,262)            --             --           (911)       (48,268)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                541,851         57,864        673,721        421,183        331,395
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC4          WSMC5          WSMC7        WVAS2(2)       WVAS4(2)
OPERATIONS
Investment income (loss) -- net                            $    (19,835)  $     (4,077)  $    (11,448)  $        (11)  $       (371)
Net realized gain (loss) on sales of investments               (164,470)       (43,588)       (96,689)             1           (503)
Distributions from capital gains                                     --             --             --              4            609
Net change in unrealized appreciation or
  depreciation of investments                                  (463,273)       (96,453)      (352,145)            31         (5,542)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,578)      (144,118)      (460,282)            25         (5,807)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      123,567         49,329        215,530            171         22,700
Net transfers(1)                                                270,529         82,845         87,170          3,172         62,776
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (94,297)        (2,096)       (80,697)          (135)        (3,831)
    Death benefits                                                   --         (7,858)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  299,799        122,220        222,003          3,208         81,645
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,818,769        366,045      1,325,806             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,470,990   $    344,147   $  1,087,527   $      3,233   $     75,838
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,329,865        723,446      2,416,038             --             --
Contract purchase payments                                      235,703        111,709        416,981            172         27,144
Net transfers(1)                                                479,373        159,005        157,503          4,082         72,835
Contract terminations:
    Surrender benefits and contract charges                    (212,597)        (5,560)      (177,226)          (172)        (4,303)
    Death benefits                                                   --        (21,401)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,832,344        967,199      2,813,296          4,082         95,676
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS5(3)       WVAS7(2)         EMU            WMSS2          WMSS4
OPERATIONS
Investment income (loss) -- net                            $       (162)  $       (143)  $     (3,952)  $       (727)  $     (5,894)
Net realized gain (loss) on sales of investments                   (804)        (3,282)       (53,580)          (138)       (18,675)
Distributions from capital gains                                    529            412         21,939          1,378         22,990
Net change in unrealized appreciation or
  depreciation of investments                                    (2,821)           (24)      (117,038)       (11,653)      (152,498)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,258)        (3,037)      (152,631)       (11,140)      (154,077)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,182         23,955        220,117          1,322        197,266
Net transfers(1)                                                 28,081         26,211        367,398         87,148        383,581
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (546)          (139)       (69,009)          (242)       (43,314)
    Death benefits                                                   --             --         (3,193)            --         (6,081)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   51,717         50,027        515,313         88,228        531,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        673,880         47,990        811,937
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     48,459   $     46,990   $  1,036,562   $    125,078   $  1,189,312
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        546,335         41,027        691,209
Contract purchase payments                                       23,922         32,408        188,072          1,447        177,064
Net transfers(1)                                                 31,890         26,893        292,629         80,980        342,848
Contract terminations:
    Surrender benefits and contract charges                        (631)          (177)       (57,595)          (227)       (40,191)
    Death benefits                                                   --             --         (3,048)            --         (5,990)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 55,181         59,124        966,393        123,227      1,164,940
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS7          JUS            WUSE2          WUSE4          WUSE7
OPERATIONS
Investment income (loss) -- net                            $     (2,438)  $     (6,725)  $     (1,657)  $     (9,605)  $     (6,154)
Net realized gain (loss) on sales of investments                 (7,995)      (148,418)       (15,395)       (52,804)       (41,560)
Distributions from capital gains                                 19,409             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (136,508)       (72,750)       (28,674)      (231,168)      (238,255)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (127,532)      (227,893)       (45,726)      (293,577)      (285,969)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      139,820         54,459             --         57,788         69,897
Net transfers(1)                                                308,022        (27,691)        29,975        273,875        165,412
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,121)       (66,517)       (23,455)       (43,265)       (47,247)
    Death benefits                                               (1,230)       (17,578)        (4,503)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  428,491        (57,327)         2,017        288,398        188,062
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 648,734      1,028,024        168,023      1,164,420      1,079,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    949,693   $    742,804   $    124,314   $  1,159,241   $    981,844
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          520,959      1,182,703        212,189      1,464,691      1,352,225
Contract purchase payments                                      112,367         77,712             --         84,843         96,832
Net transfers(1)                                                258,926        (39,931)        40,163        409,563        213,602
Contract terminations:
    Surrender benefits and contract charges                     (15,895)       (87,663)       (40,180)       (64,830)       (69,597)
    Death benefits                                               (1,027)       (23,547)        (7,837)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                875,330      1,109,274        204,335      1,894,267      1,593,062
===================================================================================================================================

See accompanying notes to financial statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        JMC           WMCV2          WMCV4          WMCV7          WGIS2
OPERATIONS
Investment income (loss) -- net                            $     (1,549)  $     (1,209)  $     (8,313)  $     (4,738)  $       (612)
Net realized gain (loss) on sales of investments                   (645)           (96)        (6,412)        19,602         (3,598)
Distributions from capital gains                                  1,726            576          5,823          4,961             --
Net change in unrealized appreciation or
  depreciation of investments                                   (39,029)       (13,154)      (158,087)      (147,181)        (9,346)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (39,497)       (13,883)      (166,989)      (127,356)       (13,556)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,169          2,280        113,517        183,091             --
Net transfers(1)                                                146,113         27,784        508,442         43,045        (11,281)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,808)        (4,600)      (130,415)      (156,365)        (3,412)
    Death benefits                                              (22,546)            --             --         (1,395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  204,928         25,464        491,544         68,376        (14,693)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 390,010        170,918      1,532,938      1,633,177         72,835
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    555,441   $    182,499   $  1,857,493   $  1,574,197   $     44,586
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          279,529        109,824        982,105      1,040,769         86,671
Contract purchase payments                                       63,823          1,666         73,678        113,308             --
Net transfers(1)                                                100,828         16,768        291,575          9,856        (13,397)
Contract terminations:
    Surrender benefits and contract charges                      (4,250)        (3,179)       (81,592)       (97,917)        (5,025)
    Death benefits                                              (17,004)            --             --           (838)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                422,926        125,079      1,265,766      1,065,178         68,249
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS4          WGIS5          WGIS7          EUT            WUTS2
OPERATIONS
Investment income (loss) -- net                            $     (9,596)  $     (1,593)  $     (7,168)  $     24,637   $      3,115
Net realized gain (loss) on sales of investments                (81,337)        (4,378)       (53,892)      (410,666)       (48,574)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (193,941)       (44,330)      (199,869)      (219,673)       (39,986)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (284,874)       (50,301)      (260,929)      (605,702)       (85,445)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      221,193         48,400         43,017         34,780             --
Net transfers(1)                                                (67,322)        46,158         91,281        (85,887)       (41,917)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (81,810)        (1,126)       (76,982)      (148,479)       (13,105)
    Death benefits                                                   --             --         (8,727)       (20,393)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   72,061         93,432         48,589       (219,979)       (55,022)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,198,507        184,894      1,202,066      2,419,543        357,681
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    985,694   $    228,025   $    989,726   $  1,593,862   $    217,214
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,420,310        218,957      1,399,814      2,549,972        567,211
Contract purchase payments                                      271,454         66,992         53,156         45,551             --
Net transfers(1)                                                (76,343)        62,009        129,651       (167,099)       (88,669)
Contract terminations:
    Surrender benefits and contract charges                    (115,811)        (1,510)       (94,879)      (199,291)       (25,202)
    Death benefits                                                   --             --        (12,143)       (23,730)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,499,610        346,448      1,475,599      2,205,403        453,340
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WUTS4          WUTS7        WOGS2(2)       WOGS4(2)       WOGS5(2)
OPERATIONS
Investment income (loss) -- net                            $     31,212   $     17,767   $         (2)  $         (9)  $        (28)
Net realized gain (loss) on sales of investments               (582,055)      (313,659)           (39)            (4)          (174)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (178,216)       (76,691)            --           (129)          (106)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (729,059)      (372,583)           (41)          (142)          (308)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       42,655        110,070            172            173            214
Net transfers(1)                                               (381,916)      (189,329)            --          5,037          9,573
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (226,612)      (125,195)          (131)          (133)          (164)
    Death benefits                                               (2,229)        (5,565)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (568,102)      (210,019)            41          5,077          9,623
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,986,689      1,610,674             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,689,528   $  1,028,072   $         --   $      4,935   $      9,315
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,299,683      2,307,973             --             --             --
Contract purchase payments                                       67,478        174,595            171            173            214
Net transfers(1)                                               (769,404)      (317,698)            --          6,392         12,062
Contract terminations:
    Surrender benefits and contract charges                    (398,544)      (225,032)          (171)          (173)          (214)
    Death benefits                                               (3,912)        (9,248)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,195,301      1,930,590             --          6,392         12,062
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS7(2)       WSTB2(2)       WSTB4(2)       WSTB5(2)       WSTB7(2)
OPERATIONS
Investment income (loss) -- net                            $        (90)  $         (2)  $       (462)  $        (15)  $       (420)
Net realized gain (loss) on sales of investments                    (54)             6             29             --           (106)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,928)            --          4,144            228          4,203
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,072)             4          3,711            213          3,677
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          171            172         17,264          7,295         98,288
Net transfers(1)                                                 13,404             --         65,109          3,095         12,245
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (132)          (176)          (975)          (220)          (176)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   13,443             (4)        81,398         10,170        110,357
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,371   $         --   $     85,109   $     10,383   $    114,034
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                          171            171         17,691          7,224         98,452
Net transfers(1)                                                 13,410             --         65,912          3,066         12,245
Contract terminations:
    Surrender benefits and contract charges                        (171)          (171)          (972)          (214)          (171)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 13,410             --         82,631         10,076        110,526
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC2(2)       WHSC4(2)       WHSC5(2)       WHSC7(2)         EPL
OPERATIONS
Investment income (loss) -- net                            $       (178)  $       (206)  $        (33)  $        (56)  $     (7,996)
Net realized gain (loss) on sales of investments                    (11)          (462)          (132)           (25)      (206,293)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,004)        (2,871)          (174)        (1,118)      (102,127)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,193)        (3,539)          (339)        (1,199)      (316,416)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,780         10,803            214          3,334        147,834
Net transfers(1)                                                 17,239         21,313         10,541          7,783         62,726
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (141)        (3,798)          (176)          (152)      (107,087)
    Death benefits                                                   --             --             --             --        (37,057)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,878         28,318         10,579         10,965         66,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      1,651,442
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     27,685   $     24,779   $     10,240   $      9,766   $  1,401,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      1,775,441
Contract purchase payments                                       12,981         12,038            212          3,906        177,170
Net transfers(1)                                                 20,317         21,954         12,234          7,926         73,923
Contract terminations:
    Surrender benefits and contract charges                        (169)        (4,370)          (212)          (181)      (125,002)
    Death benefits                                                   --             --             --             --        (45,623)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 33,129         29,622         12,234         11,651      1,855,909
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIGR2          WIGR4          WIGR7           EPT           WVIS2
OPERATIONS
Investment income (loss)-- net                             $     (3,212)  $    (18,058)  $     (8,360)  $     (8,680)  $     (4,230)
Net realized gain (loss) on sales of investments                (58,061)      (280,988)      (145,045)       (85,018)       (48,233)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,244)      (364,995)      (341,764)      (147,219)       (53,334)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (86,517)      (664,041)      (495,169)      (240,917)  $   (105,797)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         73,080        161,679         51,041             --
Net transfers(1)                                                 12,227       (161,345)        (3,612)        69,514         19,248
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,251)      (189,005)       (81,384)       (32,588)       (22,915)
    Death benefits                                              (18,305)        (8,466)       (16,779)        (6,172)       (12,144)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (25,329)      (285,736)        59,904         81,795        (15,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 427,111      3,578,970      2,549,943        716,724        320,856
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,265   $  2,629,193   $  2,114,678   $    557,602   $    199,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          729,923      6,093,986      3,906,060        781,502        668,133
Contract purchase payments                                           --        129,691        262,759         66,697             --
Net transfers(1)                                                 14,455       (337,759)       (18,571)        91,652         43,518
Contract terminations:
    Surrender benefits and contract charges                     (36,485)      (352,624)      (141,736)       (42,417)       (62,850)
    Death benefits                                              (42,386)       (16,038)       (26,458)        (9,205)       (41,062)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                665,507      5,517,256      3,982,054        888,229        607,739
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WVIS4          WVIS7          WAAL2          WAAL4          WAAL5
OPERATIONS
Investment income (loss) -- net                            $    (33,462)  $    (22,238)  $      5,536   $     47,337   $      5,559
Net realized gain (loss) on sales of investments               (486,117)      (389,585)       (75,016)      (568,621)       (22,180)
Distributions from capital gains                                     --             --         14,748         85,070          6,425
Net change in unrealized appreciation or
  depreciation of investments                                  (416,123)      (323,984)      (173,329)      (924,674)       (94,411)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (935,702)      (735,807)      (228,061)    (1,360,888)      (104,607)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       96,346         77,736          2,968        403,343        250,073
Net transfers(1)                                               (212,598)       (18,381)        30,007       (832,654)       187,525
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (130,496)      (121,643)      (159,658)      (660,701)       (47,568)
    Death benefits                                               (4,868)        (8,990)            --         (9,792)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (251,616)       (71,278)      (126,683)    (1,099,804)       390,030
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,952,490      2,309,350      1,516,123      9,270,660        524,837
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,765,172   $  1,502,265   $  1,161,379   $  6,809,968   $    810,260
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,122,171      4,717,027      1,684,690     10,262,679        580,121
Contract purchase payments                                      224,491        166,702          3,403        462,802        281,902
Net transfers(1)                                               (655,097)       (84,110)        24,875     (1,133,184)       208,535
Contract terminations:
    Surrender benefits and contract charges                    (323,622)      (303,726)      (207,738)      (803,921)       (27,816)
    Death benefits                                              (16,125)       (20,380)            --        (12,109)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,351,818      4,475,513      1,505,230      8,776,267      1,042,742
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL7          WEQI2          WEQI4          WEQI5          WEQI7
OPERATIONS
Investment income (loss) -- net                            $     38,441   $       (186)  $      2,954   $      2,218   $      7,788
Net realized gain (loss) on sales of investments               (157,925)        (9,775)      (124,575)       (51,469)       (48,138)
Distributions from capital gains                                 44,989             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (623,891)       (95,379)      (398,932)      (131,908)      (402,682)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (698,386)      (105,340)      (520,553)      (181,159)      (443,032)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      167,102          3,147        372,840        106,066        100,538
Net transfers(1)                                               (131,556)        37,200         69,391        285,822        197,266
Annuity payments                                                 (2,161)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (164,158)       (20,997)      (206,851)       (20,400)      (169,644)
    Death benefits                                              (13,520)            --        (14,034)            --        (85,366)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (144,293)        19,350        221,346        371,488         42,794
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,892,558        486,916      2,180,602        581,596      2,158,213
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,049,879   $    400,926   $  1,881,395   $    771,925   $  1,757,975
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,342,736        465,865      2,076,312        553,495      2,040,495
Contract purchase payments                                      190,147          3,494        378,026        118,661         97,709
Net transfers(1)                                               (190,980)        38,159         46,435        272,347        202,431
Contract terminations:
    Surrender benefits and contract charges                    (186,950)       (25,046)      (232,969)       (22,153)      (174,797)
    Death benefits                                              (17,102)            --        (16,529)            --        (82,397)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,137,851        482,472      2,251,275        922,350      2,083,441
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV2          WEQV4          WEQV5          WEQV7          WGRO2
OPERATIONS
Investment income (loss) -- net                            $     (1,144)  $       (222)  $        (54)  $        829   $     (1,553)
Net realized gain (loss) on sales of investments                 (6,092)       (36,507)        (8,179)        (6,962)        (9,154)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (89,480)      (131,710)       (30,663)      (141,882)       (21,353)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (96,716)      (168,439)       (38,896)      (148,015)       (32,060)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,191         64,309         15,052        110,621             --
Net transfers(1)                                                 (1,110)        95,102         32,380         69,030          9,134
Annuity payments                                                     --             --             --           (655)            --
Contract terminations:
    Surrender benefits and contract charges                      (8,806)        (5,562)        (9,521)       (11,270)       (15,249)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   (8,725)       153,849         37,911        167,726         (6,115)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 378,716        532,680        119,598        468,016        118,798
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    273,275   $    518,090   $    118,613   $    487,727   $     80,623
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          378,365        530,163        118,926        457,045        172,143
Contract purchase payments                                        1,247         67,480         13,804        120,523             --
Net transfers(1)                                                 (2,818)        98,354         36,396         72,147         13,240
Contract terminations:
    Surrender benefits and contract charges                     (11,154)        (6,777)       (11,500)       (11,818)       (25,521)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                365,640        689,220        157,626        637,897        159,862
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGRO4          WGRO5          WGRO7          WIEQ2          WIEQ4
OPERATIONS
Investment income (loss) -- net                            $     (4,277)  $     (1,695)  $     (2,559)  $       (176)  $     (2,736)
Net realized gain (loss) on sales of investments                (93,053)        (9,329)       (22,080)           (27)       (14,340)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,126)       (31,642)       (44,652)        (3,665)       (44,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (103,456)       (42,666)       (69,291)        (3,868)       (61,135)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          431          1,500         26,826            298         21,126
Net transfers(1)                                                   (997)        32,491        107,136         26,089         58,553
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (97,275)        (4,841)        (1,080)            (3)       (31,491)
    Death benefits                                               (3,026)            --        (22,408)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (100,867)        29,150        110,474         26,384         48,188
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 418,438        132,045        223,890          1,461        213,709
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    214,115   $    118,529   $    265,073   $     23,977   $    200,762
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          603,048        190,117        321,215          1,997        290,306
Contract purchase payments                                          636          2,591         47,249            410         32,245
Net transfers(1)                                                (16,357)        49,754        187,688         40,811         87,817
Contract terminations:
    Surrender benefits and contract charges                    (160,304)        (9,130)        (1,898)            (4)       (51,391)
    Death benefits                                               (4,861)            --        (35,308)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                422,162        233,332        518,946         43,214        358,977
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIEQ5          WIEQ7          WLCG2          WLCG4          WLCG5
OPERATIONS
Investment income (loss) -- net                            $       (591)  $     (1,534)  $    (23,478)  $   (110,675)  $    (18,376)
Net realized gain (loss) on sales of investments                   (107)        (3,347)      (114,795)      (896,166)      (144,675)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,222)       (39,102)      (379,411)    (1,844,393)      (319,971)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,920)       (43,983)      (517,684)    (2,851,234)      (483,022)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          949         18,395         27,556        533,030         88,484
Net transfers(1)                                                 18,496          4,106        141,996       (401,877)       178,523
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (139)        (1,851)       (79,286)      (515,477)       (85,300)
    Death benefits                                                   --             --        (19,065)       (15,719)       (14,130)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,306         20,650         71,201       (400,043)       167,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  44,272        161,059      1,718,476      9,519,858      1,513,369
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     49,658   $    137,726   $  1,271,993   $  6,268,581   $  1,197,924
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           60,272        217,982      2,334,663     12,882,345      2,046,364
Contract purchase payments                                        1,637         25,848         50,035        804,094        146,564
Net transfers(1)                                                 27,254          3,483        237,084       (839,128)       248,487
Contract terminations:
    Surrender benefits and contract charges                        (223)        (2,581)      (141,548)      (864,903)      (134,312)
    Death benefits                                                   --             --        (40,383)       (26,435)       (25,608)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 88,940        244,732      2,439,851     11,955,973      2,281,495
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WLCG7          WMMK2          WMMK4          WMMK5          WMMK7
OPERATIONS
Investment income (loss) -- net                            $    (75,867)  $     (4,243)  $     (8,939)  $       (367)  $      3,239
Net realized gain (loss) on sales of investments             (1,098,070)           273          4,030           (564)           438
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,178,314)        (1,346)        (8,861)          (100)        (2,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (2,352,251)        (5,316)       (13,770)        (1,031)           990
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      194,056        105,494        913,440        100,250        326,444
Net transfers(1)                                             (1,031,164)       (45,513)      (697,986)      (136,625)       464,305
Annuity payments                                                   (644)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (493,329)       (87,141)    (2,566,267)       (84,481)      (336,082)
    Death benefits                                              (97,546)       (16,987)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,428,627)       (44,147)    (2,350,813)      (120,856)       454,667
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,490,341      1,290,240      8,337,596        746,063      2,235,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,709,463   $  1,240,777   $  5,973,013   $    624,176   $  2,691,538
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       11,429,102      1,235,885      7,943,482        711,727      2,105,628
Contract purchase payments                                      292,508        101,277        870,707         95,694        307,345
Net transfers(1)                                             (1,852,807)       (43,938)      (669,600)      (130,614)       435,122
Contract terminations:
    Surrender benefits and contract charges                    (800,625)       (83,729)    (2,446,549)       (80,665)      (316,340)
    Death benefits                                             (156,313)       (16,313)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,911,865      1,193,182      5,698,040        596,142      2,531,755
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCG2          WSCG4          WSCG5          WSCG7          WCBD2
OPERATIONS
Investment income (loss) -- net                            $     (3,564)  $    (17,449)  $     (5,217)  $    (12,084)  $     48,862
Net realized gain (loss) on sales of investments                (47,954)      (283,900)      (107,373)      (199,395)            52
Distributions from capital gains                                     --             --             --             --          1,893
Net change in unrealized appreciation or
  depreciation of investments                                   (67,701)      (345,353)       (94,132)      (324,350)        16,494
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (119,219)      (646,702)      (206,722)      (535,829)        67,301
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          594         72,717         47,898         71,346         19,749
Net transfers(1)                                                 15,464        (85,102)        55,621        (67,070)         5,471
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (26,091)       (33,121)       (42,118)       (30,610)       (11,710)
    Death benefits                                                   --            (96)       (16,094)        (4,121)        (5,884)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (10,033)       (45,602)        45,307        (30,455)         7,626
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 293,708      1,657,193        475,868      1,346,093      1,116,235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    164,456   $    964,889   $    314,453   $    779,809   $  1,191,162
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          711,946      3,995,758      1,146,391      3,231,162        997,210
Contract purchase payments                                        1,631        257,210        155,481        189,459         17,436
Net transfers(1)                                                 34,152       (323,335)       130,970       (250,274)         4,709
Contract terminations:
    Surrender benefits and contract charges                     (92,745)      (108,124)      (127,379)       (92,083)       (10,336)
    Death benefits                                                   --           (253)       (61,974)       (11,770)        (5,208)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                654,984      3,821,256      1,243,489      3,066,494      1,003,811
===================================================================================================================================

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     WCBD4          WCBD5          WCBD7
OPERATIONS
Investment income (loss) -- net                                                          $     81,030   $      8,136   $     59,794
Net realized gain (loss) on sales of investments                                                2,069            225            245
Distributions from capital gains                                                                3,114            288          2,048
Net change in unrealized appreciation or
  depreciation of investments                                                                  29,620          2,837         21,916
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                   115,833         11,486         84,003
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    123,882         46,966         74,918
Net transfers(1)                                                                              341,813         (9,348)       314,072
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                  (140,812)       (24,029)       (43,338)
    Death benefits                                                                             (4,785)            --         (4,911)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                320,098         13,589        340,741
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             1,557,061        174,256      1,066,374
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $  1,992,992   $    199,331   $  1,491,118
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      1,386,348        155,001        933,725
Contract purchase payments                                                                    109,154         41,008         64,677
Net transfers(1)                                                                              300,912         (8,278)       270,088
Contract terminations:
    Surrender benefits and contract charges                                                  (121,646)       (20,765)       (37,310)
    Death benefits                                                                             (4,221)            --         (4,212)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            1,670,547        166,966      1,226,968
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life's fixed account.
(2)  For the period May 1, 2002 (commencement of operations) to Dec. 31, 2002.

(3)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                   WBCA2          WBCA4          WBCA5          WBCA7           ECR
OPERATIONS
Investment income (loss) -- net                            $     (1,795)  $     (4,040)  $       (320)  $     (2,106)  $   (111,333)
Net realized gain (loss) on sales of investments                 (2,097)       (25,131)           (75)        (4,724)      (395,515)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,726)       (75,821)        (5,895)       (67,532)    (1,830,120)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (29,618)      (104,992)        (6,290)       (74,362)    (2,336,968)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,628        281,266         58,641        101,490        171,541
Net transfers(1)                                                110,691        186,096         32,078        301,950        555,934
Annuity payments                                                     --             --             --             --           (554)
Contract terminations:
    Surrender benefits and contract charges                     (11,589)       (29,099)          (226)       (20,454)    (1,129,608)
    Death benefits                                                   --             --             --         (1,438)       (97,722)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  184,730        438,263         90,493        381,548       (500,409)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 118,268        370,901          4,832        333,422     12,041,658
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    273,380   $    704,172   $     89,035   $    640,608   $  9,204,281
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          129,725        406,164          5,289        364,380      6,357,512
Contract purchase payments                                      114,760        345,557         69,876        128,426         99,265
Net transfers(1)                                                136,479        222,007         43,491        383,458        332,557
Contract terminations:
    Surrender benefits and contract charges                     (15,530)       (36,776)          (300)       (25,792)      (709,387)
    Death benefits                                                   --             --             --         (1,962)       (61,331)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                365,434        936,952        118,356        848,510      6,018,616
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WCAR2          WCAR4          WCAR7          WDEI2          WDEI4
OPERATIONS
Investment income (loss) -- net                            $       (467)  $     (1,141)  $       (502)  $        (59)  $       (234)
Net realized gain (loss) on sales of investments                   (267)        (5,061)        (6,358)            27           (677)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,748)       (13,627)        (5,541)         1,811          3,550
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4,482)       (19,829)       (12,401)         1,779          2,639
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          197         83,677          3,384         22,454        176,364
Net transfers(1)                                                 61,924          8,601         19,909         10,324        249,271
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,456)          (502)       (14,576)          (770)        (1,113)
    Death benefits                                                   --         (8,734)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   60,665         83,042          8,717         32,008        424,522
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,798         82,335         55,067          3,168         67,841
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     66,981   $    145,548   $     51,383   $     36,955   $    495,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           13,051         99,352         66,309          2,939         62,827
Contract purchase payments                                          288        121,363          5,070         22,614        162,710
Net transfers(1)                                                 89,408          9,335         27,862          9,288        230,850
Contract terminations:
    Surrender benefits and contract charges                      (2,228)          (704)       (22,763)          (719)        (1,042)
    Death benefits                                                   --        (11,716)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                100,519        217,630         76,478         34,122        455,345
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WDEI5          WDEI7           EIA           WEXI2          WEXI4
OPERATIONS
Investment income (loss) -- net                            $        (41)  $        (31)  $    137,985   $     10,066   $     30,523
Net realized gain (loss) on sales of investments                   (184)        (1,541)       (62,167)        (2,660)       (10,398)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,747          8,652        (42,466)        (6,509)       (14,915)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,522          7,080         33,352            897          5,210
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,207         65,624        137,071         18,647        222,818
Net transfers(1)                                                 85,446        289,085      4,550,790        107,497         25,783
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (316)          (686)      (154,070)       (20,590)       (21,860)
    Death benefits                                                   --             --        (16,699)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  115,337        354,023      4,517,092        105,554        226,741
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,939        106,006        498,126         54,491        190,095
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    124,798   $    467,109   $  5,048,570   $    160,942   $    422,046
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,350         97,971        556,413         62,264        216,937
Contract purchase payments                                       28,086         60,118        146,104         21,135        244,265
Net transfers(1)                                                 79,571        270,318      4,931,566        118,259         28,516
Contract terminations:
    Surrender benefits and contract charges                        (296)          (626)      (166,913)       (23,465)       (23,979)
    Death benefits                                                   --             --        (18,280)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                114,711        427,781      5,448,890        178,193        465,739
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WEXI7          WFDI2          WFDI4          WFDI5          WFDI7
OPERATIONS
Investment income (loss) -- net                            $     19,126   $     15,261   $     29,786   $      2,151   $     18,856
Net realized gain (loss) on sales of investments                 (4,925)           803          2,971             59          1,685
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (8,127)         5,156          5,514            (39)         2,655
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       6,074         21,220         38,271          2,171         23,196
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,710         86,332        351,063         86,403        418,835
Net transfers(1)                                                 92,663        215,719        913,344            184        368,668
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (21,640)       (19,988)       (21,361)          (346)       (43,159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,733        282,063      1,243,046         86,241        744,344
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,932        347,954        345,285         41,492        133,563
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    258,739   $    651,237   $  1,626,602   $    129,904   $    901,103
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          175,246        330,870        327,830         39,245        125,358
Contract purchase payments                                       26,679         78,875        324,316         78,011        383,969
Net transfers(1)                                                100,489        200,348        840,710            229        334,197
Contract terminations:
    Surrender benefits and contract charges                     (23,709)       (18,175)       (19,604)          (312)       (38,751)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                278,705        591,918      1,473,252        117,173        804,773
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        EGD           WNDM2          WNDM4          WNDM7          WSCA2
OPERATIONS
Investment income (loss) -- net                            $    (60,329)  $     (6,364)  $    (12,491)  $    (10,079)  $       (570)
Net realized gain (loss) on sales of investments               (126,943)        (3,487)       (42,359)       (66,094)        (1,738)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (844,510)       (79,605)      (132,233)      (125,799)          (412)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,031,782)       (89,456)      (187,083)      (201,972)        (2,720)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      412,497         70,399        374,912        267,932          4,780
Net transfers(1)                                                641,651        104,692        369,373        232,888          1,637
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (362,349)        (7,533)       (20,973)      (140,835)        (3,294)
    Death benefits                                              (25,717)            --             --         (8,943)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  666,082        167,558        723,312        351,042          3,123
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,736,038        415,735        747,769        895,717         35,353
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,370,338   $    493,837   $  1,283,998   $  1,044,787   $     35,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,716,997        483,327        867,899      1,037,539         39,492
Contract purchase payments                                      308,358         98,231        490,805        350,609          6,517
Net transfers(1)                                                509,304        128,490        486,770        296,238          1,888
Contract terminations:
    Surrender benefits and contract charges                    (277,964)        (9,290)       (30,000)      (201,169)        (4,449)
    Death benefits                                              (19,996)            --             --        (11,894)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,236,699        700,758      1,815,474      1,471,323         43,448
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WSCA4          WSCA5          WSCA7          ECA            WCAP2
OPERATIONS
Investment income (loss) -- net                            $     (3,264)  $       (420)  $       (244)  $    (50,273)  $     (3,210)
Net realized gain (loss) on sales of investments                 (3,437)           (30)           (45)      (435,605)       (10,799)
Distributions from capital gains                                     --             --             --        330,973         23,242
Net change in unrealized appreciation or
  depreciation of investments                                    18,347          2,076            441       (838,506)       (39,748)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,646          1,626            152       (993,411)       (30,515)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      278,879         19,353         14,582        372,709         67,079
Net transfers(1)                                                 96,076         38,480         11,691      1,171,359        150,600
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,202)          (276)          (509)      (226,278)       (19,001)
    Death benefits                                                   --             --             --        (81,878)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  371,753         57,557         25,764      1,235,912        198,678
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  72,598         14,614          8,337      3,814,470        111,683
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    455,997   $     73,797   $     34,253   $  4,056,971   $    279,846
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           80,959         16,291          9,278      3,036,648        148,800
Contract purchase payments                                      353,356         23,398         17,918        339,739        120,059
Net transfers(1)                                                121,718         49,908         14,680      1,189,779        256,775
Contract terminations:
    Surrender benefits and contract charges                      (4,109)          (338)          (597)      (220,101)       (31,215)
    Death benefits                                                   --             --             --        (76,696)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                551,924         89,259         41,279      4,269,369        494,419
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WCAP4          WCAP7           EVA           WVAL2          WVAL4
OPERATIONS
Investment income (loss) -- net                            $    (34,134)  $    (17,410)  $   (197,529)  $    (19,368)  $    (76,226)
Net realized gain (loss) on sales of investments               (131,020)       (69,169)      (367,137)       (37,082)      (120,198)
Distributions from capital gains                                205,793        122,735        295,322         26,257        141,513
Net change in unrealized appreciation or
  depreciation of investments                                  (695,091)      (444,475)    (2,143,123)      (158,306)      (789,081)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (654,452)      (408,319)    (2,412,467)      (188,499)      (843,992)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      251,701        285,087        865,223         77,008      1,009,567
Net transfers(1)                                              1,135,958        515,617        864,697        274,151      3,022,035
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (67,216)      (107,129)    (1,148,012)       (64,539)      (257,995)
    Death benefits                                              (41,317)          (551)      (108,123)            --       (175,008)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,279,126        693,024        473,785        286,620      3,598,599
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,923,858      1,284,282     16,555,557      1,202,690      4,206,287
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,548,532   $  1,568,987   $ 14,616,875   $  1,300,811   $  6,960,894
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,560,654      1,706,780     11,388,451      1,483,013      5,200,119
Contract purchase payments                                      399,823        434,120        638,851        114,522      1,340,949
Net transfers(1)                                              1,709,129        794,855        655,377        366,722      4,056,588
Contract terminations:
    Surrender benefits and contract charges                    (113,253)      (185,345)      (893,851)       (91,772)      (362,532)
    Death benefits                                              (71,672)        (1,044)       (82,652)            --       (248,220)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,484,681      2,749,366     11,706,176      1,872,485      9,986,904
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                     WVAL7           ESR           WSRG2          WSRG4          WSRG7
OPERATIONS
Investment income (loss) -- net                            $    (56,284)  $     (5,459)  $     (1,550)  $    (12,731)  $     (8,954)
Net realized gain (loss) on sales of investments               (203,010)       (15,575)        (8,739)       (48,172)       (22,639)
Distributions from capital gains                                110,732             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (631,818)       (95,419)       (18,434)      (199,111)      (183,256)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (780,380)      (116,453)       (28,723)      (260,014)      (214,849)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      919,160         23,594         58,352         62,921         91,846
Net transfers(1)                                                980,089         45,013         37,786        248,623        207,012
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (463,808)       (51,654)          (249)       (28,007)       (45,629)
    Death benefits                                              (17,831)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,417,610         16,953         95,889        283,537        253,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,868,887        456,409         63,572        908,084        751,996
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,506,117   $    356,909   $    130,738   $    931,607   $    790,376
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,982,044        423,337         70,751      1,008,780        833,648
Contract purchase payments                                    1,269,564         22,509         79,686         72,255        119,749
Net transfers(1)                                              1,282,919         43,605         41,027        313,478        257,148
Contract terminations:
    Surrender benefits and contract charges                    (646,820)       (55,805)          (362)       (38,159)       (65,158)
    Death benefits                                              (24,221)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,863,486        433,646        191,102      1,356,354      1,145,387
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WDYC2(1)       WDYC4(1)       WDYC5(1)       WDYC7(1)       WHIP2(1)
OPERATIONS
Investment income (loss) -- net                            $         (4)  $       (292)  $         (9)  $        (52)  $       (102)
Net realized gain (loss) on sales of investments                     --           (250)          (161)           360             (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        48         (1,764)          (127)         1,480           (641)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          44         (2,306)          (297)         1,788           (747)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         57,604          2,611         55,220         12,743
Net transfers(2)                                                  3,048          7,406            201            500             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,561)          (436)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,048         65,010          1,251         55,284         12,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,092   $     62,704   $        954   $     57,072   $     11,996
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                           --         57,531          2,332         59,850         13,187
Net transfers(2)                                                  3,252          8,315            209            464             --
Contract terminations:
    Surrender benefits and contract charges                          --             --         (1,540)          (464)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,252         65,846          1,001         59,850         13,187
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WHIP4(1)       WHIP5(1)       WHIP7(1)       WMDC2(1)       WMDC4(1)
OPERATIONS
Investment income (loss) -- net                            $       (257)  $        (19)  $       (184)  $        (10)  $     (1,843)
Net realized gain (loss) on sales of investments                    (49)          (179)           (11)           (17)        (3,637)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,490)          (157)          (694)           276         17,076
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,796)          (355)          (889)           249         11,596
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,482          6,743         45,144          4,515        191,437
Net transfers(2)                                                  4,731             --         21,025          3,551        187,311
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (605)        (3,274)          (347)            --            (64)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   55,608          3,469         65,822          8,066        378,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,812   $      3,114   $     64,933   $      8,315   $    390,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       53,451          6,847         48,518          4,383        186,436
Net transfers(2)                                                  5,169             --         22,982          3,456        180,921
Contract terminations:
    Surrender benefits and contract charges                        (647)        (3,430)          (382)            --            (63)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 57,973          3,417         71,118          7,839        367,294
===================================================================================================================================

(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)                   WMDC5(1)       WMDC7(1)         WISE2          WISE4          WISE5
OPERATIONS
Investment income (loss) -- net                            $       (338)  $     (1,533)  $     12,960   $     40,234   $      4,218
Net realized gain (loss) on sales of investments                      5         (1,544)        (1,746)        (9,531)        (1,522)
Distributions from capital gains                                     --             --         14,586         46,800          4,349
Net change in unrealized appreciation or
  depreciation of investments                                     4,530         31,681        (28,091)       (90,262)        (8,040)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,197         28,604         (2,291)       (12,759)          (995)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       69,407        535,429         42,575        573,143         55,545
Net transfers(2)                                                 26,222        147,123         93,271      1,189,866         13,100
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --           (545)       (29,017)       (57,273)        (1,937)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   95,629        682,007        106,829      1,705,736         66,708
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        175,017        284,404         34,083
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,826   $    710,611   $    279,555   $  1,977,381   $     99,796
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        176,663        286,557         34,321
Contract purchase payments                                       68,115        523,464         42,568        581,807         55,515
Net transfers(2)                                                 25,828        144,505         94,485      1,195,426         13,270
Contract terminations:
    Surrender benefits and contract charges                          --           (527)       (29,014)       (57,790)        (1,956)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 93,943        667,442        284,702      2,006,000        101,150
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WISE7           ERE          WRES2          WRES4          WRES7
OPERATIONS
Investment income (loss) -- net                            $     17,215   $     12,833   $         78   $      6,604   $      1,748
Net realized gain (loss) on sales of investments                 (2,356)         6,672             75           (132)            52
Distributions from capital gains                                 19,724             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (43,384)           615            471         14,775          4,414
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (8,801)        20,120            624         21,247          6,214
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      554,707         93,948          6,874        212,439        111,485
Net transfers(2)                                                472,329         95,493          4,635        150,659         21,521
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,770)       (20,692)          (383)          (854)        (1,324)
    Death benefits                                                   --         (8,847)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,009,266        159,902         11,126        362,244        131,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 118,806        253,695          2,129         85,142         32,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,119,271   $    433,717   $     13,879   $    468,633   $    170,012
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          102,405        202,243          1,803         72,123         24,036
Contract purchase payments                                      476,716         73,976          5,647        176,092         81,752
Net transfers(2)                                                405,295         71,904          3,945        125,456         14,541
Contract terminations:
    Surrender benefits and contract charges                     (15,483)       (15,778)          (310)          (699)          (951)
    Death benefits                                                   --         (7,040)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                968,933        325,305         11,085        372,972        119,378
===================================================================================================================================


(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WSMC2          WSMC4          WSMC5          WSMC7          EMU
OPERATIONS
Investment income (loss) -- net                            $     (1,914)  $    (14,963)  $     (2,156)  $     (8,598)  $      3,054
Net realized gain (loss) on sales of investments                 (8,426)       (22,404)        (4,649)       (35,258)        (6,759)
Distributions from capital gains                                     --             --             --             --         31,187
Net change in unrealized appreciation or
  depreciation of investments                                   (17,326)      (154,226)        (6,105)      (108,807)       (25,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (27,666)      (191,593)       (12,910)      (152,663)         1,499
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,308        325,344         69,391        283,860         88,382
Net transfers(1)                                                 50,236        678,530        165,057        346,624        423,995
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,639)       (28,739)       (13,464)       (48,321)       (38,163)
    Death benefits                                                   --             --             --         (8,658)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   46,905        975,135        220,984        573,505        474,214
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 155,935      1,035,227        157,971        904,964        198,167
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    175,174   $  1,818,769   $    366,045   $  1,325,806   $    673,880
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          258,072      1,583,356        260,417      1,377,521        169,587
Contract purchase payments                                        5,314        590,071        139,317        520,533         71,278
Net transfers(1)                                                 94,957      1,209,599        350,692        628,252        336,168
Contract terminations:
    Surrender benefits and contract charges                     (10,508)       (53,161)       (26,980)       (94,385)       (30,698)
    Death benefits                                                   --             --             --        (15,883)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                347,835      3,329,865        723,446      2,416,038        546,335
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMSS2          WMSS4          WMSS7           JUS           WUSE2
OPERATIONS
Investment income (loss) -- net                            $       (247)  $       (142)  $      1,639   $    (11,648)  $     (1,639)
Net realized gain (loss) on sales of investments                    269         (3,804)        10,010        (65,336)        (6,385)
Distributions from capital gains                                     20         19,556         23,642             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        70        (18,419)       (10,790)       (87,574)       (11,557)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         112         (2,809)        24,501       (164,558)       (19,581)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       41,223        413,528         97,943        102,381         18,525
Net transfers(1)                                                  4,018        295,717        241,484        (54,479)        54,174
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (343)        (7,607)        (3,619)       (87,448)       (16,671)
    Death benefits                                                   --             --             --        (16,872)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   44,898        701,638        335,808        (56,418)        56,028
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,980        113,108        288,425      1,249,000        131,576
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     47,990   $    811,937   $    648,734   $  1,028,024   $    168,023
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,680        101,588        245,054      1,247,373        143,872
Contract purchase payments                                       34,906        342,134         83,001        106,890         23,007
Net transfers(1)                                                  3,739        253,889        195,828        (55,876)        64,477
Contract terminations:
    Surrender benefits and contract charges                        (298)        (6,402)        (2,924)       (97,182)       (19,167)
    Death benefits                                                   --             --             --        (18,502)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 41,027        691,209        520,959      1,182,703        212,189
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WUSE4          WUSE7          JGL            WGLI2          WGLI4
OPERATIONS
Investment income (loss) -- net                            $     (8,217)  $     (4,559)  $     25,045   $      3,851   $      5,216
Net realized gain (loss) on sales of investments                (18,939)        (4,278)           (43)          (157)            22
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (93,709)       (84,023)        (8,256)         2,515            462
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (120,865)       (92,860)        16,746          6,209          5,700
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      219,704        376,825        107,108            256         40,583
Net transfers(1)                                                506,707        143,985        451,928          4,848         27,684
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (21,595)       (19,329)       (25,766)       (14,063)        (3,490)
    Death benefits                                                   --             --        (35,095)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  704,816        501,481        498,175         (8,959)        64,777
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 580,469        671,130        414,551        195,906        143,818
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,164,420   $  1,079,751   $    929,472   $    193,156   $    214,295
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          633,100        729,581        397,531        184,133        134,957
Contract purchase payments                                      258,708        467,937        100,762            234         37,541
Net transfers(1)                                                599,973        177,855        420,940          4,501         25,282
Contract terminations:
    Surrender benefits and contract charges                     (27,090)       (23,148)       (23,967)       (12,742)        (3,104)
    Death benefits                                                   --             --        (32,789)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,464,691      1,352,225        862,477        176,126        194,676
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WGLI7          WITO2          WITO4          WITO5          WITO7
OPERATIONS
Investment income (loss) -- net                            $      8,154   $       (417)  $     (6,411)  $     (1,347)  $     (2,321)
Net realized gain (loss) on sales of investments                     (1)          (553)       (58,951)        (6,349)       (27,744)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,124)       (10,696)      (123,508)       (36,529)       (55,515)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,029        (11,666)      (188,870)       (44,225)       (85,580)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      142,096          2,220         81,488        108,417         82,530
Net transfers(1)                                                 53,640          3,079        275,744         29,845         16,079
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (761)          (294)       (65,624)          (188)        (8,454)
    Death benefits                                                   --             --             --             --         (3,650)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  194,975          5,005        291,608        138,074         86,505
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,166         30,203        393,965         47,835        209,201
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    301,170   $     23,542   $    496,703   $    141,684   $    210,126
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           92,869         45,008        583,783         71,010        310,218
Contract purchase payments                                      130,810          3,734        157,577        190,874        169,419
Net transfers(1)                                                 49,377          5,690        543,598         60,186         18,262
Contract terminations:
    Surrender benefits and contract charges                        (704)          (671)      (156,339)          (430)       (16,014)
    Death benefits                                                   --             --             --             --         (6,491)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                272,352         53,761      1,128,619        321,640        475,394
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                        JMC           WMCV2          WMCV4          WMCV7          WGIS2
OPERATIONS
Investment income (loss) -- net                            $        529   $       (468)  $       (304)  $        (97)  $       (847)
Net realized gain (loss) on sales of investments                    273          1,669          3,270          7,549         (2,753)
Distributions from capital gains                                 17,547          7,834         69,739         74,165          1,367
Net change in unrealized appreciation or
  depreciation of investments                                     8,245          3,024         38,046         46,609        (10,905)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,594         12,059        110,751        128,226        (13,138)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      158,955         42,473        351,077        283,430         19,287
Net transfers(1)                                                131,077         84,495        664,015        388,448         16,052
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,551)       (21,050)       (22,122)        (7,713)        (7,664)
    Death benefits                                                   --             --         (5,216)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  282,481        105,918        987,754        664,165         27,675
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  80,935         52,941        434,433        840,786         58,298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    390,010   $    170,918   $  1,532,938   $  1,633,177   $     72,835
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           63,998         37,489        307,184        593,200         57,344
Contract purchase payments                                      121,496         28,477        241,033        191,116         19,891
Net transfers(1)                                                 99,752         57,773        452,695        261,691         18,787
Contract terminations:
    Surrender benefits and contract charges                      (5,717)       (13,915)       (15,087)        (5,238)        (9,351)
    Death benefits                                                   --             --         (3,720)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                279,529        109,824        982,105      1,040,769         86,671
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WGIS4          WGIS5          WGIS7          EUT            WUTS2
OPERATIONS
Investment income (loss) -- net                            $     (8,917)  $     (1,142)  $     (6,216)  $     55,165   $      4,887
Net realized gain (loss) on sales of investments                 (8,606)        (3,379)       (19,108)      (139,747)       (14,498)
Distributions from capital gains                                 16,739          1,904         16,430        243,380         28,375
Net change in unrealized appreciation or
  depreciation of investments                                  (129,248)       (13,558)      (108,510)      (947,847)      (131,660)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (130,032)       (16,175)      (117,404)      (789,049)      (112,896)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      350,430         51,194        351,505        439,462         64,454
Net transfers(1)                                                626,724         89,994        489,569        556,622        104,111
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,753)        (8,560)       (26,340)      (236,689)        (8,895)
    Death benefits                                               (7,582)            --             --        (12,326)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  936,819        132,628        814,734        747,069        159,670
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 391,720         68,441        504,736      2,461,523        310,907
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,198,507   $    184,894   $  1,202,066   $  2,419,543   $    357,681
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          384,560         67,158        488,042      1,938,883        365,692
Contract purchase payments                                      386,386         55,625        395,415        386,694         84,407
Net transfers(1)                                                695,083        106,210        545,711        453,692        127,995
Contract terminations:
    Surrender benefits and contract charges                     (38,232)       (10,036)       (29,354)      (217,063)       (10,883)
    Death benefits                                               (7,487)            --             --        (12,234)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,420,310        218,957      1,399,814      2,549,972        567,211
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WUTS4          WUTS7          EPL            WIGR2          WIGR4
OPERATIONS
Investment income (loss) -- net                            $     44,317   $     25,605   $    (22,711)  $     (5,494)  $    (40,177)
Net realized gain (loss) on sales of investments                (89,665)       (54,643)      (546,230)        (6,619)      (102,546)
Distributions from capital gains                                221,195        112,235        260,377         44,638        342,521
Net change in unrealized appreciation or
  depreciation of investments                                (1,030,525)      (514,646)      (306,534)      (128,927)    (1,007,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (854,678)      (431,449)      (615,098)       (96,402)      (807,424)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      695,179        486,013        247,528         49,298        580,988
Net transfers(1)                                              1,279,370        578,459       (422,501)       106,017      1,076,902
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (66,894)      (158,540)      (140,195)        (5,728)      (124,451)
    Death benefits                                               (3,020)          (392)       (31,188)            --        (19,697)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,904,635        905,540       (346,356)       149,587      1,513,742
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,936,732      1,136,583      2,612,896        373,926      2,872,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,986,689   $  1,610,674   $  1,651,442   $    427,111   $  3,578,970
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,082,905      1,219,846      2,191,500        499,119      3,826,870
Contract purchase payments                                      832,716        592,950        236,938         79,291        874,009
Net transfers(1)                                              1,474,036        697,416       (483,187)       160,903      1,634,078
Contract terminations:
    Surrender benefits and contract charges                     (85,762)      (201,714)      (140,260)        (9,390)      (211,261)
    Death benefits                                               (4,212)          (525)       (29,550)            --        (29,710)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,299,683      2,307,973      1,775,441        729,923      6,093,986
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WIGR7           EPT           WVIS2          WVIS4          WVIS7
OPERATIONS
Investment income (loss) -- net                            $    (22,798)  $     (8,016)  $     (4,925)  $    (38,500)  $    (26,858)
Net realized gain (loss) on sales of investments                (83,098)       (41,274)       (20,906)      (227,517)      (149,738)
Distributions from capital gains                                274,919         61,059         32,745        278,475        263,599
Net change in unrealized appreciation or
  depreciation of investments                                  (768,282)      (237,759)      (132,288)    (1,096,762)    (1,063,389)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (599,259)      (225,990)      (125,374)    (1,084,304)      (976,386)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      362,181        151,448         42,412        404,438        498,736
Net transfers(1)                                                546,522        245,880        154,715      1,468,237        611,642
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (183,502)       (17,838)       (32,886)      (221,265)      (186,289)
    Death benefits                                              (11,525)            --             --        (36,490)       (14,941)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  713,676        379,490        164,241      1,614,920        909,148
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,435,526        563,224        281,989      2,421,874      2,376,588
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,549,943   $    716,724   $    320,856   $  2,952,490   $  2,309,350
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,927,032        402,506        384,009      3,254,505      3,180,041
Contract purchase payments                                      520,542        144,956         73,050        686,525        848,964
Net transfers(1)                                                739,994        251,913        275,674      2,720,673      1,086,366
Contract terminations:
    Surrender benefits and contract charges                    (265,118)       (17,873)       (64,600)      (462,164)      (367,929)
    Death benefits                                              (16,390)            --             --        (77,368)       (30,415)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,906,060        781,502        668,133      6,122,171      4,717,027
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WAAL2          WAAL4          WAAL5          WAAL7          WCBD2
OPERATIONS
Investment income (loss) -- net                            $        174   $     16,482   $      1,304   $     17,794   $     46,287
Net realized gain (loss) on sales of investments                (38,398)       (86,298)        (4,538)       (34,963)           848
Distributions from capital gains                                 43,666        217,748         11,556        106,943             --
Net change in unrealized appreciation or
  depreciation of investments                                  (114,746)      (731,806)       (34,030)      (311,966)         7,609
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (109,304)      (583,874)       (25,708)      (222,192)        54,744
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      283,916      1,053,578        238,993      1,180,304          6,400
Net transfers(1)                                                405,059      4,075,919        153,168      2,025,879        215,959
Annuity payments                                                     --             --             --         (1,198)            --
Contract terminations:
    Surrender benefits and contract charges                     (75,583)      (545,472)       (40,875)       (88,512)        (2,356)
    Death benefits                                                   --        (31,831)            --           (865)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  613,392      4,552,194        351,286      3,115,608        220,003
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,012,035      5,302,340        199,259      1,999,142        841,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,516,123   $  9,270,660   $    524,837   $  4,892,558   $  1,116,235
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,029,111      5,333,377        201,321      2,012,467        793,370
Contract purchase payments                                      296,718        911,543        255,320      1,278,280          5,950
Net transfers(1)                                                441,277      4,428,926        167,887      2,169,016        200,029
Contract terminations:
    Surrender benefits and contract charges                     (82,416)      (376,475)       (44,407)      (116,055)        (2,139)
    Death benefits                                                   --        (34,692)            --           (972)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,684,690     10,262,679        580,121      5,342,736        997,210
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WCBD4          WCBD5          WCBD7          WEQI2          WEQI4
OPERATIONS
Investment income (loss) -- net                            $     52,151   $      5,344   $     35,585   $     (1,462)  $     (5,601)
Net realized gain (loss) on sales of investments                  4,965            302          4,439           (695)       (11,839)
Distributions from capital gains                                     --             --             --         10,325         41,306
Net change in unrealized appreciation or
  depreciation of investments                                    (3,472)          (123)        (3,444)       (21,309)       (97,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      53,644          5,523         36,580        (13,141)       (73,663)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      267,352         59,337        235,380        232,033        550,838
Net transfers(1)                                                619,015         57,871        414,971        135,608        826,993
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (54,477)        (6,125)       (61,659)        (6,186)       (37,683)
    Death benefits                                              (12,871)            --             --             --        (32,191)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  819,019        111,083        588,692        361,455      1,307,957
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 684,398         57,650        441,102        138,602        946,308
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,557,061   $    174,256   $  1,066,374   $    486,916   $  2,180,602
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          644,425         54,293        407,944        123,221        834,162
Contract purchase payments                                      242,015         54,381        208,206        222,325        524,166
Net transfers(1)                                                560,803         51,830        373,039        126,124        783,959
Contract terminations:
    Surrender benefits and contract charges                     (48,804)        (5,503)       (55,464)        (5,805)       (35,485)
    Death benefits                                              (12,091)            --             --             --        (30,490)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,386,348        155,001        933,725        465,865      2,076,312
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WEQI5          WEQI7          WEQV2          WEQV4          WEQV5
OPERATIONS
Investment income (loss) -- net                            $     (1,010)  $     (3,066)  $     (3,564)  $     (3,106)  $       (513)
Net realized gain (loss) on sales of investments                   (428)        (4,673)           178         (2,270)            36
Distributions from capital gains                                  7,488         45,982             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (12,762)      (135,378)       (21,176)       (22,522)          (887)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,712)       (97,135)       (24,562)       (27,898)        (1,364)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       93,699        521,447         50,152        196,637         90,121
Net transfers(1)                                                310,274        509,163         25,742        164,403         20,935
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,059)      (128,199)        (2,340)        (8,390)        (5,391)
    Death benefits                                                   --        (10,149)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  385,914        892,262         73,554        352,650        105,665
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 202,394      1,363,086        329,724        207,928         15,297
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    581,596   $  2,158,213   $    378,716   $    532,680   $    119,598
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          179,565      1,203,849        302,289        190,952         14,039
Contract purchase payments                                       89,087        488,141         52,073        190,678         88,934
Net transfers(1)                                                302,169        479,264         26,329        156,993         21,255
Contract terminations:
    Surrender benefits and contract charges                     (17,326)      (121,315)        (2,326)        (8,460)        (5,302)
    Death benefits                                                   --         (9,444)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                553,495      2,040,495        378,365        530,163        118,926
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WEQV7          WGRO2          WGRO4          WGRO5          WGRO7
OPERATIONS
Investment income (loss) -- net                            $     (1,983)  $     (1,812)  $     (5,627)  $     (1,585)  $     (2,725)
Net realized gain (loss) on sales of investments                 (6,073)        (5,530)       (28,245)       (14,939)       (55,855)
Distributions from capital gains                                     --          9,540         32,871          8,207         20,561
Net change in unrealized appreciation or
  depreciation of investments                                   (12,891)       (29,087)       (85,379)       (18,807)       (16,930)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (20,947)       (26,889)       (86,380)       (27,124)       (54,949)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,412         19,734         38,405         60,629         27,616
Net transfers(1)                                                180,345         27,576        145,868         (5,356)        64,382
Annuity payments                                                   (390)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (3,684)        (3,654)       (21,229)       (27,450)       (45,827)
    Death benefits                                                   --             --         (8,791)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  255,683         43,656        154,253         27,823         46,171
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 233,280        102,031        350,565        131,346        232,668
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    468,016   $    118,798   $    418,438   $    132,045   $    223,890
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          213,297        117,272        402,281        150,650        266,434
Contract purchase payments                                       79,889         24,627         54,092         84,234         39,687
Net transfers(1)                                                173,267         35,458        187,416         (7,846)        78,370
Contract terminations:
    Surrender benefits and contract charges                      (9,408)        (5,214)       (29,619)       (36,921)       (63,276)
    Death benefits                                                   --             --        (11,122)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                457,045        172,143        603,048        190,117        321,215
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WIEQ2          WIEQ4          WIEQ5          WIEQ7          WLCG2
OPERATIONS
Investment income (loss) -- net                            $        (13)  $     (2,165)  $       (196)  $     (1,434)  $    (23,858)
Net realized gain (loss) on sales of investments                     (1)          (525)           (62)       (11,796)       (38,615)
Distributions from capital gains                                     --             --             --             --            506
Net change in unrealized appreciation or
  depreciation of investments                                       (48)       (21,843)          (327)        (6,323)      (278,021)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (62)       (24,533)          (585)       (19,553)      (339,988)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          598         87,863         27,287         52,548        209,804
Net transfers(1)                                                    925         59,305         19,965         56,195        524,861
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --         (1,899)        (2,485)       (27,227)       (56,982)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,523        145,269         44,767         81,516        677,683
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         92,973             90         99,096      1,380,781
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,461   $    213,709   $     44,272   $    161,059   $  1,718,476
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        104,440            101        111,178      1,453,928
Contract purchase payments                                          760        113,340         35,862         66,898        288,291
Net transfers(1)                                                  1,237         75,129         27,745         72,468        670,540
Contract terminations:
    Surrender benefits and contract charges                          --         (2,603)        (3,436)       (32,562)       (78,096)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,997        290,306         60,272        217,982      2,334,663
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WLCG4          WLCG5          WLCG7          WMMK2          WMMK4
OPERATIONS
Investment income (loss) -- net                            $   (114,122)  $    (16,108)  $    (90,833)  $     18,862   $    116,228
Net realized gain (loss) on sales of investments               (202,930)       (28,783)      (198,046)             1           (999)
Distributions from capital gains                                  2,868            408          2,601             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,477,995)      (188,983)    (1,518,260)           931          6,202
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,792,179)      (233,466)    (1,804,538)        19,794        121,431
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,862,485        331,233      1,446,103        110,477      2,393,466
Net transfers(1)                                              3,464,568        637,393      2,018,813        534,727      2,503,080
Annuity payments                                                     --             --           (384)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (404,322)       (62,391)      (480,674)       (58,475)      (490,769)
    Death benefits                                              (57,192)            --        (26,656)            --        (97,175)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,865,539        906,235      2,957,202        586,729      4,308,602
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,446,498        840,600      7,337,677        683,717      3,907,563
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,519,858   $  1,513,369   $  8,490,341   $  1,290,240   $  8,337,596
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,802,026        886,594      7,702,001        668,101      3,801,457
Contract purchase payments                                    2,344,689        414,005      1,868,720        106,801      2,300,679
Net transfers(1)                                              4,359,055        829,073      2,546,718        517,471      2,402,959
Contract terminations:
    Surrender benefits and contract charges                    (545,380)       (83,308)      (652,267)       (56,488)      (469,018)
    Death benefits                                              (78,045)            --        (36,070)            --        (92,595)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,882,345      2,046,364     11,429,102      1,235,885      7,943,482
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WMMK5          WMMK7          WSCG2          WSCG4          WSCG5
OPERATIONS
Investment income (loss) -- net                            $      8,120   $     26,039   $     (4,084)  $    (19,200)  $     (4,380)
Net realized gain (loss) on sales of investments                    199            373        (32,351)       (71,596)       (15,037)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       117            750        (22,930)      (231,227)       (29,612)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       8,436         27,162        (59,365)      (322,023)       (49,029)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      396,868        978,553         72,993        339,794        154,916
Net transfers(1)                                                 49,589      1,049,208         84,859        604,186        224,340
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (25,671)      (147,794)       (23,035)       (39,900)        (9,218)
    Death benefits                                                   --             --             --         (5,646)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  420,786      1,879,967        134,817        898,434        370,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 316,841        328,752        218,256      1,080,782        154,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    746,063   $  2,235,881   $    293,708   $  1,657,193   $    475,868
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          309,025        317,064        392,891      1,922,955        278,189
Contract purchase payments                                      379,672        936,113        180,112        778,851        352,592
Net transfers(1)                                                 47,660        992,979        196,841      1,402,127        538,894
Contract terminations:
    Surrender benefits and contract charges                     (24,630)      (140,528)       (57,898)       (94,819)       (23,284)
    Death benefits                                                   --             --             --        (13,356)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                711,727      2,105,628        711,946      3,995,758      1,146,391
===================================================================================================================================


                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                                                   WSCG7
OPERATIONS
Investment income (loss) -- net                                                                                        $    (14,461)
Net realized gain (loss) on sales of investments                                                                           (140,806)
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                              (190,513)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                (345,780)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                  218,066
Net transfers(1)                                                                                                            245,904
Annuity payments                                                                                                                 --
Contract terminations:
    Surrender benefits and contract charges                                                                                 (69,639)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                              394,331
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                           1,297,542
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $  1,346,093
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                    2,319,437
Contract purchase payments                                                                                                  520,323
Net transfers(1)                                                                                                            563,728
Contract terminations:
    Surrender benefits and contract charges                                                                                (172,326)
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                          3,231,162
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT          INVESTS EXCLUSIVELY IN SHARES OF                                                    SHARES
---------------------------------------------------------------------------------------------------------------
WBCA2               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 17,734
WBCA4               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 70,566
WBCA5               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 14,412
WBCA7               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 73,606
ECR                 AXP(R) Variable Portfolio - Capital Resource Fund                                   388,062
WCAR2               AXP(R) Variable Portfolio - Capital Resource Fund                                     2,613

WCAR4               AXP(R) Variable Portfolio - Capital Resource Fund                                     6,435
WCAR7               AXP(R) Variable Portfolio - Capital Resource Fund                                     2,503
WDEI2               AXP(R) Variable Portfolio - Diversified Equity Income Fund                            3,856
WDEI4               AXP(R) Variable Portfolio - Diversified Equity Income Fund                           65,756
WDEI5               AXP(R) Variable Portfolio - Diversified Equity Income Fund                           24,884
WDEI7               AXP(R) Variable Portfolio - Diversified Equity Income Fund                           62,448

EIA                 AXP(R) Variable Portfolio - Extra Income Fund(1)                                    360,938
WEXI2               AXP(R) Variable Portfolio - Extra Income Fund(1)                                     31,611
WEXI4               AXP(R) Variable Portfolio - Extra Income Fund(1)                                     57,050
WEXI7               AXP(R) Variable Portfolio - Extra Income Fund(1)                                    103,056
WFDI2               AXP(R) Variable Portfolio - Federal Income Fund(2)                                  125,000
WFDI4               AXP(R) Variable Portfolio - Federal Income Fund(2)                                  277,923

WFDI5               AXP(R) Variable Portfolio - Federal Income Fund(2)                                   27,218
WFDI7               AXP(R) Variable Portfolio - Federal Income Fund(2)                                  160,288
EGD                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  309,652
WNDM2               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   15,893
WNDM4               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   84,246
WNDM7               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   75,896

WSVA2               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                --
WSVA4               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                             2,975
WSVA5               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                             2,600
WSVA7               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                             1,894
WSCA2               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                  2,880
WSCA4               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 46,490

WSCA5               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 12,913
WSCA7               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 24,065
ECA                 AIM V.I. Capital Appreciation Fund, Series I Shares                                 141,807
WCAP2               AIM V.I. Capital Appreciation Fund, Series I Shares                                  12,534
WCAP4               AIM V.I. Capital Appreciation Fund, Series I Shares                                 100,208
WCAP7               AIM V.I. Capital Appreciation Fund, Series I Shares                                  63,724

EVA                 AIM V.I. Premier Equity Fund, Series I Shares                                       540,830
WVAL2               AIM V.I. Premier Equity Fund, Series I Shares                                        32,631
WVAL4               AIM V.I. Premier Equity Fund, Series I Shares                                       254,715
WVAL7               AIM V.I. Premier Equity Fund, Series I Shares                                       205,730
ESR                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             13,154
WSRG2               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class              3,958

WSRG4               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             28,798
WSRG7               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             20,931
WDYC2               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                1,531
WDYC4               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2               37,111
WDYC5               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                1,139
WDYC7               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2               14,225


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

SUBACCOUNT          INVESTS EXCLUSIVELY IN SHARES OF                                                    SHARES
---------------------------------------------------------------------------------------------------------------
WHIP2               Fidelity(R) VIP High Income Portfolio Service Class 2                                 2,066
WHIP4               Fidelity(R) VIP High Income Portfolio Service Class 2                                16,403
WHIP5               Fidelity(R) VIP High Income Portfolio Service Class 2                                 3,867
WHIP7               Fidelity(R) VIP High Income Portfolio Service Class 2                                24,471
WMDC2               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                     2,277
WMDC4               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    39,145

WMDC5               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    13,573
WMDC7               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    54,689
WISE2               FTVIPT Franklin Income Securities Fund - Class 2                                     28,939
WISE4               FTVIPT Franklin Income Securities Fund - Class 2                                    226,141
WISE5               FTVIPT Franklin Income Securities Fund - Class 2                                     19,041
WISE7               FTVIPT Franklin Income Securities Fund - Class 2                                    107,654

ERE                 FTVIPT Franklin Real Estate Fund - Class 2                                           40,703
WRES2               FTVIPT Franklin Real Estate Fund - Class 2                                            4,069
WRES4               FTVIPT Franklin Real Estate Fund - Class 2                                           47,647
WRES7               FTVIPT Franklin Real Estate Fund - Class 2                                           33,836
WSMC2               FTVIPT Franklin Small Cap Fund - Class 2                                              9,220
WSMC4               FTVIPT Franklin Small Cap Fund - Class 2                                            115,826

WSMC5               FTVIPT Franklin Small Cap Fund - Class 2                                             27,098
WSMC7               FTVIPT Franklin Small Cap Fund - Class 2                                             85,632
WVAS2               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                               336
WVAS4               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             7,892
WVAS5               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             5,043
WVAS7               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             4,890

EMU                 FTVIPT Mutual Shares Securities Fund - Class 2                                       86,236
WMSS2               FTVIPT Mutual Shares Securities Fund - Class 2                                       10,406
WMSS4               FTVIPT Mutual Shares Securities Fund - Class 2                                       98,944
WMSS7               FTVIPT Mutual Shares Securities Fund - Class 2                                       79,009
JUS                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          87,492
WUSE2               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          14,642

WUSE4               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                         136,542
WUSE7               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                         115,647
JMC                 Goldman Sachs VIT Mid Cap Value Fund                                                 52,351
WMCV2               Goldman Sachs VIT Mid Cap Value Fund                                                 17,201
WMCV4               Goldman Sachs VIT Mid Cap Value Fund                                                175,070
WMCV7               Goldman Sachs VIT Mid Cap Value Fund                                                148,369

WGIS2               MFS(R) Investors Trust Series - Initial Class                                         3,310
WGIS4               MFS(R) Investors Trust Series - Initial Class                                        73,177
WGIS5               MFS(R) Investors Trust Series - Initial Class                                        16,928
WGIS7               MFS(R) Investors Trust Series - Initial Class                                        73,476
EUT                 MFS(R) Utilities Series - Initial Class                                             132,491
WUTS2               MFS(R) Utilities Series - Initial Class                                              18,056

WUTS4               MFS(R) Utilities Series - Initial Class                                             140,443
WUTS7               MFS(R) Utilities Series - Initial Class                                              85,459
WOGS2               Oppenheimer Global Securities Fund/VA, Service Shares                                    --
WOGS4               Oppenheimer Global Securities Fund/VA, Service Shares                                   280
WOGS5               Oppenheimer Global Securities Fund/VA, Service Shares                                   531
WOGS7               Oppenheimer Global Securities Fund/VA, Service Shares                                   589

WSTB2               Oppenheimer Strategic Bond Fund/VA, Service Shares                                       --
WSTB4               Oppenheimer Strategic Bond Fund/VA, Service Shares                                   18,225
WSTB5               Oppenheimer Strategic Bond Fund/VA, Service Shares                                    2,223
WSTB7               Oppenheimer Strategic Bond Fund/VA, Service Shares                                   24,418
WHSC2               Putnam VT Health Sciences Fund - Class IB Shares                                      2,971
WHSC4               Putnam VT Health Sciences Fund - Class IB Shares                                      2,659

WHSC5               Putnam VT Health Sciences Fund - Class IB Shares                                      1,099
WHSC7               Putnam VT Health Sciences Fund - Class IB Shares                                      1,048
EPL                 Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  138,757
WIGR2               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                   31,214
WIGR4               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  260,316
WIGR7               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  209,374


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

SUBACCOUNT          INVESTS EXCLUSIVELY IN SHARES OF                                                   SHARES
---------------------------------------------------------------------------------------------------------------
EPT                 Putnam VT Vista Fund - Class IB Shares                                               70,852
WVIS2               Putnam VT Vista Fund - Class IB Shares                                               25,317
WVIS4               Putnam VT Vista Fund - Class IB Shares                                              224,291
WVIS7               Putnam VT Vista Fund - Class IB Shares                                              190,885
WAAL2               Wells Fargo VT Asset Allocation Fund                                                111,564
WAAL4               Wells Fargo VT Asset Allocation Fund                                                654,176

WAAL5               Wells Fargo VT Asset Allocation Fund                                                 77,835
WAAL7               Wells Fargo VT Asset Allocation Fund                                                389,037
WEQI2               Wells Fargo VT Equity Income Fund                                                    32,543
WEQI4               Wells Fargo VT Equity Income Fund                                                   152,711
WEQI5               Wells Fargo VT Equity Income Fund                                                    62,656
WEQI7               Wells Fargo VT Equity Income Fund                                                   142,693

WEQV2               Wells Fargo VT Equity Value Fund                                                     40,485
WEQV4               Wells Fargo VT Equity Value Fund                                                     76,754
WEQV5               Wells Fargo VT Equity Value Fund                                                     17,572
WEQV7               Wells Fargo VT Equity Value Fund                                                     72,256
WGRO2               Wells Fargo VT Growth Fund                                                            7,730
WGRO4               Wells Fargo VT Growth Fund                                                           20,529

WGRO5               Wells Fargo VT Growth Fund                                                           11,364
WGRO7               Wells Fargo VT Growth Fund                                                           25,414
WIEQ2               Wells Fargo VT International Equity Fund                                              ,155
WIEQ4               Wells Fargo VT International Equity Fund                                             34,794
WIEQ5               Wells Fargo VT International Equity Fund                                              8,606
WIEQ7               Wells Fargo VT International Equity Fund                                             23,869

WLCG2               Wells Fargo VT Large Company Growth Fund                                            186,783
WLCG4               Wells Fargo VT Large Company Growth Fund                                            920,497
WLCG5               Wells Fargo VT Large Company Growth Fund                                            175,907
WLCG7               Wells Fargo VT Large Company Growth Fund                                            691,551
WMMK2               Wells Fargo VT Money Market Fund                                                  1,240,777
WMMK4               Wells Fargo VT Money Market Fund                                                  5,973,013

WMMK5               Wells Fargo VT Money Market Fund                                                    624,176
WMMK7               Wells Fargo VT Money Market Fund                                                  2,691,538
WSCG2               Wells Fargo VT Small Cap Growth Fund                                                 33,909
WSCG4               Wells Fargo VT Small Cap Growth Fund                                                198,946
WSCG5               Wells Fargo VT Small Cap Growth Fund                                                 64,836
WSCG7               Wells Fargo VT Small Cap Growth Fund                                                160,785

WCBD2               Wells Fargo VT Total Return Bond Fund                                               114,755
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD4               Wells Fargo VT Total Return Bond Fund                                               192,003
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD5               Wells Fargo VT Total Return Bond Fund                                                19,203
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD7               Wells Fargo VT Total Return Bond Fund                                               143,653
                     (previously Wells Fargo VT Corporate Bond Fund)


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.50% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund               0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                 0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       1.020% to 0.920%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                       MAXIMUM                   MAXIMUM
                                                                      ADJUSTMENT                ADJUSTMENT
FUND                                                            (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
---------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     0.08%                     0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                         N/A                      0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund               0.08%                     0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                        N/A                      0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                0.12%                     0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                     0.12%                     0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund               0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                   0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                 0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund       0.080% to 0.055%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT          INVESTMENT                                                                       PURCHASES
---------------------------------------------------------------------------------------------------------------
WBCA2               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            $    13,049
WBCA4               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                127,917
WBCA5               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 37,641
WBCA7               AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                162,989
ECR                 AXP(R) Variable Portfolio - Capital Resource Fund                                   800,874
WCAR2               AXP(R) Variable Portfolio - Capital Resource Fund                                     5,062

WCAR4               AXP(R) Variable Portfolio - Capital Resource Fund                                    28,622
WCAR7               AXP(R) Variable Portfolio - Capital Resource Fund                                     4,148
WDEI2               AXP(R) Variable Portfolio - Diversified Equity Income Fund                            3,985
WDEI4               AXP(R) Variable Portfolio - Diversified Equity Income Fund                          216,525
WDEI5               AXP(R) Variable Portfolio - Diversified Equity Income Fund                          210,881
WDEI7               AXP(R) Variable Portfolio - Diversified Equity Income Fund                          253,486

EIA                 AXP(R) Variable Portfolio - Extra Income Fund                                     4,218,330
WEXI2               AXP(R) Variable Portfolio - Extra Income Fund                                        67,697
WEXI4               AXP(R) Variable Portfolio - Extra Income Fund                                        67,715
WEXI7               AXP(R) Variable Portfolio - Extra Income Fund                                       417,027
WFDI2               AXP(R) Variable Portfolio - Federal Income Fund                                     707,598
WFDI4               AXP(R) Variable Portfolio - Federal Income Fund                                   1,570,737

WFDI5               AXP(R) Variable Portfolio - Federal Income Fund                                     258,004
WFDI7               AXP(R) Variable Portfolio - Federal Income Fund                                   1,013,339
EGD                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  670,991
WNDM2               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   14,727
WNDM4               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  534,761
WNDM7               AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                  278,678

WSVA2               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                               172
WSVA4               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            40,213
WSVA5               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            25,425
WSVA7               AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            19,625
WSCA2               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    183
WSCA4               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                187,817

WSCA5               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 69,856
WSCA7               AXP(R) Variable Portfolio - Small Cap Advantage Fund                                289,205
ECA                 AIM V.I. Capital Appreciation Fund, Series I Shares                               1,170,835
WCAP2               AIM V.I. Capital Appreciation Fund, Series I Shares                                  10,324
WCAP4               AIM V.I. Capital Appreciation Fund, Series I Shares                                 333,527
WCAP7               AIM V.I. Capital Appreciation Fund, Series I Shares                                 185,227

EVA                 AIM V.I. Premier Equity Fund, Series I Shares                                       573,191
WVAL2               AIM V.I. Premier Equity Fund, Series I Shares                                        79,104
WVAL4               AIM V.I. Premier Equity Fund, Series I Shares                                       790,897
WVAL7               AIM V.I. Premier Equity Fund, Series I Shares                                       524,896
ESR                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             15,045
WSRG2               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class              3,870

WSRG4               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             55,364
WSRG7               The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class             10,775
WDYC2               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                6,553
WDYC4               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2              181,125
WDYC5               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                6,389
WDYC7               Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2               39,680

WHIP2               Fidelity(R) VIP High Income Portfolio Service Class 2                                 1,262
WHIP4               Fidelity(R) VIP High Income Portfolio Service Class 2                                68,664
WHIP5               Fidelity(R) VIP High Income Portfolio Service Class 2                                25,652
WHIP7               Fidelity(R) VIP High Income Portfolio Service Class 2                                82,725
WMDC2               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    46,376
WMDC4               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   469,888

WMDC5               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   185,016
WMDC7               Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                   501,949
WISE2               FTVIPT Franklin Income Securities Fund - Class 2                                    194,055
WISE4               FTVIPT Franklin Income Securities Fund - Class 2                                  1,329,063
WISE5               FTVIPT Franklin Income Securities Fund - Class 2                                    170,746
WISE7               FTVIPT Franklin Income Securities Fund - Class 2                                    672,780

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

SUBACCOUNT          INVESTMENT                                                                       PURCHASES
---------------------------------------------------------------------------------------------------------------
ERE                 FTVIPT Franklin Real Estate Fund - Class 2                                      $   465,422
WRES2               FTVIPT Franklin Real Estate Fund - Class 2                                           59,014
WRES4               FTVIPT Franklin Real Estate Fund - Class 2                                          504,755
WRES7               FTVIPT Franklin Real Estate Fund - Class 2                                          671,081
WSMC2               FTVIPT Franklin Small Cap Fund - Class 2                                             71,018
WSMC4               FTVIPT Franklin Small Cap Fund - Class 2                                            608,802

WSMC5               FTVIPT Franklin Small Cap Fund - Class 2                                            212,333
WSMC7               FTVIPT Franklin Small Cap Fund - Class 2                                            408,214
WVAS2               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             3,347
WVAS4               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            85,474
WVAS5               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            66,540
WVAS7               FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            65,369

EMU                 FTVIPT Mutual Shares Securities Fund - Class 2                                      933,998
WMSS2               FTVIPT Mutual Shares Securities Fund - Class 2                                       95,497
WMSS4               FTVIPT Mutual Shares Securities Fund - Class 2                                      717,325
WMSS7               FTVIPT Mutual Shares Securities Fund - Class 2                                      648,392
JUS                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                         323,007
WUSE2               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          31,917

WUSE4               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                         455,258
WUSE7               Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                         293,328
JMC                 Goldman Sachs VIT Mid Cap Value Fund                                                262,107
WMCV2               Goldman Sachs VIT Mid Cap Value Fund                                                 37,698
WMCV4               Goldman Sachs VIT Mid Cap Value Fund                                              1,009,546
WMCV7               Goldman Sachs VIT Mid Cap Value Fund                                                554,110

WGIS2               MFS(R) Investors Trust Series - Initial Class                                           541
WGIS4               MFS(R) Investors Trust Series - Initial Class                                       434,027
WGIS5               MFS(R) Investors Trust Series - Initial Class                                       106,786
WGIS7               MFS(R) Investors Trust Series - Initial Class                                       409,710
EUT                 MFS(R) Utilities Series - Initial Class                                             371,456
WUTS2               MFS(R) Utilities Series - Initial Class                                              11,812

WUTS4               MFS(R) Utilities Series - Initial Class                                             275,899
WUTS7               MFS(R) Utilities Series - Initial Class                                             421,679
WOGS2               Oppenheimer Global Securities Fund/VA, Service Shares                                   172
WOGS4               Oppenheimer Global Securities Fund/VA, Service Shares                                 5,209
WOGS5               Oppenheimer Global Securities Fund/VA, Service Shares                                21,096
WOGS7               Oppenheimer Global Securities Fund/VA, Service Shares                                13,575

WSTB2               Oppenheimer Strategic Bond Fund/VA, Service Shares                                      171
WSTB4               Oppenheimer Strategic Bond Fund/VA, Service Shares                                   82,372
WSTB5               Oppenheimer Strategic Bond Fund/VA, Service Shares                                   10,170
WSTB7               Oppenheimer Strategic Bond Fund/VA, Service Shares                                  120,911
WHSC2               Putnam VT Health Sciences Fund - Class IB Shares                                     29,019
WHSC4               Putnam VT Health Sciences Fund - Class IB Shares                                     32,115

WHSC5               Putnam VT Health Sciences Fund - Class IB Shares                                     16,436
WHSC7               Putnam VT Health Sciences Fund - Class IB Shares                                     11,117
EPL                 Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  715,602
WIGR2               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                   93,227
WIGR4               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  282,378
WIGR7               Putnam VT International Equity Fund - Class IB Shares
                    (previously Putnam VT International Growth Fund - Class IB Shares)                  366,589

EPT                 Putnam VT Vista Fund - Class IB Shares                                              208,004
WVIS2               Putnam VT Vista Fund - Class IB Shares                                               23,721
WVIS4               Putnam VT Vista Fund - Class IB Shares                                              296,643
WVIS7               Putnam VT Vista Fund - Class IB Shares                                              331,238
WAAL2               Wells Fargo VT Asset Allocation Fund                                                173,738
WAAL4               Wells Fargo VT Asset Allocation Fund                                              1,357,970

WAAL5               Wells Fargo VT Asset Allocation Fund                                                515,626
WAAL7               Wells Fargo VT Asset Allocation Fund                                                751,005
WEQI2               Wells Fargo VT Equity Income Fund                                                    54,114
WEQI4               Wells Fargo VT Equity Income Fund                                                 1,094,168
WEQI5               Wells Fargo VT Equity Income Fund                                                   594,494
WEQI7               Wells Fargo VT Equity Income Fund                                                   417,715


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

SUBACCOUNT          INVESTMENT                                                                       PURCHASES
---------------------------------------------------------------------------------------------------------------
WEQV2               Wells Fargo VT Equity Value Fund                                                $     7,971
WEQV4               Wells Fargo VT Equity Value Fund                                                    306,716
WEQV5               Wells Fargo VT Equity Value Fund                                                     91,869
WEQV7               Wells Fargo VT Equity Value Fund                                                    200,063
WGRO2               Wells Fargo VT Growth Fund                                                           10,638
WGRO4               Wells Fargo VT Growth Fund                                                           82,066

WGRO5               Wells Fargo VT Growth Fund                                                           47,854
WGRO7               Wells Fargo VT Growth Fund                                                          214,069
WIEQ2               Wells Fargo VT International Equity Fund                                             26,412
WIEQ4               Wells Fargo VT International Equity Fund                                            109,859
WIEQ5               Wells Fargo VT International Equity Fund                                             19,479
WIEQ7               Wells Fargo VT International Equity Fund                                             28,763

WLCG2               Wells Fargo VT Large Company Growth Fund                                            245,723
WLCG4               Wells Fargo VT Large Company Growth Fund                                          1,263,012
WLCG5               Wells Fargo VT Large Company Growth Fund                                            463,941
WLCG7               Wells Fargo VT Large Company Growth Fund                                            510,125
WMMK2               Wells Fargo VT Money Market Fund                                                    383,669
WMMK4               Wells Fargo VT Money Market Fund                                                  4,237,908

WMMK5               Wells Fargo VT Money Market Fund                                                    757,654
WMMK7               Wells Fargo VT Money Market Fund                                                  1,770,637
WSCG2               Wells Fargo VT Small Cap Growth Fund                                                 29,093
WSCG4               Wells Fargo VT Small Cap Growth Fund                                                239,014
WSCG5               Wells Fargo VT Small Cap Growth Fund                                                196,425
WSCG7               Wells Fargo VT Small Cap Growth Fund                                                117,483

WCBD2               Wells Fargo VT Total Return Bond Fund                                                80,598
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD4               Wells Fargo VT Total Return Bond Fund                                               747,258
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD5               Wells Fargo VT Total Return Bond Fund                                                90,906
                     (previously Wells Fargo VT Corporate Bond Fund)
WCBD7               Wells Fargo VT Total Return Bond Fund                                               533,978
                     (previously Wells Fargo VT Corporate Bond Fund)

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                     WBCA2        WBCA4        WBCA5        WBCA7         ECR
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.91     $   0.91     $   0.91     $   0.92     $   1.89
At Dec. 31, 2001                   $   0.75     $   0.75     $   0.75     $   0.75     $   1.53
At Dec. 31, 2002                   $   0.57     $   0.57     $   0.57     $   0.58     $   1.18
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        365          937          118          849        6,019
At Dec. 31, 2002                        195          773          157          801        5,116
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    273     $    704     $     89     $    641     $  9,204
At Dec. 31, 2002                   $    111     $    443     $     90     $    462     $  6,015
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.73%        0.72%        0.66%        0.74%        0.30%
For the year ended Dec. 31, 2002       0.73%        0.76%        0.80%        0.77%        0.53%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%        1.45%        1.40%        1.20%        1.40%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.40%        1.20%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.58%)     (17.58%)     (17.58%)     (18.48%)     (19.05%)
For the year ended Dec. 31, 2002     (24.00%)     (24.00%)     (24.00%)     (22.67%)     (22.88%)
-----------------------------------------------------------------------------------------------

                                     WCAR2        WCAR4        WCAR7        WDEI2        WDEI4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.83     $   0.83     $   0.83     $   1.08     $   1.08
At Dec. 31, 2001                   $   0.67     $   0.67     $   0.67     $   1.08     $   1.09
At Dec. 31, 2002                   $   0.51     $   0.51     $   0.52     $   0.86     $   0.87
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        101          218           76           34          455
At Dec. 31, 2002                         79          194           75           36          608
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     67     $    146     $     51     $     37     $    495
At Dec. 31, 2002                   $     41     $    100     $     39     $     31     $    527
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.41%        0.37%        0.32%        1.24%        1.36%
For the year ended Dec. 31, 2002       0.53%        0.53%        0.53%        1.55%        1.57%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%        1.45%        1.20%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.20%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (19.28%)     (19.28%)     (19.28%)       0.00%        0.93%
For the year ended Dec. 31, 2002     (23.88%)     (23.88%)     (22.39%)     (20.37%)     (20.18%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                     WDEI5        WDEI7         EIA         WEXI2        WEXI4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08     $   1.08     $   0.90     $   0.88     $   0.88
At Dec. 31, 2001                   $   1.09     $   1.09     $   0.93     $   0.90     $   0.91
At Dec. 31, 2002                   $   0.87     $   0.87     $   0.85     $   0.83     $   0.84
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        115          428        5,449          178          466
At Dec. 31, 2002                        238          573        2,403          216          389
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    125     $    467     $  5,049     $    161     $    422
At Dec. 31, 2002                   $    207     $    501     $  2,053     $    180     $    325
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.32%        1.19%       11.17%       10.84%       10.86%
For the year ended Dec. 31, 2002       1.62%        1.54%        7.48%        7.76%        7.87%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.20%        1.40%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.40%        1.20%        1.40%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       0.93%        0.93%        3.33%        2.27%        3.41%
For the year ended Dec. 31, 2002     (20.18%)     (20.18%)      (8.60%)      (7.78%)      (7.69%)
-----------------------------------------------------------------------------------------------

                                     WEXI7        WFDI2        WFDI4        WFDI5        WFDI7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.90     $   1.05     $   1.05     $   1.06     $   1.07
At Dec. 31, 2001                   $   0.93     $   1.10     $   1.10     $   1.11     $   1.12
At Dec. 31, 2002                   $   0.86     $   1.15     $   1.15     $   1.16     $   1.17
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        279          592        1,473          117          805
At Dec. 31, 2002                        684        1,155        2,555          248        1,450
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    259     $    651     $  1,627     $    130     $    901
At Dec. 31, 2002                   $    587     $  1,323     $  2,942     $    287     $  1,697
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      10.93%        4.58%        4.48%        4.54%        4.47%
For the year ended Dec. 31, 2002       7.73%        2.82%        2.85%        2.84%        2.85%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.65%        1.45%        1.40%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.65%        1.45%        1.40%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       3.33%        4.76%        4.76%        4.72%        4.67%
For the year ended Dec. 31, 2002      (7.53%)       4.55%        4.55%        4.50%        4.46%
-----------------------------------------------------------------------------------------------



                                      EGD         WNDM2        WNDM4        WNDM7      WSVA2(4)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.54     $   0.86     $   0.86     $   0.86           --
At Dec. 31, 2001                   $   1.27     $   0.70     $   0.71     $   0.71           --
At Dec. 31, 2002                   $   0.98     $   0.54     $   0.54     $   0.55     $     --
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      4,237          701        1,815        1,471           --
At Dec. 31, 2002                      3,938          363        1,916        1,714           --
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  5,370     $    494     $  1,284     $  1,045           --
At Dec. 31, 2002                   $  3,845     $    197     $  1,043     $    940           --
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.23%        0.23%        0.25%        0.23%          --
For the year ended Dec. 31, 2002       0.50%        0.47%        0.49%        0.51%          --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.65%        1.45%        1.20%          --
For the year ended Dec. 31, 2002       1.40%        1.65%        1.45%        1.20%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.53%)     (18.60%)     (17.44%)     (17.44%)         --
For the year ended Dec. 31, 2002     (22.83%)     (22.86%)     (23.94%)     (22.54%)         --%
-----------------------------------------------------------------------------------------------

                                   WSVA4(4)     WSVA5(4)     WSVA7(4)       WSCA2        WSCA4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --           --     $   0.90     $   0.90
At Dec. 31, 2001                         --           --           --     $   0.82     $   0.83
At Dec. 31, 2002                   $   0.79     $   0.79     $   0.79     $   0.67     $   0.68
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --           --           --           43          552
At Dec. 31, 2002                         35           35           22           37          597
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --           --           --     $     36     $    456
At Dec. 31, 2002                   $     28     $     27     $     18     $     25     $    403
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002       0.21%        0.35%        0.39%          --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --           --           --         1.65%        1.45%
For the year ended Dec. 31, 2002       1.45%        1.40%        1.20%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --           --           --        (8.89%)      (7.78%)
For the year ended Dec. 31, 2002     (21.00%)     (21.00%)     (21.00%)     (18.29%)     (18.07%)
-----------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                     WSCA5        WSCA7         ECA         WCAP2        WCAP4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.90     $   0.90     $   1.26     $   0.75     $   0.75
At Dec. 31, 2001                   $   0.83     $   0.83     $   0.95     $   0.57     $   0.57
At Dec. 31, 2002                   $   0.68     $   0.68     $   0.71     $   0.42     $   0.42
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         89           41        4,269          494        4,485
At Dec. 31, 2002                        173          307        3,287          489        3,888
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     74     $     34     $  4,057     $    280     $  2,549
At Dec. 31, 2002                   $    117     $    209     $  2,330     $    206     $  1,646
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002         --           --           --           --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.20%        1.40%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.40%        1.20%        1.40%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (7.78%)      (7.78%)     (24.60%)     (24.00%)     (24.00%)
For the year ended Dec. 31, 2002     (18.07%)     (18.07%)     (25.26%)     (26.32%)     (26.32%)
-----------------------------------------------------------------------------------------------

                                     WCAP7         EVA         WVAL2        WVAL4        WVAL7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.75     $   1.45     $   0.81     $   0.81     $   0.81
At Dec. 31, 2001                   $   0.57     $   1.25     $   0.69     $   0.70     $   0.70
At Dec. 31, 2002                   $   0.43     $   0.86     $   0.48     $   0.48     $   0.48
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,749       11,706        1,872        9,987        7,863
At Dec. 31, 2002                      2,455       10,223        1,112        8,628        6,919
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,569     $ 14,617     $  1,301     $  6,961     $  5,506
At Dec. 31, 2002                   $  1,047     $  8,772     $    529     $  4,131     $  3,337
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         0.13%        0.14%        0.16%        0.14%
For the year ended Dec. 31, 2002         --         0.31%        0.21%        0.30%        0.31%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.40%        1.65%        1.45%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.40%        1.65%        1.45%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (24.00%)     (13.79%)     (14.81%)     (13.58%)     (13.58%)
For the year ended Dec. 31, 2002     (24.56%)     (31.20%)     (30.43%)     (31.43%)     (31.43%)
-----------------------------------------------------------------------------------------------


                                      ESR         WSRG2        WSRG4        WSRG7      WDYC2(5)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.08     $   0.90     $   0.90     $   0.90           --
At Dec. 31, 2001                   $   0.82     $   0.68     $   0.69     $   0.69     $   0.95
At Dec. 31, 2002                   $   0.58     $   0.48     $   0.48     $   0.48     $   0.86
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        434          191        1,356        1,145            3
At Dec. 31, 2002                        431          156        1,131          817           10
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    357     $    131     $    932     $    790     $      3
At Dec. 31, 2002                   $    249     $     75     $    544     $    396     $      9
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.06%        0.08%        0.07%        0.07%          --
For the year ended Dec. 31, 2002       0.22%        0.20%        0.20%        0.18%        0.19%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.65%        1.45%        1.20%        1.65%
For the year ended Dec. 31, 2002       1.40%        1.65%        1.45%        1.20%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (24.07%)     (24.44%)     (23.33%)     (23.33%)      (5.00%)
For the year ended Dec. 31, 2002     (29.27%)     (29.41%)     (30.43%)     (30.43%)      (9.47%)
-----------------------------------------------------------------------------------------------

                                   WDYC4(5)     WDYC5(5)     WDYC7(5)     WHIP2(5)     WHIP4(5)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --           --           --           --
At Dec. 31, 2001                   $   0.95     $   0.95     $   0.95     $   0.91     $   0.91
At Dec. 31, 2002                   $   0.87     $   0.87     $   0.87     $   0.92     $   0.93
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         66            1           60           13           58
At Dec. 31, 2002                        240            7           92           13          104
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     63     $      1     $     57     $     12     $     53
At Dec. 31, 2002                   $    209     $      6     $     80     $     12     $     96
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002       0.23%        0.23%        0.17%       10.78%        7.19%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.40%        1.20%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.45%        1.40%        1.20%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (5.00%)      (5.00%)      (5.00%)      (9.00%)      (9.00%)
For the year ended Dec. 31, 2002      (8.42%)      (8.42%)      (8.42%)       1.10%        2.20%
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                   WHIP5(5)     WHIP7(5)     WMDC2(5)     WMDC4(5)     WMDC5(5)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --           --           --           --
At Dec. 31, 2001                   $   0.91     $   0.91     $   1.06     $   1.06     $   1.06
At Dec. 31, 2002                   $   0.93     $   0.93     $   0.94     $   0.94     $   0.94
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          3           71            8          367           94
At Dec. 31, 2002                         24          154           42          723          250
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      3     $     65     $      8     $    390     $    100
At Dec. 31, 2002                   $     23     $    144     $     40     $    681     $    236
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002       2.08%        6.92%        0.35%        0.64%        0.52%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.20%        1.65%        1.45%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.20%        1.65%        1.45%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (9.00%)      (9.00%)       6.00%        6.00%        6.00%
For the year ended Dec. 31, 2002       2.20%        2.20%      (11.32%)     (11.32%)     (11.32%)
-----------------------------------------------------------------------------------------------

                                   WMDC7(5)       WISE2        WISE4        WISE5        WISE7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --     $   0.99     $   0.99     $   0.99     $   1.16
At Dec. 31, 2001                   $   1.06     $   0.98     $   0.99     $   0.99     $   1.16
At Dec. 31, 2002                   $   0.95     $   0.96     $   0.97     $   0.97     $   1.13
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        667          285        2,006          101          969
At Dec. 31, 2002                      1,005          343        2,665          224        1,080
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    711     $    280     $  1,977     $    100     $  1,119
At Dec. 31, 2002                   $    951     $    329     $  2,573     $    217     $  1,225
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         6.96%        5.49%        8.32%        4.75%
For the year ended Dec. 31, 2002       0.71%        9.05%       10.02%        9.02%       10.11%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.65%        1.45%        1.40%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.65%        1.45%        1.40%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.00%       (1.01%)       0.00%        0.00%        0.00%
For the year ended Dec. 31, 2002     (10.38%)      (2.04%)      (2.02%)      (2.02%)      (2.59%)
-----------------------------------------------------------------------------------------------

                                      ERE         WRES2        WRES4        WRES7        WSMC2
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.25     $   1.18     $   1.18     $   1.34     $   0.60
At Dec. 31, 2001                   $   1.33     $   1.25     $   1.26     $   1.42     $   0.50
At Dec. 31, 2002                   $   1.34     $   1.26     $   1.26     $   1.44     $   0.35
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        325           11          373          119          348
At Dec. 31, 2002                        542           58          674          421          331
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    434     $     14     $    469     $    170     $    175
At Dec. 31, 2002                   $    728     $     73     $    852     $    605     $    117
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       4.93%        3.29%        3.98%        3.56%        0.37%
For the year ended Dec. 31, 2002       2.68%        1.37%        2.72%        3.07%        0.23%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.65%        1.45%        1.20%        1.65%
For the year ended Dec. 31, 2002       1.40%        1.65%        1.45%        1.20%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       6.40%        5.93%        6.78%        5.97%      (16.67%)
For the year ended Dec. 31, 2002       0.75%        0.80%        0.00%        1.41%      (30.00%)
-----------------------------------------------------------------------------------------------

                                     WSMC4        WSMC5        WSMC7      WVAS2(4)     WVAS4(4)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.65     $   0.61     $   0.66           --           --
At Dec. 31, 2001                   $   0.55     $   0.51     $   0.55           --           --
At Dec. 31, 2002                   $   0.38     $   0.36     $   0.39     $   0.79     $   0.79
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      3,330          723        2,416           --           --
At Dec. 31, 2002                      3,832          967        2,813            4           96
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,819     $    366     $  1,326           --           --
At Dec. 31, 2002                   $  1,471     $    344     $  1,088     $      3     $     76
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.38%        0.33%        0.37%          --           --
For the year ended Dec. 31, 2002       0.27%        0.27%        0.26%        0.08%        0.27%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.40%        1.20%          --           --
For the year ended Dec. 31, 2002       1.45%        1.40%        1.20%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (15.38%)     (16.39%)     (16.67%)         --           --
For the year ended Dec. 31, 2002     (30.91%)     (29.41%)     (29.09%)     (21.00%)     (21.00%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                   WVAS5(6)     WVAS7(4)        EMU         WMSS2        WMSS4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --     $   1.17     $   1.11     $   1.11
At Dec. 31, 2001                         --           --     $   1.23     $   1.17     $   1.17
At Dec. 31, 2002                   $   0.88     $   0.79     $   1.07     $   1.02     $   1.02
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --           --          546           41          691
At Dec. 31, 2002                         55           59          966          123        1,165
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --           --     $    674     $     48     $    812
At Dec. 31, 2002                   $     48     $     47     $  1,037     $    125     $  1,189
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --         2.10%        0.04%        1.42%
For the year ended Dec. 31, 2002       0.44%        0.35%        0.96%        0.71%        0.88%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --           --         1.40%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.40%        1.20%        1.40%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --           --         5.13%        5.41%        5.41%
For the year ended Dec. 31, 2002     (12.00%)     (21.00%)     (13.01%)     (12.82%)     (12.82%)
-----------------------------------------------------------------------------------------------

                                     WMSS7         JUS         WUSE2        WUSE4        WUSE7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.18     $   1.00     $   0.91     $   0.92     $   0.92
At Dec. 31, 2001                   $   1.25     $   0.87     $   0.79     $   0.79     $   0.80
At Dec. 31, 2002                   $   1.08     $   0.67     $   0.61     $   0.61     $   0.62
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        521        1,183          212        1,465        1,352
At Dec. 31, 2002                        875        1,109          204        1,894        1,593
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    649     $  1,028     $    168     $  1,164     $  1,080
At Dec. 31, 2002                   $    950     $    743     $    124     $  1,159     $    982
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.58%        0.40%        0.52%        0.56%        0.61%
For the year ended Dec. 31, 2002       0.91%        0.60%        0.54%        0.63%        0.61%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.40%        1.65%        1.45%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.40%        1.65%        1.45%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.93%      (13.00%)     (13.19%)     (14.13%)     (13.04%)
For the year ended Dec. 31, 2002     (13.60%)     (22.99%)     (22.78%)     (22.78%)     (22.50%)
-----------------------------------------------------------------------------------------------

                                      JMC         WMCV2        WMCV4        WMCV7        WGIS2
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.26     $   1.41     $   1.41     $   1.42     $   1.02
At Dec. 31, 2001                   $   1.40     $   1.56     $   1.56     $   1.57     $   0.84
At Dec. 31, 2002                   $   1.31     $   1.46     $   1.47     $   1.48     $   0.65
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        280          110          982        1,041           87
At Dec. 31, 2002                        423          125        1,266        1,065           68
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    390     $    171     $  1,533     $  1,633     $     73
At Dec. 31, 2002                   $    555     $    182     $  1,857     $  1,574     $     45
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.67%        1.27%        1.43%        1.20%        0.39%
For the year ended Dec. 31, 2002       1.11%        1.03%        1.03%        0.94%        0.53%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.65%        1.45%        1.20%        1.65%
For the year ended Dec. 31, 2002       1.40%        1.65%        1.45%        1.20%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      11.11%       10.64%       10.64%       10.56%      (17.65%)
For the year ended Dec. 31, 2002      (6.43%)      (6.41%)      (5.77%)      (5.73%)     (22.62%)
-----------------------------------------------------------------------------------------------

                                     WGIS4        WGIS5        WGIS7        EUT          WUTS2
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.02     $   1.02     $   1.03     $   1.27     $   0.85
At Dec. 31, 2001                   $   0.84     $   0.84     $   0.86     $   0.95     $   0.63
At Dec. 31, 2002                   $   0.66     $   0.66     $   0.67     $   0.72     $   0.48
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      1,420          219        1,400        2,550          567
At Dec. 31, 2002                      1,500          346        1,476        2,205          453
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  1,199     $    185     $  1,202     $  2,420     $    358
At Dec. 31, 2002                   $    986     $    228     $    990     $  1,594     $    217
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.39%        0.34%        0.41%        3.43%        2.99%
For the year ended Dec. 31, 2002       0.60%        0.56%        0.52%        2.69%        2.80%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.40%        1.20%        1.40%        1.65%
For the year ended Dec. 31, 2002       1.45%        1.40%        1.20%        1.40%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.65%)     (17.65%)     (16.50%)     (25.20%)     (25.88%)
For the year ended Dec. 31, 2002     (21.43%)     (21.43%)     (22.09%)     (24.21%)     (23.81%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                     WUTS4        WUTS7      WOGS2(4)     WOGS4(4)     WOGS5(4)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.93     $   0.93           --           --           --
At Dec. 31, 2001                   $   0.69     $   0.70           --           --           --
At Dec. 31, 2002                   $   0.53     $   0.53     $     --     $   0.77     $   0.77
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      4,300        2,308           --           --           --
At Dec. 31, 2002                      3,195        1,931           --            6           12
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,987     $  1,611           --           --           --
At Dec. 31, 2002                   $  1,690     $  1,028           --     $      5     $      9
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       3.03%        2.96%          --           --           --
For the year ended Dec. 31, 2002       2.86%        2.68%          --           --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.20%          --           --           --
For the year ended Dec. 31, 2002       1.45%        1.20%        1.65%        1.45%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (25.81%)     (24.73%)         --           --           --
For the year ended Dec. 31, 2002     (23.19%)     (24.29%)         --%      (23.00%)     (23.00%)
-----------------------------------------------------------------------------------------------

                                   WOGS7(4)     WSTB2(4)     WSTB4(4)     WSTB5(4)     WSTB7(4)
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --           --           --           --
At Dec. 31, 2001                         --           --           --           --           --
At Dec. 31, 2002                   $   0.77     $     --     $   1.03     $   1.03     $   1.03
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --           --           --           --           --
At Dec. 31, 2002                         13           --           83           10          111
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --           --           --           --           --
At Dec. 31, 2002                   $     10           --     $     85     $     10     $    114
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002         --           --           --           --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002       1.20%        1.65%        1.45%        1.40%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --           --           --           --           --
For the year ended Dec. 31, 2002     (23.00%)         --%        3.00%        3.00%        3.00%
-----------------------------------------------------------------------------------------------


                                   WHSC2(4)     WHSC4(4)     WHSC5(4)     WHSC7(4)        EPL
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                         --           --           --           --     $   1.19
At Dec. 31, 2001                         --           --           --           --     $   0.93
At Dec. 31, 2002                   $   0.84     $   0.84     $   0.84     $   0.84     $   0.76
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         --           --           --           --        1,775
At Dec. 31, 2002                         33           30           12           12        1,856
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                         --           --           --           --     $  1,651
At Dec. 31, 2002                   $     28     $     25     $     10     $     10     $  1,401
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --         0.31%
For the year ended Dec. 31, 2002         --           --           --           --         0.87%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         --           --           --           --         1.40%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.40%        1.20%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         --           --           --           --       (21.85%)
For the year ended Dec. 31, 2002     (16.00%)     (16.00%)     (16.00%)     (16.00%)     (18.28%)
-----------------------------------------------------------------------------------------------

                                     WIGR2        WIGR4        WIGR7         EPT         WVIS2
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.75     $   0.75     $   0.83     $   1.40     $   0.73
At Dec. 31, 2001                   $   0.59     $   0.59     $   0.65     $   0.92     $   0.48
At Dec. 31, 2002                   $   0.47     $   0.48     $   0.53     $   0.63     $   0.33
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        730        6,094        3,906          782          668
At Dec. 31, 2002                        666        5,517        3,982          888          608
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    427     $  3,579     $  2,550     $    717     $    321
At Dec. 31, 2002                   $    315     $  2,629     $  2,115     $    558     $    199
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.27%        0.25%        0.27%          --           --
For the year ended Dec. 31, 2002       0.85%        0.86%        0.84%          --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%        1.45%        1.20%        1.40%        1.65%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.20%        1.40%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (21.33%)     (21.33%)     (21.69%)     (34.29%)     (34.25%)
For the year ended Dec. 31, 2002     (20.34%)     (18.64%)     (18.46%)     (31.52%)     (31.25%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                     WVIS4        WVIS7        WAAL2        WAAL4        WAAL5
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.74     $   0.75     $   0.98     $   0.99     $   0.99
At Dec. 31, 2001                   $   0.48     $   0.49     $   0.90     $   0.90     $   0.90
At Dec. 31, 2002                   $   0.33     $   0.34     $   0.77     $   0.78     $   0.78
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      6,122        4,717        1,685       10,263          580
At Dec. 31, 2002                      5,352        4,476        1,505        8,776        1,043
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,952     $  2,309     $  1,516     $  9,271     $    525
At Dec. 31, 2002                   $  1,765     $  1,502     $  1,161     $  6,810     $    810
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --         1.67%        1.67%        1.73%
For the year ended Dec. 31, 2002         --           --         2.04%        2.02%        2.25%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.20%        1.65%        1.45%        1.40%
For the year ended Dec. 31, 2002       1.45%        1.20%        1.65%        1.45%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (35.14%)     (34.67%)      (8.16%)      (9.09%)      (9.09%)
For the year ended Dec. 31, 2002     (31.25%)     (30.61%)     (14.44%)     (13.33%)     (13.33%)
-----------------------------------------------------------------------------------------------

                                     WAAL7        WEQI2        WEQI4        WEQI5        WEQI7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.99     $   1.12     $   1.13     $   1.13     $   1.13
At Dec. 31, 2001                   $   0.91     $   1.05     $   1.05     $   1.05     $   1.06
At Dec. 31, 2002                   $   0.79     $   0.83     $   0.84     $   0.84     $   0.84
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      5,343          466        2,076          553        2,040
At Dec. 31, 2002                      5,138          482        2,251          922        2,083
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  4,893     $    487     $  2,181     $    582     $  2,158
At Dec. 31, 2002                   $  4,050     $    401     $  1,881     $    772     $  1,758
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.72%        1.21%        1.07%        1.06%        1.02%
For the year ended Dec. 31, 2002       2.05%        1.60%        1.58%        1.71%        1.60%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.65%        1.45%        1.40%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.65%        1.45%        1.40%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.08%)      (6.25%)      (7.08%)      (7.08%)      (6.19%)
For the year ended Dec. 31, 2002     (13.19%)     (20.95%)     (20.00%)     (20.00%)     (20.75%)
-----------------------------------------------------------------------------------------------

                                     WEQV2        WEQV4        WEQV5        WEQV7        WGRO2
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.09     $   1.09     $   1.09     $   1.09     $   0.87
At Dec. 31, 2001                   $   1.00     $   1.00     $   1.01     $   1.01     $   0.69
At Dec. 31, 2002                   $   0.75     $   0.75     $   0.75     $   0.76     $   0.50
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        378          530          119          457          172
At Dec. 31, 2002                        366          689          158          638          160
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    379     $    533     $    120     $    468     $    119
At Dec. 31, 2002                   $    273     $    518     $    119     $    488     $     81
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.63%        0.65%        0.76%        0.65%        0.01%
For the year ended Dec. 31, 2002       1.28%        1.40%        1.34%        1.35%        0.11%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%        1.45%        1.40%        1.20%        1.65%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.40%        1.20%        1.65%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (8.26%)      (8.26%)      (7.34%)      (7.34%)     (20.69%)
For the year ended Dec. 31, 2002     (25.00%)     (25.00%)     (25.74%)     (24.75%)     (27.54%)
-----------------------------------------------------------------------------------------------

                                     WGRO4        WGRO5        WGRO7        WIEQ2        WIEQ4
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.87     $   0.87     $   0.87     $   0.89     $   0.89
At Dec. 31, 2001                   $   0.69     $   0.69     $   0.70     $   0.73     $   0.74
At Dec. 31, 2002                   $   0.51     $   0.51     $   0.51     $   0.55     $   0.56
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        603          190          321            2          290
At Dec. 31, 2002                        422          233          519           43          359
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    418     $    132     $    224     $      1     $    214
At Dec. 31, 2002                   $    214     $    119     $    265     $     24     $    201
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.01%        0.01%        0.02%        0.03%        0.02%
For the year ended Dec. 31, 2002       0.11%        0.13%        0.11%        0.21%        0.19%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.45%        1.40%        1.20%        1.65%        1.45%
For the year ended Dec. 31, 2002       1.45%        1.40%        1.20%        1.65%        1.45%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (20.69%)     (20.69%)     (19.54%)     (17.98%)     (16.85%)
For the year ended Dec. 31, 2002     (26.09%)     (26.09%)     (27.14%)     (24.66%)     (24.32%)
-----------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                     WIEQ5        WIEQ7        WLCG2        WLCG4        WLCG5
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.89     $   0.89     $   0.95     $   0.95     $   0.95
At Dec. 31, 2001                   $   0.73     $   0.74     $   0.74     $   0.74     $   0.74
At Dec. 31, 2002                   $   0.56     $   0.56     $   0.52     $   0.52     $   0.53
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         60          218        2,335       12,882        2,046
At Dec. 31, 2002                         89          245        2,440       11,956        2,281
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     44     $    161     $  1,718     $  9,520     $  1,513
At Dec. 31, 2002                   $     50     $    138     $  1,272     $  6,269     $  1,198
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.03%        0.03%          --           --           --
For the year ended Dec. 31, 2002       0.20%        0.20%          --           --           --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.40%        1.20%        1.65%        1.45%        1.40%
For the year ended Dec. 31, 2002       1.40%        1.20%        1.65%        1.45%        1.40%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.98%)     (16.85%)     (22.11%)     (22.11%)     (22.11%)
For the year ended Dec. 31, 2002     (23.29%)     (24.32%)     (29.73%)     (29.73%)     (28.38%)
-----------------------------------------------------------------------------------------------

                                     WLCG7        WMMK2        WMMK4        WMMK5        WMMK7
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.95     $   1.02     $   1.03     $   1.03     $   1.04
At Dec. 31, 2001                   $   0.74     $   1.04     $   1.05     $   1.05     $   1.06
At Dec. 31, 2002                   $   0.53     $   1.04     $   1.05     $   1.05     $   1.06
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                     11,429        1,236        7,943          712        2,106
At Dec. 31, 2002                      8,912        1,193        5,698          596        2,532
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  8,490     $  1,290     $  8,338     $    746     $  2,236
At Dec. 31, 2002                   $  4,709     $  1,241     $  5,973     $    624     $  2,692
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --         3.39%        3.26%        3.30%        3.11%
For the year ended Dec. 31, 2002         --         1.33%        1.33%        1.35%        1.32%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.20%        1.65%        1.45%        1.40%        1.20%
For the year ended Dec. 31, 2002       1.20%        1.65%        1.45%        1.40%        1.20%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (22.11%)       1.96%        1.94%        1.94%        1.92%
For the year ended Dec. 31, 2002     (28.38%)       0.00%        0.00%        0.00%        0.00%
-----------------------------------------------------------------------------------------------

                                     WSCG2        WSCG4        WSCG5        WSCG7        WCBD2      WCBD4       WCBD5        WCBD7
                                   ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.56     $   0.56     $   0.56     $   0.56     $   1.06   $   1.06    $   1.06     $   1.08
At Dec. 31, 2001                   $   0.41     $   0.41     $   0.42     $   0.42     $   1.12   $   1.12    $   1.12     $   1.14
At Dec. 31, 2002                   $   0.25     $   0.25     $   0.25     $   0.25     $   1.19   $   1.19    $   1.19     $   1.22
-----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        712        3,996        1,146        3,231          997      1,386         155          934
At Dec. 31, 2002                        655        3,821        1,243        3,066        1,004      1,671         167        1,227
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    294     $  1,657     $    476     $  1,346     $  1,116   $  1,557    $    174     $  1,066
At Dec. 31, 2002                   $    164     $    965     $    314     $    780     $  1,191   $  1,993    $    199     $  1,491
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --           --           --           --         6.12%      6.09%       6.08%        6.09%
For the year ended Dec. 31, 2002         --           --           --           --         5.94%      5.92%       5.94%        5.91%
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.65%        1.45%        1.40%        1.20%        1.65%      1.45%       1.40%        1.20%
For the year ended Dec. 31, 2002       1.65%        1.45%        1.40%        1.20%        1.65%      1.45%       1.40%        1.20%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (26.79%)     (26.79%)     (25.00%)     (25.00%)       5.66%      5.66%       5.66%        5.56%
For the year ended Dec. 31, 2002     (39.02%)     (39.02%)     (40.48%)     (40.48%)       6.25%      6.25%       6.25%        7.02%
-----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on May 1, 2002.

(5)  Operations commenced on May 1, 2001.

(6)  Operations commenced on March 1, 2002.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                                                               44223-20 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                               p. 3
Calculating Annuity Payouts                           p.19
Rating Agencies                                       p.20
Principal Underwriter                                 p.20
Independent Auditors                                  p.20
Condensed Financial Information (Unaudited)           p.21
Financial Statements

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                       P(1+T)(TO THE POWER OF n) = ERV
where:                   P = a hypothetical initial payment of $1,000

                         T = average annual total return

                         n = number of years

                       ERV = Ending Redeemable Value of a hypothetical
                             $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                            PERFORMANCE
                                                                         OF THE SUBACCOUNT
                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                 (30.01%)   (21.40%)
WCAR1         Capital Resource Fund (3/00; 10/81)                      (29.44)    (24.50)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)              (26.72)     (8.49)
WEXI1         Extra Income Fund (3/00; 5/96)                           (15.40)     (9.12)
WFDI1         Federal Income Fund (3/00; 9/99)                          (4.24)      1.91
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                      (29.31)    (22.86)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                   --     (27.37)(b)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                    (24.94)    (16.50)
            AIM V.I.
WCAP1         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                             (31.54)    (29.75)
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)        (36.88)    (26.43)
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                     (35.69)    (26.31)
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                          (16.49)    (18.35)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)     (6.53)    (10.35)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)       (18.58)    (11.35)

                                                                                       PERFORMANCE
                                                                                       OF THE FUND
                                                                                                           SINCE
SUBACCOUNT  INVESTING IN:                                              1 YEAR      5 YEARS    10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                 (30.01%)        --%        --%     (16.18%)
WCAR1         Capital Resource Fund (3/00; 10/81)                      (29.44)      (7.66)      1.71        7.38
WDEI1         Diversified Equity Income Fund (3/00; 9/99)              (26.72)         --         --       (8.71)
WEXI1         Extra Income Fund (3/00; 5/96)                           (15.40)      (5.49)        --       (1.58)
WFDI1         Federal Income Fund (3/00; 9/99)                          (4.24)         --         --        2.08
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                      (29.31)      (3.33)        --        2.41
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)               (20.49)         --         --      (11.71)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                    (24.94)         --         --       (6.89)
            AIM V.I.
WCAP1         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                             (31.54)      (5.72)        --        4.51
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)        (36.88)      (5.66)        --        4.99
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                     (35.69)      (7.30)        --        7.01
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                          (16.49)         --         --      (27.44)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)     (6.53)      (9.83)      1.28        4.02
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)       (18.58)         --         --       12.01



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR         COMMENCEMENT
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                              (10.06%)           0.49%
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (7.64)            9.87
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (35.46)          (32.30)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                  --           (19.47)(b)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (20.19)           (1.12)
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (29.32)          (19.46)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                                      (13.76)           10.99
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)                 (28.47)          (16.94)
WUTS1         Utilities Series - Initial Class (3/00; 1/95)                        (30.09)          (23.71)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (29.02)(b)
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --            (5.31)(b)
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --           (23.81)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (25.49)          (23.79)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (37.19)          (35.83)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                                (21.13)          (11.98)
WEQI1         Equity Income Fund (3/00; 5/96)(9)                                   (26.93)           (9.73)
WEQV1         Equity Value Fund (3/00; 5/98)(10)                                   (31.30)          (13.14)
WGRO1         Growth Fund (3/00; 4/94)(11)                                         (32.88)          (24.86)
WIEQ1         International Equity Fund (7/00; 7/00)                               (30.24)          (24.50)
WLCG1         Large Company Growth Fund (3/00; 9/99)                               (34.85)          (23.92)
WMMK1         Money Market Fund (3/00; 5/94)(12)                                    (8.30)           (1.80)
WSCG1         Small Cap Growth Fund (3/00; 5/95)(13)                               (44.08)          (42.33)
WCBD1         Total Return Bond Fund (3/00; 9/99)                                   (2.52)            3.27
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                          SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                              (10.06%)       0.15%       5.59%          6.39%
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (7.64)       (0.97        7.85           6.92
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (35.46)       (2.45)         --           4.41
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                              (17.90)          --          --          (3.09)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (20.19)        0.58          --           4.00
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (29.32)          --          --          (5.94)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                                      (13.76)          --          --           0.48
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)                 (28.47)       (6.33)         --           3.04
WUTS1         Utilities Series - Initial Class (3/00; 1/95)                        (30.09)       (4.07)         --           6.41
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (29.76)        1.78        9.61           6.59
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                        (3.21)        1.13          --           3.34
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (27.91)          --          --          (4.95)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (25.49)       (1.08)         --           1.51
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (37.19)       (7.69)         --          (3.16)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                                (21.13)       (1.07)         --           5.37
WEQI1         Equity Income Fund (3/00; 5/96)(9)                                   (26.93)       (3.51)         --           2.34
WEQV1         Equity Value Fund (3/00; 5/98)(10)                                   (31.30)          --          --         (10.85)
WGRO1         Growth Fund (3/00; 4/94)(11)                                         (32.88)       (7.81)         --           2.43
WIEQ1         International Equity Fund (7/00; 7/00)                               (30.24)          --          --         (24.50)
WLCG1         Large Company Growth Fund (3/00; 9/99)                               (34.85)          --          --         (15.23)
WMMK1         Money Market Fund (3/00; 5/94)(12)                                    (8.30)        0.59          --           1.67
WSCG1         Small Cap Growth Fund (3/00; 5/95)(13)                               (44.08)      (16.30)         --          (5.02)
WCBD1         Total Return Bond Fund (3/00; 9/99)                                   (2.52)          --          --           3.39
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.55% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                     SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR        COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.73%)         (19.28%)
WCAR1         Capital Resource Fund (3/00; 10/81)                                  (24.11)          (22.45)
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                          (21.16)           (6.06)
WEXI1         Extra Income Fund (3/00; 5/96)                                        (8.85)           (6.64)
WFDI1         Federal Income Fund (3/00; 9/99)                                       3.28             4.58
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.97)          (20.78)
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                               --           (21.88)(b)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                (19.22)          (14.26)
            AIM V.I.
WCAP1         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (26.39)          (27.84)
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (32.20)          (24.46)
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.91)          (24.33)
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (10.04)          (14.61)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  0.79            (6.18)
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (12.30)           (7.31)
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (3.05)            3.22
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (0.41)           12.20
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (30.65)          (30.46)
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                  --           (13.28)(b)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (14.06)            1.53
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.97)          (17.30)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                                       (7.06)           13.28
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)                 (23.06)          (14.71)
WUTS1         Utilities Series - Initial Class (3/00; 1/95)                        (24.82)          (21.63)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (23.68)(b)
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --             2.09(b)

                                                                                                     PERFORMANCE
                                                                                                     OF THE FUND
                                                                                                                            SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR       5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.73%)         --%         --%        (14.67%)
WCAR1         Capital Resource Fund (3/00; 10/81)                                  (24.11)       (6.96)       1.71           7.38
WDEI1         Diversified Equity Income Fund (3/00; 9/99)                          (21.16)          --          --          (7.09)
WEXI1         Extra Income Fund (3/00; 5/96)                                        (8.85)       (4.76)         --          (1.58)
WFDI1         Federal Income Fund (3/00; 9/99)                                       3.28           --          --           3.78
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.97)       (2.61)         --           2.41
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)                           (14.38)          --          --          (6.75)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                                (19.22)          --          --          (5.24)
            AIM V.I.
WCAP1         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (26.39)       (5.01)         --           4.51
WVAL1         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (32.20)       (4.96)         --           4.99
            DREYFUS
WSRG1         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.91)       (6.61)         --           7.01
            FIDELITY(R) VIP
WDYC1         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (10.04)          --          --         (24.87)
WHIP1         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  0.79        (9.12)       1.28           4.02
WMDC1         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (12.30)          --          --          12.71
            FTVIPT
WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (3.05)        0.92        5.59           6.39
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (0.41)       (0.20)       7.85           6.92
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (30.65)       (1.73)         --           4.41
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                              (11.56)          --          --          (2.31)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (14.06)        1.34          --           4.00
            GOLDMAN SACHS VIT
WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.97)          --          --          (5.21)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                                       (7.06)          --          --           1.29
            MFS(R)
WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)                 (23.06)       (5.62)         --           3.04
WUTS1         Utilities Series - Initial Class (3/00; 1/95)                        (24.82)       (3.36)         --           6.41
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (24.46)        2.51        9.61           6.59
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                         4.40         1.88          --           3.34


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --%          (18.02%)(b)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (19.82)          (21.71)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (32.53)          (34.07)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                                (15.08)           (9.59)
WEQI1         Equity Income Fund (3/00; 5/96)(9)                                   (21.39)           (7.33)
WEQV1         Equity Value Fund (3/00; 5/98)(10)                                   (26.13)          (10.83)
WGRO1         Growth Fund (3/00; 4/94)(11)                                         (27.85)          (22.83)
WIEQ1         International Equity Fund (7/00; 7/00)                               (24.98)          (22.14)
WLCG1         Large Company Growth Fund (3/00; 9/99)                               (29.99)          (21.88)
WMMK1         Money Market Fund (3/00; 5/94)(12)                                    (1.13)            0.89
WSCG1         Small Cap Growth Fund (3/00; 5/95)(13)                               (40.02)          (40.73)
WCBD1         Total Return Bond Fund (3/00; 9/99)                                    5.16             5.87
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (22.45%)        --%         --%          (4.18%)
WIGR1         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (19.82)       (0.34)         --           1.82
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS1         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (32.53)       (7.00)         --          (2.86)
            WELLS FARGO VT
WAAL1         Asset Allocation Fund (3/00; 4/94)(8)                                (15.08)       (0.32)         --           5.37
WEQI1         Equity Income Fund (3/00; 5/96)(9)                                   (21.39)       (2.78)         --           2.34
WEQV1         Equity Value Fund (3/00; 5/98)(10)                                   (26.13)          --          --         (10.12)
WGRO1         Growth Fund (3/00; 4/94)(11)                                         (27.85)       (7.11)         --           2.43
WIEQ1         International Equity Fund (7/00; 7/00)                               (24.98)          --          --         (22.14)
WLCG1         Large Company Growth Fund (3/00; 9/99)                               (29.99)          --          --         (13.70)
WMMK1         Money Market Fund (3/00; 5/94)(12)                                    (1.13)        1.35          --           1.67
WSCG1         Small Cap Growth Fund (3/00; 5/95)(13)                               (40.02)      (15.67)         --          (5.02)
WCBD1         Total Return Bond Fund (3/00; 9/99)                                    5.16           --          --           5.05
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.55% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.14%)         (20.01%)
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.56)          (23.01)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (25.84)           (7.36)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.49)           (7.97)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.31)            2.92
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.44)          (21.42)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                               --           (26.79)(b)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.05)          (15.22)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (30.67)          (28.09)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.02)          (24.89)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.14%)         --%         --%        (14.79%)
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (28.56)       (6.26)       2.22           8.51
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (25.84)          --          --          (7.52)
WEXI3         Extra Income Fund (3/00; 5/96)                                       (14.49)       (4.19)         --          (0.32)
WFDI3         Federal Income Fund (3/00; 9/99)                                      (3.31)          --          --           3.08
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (28.44)       (2.12)         --           3.53
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                           (19.59)          --          --         (10.74)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (24.05)          --          --          (5.74)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (30.67)       (4.41)         --           5.70
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.02)       (4.35)         --           6.20


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (34.83%)         (24.77%)
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (15.44)          (17.23)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (5.60)           (9.36)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (17.68)          (10.35)
            FTVIPT
WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (9.14)            1.54
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (6.71)           11.00
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (34.59)          (30.54)
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                  --           (18.71)b)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.30)           (0.03)
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.44)          (18.11)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                                      (12.85)           12.18
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)                 (27.59)          (15.64)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.22)          (22.25)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (28.44)(b)
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --            (4.70)(b)
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --           (23.23)(b)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (24.61)          (22.32)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (36.33)          (33.92)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (34.83%)      (5.91%)        --%          8.05%
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (15.44)          --          --         (26.06)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (5.60)       (8.31)       1.79           5.08
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (17.68)          --          --          13.07
            FTVIPT
WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (9.14)        1.24        6.13           7.47
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (6.71)        0.16        8.39           7.96
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (34.59)       (1.19)         --           5.46
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                              (16.99)          --          --          (1.91)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.30)        1.67          --           4.98
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.44)          --          --          (4.63)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                                      (12.85)          --          --           1.57
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)                 (27.59)       (4.99)         --           4.08
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (29.22)       (2.83)         --           7.58
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (28.89)        3.00       10.16           7.68
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                        (2.28)        2.19          --           4.39
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (27.03)          --          --          (3.70)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (24.61)        0.05          --           2.61
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (36.33)       (6.28)         --          (1.87)



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                        PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                                (20.24%)         (10.79%)
WEQI3         Equity Income Fund (3/00; 5/96)(10)                                  (26.05)           (8.58)
WEQV3         Equity Value Fund (3/00; 5/98)(11)                                   (30.43)          (11.92)
WGRO3         Growth Fund (3/00; 4/94)                                             (32.01)          (23.36)
WIEQ3         International Equity Fund (7/00; 7/00)                               (29.36)          (23.15)
WLCG3         Large Company Growth Fund (3/00; 9/99)(12)                           (33.98)          (22.45)
WMMK3         Money Market Fund (3/00; 5/94)(13)                                    (7.38)           (0.77)
WSCG3         Small Cap Growth Fund (3/00; 5/95)                                   (43.23)          (40.07)
WCBD3         Total Return Bond Fund (3/00; 9/99)(9)                                (1.58)            4.25
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                                (20.24%)       0.06%         --%          6.47%
WEQI3         Equity Income Fund (3/00; 5/96)(10)                                  (26.05)       (2.29)         --           3.49
WEQV3         Equity Value Fund (3/00; 5/98)(11)                                   (30.43)          --          --          (9.34)
WGRO3         Growth Fund (3/00; 4/94)                                             (32.01)       (6.40)         --           3.63
WIEQ3         International Equity Fund (7/00; 7/00)                               (29.36)          --          --         (23.15)
WLCG3         Large Company Growth Fund (3/00; 9/99)(12)                           (33.98)          --          --         (13.87)
WMMK3         Money Market Fund (3/00; 5/94)(13)                                    (7.38)        1.67          --           2.81
WSCG3         Small Cap Growth Fund (3/00; 5/95)                                   (43.23)      (14.36)         --          (3.43)
WCBD3         Total Return Bond Fund (3/00; 9/99)(9)                                (1.58)          --          --           4.36
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (23.84%)         (17.95%)
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.22)          (21.02)
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.26)           (4.97)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (7.93)           (5.53)
WFDI3         Federal Income Fund (3/00; 9/99)                                       4.22             5.54
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.08)          (19.40)
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                               --           (21.29)(b)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.32)          (13.02)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.51)          (26.24)
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (31.32)          (22.97)
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.03)          (22.85)
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (8.95)          (13.51)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.74            (5.20)
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (11.39)           (6.33)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (23.84%)         --%         --%        (13.33%)
WCAR3         Capital Resource Fund (3/00; 10/81)                                  (23.22)       (5.59)       2.22           8.51
WDEI3         Diversified Equity Income Fund (3/00; 9/99)                          (20.26)          --          --          (5.93)
WEXI3         Extra Income Fund (3/00; 5/96)                                        (7.93)       (3.49)         --          (0.32)
WFDI3         Federal Income Fund (3/00; 9/99)                                       4.22           --          --           4.75
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.08)       (1.42)         --           3.53
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)                           (13.47)          --          --          (5.79)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                                (18.32)          --          --          (4.13)
            AIM V.I.
WCAP3         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (25.51)       (3.73)         --           5.70
WVAL3         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (31.32)       (3.68)         --           6.20
            DREYFUS
WSRG3         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.03)       (5.25)         --           8.05
            FIDELITY(R) VIP
WDYC3         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (8.95)          --          --         (23.54)
WHIP3         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.74        (7.64)       1.79           5.08
WMDC3         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (11.39)          --          --          13.75


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            FTVIPT
WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (2.11%)           4.22%
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                    0.53            13.29
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (29.77)          (28.77)
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                                  --           (12.51)(b)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (13.15)            2.59
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.08)          (16.00)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                                       (6.14)           14.43
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)                 (22.17)          (13.46)
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (23.93)          (20.23)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (23.09)(b)
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --             2.72(b)
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --           (17.42)(b)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (18.92)          (20.31)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (31.66)          (32.24)
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                                (14.17)           (8.44)
WEQI3         Equity Income Fund (3/00; 5/96)(10)                                  (20.49)           (6.22)
WEQV3         Equity Value Fund (3/00; 5/98)(11)                                   (25.25)           (9.66)
WGRO3         Growth Fund (3/00; 4/94)                                             (26.97)          (21.39)
WIEQ3         International Equity Fund (7/00; 7/00)                               (24.09)          (20.84)
WLCG3         Large Company Growth Fund (3/00; 9/99)(12)                           (29.11)          (20.46)
WMMK3         Money Market Fund (3/00; 5/94)(13)                                    (0.20)            1.89
WSCG3         Small Cap Growth Fund (3/00; 5/95)                                   (39.16)          (38.57)
WCBD3         Total Return Bond Fund (3/00; 9/99)(9)                                 6.11             6.81
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            FTVIPT
WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (2.11%)       1.98%       6.13%          7.47%
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                    0.53         0.90        8.39           7.96
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (29.77)       (0.50)         --           5.46
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (3/02; 5/98)(4)                                              (10.64)          --          --          (1.16)
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (13.15)        2.40          --           4.98
            GOLDMAN SACHS VIT
WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.08)          --          --          (3.93)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                                       (6.14)          --          --           2.36
            MFS(R)
WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)                 (22.17)       (4.31)         --           4.08
WUTS3         Utilities Series - Initial Class (3/00; 1/95)                        (23.93)       (2.14)         --           7.58
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (23.57)        3.70       10.16           7.68
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                         5.35         2.92          --           4.39
            PUTNAM VARIABLE TRUST
WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (21.55)          --          --          (2.96)
WIGR3         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (18.92)        0.76          --           2.90
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS3         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (31.66)       (5.63)         --          (1.59)
            WELLS FARGO VT
WAAL3         Asset Allocation Fund (3/00; 4/94)(8)                                (14.17)        0.78          --           6.47
WEQI3         Equity Income Fund (3/00; 5/96)(10)                                  (20.49)       (1.59)         --           3.49
WEQV3         Equity Value Fund (3/00; 5/98)(11)                                   (25.25)          --          --          (8.65)
WGRO3         Growth Fund (3/00; 4/94)                                             (26.97)       (5.74)         --           3.63
WIEQ3         International Equity Fund (7/00; 7/00)                               (24.09)          --          --         (20.84)
WLCG3         Large Company Growth Fund (3/00; 9/99)(12)                           (29.11)          --          --         (12.38)
WMMK3         Money Market Fund (3/00; 5/94)(13)                                    (0.20)        2.41          --           2.81
WSCG3         Small Cap Growth Fund (3/00; 5/95)                                   (39.16)      (13.77)         --          (3.43)
WCBD3         Total Return Bond Fund (3/00; 9/99)(9)                                 6.11           --          --           5.99
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.84%)         (21.19%)
WCAR4         Capital Resource Fund (3/00; 10/81)                                  (29.26)          (24.30)
WDEI4         Diversified Equity Income Fund (3/00; 9/99)                          (26.54)           (8.26)
WEXI4         Extra Income Fund (3/00; 5/96)                                       (15.19)           (8.87)
WFDI4         Federal Income Fund (3/00; 9/99)                                      (4.00)            2.19
WNDM4         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (29.14)          (22.66)
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)                               --           (27.25)(b)
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                                (24.75)          (16.28)
            AIM V.I.
WCAP4         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (31.37)          (29.57)
WVAL4         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.72)          (26.24)
            DREYFUS
WSRG4         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (35.53)          (26.12)
            FIDELITY(R) VIP
WDYC4         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (16.13)          (18.06)
WHIP4         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (6.29)          (10.13)
WMDC4         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (18.37)          (11.13)
            FTVIPT
WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (9.84)            0.76
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (7.41)           10.16
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (35.29)          (32.12)
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(4)                                                  --           (26.69)(b)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.99)           (0.88)
            GOLDMAN SACHS VIT
WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (29.14)          (19.25)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                                      (13.54)           11.28
            MFS(R)
WGIS4         Investors Trust Series -
              Initial Class (3/00; 10/95)                                          (28.29)          (16.72)
WUTS4         Utilities Series - Initial Class (3/00; 1/95)                        (29.92)          (23.51)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (28.90)(b)
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --            (5.15)(b)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (29.84%)         --%         --%        (16.48%)
WCAR4         Capital Resource Fund (3/00; 10/81)                                  (29.26)       (8.14)       1.97           7.65
WDEI4         Diversified Equity Income Fund (3/00; 9/99)                          (26.54)          --          --          (9.03)
WEXI4         Extra Income Fund (3/00; 5/96)                                       (15.19)       (5.99)         --          (1.88)
WFDI4         Federal Income Fund (3/00; 9/99)                                      (4.00)          --          --           1.78
WNDM4         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (29.14)       (3.83)         --           2.14
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)                           (20.29)          --          --         (11.49)
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                                (24.75)          --          --          (7.21)
            AIM V.I.
WCAP4         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (31.37)       (6.20)         --           4.77
WVAL4         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (36.72)       (6.13)         --           5.25
            DREYFUS
WSRG4         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (35.53)       (7.77)         --           7.27
            FIDELITY(R) VIP
WDYC4         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (16.13)          --          --         (27.19)
WHIP4         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (6.29)      (10.33)       1.53           4.30
WMDC4         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (18.37)          --          --          11.55
            FTVIPT
WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (9.84)       (0.38)       5.86           6.66
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (7.41)       (1.50)       8.11           7.18
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (35.29)       (2.95)         --           4.46
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(4)                                              (17.68)          --          --          (3.59)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.99)        0.05          --           3.73
            GOLDMAN SACHS VIT
WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (29.14)          --          --          (6.44)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                                      (13.54)          --          --          (0.10)
            MFS(R)
WGIS4         Investors Trust Series -
              Initial Class (3/00; 10/95)                                          (28.29)       (6.81)         --           3.09
WUTS4         Utilities Series - Initial Class (3/00; 1/95)                        (29.92)       (4.56)         --           6.51
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (29.58)        1.29        9.88           6.86
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                        (2.97)        0.63          --           3.62


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --%          (23.69%)(b)
WIGR4         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (25.31)          (23.59)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS4         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (37.03)          (35.65)
            WELLS FARGO VT
WAAL4         Asset Allocation Fund (3/00; 4/94)(8)                                (20.94)          (11.75)
WEQI4         Equity Income Fund (3/00; 5/96)(9)                                   (26.75)           (9.50)
WEQV4         Equity Value Fund (3/00; 5/98)(10)                                   (31.13)          (12.91)
WGRO4         Growth Fund (3/00; 4/94)(11)                                         (32.72)          (24.66)
WIEQ4         International Equity Fund (7/00; 7/00)                               (30.07)          (24.30)
WLCG4         Large Company Growth Fund (3/00; 9/99)                               (34.69)          (23.72)
WMMK4         Money Market Fund (3/00; 5/94)(12)                                    (8.07)           (1.57)
WSCG4         Small Cap Growth Fund (3/00; 5/95)(13)                               (43.94)          (42.17)
WCBD4         Total Return Bond Fund (3/00; 9/99)                                   (2.27)            3.53
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (27.73%)         --%         --%         (5.49%)
WIGR4         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (25.31)       (1.60)         --           1.15
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS4         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (37.03)       (8.15)         --          (3.51)
            WELLS FARGO VT
WAAL4         Asset Allocation Fund (3/00; 4/94)(8)                                (20.94)       (1.58)         --           5.64
WEQI4         Equity Income Fund (3/00; 5/96)(9)                                   (26.75)       (4.00)         --           2.07
WEQV4         Equity Value Fund (3/00; 5/98)(10)                                   (31.13)          --          --         (11.36)
WGRO4         Growth Fund (3/00; 4/94)(11)                                         (32.72)       (8.28)         --           2.69
WIEQ4         International Equity Fund (7/00; 7/00)                               (30.07)          --          --         (24.30)
WLCG4         Large Company Growth Fund (3/00; 9/99)                               (34.69)          --          --         (15.53)
WMMK4         Money Market Fund (3/00; 5/94)(12)                                    (8.07)        0.06          --           1.93
WSCG4         Small Cap Growth Fund (3/00; 5/95)(13)                               (43.94)      (16.72)         --          (4.99)
WCBD4         Total Return Bond Fund (3/00; 9/99)                                   (2.27)          --          --           3.09
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge, a 0.70% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.54%)         (19.07%)
WCAR4         Capital Resource Fund (3/00; 10/81)                                  (23.91)          (22.25)
WDEI4         Diversified Equity Income Fund (3/00; 9/99)                          (20.96)           (5.82)
WEXI4         Extra Income Fund (3/00; 5/96)                                        (8.62)           (6.39)
WFDI4         Federal Income Fund (3/00; 9/99)                                       3.54             4.84
WNDM4         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.78)          (20.57)
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)                               --           (21.75)(b)
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                                (19.01)          (14.04)
            AIM V.I.
WCAP4         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (26.21)          (27.65)
WVAL4         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (32.03)          (24.26)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(1)                             (24.54%)         --%         --%        (14.45%)
WCAR4         Capital Resource Fund (3/00; 10/81)                                  (23.91)       (6.71)       1.97           7.65
WDEI4         Diversified Equity Income Fund (3/00; 9/99)                          (20.96)          --          --          (6.85)
WEXI4         Extra Income Fund (3/00; 5/96)                                        (8.62)       (4.51)         --          (1.31)
WFDI4         Federal Income Fund (3/00; 9/99)                                       3.54           --          --           4.05
WNDM4         NEW DIMENSIONS FUND(R) (3/00; 5/96)                                  (23.78)       (2.35)         --           2.66
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)                           (14.16)          --          --          (6.51)
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                                (19.01)          --          --          (5.00)
            AIM V.I.
WCAP4         Capital Appreciation Fund,
              Series I Shares (3/00; 5/93)                                         (26.21)       (4.76)         --           4.77
WVAL4         Premier Equity Fund, Series I Shares (3/00; 5/93)                    (32.03)       (4.71)         --           5.25


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            DREYFUS
WSRG4         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.73%)         (24.13%)
            FIDELITY(R) VIP
WDYC4         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (9.65)          (14.31)
WHIP4         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.05            (5.95)
WMDC4         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (12.08)           (7.09)
            FTVIPT
WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (2.80)            3.48
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (0.16)           12.48
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (30.47)          (30.27)
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(4)                                                  --           (21.14)(b)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (13.84)            1.79
            GOLDMAN SACHS VIT
WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.78)          (17.08)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                                       (6.83)           13.56
            MFS(R)
WGIS4         Investors Trust Series - Initial Class (3/00; 10/95)                 (22.86)          (14.49)
WUTS4         Utilities Series - Initial Class (3/00; 1/95)                        (24.63)          (21.43)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (23.55)(b)
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --             2.27(b)
            PUTNAM VARIABLE TRUST
WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --           (17.88)(b)
WIGR4         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (19.62)          (21.51)
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS4         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (32.36)          (33.89)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            DREYFUS
WSRG4         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (30.73%)      (6.36%)        --%          7.27%
            FIDELITY(R) VIP
WDYC4         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (9.65)          --          --         (24.61)
WHIP4         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.05        (8.87)       1.53           4.30
WMDC4         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (12.08)          --          --          12.96
            FTVIPT
WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (2.80)        1.18        5.86           6.66
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (0.16)        0.06        8.11           7.18
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(4)                   (30.47)       (1.48)         --           4.67
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(4)                                              (11.33)          --          --          (2.00)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (13.84)        1.60          --           4.26
            GOLDMAN SACHS VIT
WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (23.78)          --          --          (4.96)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                                       (6.83)          --          --           1.55
            MFS(R)
WGIS4         Investors Trust Series - Initial Class (3/00; 10/95)                 (22.86)       (5.37)         --           3.31
WUTS4         Utilities Series - Initial Class (3/00; 1/95)                        (24.63)       (3.10)         --           6.67
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (24.26)        2.77        9.88           6.86
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                         4.66         2.15          --           3.62
            PUTNAM VARIABLE TRUST
WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (22.25)          --          --          (3.93)
WIGR4         Putnam VT International Equity Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (19.62)       (0.09)         --           2.07
              (previously Putnam VT International Growth Fund - Class IB Shares)
WVIS4         Putnam VT Vista Fund -
              Class IB Shares (3/00; 1/97)(7)                                      (32.36)       (6.75)         --          (2.60)



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            WELLS FARGO VT
WAAL4         Asset Allocation Fund (3/00; 4/94)(8)                                (14.87%)          (9.36%)
WEQI4         Equity Income Fund (3/00; 5/96)(9)                                   (21.19)           (7.09)
WEQV4         Equity Value Fund (3/00; 5/98)(10)                                   (25.95)          (10.60)
WGRO4         Growth Fund (3/00; 4/94)(11)                                         (27.67)          (22.63)
WIEQ4         International Equity Fund (7/00; 7/00)                               (24.79)          (21.94)
WLCG4         Large Company Growth Fund (3/00; 9/99)                               (29.81)          (21.67)
WMMK4         Money Market Fund (3/00; 5/94)(12)                                    (0.88)            1.13
WSCG4         Small Cap Growth Fund (3/00; 5/95)(13)                               (39.87)          (40.57)
WCBD4         Total Return Bond Fund (3/00; 9/99)                                    5.42             6.13
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                   PERFORMANCE
                                                                                                   OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            WELLS FARGO VT
WAAL4         Asset Allocation Fund (3/00; 4/94)(8)                                (14.87%)      (0.06%)        --%          5.64%
WEQI4         Equity Income Fund (3/00; 5/96)(9)                                   (21.19)       (2.53)         --           2.60
WEQV4         Equity Value Fund (3/00; 5/98)(10)                                   (25.95)          --          --          (9.87)
WGRO4         Growth Fund (3/00; 4/94)(11)                                         (27.67)       (6.87)         --           2.69
WIEQ4         International Equity Fund (7/00; 7/00)                               (24.79)          --          --         (21.94)
WLCG4         Large Company Growth Fund (3/00; 9/99)                               (29.81)          --          --         (13.48)
WMMK4         Money Market Fund (3/00; 5/94)(12)                                    (0.88)        1.61          --           1.93
WSCG4         Small Cap Growth Fund (3/00; 5/95)(13)                               (39.87)      (15.43)         --          (4.75)
WCBD4         Total Return Bond Fund (3/00; 9/99)                                    5.42           --          --           5.31
              (previously Wells Fargo VT Corporate Bond Fund)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge, and a 0.70% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)                            (28.96%)         (16.90%)
WCAR6         Capital Resource Fund (3/00; 10/81)                                  (28.38)          (22.82)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (25.66)           (8.67)
PEXI1         Extra Income Fund (11/99; 5/96)                                      (14.28)           (6.30)
WFDI6         Federal Income Fund (3/00; 9/99)                                      (3.07)            3.18
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.26)          (14.90)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --           (26.67)(b)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (23.86)           (7.48)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (30.50)          (16.71)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (35.86)          (19.17)
            DREYFUS
WSRG6         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (34.66)          (24.58)
            FIDELITY(R) VIP
WDYC6         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (15.23)          (17.03)
WHIP6         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (5.37)           (9.14)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (17.47)          (10.14)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)                            (28.96%)         --%         --%        (15.07%)
WCAR6         Capital Resource Fund (3/00; 10/81)                                  (28.38)       (6.71)       2.48           8.78
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (25.66)          --          --          (7.83)
PEXI1         Extra Income Fund (11/99; 5/96)                                      (14.28)       (4.66)         --          (0.61)
WFDI6         Federal Income Fund (3/00; 9/99)                                      (3.07)          --          --           2.78
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.26)       (2.59)         --           3.29
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                           (19.39)          --          --         (10.52)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (23.86)          --          --          (6.05)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (30.50)       (4.86)         --           5.96
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (35.86)       (4.80)         --           6.47
            DREYFUS
WSRG6         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (34.66)       (6.36)         --           8.32
            FIDELITY(R) VIP
WDYC6         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                      (15.23)          --          --         (25.88)
WHIP6         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                 (5.37)       (8.78)       2.04           5.34
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (17.47)          --          --          12.67


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            FTVIPT
WISE6         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (8.92%)           1.81%
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (6.48)           11.29
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(4)                  (34.43)          (14.20)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(4)                                             (16.78)            6.22
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.10)            0.22
            GOLDMAN SACHS VIT
WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.26)          (17.91)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                                      (12.63)           12.48
            MFS(R)
PGIS1         Investors Trust Series - Initial Class (11/99; 10/95)                (27.41)          (13.88)
PUTS1         Utilities Series - Initial Class (11/99; 1/95)                       (29.04)          (13.87)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (28.32)(b)
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --            (4.54)(b)
            PUTNAM VARIABLE TRUST
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --           (23.10)(b)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (24.42)          (12.48)
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (36.17)          (19.77)
            WELLS FARGO VT
WAAL6         Asset Allocation Fund (3/00; 4/94)(8)                                (20.04)          (10.56)
WEQI6         Equity Income Fund (3/00; 5/96)(9)                                   (25.87)           (8.27)
WEQV6         Equity Value Fund (3/00; 5/98)(10)                                   (30.25)          (11.64)
WGRO6         Growth Fund (3/00; 4/94)(11)                                         (31.84)          (23.17)
WIEQ6         International Equity Fund (7/00; 7/00)                               (29.19)          (22.95)
WLCG6         Large Company Growth Fund (3/00; 9/99)                               (33.82)          (22.26)
WMMK6         Money Market Fund (3/00; 5/94)(12)                                    (7.15)           (0.53)
WSCG6         Small Cap Growth Fund (3/00; 5/95)(13)                               (43.09)          (39.92)
WCBD6         Total Return Bond Fund (3/00; 9/99)                                   (1.33)            4.52
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                  PERFORMANCE
                                                                                                  OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            FTVIPT
WISE6         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (8.92%)       0.73%       6.39%          7.74%
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                   (6.48)       (0.35)       8.66           8.23
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(4)                  (34.43)       (1.68)         --           5.50
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(4)                                             (16.78)          --          --          (2.45)
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (19.10)        1.17          --           4.74
            GOLDMAN SACHS VIT
WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (28.26)          --          --          (5.11)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                                      (12.63)          --          --           1.02
            MFS(R)
PGIS1         Investors Trust Series - Initial Class (11/99; 10/95)                (27.41)       (5.45)         --           4.12
PUTS1         Utilities Series - Initial Class (11/99; 1/95)                       (29.04)       (3.30)         --           7.70
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (28.70)        2.55       10.43           7.95
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                        (2.04)        1.72          --           4.65
            PUTNAM VARIABLE TRUST
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (26.85)          --          --          (4.23)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (24.42)       (0.44)         --           2.29
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (36.17)       (6.72)         --          (2.20)
            WELLS FARGO VT
WAAL6         Asset Allocation Fund (3/00; 4/94)(8)                                (20.04)       (0.44)         --           6.74
WEQI6         Equity Income Fund (3/00; 5/96)(9)                                   (25.87)       (2.76)         --           3.25
WEQV6         Equity Value Fund (3/00; 5/98)(10)                                   (30.25)          --          --          (9.79)
WGRO6         Growth Fund (3/00; 4/94)(11)                                         (31.84)       (6.84)         --           3.88
WIEQ6         International Equity Fund (7/00; 7/00)                               (29.19)          --          --         (22.95)
WLCG6         Large Company Growth Fund (3/00; 9/99)                               (33.82)          --          --         (14.16)
WMMK6         Money Market Fund (3/00; 5/94)(12)                                    (7.15)        1.18          --           3.06
WSCG6         Small Cap Growth Fund (3/00; 5/95)(13)                               (43.09)      (14.74)         --          (3.40)
WCBD6         Total Return Bond Fund (3/00; 9/99)                                   (1.33)          --          --           4.07
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002

                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)                            (23.65%)         (14.91%)
WCAR6         Capital Resource Fund (3/00; 10/81)                                  (23.02)          (20.82)
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (20.06)           (6.48)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (7.69)           (4.05)
WFDI6         Federal Income Fund (3/00; 9/99)                                       4.48             5.79
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (22.89)          (12.87)
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                               --           (21.16)(b)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.11)           (5.27)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.32)          (14.73)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.15)          (17.25)
            DREYFUS
WSRG6         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (29.85)          (22.65)
            FIDELITY(R) VIP
WDYC6         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (8.73)          (13.30)
WHIP6         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.99            (4.97)
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (11.17)           (6.11)
            FTVIPT
WISE6         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (1.87)            4.48
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                    0.78            13.57
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(4)                  (29.59)          (12.16)
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(4)                                             (10.41)            8.41
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (12.93)            2.85
            GOLDMAN SACHS VIT
WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (22.89)          (15.78)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                                       (5.90)           14.72
            MFS(R)
PGIS1         Investors Trust Series - Initial Class (11/99; 10/95)                (21.97)          (11.82)
PUTS1         Utilities Series - Initial Class (11/99; 1/95)                       (23.74)          (11.80)
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                             --           (22.96)(b)
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                           --             2.89(b)

                                                                                                   PERFORMANCE
                                                                                                   OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)                            (23.65%)         --%         --%        (13.11%)
WCAR6         Capital Resource Fund (3/00; 10/81)                                  (23.02)       (5.36)       2.48           8.78
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (20.06)          --          --          (5.70)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (7.69)       (3.24)         --          (0.07)
WFDI6         Federal Income Fund (3/00; 9/99)                                       4.48           --          --           5.00
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (22.89)       (1.18)         --           3.79
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                           (13.25)          --          --          (5.55)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.11)          --          --          (3.89)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.32)       (3.49)         --           5.96
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.15)       (3.44)         --           6.47
            DREYFUS
WSRG6         The Dreyfus Socially Responsible Growth Fund, Inc. -
              Initial Share Class (3/00; 10/93)(2)                                 (29.85)       (5.02)         --           8.32
            FIDELITY(R) VIP
WDYC6         Dynamic Capital Appreciation Portfolio
              Service Class 2 (5/01; 9/00)(3)                                       (8.73)          --          --         (23.35)
WHIP6         High Income Portfolio Service Class 2 (5/01; 9/85)(3)                  1.99        (7.41)       2.04           5.34
WMDC6         Mid Cap Portfolio Service Class 2 (5/01; 12/98)(3)                   (11.17)          --          --          14.03
            FTVIPT
WISE6         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(4)                                               (1.87)        2.24        6.39           7.74
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(4)                    0.78         1.15        8.66           8.23
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(4)                  (29.59)       (0.27)         --           5.69
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(4)                                             (10.41)          --          --          (0.92)
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(4)                                             (12.93)        2.66          --           5.24
            GOLDMAN SACHS VIT
WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)                               (22.89)          --          --          (3.69)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                                       (5.90)          --          --           2.61
            MFS(R)
PGIS1         Investors Trust Series - Initial Class (11/99; 10/95)                (21.97)       (4.08)         --           4.33
PUTS1         Utilities Series - Initial Class (11/99; 1/95)                       (23.74)       (1.90)         --           7.85
            OPPENHEIMER VARIABLE ACCOUNT FUNDS
WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)                                         (23.37)        3.96       10.43           7.95
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(5)                                         5.61         3.17          --           4.65


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                         PERFORMANCE
                                                                                      OF THE SUBACCOUNT
                                                                                                  SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                          --%          (17.28%)(b)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (18.72)          (10.38)
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (31.49)          (17.86)
            WELLS FARGO VT
WAAL6         Asset Allocation Fund (3/00; 4/94)(8)                                (13.96)           (8.21)
WEQI6         Equity Income Fund (3/00; 5/96)(9)                                   (20.29)           (5.90)
WEQV6         Equity Value Fund (3/00; 5/98)(10)                                   (25.06)           (9.37)
WGRO6         Growth Fund (3/00; 4/94)(11)                                         (26.79)          (21.19)
WIEQ6         International Equity Fund (7/00; 7/00)                               (23.90)          (20.64)
WLCG6         Large Company Growth Fund (3/00; 9/99)                               (28.93)          (20.26)
WMMK6         Money Market Fund (3/00; 5/94)(12)                                     0.05             2.13
WSCG6         Small Cap Growth Fund (3/00; 5/95)(13)                               (39.01)          (38.41)
WCBD6         Total Return Bond Fund (3/00; 9/99)                                    6.38             7.07
              (previously Wells Fargo VT Corporate Bond Fund)

                                                                                                   PERFORMANCE
                                                                                                   OF THE FUND
                                                                                                                         SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR      5 YEARS    10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST
WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(6)                                      (21.36%)         --%         --%         (2.72%)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (18.72)        1.02          --           3.16
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(7)                                     (31.49)       (5.39)         --          (1.34)
            WELLS FARGO VT
WAAL6         Asset Allocation Fund (3/00; 4/94)(8)                                (13.96)        1.03          --           6.74
WEQI6         Equity Income Fund (3/00; 5/96)(9)                                   (20.29)       (1.34)         --           3.75
WEQV6         Equity Value Fund (3/00; 5/98)(10)                                   (25.06)          --          --          (8.37)
WGRO6         Growth Fund (3/00; 4/94)(11)                                         (26.79)       (5.50)         --           3.88
WIEQ6         International Equity Fund (7/00; 7/00)                               (23.90)          --          --         (20.64)
WLCG6         Large Company Growth Fund (3/00; 9/99)                               (28.93)          --          --         (12.16)
WMMK6         Money Market Fund (3/00; 5/94)(12)                                     0.05         2.66          --           3.06
WSCG6         Small Cap Growth Fund (3/00; 5/95)(13)                               (39.01)      (13.56)         --          (3.18)
WCBD6         Total Return Bond Fund (3/00; 9/99)                                    6.38           --          --           6.24
              (previously Wells Fargo VT Corporate Bond Fund)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b) Cumulative return (not annualized) since commencement date of the subaccount.


NOTES TO PERFORMANCE INFORMATION


(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolio. While the portfolio's investment objective and policies may be similar to those of other funds managed by the investment adviser, the portfolio's investment results may be higher or lower than, and may not be comparable to, those of the other funds.


(3) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 (Jan. 12, 2000 through Dec. 28, 1998 for VIP Mid Cap) are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.


(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(5) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer group quintile; and by 0.05% as long as it is in fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(6) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.

(7) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(8) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(9) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(10) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(11) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(12) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.

(13) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                         P = a hypothetical initial payment of $1,000

                             ERV = Ending Redeemable Value of a hypothetical
                                   $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit ProtectorSM Death Benefit Rider fee, the Benefit ProtectorSM Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

-   any declared dividends,

-   the value of any shares purchased with dividends paid during the period, and

-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable withdrawal charge, or

-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT          INVESTING IN:                                  SIMPLE YIELD       COMPOUND YIELD
WMMK1               Wells Fargo VT Money Market Fund                  (0.88%)            (0.88%)
WMMK3               Wells Fargo VT Money Market Fund                  (0.69)             (0.68)
WMMK4               Wells Fargo VT Money Market Fund                  (0.65)             (0.64)
WMMK6               Wells Fargo VT Money Market Fund                  (0.44)             (0.44)



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where:                   a = dividends and investment income earned during the
                             period

                         b = expenses accrued for the period (net of
                             reimbursements)

                         c = the average daily number of accumulation units
                             outstanding during the period that were entitled to receive dividends

                         d = the maximum offering price per accumulation unit on
                             the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT              INVESTING IN:                                               YIELD
PEXI1                   AXP(R) Variable Portfolio - Extra Income Fund               5.05%
WEXI1                   AXP(R) Variable Portfolio - Extra Income Fund               5.03
WEXI3                   AXP(R) Variable Portfolio - Extra Income Fund               5.06
WEXI4                   AXP(R) Variable Portfolio - Extra Income Fund               5.01
WFDI1                   AXP(R) Variable Portfolio - Federal Income Fund             2.97
WFDI3                   AXP(R) Variable Portfolio - Federal Income Fund             2.96
WFDI4                   AXP(R) Variable Portfolio - Federal Income Fund             2.97
WFDI6                   AXP(R) Variable Portfolio - Federal Income Fund             2.96


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

- the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                     www.ambest.com
Fitch                                         www.fitchratings.com
Moody's                                       www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400 Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.






                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.70%) and lowest (1.25%) total annual variable account expense combinations. The SAI contains tables that give per-unit information about the financial history of each subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.79   $  0.96   $  1.09   $  1.00
Accumulation unit value at end of period                                           $  0.60   $  0.79   $  0.96   $  1.09
Number of accumulation units outstanding at end of period (000 omitted)                964       943       200        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.75   $  0.91   $  1.00        --
Accumulation unit value at end of period                                           $  0.57   $  0.75   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)                238       282        81        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WBCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.75   $  0.91   $  1.00        --
Accumulation unit value at end of period                                           $  0.57   $  0.75   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)                804     1,097       789        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WBCA4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.75   $  0.91   $  1.00        --
Accumulation unit value at end of period                                           $  0.57   $  0.75   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)                773       937       406        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WCAR1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                     $  0.67   $  0.83   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.67   $  0.83        --
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WCAR3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                     $  0.67   $  0.83   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.67   $  0.83        --
Number of accumulation units outstanding at end of period (000 omitted)                138       565       479        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WCAR4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                     $  0.67   $  0.83   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.67   $  0.83        --
Number of accumulation units outstanding at end of period (000 omitted)                194       218        99        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WCAR6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                     $  0.67   $  0.83   $  1.00        --
Accumulation unit value at end of period                                           $  0.52   $  0.67   $  0.83        --
Number of accumulation units outstanding at end of period (000 omitted)                141       217       104        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.01   $  1.00   $  1.02   $  1.00
Accumulation unit value at end of period                                           $  0.81   $  1.01   $  1.00   $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                536       342       244        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.08   $  1.08   $  1.00        --
Accumulation unit value at end of period                                           $  0.86   $  1.08   $  1.08        --
Number of accumulation units outstanding at end of period (000 omitted)                325       144        40        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.09   $  1.08   $  1.00        --
Accumulation unit value at end of period                                           $  0.87   $  1.09   $  1.08        --
Number of accumulation units outstanding at end of period (000 omitted)                368       223        66        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WDEI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.09   $  1.08   $  1.00        --
Accumulation unit value at end of period                                           $  0.87   $  1.09   $  1.08        --
Number of accumulation units outstanding at end of period (000 omitted)                608       455        63        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     $  0.96   $  0.92   $  1.03   $  1.00
Accumulation unit value at end of period                                           $  0.88   $  0.96   $  0.92   $  1.03
Number of accumulation units outstanding at end of period (000 omitted)              1,027       821       278        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     $  0.90   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.83   $  0.90   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                 80        90         8        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WEXI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     $  0.90   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.83   $  0.90   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                835       633       310        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WEXI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                     $  0.91   $  0.88   $  1.00        --
Accumulation unit value at end of period                                           $  0.84   $  0.91   $  0.88        --
Number of accumulation units outstanding at end of period (000 omitted)                389       466       217        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.10   $  1.05   $  1.00        --
Accumulation unit value at end of period                                           $  1.14   $  1.10   $  1.05        --
Number of accumulation units outstanding at end of period (000 omitted)                864       413        65        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WFDI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.10   $  1.05   $  1.00        --
Accumulation unit value at end of period                                           $  1.15   $  1.10   $  1.05        --
Number of accumulation units outstanding at end of period (000 omitted)              2,375     1,609       272        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WFDI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.10   $  1.05   $  1.00        --
Accumulation unit value at end of period                                           $  1.15   $  1.10   $  1.05        --
Number of accumulation units outstanding at end of period (000 omitted)              2,555     1,473       328        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WFDI6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.12   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.17   $  1.12   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)              2,657       859       183        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $  0.85   $  1.03   $  1.15   $  1.00
Accumulation unit value at end of period                                           $  0.66   $  0.85   $  1.03   $  1.15
Number of accumulation units outstanding at end of period (000 omitted)              4,063     3,478     1,937        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $  0.70   $  0.86   $  1.00        --
Accumulation unit value at end of period                                           $  0.54   $  0.70   $  0.86        --
Number of accumulation units outstanding at end of period (000 omitted)                529       363       198        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WNDM3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $  0.71   $  0.86   $  1.00        --
Accumulation unit value at end of period                                           $  0.54   $  0.71   $  0.86        --
Number of accumulation units outstanding at end of period (000 omitted)              2,700     3,128     2,130        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WNDM4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                     $  0.71   $  0.86   $  1.00        --
Accumulation unit value at end of period                                           $  0.54   $  0.71   $  0.86        --
Number of accumulation units outstanding at end of period (000 omitted)              1,916     1,815       868        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WSVA1(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 20        --        --        --
Ratio of operating expense to average net assets                                      1.70%       --        --        --

SUBACCOUNT WSVA3(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 22        --        --        --
Ratio of operating expense to average net assets                                      1.50%       --        --        --

SUBACCOUNT WSVA4(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 35        --        --        --
Ratio of operating expense to average net assets                                      1.45%       --        --        --

SUBACCOUNT WSVA6(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 PARTNERS SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 28        --        --        --
Ratio of operating expense to average net assets                                      1.25%       --        --        --

SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  1.06   $  1.14   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  0.87   $  1.06   $  1.14   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)                366       276        85        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WSCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.82   $  0.89   $  1.00        --
Accumulation unit value at end of period                                           $  0.67   $  0.82   $  0.89        --
Number of accumulation units outstanding at end of period (000 omitted)                 78        79        39        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WSCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.83   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.67   $  0.83   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                350       367       173        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WSCA4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                     $  0.83   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.68   $  0.83   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                597       552        81        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I
 CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.84   $  1.11   $  1.26   $  1.00
Accumulation unit value at end of period                                           $  0.63   $  0.84   $  1.11   $  1.26
Number of accumulation units outstanding at end of period (000 omitted)              3,148     3,345     1,103        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WCAP1(2) (INVESTING IN SHARES OF AIM V.I
 CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.57   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.42   $  0.57   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)                503       517       208        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WCAP3(2) (INVESTING IN SHARES OF AIM V.I
 CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.57   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.42   $  0.57   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)              3,934     5,772     5,686        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WCAP4(2) (INVESTING IN SHARES OF AIM V.I
 CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.57   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.42   $  0.57   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)              3,888     4,485     2,561        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I
 PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.81   $  0.94   $  1.11   $  1.00
Accumulation unit value at end of period                                           $  0.56   $  0.81   $  0.94   $  1.11
Number of accumulation units outstanding at end of period (000 omitted)              9,970    10,352     4,769        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WVAL1(2) (INVESTING IN SHARES OF AIM V.I
 PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.69   $  0.81   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.69   $  0.81        --
Number of accumulation units outstanding at end of period (000 omitted)              1,391     1,830     1,087        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WVAL3(2) (INVESTING IN SHARES OF AIM V.I
 PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.70   $  0.81   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.70   $  0.81        --
Number of accumulation units outstanding at end of period (000 omitted)              7,632     9,749     6,187        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WVAL4(2) (INVESTING IN SHARES OF AIM V.I
 PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                     $  0.70   $  0.81   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.70   $  0.81        --
Number of accumulation units outstanding at end of period (000 omitted)              8,628     9,987     5,200        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WSRG1(2) (INVESTING IN SHARES OF THE DREYFUS
 SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                     $  0.68   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.68   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                 71       384       364        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WSRG3(2) (INVESTING IN SHARES OF THE DREYFUS
 SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                     $  0.69   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.69   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                476       792       355        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WSRG4(2) (INVESTING IN SHARES OF THE DREYFUS
 SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                     $  0.69   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.69   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)              1,131     1,356     1,009        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG6(2) (INVESTING IN SHARES OF THE DREYFUS
 SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                                     $  0.69   $  0.90   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.69   $  0.90        --
Number of accumulation units outstanding at end of period (000 omitted)                715     1,143       471        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WDYC1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.95   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.86   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --
Ratio of operating expense to average net assets                                      1.70%     1.70%       --        --

SUBACCOUNT WDYC3(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.95   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.87   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 85        61        --        --
Ratio of operating expense to average net assets                                      1.50%     1.50%       --        --

SUBACCOUNT WDYC4(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.95   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.87   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                240        66        --        --
Ratio of operating expense to average net assets                                      1.45%     1.45%       --        --

SUBACCOUNT WDYC6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP DYNAMIC
 CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.95   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.87   $  0.95        --        --
Number of accumulation units outstanding at end of period (000 omitted)                305       207        --        --
Ratio of operating expense to average net assets                                      1.25%     1.25%       --        --

SUBACCOUNT WHIP1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.91   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.92   $  0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 59        43        --        --
Ratio of operating expense to average net assets                                      1.70%     1.70%       --        --

SUBACCOUNT WHIP3(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.91   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.93   $  0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)                136        42        --        --
Ratio of operating expense to average net assets                                      1.50%     1.50%       --        --

SUBACCOUNT WHIP4(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.91   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.93   $  0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)                104        58        --        --
Ratio of operating expense to average net assets                                      1.45%     1.45%       --        --

SUBACCOUNT WHIP6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 HIGH INCOME PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  0.91   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.93   $  0.91        --        --
Number of accumulation units outstanding at end of period (000 omitted)                317       178        --        --
Ratio of operating expense to average net assets                                      1.25%     1.25%       --        --

SUBACCOUNT WMDC1(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.94   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                290        13        --        --
Ratio of operating expense to average net assets                                      1.70%     1.70%       --        --

SUBACCOUNT WMDC3(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.94   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                559       156        --        --
Ratio of operating expense to average net assets                                      1.50%     1.50%       --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC4(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.94   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)                723       367        --        --
Ratio of operating expense to average net assets                                      1.45%     1.45%       --        --

SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF FIDELITY(R) VIP
 MID CAP PORTFOLIO SERVICE CLASS 2)
Accumulation unit value at beginning of period                                     $  1.06   $  1.00        --        --
Accumulation unit value at end of period                                           $  0.95   $  1.06        --        --
Number of accumulation units outstanding at end of period (000 omitted)              1,445       522        --        --
Ratio of operating expense to average net assets                                      1.25%     1.25%       --        --

SUBACCOUNT WISE1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
 INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.98   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.96   $  0.98   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)                777       413       157        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WISE3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
 INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.98   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.96   $  0.98   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)              1,370     1,111       101        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WISE4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
 INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.99   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.97   $  0.99   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)              2,665     2,006       287        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WISE6(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.15   $  1.16   $  1.00        --
Accumulation unit value at end of period                                           $  1.13   $  1.15   $  1.16        --
Number of accumulation units outstanding at end of period (000 omitted)              1,728     1,020       153        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WRES1(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.25   $  1.18   $  1.00        --
Accumulation unit value at end of period                                           $  1.26   $  1.25   $  1.18        --
Number of accumulation units outstanding at end of period (000 omitted)                334       125         6        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WRES3(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.26   $  1.18   $  1.00        --
Accumulation unit value at end of period                                           $  1.26   $  1.26   $  1.18        --
Number of accumulation units outstanding at end of period (000 omitted)                926       232        92        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WRES4(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.26   $  1.18   $  1.00        --
Accumulation unit value at end of period                                           $  1.26   $  1.26   $  1.18        --
Number of accumulation units outstanding at end of period (000 omitted)                674       373        72        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WRES6(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.42   $  1.34   $  1.00        --
Accumulation unit value at end of period                                           $  1.43   $  1.42   $  1.34        --
Number of accumulation units outstanding at end of period (000 omitted)              1,015       488       144        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.01   $  1.21   $  1.43   $  1.00
Accumulation unit value at end of period                                           $  0.71   $  1.01   $  1.21   $  1.43
Number of accumulation units outstanding at end of period (000 omitted)              4,574     2,844       855        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC1(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.50   $  0.60   $  1.00        --
Accumulation unit value at end of period                                           $  0.35   $  0.50   $  0.60        --
Number of accumulation units outstanding at end of period (000 omitted)              1,008       617       120        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WSMC3(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.51   $  0.61   $  1.00        --
Accumulation unit value at end of period                                           $  0.35   $  0.51   $  0.61        --
Number of accumulation units outstanding at end of period (000 omitted)              2,561     2,597       797        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WSMC4(2) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  0.55   $  0.65   $  1.00        --
Accumulation unit value at end of period                                           $  0.38   $  0.55   $  0.65        --
Number of accumulation units outstanding at end of period (000 omitted)              3,832     3,330     1,583        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.30        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 47        --        --        --
Ratio of operating expense to average net assets                                      1.25%       --        --        --

SUBACCOUNT WVAS1(5) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 11        --        --        --
Ratio of operating expense to average net assets                                      1.70%       --        --        --

SUBACCOUNT WVAS3(5) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.88        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 61        --        --        --
Ratio of operating expense to average net assets                                      1.50%       --        --        --

SUBACCOUNT WVAS4(3) (INVESTING IN SHARES OF FTVIPT
 FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.79        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 96        --        --        --
Ratio of operating expense to average net assets                                      1.45%       --        --        --

SUBACCOUNT WMSS1(2) (INVESTING IN SHARES OF FTVIPT
 MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.17   $  1.11   $  1.00        --
Accumulation unit value at end of period                                           $  1.01   $  1.17   $  1.11        --
Number of accumulation units outstanding at end of period (000 omitted)                324        24         6        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WMSS3(2) (INVESTING IN SHARES OF FTVIPT
 MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.17   $  1.11   $  1.00        --
Accumulation unit value at end of period                                           $  1.02   $  1.17   $  1.11        --
Number of accumulation units outstanding at end of period (000 omitted)              1,063       324        39        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WMSS4(2) (INVESTING IN SHARES OF FTVIPT
 MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.17   $  1.11   $  1.00        --
Accumulation unit value at end of period                                           $  1.02   $  1.17   $  1.11        --
Number of accumulation units outstanding at end of period (000 omitted)              1,165       691       102        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WMSS6(2) (INVESTING IN SHARES OF FTVIPT
 MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $  1.24   $  1.18   $  1.00        --
Accumulation unit value at end of period                                           $  1.08   $  1.24   $  1.18        --
Number of accumulation units outstanding at end of period (000 omitted)              1,377       646        36        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE1(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.79   $  0.91   $  1.00        --
Accumulation unit value at end of period                                           $  0.61   $  0.79   $  0.91        --
Number of accumulation units outstanding at end of period (000 omitted)                391       286       102        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WUSE3(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.79   $  0.92   $  1.00        --
Accumulation unit value at end of period                                           $  0.61   $  0.79   $  0.92        --
Number of accumulation units outstanding at end of period (000 omitted)              1,247     1,017       587        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WUSE4(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.79   $  0.92   $  1.00        --
Accumulation unit value at end of period                                           $  0.61   $  0.79   $  0.92        --
Number of accumulation units outstanding at end of period (000 omitted)              1,894     1,465       633        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WUSE6(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.80   $  0.92   $  1.00        --
Accumulation unit value at end of period                                           $  0.62   $  0.80   $  0.92        --
Number of accumulation units outstanding at end of period (000 omitted)              2,038     2,083     1,204        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WMCV1(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.56   $  1.41   $  1.00        --
Accumulation unit value at end of period                                           $  1.46   $  1.56   $  1.41        --
Number of accumulation units outstanding at end of period (000 omitted)                386       321        60        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WMCV3(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.56   $  1.41   $  1.00        --
Accumulation unit value at end of period                                           $  1.47   $  1.56   $  1.41        --
Number of accumulation units outstanding at end of period (000 omitted)                799       626       220        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WMCV4(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.56   $  1.41   $  1.00        --
Accumulation unit value at end of period                                           $  1.47   $  1.56   $  1.41        --
Number of accumulation units outstanding at end of period (000 omitted)              1,266       982       307        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WMCV6(2) (INVESTING IN SHARES OF GOLDMAN
 SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.57   $  1.42   $  1.00        --
Accumulation unit value at end of period                                           $  1.48   $  1.57   $  1.42        --
Number of accumulation units outstanding at end of period (000 omitted)              1,458     1,091       414        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS(R)
 INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.86   $  1.04   $  1.05   $  1.00
Accumulation unit value at end of period                                           $  0.67   $  0.86   $  1.04   $  1.05
Number of accumulation units outstanding at end of period (000 omitted)              1,578     1,377       295        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WGIS1(2) (INVESTING IN SHARES OF MFS(R)
 INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.84   $  1.02   $  1.00        --
Accumulation unit value at end of period                                           $  0.65   $  0.84   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)                166       151        15        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WGIS3(2) (INVESTING IN SHARES OF MFS(R)
 INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.84   $  1.02   $  1.00        --
Accumulation unit value at end of period                                           $  0.66   $  0.84   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)              1,503     1,473       440        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS4(2) (INVESTING IN SHARES OF MFS(R) INVESTORS
 TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.84   $  1.02   $  1.00        --
Accumulation unit value at end of period                                           $  0.66   $  0.84   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)              1,500     1,420       385        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES
 SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.90   $  1.20   $  1.14   $  1.00
Accumulation unit value at end of period                                           $  0.69   $  0.90   $  1.20   $  1.14
Number of accumulation units outstanding at end of period (000 omitted)              1,631     1,999     1,109        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WUTS1(2) (INVESTING IN SHARES OF MFS(R) UTILITIES
 SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.63   $  0.85   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.63   $  0.85        --
Number of accumulation units outstanding at end of period (000 omitted)                721       713       171        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WUTS3(2) (INVESTING IN SHARES OF MFS(R) UTILITIES
 SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.63   $  0.85   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.63   $  0.85        --
Number of accumulation units outstanding at end of period (000 omitted)              2,321     2,824     1,785        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WUTS4(2) (INVESTING IN SHARES OF MFS(R) UTILITIES
 SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                     $  0.69   $  0.93   $  1.00        --
Accumulation unit value at end of period                                           $  0.53   $  0.69   $  0.93        --
Number of accumulation units outstanding at end of period (000 omitted)              3,195     4,300     2,083        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WOGS1(3) (INVESTING IN SHARES OF OPPENHEIMER
 GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.77        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 --        --        --        --
Ratio of operating expense to average net assets                                      1.70%       --        --        --

SUBACCOUNT WOGS3(3) (INVESTING IN SHARES OF OPPENHEIMER
 GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.77        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 78        --        --        --
Ratio of operating expense to average net assets                                      1.50%       --        --        --

SUBACCOUNT WOGS4(3) (INVESTING IN SHARES OF OPPENHEIMER
 GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.77        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                  6        --        --        --
Ratio of operating expense to average net assets                                      1.45%       --        --        --

SUBACCOUNT WOGS6(3) (INVESTING IN SHARES OF OPPENHEIMER
 GLOBAL SECURITIES FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.77        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                190        --        --        --
Ratio of operating expense to average net assets                                      1.25%       --        --        --

SUBACCOUNT WSTB1(3) (INVESTING IN SHARES OF OPPENHEIMER
 STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                  5        --        --        --
Ratio of operating expense to average net assets                                      1.70%       --        --        --

SUBACCOUNT WSTB3(3) (INVESTING IN SHARES OF OPPENHEIMER
 STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 73        --        --        --
Ratio of operating expense to average net assets                                      1.50%       --        --        --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSTB4(3) (INVESTING IN SHARES OF OPPENHEIMER
 STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 83        --        --        --
Ratio of operating expense to average net assets                                      1.45%       --        --        --

SUBACCOUNT WSTB6(3) (INVESTING IN SHARES OF OPPENHEIMER
 STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  1.03        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                212        --        --        --
Ratio of operating expense to average net assets                                      1.25%       --        --        --

SUBACCOUNT WHSC1(3) (INVESTING IN SHARES OF PUTNAM VT
 HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 73        --        --        --
Ratio of operating expense to average net assets                                      1.70%       --        --        --

SUBACCOUNT WHSC3(3) (INVESTING IN SHARES OF PUTNAM VT
 HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 12        --        --        --
Ratio of operating expense to average net assets                                      1.50%       --        --        --

SUBACCOUNT WHSC4(3) (INVESTING IN SHARES OF PUTNAM VT
 HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 30        --        --        --
Ratio of operating expense to average net assets                                      1.45%       --        --        --

SUBACCOUNT WHSC6(3) (INVESTING IN SHARES OF PUTNAM VT
 HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  1.00        --        --        --
Accumulation unit value at end of period                                           $  0.84        --        --        --
Number of accumulation units outstanding at end of period (000 omitted)                 52        --        --        --
Ratio of operating expense to average net assets                                      1.25%       --        --        --

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
 EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.90   $  1.15   $  1.29   $  1.00
Accumulation unit value at end of period                                           $  0.73   $  0.90   $  1.15   $  1.29
Number of accumulation units outstanding at end of period (000 omitted)              4,994     4,731     2,474        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WIGR1(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
 EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.58   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.47   $  0.58   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)              1,350     1,244       708        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WIGR3(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
 EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.59   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.59   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)              3,437     4,040     2,678        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WIGR4(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL
 EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.59   $  0.75   $  1.00        --
Accumulation unit value at end of period                                           $  0.48   $  0.59   $  0.75        --
Number of accumulation units outstanding at end of period (000 omitted)              5,517     6,094     3,827        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
 CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.81   $  1.23   $  1.30   $  1.00
Accumulation unit value at end of period                                           $  0.55   $  0.81   $  1.23   $  1.30
Number of accumulation units outstanding at end of period (000 omitted)              3,317     4,035     1,798        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%     1.25%

SUBACCOUNT WVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
 CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.48   $  0.73   $  1.00        --
Accumulation unit value at end of period                                           $  0.33   $  0.48   $  0.73        --
Number of accumulation units outstanding at end of period (000 omitted)              1,246     1,676       814        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WVIS3(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
 CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.48   $  0.74   $  1.00        --
Accumulation unit value at end of period                                           $  0.33   $  0.48   $  0.74        --
Number of accumulation units outstanding at end of period (000 omitted)              3,966     4,624     2,513        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WVIS4(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
 CLASS IB SHARES)
Accumulation unit value at beginning of period                                     $  0.48   $  0.74   $  1.00        --
Accumulation unit value at end of period                                           $  0.33   $  0.48   $  0.74        --
Number of accumulation units outstanding at end of period (000 omitted)              5,352     6,122     3,255        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WAAL1(2) (INVESTING IN SHARES OF WELLS FARGO VT
 ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                     $  0.90   $  0.98   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.90   $  0.98        --
Number of accumulation units outstanding at end of period (000 omitted)              2,230     1,777       480        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WAAL3(2) (INVESTING IN SHARES OF WELLS FARGO VT
 ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                     $  0.90   $  0.98   $  1.00        --
Accumulation unit value at end of period                                           $  0.77   $  0.90   $  0.98        --
Number of accumulation units outstanding at end of period (000 omitted)              7,521     7,089     2,048        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WAAL4(2) (INVESTING IN SHARES OF WELLS FARGO VT
 ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                     $  0.90   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.78   $  0.90   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)              8,776    10,263     5,333        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WAAL6(2) (INVESTING IN SHARES OF WELLS FARGO VT
 ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                     $  0.91   $  0.99   $  1.00        --
Accumulation unit value at end of period                                           $  0.79   $  0.91   $  0.99        --
Number of accumulation units outstanding at end of period (000 omitted)              7,879     6,593     3,351        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WEQI1(2) (INVESTING IN SHARES OF WELLS FARGO VT
 EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.05   $  1.12   $  1.00        --
Accumulation unit value at end of period                                           $  0.83   $  1.05   $  1.12        --
Number of accumulation units outstanding at end of period (000 omitted)                993       522       104        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WEQI3(2) (INVESTING IN SHARES OF WELLS FARGO VT
 EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.05   $  1.13   $  1.00        --
Accumulation unit value at end of period                                           $  0.83   $  1.05   $  1.13        --
Number of accumulation units outstanding at end of period (000 omitted)              3,205     1,972       437        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WEQI4(2) (INVESTING IN SHARES OF WELLS FARGO VT
 EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.05   $  1.13   $  1.00        --
Accumulation unit value at end of period                                           $  0.84   $  1.05   $  1.13        --
Number of accumulation units outstanding at end of period (000 omitted)              2,251     2,076       834        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                     $  1.06   $  1.13   $  1.00        --
Accumulation unit value at end of period                                           $  0.84   $  1.06   $  1.13        --
Number of accumulation units outstanding at end of period (000 omitted)              3,711     2,814       765        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WEQV1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00   $  1.09   $  1.00        --
Accumulation unit value at end of period                                           $  0.75   $  1.00   $  1.09        --
Number of accumulation units outstanding at end of period (000 omitted)                336       307       136        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WEQV3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00   $  1.09   $  1.00        --
Accumulation unit value at end of period                                           $  0.75   $  1.00   $  1.09        --
Number of accumulation units outstanding at end of period (000 omitted)                714       448        53        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WEQV4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.00   $  1.09   $  1.00        --
Accumulation unit value at end of period                                           $  0.75   $  1.00   $  1.09        --
Number of accumulation units outstanding at end of period (000 omitted)                689       530       191        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WEQV6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT EQUITY VALUE FUND)
Accumulation unit value at beginning of period                                     $  1.01   $  1.09   $  1.00        --
Accumulation unit value at end of period                                           $  0.76   $  1.01   $  1.09        --
Number of accumulation units outstanding at end of period (000 omitted)                993       569        36        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WGRO1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.69   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.50   $  0.69   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                152        95        42        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WGRO3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.69   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.69   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                534       367       206        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WGRO4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.69   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.69   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                422       603       402        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WGRO6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.70   $  0.87   $  1.00        --
Accumulation unit value at end of period                                           $  0.51   $  0.70   $  0.87        --
Number of accumulation units outstanding at end of period (000 omitted)                870       908       340        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WIEQ1(6) (INVESTING IN SHARES OF WELLS FARGO
 VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.73   $  0.89   $  1.00        --
Accumulation unit value at end of period                                           $  0.56   $  0.73   $  0.89        --
Number of accumulation units outstanding at end of period (000 omitted)                140        62         6        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WIEQ3(6) (INVESTING IN SHARES OF WELLS FARGO
 VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                     $  0.74   $  0.89   $  1.00        --
Accumulation unit value at end of period                                           $  0.56   $  0.74   $  0.89        --
Number of accumulation units outstanding at end of period (000 omitted)                537       375        74        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ4(6) (INVESTING IN SHARES OF WELLS FARGO
 VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.89   $  1.00        --
Accumulation unit value at end of period                                          $   0.56  $   0.74   $  0.89        --
Number of accumulation units outstanding at end of period (000 omitted)                359       290       104        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WIEQ6(6) (INVESTING IN SHARES OF WELLS FARGO
 VT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.89   $  1.00        --
Accumulation unit value at end of period                                          $   0.56  $   0.74   $  0.89        --
Number of accumulation units outstanding at end of period (000 omitted)                570       561        88        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WLCG1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.95   $  1.00        --
Accumulation unit value at end of period                                          $   0.52  $   0.74   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)              3,190     2,622     1,011        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WLCG3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.95   $  1.00        --
Accumulation unit value at end of period                                          $   0.52  $   0.74   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)             10,235    10,689     4,598        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WLCG4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.95   $  1.00        --
Accumulation unit value at end of period                                          $   0.52  $   0.74   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)             11,956    12,882     6,802        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WLCG6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                    $   0.74  $   0.95   $  1.00        --
Accumulation unit value at end of period                                          $   0.53  $   0.74   $  0.95        --
Number of accumulation units outstanding at end of period (000 omitted)             12,545    12,015     5,711        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WMMK1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                    $   1.04  $   1.02   $  1.00        --
Accumulation unit value at end of period                                          $   1.04  $   1.04   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)              1,248     1,117       404        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --
Simple yield(7)                                                                      (0.88%)    0.03%     3.30%       --
Compound(7)                                                                          (0.88%)    0.03%     3.36%       --

SUBACCOUNT WMMK3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                    $   1.04  $   1.02   $  1.00        --
Accumulation unit value at end of period                                          $   1.04  $   1.04   $  1.02        --
Number of accumulation units outstanding at end of period (000 omitted)              5,843     8,907     2,106        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --
Simple yield(7)                                                                      (0.69%)    0.23%     3.51%       --
Compound(7)                                                                          (0.68%)    0.23%     3.57%       --

SUBACCOUNT WMMK4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                    $   1.05  $   1.03   $  1.00        --
Accumulation unit value at end of period                                          $   1.05  $   1.05   $  1.03        --
Number of accumulation units outstanding at end of period (000 omitted)              5,698     7,943     3,801        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --
Simple yield(7)                                                                      (0.65%)    0.28%     3.55%       --
Compound(7)                                                                          (0.64%)    0.28%     3.61%       --

SUBACCOUNT WMMK6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT MONEY MARKET FUND)
Accumulation unit value at beginning of period                                    $   1.06  $   1.04   $  1.00        --
Accumulation unit value at end of period                                          $   1.06  $   1.06   $  1.04        --
Number of accumulation units outstanding at end of period (000 omitted)              3,356     4,984     1,717        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --
Simple yield(7)                                                                      (0.44%)    0.49%     3.76%       --
Compound(7)                                                                          (0.44%)    0.49%     3.83%       --


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

YEAR ENDED DEC. 31,                                                                  2002      2001      2000      1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.41   $  0.56   $  1.00        --
Accumulation unit value at end of period                                           $  0.25   $  0.41   $  0.56        --
Number of accumulation units outstanding at end of period (000 omitted)                976       911       445        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WSCG3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.41   $  0.56   $  1.00        --
Accumulation unit value at end of period                                           $  0.25   $  0.41   $  0.56        --
Number of accumulation units outstanding at end of period (000 omitted)              3,011     3,655     2,209        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WSCG4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.41   $  0.56   $  1.00        --
Accumulation unit value at end of period                                           $  0.25   $  0.41   $  0.56        --
Number of accumulation units outstanding at end of period (000 omitted)              3,821     3,996     1,923        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WSCG6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                                     $  0.42   $  0.56   $  1.00        --
Accumulation unit value at end of period                                           $  0.25   $  0.42   $  0.56        --
Number of accumulation units outstanding at end of period (000 omitted)              3,394     4,983     2,024        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --

SUBACCOUNT WCBD1(2) (INVESTING IN SHARES OF WELLS FARGO
 VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                     $  1.12   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.18   $  1.12   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)                579       548        68        --
Ratio of operating expense to average net assets                                      1.70%     1.70%     1.70%       --

SUBACCOUNT WCBD3(2) (INVESTING IN SHARES OF WELLS FARGO
 VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                     $  1.12   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.19   $  1.12   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)              1,583     1,373       321        --
Ratio of operating expense to average net assets                                      1.50%     1.50%     1.50%       --

SUBACCOUNT WCBD4(2) (INVESTING IN SHARES OF WELLS FARGO
 VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                     $  1.12   $  1.06   $  1.00        --
Accumulation unit value at end of period                                           $  1.19   $  1.12   $  1.06        --
Number of accumulation units outstanding at end of period (000 omitted)              1,671     1,386       644        --
Ratio of operating expense to average net assets                                      1.45%     1.45%     1.45%       --

SUBACCOUNT WCBD6(2) (INVESTING IN SHARES OF WELLS FARGO
 VT TOTAL RETURN BOND FUND)
(PREVIOUSLY WELLS FARGO VT CORPORATE BOND FUND)
Accumulation unit value at beginning of period                                     $  1.14   $  1.08   $  1.00        --
Accumulation unit value at end of period                                           $  1.21   $  1.14   $  1.08        --
Number of accumulation units outstanding at end of period (000 omitted)              2,275     1,545       660        --
Ratio of operating expense to average net assets                                      1.25%     1.25%     1.25%       --


(1) Operations commenced on Nov. 9, 1999.

(2) Operations commenced on March 3, 2000.

(3) Operations commenced on May 1, 2002.

(4) Operations commenced on May 1, 2001.

(5) Operations commenced on March 1, 2002.

(6) Operations commenced on July 3, 2000.

(7) Net of annual contract administrative charge and mortality and expense risk fee.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY


We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Builder Variable Annuity (comprised of subaccounts PBCA1, WBCA1, WBCA3, WBCA4, WCAR1, WCAR3, WCAR4, WCAR6, PDEI1, WDEI1, WDEI3, WDEI4, PEXI1, WEXI1, WEXI3, WEXI4, WFDI1, WFDI3, WFDI4, WFDI6, PNDM1, WNDM1, WNDM3, WNDM4, WSVA1, WSVA3, WSVA4, WSVA6, PSCA1, WSCA1, WSCA3, WSCA4, PCAP1, WCAP1, WCAP3, WCAP4, PVAL1, WVAL1, WVAL3, WVAL4, WSRG1, WSRG3, WSRG4, WSRG6, WDYC1, WDYC3, WDYC4, WDYC6, WHIP1, WHIP3, WHIP4, WHIP6, WMDC1, WMDC3, WMDC4, WMDC6, WISE1, WISE3, WISE4, WISE6, WRES1, WRES3, WRES4, WRES6, PSMC1, WSMC1, WSMC3, WSMC4, PVAS1, WVAS1, WVAS3, WVAS4, WMSS1, WMSS3, WMSS4, WMSS6, WUSE1, WUSE3, WUSE4, WUSE6, WMCV1, WMCV3, WMCV4, WMCV6, PGIS1, WGIS1, WGIS3, WGIS4, PUTS1, WUTS1, WUTS3, WUTS4, WOGS1, WOGS3, WOGS4, WOGS6, WSTB1, WSTB3, WSTB4, WSTB6, WHSC1, WHSC3, WHSC4, WHSC6, PIGR1, WIGR1, WIGR3, WIGR4, PVIS1, WVIS1, WVIS3, WVIS4, WAAL1, WAAL3, WAAL4, WAAL6, WCBD1, WCBD3, WCBD4, WCBD6, WEQI1, WEQI3, WEQI4, WEQI6, WEQV1, WEQV3, WEQV4, WEQV6, WGRO1, WGRO3, WGRO4, WGRO6, WIEQ1, WIEQ3, WIEQ4, WIEQ6, WLCG1, WLCG3, WLCG4, WLCG6, WMMK1, WMMK3, WMMK4, WMMK6, WSCG1, WSCG3, WSCG4 and WSCG6 ) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Builder Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP

Minneapolis, Minnesota
March 21, 2003


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002                                              PBCA1         WBCA1         WBCA3         WBCA4         WCAR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    810,271  $    196,325  $    681,508  $    622,043  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $    583,439  $    135,846  $    460,547  $    443,559  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    583,439       135,846       460,547       443,559            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  564           182           546           499            --
    Administrative charge                                            77            18            61            58
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   641           200           607           557            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       582,798       135,646       459,940       443,002            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    582,798  $    135,646  $    459,940  $    443,002  $         --
===============================================================================================================================
Accumulation units outstanding                                  963,703       238,439       804,451       773,317            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.60  $       0.57  $       0.57  $       0.57  $         --
===============================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAR3         WCAR4         WCAR6         PDEI1         WDEI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    134,535  $    152,386  $    114,324  $    509,076  $    332,989
                                                           --------------------------------------------------------------------
    at market value                                        $     70,724  $    100,004  $     72,845  $    432,514  $    280,132
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           591
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     70,724       100,004        72,845       432,514       280,723
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   84           114            73           417           358
    Administrative charge                                             9            13            10            57            35
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    93           127            83           474           393
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        70,631        99,877        72,762       432,040       280,330
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     70,631  $     99,877  $     72,762  $    432,040  $    280,330
===============================================================================================================================
Accumulation units outstanding                                  137,616       194,333       140,649       536,180       325,464
===============================================================================================================================
Net asset value per accumulation unit                      $       0.51  $       0.51  $       0.52  $       0.81  $       0.86
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDEI3         WDEI4         PEXI1         WEXI1         WEXI3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    380,452  $    646,257  $  1,051,591  $     77,535  $    782,230
                                                           --------------------------------------------------------------------
    at market value                                        $    319,687  $    527,883  $    891,946  $     66,046  $    688,058
Dividends receivable                                                 --            --         3,646           276         2,864
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --        12,750            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    319,687       527,883       908,342        66,322       690,922
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  377           598           841            90           813
    Administrative charge                                            42            69           115             9            90
    Contract terminations                                           591            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,010           667           956            99           903
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       318,677       527,216       907,386        66,223       690,019
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    318,677  $    527,216  $    907,386  $     66,223  $    690,019
===============================================================================================================================
Accumulation units outstanding                                  367,895       607,736     1,027,319        79,999       834,534
===============================================================================================================================
Net asset value per accumulation unit                      $       0.87  $       0.87  $       0.88  $       0.83  $       0.83
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   WEXI4        WFDI1         WFDI3         WFDI4         WFDI6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    393,712  $    971,834  $  2,669,094  $  2,883,595  $  3,066,674
                                                           --------------------------------------------------------------------
    at market value                                        $    323,756  $    986,738  $  2,721,604  $  2,938,708  $  3,101,403
Dividends receivable                                              1,347         2,480         6,663         7,189         7,567
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    325,103       989,218     2,728,267     2,945,897     3,108,970
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                   372         1,370         3,210         3,335         2,971
   Administrative charge                                             43           133           357           385           405
   Contract terminations                                             --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   415         1,503         3,567         3,720         3,376
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       324,688       987,715     2,724,700     2,942,177     3,105,594
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    324,688  $    987,715  $  2,724,700  $  2,942,177  $  3,105,594
===============================================================================================================================
Accumulation units outstanding                                  388,700       863,865     2,375,336     2,554,917     2,656,775
===============================================================================================================================
Net asset value per accumulation unit                      $       0.84  $       1.14  $       1.15  $       1.15  $       1.17
===============================================================================================================================

See accompanying notes to financial statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PNDM1         WNDM1         WNDM3         WNDM4         WSVA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  3,852,324  $    392,883  $  2,290,598  $  1,467,364  $     15,278
                                                           --------------------------------------------------------------------
    at market value                                        $  2,723,744  $    285,527  $  1,470,588  $  1,044,440  $     15,302
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           680            --            --           197
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,723,744       286,207     1,470,588     1,044,440        15,499
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                2,570           367         1,745         1,184            12
    Administrative charge                                           351            35           194           137             1
    Contract terminations                                        25,003            --           583            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                27,924           402         2,522         1,321            13
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,665,088       285,805     1,468,066     1,043,119        15,486
Net assets applicable to contracts in payment period             30,732            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,695,820  $    285,805  $  1,468,066  $  1,043,119  $     15,486
===============================================================================================================================
Accumulation units outstanding                                4,062,591       528,544     2,700,114     1,915,904        19,639
===============================================================================================================================
Net asset value per accumulation unit                      $       0.66  $       0.54  $       0.54  $       0.54  $       0.79
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSVA3         WSVA4         WSVA6         PSCA1         WSCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     18,254  $     30,874  $     23,484  $    376,102  $     66,019
                                                           --------------------------------------------------------------------
    at market value                                        $     17,604  $     27,878  $     21,811  $    317,061  $     52,624
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     17,604        27,878        21,811       317,061        52,624
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   20            30            21           304            71
    Administrative charge                                             2             3             3            42             7
    Contract terminations                                           197            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   219            33            24           346            78
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        17,385        27,845        21,787       316,715        52,546
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     17,385  $     27,845  $     21,787  $    316,715  $     52,546
===============================================================================================================================
Accumulation units outstanding                                   22,027        35,256        27,547       366,130        78,369
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       0.79  $       0.79  $       0.87  $       0.67
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSCA3         WSCA4         PCAP1         WCAP1         WCAP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    272,872  $    466,377  $  3,209,478  $    367,922  $  2,839,883
                                                           --------------------------------------------------------------------
    at market value                                        $    236,518  $    403,747  $  1,979,508  $    211,499  $  1,663,489
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            13            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              --            --         2,174           321         2,370
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    236,518       403,747     1,981,695       211,820     1,665,859
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  278           455         1,913           287         2,133
    Administrative charge                                            31            52           261            28           237
    Contract terminations                                            --            --            --             6            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            13            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   309           507         2,187           321         2,370
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       236,209       403,240     1,979,508       211,499     1,663,489
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    236,209  $    403,240  $  1,979,508  $    211,499  $  1,663,489
===============================================================================================================================
Accumulation units outstanding                                  350,329       597,057     3,147,763       502,792     3,933,555
===============================================================================================================================
Net asset value per accumulation unit                      $       0.67  $       0.68  $       0.63  $       0.42  $       0.42
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WCAP4         PVAL1         WVAL1         WVAL3         WVAL4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,931,233  $  9,178,713  $  1,092,066  $  6,260,518  $  6,898,359
                                                           --------------------------------------------------------------------
    at market value                                        $  1,646,417  $  5,580,541  $    661,158  $  3,649,579  $  4,131,484
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    983        10,192            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           2,098         6,166         1,007         4,831         5,256
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,649,498     5,596,899       662,165     3,654,410     4,136,740
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,881         5,426           914         4,348         4,712
    Administrative charge                                           217           740            88           483           544
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         983        10,192             5            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,081        16,358         1,007         4,831         5,256
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,646,417     5,546,522       661,158     3,649,579     4,131,484
Net assets applicable to contracts in payment period                 --        34,019            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,646,417  $  5,580,541  $    661,158  $  3,649,579  $  4,131,484
===============================================================================================================================
Accumulation units outstanding                                3,887,790     9,969,752     1,390,561     7,632,431     8,627,854
===============================================================================================================================
Net asset value per accumulation unit                      $       0.42  $       0.56  $       0.48  $       0.48  $       0.48
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSRG1         WSRG3         WSRG4         WSRG6         WDYC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     55,982  $    369,326  $    980,504  $    592,084  $         --
                                                           --------------------------------------------------------------------
    at market value                                        $     34,107  $    228,830  $    544,273  $    346,036  $         --
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              51           300           695           385            --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     34,158       229,130       544,968       346,421            --
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   46           270           623           339            --
    Administrative charge                                             5            30            72            46            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    51           300           695           385            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        34,107       228,830       544,273       346,036            --
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     34,107  $    228,830  $    544,273  $    346,036  $         --
===============================================================================================================================
Accumulation units outstanding                                   71,415       476,398     1,131,385       715,210            --
===============================================================================================================================
Net asset value per accumulation unit                      $       0.48  $       0.48  $       0.48  $       0.48  $         --
===============================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WDYC3          WDYC4        WDYC6         WHIP1         WHIP3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     79,172  $    225,683  $    275,366  $     57,020  $    127,972
                                                           --------------------------------------------------------------------
    at market value                                        $     73,747  $    208,562  $    265,897  $     54,223  $    126,449
Dividends receivable                                                131           371           473            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              98           267           294            81           166
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     73,976       209,200       266,664        54,304       126,615
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   88           239           259            74           149
    Administrative charge                                            10            28            35             7            17
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         131           371           473            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   229           638           767            81           166
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        73,747       208,562       265,897        54,223       126,449
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     73,747  $    208,562  $    265,897  $     54,223  $    126,449
===============================================================================================================================
Accumulation units outstanding                                   85,074       240,288       305,447        58,716       136,474
===============================================================================================================================
Net asset value per accumulation unit                      $       0.87  $       0.87  $       0.87  $       0.92  $       0.93
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHIP4         WHIP6         WMDC1         WMDC3        WMDC4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     99,265  $    302,003  $    284,588  $    561,020  $    730,429
                                                           --------------------------------------------------------------------
    at market value                                        $     96,287  $    295,109  $    272,137  $    526,005  $    680,739
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --         2,224            --           803
Receivable from mutual funds and portfolios
  for share redemptions                                             116           325           372           891           835
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     96,403       295,434       274,733       526,896       682,377
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  104           286           339           624           749
    Administrative charge                                            12            39            33            69            86
    Contract terminations                                            --            --            --           198            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --         2,224            --           803
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   116           325         2,596           891         1,638
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        96,287       295,109       272,137       526,005       680,739
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     96,287  $    295,109  $    272,137  $    526,005  $    680,739
===============================================================================================================================
Accumulation units outstanding                                  103,817       317,074       290,136       558,897       722,653
===============================================================================================================================
Net asset value per accumulation unit                      $       0.93  $       0.93  $       0.94  $       0.94  $       0.94
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMDC6         WISE1         WISE3         WISE4         WISE6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,488,607  $    837,123  $  1,477,046  $  2,909,339  $  2,194,750
                                                           --------------------------------------------------------------------
    at market value                                        $  1,366,295  $    744,974  $  1,321,010  $  2,573,485  $  1,957,268
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         1,603            --         1,158        12,750
Receivable from mutual funds and portfolios
  for share redemptions                                           1,487         1,105         1,725         3,222         2,130
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,367,782       747,682     1,322,735     2,577,865     1,972,148
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,300         1,007         1,553         2,889         1,874
    Administrative charge                                           177            98           172           333           256
    Contract terminations                                            10            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --         1,603            --         1,158        12,750
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,487         2,708         1,725         4,380        14,880
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,366,295       744,974     1,321,010     2,573,485     1,957,268
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,366,295  $    744,974  $  1,321,010  $  2,573,485  $  1,957,268
===============================================================================================================================
Accumulation units outstanding                                1,445,477       776,940     1,369,986     2,665,192     1,727,707
===============================================================================================================================
Net asset value per accumulation unit                      $       0.95  $       0.96  $       0.96  $       0.97  $       1.13
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WRES1         WRES3         WRES4         WRES6         PSMC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    435,564  $  1,207,585  $    855,956  $  1,462,155  $  4,538,538
                                                           --------------------------------------------------------------------
    at market value                                        $    419,586  $  1,169,051  $    851,934  $  1,456,579  $  3,260,777
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    419            --           800            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             627         1,555         1,071         1,604        29,457
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    420,632     1,170,606       853,805     1,458,183     3,290,234
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  572         1,399           960         1,412         3,181
    Administrative charge                                            55           156           111           192           434
    Contract terminations                                            --            --            --            --        25,842
Payable to mutual funds and portfolios
  for investments purchased                                         419            --           800            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,046         1,555         1,871         1,604        29,457
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       419,586     1,169,051       851,934     1,456,579     3,254,662
Net assets applicable to contracts in payment period                 --            --            --            --         6,115
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    419,586  $  1,169,051  $    851,934  $  1,456,579  $  3,260,777
===============================================================================================================================
Accumulation units outstanding                                  334,167       925,709       673,721     1,015,442     4,574,186
===============================================================================================================================
Net asset value per accumulation unit                      $       1.26  $       1.26  $       1.26  $       1.43  $       0.71
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WSMC1         WSMC3         WSMC4         PVAS1        WVAS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    485,150  $  1,329,424  $  2,236,613  $     62,639  $      9,175
                                                           --------------------------------------------------------------------
    at market value                                        $    355,719  $    908,848  $  1,470,990  $     60,615  $      9,442
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --           837
Receivable from mutual funds and portfolios
  for share redemptions                                             537         1,202         1,891            64            11
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    356,256       910,050     1,472,881        60,679        10,290
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  490         1,082         1,695            56            10
    Administrative charge                                            47           120           196             8             1
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --           837
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   537         1,202         1,891            64           848
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       355,719       908,848     1,470,990        60,615         9,442
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    355,719  $    908,848  $  1,470,990  $     60,615  $      9,442
===============================================================================================================================
Accumulation units outstanding                                1,008,143     2,561,254     3,832,344        46,786        10,780
===============================================================================================================================
Net asset value per accumulation unit                      $       0.35  $       0.35  $       0.38  $       1.30  $       0.88
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVAS3         WVAS4         WMSS1         WMSS3         WMSS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     52,118  $     81,380  $    368,194  $  1,220,257  $  1,352,012
                                                           --------------------------------------------------------------------
    at market value                                        $     53,460  $     75,838  $    328,032  $  1,083,557  $  1,189,312
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --         1,965            --           800
Receivable from mutual funds and portfolios
  for share redemptions                                              65            96           474         1,622         1,481
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     53,525        75,934       330,471     1,085,179     1,191,593
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   58            86           432         1,280         1,328
    Administrative charge                                             7            10            42           142           153
    Contract terminations                                            --            --            --           200            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --         1,965            --           800
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    65            96         2,439         1,622         2,281
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        53,460        75,838       328,032     1,083,557     1,189,312
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     53,460  $     75,838  $    328,032  $  1,083,557  $  1,189,312
===============================================================================================================================
Accumulation units outstanding                                   60,931        95,676       323,576     1,062,839     1,164,940
===============================================================================================================================
Net asset value per accumulation unit                      $       0.88  $       0.79  $       1.01  $       1.02  $       1.02
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMSS6         WUSE1         WUSE3         WUSE4        WUSE6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,684,842  $    327,596  $    882,672  $  1,533,594  $  1,748,751
                                                           --------------------------------------------------------------------
    at market value                                        $  1,492,160  $    237,738  $    761,983  $  1,159,241  $  1,254,352
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,631           361         1,000         1,473         1,374
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,493,791       238,099       762,983     1,160,714     1,255,726
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,435           324           900         1,321         1,209
    Administrative charge                                           196            31           100           152           165
    Contract terminations                                            --             6            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,631           361         1,000         1,473         1,374
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,492,160       237,738       761,983     1,159,241     1,254,352
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,492,160  $    237,738  $    761,983  $  1,159,241  $  1,254,352
===============================================================================================================================
Accumulation units outstanding                                1,377,239       391,212     1,246,855     1,894,267     2,038,067
===============================================================================================================================
Net asset value per accumulation unit                      $       1.08  $       0.61  $       0.61  $       0.61  $       0.62
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMCV1         WMCV3         WMCV4         WMCV6         PGIS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    584,838  $  1,218,229  $  1,946,066  $  2,219,585  $  1,402,469
                                                           --------------------------------------------------------------------
    at market value                                        $    562,329  $  1,170,158  $  1,857,493  $  2,152,313  $  1,058,943
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             845         1,529         2,348         2,365         1,157
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    563,174     1,171,687     1,859,841     2,154,678     1,060,100
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  764         1,376         2,105         2,081         1,018
    Administrative charge                                            74           153           243           284           139
    Contract terminations                                             7            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   845         1,529         2,348         2,365         1,157
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       562,329     1,170,158     1,857,493     2,152,313     1,058,943
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    562,329  $  1,170,158  $  1,857,493  $  2,152,313  $  1,058,943
===============================================================================================================================
Accumulation units outstanding                                  385,909       798,513     1,265,766     1,458,381     1,577,693
===============================================================================================================================
Net asset value per accumulation unit                      $       1.46  $       1.47  $       1.47  $       1.48  $       0.67
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGIS1         WGIS3         WGIS4         PUTS1         WUTS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    141,890  $  1,346,029  $  1,314,208  $  1,810,613  $    546,293
                                                           --------------------------------------------------------------------
    at market value                                        $    108,312  $    986,411  $    985,694  $  1,121,445  $    344,988
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           799        10,200            --
Receivable from mutual funds and portfolios
  for share redemptions                                             162         1,302         1,242         1,219           515
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    108,474       987,713       987,735     1,132,864       345,503
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  148         1,172         1,114         1,073           470
    Administrative charge                                            14           130           128           146            45
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           799        10,200            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   162         1,302         2,041        11,419           515
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       108,312       986,411       985,694     1,121,445       344,988
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    108,312  $    986,411  $    985,694  $  1,121,445  $    344,988
===============================================================================================================================
Accumulation units outstanding                                  165,959     1,502,857     1,499,610     1,631,076       720,994
===============================================================================================================================
Net asset value per accumulation unit                      $       0.65  $       0.66  $       0.66  $       0.69  $       0.48
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002                                              WUTS3         WUTS4         WOGS1         WOGS3         WOGS4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,902,065  $  2,882,787  $         --  $     67,595  $      5,064
                                                           --------------------------------------------------------------------
    at market value                                        $  1,116,750  $  1,689,528  $         --  $     60,448  $      4,935
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         1,068            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,475         2,152            --            79             5
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,118,225     1,692,748            --        60,527         4,940
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,327         1,929            --            71             5
    Administrative charge                                           148           223            --             8            --
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --         1,068            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,475         3,220            --            79             5
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,116,750     1,689,528            --        60,448         4,935
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,116,750  $  1,689,528  $         --  $     60,448  $      4,935
===============================================================================================================================
Accumulation units outstanding                                2,321,232     3,195,301            --        78,329         6,392
===============================================================================================================================
Net asset value per accumulation unit                      $       0.48  $       0.53  $         --  $       0.77  $       0.77
===============================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WOGS6         WSTB1         WSTB3         WSTB4         WSTB6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    159,736  $      5,465  $     71,770  $     80,965  $    209,366
                                                           --------------------------------------------------------------------
    at market value                                        $    146,645  $      5,628  $     75,581  $     85,109  $    218,797
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             146             7           100           109           238
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    146,791         5,635        75,681        85,218       219,035
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  128             6            90            98           209
    Administrative charge                                            18             1            10            11            29
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   146             7           100           109           238
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       146,645         5,628        75,581        85,109       218,797
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    146,645  $      5,628  $     75,581  $     85,109  $    218,797
===============================================================================================================================
Accumulation units outstanding                                  189,702         5,473        73,402        82,631       212,137
===============================================================================================================================
Net asset value per accumulation unit                      $       0.77  $       1.03  $       1.03  $       1.03  $       1.03
===============================================================================================================================

See accompanying notes to financial statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WHSC1         WHSC3         WHSC4         WHSC6         PIGR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     61,627  $     10,077  $     27,650  $     50,131  $  5,440,195
                                                           --------------------------------------------------------------------
    at market value                                        $     60,674  $      9,682  $     24,779  $     43,924  $  3,662,172
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                    419            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                              88            13            31            47         4,014
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     61,181         9,695        24,810        43,971     3,666,186
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   80            12            28            41         3,532
    Administrative charge                                             8             1             3             6           482
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         419            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   507            13            31            47         4,014
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        60,674         9,682        24,779        43,924     3,653,294
Net assets applicable to contracts in payment period                 --            --            --            --         8,878
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     60,674  $      9,682  $     24,779  $     43,924  $  3,662,172
===============================================================================================================================
Accumulation units outstanding                                   72,631        11,575        29,622        52,411     4,994,086
===============================================================================================================================
Net asset value per accumulation unit                      $       0.84  $       0.84  $       0.84  $       0.84  $       0.73
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIGR1         WIGR3         WIGR4         PVIS1         WVIS1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    937,854  $  1,583,116  $  4,090,979  $  3,747,764  $    835,090
                                                           --------------------------------------------------------------------
    at market value                                        $    638,850  $  1,635,341  $  2,629,193  $  1,843,288  $    407,915
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  2,697            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             928         2,863         3,347         3,428           612
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    642,475     1,638,204     2,632,540     1,846,716       408,527
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  846         1,858         3,001         1,786           558
    Administrative charge                                            82           206           346           244            54
    Contract terminations                                            --           799            --         1,398            --
Payable to mutual funds and portfolios
  for investments purchased                                       2,697            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,625         2,863         3,347         3,428           612
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       638,850     1,635,341     2,629,193     1,838,621       407,915
Net assets applicable to contracts in payment period                 --            --            --         4,667            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    638,850  $  1,635,341  $  2,629,193  $  1,843,288  $    407,915
===============================================================================================================================
Accumulation units outstanding                                1,349,999     3,436,550     5,517,256     3,317,211     1,245,640
===============================================================================================================================
Net asset value per accumulation unit                      $       0.47  $       0.48  $       0.48  $       0.55  $       0.33
===============================================================================================================================

See accompanying notes to financial statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WVIS3         WVIS4         WAAL1         WAAL3         WAAL4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,668,758  $  3,605,158  $  2,089,784  $  7,176,843  $  8,690,231
                                                           --------------------------------------------------------------------
    at market value                                        $  1,306,319  $  1,765,172  $  1,718,395  $  5,827,224  $  6,809,968
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --           317            --            --         1,527
Receivable from mutual funds and portfolios
  for share redemptions                                           1,736         2,254         7,082         7,706         8,668
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,308,055     1,767,743     1,725,477     5,834,930     6,820,163
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,562         2,021         2,275         6,935         7,771
    Administrative charge                                           174           233           220           771           897
    Contract terminations                                            --            --         4,587            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --           317            --            --         1,527
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,736         2,571         7,082         7,706        10,195
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,306,319     1,765,172     1,718,395     5,827,224     6,809,968
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,306,319  $  1,765,172  $  1,718,395  $  5,827,224  $  6,809,968
===============================================================================================================================
Accumulation units outstanding                                3,966,340     5,351,818     2,230,303     7,520,522     8,776,267
===============================================================================================================================
Net asset value per accumulation unit                      $       0.33  $       0.33  $       0.77  $       0.77  $       0.78
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WAAL6         WCBD1         WCBD3        WCBD4         WCBD6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,691,068  $    676,792  $  1,845,399  $  1,947,586  $  2,698,030
                                                           --------------------------------------------------------------------
    at market value                                        $  6,186,527  $    685,572  $  1,878,895  $  1,992,992  $  2,760,691
Dividends receivable                                                 --         3,387         9,081         9,848        13,367
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  5,100            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                           6,757         1,045         2,749         2,589         3,028
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  6,198,384       690,004     1,890,725     2,005,429     2,777,086
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                5,946           953         2,221         2,321         2,665
    Administrative charge                                           811            92           247           268           363
    Contract terminations                                            --            --           281            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       5,100         3,387         9,081         9,848        13,367
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                11,857         4,432        11,830        12,437        16,395
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     6,186,527       685,572     1,878,895     1,992,992     2,760,691
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  6,186,527  $    685,572  $  1,878,895  $  1,992,992  $  2,760,691
===============================================================================================================================
Accumulation units outstanding                                7,878,543       578,796     1,582,572     1,670,547     2,274,999
===============================================================================================================================
Net asset value per accumulation unit                      $       0.79  $       1.18  $       1.19  $       1.19  $       1.21
===============================================================================================================================

See accompanying notes to financial statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEQI1         WEQI3         WEQI4         WEQI6        WEQV1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    980,403  $  3,292,458  $  2,340,371  $  3,898,354  $    331,541
                                                           --------------------------------------------------------------------
    at market value                                        $    824,146  $  2,674,628  $  1,881,395  $  3,126,752  $    251,066
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                  4,391            --           895            --           936
Receivable from mutual funds and portfolios
  for share redemptions                                           1,189         4,918         2,434         3,411           372
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    829,726     2,679,546     1,884,724     3,130,163       252,374
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,084         3,129         2,182         2,997           339
    Administrative charge                                           105           348           252           409            33
    Contract terminations                                            --         1,441            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                       4,391            --           895             5           936
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,580         4,918         3,329         3,411         1,308
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       824,146     2,674,628     1,881,395     3,126,752       251,066
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    824,146  $  2,674,628  $  1,881,395  $  3,126,752  $    251,066
===============================================================================================================================
Accumulation units outstanding                                  993,269     3,204,914     2,251,275     3,710,791       336,381
===============================================================================================================================
Net asset value per accumulation unit                      $       0.83  $       0.83  $       0.84  $       0.84  $       0.75
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WEQV3         WEQV4         WEQV6         WGRO1         WGRO3
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    672,722  $    665,504  $    942,453  $     99,699  $    388,013
                                                           --------------------------------------------------------------------
    at market value                                        $    535,986  $    518,090  $    752,059  $     76,677  $    270,274
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --            --            --            --
Receivable from mutual funds and portfolios
  for share redemptions                                             710           689           822           109           356
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    536,696       518,779       752,881        76,786       270,630
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  639           585           723            99           320
    Administrative charge                                            71            67            99            10            36
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            37            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   710           689           822           109           356
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       535,986       518,090       752,059        76,677       270,274
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    535,986  $    518,090  $    752,059  $     76,677  $    270,274
===============================================================================================================================
Accumulation units outstanding                                  713,983       689,220       992,694       152,302       533,649
===============================================================================================================================
Net asset value per accumulation unit                      $       0.75  $       0.75  $       0.76  $       0.50  $       0.51
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WGRO4         WGRO6         WIEQ1         WIEQ3        WIEQ4
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    347,543  $    703,045  $     92,465  $    390,222  $    268,302
                                                           --------------------------------------------------------------------
    at market value                                        $    214,115  $    443,552  $     77,673  $    300,147  $    200,762
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --           766            --           198
Receivable from mutual funds and portfolios
  for share redemptions                                             295           488           109           389           256
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    214,410       444,040        78,548       300,536       201,216
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  265           429            99           350           230
    Administrative charge                                            30            59            10            39            26
    Contract terminations                                            --            --            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                          --            --           766            --           198
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   295           488           875           389           454
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       214,115       443,552        77,673       300,147       200,762
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    214,115  $    443,552  $     77,673  $    300,147  $    200,762
===============================================================================================================================
Accumulation units outstanding                                  422,162       869,741       139,727       537,334       358,977
===============================================================================================================================
Net asset value per accumulation unit                      $       0.51  $       0.51  $       0.56  $       0.56  $       0.56
===============================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WIEQ6         WLCG1         WLCG3         WLCG4         WLCG6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    427,805  $  2,473,024  $  8,239,789  $ 10,098,128  $ 10,407,217
                                                           --------------------------------------------------------------------
    at market value                                        $    320,459  $  1,660,767  $  5,358,451  $  6,268,581  $  6,614,986
Dividends receivable                                                 --            --            --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --         4,391            --         1,656            --
Receivable from mutual funds and portfolios
  for share redemptions                                             351         2,482         8,423         7,958         7,302
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    320,810     1,667,640     5,366,874     6,278,195     6,622,288
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                  309         2,263         6,387         7,135         6,420
    Administrative charge                                            42           219           710           823           876
    Contract terminations                                            --            --         1,326            --             6
Payable to mutual funds and portfolios
  for investments purchased                                          --         4,391            --         1,656            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   351         6,873         8,423         9,614         7,302
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       320,459     1,660,767     5,358,451     6,268,581     6,614,986
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    320,459  $  1,660,767  $  5,358,451  $  6,268,581  $  6,614,986
===============================================================================================================================
Accumulation units outstanding                                  570,132     3,190,098    10,234,723    11,955,973    12,545,207
===============================================================================================================================
Net asset value per accumulation unit                      $       0.56  $       0.52  $       0.52  $       0.52  $       0.53
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  WMMK1         WMMK3         WMMK4         WMMK6         WSCG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,296,256  $  6,083,028  $  5,975,706  $  3,565,251  $    511,847
                                                           --------------------------------------------------------------------
    at market value                                        $  1,295,489  $  6,085,006  $  5,973,013  $  3,563,304  $    244,816
Dividends receivable                                                957         4,599         4,437         2,603            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     --            --        18,218        31,449         1,702
Receivable from mutual funds and portfolios
  for share redemptions                                           1,934       139,644         7,650         3,866           361
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,298,380     6,229,249     6,003,318     3,601,222       246,879
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                1,763         7,381         6,859         3,401           329
    Administrative charge                                           171           820           791           464            32
    Contract terminations                                            --       131,443            --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                         957         4,599        22,655        34,053         1,702
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,891       144,243        30,305        37,918         2,063
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,295,489     6,085,006     5,973,013     3,563,304       244,816
Net assets applicable to contracts in payment period                 --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,295,489  $  6,085,006  $  5,973,013  $  3,563,304  $    244,816
===============================================================================================================================
Accumulation units outstanding                                1,247,729     5,843,482     5,698,040     3,356,126       976,422
===============================================================================================================================
Net asset value per accumulation unit                      $       1.04  $       1.04  $       1.05  $       1.06  $       0.25
===============================================================================================================================

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                                       ----------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                              WSCG3         WSCG4         WSCG6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                            $  1,736,734  $  2,099,582  $  1,947,578
                                                                                       ----------------------------------------
    at market value                                                                    $    759,333  $    964,889  $    862,020
Dividends receivable                                                                             --            --            --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                                 --           162            --
Receivable from mutual funds and portfolios
  for share redemptions                                                                       1,013         1,230           953
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                760,346       966,281       862,973
===============================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                              912         1,103           839
    Administrative charge                                                                       101           127           114
    Contract terminations                                                                        --            --            --
Payable to mutual funds and portfolios
  for investments purchased                                                                      --           162            --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                             1,013         1,392           953
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                   759,333       964,889       862,020
Net assets applicable to contracts in payment period                                             --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                       $    759,333  $    964,889  $    862,020
===============================================================================================================================
Accumulation units outstanding                                                            3,011,442     3,821,256     3,394,493
===============================================================================================================================
Net asset value per accumulation unit                                                  $       0.25  $       0.25  $       0.25
===============================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   PBCA1          WBCA1          WBCA3          WBCA4          WCAR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,622   $      1,285   $      5,290   $      4,313   $          1
Variable account expenses                                         9,103          2,769         10,616          8,143              4
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,481)        (1,484)        (5,326)        (3,830)            (3)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         183,975         43,225        457,313        217,225            166
    Cost of investments sold                                    231,750         53,336        654,555        319,989            341
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (47,775)       (10,111)      (197,242)      (102,764)          (175)
Distributions from capital gains                                     --             --             --             --             15
Net change in unrealized appreciation or
  depreciation of investments                                  (156,290)       (32,519)       (36,883)       (69,401)           112
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (204,065)       (42,630)      (234,125)      (172,165)           (48)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (207,546)  $    (44,114)  $   (239,451)  $   (175,995)  $        (51)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR3          WCAR4          WCAR6          PDEI1          WDEI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,024   $        626   $        557   $      6,650   $      3,447
Variable account expenses                                         2,938          1,713          1,326          5,314          3,865
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,914)        (1,087)          (769)         1,336           (418)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         259,035         31,041         45,372         99,009         84,034
    Cost of investments sold                                    425,237         46,216         64,354        105,952         94,314
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (166,202)       (15,175)       (18,982)        (6,943)       (10,280)
Distributions from capital gains                                 26,846         10,672         10,536          1,528            643
Net change in unrealized appreciation or
  depreciation of investments                                    89,854        (28,129)       (19,949)       (85,884)       (57,126)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,502)       (32,632)       (28,395)       (91,299)       (66,763)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,416)  $    (33,719)  $    (29,164)  $    (89,963)  $    (67,181)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDEI3          WDEI4          PEXI1          WEXI1          WEXI3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,619   $      8,499   $     62,962   $      5,421   $     48,492
Variable account expenses                                         4,366          7,821         10,151          1,178          9,330
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     253            678         52,811          4,243         39,162
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,437         55,539        150,256         20,344        204,871
    Cost of investments sold                                     98,485         60,888        181,236         21,619        234,303
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (20,048)        (5,349)       (30,980)        (1,275)       (29,432)
Distributions from capital gains                                    907          1,933             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (58,904)      (123,334)       (91,541)        (9,152)       (58,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (78,045)      (126,750)      (122,521)       (10,427)       (88,372)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (77,792)  $   (126,072)  $    (69,710)  $     (6,184)  $    (49,210)
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEXI4          WFDI1          WFDI3          WFDI4          WFDI6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     30,320   $     20,678   $     66,883   $     62,466   $     55,393
Variable account expenses                                         5,572         12,278         35,203         31,813         23,977
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  24,748          8,400         31,680         30,653         31,416
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         104,191         89,511        580,671        291,570        441,126
    Cost of investments sold                                    126,750         88,386        573,602        286,650        439,981
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (22,559)         1,125          7,069          4,920          1,145
Distributions from capital gains                                     --          4,694         13,583         14,100         13,820
Net change in unrealized appreciation or
  depreciation of investments                                   (35,968)        14,312         47,632         42,581         37,125
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (58,527)        20,131         68,284         61,601         52,090
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (33,779)  $     28,531   $     99,964   $     92,254   $     83,506
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    PNDM1          WNDM1          WNDM3          WNDM4         WSVA1(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     14,999   $      1,433   $      9,393   $      6,055   $          5
Variable account expenses                                        36,622          4,731         27,966         17,637             20
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (21,623)        (3,298)       (18,573)       (11,582)           (15)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         854,578         56,581        510,492        457,884            591
    Cost of investments sold                                  1,201,245         80,244        764,120        606,755            592
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (346,667)       (23,663)      (253,628)      (148,871)            (1)
Distributions from capital gains                                  2,779            276          2,030          1,299             17
Net change in unrealized appreciation or
  depreciation of investments                                  (455,998)       (50,688)      (249,456)      (169,140)            24
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (799,886)       (74,075)      (501,054)      (316,712)            40
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (821,509)  $    (77,373)  $   (519,627)  $   (328,294)  $         25
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA3(1)        WSVA4(1)       WSVA6(1)        PSCA1         WSCA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         19   $         28   $         24   $         --   $         --
Variable account expenses                                           108            191            132          4,036            978
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (89)          (163)          (108)        (4,036)          (978)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           6,988          8,742          7,263        105,191          3,844
    Cost of investments sold                                      8,266          9,339          9,148        120,389          4,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,278)          (597)        (1,885)       (15,198)          (449)
Distributions from capital gains                                     64            104             84             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (650)        (2,996)        (1,673)       (58,826)       (10,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,864)        (3,489)        (3,474)       (74,024)       (10,604)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,953)  $     (3,652)  $     (3,582)  $    (78,060)  $    (11,582)
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA3          WSCA4          PCAP1          WCAP1          WCAP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,345          6,708         30,426          4,482         36,308
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,345)        (6,708)       (30,426)        (4,482)       (36,308)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         149,107        141,632        641,948         51,587      1,406,855
    Cost of investments sold                                    148,721        162,028      1,001,650         87,889      2,302,424
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    386        (20,396)      (359,702)       (36,302)      (895,569)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,542)       (78,588)      (393,285)       (43,500)       187,807
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (46,156)       (98,984)      (752,987)       (79,802)      (707,762)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,501)  $   (105,692)  $   (783,413)  $    (84,284)  $   (744,070)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP4          PVAL1          WVAL1          WVAL3          WVAL4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     22,630   $      2,702   $     14,780   $     16,580
Variable account expenses                                        30,151         87,827         15,494         74,960         78,283
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (30,151)       (65,197)       (12,792)       (60,180)       (61,703)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         617,812      1,649,024        423,321      1,661,167      1,461,846
    Cost of investments sold                                  1,001,908      2,505,577        604,820      2,523,477      2,236,164
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (384,096)      (856,553)      (181,499)      (862,310)      (774,318)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (233,734)    (1,918,935)      (169,213)    (1,127,061)    (1,384,143)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (617,830)    (2,775,488)      (350,712)    (1,989,371)    (2,158,461)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (647,981)  $ (2,840,685)  $   (363,504)  $ (2,049,551)  $ (2,220,164)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSRG1          WSRG3          WSRG4          WSRG6          WDYC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        106   $        628   $      1,470   $        943   $         --
Variable account expenses                                         2,114          5,607         10,346          6,660             --
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,008)        (4,979)        (8,876)        (5,717)            --
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         214,601        227,634        184,989        281,565             --
    Cost of investments sold                                    331,762        342,270        301,826        440,245             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (117,161)      (114,636)      (116,837)      (158,680)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    82,851        (30,152)      (140,872)       (43,076)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (34,310)      (144,788)      (257,709)      (201,756)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (36,318)  $   (149,767)  $   (266,585)  $   (207,473)  $         --
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDYC3          WDYC4          WDYC6          WHIP1          WHIP3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        131   $        371   $        473   $      4,832   $      5,419
Variable account expenses                                         1,059          2,319          2,991            837          1,370
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (928)        (1,948)        (2,518)         3,995          4,049
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,388         17,429          2,724          9,326         10,211
    Cost of investments sold                                      3,391         19,910          2,747          9,454         11,183
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (3)        (2,481)           (23)          (128)          (972)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,390)       (15,357)       (18,902)        (3,082)           (56)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (6,393)       (17,838)       (18,925)        (3,210)        (1,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (7,321)  $    (19,786)  $    (21,443)  $        785   $      3,021
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP4          WHIP6          WMDC1          WMDC3          WMDC4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,734   $     18,695   $        189   $      1,921   $      3,890
Variable account expenses                                         1,155          3,271          2,018          5,730          8,736
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,579         15,424         (1,829)        (3,809)        (4,846)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          22,514         35,092         11,000         57,504        105,442
    Cost of investments sold                                     24,701         38,736         11,172         58,742        112,663
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,187)        (3,644)          (172)        (1,238)        (7,221)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (488)        (7,205)       (13,508)       (42,874)       (66,766)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,675)       (10,849)       (13,680)       (44,112)       (73,987)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,904   $      4,575   $    (15,509)  $    (47,921)  $    (78,833)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMDC6          WISE1          WISE3          WISE4          WISE6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,903   $     67,591   $    130,399   $    239,287   $    163,327
Variable account expenses                                        14,226         10,430         19,102         34,659         20,823
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (8,323)        57,161        111,297        204,628        142,504
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         152,571        147,282        365,665        414,985        178,991
    Cost of investments sold                                    164,918        172,885        428,593        476,215        203,769
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,347)       (25,603)       (62,928)       (61,230)       (24,778)
Distributions from capital gains                                     --         14,253         27,497         50,458         34,441
Net change in unrealized appreciation or
  depreciation of investments                                  (146,333)       (75,611)      (120,366)      (256,744)      (196,357)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (158,680)       (86,961)      (155,797)      (267,516)      (186,694)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (167,003)  $    (29,800)  $    (44,500)  $    (62,888)  $    (44,190)
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES1          WRES3          WRES4          WRES6         PSMC1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     10,130   $     17,506   $     19,464   $     31,047   $      8,403
Variable account expenses                                         5,236         11,757         10,432         14,975         39,527
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,894          5,749          9,032         16,072        (31,124)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,618        270,545        102,161         75,202        285,844
    Cost of investments sold                                      8,567        277,829         99,092         72,358        393,082
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     51         (7,284)         3,069          2,844       (107,238)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,649)       (50,339)       (22,362)       (37,855)    (1,009,866)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (20,598)       (57,623)       (19,293)       (35,011)    (1,117,104)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (15,704)  $    (51,874)  $    (10,261)  $    (18,939)  $ (1,148,228)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC1          WSMC3          WSMC4          PVAS1        WVAS1(2)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        910   $      2,765   $      4,533   $         53   $         --
Variable account expenses                                         6,314         16,149         24,368            238             29
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,404)       (13,384)       (19,835)          (185)           (29)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          54,481        221,747        328,838          4,914             36
    Cost of investments sold                                     74,099        324,264        493,308          5,366             35
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (19,618)      (102,517)      (164,470)          (452)             1
Distributions from capital gains                                     --             --             --            366              1
Net change in unrealized appreciation or
  depreciation of investments                                  (114,647)      (294,118)      (463,273)        (2,315)           267
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (134,265)      (396,635)      (627,743)        (2,401)           269
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (139,669)  $   (410,019)  $   (647,578)  $     (2,586)  $        240
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS3(2)       WVAS4(1)         WMSS1          WMSS3         WMSS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          7   $         87   $      2,108   $      8,203   $      9,272
Variable account expenses                                           198            458          3,082         12,395         15,166
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (191)          (371)          (974)        (4,192)        (5,894)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,960          3,590         11,345        221,442        168,777
    Cost of investments sold                                     12,598          4,093         11,705        245,621        187,452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (638)          (503)          (360)       (24,179)       (18,675)
Distributions from capital gains                                     46            609          5,225         20,338         22,990
Net change in unrealized appreciation or
  depreciation of investments                                     1,342         (5,542)       (41,036)      (132,031)      (152,498)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      750         (5,436)       (36,171)      (135,872)      (148,183)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        559   $     (5,807)  $    (37,145)  $   (140,064)  $   (154,077)
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS6          WUSE1          WUSE3          WUSE4         WUSE6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     11,699   $      1,542   $      4,925   $      7,511   $      8,117
Variable account expenses                                        15,811          4,457         12,038         17,116         20,303
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,112)        (2,915)        (7,113)        (9,605)       (12,186)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         249,467         57,612        824,807        176,541        462,606
    Cost of investments sold                                    269,851         74,959      1,013,998        229,345        660,780
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (20,384)       (17,347)      (189,191)       (52,804)      (198,174)
Distributions from capital gains                                 29,006             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (190,395)       (57,431)       (34,964)      (231,168)      (268,561)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (181,773)       (74,778)      (224,155)      (283,972)      (466,735)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (185,885)  $    (77,693)  $   (231,268)  $   (293,577)  $   (478,921)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMCV1          WMCV3          WMCV4          WMCV6         PGIS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,069   $     12,542   $     19,958   $     23,333   $      6,959
Variable account expenses                                        10,257         17,649         28,271         26,661         15,106
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,188)        (5,107)        (8,313)        (3,328)        (8,147)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         166,542        310,537        520,492        293,427        265,976
    Cost of investments sold                                    167,629        309,672        526,904        288,468        339,000
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,087)           865         (6,412)         4,959        (73,024)
Distributions from capital gains                                  1,771          3,659          5,823          6,807             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,154)       (97,312)      (158,087)      (181,484)      (233,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (45,470)       (92,788)      (158,676)      (169,718)      (306,272)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,658)  $    (97,895)  $   (166,989)  $   (173,046)  $   (314,419)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS1          WGIS3          WGIS4          PUTS1         WUTS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        863   $      6,210   $      6,819   $     36,543   $     10,205
Variable account expenses                                         2,297         16,672         16,415         16,591          6,515
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,434)       (10,462)        (9,596)        19,952          3,690
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          46,995        156,469        371,562        561,597         42,073
    Cost of investments sold                                     59,046        205,588        452,899        917,888         70,028
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,051)       (49,119)       (81,337)      (356,291)       (27,955)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,288)      (231,211)      (193,941)       (74,067)       (93,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (37,339)      (280,330)      (275,278)      (430,358)      (121,719)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (38,773)  $   (290,792)  $   (284,874)  $   (410,406)  $   (118,029)
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WUTS3          WUTS4         WOGS1(1)       WOGS3(1)      WOGS4(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     36,985   $     62,983   $         --   $         --   $         --
Variable account expenses                                        20,123         31,771              2            392              9
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,862         31,212             (2)          (392)            (9)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         440,627        812,789            167            341            141
    Cost of investments sold                                    727,670      1,394,844            216            382            145
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (287,043)      (582,055)           (49)           (41)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (156,352)      (178,216)            --         (7,147)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (443,395)      (760,271)           (49)        (7,188)          (133)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (426,533)  $   (729,059)  $        (51)  $     (7,580)  $       (142)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WOGS6(1)       WSTB1(1)       WSTB3(1)       WSTB4(1)      WSTB6(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           473             17            477            462          1,215
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (473)           (17)          (477)          (462)        (1,215)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           2,550            239          1,810          1,436          8,522
    Cost of investments sold                                      2,890            232          1,778          1,407          8,558
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (340)             7             32             29            (36)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,091)           163          3,811          4,144          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (13,431)           170          3,843          4,173          9,395
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (13,904)  $        153   $      3,366   $      3,711   $      8,180
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    WHSC1(1)       WHSC3(1)       WHSC4(1)       WHSC6(1)       PIGR1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     33,739
Variable account expenses                                           363             50            206            331         50,339
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (363)           (50)          (206)          (331)       (16,600)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             452            228          4,003          6,641        633,375
    Cost of investments sold                                        457            238          4,465          7,636        901,518
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (5)           (10)          (462)          (995)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (953)          (395)        (2,871)        (6,207)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (958)          (405)        (3,333)        (7,202)      (816,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,321)  $       (455)  $     (3,539)  $     (7,533)  $   (832,845)
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIGR1          WIGR3          WIGR4          PVIS1         WVIS1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,235   $     18,209   $     27,059   $         --   $         --
Variable account expenses                                        12,006         31,379         45,117         30,352          9,837
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,771)       (13,170)       (18,058)       (30,352)        (9,837)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         138,670     17,822,810        586,172        691,146        260,059
    Cost of investments sold                                    182,992     18,930,253        867,160      1,237,077        424,026
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (44,322)    (1,107,443)      (280,988)      (545,931)      (163,967)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,775)       780,501       (364,995)      (394,271)       (46,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (140,097)      (326,942)      (645,983)      (940,202)      (210,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (145,868)  $   (340,112)  $   (664,041)  $   (970,554)  $   (220,260)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WVIS3          WVIS4          WAAL1          WAAL3         WAAL4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     37,132   $    133,254   $    166,975
Variable account expenses                                        25,975         33,462         30,545         96,114        119,638
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (25,975)       (33,462)         6,587         37,140         47,337
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         478,724        581,721        327,123      1,216,296      2,325,367
    Cost of investments sold                                    908,090      1,067,838        409,045      1,474,221      2,893,988
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (429,366)      (486,117)       (81,922)      (257,925)      (568,621)
Distributions from capital gains                                     --             --         18,022         68,045         85,070
Net change in unrealized appreciation or
  depreciation of investments                                  (254,919)      (416,123)      (243,703)      (885,190)      (924,674)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (684,285)      (902,240)      (307,603)    (1,075,070)    (1,408,225)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (710,260)  $   (935,702)  $   (301,016)  $ (1,037,930)  $ (1,360,888)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL6          WCBD1          WCBD3          WCBD4         WCBD6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    127,850   $     38,995   $    103,106   $    107,407   $    145,102
Variable account expenses                                        76,493         11,210         26,149         26,377         30,711
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  51,357         27,785         76,957         81,030        114,391
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         563,913         65,551        306,107        343,016        252,656
    Cost of investments sold                                    672,378         65,956        307,363        340,947        252,735
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (108,465)          (405)        (1,256)         2,069            (79)
Distributions from capital gains                                 61,030          1,096          2,961          3,114          4,230
Net change in unrealized appreciation or
  depreciation of investments                                  (933,767)        10,197         27,077         29,620         39,279
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (981,202)        10,888         28,782         34,803         43,430
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (929,845)  $     38,673   $    105,739   $    115,833   $    157,821
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQI1          WEQI3          WEQI4          WEQI6         WEQV1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     12,023   $     42,309   $     35,014   $     52,975   $      3,826
Variable account expenses                                        11,290         36,792         32,060         40,086          4,840
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     733          5,517          2,954         12,889         (1,014)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          82,109        246,613        869,868        352,508         48,239
    Cost of investments sold                                     98,758        280,200        994,443        415,013         62,865
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,649)       (33,587)      (124,575)       (62,505)       (14,626)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (144,362)      (559,375)      (398,932)      (682,978)       (73,088)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (161,011)      (592,962)      (523,507)      (745,483)       (87,714)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (160,278)  $   (587,445)  $   (520,553)  $   (732,594)  $    (88,728)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV3          WEQV4          WEQV6          WGRO1         WGRO3
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      7,262   $      7,566   $     10,163   $         60   $        383
Variable account expenses                                         7,456          7,788          8,408          1,006          4,442
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (194)          (222)         1,755           (946)        (4,059)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          75,029        153,245         73,834          8,061        101,350
    Cost of investments sold                                     91,406        189,752         85,198          9,393        141,339
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,377)       (36,507)       (11,364)        (1,332)       (39,989)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (129,974)      (131,710)      (188,361)       (16,090)       (55,873)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (146,351)      (168,217)      (199,725)       (17,422)       (95,862)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (146,545)  $   (168,439)  $   (197,970)  $    (18,368)  $    (99,921)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGRO4          WGRO6          WIEQ1          WIEQ3         WIEQ4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        368   $        656   $        101   $        553   $        418
Variable account expenses                                         4,645          6,600            908          4,217          3,154
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,277)        (5,944)          (807)        (3,664)        (2,736)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         187,210        135,395          8,681         77,054         64,407
    Cost of investments sold                                    280,263        208,471         10,935         92,966         78,747
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (93,053)       (73,076)        (2,254)       (15,912)       (14,340)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,126)       (95,721)       (11,859)       (62,683)       (44,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (99,179)      (168,797)       (14,113)       (78,595)       (58,399)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (103,456)  $   (174,741)  $    (14,920)  $    (82,259)  $    (61,135)
===================================================================================================================================

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WIEQ6          WLCG1          WLCG3          WLCG4         WLCG6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        745   $         --   $         --   $         --   $         --
Variable account expenses                                         4,634         29,286         99,701        110,675         94,794
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,889)       (29,286)       (99,701)      (110,675)       (94,794)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          78,209        194,402      1,490,010      1,773,730      1,262,641
    Cost of investments sold                                     91,070        272,588      2,183,853      2,669,896      1,856,950
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,861)       (78,186)      (693,843)      (896,166)      (594,309)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (83,228)      (495,633)    (1,682,757)    (1,844,393)    (2,056,863)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (96,089)      (573,819)    (2,376,600)    (2,740,559)    (2,651,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (99,978)  $   (603,105)  $ (2,476,301)  $ (2,851,234)  $ (2,745,966)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMMK1          WMMK3          WMMK4          WMMK6         WSCG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     15,918   $    103,407   $     95,541   $     56,012   $         --
Variable account expenses                                        20,377        117,014        104,480         52,786          4,949
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,459)       (13,607)        (8,939)         3,226         (4,949)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         493,622      5,705,189      6,597,660      4,195,001         75,583
    Cost of investments sold                                    493,412      5,708,422      6,593,630      4,193,026        139,684
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    210         (3,233)         4,030          1,975        (64,101)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,294)        (1,686)        (8,861)        (4,687)       (83,962)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (1,084)        (4,919)        (4,831)        (2,712)      (148,063)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (5,543)  $    (18,526)  $    (13,770)  $        514   $   (153,012)
===================================================================================================================================

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     WSCG3          WSCG4         WSCG6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                         $         --   $         --   $         --
Variable account expenses                                                                      15,841         17,449         17,335
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                               (15,841)       (17,449)       (17,335)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                                       356,666        302,065        461,424
    Cost of investments sold                                                                  763,054        585,965      1,033,156
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                             (406,388)      (283,900)      (571,732)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                (168,629)      (345,353)      (220,460)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                               (575,017)      (629,253)      (792,192)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                              $   (590,858)  $   (646,702)  $   (809,527)
===================================================================================================================================

(1) For the period May 21, 2001 (commencement of operations) to Dec. 31, 2001.
(2) For the period March 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   PBCA1          WBCA1          WBCA3          WBCA4         WCAR1
OPERATIONS
Investment income (loss) -- net                            $     (3,481)  $     (1,484)  $     (5,326)  $     (3,830)  $         (3)
Net realized gain (loss) on sales of investments                (47,775)       (10,111)      (197,242)      (102,764)          (175)
Distributions from capital gains                                     --             --             --             --             15
Net change in unrealized appreciation or
  depreciation of investments                                  (156,290)       (32,519)       (36,883)       (69,401)           112
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (207,546)       (44,114)      (239,451)      (175,995)           (51)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,729            732        100,233         36,634             --
Net transfers(1)                                                 13,493        (20,529)      (144,929)       (66,153)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (55,315)       (11,418)       (67,966)       (50,531)          (161)
    Death benefits                                                   --             --        (11,071)        (5,125)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   43,907        (31,215)      (123,733)       (85,175)          (161)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 746,437        210,975        823,124        704,172            212
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    582,798   $    135,646   $    459,940   $    443,002   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          942,961        281,960      1,096,767        936,952            318
Contract purchase payments                                      110,191            979        145,600         61,881             --
Net transfers(1)                                                 (4,827)       (24,809)      (307,550)      (142,235)            --
Contract terminations:
    Surrender benefits and contract charges                     (84,622)       (19,691)      (111,572)       (75,734)          (318)
    Death benefits                                                   --             --        (18,794)        (7,547)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                963,703        238,439        804,451        773,317             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAR3          WCAR4          WCAR6         PDEI1          WDEI1
OPERATIONS
Investment income (loss) -- net                            $     (1,914)  $     (1,087)  $       (769)  $      1,336   $       (418)
Net realized gain (loss) on sales of investments               (166,202)       (15,175)       (18,982)        (6,943)       (10,280)
Distributions from capital gains                                 26,846         10,672         10,536          1,528            643
Net change in unrealized appreciation or
  depreciation of investments                                    89,854        (28,129)       (19,949)       (85,884)       (57,126)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,416)       (33,719)       (29,164)       (89,963)       (67,181)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          309          2,579             --         31,651         34,547
Net transfers(1)                                               (249,332)         5,284        (43,538)       155,114        162,665
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (531)       (19,815)          (244)        (9,183)        (5,765)
    Death benefits                                               (5,845)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (255,399)       (11,952)       (43,782)       177,582        191,447
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 377,446        145,548        145,708        344,421        156,064
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     70,631   $     99,877   $     72,762   $    432,040   $    280,330
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          564,888        217,630        216,946        341,828        144,235
Contract purchase payments                                          474          4,565             --         37,490         40,514
Net transfers(1)                                               (417,371)         8,380        (75,843)       167,616        147,085
Contract terminations:
    Surrender benefits and contract charges                        (975)       (36,242)          (454)       (10,754)        (6,370)
    Death benefits                                               (9,400)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                137,616        194,333        140,649        536,180        325,464
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDEI3          WDEI4          PEXI1          WEXI1          WEXI3
OPERATIONS
Investment income (loss) -- net                            $        253   $        678   $     52,811   $      4,243   $     39,162
Net realized gain (loss) on sales of investments                (20,048)        (5,349)       (30,980)        (1,275)       (29,432)
Distributions from capital gains                                    907          1,933             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (58,904)      (123,334)       (91,541)        (9,152)       (58,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (77,792)      (126,072)       (69,710)        (6,184)       (49,210)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,897         21,223        101,425            376        156,736
Net transfers(1)                                                131,920        139,636        101,956         (8,164)        27,929
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,632)        (2,573)       (11,254)        (1,130)       (14,199)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  154,185        158,286        192,127         (8,918)       170,466
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 242,284        495,002        784,969         81,325        568,763
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    318,677   $    527,216   $    907,386   $     66,223   $    690,019
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          223,084        455,345        820,896         90,219        633,190
Contract purchase payments                                       32,735         19,639        109,187            418        185,101
Net transfers(1)                                                123,224        135,501        109,316         (9,342)        33,782
Contract terminations:
    Surrender benefits and contract charges                     (11,148)        (2,749)       (12,080)        (1,296)       (17,539)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                367,895        607,736      1,027,319         79,999        834,534
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEXI4          WFDI1          WFDI3          WFDI4          WFDI6
OPERATIONS
Investment income (loss) -- net                            $     24,748   $      8,400   $     31,680   $     30,653   $     31,416
Net realized gain (loss) on sales of investments                (22,559)         1,125          7,069          4,920          1,145
Distributions from capital gains                                     --          4,694         13,583         14,100         13,820
Net change in unrealized appreciation or
  depreciation of investments                                   (35,968)        14,312         47,632         42,581         37,125
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (33,779)        28,531         99,964         92,254         83,506
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,597         39,724        367,591         70,238        214,358
Net transfers(1)                                                (54,185)       540,329        676,752      1,229,575      1,885,836
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,991)       (74,645)      (172,094)       (76,492)       (38,622)
    Death benefits                                                   --             --        (17,297)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (63,579)       505,408        854,952      1,223,321      2,061,572
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 422,046        453,776      1,769,784      1,626,602        960,516
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    324,688   $    987,715   $  2,724,700   $  2,942,177   $  3,105,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          465,739        412,908      1,608,525      1,473,252        858,766
Contract purchase payments                                        1,892         35,946        328,619         62,452        187,672
Net transfers(1)                                                (66,247)       481,092        606,221      1,086,978      1,643,895
Contract terminations:
    Surrender benefits and contract charges                     (12,684)       (66,081)      (152,869)       (67,765)       (33,558)
    Death benefits                                                   --             --        (15,160)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                388,700        863,865      2,375,336      2,554,917      2,656,775
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     PNDM1          WNDM1          WNDM3          WNDM4        WSVA1(2)
OPERATIONS
Investment income (loss) -- net                            $    (21,623)  $     (3,298)  $    (18,573)  $    (11,582)  $        (15)
Net realized gain (loss) on sales of investments               (346,667)       (23,663)      (253,628)      (148,871)            (1)
Distributions from capital gains                                  2,779            276          2,030          1,299             17
Net change in unrealized appreciation or
  depreciation of investments                                  (455,998)       (50,688)      (249,456)      (169,140)            24
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (821,509)       (77,373)      (519,627)      (328,294)            25
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      637,544         92,926         32,889        224,122         13,693
Net transfers(1)                                                 12,004         17,567       (122,116)       (94,572)         1,938
Annuity payments                                                 (5,743)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (131,661)        (2,724)      (116,134)       (38,988)          (170)
    Death benefits                                                   --             --        (17,318)        (3,147)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  512,144        107,769       (222,679)        87,415         15,461
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,005,185        255,409      2,210,372      1,283,998             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,695,820   $    285,805   $  1,468,066   $  1,043,119   $     15,486
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,478,255        362,662      3,127,972      1,815,474             --
Contract purchase payments                                      827,292        149,452         57,084        319,843         17,405
Net transfers(1)                                                (57,721)        20,775       (269,311)      (158,220)         2,450
Contract terminations:
    Surrender benefits and contract charges                    (185,235)        (4,345)      (190,468)       (56,242)          (216)
    Death benefits                                                   --             --        (25,163)        (4,951)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,062,591        528,544      2,700,114      1,915,904         19,639
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WSVA3(2)        WSVA4(2)      WSVA6(2)         PSCA1         WSCA1
OPERATIONS
Investment income (loss) -- net                            $        (89)  $       (163)  $       (108)  $     (4,036)  $       (978)
Net realized gain (loss) on sales of investments                 (1,278)          (597)        (1,885)       (15,198)          (449)
Distributions from capital gains                                     64            104             84             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (650)        (2,996)        (1,673)       (58,826)       (10,155)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,953)        (3,652)        (3,582)       (78,060)       (11,582)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,699            173         10,597         48,107             21
Net transfers(1)                                                 16,786         35,339         14,944         86,922          1,843
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (147)        (4,015)          (172)       (32,181)        (2,804)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   19,338         31,497         25,369        102,848           (940)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        291,927         65,068
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,385   $     27,845   $     21,787   $    316,715   $     52,546
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        276,360         79,135
Contract purchase payments                                        3,233            173         13,967         46,224             26
Net transfers(1)                                                 19,010         39,520         13,798         77,688          2,849
Contract terminations:
    Surrender benefits and contract charges                        (216)        (4,437)          (218)       (34,142)        (3,641)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,027         35,256         27,547        366,130         78,369
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSCA3          WSCA4          PCAP1          WCAP1         WCAP3
OPERATIONS
Investment income (loss) -- net                            $     (3,345)  $     (6,708)  $    (30,426)  $     (4,482)  $    (36,308)
Net realized gain (loss) on sales of investments                    386        (20,396)      (359,702)       (36,302)      (895,569)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,542)       (78,588)      (393,285)       (43,500)       187,807
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,501)      (105,692)      (783,413)       (84,284)      (744,070)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,311         31,540        171,472         32,312        297,661
Net transfers(1)                                                (49,839)        40,781        (31,167)       (20,054)      (465,487)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,985)       (19,386)      (180,587)        (8,972)      (652,665)
    Death benefits                                                   --             --        (12,686)            --        (44,820)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (17,513)        52,935        (52,968)         3,286       (865,311)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 303,223        455,997      2,815,889        292,497      3,272,870
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    236,209   $    403,240   $  1,979,508   $    211,499   $  1,663,489
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          367,444        551,924      3,345,255        517,181      5,771,962
Contract purchase payments                                       42,692         45,889        224,360         56,893        663,354
Net transfers(1)                                                (57,089)        26,986       (135,287)       (53,266)      (982,096)
Contract terminations:
    Surrender benefits and contract charges                      (2,718)       (27,742)      (271,050)       (18,016)    (1,434,218)
    Death benefits                                                   --             --        (15,515)            --        (85,447)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                350,329        597,057      3,147,763        502,792      3,933,555
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WCAP4          PVAL1          WVAL1          WVAL3         WVAL4
OPERATIONS
Investment income (loss) -- net                            $    (30,151)  $    (65,197)  $    (12,792)  $    (60,180)  $   ((61,703)
Net realized gain (loss) on sales of investments               (384,096)      (856,553)      (181,499)      (862,310)      (774,318)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (233,734)    (1,918,935)      (169,213)    (1,127,061)    (1,384,143)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (647,981)    (2,840,685)      (363,504)    (2,049,551)    (2,220,164)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       34,676        655,568         59,323        182,743        122,458
Net transfers(1)                                               (175,334)      (197,476)      (258,241)      (796,136)      (201,749)
Annuity payments                                                     --         (5,815)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (115,285)      (386,129)       (46,382)      (391,554)      (525,846)
    Death benefits                                                1,809        (66,589)            --        (83,871)        (4,109)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (254,134)          (441)      (245,300)    (1,088,818)      (609,246)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,548,532      8,421,667      1,269,962      6,787,948      6,960,894
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,646,417   $  5,580,541   $    661,158   $  3,649,579   $  4,131,484
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,484,681     10,352,049      1,830,074      9,748,746      9,986,904
Contract purchase payments                                       58,482        903,913         87,028        292,679        210,241
Net transfers(1)                                               (421,044)      (564,996)      (437,944)    (1,553,927)      (596,440)
Contract terminations:
    Surrender benefits and contract charges                    (234,044)      (618,576)       (88,597)      (710,173)      (954,515)
    Death benefits                                                 (285)      (102,638)            --       (144,894)       (18,336)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,887,790      9,969,752      1,390,561      7,632,431      8,627,854
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WSRG1          WSRG3          WSRG4          WSRG6         WDYC1
OPERATIONS
Investment income (loss) -- net                            $     (2,008)  $     (4,979)  $     (8,876)  $     (5,717)  $         --
Net realized gain (loss) on sales of investments               (117,161)      (114,636)      (116,837)      (158,680)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    82,851        (30,152)      (140,872)       (43,076)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (36,318)      (149,767)      (266,585)      (207,473)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --          4,673         15,181          1,257             --
Net transfers(1)                                               (190,890)      (124,648)       (68,096)      (211,516)            --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,222)       (33,449)       (67,834)       (24,136)            --
    Death benefits                                                   --        (11,211)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (192,112)      (164,635)      (120,749)      (234,395)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 262,537        543,232        931,607        787,904             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     34,107   $    228,830   $    544,273   $    346,036   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          383,987        791,525      1,356,354      1,142,689             --
Contract purchase payments                                           --          9,109         27,382          2,010             --
Net transfers(1)                                               (310,553)      (243,860)      (125,284)      (384,917)            --
Contract terminations:
    Surrender benefits and contract charges                      (2,019)       (63,020)      (127,067)       (44,572)            --
    Death benefits                                                   --        (17,356)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 71,415        476,398      1,131,385        715,210             --
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WDYC3          WDYC4          WDYC6          WHIP1         WHIP3
OPERATIONS
Investment income (loss) -- net                            $       (928)  $     (1,948)  $     (2,518)  $      3,995   $      4,049
Net realized gain (loss) on sales of investments                     (3)        (2,481)           (23)          (128)          (972)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,390)       (15,357)       (18,902)        (3,082)           (56)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (7,321)       (19,786)       (21,443)           785          3,021
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,529         16,787            477             --          7,955
Net transfers(1)                                                 20,481        149,103         89,647         14,946         80,011
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,366)          (246)           (27)          (226)        (3,066)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   22,644        165,644         90,097         14,720         84,900
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  58,424         62,704        197,243         38,718         38,528
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     73,747   $    208,562   $    265,897   $     54,223   $    126,449
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           61,379         65,846        206,869         42,577         42,308
Contract purchase payments                                        4,708         18,095            496             --          8,877
Net transfers(1)                                                 21,481        156,627         98,114         16,406         88,654
Contract terminations:
    Surrender benefits and contract charges                      (2,494)          (280)           (32)          (267)        (3,365)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 85,074        240,288        305,447         58,716        136,474
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WHIP4          WHIP6          WMDC1          WMDC3         WMDC4
OPERATIONS
Investment income (loss) -- net                            $      4,579   $     15,424   $     (1,829)  $     (3,809)  $     (4,846)
Net realized gain (loss) on sales of investments                 (2,187)        (3,644)          (172)        (1,238)        (7,221)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (488)        (7,205)       (13,508)       (42,874)       (66,766)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,904          4,575        (15,509)       (47,921)       (78,833)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       10,821         30,763         78,341        195,524        129,892
Net transfers(1)                                                 50,676         99,775        196,650        229,923        259,246
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (19,926)        (2,510)          (992)       (13,468)       (19,846)
    Death benefits                                                   --             --             --         (3,394)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   41,571        128,028        273,999        408,585        369,292
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  52,812        162,506         13,647        165,341        390,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     96,287   $    295,109   $    272,137   $    526,005   $    680,739
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           57,973        178,140         12,870        155,709        367,294
Contract purchase payments                                       11,991         33,895         78,991        191,220        128,050
Net transfers(1)                                                 56,501        107,801        199,344        228,822        246,074
Contract terminations:
    Surrender benefits and contract charges                     (22,648)        (2,762)        (1,069)       (13,573)       (18,765)
    Death benefits                                                   --             --             --         (3,281)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                103,817        317,074        290,136        558,897        722,653
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMDC6          WISE1          WISE3          WISE4         WISE6
OPERATIONS
Investment income (loss) -- net                            $     (8,323)  $     57,161   $    111,297   $    204,628   $    142,504
Net realized gain (loss) on sales of investments                (12,347)       (25,603)       (62,928)       (61,230)       (24,778)
Distributions from capital gains                                     --         14,253         27,497         50,458         34,441
Net change in unrealized appreciation or
  depreciation of investments                                  (146,333)       (75,611)      (120,366)      (256,744)      (196,357)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (167,003)       (29,800)       (44,500)       (62,888)       (44,190)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      252,931         62,817        100,257        297,425        105,566
Net transfers(1)                                                734,591        334,744        243,416        502,176        785,622
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (9,607)       (28,300)       (44,218)      (140,609)       (67,500)
    Death benefits                                                 (355)            --        (26,097)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  977,560        369,261        273,358        658,992        823,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 555,738        405,513      1,092,152      1,977,381      1,177,770
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,366,295   $    744,974   $  1,321,010   $  2,573,485   $  1,957,268
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          522,139        413,265      1,110,564      2,006,000      1,020,460
Contract purchase payments                                      249,600         63,871        100,536        301,608         89,105
Net transfers(1)                                                683,999        329,143        231,893        500,645        678,809
Contract terminations:
    Surrender benefits and contract charges                      (9,852)       (29,339)       (45,131)      (143,061)       (60,667)
    Death benefits                                                 (409)            --        (27,876)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,445,477        776,940      1,369,986      2,665,192      1,727,707
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WRES1          WRES3          WRES4          WRES6         PSMC1
OPERATIONS
Investment income (loss) -- net                            $      4,894   $      5,749   $      9,032   $     16,072   $    (31,124)
Net realized gain (loss) on sales of investments                     51         (7,284)         3,069          2,844       (107,238)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (20,649)       (50,339)       (22,362)       (37,855)    (1,009,866)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (15,704)       (51,874)       (10,261)       (18,939)    (1,148,228)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,249        188,693         58,501        271,565        709,490
Net transfers(1)                                                268,757        810,870        352,745        527,787        939,236
Annuity payments                                                     --             --             --             --         (1,452)
Contract terminations:
    Surrender benefits and contract charges                      (5,415)       (68,414)       (17,684)       (18,789)       (85,480)
    Death benefits                                                   --         (1,465)            --             --        (36,964)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  278,591        929,684        393,562        780,563      1,524,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 156,699        291,241        468,633        694,955      2,884,175
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    419,586   $  1,169,051   $    851,934   $  1,456,579   $  3,260,777
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          125,234        231,909        372,972        488,420      2,844,121
Contract purchase payments                                       11,861        144,569         44,942        188,260        808,706
Net transfers(1)                                                201,303        602,432        269,537        351,829      1,079,907
Contract terminations:
    Surrender benefits and contract charges                      (4,231)       (52,037)       (13,730)       (13,067)      (117,740)
    Death benefits                                                   --         (1,164)            --             --        (40,808)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                334,167        925,709        673,721      1,015,442      4,574,186
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WSMC1          WSMC3          WSMC4         PVAS1         WVAS1(3)
OPERATIONS
Investment income (loss) -- net                            $     (5,404)  $    (13,384)  $    (19,835)  $       (185)  $        (29)
Net realized gain (loss) on sales of investments                (19,618)      (102,517)      (164,470)          (452)             1
Distributions from capital gains                                     --             --             --            366              1
Net change in unrealized appreciation or
  depreciation of investments                                  (114,647)      (294,118)      (463,273)        (2,315)           267
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (139,669)      (410,019)      (647,578)        (2,586)           240
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      168,434         77,433        123,567         31,418          1,483
Net transfers(1)                                                 34,189         (9,929)       270,529         29,334          7,737
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (17,618)       (39,366)       (94,297)          (467)           (18)
    Death benefits                                                   --        (20,952)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  185,005          7,186        299,799         60,285          9,202
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 310,383      1,311,681      1,818,769          2,916             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    355,719   $    908,848   $  1,470,990   $     60,615   $      9,442
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          616,623      2,596,508      3,329,865          2,015             --
Contract purchase payments                                      363,987        174,097        235,703         23,767          1,825
Net transfers(1)                                                 75,960        (63,324)       479,373         21,317          8,976
Contract terminations:
    Surrender benefits and contract charges                     (48,427)       (98,125)      (212,597)          (313)           (21)
    Death benefits                                                   --        (47,902)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,008,143      2,561,254      3,832,344         46,786         10,780
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WVAS3(3)       WVAS4(2)         WMSS1          WMSS3         WMSS4
OPERATIONS
Investment income (loss) -- net                            $       (191)  $       (371)  $       (974)  $     (4,192)  $     (5,894)
Net realized gain (loss) on sales of investments                   (638)          (503)          (360)       (24,179)       (18,675)
Distributions from capital gains                                     46            609          5,225         20,338         22,990
Net change in unrealized appreciation or
  depreciation of investments                                     1,342         (5,542)       (41,036)      (132,031)      (152,498)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         559         (5,807)       (37,145)      (140,064)      (154,077)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,156         22,700         22,636        316,012        197,266
Net transfers(1)                                                 35,781         62,776        319,447        582,270        383,581
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (36)        (3,831)        (4,716)       (50,699)       (43,314)
    Death benefits                                                   --             --             --         (4,030)        (6,081)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   52,901         81,645        337,367        843,553        531,452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         27,810        380,068        811,937
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     53,460   $     75,838   $    328,032   $  1,083,557   $  1,189,312
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         23,784        324,208        691,209
Contract purchase payments                                       19,465         27,144         22,367        281,064        177,064
Net transfers(1)                                                 41,508         72,835        281,875        508,909        342,848
Contract terminations:
    Surrender benefits and contract charges                         (42)        (4,303)        (4,450)       (47,411)       (40,191)
    Death benefits                                                   --             --             --         (3,931)        (5,990)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 60,931         95,676        323,576      1,062,839      1,164,940
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMSS6          WUSE1          WUSE3          WUSE4         WUSE6
OPERATIONS
Investment income (loss) -- net                            $     (4,112)  $     (2,915)  $     (7,113)  $     (9,605)  $    (12,186)
Net realized gain (loss) on sales of investments                (20,384)       (17,347)      (189,191)       (52,804)      (198,174)
Distributions from capital gains                                 29,006             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (190,395)       (57,431)       (34,964)      (231,168)      (268,561)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (185,885)       (77,693)      (231,268)      (293,577)      (478,921)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      257,676         24,382         38,767         57,788        279,773
Net transfers(1)                                                634,136         67,482        210,420        273,875       (176,647)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,112)        (2,502)       (50,329)       (43,265)       (15,272)
    Death benefits                                                   --             --        (12,875)            --        (16,995)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  873,700         89,362        185,983        288,398         70,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 804,345        226,069        807,268      1,164,420      1,662,414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,492,160   $    237,738   $    761,983   $  1,159,241   $  1,254,352
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          646,341        285,684      1,016,772      1,464,691      2,083,450
Contract purchase payments                                      219,006         30,685         56,270         84,843        369,401
Net transfers(1)                                                527,902         78,760        268,888        409,563       (369,280)
Contract terminations:
    Surrender benefits and contract charges                     (16,010)        (3,917)       (74,221)       (64,830)       (17,986)
    Death benefits                                                   --             --        (20,854)            --        (27,518)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,377,239        391,212      1,246,855      1,894,267      2,038,067
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WMCV1          WMCV3          WMCV4          WMCV6         PGIS1
OPERATIONS
Investment income (loss) -- net                            $     (4,188)  $     (5,107)  $     (8,313)  $     (3,328)  $     (8,147)
Net realized gain (loss) on sales of investments                 (1,087)           865         (6,412)         4,959        (73,024)
Distributions from capital gains                                  1,771          3,659          5,823          6,807             --
Net change in unrealized appreciation or
  depreciation of investments                                   (46,154)       (97,312)      (158,087)      (181,484)      (233,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,658)       (97,895)      (166,989)      (173,046)      (314,419)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       92,644        196,186        113,517        155,649        169,839
Net transfers(1)                                                 26,235        148,374        508,442        519,550         80,886
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,274)       (32,025)      (130,415)       (58,716)       (58,382)
    Death benefits                                                   --        (21,406)            --         (1,388)        (3,080)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  112,605        291,129        491,544        615,095        189,263
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 499,382        976,924      1,532,938      1,710,264      1,184,099
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    562,329   $  1,170,158   $  1,857,493   $  2,152,313   $  1,058,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          321,115        626,057        982,105      1,090,863      1,377,117
Contract purchase payments                                       58,373        123,842         73,678         94,188        211,550
Net transfers(1)                                                 10,442         82,359        291,575        311,708         73,774
Contract terminations:
    Surrender benefits and contract charges                      (4,021)       (20,446)       (81,592)       (37,564)       (81,022)
    Death benefits                                                   --        (13,299)            --           (814)        (3,726)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                385,909        798,513      1,265,766      1,458,381      1,577,693
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGIS1          WGIS3          WGIS4          PUTS1         WUTS1
OPERATIONS
Investment income (loss) -- net                            $     (1,434)  $    (10,462)  $     (9,596)  $     19,952   $      3,690
Net realized gain (loss) on sales of investments                (12,051)       (49,119)       (81,337)      (356,291)       (27,955)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (25,288)      (231,211)      (193,941)       (74,067)       (93,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (38,773)      (290,792)      (284,874)      (410,406)      (118,029)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         50,396        221,193        137,148         48,790
Net transfers(1)                                                 25,340         17,319        (67,322)      (296,048)       (26,468)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (5,283)       (28,980)       (81,810)      (110,265)        (8,606)
    Death benefits                                                   --         (3,310)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,057         35,425         72,061       (269,165)        13,716
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 127,028      1,241,778      1,198,507      1,801,016        449,301
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    108,312   $    986,411   $    985,694   $  1,121,445   $    344,988
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          150,859      1,472,896      1,420,310      1,998,687        713,097
Contract purchase payments                                           --         71,352        271,454        196,035         85,877
Net transfers(1)                                                 22,601          3,897        (76,343)      (404,916)       (59,489)
Contract terminations:
    Surrender benefits and contract charges                      (7,501)       (40,311)      (115,811)      (158,730)       (18,491)
    Death benefits                                                   --         (4,977)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                165,959      1,502,857      1,499,610      1,631,076        720,994
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     WUTS3          WUTS4          WOGS1(2)       WOGS3(2)     WOGS4(2)
OPERATIONS
Investment income (loss) -- net                            $     16,862   $     31,212   $         (2)  $       (392)  $         (9)
Net realized gain (loss) on sales of investments               (287,043)      (582,055)           (49)           (41)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (156,352)      (178,216)            --         (7,147)          (129)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (426,533)      (729,059)           (51)        (7,580)          (142)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,077         42,655            216         10,964            173
Net transfers(1)                                               (250,664)      (381,916)            --         57,230          5,037
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (84,062)      (226,612)          (165)          (166)          (133)
    Death benefits                                              (29,121)        (2,229)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (242,770)      (568,102)            51         68,028          5,077
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,786,053      2,986,689             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,116,750   $  1,689,528   $         --   $     60,448   $      4,935
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,824,313      4,299,683             --             --             --
Contract purchase payments                                      222,245         67,478            216         14,443            173
Net transfers(1)                                               (505,646)      (769,404)            --         64,102          6,392
Contract terminations:
    Surrender benefits and contract charges                    (168,171)      (398,544)          (216)          (216)          (173)
    Death benefits                                             (51,509)        (3,912)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,321,232      3,195,301             --         78,329          6,392
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WOGS6(2)       WSTB1(2)       WSTB3(2)       WSTB4(2)       WSTB6(2)
OPERATIONS
Investment income (loss) -- net                            $       (473)  $        (17)  $       (477)  $       (462)  $     (1,215)
Net realized gain (loss) on sales of investments                   (340)             7             32             29            (36)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,091)           163          3,811          4,144          9,431
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,904)           153          3,366          3,711          8,180
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,371            216          1,981         17,264        123,071
Net transfers(1)                                                158,939          5,481         71,568         65,109         89,746
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,588)          (222)        (1,334)          (975)        (2,200)
    Death benefits                                                 (173)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  160,549          5,475         72,215         81,398        210,617
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    146,645   $      5,628   $     75,581   $     85,109   $    218,797
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                        5,605            216          1,988         17,691        124,232
Net transfers(1)                                                187,541          5,473         72,749         65,912         90,111
Contract terminations:
    Surrender benefits and contract charges                      (3,207)          (216)        (1,335)          (972)        (2,206)
    Death benefits                                                 (237)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                189,702          5,473         73,402         82,631        212,137
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                   WHSC1(2)       WHSC3(2)       WHSC4(2)       WHSC6(2)        PIGR1
OPERATIONS
Investment income (loss) -- net                            $       (363)  $        (50)  $       (206)  $       (331)  $    (16,600)
Net realized gain (loss) on sales of investments                     (5)           (10)          (462)          (995)      (268,143)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (953)          (395)        (2,871)        (6,207)      (548,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,321)          (455)        (3,539)        (7,533)      (832,845)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,544            216         10,803            216        493,290
Net transfers(1)                                                 37,629         10,099         21,313         53,494       (151,461)
Annuity payments                                                     --             --             --             --         (1,800)
Contract terminations:
    Surrender benefits and contract charges                        (178)          (178)        (3,798)        (2,253)      (102,187)
    Death benefits                                                   --             --             --             --        (12,196)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,995         10,137         28,318         51,457        225,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --      4,269,371
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     60,674   $      9,682   $     24,779   $     43,924   $  3,662,172
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --      4,730,889
Contract purchase payments                                       29,104            214         12,038            213        612,600
Net transfers(1)                                                 43,740         11,575         21,954         54,837       (200,488)
Contract terminations:
    Surrender benefits and contract charges                        (213)          (214)        (4,370)        (2,639)      (132,342)
    Death benefits                                                   --             --             --             --        (16,573)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 72,631         11,575         29,622         52,411      4,994,086
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WIGR1          WIGR3           WIGR4          PVIS1         WVIS1
OPERATIONS
Investment income (loss) -- net                            $     (5,771)  $    (13,170)  $    (18,058)  $    (30,352)  $     (9,837)
Net realized gain (loss) on sales of investments                (44,322)    (1,107,443)      (280,988)      (545,931)      (163,967)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (95,775)       780,501       (364,995)      (394,271)       (46,456)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (145,868)      (340,112)      (664,041)      (970,554)      (220,260)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      156,059        112,628         73,080         53,750         49,058
Net transfers(1)                                                (71,914)      (346,906)      (161,345)      (426,572)      (214,602)
Annuity payments                                                     --             --             --         (1,109)            --
Contract terminations:
    Surrender benefits and contract charges                     (26,947)      (111,868)      (189,005)       (78,978)       (11,435)
    Death benefits                                                   --        (49,021)        (8,466)        (5,040)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   57,198       (395,167)      (285,736)      (457,949)      (176,979)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 727,520      2,370,620      3,578,970      3,271,791        805,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    638,850   $  1,635,341   $  2,629,193   $  1,843,288   $    407,915
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,244,429      4,039,987      6,093,986      4,035,168      1,675,935
Contract purchase payments                                      280,436        221,302        129,691         69,135        106,156
Net transfers(1)                                               (121,190)      (519,154)      (337,759)      (649,826)      (505,712)
Contract terminations:
    Surrender benefits and contract charges                     (53,676)      (214,292)      (352,624)      (128,151)       (30,739)
    Death benefits                                                   --        (91,293)       (16,038)        (9,115)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,349,999      3,436,550      5,517,256      3,317,211      1,245,640
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WVIS3          WVIS4          WAAL1          WAAL3          WAAL4
OPERATIONS
Investment income (loss) -- net                            $    (25,975)  $    (33,462)  $      6,587   $     37,140   $     47,337
Net realized gain (loss) on sales of investments               (429,366)      (486,117)       (81,922)      (257,925)      (568,621)
Distributions from capital gains                                     --             --         18,022         68,045         85,070
Net change in unrealized appreciation or
  depreciation of investments                                  (254,919)      (416,123)      (243,703)      (885,190)      (924,674)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (710,260)      (935,702)      (301,016)    (1,037,930)    (1,360,888)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       82,990         96,346        402,268        603,371        403,343
Net transfers(1)                                               (115,708)      (212,598)        66,706        100,966       (832,654)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (155,766)      (130,496)       (47,875)      (197,994)      (660,701)
    Death benefits                                              (23,211)        (4,868)            --        (39,037)        (9,792)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (211,695)      (251,616)       421,099        467,306     (1,099,804)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,228,274      2,952,490      1,598,312      6,397,848      9,270,660
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,306,319   $  1,765,172   $  1,718,395   $  5,827,224   $  6,809,968
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,623,626      6,122,171      1,777,201      7,089,097     10,262,679
Contract purchase payments                                      213,200        224,491        445,808        707,010        462,802
Net transfers(1)                                               (413,468)      (655,097)        65,735         16,673     (1,133,184)
Contract terminations:
    Surrender benefits and contract charges                    (396,365)      (323,622)       (58,441)      (243,372)      (803,921)
    Death benefits                                              (60,653)       (16,125)            --        (48,886)       (12,109)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,966,340      5,351,818      2,230,303      7,520,522      8,776,267
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WAAL6          WCBD1          WCBD3          WCBD4          WCBD6
OPERATIONS
Investment income (loss) -- net                            $     51,357   $     27,785   $     76,957   $     81,030   $    114,391
Net realized gain (loss) on sales of investments               (108,465)          (405)        (1,256)         2,069            (79)
Distributions from capital gains                                 61,030          1,096          2,961          3,114          4,230
Net change in unrealized appreciation or
  depreciation of investments                                  (933,767)        10,197         27,077         29,620         39,279
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (929,845)        38,673        105,739        115,833        157,821
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      179,921         10,603        252,572        123,882        646,716
Net transfers(1)                                              1,045,488         68,089        107,539        341,813        269,501
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (123,879)       (44,464)      (108,971)      (140,812)       (43,179)
    Death benefits                                                   --             --        (12,883)        (4,785)       (31,179)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,101,530         34,228        238,257        320,098        841,859
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,014,842        612,671      1,534,899      1,557,061      1,761,011
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,186,527   $    685,572   $  1,878,895   $  1,992,992   $  2,760,691
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,592,928        547,620      1,372,544      1,386,348      1,544,515
Contract purchase payments                                      211,645          9,303        222,983        109,154        562,433
Net transfers(1)                                              1,223,304         60,627         93,930        300,912        232,932
Contract terminations:
    Surrender benefits and contract charges                    (149,334)       (38,754)       (95,697)      (121,646)       (37,431)
    Death benefits                                                   --             --        (11,188)        (4,221)       (27,450)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,878,543        578,796      1,582,572      1,670,547      2,274,999
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQI1          WEQI3          WEQI4          WEQI6          WEQV1
OPERATIONS
Investment income (loss) -- net                            $        733   $      5,517   $      2,954   $     12,889   $     (1,014)
Net realized gain (loss) on sales of investments                (16,649)       (33,587)      (124,575)       (62,505)       (14,626)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (144,362)      (559,375)      (398,932)      (682,978)       (73,088)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (160,278)      (587,445)      (520,553)      (732,594)       (88,728)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      211,550        403,909        372,841        103,697         22,154
Net transfers(1)                                                248,345        906,216         69,390        858,511         30,471
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (20,999)       (76,266)      (206,851)       (65,223)       (19,644)
    Death benefits                                                   --        (40,590)       (14,034)       (10,482)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  438,896      1,193,269        221,346        886,503         32,981
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 545,528      2,068,804      2,180,602      2,972,843        306,813
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    824,146   $  2,674,628   $  1,881,395   $  3,126,752   $    251,066
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          522,019      1,972,144      2,076,312      2,814,268        306,787
Contract purchase payments                                      221,979        411,958        378,026        102,899         26,198
Net transfers(1)                                                271,429        944,363         46,435        875,607         25,949
Contract terminations:
    Surrender benefits and contract charges                     (22,158)       (81,612)      (232,969)       (72,275)       (22,553)
    Death benefits                                                   --        (41,939)       (16,529)        (9,708)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                993,269      3,204,914      2,251,275      3,710,791        336,381
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WEQV3          WEQV4          WEQV6          WGRO1         WGRO3
OPERATIONS
Investment income (loss) -- net                            $       (194)  $       (222)  $      1,755   $       (946)  $     (4,059)
Net realized gain (loss) on sales of investments                (16,377)       (36,507)       (11,364)        (1,332)       (39,989)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (129,974)      (131,710)      (188,361)       (16,090)       (55,873)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (146,545)      (168,439)      (197,970)       (18,368)       (99,921)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       63,484         64,309        219,975          2,012        103,381
Net transfers(1)                                                219,302         95,102        159,945         34,198         28,630
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,650)        (5,562)        (4,896)        (7,055)        (6,606)
    Death benefits                                              (10,895)            --             --             --         (9,654)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  233,241        153,849        375,024         29,155        115,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 449,290        532,680        575,005         65,890        254,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    535,986   $    518,090   $    752,059   $     76,677   $    270,274
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          447,582        530,163        569,013         95,408        367,019
Contract purchase payments                                       67,478         67,480        252,490          3,067        171,394
Net transfers(1)                                                258,822         98,354        177,187         64,566         22,448
Contract terminations:
    Surrender benefits and contract charges                     (46,494)        (6,777)        (5,996)       (10,739)       (11,866)
    Death benefits                                              (13,405)            --             --             --        (15,346)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                713,983        689,220        992,694        152,302        533,649
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       WGRO4          WGRO6          WIEQ1          WIEQ3          WIEQ4
OPERATIONS
Investment income (loss) -- net                            $     (4,277)  $     (5,944)  $       (807)  $     (3,664)  $     (2,736)
Net realized gain (loss) on sales of investments                (93,053)       (73,076)        (2,254)       (15,912)       (14,340)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (6,126)       (95,721)       (11,859)       (62,683)       (44,059)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (103,456)      (174,741)       (14,920)       (82,259)       (61,135)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          431         34,477          7,097         85,436         21,126
Net transfers(1)                                                   (997)       (30,724)        39,913         34,122         58,553
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (97,275)        (9,221)          (105)       (12,998)       (31,491)
    Death benefits                                               (3,026)        (8,905)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (100,867)       (14,373)        46,905        106,560         48,188
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 418,438        632,666         45,688        275,846        213,709
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    214,115   $    443,552   $     77,673   $    300,147   $    200,762
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          603,048        908,418         62,297        375,009        290,306
Contract purchase payments                                          636         61,033         12,082        127,407         32,245
Net transfers(1)                                                (16,357)       (70,325)        65,543         54,918         87,817
Contract terminations:
    Surrender benefits and contract charges                    (160,304)       (15,549)          (195)       (20,000)       (51,391)
    Death benefits                                               (4,861)       (13,836)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                422,162        869,741        139,727        537,334        358,977
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WIEQ6          WLCG1          WLCG3          WLCG4          WLCG6
OPERATIONS
Investment income (loss) -- net                            $     (3,889)  $    (29,286)  $    (99,701)  $   (110,675)  $    (94,794)
Net realized gain (loss) on sales of investments                (12,861)       (78,186)      (693,843)      (896,166)      (594,309)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (83,228)      (495,633)    (1,682,757)    (1,844,393)    (2,056,863)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (99,978)      (603,105)    (2,476,301)    (2,851,234)    (2,745,966)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       18,778        215,087        455,800        533,030        485,823
Net transfers(1)                                                 29,212        203,057       (121,285)      (401,877)       268,788
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (41,684)       (83,684)      (293,386)      (515,477)      (271,548)
    Death benefits                                                   --             --        (98,066)       (15,719)       (33,135)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,306        334,460        (56,937)      (400,043)       449,928
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 414,131      1,929,412      7,891,689      9,519,858      8,911,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    320,459   $  1,660,767   $  5,358,451   $  6,268,581   $  6,614,986
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          560,834      2,621,634     10,688,936     12,882,345     12,015,301
Contract purchase payments                                       26,952        362,311        712,926        804,094        767,593
Net transfers(1)                                                 49,608        353,287       (511,269)      (839,128)       276,289
Contract terminations:
    Surrender benefits and contract charges                     (67,262)      (147,134)      (490,920)      (864,903)      (457,412)
    Death benefits                                                   --             --       (164,950)       (26,435)       (56,564)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                570,132      3,190,098     10,234,723     11,955,973     12,545,207
===================================================================================================================================


See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      WMMK1           WMMK3          WMMK4         WMMK6          WSCG1
OPERATIONS
Investment income (loss) -- net                            $     (4,459)  $    (13,607)  $     (8,939)  $      3,226   $     (4,949)
Net realized gain (loss) on sales of investments                    210         (3,233)         4,030          1,975        (64,101)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,294)        (1,686)        (8,861)        (4,687)       (83,962)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (5,543)       (18,526)       (13,770)           514       (153,012)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            4        669,919        913,443        314,604         30,753
Net transfers(1)                                                146,579     (2,969,946)      (697,994)    (1,752,825)        (6,635)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,652)      (816,853)    (2,566,262)      (286,579)        (2,673)
    Death benefits                                                   --        (71,060)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  135,931     (3,187,940)    (2,350,813)    (1,724,800)        21,445
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,165,101      9,291,472      8,337,596      5,287,590        376,383
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,295,489   $  6,085,006   $  5,973,013   $  3,563,304   $    244,816
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,117,204      8,906,824      7,943,482      4,983,619        911,462
Contract purchase payments                                            4        640,852        870,707        296,440         77,342
Net transfers(1)                                                140,765     (2,852,124)      (669,600)    (1,653,917)        (2,824)
Contract terminations:
    Surrender benefits and contract charges                     (10,244)      (783,921)    (2,446,549)      (270,016)        (9,558)
    Death benefits                                                   --        (68,149)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,247,729      5,843,482      5,698,040      3,356,126        976,422
===================================================================================================================================

                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                     WSCG3         WSCG4          WSCG6
OPERATIONS
Investment income (loss) -- net                                                          $    (15,841)  $    (17,449)  $    (17,335)
Net realized gain (loss) on sales of investments                                             (406,388)      (283,900)      (571,732)
Distributions from capital gains                                                                   --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                (168,629)      (345,353)      (220,460)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                  (590,858)      (646,702)      (809,527)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                    107,996         72,717         11,784
Net transfers(1)                                                                             (203,689)       (85,102)      (352,595)
Annuity payments                                                                                   --             --             --
Contract terminations:
    Surrender benefits and contract charges                                                   (61,306)       (33,121)       (62,008)
    Death benefits                                                                             (7,460)           (96)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                               (164,459)       (45,602)      (402,819)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             1,514,650      1,657,193      2,074,366
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                $    759,333   $    964,889   $    862,020
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                      3,654,916      3,995,758      4,983,199
Contract purchase payments                                                                    335,103        257,210         41,875
Net transfers(1)                                                                             (748,084)      (323,335)    (1,406,099)
Contract terminations:
    Surrender benefits and contract charges                                                  (204,104)      (108,124)      (224,482)
    Death benefits                                                                            (26,389)          (253)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                            3,011,442      3,821,256      3,394,493
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

(2) For the period May 21, 2002 (commencement of operations) to Dec. 31, 2002.
(3) For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PBCA1           WBCA1         WBCA3           WBCA4          WCAR1
OPERATIONS
Investment income (loss) -- net                            $     (2,307)  $     (1,562)  $     (5,615)  $     (4,040)  $         (3)
Net realized gain (loss) on sales of investments                 (5,932)        (3,842)       (44,062)       (25,131)            (2)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (49,800)       (22,779)      (109,943)       (75,821)           (46)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (58,039)       (28,183)      (159,620)      (104,992)           (51)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      257,851         55,597        115,455        281,266             --
Net transfers(1)                                                363,503        112,932        190,448        186,096             --
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (6,368)        (3,032)       (43,451)       (29,099)            (2)
    Death benefits                                               (2,728)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  612,258        165,497        262,452        438,263             (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 192,218         73,661        720,292        370,901            265
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    746,437   $    210,975   $    823,124   $    704,172   $        212
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          200,191         80,830        789,468        406,164            319
Contract purchase payments                                      303,250         67,658        142,236        345,557             --
Net transfers(1)                                                450,806        137,148        219,673        222,007             --
Contract terminations:
    Surrender benefits and contract charges                      (7,745)        (3,676)       (54,610)       (36,776)            (1)
    Death benefits                                               (3,541)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                942,961        281,960      1,096,767        936,952            318
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WCAR3          WCAR4          WCAR6          PDEI1          WDEI1
OPERATIONS
Investment income (loss)-- net                             $     (4,816)  $     (1,141)  $     (1,135)  $     (487)    $       (338)
Net realized gain (loss) on sales of investments                (16,305)        (5,061)       (20,356)        30,923            433
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (69,663)       (13,627)        (5,033)           870          3,152
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (90,784)       (19,829)       (26,524)        31,306          3,247
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,623         83,677          1,176        139,247         12,438
Net transfers(1)                                                 48,501          8,601         90,412        407,388        101,817
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,307)          (502)        (6,081)      (477,380)        (4,256)
    Death benefits                                                   --         (8,734)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   71,817         83,042         85,507         69,255        109,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 396,413         82,335         86,725        243,860         42,818
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    377,446   $    145,548   $    145,708   $    344,421   $    156,064
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          478,547         99,352        104,478        244,084         39,734
Contract purchase payments                                       44,977        121,363            230        142,415         12,677
Net transfers(1)                                                 56,786          9,335        121,255        406,604         95,762
Contract terminations:
    Surrender benefits and contract charges                     (15,422)          (704)        (9,017)      (451,275)        (3,938)
    Death benefits                                                   --        (11,716)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                564,888        217,630        216,946        341,828        144,235
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDEI3          WDEI4          PEXI1          WEXI1          WEXI3
OPERATIONS
Investment income (loss) -- net                            $       (274)  $       (234)  $     50,618   $      3,138   $     41,220
Net realized gain (loss) on sales of investments                 (1,815)          (677)        (1,290)          (522)       (23,437)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,989)         3,550        (39,727)        (1,705)        (7,025)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (6,078)         2,639          9,601            911         10,758
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       73,764        176,364        466,319         39,186         71,908
Net transfers(1)                                                189,921        249,271         53,086         34,293        308,637
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (86,621)        (1,113)        (1,010)           (14)       (55,929)
    Death benefits                                                   --             --             --             --        (35,520)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  177,064        424,522        518,395         73,465        289,096
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  71,298         67,841        256,973          6,949        268,909
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    242,284   $    495,002   $    784,969   $     81,325   $    568,763
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,033         62,827        278,460          7,950        309,687
Contract purchase payments                                       68,149        162,710        487,499         43,837         82,047
Net transfers(1)                                                167,393        230,850         55,990         38,448        347,124
Contract terminations:
    Surrender benefits and contract charges                     (78,491)        (1,042)        (1,053)           (16)       (63,833)
    Death benefits                                                   --             --             --             --        (41,835)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                223,084        455,345        820,896         90,219        633,190
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WEXI4          WFDI1          WFDI3          WFDI4         WFDI6
OPERATIONS
Investment income (loss) -- net                            $     30,523   $      6,039   $     32,164   $     29,786   $     17,324
Net realized gain (loss) on sales of investments                (10,398)           710          9,887          2,971            168
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (14,915)            79            (32)         5,514         (6,302)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,210          6,828         42,019         38,271         11,190
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      222,818        230,534        663,020        351,063        293,823
Net transfers(1)                                                 25,783        151,054        803,444        913,344        497,198
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (21,860)        (3,092)       (24,657)       (21,361)       (10,505)
    Death benefits                                                   --             --             --             --        (26,035)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  226,741        378,496      1,441,807      1,243,046        754,481
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 190,095         68,452        285,958        345,285        194,845
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    422,046   $    453,776   $  1,769,784   $  1,626,602   $    960,516
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          216,937         65,132        272,285        327,830        182,980
Contract purchase payments                                      244,266        210,813        616,012        324,316        267,737
Net transfers(1)                                                 28,516        139,799        742,853        840,710        441,048
Contract terminations:
    Surrender benefits and contract charges                     (23,980)        (2,836)       (22,625)       (19,604)        (9,448)
    Death benefits                                                   --             --             --             --        (23,551)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                465,739        412,908      1,608,525      1,473,252        858,766
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       PNDM1          WNDM1          WNDM3          WNDM4         PSCA1
OPERATIONS
Investment income (loss) -- net                            $    (26,453)  $     (3,275)  $    (24,796)  $    (12,491)  $     (2,116)
Net realized gain (loss) on sales of investments               (102,902)        (8,083)       (52,009)       (42,359)        (3,902)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (331,473)       (28,551)      (288,903)      (132,233)         4,081
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (460,828)       (39,909)      (365,708)      (187,083)        (1,937)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      607,529          8,197        140,640        374,911         74,236
Net transfers(1)                                              1,266,355        119,299        669,355        369,374        123,390
Annuity payments                                                 (7,793)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (459,875)        (2,307)       (59,517)       (20,973)          (715)
    Death benefits                                               (9,657)            --         (8,722)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,396,559        125,189        741,756        723,312        196,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,069,454        170,129      1,834,324        747,769         96,953
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,005,185   $    255,409   $  2,210,372   $  1,283,998   $    291,927
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,936,840        197,872      2,129,881        867,899         84,733
Contract purchase payments                                      687,507         12,127        178,323        490,805         70,450
Net transfers(1)                                              1,355,496        155,674        914,269        486,770        121,935
Contract terminations:
    Surrender benefits and contract charges                    (490,439)        (3,011)       (81,940)       (30,000)          (758)
    Death benefits                                              (11,149)            --        (12,561)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,478,255        362,662      3,127,972      1,815,474        276,360
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WSCA1          WSCA3          WSCA4          PCAP1          WCAP1
OPERATIONS
Investment income (loss) -- net                            $       (937)  $     (2,535)  $     (3,264)  $    (25,375)  $     (4,121)
Net realized gain (loss) on sales of investments                   (335)        (1,347)        (3,437)       (52,626)        (8,729)
Distributions from capital gain                                      --             --             --        221,162         23,208
Net change in unrealized appreciation or
  depreciation of investments                                    (1,751)        11,828         18,347       (605,087)       (78,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (3,023)         7,946         11,646       (461,926)       (67,716)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,264          8,478        278,879        656,096         94,804
Net transfers(1)                                                 31,468        136,963         96,076      1,454,129        118,309
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,095)        (5,357)        (3,202)       (42,508)        (9,033)
    Death benefits                                                   --             --             --        (17,419)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   33,637        140,084        371,753      2,050,298        204,080
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  34,454        155,193         72,598      1,227,517        156,133
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,068   $    303,223   $    455,997   $  2,815,889   $    292,497
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           38,501        173,145         80,959      1,103,466        208,271
Contract purchase payments                                        3,691         11,138        353,356        734,564        127,171
Net transfers(1)                                                 38,262        190,133        121,718      1,575,440        196,653
Contract terminations:
    Surrender benefits and contract charges                      (1,319)        (6,972)        (4,109)       (48,474)       (14,914)
    Death benefits                                                   --             --             --        (19,741)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 79,135        367,444        551,924      3,345,255        517,181
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WCAP3          WCAP4          PVAL1          WVAL1          WVAL3
OPERATIONS
Investment income (loss) -- net                            $    (53,151)  $    (34,134)  $    (67,904)  $    (18,291)  $    (80,897)
Net realized gain (loss) on sales of investments               (882,852)      (131,020)       (26,952)       (54,385)      (126,058)
Distributions from capital gain                                 279,901        205,793        166,768         25,372        129,854
Net change in unrealized appreciation or
  depreciation of investments                                  (453,152)      (695,091)      (994,452)      (151,143)      (807,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,109,254)      (654,452)      (922,540)      (198,447)      (885,084)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      407,851        251,701      1,873,268        287,415      1,166,628
Net transfers(1)                                                266,248      1,135,958      3,183,434        316,617      1,982,233
Annuity payments                                                     --             --         (8,665)            --             --
Contract terminations:
    Surrender benefits and contract charges                    (372,752)       (67,216)      (157,811)       (16,186)      (420,242)
    Death benefits                                             (189,437)       (41,317)       (27,521)            --        (72,980)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  111,910      1,279,126      4,862,705        587,846      2,655,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,270,214      1,923,858      4,481,502        880,563      5,017,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,272,870   $  2,548,532   $  8,421,667   $  1,269,962   $  6,787,948
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,686,014      2,560,654      4,768,669      1,087,444      6,186,727
Contract purchase payments                                      617,157        399,823      2,226,586        378,580      1,555,797
Net transfers(1)                                                357,913      1,709,129      3,588,051        386,468      2,676,783
Contract terminations:
    Surrender benefits and contract charges                    (622,172)      (113,253)      (197,315)       (22,418)      (570,310)
    Death benefits                                             (266,950)       (71,672)       (33,942)            --       (100,251)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,771,962      4,484,681     10,352,049      1,830,074      9,748,746
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WVAL4         WSRG1          WSRG3          WSRG4           WSRG6
OPERATIONS
Investment income (loss) -- net                            $    (76,226)  $     (4,612)  $     (5,678)  $    (12,731)  $     (7,752)
Net realized gain (loss) on sales of investments               (120,198)        (2,205)       (27,284)       (48,172)        (9,327)
Distributions from capital gain                                 141,513             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (789,081)       (73,109)       (71,773)      (199,111)      (153,251)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (843,992)       (79,926)      (104,735)      (260,014)      (170,330)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,009,567          4,499         70,403         62,921        328,638
Net transfers(1)                                              3,022,035         13,856        278,630        248,623        230,282
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (257,995)        (2,501)       (20,402)       (28,007)       (14,141)
    Death benefits                                             (175,008)            --             --             --        (11,335)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,598,599         15,854        328,631        283,537        533,444
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,206,287        326,609        319,336        908,084        424,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,960,894   $    262,537   $    543,232   $    931,607   $    787,904
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,200,119        363,579        354,908      1,008,780        471,047
Contract purchase payments                                    1,340,949          6,560         92,613         72,255        418,330
Net transfers(1)                                              4,056,588         17,212        371,366        313,478        287,923
Contract terminations:
    Surrender benefits and contract charges                    (362,532)        (3,364)       (27,362)       (38,159)       (19,384)
    Death benefits                                             (248,220)            --             --             --        (15,227)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,986,904        383,987        791,525      1,356,354      1,142,689
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WDYC3(1)       WDYC4(1)       WDYC6(1)       WHIP1(1)       WHIP3(1)
OPERATIONS
Investment income (loss) -- net                            $       (271)  $       (292)  $       (490)  $       (128)  $       (219)
Net realized gain (loss) on sales of investments                    (16)          (250)             7             --             (4)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       965         (1,764)         9,433            285         (1,467)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         678         (2,306)         8,950            157         (1,690)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       47,043         57,604        159,480             --         32,343
Net transfers(2)                                                 10,703          7,406         29,249         38,561          7,875
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          --             --           (436)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   57,746         65,010        188,293         38,561         40,218
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     58,424   $     62,704   $    197,243   $     38,718   $     38,528
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       49,488         57,531        174,940             --         33,619
Net transfers(2)                                                 11,891          8,315         32,393         42,577          8,689
Contract terminations:
    Surrender benefits and contract charges                          --             --           (464)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 61,379         65,846        206,869         42,577         42,308
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WHIP4(1)       WHIP6(1)       WMDC1(1)       WMDC3(1)       WMDC4(1)
OPERATIONS
Investment income (loss) -- net                            $       (257)  $       (153)  $        (54)  $       (670)  $     (1,843)
Net realized gain (loss) on sales of investments                    (49)           (36)           186             (1)        (3,637)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,490)           311          1,057          7,859         17,076
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,796)           122          1,189          7,188         11,596
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,482        124,406         13,733          6,477        191,437
Net transfers(2)                                                  4,731         38,313             --        151,981        187,311
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (605)          (335)        (1,275)          (305)           (64)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   55,608        162,384         12,458        158,153        378,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     52,812   $    162,506   $     13,647   $    165,341   $    390,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --             --             --
Contract purchase payments                                       53,451        136,726         14,122          6,285        186,436
Net transfers(2)                                                  5,169         41,782             --        149,724        180,921
Contract terminations:
    Surrender benefits and contract charges                        (647)          (368)        (1,252)          (300)           (63)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 57,973        178,140         12,870        155,709        367,294
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMDC6(1)        WISE1         WISE3          WISE4          WISE6
OPERATIONS
Investment income (loss) -- net                            $     (1,260)  $     11,887   $     14,309   $     40,234   $     20,784
Net realized gain (loss) on sales of investments                    (54)        (6,243)          (511)        (9,531)        (3,895)
Distributions from capital gain                                      --         13,940         17,829         46,800         23,730
Net change in unrealized appreciation or
  depreciation of investments                                    24,021        (20,199)       (38,706)       (90,262)       (46,861)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,707           (615)        (7,079)       (12,759)        (6,242)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      212,955         67,360        326,694        573,143        367,962
Net transfers(2)                                                320,479        190,499        681,821      1,189,866        647,007
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (403)        (7,103)        (9,617)       (57,273)        (7,989)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  533,031        250,756        998,898      1,705,736      1,006,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        155,372        100,333        284,404        177,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    555,738   $    405,513   $  1,092,152   $  1,977,381   $  1,177,770
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        156,857        101,118        286,557        152,636
Contract purchase payments                                      208,795         68,007        329,339        581,807        316,217
Net transfers(2)                                                313,727        195,552        689,916      1,195,426        558,480
Contract terminations:
    Surrender benefits and contract charges                        (383)        (7,151)        (9,809)       (57,790)        (6,873)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                522,139        413,265      1,110,564      2,006,000      1,020,460
===================================================================================================================================


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WRES1          WRES3          WRES4          WRES6          PSMC1
OPERATIONS
Investment income (loss) -- net                            $      2,971   $      3,937   $      6,604   $      8,292   $    (16,178)
Net realized gain (loss) on sales of investments                  1,765          2,116           (132)           536        (41,339)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,324          9,995         14,775         18,872        (94,204)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       9,060         16,048         21,247         27,700       (151,721)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      142,834         82,186        212,439        386,274        916,632
Net transfers(2)                                                 (2,134)       127,695        150,659         90,510      1,089,826
Annuity payments                                                     --             --             --             --         (1,996)
Contract terminations:
    Surrender benefits and contract charges                        (234)       (34,784)          (854)        (2,266)       (12,134)
    Death benefits                                                   --         (8,565)            --             --         (3,666)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  140,466        166,532        362,244        474,518      1,988,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   7,173        108,661         85,142        192,737      1,047,234
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    156,699   $    291,241   $    468,633   $    694,955   $  2,884,175
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            6,079         91,949         72,123        144,333        854,767
Contract purchase payments                                      119,152         67,964        176,092        279,345        929,166
Net transfers(2)                                                    197        107,742        125,456         66,425      1,076,833
Contract terminations:
    Surrender benefits and contract charges                        (194)       (28,417)          (699)        (1,683)       (12,747)
    Death benefits                                                   --         (7,329)            --             --         (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                125,234        231,909        372,972        488,420      2,844,121
===================================================================================================================================


(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                       WSMC1          WSMC3          WSMC4          WMSS1          WMSS3
OPERATIONS
Investment income (loss) -- net                            $     (2,427)  $    (10,464)  $    (14,963)  $         (9)  $      7,309
Net realized gain (loss) on sales of investments                (14,043)        (5,345)       (22,404)          (202)       (10,406)
Distributions from capital gain                                      --             --             --            591         38,801
Net change in unrealized appreciation or
  depreciation of investments                                    (8,327)       (64,859)      (154,226)           466         (6,858)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (24,797)       (80,668)      (191,593)           846         28,846
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,072        465,779        325,344             --         63,327
Net transfers(1)                                                159,101        459,708        678,530         20,118        433,640
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (4,547)       (18,949)       (28,739)          (241)      (163,814)
    Death benefits                                                   --             --             --             --        (25,292)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  262,626        906,538        975,135         19,877        307,861
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  72,554        485,811      1,035,227          7,087         43,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    310,383   $  1,311,681   $  1,818,769   $     27,810   $    380,068
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          120,115        797,324      1,583,356          6,378         38,958
Contract purchase payments                                      212,321        928,813        590,071             --         55,963
Net transfers(1)                                                293,355        908,203      1,209,599         17,617        386,654
Contract terminations:
    Surrender benefits and contract charges                      (9,168)       (37,832)       (53,161)          (211)      (135,582)
    Death benefits                                                   --             --             --             --        (21,785)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                616,623      2,596,508      3,329,865         23,784        324,208
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMSS4          WMSS6          WUSE1          WUSE3          WUSE4
OPERATIONS
Investment income (loss) -- net                            $       (142)  $     (1,435)  $     (2,237)  $     (8,454)  $     (8,217)
Net realized gain (loss) on sales of investments                 (3,804)        (1,036)        (2,029)      (129,492)       (18,939)
Distributions from capital gain                                  19,556          7,244             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (18,419)        (5,802)       (22,905)       (38,233)       (93,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,809)        (1,029)       (27,171)      (176,179)      (120,865)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      413,528        480,233        102,693        115,352        219,704
Net transfers(1)                                                295,717        285,226         59,188        394,241        506,707
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,607)        (2,708)        (1,442)       (65,068)       (21,595)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  701,638        762,751        160,439        444,525        704,816
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 113,108         42,623         92,801        538,922        580,469
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    811,937   $    804,345   $    226,069   $    807,268   $  1,164,420
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          101,588         36,025        101,513        587,046        633,100
Contract purchase payments                                      342,134        378,714        112,774        134,426        258,708
Net transfers(1)                                                253,889        233,821         73,105        371,565        599,973
Contract terminations:
    Surrender benefits and contract charges                      (6,402)        (2,219)        (1,708)       (76,265)       (27,090)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                691,209        646,341        285,684      1,016,772      1,464,691
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WUSE6           WGLI1          WGLI3         WGLI4          WGLI6
OPERATIONS
Investment income (loss) -- net                            $    (10,676)  $      4,264   $      6,046   $      5,216   $     10,712
Net realized gain (loss) on sales of investments                (34,460)           (17)            58             22             (1)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (128,128)        (1,219)        (4,573)           462         (2,730)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (173,264)         3,028          1,531          5,700          7,981
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      356,390         71,639          5,571         40,583        111,134
Net transfers(1)                                                811,522         47,085        192,352         27,684         93,526
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (437,304)        (1,135)       (35,907)        (3,490)          (838)
    Death benefits                                                  (73)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  730,535        117,589        162,016         64,777        203,822
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,105,143         66,966         62,002        143,818        199,248
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,662,414   $    187,583   $    225,549   $    214,295   $    411,051
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,204,445         62,967         58,205        134,957        186,659
Contract purchase payments                                      419,803         65,773          5,142         37,540        100,824
Net transfers(1)                                                954,329         43,507        174,210         25,282         85,356
Contract terminations:
    Surrender benefits and contract charges                    (495,034)        (1,051)       (32,449)        (3,103)          (767)
    Death benefits                                                  (93)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,083,450        171,196        205,108        194,676        372,072
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      SITO2          WITO1           WITO4          WITO6         WMCV1
OPERATIONS
Investment income (loss) -- net                            $     (4,182)  $       (660)  $     (6,411)  $     (1,539)  $     (1,260)
Net realized gain (loss) on sales of investments                (66,102)          (675)       (58,951)        (2,370)        (1,076)
Distributions from capital gain                                      --             --             --             --         21,318
Net change in unrealized appreciation or
  depreciation of investments                                   (55,421)       (15,190)      (123,508)       (46,695)        18,143
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (125,705)       (16,525)      (188,870)       (50,604)        37,125
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       60,547          5,427         81,488        117,353        197,999
Net transfers(1)                                                 51,631         40,335        275,744         35,314        181,177
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (32,589)        (1,164)       (65,624)        (1,226)        (1,383)
    Death benefits                                                 (815)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   78,774         44,598        291,608        151,441        377,793
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 282,777         20,934        393,965         74,151         84,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    235,846   $     49,007   $    496,703   $    174,988   $    499,382
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          420,195         31,168        583,783        110,016         59,836
Contract purchase payments                                      101,463          8,593        157,577        219,718        138,833
Net transfers(1)                                                 80,465         74,033        543,598         70,057        123,384
Contract terminations:
    Surrender benefits and contract charges                     (63,767)        (2,024)      (156,339)        (3,500)          (938)
    Death benefits                                               (1,961)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                536,395        111,770      1,128,619        396,291        321,115
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMCV3           WMCV4         WMCV6          PGIS1          WGIS1
OPERATIONS
Investment income (loss) -- net                            $       (996)  $       (304)  $      1,074   $     (6,257)  $       (917)
Net realized gain (loss) on sales of investments                  7,642          3,270          4,677         (5,696)          (314)
Distributions from capital gain                                  43,581         69,739         76,506         12,377            893
Net change in unrealized appreciation or
  depreciation of investments                                    26,185         38,046         52,406       (104,502)        (8,280)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      76,412        110,751        134,663       (104,078)        (8,618)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      256,221        351,077        394,247        616,707         44,580
Net transfers(1)                                                353,700        664,015        609,590        389,510         78,337
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (20,936)       (22,122)       (14,483)        (3,001)        (2,429)
    Death benefits                                                   --         (5,216)            --        (20,503)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  588,985        987,754        989,354        982,713        120,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 311,527        434,433        586,247        305,464         15,158
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    976,924   $  1,532,938   $  1,710,264   $  1,184,099   $    127,028
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          220,366        307,184        413,776        294,918         14,910
Contract purchase payments                                      175,577        241,033        269,023        678,913         48,895
Net transfers(1)                                                244,353        452,695        417,927        430,409         89,854
Contract terminations:
    Surrender benefits and contract charges                     (14,239)       (15,087)        (9,863)        (3,384)        (2,800)
    Death benefits                                                   --         (3,720)            --        (23,739)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                626,057        982,105      1,090,863      1,377,117        150,859
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WGIS3          WGIS4          PUTS1          WUTS1          WUTS3
OPERATIONS
Investment income (loss) -- net                            $     (8,930)  $     (8,917)  $     35,364   $      4,054   $     30,407
Net realized gain (loss) on sales of investments                 (5,381)        (8,606)       (87,154)       (24,460)       (70,497)
Distributions from capital gain                                  18,651         16,739        149,917         25,418        149,727
Net change in unrealized appreciation or
  depreciation of investments                                  (123,300)      (129,248)      (627,464)      (109,211)      (644,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (118,960)      (130,032)      (529,337)      (104,199)      (535,069)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      374,120        350,430        486,727        250,695        519,904
Net transfers(1)                                                553,135        626,724        598,814        161,976        593,976
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (14,967)       (32,753)       (62,914)        (4,056)      (248,579)
    Death benefits                                                   --         (7,582)       (27,827)            --        (57,815)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  912,288        936,819        994,800        408,615        807,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 448,450        391,720      1,335,553        144,885      1,513,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,241,778   $  1,198,507   $  1,801,016   $    449,301   $  1,786,053
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          440,456        384,560      1,109,068        171,364      1,785,498
Contract purchase payments                                      408,362        386,386        474,991        348,746        659,352
Net transfers(1)                                                641,514        695,083        504,534        198,718        789,417
Contract terminations:
    Surrender benefits and contract charges                     (17,436)       (38,232)       (61,396)        (5,731)      (329,489)
    Death benefits                                                   --         (7,487)       (28,510)            --        (80,465)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,472,896      1,420,310      1,998,687        713,097      2,824,313
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WUTS4          PIGR1          WIGR1          WIGR3           WIGR4
OPERATIONS
Investment income (loss) -- net                            $     44,317   $    (35,497)  $    (10,067)  $    (28,077)  $    (40,177)
Net realized gain (loss) on sales of investments                (89,665)       (51,511)       (43,572)      (119,690)      (102,546)
Distributions from capital gain                                 221,195        356,855         71,944        250,359        342,521
Net change in unrealized appreciation or
  depreciation of investments                                (1,030,525)    (1,078,665)      (190,943)      (658,627)    (1,007,222)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (854,678)      (808,818)      (172,638)      (556,035)      (807,424)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      695,179      1,091,339        185,822        486,056        580,988
Net transfers(1)                                              1,279,370      1,176,749        198,220        489,514      1,076,902
Annuity payments                                                     --         (2,347)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (66,894)       (43,016)       (14,590)       (36,435)      (124,451)
    Death benefits                                               (3,020)       (14,376)            --        (22,235)       (19,697)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,904,635      2,208,349        369,452        916,900      1,513,742
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,936,732      2,869,840        530,706      2,009,755      2,872,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,986,689   $  4,269,371   $    727,520   $  2,370,620   $  3,578,970
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,082,905      2,473,705        708,444      2,678,425      3,826,870
Contract purchase payments                                      832,716      1,136,371        282,649        751,120        874,009
Net transfers(1)                                              1,474,036      1,181,046        276,535        702,637      1,634,077
Contract terminations:
    Surrender benefits and contract charges                     (85,762)       (45,164)       (23,199)       (59,623)      (211,261)
    Death benefits                                               (4,212)       (15,069)            --        (32,572)       (29,709)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,299,683      4,730,889      1,244,429      4,039,987      6,093,986
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PVIS1           WVIS1          WVIS3         WVIS4           WAAL1
OPERATIONS
Investment income (loss) -- net                            $    (33,164)  $    (11,232)  $    (29,101)  $    (38,500)  $        384
Net realized gain (loss) on sales of investments               (116,774)       (32,639)      (119,915)      (227,517)       (52,816)
Distributions from capital gain                                 271,241         70,730        223,276        278,475         47,564
Net change in unrealized appreciation or
  depreciation of investments                                (1,147,088)      (295,427)      (881,182)    (1,096,762)      (110,296)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,025,785)      (268,568)      (806,922)    (1,084,304)      (115,164)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      755,000        223,838        402,198        404,438        557,245
Net transfers(1)                                              1,364,562        263,703        905,869      1,468,237        702,274
Annuity payments                                                 (1,701)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (38,964)       (11,232)       (91,346)      (221,265)       (17,633)
    Death benefits                                              (11,196)            --        (37,362)       (36,490)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,067,701        476,309      1,179,359      1,614,920      1,241,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,229,875        597,413      1,855,837      2,421,874        471,590
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,271,791   $    805,154   $  2,228,274   $  2,952,490   $  1,598,312
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,798,081        813,642      2,513,300      3,254,505        479,667
Contract purchase payments                                      817,851        413,936        694,582        686,525        589,707
Net transfers(1)                                              1,487,061        470,465      1,646,739      2,720,673        727,102
Contract terminations:
    Surrender benefits and contract charges                     (54,736)       (22,108)      (162,799)      (462,164)       (19,275)
    Death benefits                                              (13,089)            --        (68,196)       (77,368)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,035,168      1,675,935      4,623,626      6,122,171      1,777,201
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WAAL3          WAAL4          WAAL6          WCBD1           WCBD3
OPERATIONS
Investment income (loss) -- net                            $     10,863   $     16,482   $     20,832   $     17,800   $     47,286
Net realized gain (loss) on sales of investments                (35,289)       (86,298)       (76,645)           (12)         3,801
Distributions from capital gain                                 122,464        217,748        135,454             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (375,534)      (731,806)      (438,133)        (2,586)        (1,847)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (277,496)      (583,874)      (358,492)        15,202         49,240
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,372,415      1,053,578        809,088        378,376        561,128
Net transfers(1)                                              2,388,584      4,075,919      3,044,100        149,435        672,806
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (89,241)      (545,472)      (555,632)        (2,205)       (88,284)
    Death benefits                                              (12,708)       (31,831)      (251,219)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,659,050      4,552,194      3,046,337        525,606      1,145,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,016,294      5,302,340      3,326,997         71,863        340,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,397,848   $  9,270,660   $  6,014,842   $    612,671   $  1,534,899
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,047,638      5,333,377      3,350,562         67,804        320,732
Contract purchase payments                                    2,559,667        911,543        857,634        346,599        516,387
Net transfers(1)                                              2,595,640      4,428,926      3,246,689        135,212        616,290
Contract terminations:
    Surrender benefits and contract charges                    (100,138)      (376,475)      (585,764)        (1,995)       (80,865)
    Death benefits                                              (13,710)       (34,692)      (276,193)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,089,097     10,262,679      6,592,928        547,620      1,372,544
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WCBD4          WCBD6          WEQI1          WEQI3          WEQI4
OPERATIONS
Investment income (loss) -- net                            $     52,151   $     57,662   $     (1,865)  $     (5,637)  $     (5,601)
Net realized gain (loss) on sales of investments                  4,965          1,736         (5,219)       (23,848)       (11,839)
Distributions from capital gain                                      --             --          9,971         43,161         41,306
Net change in unrealized appreciation or
  depreciation of investments                                    (3,472)         1,748        (15,616)       (75,783)       (97,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      53,644         61,146        (12,729)       (62,107)       (73,663)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      267,352        452,312        120,372        795,903        550,838
Net transfers(1)                                                619,015        558,503        366,044        940,592        826,993
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (54,477)       (20,753)       (44,915)       (98,585)       (37,683)
    Death benefits                                              (12,871)            --             --         (1,812)       (32,191)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  819,019        990,062        441,501      1,636,098      1,307,957
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 684,398        709,803        116,756        494,813        946,308
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,557,061   $  1,761,011   $    545,528   $  2,068,804   $  2,180,602
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          644,425        659,539        103,851        437,005        834,162
Contract purchase payments                                      242,015        402,854        116,463        743,837        524,166
Net transfers(1)                                                560,804        500,665        345,278        886,202        783,959
Contract terminations:
    Surrender benefits and contract charges                     (48,805)       (18,543)       (43,573)       (93,094)       (35,485)
    Death benefits                                              (12,091)            --             --         (1,806)       (30,490)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,386,348      1,544,515        522,019      1,972,144      2,076,312
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WEQI6          WEQV1          WEQV3          WEQV4           WEQV6
OPERATIONS
Investment income (loss) -- net                            $     (2,902)  $     (2,155)  $     (2,148)  $     (3,106)  $     (1,080)
Net realized gain (loss) on sales of investments                   (537)          (271)          (388)        (2,270)          (180)
Distributions from capital gain                                  55,712             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (119,396)       (11,767)        (7,598)       (22,522)        (2,475)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (67,123)       (14,193)       (10,134)       (27,898)        (3,735)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      544,578         60,172        306,247        196,637        288,011
Net transfers(1)                                              1,641,001        120,986        108,060        164,403        253,383
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (10,749)        (7,956)       (12,387)        (8,390)        (1,774)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,174,830        173,202        401,920        352,650        539,620
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 865,136        147,804         57,504        207,928         39,120
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,972,843   $    306,813   $    449,290   $    532,680   $    575,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          764,660        136,013         52,822        190,952         35,794
Contract purchase payments                                      512,263         59,182        298,516        190,678        286,240
Net transfers(1)                                              1,547,030        119,324        108,497        156,993        248,710
Contract terminations:
    Surrender benefits and contract charges                      (9,685)        (7,732)       (12,253)        (8,460)        (1,731)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,814,268        306,787        447,582        530,163        569,013
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WGRO1          WGRO3          WGRO4          WGRO6          WIEQ1
OPERATIONS
Investment income (loss)-- net                             $       (968)  $     (3,120)  $     (5,627)  $     (5,254)  $       (418)
Net realized gain (loss) on sales of investments                (11,346)       (15,367)       (28,245)        (7,372)           (77)
Distributions from capital gain                                   4,998         17,567         32,871         36,503             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,712)       (44,983)       (85,379)      (112,408)        (2,622)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (10,028)       (45,903)       (86,380)       (88,531)        (3,117)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       80,836         19,110         38,405        327,490         14,705
Net transfers(1)                                                (40,276)       159,563        145,868        106,196         28,718
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (976)       (57,659)       (21,229)        (9,828)            (4)
    Death benefits                                                   --             --         (8,791)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   39,584        121,014        154,253        423,858         43,419
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  36,334        179,333        350,565        297,339          5,386
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     65,890   $    254,444   $    418,438   $    632,666   $     45,688
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           41,784        205,857        402,281        340,018          6,057
Contract purchase payments                                      114,546         24,908         54,092        448,307         19,381
Net transfers(1)                                                (59,680)       210,161        187,416        133,402         36,864
Contract terminations:
    Surrender benefits and contract charges                      (1,242)       (73,907)       (29,619)       (13,309)            (5)
    Death benefits                                                   --             --        (11,122)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 95,408        367,019        603,048        908,418         62,297
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WIEQ3          WIEQ4          WIEQ6           WLCG1          WLCG3
OPERATIONS
Investment income (loss) -- net                            $     (2,739)  $     (2,165)  $     (2,232)  $    (24,854)  $    (89,853)
Net realized gain (loss) on sales of investments                 (1,010)          (525)        (2,065)       (38,392)      (256,490)
Distributions from capital gain                                      --             --             --            547          2,204
Net change in unrealized appreciation or
  depreciation of investments                                   (24,138)       (21,843)       (17,446)      (242,820)      (871,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (27,887)       (24,533)       (21,743)      (305,519)    (1,215,903)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      124,743         87,863        253,482        383,284      1,200,512
Net transfers(1)                                                120,202         59,305        104,563        930,303      3,810,898
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (7,036)        (1,899)          (379)       (35,308)      (147,510)
    Death benefits                                                   --             --             --             --       (112,142)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  237,909        145,269        357,666      1,278,279      4,751,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  65,824         92,973         78,208        956,652      4,355,834
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    275,846   $    213,709   $    414,131   $  1,929,412   $  7,891,689
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           73,949        104,440         87,766      1,011,484      4,597,998
Contract purchase payments                                      158,062        113,340        335,268        488,244      1,534,666
Net transfers(1)                                                152,631         75,129        138,300      1,169,003      4,894,936
Contract terminations:
    Surrender benefits and contract charges                      (9,633)        (2,603)          (500)       (47,097)      (203,456)
    Death benefits                                                   --             --             --             --       (135,208)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                375,009        290,306        560,834      2,621,634     10,688,936
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WLCG4          WLCG6          WMMK1          WMMK3          WMMK4
OPERATIONS
Investment income (loss) -- net                            $   (114,122)  $    (88,301)  $     10,659   $    116,226   $    116,228
Net realized gain (loss) on sales of investments               (202,930)      (125,930)           298          2,182           (999)
Distributions from capital gain                                   2,868          2,556             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (1,477,995)    (1,244,922)           503          3,505          6,202
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,792,179)    (1,456,597)        11,460        121,913        121,431
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,862,485      1,263,726        247,831      2,901,254      2,393,466
Net transfers(1)                                              3,464,568      4,231,111      1,095,679      4,371,153      2,503,080
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (404,322)      (468,121)      (602,631)      (254,634)      (490,769)
    Death benefits                                              (57,192)       (80,653)            --             --        (97,175)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,865,539      4,946,063        740,879      7,017,773      4,308,602
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               6,446,498      5,421,558        412,762      2,151,786      3,907,563
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,519,858   $  8,911,024   $  1,165,101   $  9,291,472   $  8,337,596
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,802,026      5,711,124        403,545      2,106,057      3,801,457
Contract purchase payments                                    2,344,689      1,596,132        238,818      2,813,508      2,300,679
Net transfers(1)                                              4,359,055      5,398,873      1,053,594      4,233,035      2,402,959
Contract terminations:
    Surrender benefits and contract charges                    (545,380)      (582,589)      (578,753)      (245,776)      (469,018)
    Death benefits                                              (78,045)      (108,239)            --             --        (92,595)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,882,345     12,015,301      1,117,204      8,906,824      7,943,482
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      WMMK6          WSCG1          WSCG3          WSCG4          WSCG6
OPERATIONS
Investment income (loss) -- net                            $     81,575   $     (5,152)  $    (20,058)  $    (19,200)  $    (19,786)
Net realized gain (loss) on sales of investments                    705        (35,442)      (162,336)       (71,596)       (29,767)
Distributions from capital gain                                      --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,592        (44,458)      (200,973)      (231,227)      (283,704)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,872        (85,052)      (383,367)      (322,023)      (333,257)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,247,607        149,490        221,460        339,794        441,313
Net transfers(1)                                              1,364,901         68,543        508,961        604,186        853,498
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (189,325)        (3,854)       (43,815)       (39,900)       (26,065)
    Death benefits                                                   --             --        (19,622)        (5,646)        (3,083)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,423,183        214,179        666,984        898,434      1,265,663
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,779,535        247,256      1,231,033      1,080,782      1,141,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,287,590   $    376,383   $  1,514,650   $  1,657,193   $  2,074,366
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,716,719        445,276      2,209,079      1,922,955      2,023,753
Contract purchase payments                                    2,141,510        321,191        491,695        778,851      1,062,848
Net transfers(1)                                              1,304,416        154,585      1,104,072      1,402,127      1,966,418
Contract terminations:
    Surrender benefits and contract charges                    (179,026)        (9,590)      (111,768)       (94,819)       (61,550)
    Death benefits                                                   --             --        (38,162)       (13,356)        (8,270)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,983,619        911,462      3,654,916      3,995,758      4,983,199
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


American Enterprise Variable Annuity Account - Wells Fargo Advantage(R) Builder Variable Annuity



SUBACCOUNT            INVESTS EXCLUSIVELY IN SHARES OF                                                   SHARES
---------------------------------------------------------------------------------------------------------------
PBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               92,820
WBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               21,612
WBCA3                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               73,269
WBCA4                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               70,566
WCAR1                 AXP(R) Variable Portfolio - Capital Resource Fund                                      --
WCAR3                 AXP(R) Variable Portfolio - Capital Resource Fund                                   4,551
WCAR4                 AXP(R) Variable Portfolio - Capital Resource Fund                                   6,435
WCAR6                 AXP(R) Variable Portfolio - Capital Resource Fund                                   4,688
PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                         53,876
WDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                         34,895
WDEI3                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                         39,822
WDEI4                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                         65,756
PEXI1                 AXP(R) Variable Portfolio - Extra Income Fund(1)                                  157,172
WEXI1                 AXP(R) Variable Portfolio - Extra Income Fund(1)                                   11,638
WEXI3                 AXP(R) Variable Portfolio - Extra Income Fund(1)                                  121,244
WEXI4                 AXP(R) Variable Portfolio - Extra Income Fund(1)                                   57,050
WFDI1                 AXP(R) Variable Portfolio - Federal Income Fund(2)                                 93,319
WFDI3                 AXP(R) Variable Portfolio - Federal Income Fund(2)                                257,391
WFDI4                 AXP(R) Variable Portfolio - Federal Income Fund(2)                                277,923
WFDI6                 AXP(R) Variable Portfolio - Federal Income Fund(2)                                293,309
PNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                219,701
WNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 23,031
WNDM3                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                118,620
WNDM4                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 84,246
WSVA1                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           1,633
WSVA3                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           1,879
WSVA4                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           2,975
WSVA6                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                           2,328
PSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                               36,508
WSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                6,060
WSCA3                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                               27,234
WSCA4                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                               46,490
PCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                               120,481
WCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                                12,873
WCAP3                 AIM V.I. Capital Appreciation Fund, Series I Shares                               101,247
WCAP4                 AIM V.I. Capital Appreciation Fund, Series I Shares                               100,208
PVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                     344,053
WVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                      40,762
WVAL3                 AIM V.I. Premier Equity Fund, Series I Shares                                     225,005
WVAL4                 AIM V.I. Premier Equity Fund, Series I Shares                                     254,715
WSRG1                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class            1,805
WSRG3                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           12,107
WSRG4                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           28,798
WSRG6                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           18,309
WDYC1                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                 --
WDYC3                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2             13,122
WDYC4                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2             37,111
WDYC6                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2             47,313
WHIP1                 Fidelity(R) VIP High Income Portfolio Service Class 2                               9,237
WHIP3                 Fidelity(R) VIP High Income Portfolio Service Class 2                              21,542
WHIP4                 Fidelity(R) VIP High Income Portfolio Service Class 2                              16,403



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R)BUILDER VARIABLE ANNUITY

SUBACCOUNT            INVESTS EXCLUSIVELY IN SHARES OF                                                   SHARES
---------------------------------------------------------------------------------------------------------------
WHIP6                 Fidelity(R) VIP High Income Portfolio Service Class 2                              50,274
WMDC1                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  15,649
WMDC3                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  30,248
WMDC4                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  39,145
WMDC6                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  78,568
WISE1                 FTVIPT Franklin Income Securities Fund - Class 2                                   65,463
WISE3                 FTVIPT Franklin Income Securities Fund - Class 2                                  116,082
WISE4                 FTVIPT Franklin Income Securities Fund - Class 2                                  226,141
WISE6                 FTVIPT Franklin Income Securities Fund - Class 2                                  171,992
WRES1                 FTVIPT Franklin Real Estate Fund - Class 2                                         23,467
WRES3                 FTVIPT Franklin Real Estate Fund - Class 2                                         65,383
WRES4                 FTVIPT Franklin Real Estate Fund - Class 2                                         47,647
WRES6                 FTVIPT Franklin Real Estate Fund - Class 2                                         81,464
PSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                          256,754
WSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                           28,009
WSMC3                 FTVIPT Franklin Small Cap Fund - Class 2                                           71,563
WSMC4                 FTVIPT Franklin Small Cap Fund - Class 2                                          115,826
PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           6,308
WVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                             983
WVAS3                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           5,563
WVAS4                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           7,892
WMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                     27,291
WMSS3                 FTVIPT Mutual Shares Securities Fund - Class 2                                     90,146
WMSS4                 FTVIPT Mutual Shares Securities Fund - Class 2                                     98,944
WMSS6                 FTVIPT Mutual Shares Securities Fund - Class 2                                    124,140
WUSE1                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                        28,002
WUSE3                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                        89,751
WUSE4                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       136,542
WUSE6                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       147,745
WMCV1                 Goldman Sachs VIT Mid Cap Value Fund                                               53,000
WMCV3                 Goldman Sachs VIT Mid Cap Value Fund                                              110,288
WMCV4                 Goldman Sachs VIT Mid Cap Value Fund                                              175,070
WMCV6                 Goldman Sachs VIT Mid Cap Value Fund                                              202,857
PGIS1                 MFS(R) Investors Trust Series - Initial Class                                      78,615
WGIS1                 MFS(R) Investors Trust Series - Initial Class                                       8,041
WGIS3                 MFS(R) Investors Trust Series - Initial Class                                      73,230
WGIS4                 MFS(R) Investors Trust Series - Initial Class                                      73,177
PUTS1                 MFS(R) Utilities Series - Initial Class                                            93,221
WUTS1                 MFS(R) Utilities Series - Initial Class                                            28,677
WUTS3                 MFS(R) Utilities Series - Initial Class                                            92,830
WUTS4                 MFS(R) Utilities Series - Initial Class                                           140,443
WOGS1                 Oppenheimer Global Securities Fund/VA, Service Shares                                  --
WOGS3                 Oppenheimer Global Securities Fund/VA, Service Shares                               3,433
WOGS4                 Oppenheimer Global Securities Fund/VA, Service Shares                                 280
WOGS6                 Oppenheimer Global Securities Fund/VA, Service Shares                               8,327
WSTB1                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                  1,205
WSTB3                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                 16,184
WSTB4                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                 18,225
WSTB6                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                 46,852
WHSC1                 Putnam VT Health Sciences Fund - Class IB Shares                                    6,510
WHSC3                 Putnam VT Health Sciences Fund - Class IB Shares                                    1,039
WHSC4                 Putnam VT Health Sciences Fund - Class IB Shares                                    2,659
WHSC6                 Putnam VT Health Sciences Fund - Class IB Shares                                    4,713
PIGR1                 Putnam VT International Equity Fund - Class IB Shares                             362,591
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                 Putnam VT International Equity Fund - Class IB Shares                              63,253
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                 Putnam VT International Equity Fund - Class IB Shares                             161,915
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR4                 Putnam VT International Equity Fund - Class IB Shares                             260,316
                        (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1                 Putnam VT Vista Fund - Class IB Shares                                            234,217
WVIS1                 Putnam VT Vista Fund - Class IB Shares                                             51,832
WVIS3                 Putnam VT Vista Fund - Class IB Shares                                            165,987
WVIS4                 Putnam VT Vista Fund - Class IB Shares                                            224,291


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R)BUILDER VARIABLE ANNUITY

SUBACCOUNT            INVESTS EXCLUSIVELY IN SHARES OF                                                   SHARES
---------------------------------------------------------------------------------------------------------------
WAAL1                 Wells Fargo VT Asset Allocation Fund                                              165,072
WAAL3                 Wells Fargo VT Asset Allocation Fund                                              559,772
WAAL4                 Wells Fargo VT Asset Allocation Fund                                              654,176
WAAL6                 Wells Fargo VT Asset Allocation Fund                                              594,287
WCBD1                 Wells Fargo VT Total Return Bond Fund                                              66,047
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD3                 Wells Fargo VT Total Return Bond Fund                                             181,011
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD4                 Wells Fargo VT Total Return Bond Fund                                             192,003
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD6                 Wells Fargo VT Total Return Bond Fund                                             265,963
                        (previously Wells Fargo VT Corporate Bond Fund)
WEQI1                 Wells Fargo VT Equity Income Fund                                                  66,895
WEQI3                 Wells Fargo VT Equity Income Fund                                                 217,096
WEQI4                 Wells Fargo VT Equity Income Fund                                                 152,711
WEQI6                 Wells Fargo VT Equity Income Fund                                                 253,795
WEQV1                 Wells Fargo VT Equity Value Fund                                                   37,195
WEQV3                 Wells Fargo VT Equity Value Fund                                                   79,405
WEQV4                 Wells Fargo VT Equity Value Fund                                                   76,754
WEQV6                 Wells Fargo VT Equity Value Fund                                                  111,416
WGRO1                 Wells Fargo VT Growth Fund                                                          7,352
WGRO3                 Wells Fargo VT Growth Fund                                                         25,913
WGRO4                 Wells Fargo VT Growth Fund                                                         20,529
WGRO6                 Wells Fargo VT Growth Fund                                                         42,527
WIEQ1                 Wells Fargo VT International Equity Fund                                           13,461
WIEQ3                 Wells Fargo VT International Equity Fund                                           52,019
WIEQ4                 Wells Fargo VT International Equity Fund                                           34,794
WIEQ6                 Wells Fargo VT International Equity Fund                                           55,539
WLCG1                 Wells Fargo VT Large Company Growth Fund                                          243,872
WLCG3                 Wells Fargo VT Large Company Growth Fund                                          786,850
WLCG4                 Wells Fargo VT Large Company Growth Fund                                          920,497
WLCG6                 Wells Fargo VT Large Company Growth Fund                                          971,364
WMMK1                 Wells Fargo VT Money Market Fund                                                1,295,489
WMMK3                 Wells Fargo VT Money Market Fund                                                6,085,006
WMMK4                 Wells Fargo VT Money Market Fund                                                5,973,013
WMMK6                 Wells Fargo VT Money Market Fund                                                3,563,304
WSCG1                 Wells Fargo VT Small Cap Growth Fund                                               50,477
WSCG3                 Wells Fargo VT Small Cap Growth Fund                                              156,564
WSCG4                 Wells Fargo VT Small Cap Growth Fund                                              198,946
WSCG6                 Wells Fargo VT Small Cap Growth Fund                                              177,736


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.
(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Federal Income Fund will change its name to AXP(R) Variable Portfolio - Short Term U.S. Government Fund.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.10% to 1.55% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                                    0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                  0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        1.020% to 0.920%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                             0.790% to 0.650%


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.

                                                                                    MAXIMUM                    MAXIMUM
                                                                                  ADJUSTMENT                 ADJUSTMENT
FUND                                                                        (PRIOR TO DEC. 1, 2002)     (AFTER DEC. 1, 2002)
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 0.08%                      0.12%
AXP(R) Variable Portfolio - Capital Resource Fund                                     N/A                       0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.08%                      0.12%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                    N/A                       0.12%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.12%                      0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.12%                      0.12%


IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                             PERCENTAGE RANGE
-------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                  0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        0.080% to 0.055%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                             0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT            INVESTMENT                                                                      PURCHASES
---------------------------------------------------------------------------------------------------------------
PBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          $   238,024
WBCA1                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               10,440
WBCA3                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              327,835
WBCA4                 AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              127,917
WCAR1                 AXP(R) Variable Portfolio - Capital Resource Fund                                      16
WCAR3                 AXP(R) Variable Portfolio - Capital Resource Fund                                  28,180
WCAR4                 AXP(R) Variable Portfolio - Capital Resource Fund                                  28,622
WCAR6                 AXP(R) Variable Portfolio - Capital Resource Fund                                  11,285
PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                        279,597
WDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                        275,322
WDEI3                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                        234,784
WDEI4                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                        216,525
PEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                     386,592
WEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                      16,105
WEXI3                 AXP(R) Variable Portfolio - Extra Income Fund                                     417,236
WEXI4                 AXP(R) Variable Portfolio - Extra Income Fund                                      67,715
WFDI1                 AXP(R) Variable Portfolio - Federal Income Fund                                   608,419
WFDI3                 AXP(R) Variable Portfolio - Federal Income Fund                                 1,483,973
WFDI4                 AXP(R) Variable Portfolio - Federal Income Fund                                 1,570,737
WFDI6                 AXP(R) Variable Portfolio - Federal Income Fund                                 2,547,109
PNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                              1,410,712
WNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                160,682
WNDM3                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                281,199
WNDM4                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                534,761
WSVA1                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          15,870


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

SUBACCOUNT            INVESTMENT                                                                      PURCHASES
---------------------------------------------------------------------------------------------------------------
WSVA3                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     $    26,520
WSVA4                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          40,213
WSVA6                 AXP(R) Variable Portfolio - Partners Small Cap Value Fund                          32,632
PSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                              203,976
WSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                1,911
WSCA3                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                              128,335
WSCA4                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                              187,817
PCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                               558,554
WCAP1                 AIM V.I. Capital Appreciation Fund, Series I Shares                                50,391
WCAP3                 AIM V.I. Capital Appreciation Fund, Series I Shares                               505,236
WCAP4                 AIM V.I. Capital Appreciation Fund, Series I Shares                               333,527
PVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                   1,583,386
WVAL1                 AIM V.I. Premier Equity Fund, Series I Shares                                     165,229
WVAL3                 AIM V.I. Premier Equity Fund, Series I Shares                                     512,169
WVAL4                 AIM V.I. Premier Equity Fund, Series I Shares                                     790,897
WSRG1                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           20,481
WSRG3                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           58,020
WSRG4                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           55,364
WSRG6                 The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class           41,453
WDYC1                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2                 --
WDYC3                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2             25,104
WDYC4                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2            181,125
WDYC6                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2             90,303
WHIP1                 Fidelity(R) VIP High Income Portfolio Service Class 2                              28,041
WHIP3                 Fidelity(R) VIP High Income Portfolio Service Class 2                              99,160
WHIP4                 Fidelity(R) VIP High Income Portfolio Service Class 2                              68,664
WHIP6                 Fidelity(R) VIP High Income Portfolio Service Class 2                             178,544
WMDC1                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 283,170
WMDC3                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 462,280
WMDC4                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 469,888
WMDC6                 Fidelity(R) VIP Mid Cap Portfolio Service Class 2                               1,121,808
WISE1                 FTVIPT Franklin Income Securities Fund - Class 2                                  587,957
WISE3                 FTVIPT Franklin Income Securities Fund - Class 2                                  777,817
WISE4                 FTVIPT Franklin Income Securities Fund - Class 2                                1,329,063
WISE6                 FTVIPT Franklin Income Securities Fund - Class 2                                1,179,624
WRES1                 FTVIPT Franklin Real Estate Fund - Class 2                                        292,103
WRES3                 FTVIPT Franklin Real Estate Fund - Class 2                                      1,206,215
WRES4                 FTVIPT Franklin Real Estate Fund - Class 2                                        504,755
WRES6                 FTVIPT Franklin Real Estate Fund - Class 2                                        871,837
PSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                        1,779,550
WSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                          234,082
WSMC3                 FTVIPT Franklin Small Cap Fund - Class 2                                          215,549
WSMC4                 FTVIPT Franklin Small Cap Fund - Class 2                                          608,802
PVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          65,380
WVAS1                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                           9,210
WVAS3                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          64,716
WVAS4                 FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          85,473
WMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                    352,963
WMSS3                 FTVIPT Mutual Shares Securities Fund - Class 2                                  1,081,141
WMSS4                 FTVIPT Mutual Shares Securities Fund - Class 2                                    717,325
WMSS6                 FTVIPT Mutual Shares Securities Fund - Class 2                                  1,148,061
WUSE1                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       144,059
WUSE3                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                     1,003,677
WUSE4                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       455,258
WUSE6                 Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       521,279
WMCV1                 Goldman Sachs VIT Mid Cap Value Fund                                              277,041
WMCV3                 Goldman Sachs VIT Mid Cap Value Fund                                              600,218
WMCV4                 Goldman Sachs VIT Mid Cap Value Fund                                            1,009,546
WMCV6                 Goldman Sachs VIT Mid Cap Value Fund                                              912,001
PGIS1                 MFS(R) Investors Trust Series - Initial Class                                     447,092
WGIS1                 MFS(R) Investors Trust Series - Initial Class                                      65,618
WGIS3                 MFS(R) Investors Trust Series - Initial Class                                     181,432
WGIS4                 MFS(R) Investors Trust Series - Initial Class                                     434,027
PUTS1                 MFS(R) Utilities Series - Initial Class                                           312,384
WUTS1                 MFS(R) Utilities Series - Initial Class                                            59,479
WUTS3                 MFS(R) Utilities Series - Initial Class                                           214,719


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R)BUILDER VARIABLE ANNUITY

SUBACCOUNT            INVESTMENT                                                                      PURCHASES
---------------------------------------------------------------------------------------------------------------
WUTS4                 MFS(R) Utilities Series - Initial Class                                       $   275,899
WOGS1                 Oppenheimer Global Securities Fund/VA, Service Shares                                 216
WOGS3                 Oppenheimer Global Securities Fund/VA, Service Shares                              67,977
WOGS4                 Oppenheimer Global Securities Fund/VA, Service Shares                               5,209
WOGS6                 Oppenheimer Global Securities Fund/VA, Service Shares                             162,626
WSTB1                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                  5,697
WSTB3                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                 73,548
WSTB4                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                 82,372
WSTB6                 Oppenheimer Strategic Bond Fund/VA, Service Shares                                217,924
WHSC1                 Putnam VT Health Sciences Fund - Class IB Shares                                   62,084
WHSC3                 Putnam VT Health Sciences Fund - Class IB Shares                                   10,315
WHSC4                 Putnam VT Health Sciences Fund - Class IB Shares                                   32,115
WHSC6                 Putnam VT Health Sciences Fund - Class IB Shares                                   57,767
PIGR1                 Putnam VT International Equity Fund - Class IB Shares                             842,421
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR1                 Putnam VT International Equity Fund - Class IB Shares                             190,097
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR3                 Putnam VT International Equity Fund - Class IB Shares                          17,414,473
                        (previously Putnam VT International Growth Fund - Class IB Shares)
WIGR4                 Putnam VT International Equity Fund - Class IB Shares                             282,378
                        (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1                 Putnam VT Vista Fund - Class IB Shares                                            202,845
WVIS1                 Putnam VT Vista Fund - Class IB Shares                                             73,243
WVIS3                 Putnam VT Vista Fund - Class IB Shares                                            241,054
WVIS4                 Putnam VT Vista Fund - Class IB Shares                                            296,643
WAAL1                 Wells Fargo VT Asset Allocation Fund                                              772,831
WAAL3                 Wells Fargo VT Asset Allocation Fund                                            1,788,787
WAAL4                 Wells Fargo VT Asset Allocation Fund                                            1,357,970
WAAL6                 Wells Fargo VT Asset Allocation Fund                                            1,777,830
WCBD1                 Wells Fargo VT Total Return Bond Fund                                             128,660
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD3                 Wells Fargo VT Total Return Bond Fund                                             624,282
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD4                 Wells Fargo VT Total Return Bond Fund                                             747,258
                        (previously Wells Fargo VT Corporate Bond Fund)
WCBD6                 Wells Fargo VT Total Return Bond Fund                                           1,213,136
                        (previously Wells Fargo VT Corporate Bond Fund)
WEQI1                 Wells Fargo VT Equity Income Fund                                                 521,738
WEQI3                 Wells Fargo VT Equity Income Fund                                               1,445,399
WEQI4                 Wells Fargo VT Equity Income Fund                                               1,094,168
WEQI6                 Wells Fargo VT Equity Income Fund                                               1,251,900
WEQV1                 Wells Fargo VT Equity Value Fund                                                   80,206
WEQV3                 Wells Fargo VT Equity Value Fund                                                  308,076
WEQV4                 Wells Fargo VT Equity Value Fund                                                  306,716
WEQV6                 Wells Fargo VT Equity Value Fund                                                  450,613
WGRO1                 Wells Fargo VT Growth Fund                                                         36,270
WGRO3                 Wells Fargo VT Growth Fund                                                        213,042
WGRO4                 Wells Fargo VT Growth Fund                                                         82,066
WGRO6                 Wells Fargo VT Growth Fund                                                        115,078
WIEQ1                 Wells Fargo VT International Equity Fund                                           54,779
WIEQ3                 Wells Fargo VT International Equity Fund                                          179,950
WIEQ4                 Wells Fargo VT International Equity Fund                                          109,859
WIEQ6                 Wells Fargo VT International Equity Fund                                           80,626
WLCG1                 Wells Fargo VT Large Company Growth Fund                                          499,576
WLCG3                 Wells Fargo VT Large Company Growth Fund                                        1,333,372
WLCG4                 Wells Fargo VT Large Company Growth Fund                                        1,263,012
WLCG6                 Wells Fargo VT Large Company Growth Fund                                        1,617,775
WMMK1                 Wells Fargo VT Money Market Fund                                                  625,094
WMMK3                 Wells Fargo VT Money Market Fund                                                2,503,642
WMMK4                 Wells Fargo VT Money Market Fund                                                4,237,908
WMMK6                 Wells Fargo VT Money Market Fund                                                2,473,427
WSCG1                 Wells Fargo VT Small Cap Growth Fund                                               92,079
WSCG3                 Wells Fargo VT Small Cap Growth Fund                                              176,366
WSCG4                 Wells Fargo VT Small Cap Growth Fund                                              239,014
WSCG6                 Wells Fargo VT Small Cap Growth Fund                                               41,270


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                       PBCA1            WBCA1           WBCA3            WBCA4           WCAR1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.96     $       0.91     $       0.91     $       0.91     $       0.83
At Dec. 31, 2001                   $       0.79     $       0.75     $       0.75     $       0.75     $       0.67
At Dec. 31, 2002                   $       0.60     $       0.57     $       0.57     $       0.57     $         --
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            943              282            1,097              937               --
At Dec. 31, 2002                            964              238              804              773               --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        746     $        211     $        823     $        704               --
At Dec. 31, 2002                   $        583     $        136     $        460     $        443               --
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.73%            0.72%            0.74%            0.72%            0.30%
For the year ended Dec. 31, 2002           0.77%            0.78%            0.74%            0.76%            0.72%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%            1.70%
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (17.71%)         (17.58%)         (17.58%)         (17.58%)         (19.28%)
For the year ended Dec. 31, 2002         (24.05%)         (24.00%)         (24.00%)         (24.00%)             --
-------------------------------------------------------------------------------------------------------------------
                                       WCAR3            WCAR4           WCAR6            PDEI1           WDEI1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.83     $       0.83    $        0.83     $       1.00     $       1.08
At Dec. 31, 2001                   $       0.67     $       0.67    $        0.67     $       1.01     $       1.08
At Dec. 31, 2002                   $       0.51     $       0.51    $        0.52     $       0.81     $       0.86
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            565              218              217              342              144
At Dec. 31, 2002                            138              194              141              536              325
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        377     $        146    $         146     $        344     $        156
At Dec. 31, 2002                   $         71     $        100    $          73     $        432     $        280
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.30%            0.37%            0.34%            1.07%            1.26%
For the year ended Dec. 31, 2002           0.52%            0.53%            0.52%            1.56%            1.51%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.25%            1.25%            1.70%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (19.28%)         (19.28%)         (19.28%)           1.00%            0.00%
For the year ended Dec. 31, 2002         (23.88%)         (23.88%)         (22.39%)         (19.80%)         (20.37%)
-------------------------------------------------------------------------------------------------------------------


                                       WDEI3            WDEI4           PEXI1            WEXI1           WEXI3
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.08     $       1.08    $        0.92     $       0.87     $       0.87
At Dec. 31, 2001                   $       1.09     $       1.09    $        0.96     $       0.90     $       0.90
At Dec. 31, 2002                   $       0.87     $       0.87    $        0.88     $       0.83     $       0.83
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            223              455              821               90              633
At Dec. 31, 2002                            368              608            1,027               80              835
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        242     $        495    $        785      $         81     $        569
At Dec. 31, 2002                   $        319     $        527    $        907      $         66     $        690
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           1.34%            1.36%           10.79%           10.72%           10.91%
For the year ended Dec. 31, 2002           1.58%            1.57%            7.73%            7.80%            7.78%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.25%            1.70%            1.50%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.70%            1.50%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           0.93%            0.93%            4.35%            3.45%            3.45%
For the year ended Dec. 31, 2002         (20.18%)         (20.18%)          (8.33%)          (7.78%)          (7.78%)
-------------------------------------------------------------------------------------------------------------------
                                       WEXI4            WFDI1           WFDI3            WFDI4           WFDI6
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.88     $       1.05    $        1.05     $       1.05     $       1.06
At Dec. 31, 2001                   $       0.91     $       1.10    $        1.10     $       1.10     $       1.12
At Dec. 31, 2002                   $       0.84     $       1.14    $        1.15     $       1.15     $       1.17
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            466              413            1,609            1,473              859
At Dec. 31, 2002                            389              864            2,375            2,555            2,657
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        422     $        454    $       1,770     $      1,627     $        961
At Dec. 31, 2002                   $        325     $        988    $       2,725     $      2,942     $      3,106
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          10.86%            4.51%            4.47%            4.48%            4.50%
For the year ended Dec. 31, 2002           7.87%            2.87%            2.86%            2.85%            2.89%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.45%            1.70%            1.50%            1.45%            1.25%
For the year ended Dec. 31, 2002           1.45%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           3.41%            4.76%            4.76%            4.76%            5.66%
For the year ended Dec. 31, 2002          (7.69%)           3.64%            4.55%            4.55%            4.46%
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       PNDM1            WNDM1           WNDM3            WNDM4           WSVA1(4)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.03     $       0.86     $       0.86     $       0.86               --
At Dec. 31, 2001                   $       0.85     $       0.70     $       0.71     $       0.71               --
At Dec. 31, 2002                   $       0.66     $       0.54     $       0.54     $       0.54     $       0.79
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          3,478              363            3,128            1,815               --
At Dec. 31, 2002                          4,063              529            2,700            1,916               20
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      3,005     $        255     $      2,210     $      1,284               --
At Dec. 31, 2002                   $      2,696     $        286     $      1,468     $      1,043     $         15
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.24%            0.24%            0.24%            0.25%              --
For the year ended Dec. 31, 2002           0.51%            0.51%            0.50%            0.49%            0.45%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%              --
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (17.48%)         (18.60%)         (17.44%)         (17.44%)             --
For the year ended Dec. 31, 2002         (22.35%)         (22.86%)         (23.94%)         (23.94%)         (21.00%)
-------------------------------------------------------------------------------------------------------------------

                                       WSVA3(4)         WSVA4(4)        WSVA6(4)         PSCA1          WSCA1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --               --     $       1.14     $       0.89
At Dec. 31, 2001                             --               --               --     $       1.06     $       0.82
At Dec. 31, 2002                   $       0.79     $       0.79     $       0.79     $       0.87     $       0.67
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             --               --               --              276               79
At Dec. 31, 2002                             22               35               28              366               78
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                             --               --               --     $        292     $         65
At Dec. 31, 2002                   $         17     $         28     $         22     $        317     $         53
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002           0.26%            0.21%            0.23%              --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             --               --               --             1.25%            1.70%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             --               --               --            (7.02%)          (7.87%)
For the year ended Dec. 31, 2002         (21.00%)         (21.00%)         (21.00%)         (17.92%)         (18.29%)
-------------------------------------------------------------------------------------------------------------------

                                       WSCA3            WSCA4           PCAP1            WCAP1            WCAP3
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.90     $       0.90     $       1.11     $       0.75     $       0.75
At Dec. 31, 2001                   $       0.83     $       0.83     $       0.84     $       0.57     $       0.57
At Dec. 31, 2002                   $       0.67     $       0.68     $       0.63     $       0.42     $       0.42
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            367              552           3,345               517            5,772
At Dec. 31, 2002                            350              597           3,148               503            3,934
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        303     $        456     $      2,816     $        292     $      3,273
At Dec. 31, 2002                   $        236     $        403     $      1,980     $        211     $      1,663
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002             --               --               --               --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.25%            1.70%            1.50%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.70%            1.50%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (7.78%)          (7.78%)         (24.32%)         (24.00%)         (24.00%)
For the year ended Dec. 31, 2002         (19.28%)         (18.07%)         (25.00%)         (26.32%)         (26.32%)
-------------------------------------------------------------------------------------------------------------------

                                       WCAP4            PVAL1           WVAL1            WVAL3          WVAL4
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.75     $       0.94     $       0.81     $       0.81     $       0.81
At Dec. 31, 2001                   $       0.57     $       0.81     $       0.69     $       0.70     $       0.70
At Dec. 31, 2002                   $       0.42     $       0.56     $       0.48     $       0.48     $       0.48
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          4,485           10,352            1,830            9,749            9,987
At Dec. 31, 2002                          3,888            9,970            1,391            7,632            8,628
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      2,549     $      8,422     $      1,270     $      6,788     $      6,961
At Dec. 31, 2002                   $      1,646     $      5,581     $        661     $      3,650     $      4,131
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --             0.17%            0.14%            0.14%            0.16%
For the year ended Dec. 31, 2002             --             0.32%            0.29%            0.29%            0.30%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.45%            1.25%            1.70%            1.50%            1.45%
For the year ended Dec. 31, 2002           1.45%            1.25%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (24.00%)         (13.83%)         (14.81%)         (13.58%)         (13.58%)
For the year ended Dec. 31, 2002         (26.32%)         (30.86%)         (30.43%)         (31.43%)         (31.43%)
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WSRG1            WSRG3           WSRG4            WSRG6          WDYC1(5)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.90     $       0.90     $       0.90     $       0.90               --
At Dec. 31, 2001                   $       0.68     $       0.69     $       0.69     $       0.69     $       0.95
At Dec. 31, 2002                   $       0.48     $       0.48     $       0.48     $       0.48     $         --
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            384              792            1,356            1,143               --
At Dec. 31, 2002                             71              476            1,131              715               --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        263     $        543     $        932     $        788               --
At Dec. 31, 2002                   $         34     $        229     $        544     $        346               --
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.07%            0.09%            0.07%            0.08%              --
For the year ended Dec. 31, 2002           0.08%            0.17%            0.20%            0.17%              --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.70%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (24.44%)         (23.33%)         (23.33%)         (23.33%)          (5.00%)
For the year ended Dec. 31, 2002         (29.41%)         (30.43%)         (30.43%)         (30.43%)             --
-------------------------------------------------------------------------------------------------------------------

                                       WDYC3(5)         WDYC4(5)        WDYC6(5)         WHIP1(5)       WHIP3(5)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --               --               --               --
At Dec. 31, 2001                   $       0.95     $       0.95     $       0.95     $       0.91     $       0.91
At Dec. 31, 2002                   $       0.87     $       0.87     $       0.87     $       0.92     $       0.93
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             61               66              207               43               42
At Dec. 31, 2002                             85              240              305               59              136
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $         58     $         63     $        197     $         39     $         39
At Dec. 31, 2002                   $         74     $        209     $        266     $         54     $        126
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002           0.19%            0.23%            0.20%            9.82%            5.92%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.25%            1.70%            1.50%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.70%            1.50%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (5.00%)          (5.00%)          (5.00%)          (9.00%)          (9.00%)
For the year ended Dec. 31, 2002          (8.42%)          (8.42%)          (8.42%)           1.10%            2.20%
-------------------------------------------------------------------------------------------------------------------


                                       WHIP4(5)         WHIP6(5)        WMDC1(5)         WMDC3(5)       WMDC4(5)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --               --               --               --
At Dec. 31, 2001                   $       0.91     $       0.91     $       1.06     $       1.06     $       1.06
At Dec. 31, 2002                   $       0.93     $       0.93     $       0.94     $       0.94     $       0.94
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             58              178               13              156              367
At Dec. 31, 2002                            104              317              290              559              723
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $         53     $        163     $         14     $        165     $        390
At Dec. 31, 2002                   $         96     $        295     $        272     $        526     $        681
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002           7.19%            7.14%            0.16%            0.50%            0.64%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.45%            1.25%            1.70%            1.50%            1.45%
For the year ended Dec. 31, 2002           1.45%            1.25%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (9.00%)          (9.00%)           6.00%            6.00%            6.00%
For the year ended Dec. 31, 2002           2.20%            2.20%          (11.32%)         (11.32%)         (11.32%)
-------------------------------------------------------------------------------------------------------------------

                                       WMDC6(5)         WISE1           WISE3             WISE4           WISE6
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --     $       0.99     $       0.99     $       0.99     $       1.16
At Dec. 31, 2001                   $       1.06     $       0.98     $       0.98     $       0.99     $       1.15
At Dec. 31, 2002                   $       0.95     $       0.96     $       0.96     $       0.97     $       1.13
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            522              413            1,111            2,006            1,020
At Dec. 31, 2002                          1,445              777            1,370            2,665            1,728
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        556     $        406     $      1,092     $      1,977     $      1,178
At Dec. 31, 2002                   $      1,366     $        745     $      1,321     $      2,573     $      1,957
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --             6.34%            4.78%            5.49%            5.01%
For the year ended Dec. 31, 2002           0.52%           11.02%           10.25%           10.02%            9.81%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%            1.25%
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           6.00%           (1.01%)          (1.01%)           0.00%           (0.86%)
For the year ended Dec. 31, 2002         (10.38%)          (2.04%)          (2.04%)          (2.02%)          (1.74%)
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WRES1            WRES3           WRES4            WRES6            PSMC1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.18     $       1.18     $       1.18     $       1.34     $       1.21
At Dec. 31, 2001                   $       1.25     $       1.26     $       1.26     $       1.42     $       1.01
At Dec. 31, 2002                   $       1.26     $       1.26     $       1.26     $       1.43     $       0.71
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            125              232              373              488            2,844
At Dec. 31, 2002                            334              926              674            1,015            4,574
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        157     $        291     $        469     $        695     $      2,884
At Dec. 31, 2002                   $        420     $      1,169     $        852     $      1,457     $      3,261
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           4.79%            3.95%            3.98%            3.86%            0.33%
For the year ended Dec. 31, 2002           3.30%            2.24%            2.72%            2.60%            0.26%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.25%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           5.93%            6.78%            6.78%            5.97%          (16.53%)
For the year ended Dec. 31, 2002           0.80%            0.00%            0.00%            0.70%          (29.70%)
-------------------------------------------------------------------------------------------------------------------
                                       WSMC1            WSMC3           WSMC4            PVAS1            WVAS1(6)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.60     $       0.61     $       0.65     $       1.29               --
At Dec. 31, 2001                   $       0.50     $       0.51     $       0.55     $       1.45               --
At Dec. 31, 2002                   $       0.35     $       0.35     $       0.38     $       1.30     $       0.88
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            617            2,597            3,330                2               --
At Dec. 31, 2002                          1,008            2,561            3,832               47               11
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        310     $      1,312     $      1,819     $          3               --
At Dec. 31, 2002                   $        356     $        909     $      1,471     $         61     $          9
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.47%             0.36%            0.38%            0.58%              --
For the year ended Dec. 31, 2002          0.24%             0.25%            0.27%            0.27%              --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%              --
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (16.67%)         (16.39%)         (15.38%)          12.40%              --
For the year ended Dec. 31, 2002         (30.00%)         (31.37%)         (30.91%)         (10.34%)         (12.00%)
-------------------------------------------------------------------------------------------------------------------

                                       WVAS3(6)         WVAS4(4)        WMSS1            WMSS3            WMSS4
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --     $       1.11     $       1.11     $       1.11
At Dec. 31, 2001                             --               --     $       1.17     $       1.17     $       1.17
At Dec. 31, 2002                   $       0.88     $       0.79     $       1.01     $       1.02     $       1.02
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             --               --               24              324              691
At Dec. 31, 2002                             61               96              324            1,063            1,165
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                             --               --     $         28     $        380     $        812
At Dec. 31, 2002                   $         53     $         76     $        328     $      1,084     $      1,189
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --             1.62%            4.13%            1.42%
For the year ended Dec. 31, 2002           0.05%            0.27%            1.15%            0.99%            0.88%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             --               --             1.70%            1.50%            1.45%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             --               --             5.41%            5.41%            5.41%
For the year ended Dec. 31, 2002         (12.00%)         (21.00%)         (13.68%)         (12.82%)         (12.82%)
-------------------------------------------------------------------------------------------------------------------

                                       WMSS6            WUSE1           WUSE3            WUSE4            WUSE6
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.18     $       0.91     $       0.92     $       0.92     $       0.92
At Dec. 31, 2001                   $       1.24     $       0.79     $       0.79     $       0.79     $       0.80
At Dec. 31, 2002                   $       1.08     $       0.61     $       0.61     $       0.61     $       0.62
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            646              286            1,017            1,465            2,083
At Dec. 31, 2002                          1,377              391            1,247            1,894            2,038
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        804     $        226     $        807     $      1,164     $      1,662
At Dec. 31, 2002                   $      1,492     $        238     $        762     $      1,159     $      1,254
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.75%           0.51%            0.45%             0.56%            0.52%
For the year ended Dec. 31, 2002           0.92%           0.58%            0.61%             0.63%            0.50%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%            1.25%
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           5.08%          (13.19%)         (14.13%)         (14.13%)         (13.04%)
For the year ended Dec. 31, 2002         (12.90%)         (22.78%)         (22.78%)         (22.78%)         (22.50%)
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WMCV1            WMCV3           WMCV4            WMCV6            PGIS1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.41     $       1.41     $       1.41     $       1.42     $       1.04
At Dec. 31, 2001                   $       1.56     $       1.56     $       1.56     $       1.57     $       0.86
At Dec. 31, 2002                   $       1.46     $       1.47     $       1.47     $       1.48     $       0.67
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            321              626              982            1,091            1,377
At Dec. 31, 2002                            386              799            1,266            1,458            1,578
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        499     $        977     $      1,533     $      1,710    $       1,184
At Dec. 31, 2002                   $        562     $      1,170     $      1,857     $      2,152    $       1,059
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           1.31%            1.35%            1.43%            1.36%            0.35%
For the year ended Dec. 31, 2002           1.01%            1.07%            1.03%            1.10%            0.57%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.25%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          10.64%           10.64%           10.64%           10.56%          (17.31%)
For the year ended Dec. 31, 2002          (6.41%)          (5.77%)          (5.77%)          (5.73%)         (22.09%)
-------------------------------------------------------------------------------------------------------------------

                                       WGIS1            WGIS3           WGIS4            PUTS1            WUTS1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $      1.02      $       1.02     $       1.02     $       1.20     $       0.85
At Dec. 31, 2001                   $      0.84      $       0.84     $       0.84     $       0.90     $       0.63
At Dec. 31, 2002                   $      0.65      $       0.66     $       0.66     $       0.69     $       0.48
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            151            1,473            1,420            1,999              713
At Dec. 31, 2002                            166            1,503            1,500            1,631              721
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        127     $      1,242     $      1,199     $      1,801     $        449
At Dec. 31, 2002                   $        108     $        986     $        986     $      1,121     $        345
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.27%            0.43%            0.39%            3.25%            2.89%
For the year ended Dec. 31, 2002           0.63%            0.55%            0.60%            2.74%            2.65%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.70%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (17.65%)         (17.65%)         (17.65%)         (25.00%)         (25.88%)
For the year ended Dec. 31, 2002         (22.62%)         (21.43%)         (21.43%)         (23.33%)         (23.81%)
-------------------------------------------------------------------------------------------------------------------


                                       WUTS3            WUTS4           WOGS1(4)         WOGS3(4)         WOGS4(4)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $      0.85      $       0.93               --               --               --
At Dec. 31, 2001                   $      0.63      $       0.69               --               --               --
At Dec. 31, 2002                   $      0.48      $       0.53     $         --     $       0.77     $       0.77
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          2,824            4,300               --               --               --
At Dec. 31, 2002                          2,321            3,195               --               78                6
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      1,786     $      2,987               --               --               --
At Dec. 31, 2002                   $      1,117     $      1,690               --     $         60     $          5
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           3.19%            3.03%              --               --               --
For the year ended Dec. 31, 2002           2.74%            2.86%              --               --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%              --               --               --
For the year ended Dec. 31, 2002           1.50%            1.45%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (25.88%)         (25.81%)             --               --               --
For the year ended Dec. 31, 2002         (23.81%)         (23.19%)             --          (23.00%)         (23.00%)
-------------------------------------------------------------------------------------------------------------------

                                       WOGS6(4)         WSTB1(4)        WSTB3(4)         WSTB4(4)         WSTB6(4)
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --               --               --               --
At Dec. 31, 2001                             --               --               --               --               --
At Dec. 31, 2002                   $       0.77     $       1.03     $       1.03     $       1.03     $       1.03
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             --               --               --               --               --
At Dec. 31, 2002                            190                5               73               83              212
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                             --               --               --               --               --
At Dec. 31, 2002                   $        147     $          6     $         76     $         85     $        219
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002             --               --               --               --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             --               --               --               --               --
For the year ended Dec. 31, 2002         (23.00%)           3.00%            3.00%            3.00%            3.00%
-------------------------------------------------------------------------------------------------------------------



                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WHSC1(4)         WHSC3(4)        WHSC4(4)         WHSC6(4)         PIGR1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                             --               --               --               --     $       1.15
At Dec. 31, 2001                             --               --               --               --     $       0.90
At Dec. 31, 2002                   $       0.84     $       0.84     $       0.84     $       0.84     $       0.73
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             --               --               --               --            4,731
At Dec. 31, 2002                             73               12               30               52            4,994
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                             --               --               --               --     $      4,269
At Dec. 31, 2002                   $         61     $         10     $         25     $         44     $      3,662
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --               --               --             0.25%
For the year ended Dec. 31, 2002             --               --               --               --             0.83%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             --               --               --               --             1.25%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             --               --               --               --           (21.74%)
For the year ended Dec. 31, 2002         (16.00%)         (16.00%)         (16.00%)         (16.00%)         (18.89%)
-------------------------------------------------------------------------------------------------------------------

                                       WIGR1            WIGR3           WIGR4            PVIS1            WVIS1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.75     $       0.75     $       0.75     $       1.23     $       0.73
At Dec. 31, 2001                   $       0.58     $       0.59     $       0.59     $       0.81     $       0.48
At Dec. 31, 2002                   $       0.47     $       0.48     $       0.48     $       0.55     $       0.33
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          1,244            4,040            6,094            4,035            1,676
At Dec. 31, 2002                          1,350            3,437            5,517            3,317            1,246
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        728     $      2,371     $      3,579     $      3,272     $        805
At Dec. 31, 2002                   $        639     $      1,635     $      2,629     $      1,843     $        408
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.25%            0.27%            0.25%              --               --
For the year ended Dec. 31, 2002           0.88%            0.86%            0.86%              --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.70%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (22.67%)         (21.33%)         (21.33%)         (34.15%)         (34.25%)
For the year ended Dec. 31, 2002         (18.97%)         (18.64%)         (18.64%)         (32.10%)         (31.25%)
-------------------------------------------------------------------------------------------------------------------

                                       WVIS3            WVIS4           WAAL1            WAAL3          WAAL4
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.74     $       0.74     $       0.98     $       0.98     $       0.99
At Dec. 31, 2001                   $       0.48     $       0.48     $       0.90     $       0.90     $       0.90
At Dec. 31, 2002                   $       0.33     $       0.33     $       0.77     $       0.77     $       0.78
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          4,624            6,122            1,777            7,089           10,263
At Dec. 31, 2002                          3,966            5,352            2,230            7,521            8,776
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      2,228     $      2,952     $      1,598     $      6,398     $      9,271
At Dec. 31, 2002                   $      1,306     $      1,765     $      1,718     $      5,827     $      6,810
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --               --             1.73%            1.76%            1.67%
For the year ended Dec. 31, 2002             --               --             2.06%            2.07%            2.02%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.70%            1.50%            1.45%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (35.14%)         (35.14%)          (8.16%)          (8.16%)          (9.09%)
For the year ended Dec. 31, 2002         (31.25%)         (31.25%)         (14.44%)         (14.44%)         (13.33%)
-------------------------------------------------------------------------------------------------------------------

                                       WAAL6            WCBD1           WCBD3            WCBD4          WCBD6
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.99     $       1.06     $       1.06     $       1.06     $       1.08
At Dec. 31, 2001                   $       0.91     $       1.12     $       1.12     $       1.12     $       1.14
At Dec. 31, 2002                   $       0.79     $       1.18     $       1.19     $       1.19     $       1.21
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          6,593              548            1,373            1,386            1,545
At Dec. 31, 2002                          7,879              579            1,583            1,671            2,275
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      6,015     $        613     $      1,535     $      1,557     $      1,761
At Dec. 31, 2002                   $      6,187     $        686     $      1,879     $      1,993     $      2,761
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           1.68%            6.09%            6.07%            6.09%            6.09%
For the year ended Dec. 31, 2002           2.08%            5.93%            5.93%            5.92%            5.92%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%            1.25%
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (8.08%)           5.66%            5.66%            5.66%            5.56%
For the year ended Dec. 31, 2002         (13.19%)           5.36%            6.25%            6.25%            6.14%
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WEQI1            WEQI3           WEQI4            WEQI6            WEQV1
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.12     $       1.13     $       1.13     $       1.13     $       1.09
At Dec. 31, 2001                   $       1.05     $       1.05     $       1.05     $       1.06     $       1.00
At Dec. 31, 2002                   $       0.83     $       0.83     $       0.84     $       0.84     $       0.75
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            522            1,972            2,076            2,814              307
At Dec. 31, 2002                            993            3,205            2,251            3,711              336
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        546     $      2,069     $      2,181     $      2,973     $        307
At Dec. 31, 2002                   $        824     $      2,675     $      1,881     $      3,127     $        251
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           1.14%            1.10%            1.07%            1.09%            0.64%
For the year ended Dec. 31, 2002           1.80%            1.71%            1.58%            1.64%            1.33%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%            1.50%            1.45%            1.25%            1.70%
For the year ended Dec. 31, 2002           1.70%            1.50%            1.45%            1.25%            1.70%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (6.25%)          (7.08%)          (7.08%)          (6.19%)          (8.26%)
For the year ended Dec. 31, 2002         (20.95%)         (20.95%)         (20.00%)         (20.75%)         (25.00%)
-------------------------------------------------------------------------------------------------------------------

                                       WEQV3            WEQV4           WEQV6            WGRO1            WGRO3
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.09     $       1.09     $       1.09     $       0.87     $       0.87
At Dec. 31, 2001                   $       1.00     $       1.00     $       1.01     $       0.69     $       0.69
At Dec. 31, 2002                   $       0.75     $       0.75     $       0.76     $       0.50     $       0.51
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            448              530             569                95              367
At Dec. 31, 2002                            714              689             993               152              534
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        449     $        533     $        575     $         66     $        254
At Dec. 31, 2002                   $        536     $        518     $        752     $         77     $        270
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.74%            0.65%            0.71%            0.01%            0.01%
For the year ended Dec. 31, 2002           1.45%            1.40%            1.50%            0.10%            0.13%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.50%            1.45%            1.25%            1.70%            1.50%
For the year ended Dec. 31, 2002           1.50%            1.45%            1.25%            1.70%            1.50%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          (8.26%)          (8.26%)          (7.34%)         (20.69%)         (20.69%)
For the year ended Dec. 31, 2002         (25.00%)         (25.00%)         (24.75%)         (27.54%)         (26.09%)
-------------------------------------------------------------------------------------------------------------------

                                       WGRO4            WGRO6           WIEQ1            WIEQ3            WIEQ4
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.87     $       0.87     $       0.89     $       0.89     $       0.89
At Dec. 31, 2001                   $       0.69     $       0.70     $       0.73     $       0.74     $       0.74
At Dec. 31, 2002                   $       0.51     $       0.51     $       0.56     $       0.56     $       0.56
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            603              908               62              375              290
At Dec. 31, 2002                            422              870              140              537              359
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        418     $        633     $         46     $        276     $        214
At Dec. 31, 2002                   $        214     $        444     $         78     $        300     $        201
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.01%            0.01%            0.03%            0.03%            0.02%
For the year ended Dec. 31, 2002           0.11%            0.12%            0.19%            0.19%            0.19%
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.45%            1.25%            1.70%            1.50%            1.45%
For the year ended Dec. 31, 2002           1.45%            1.25%            1.70%            1.50%            1.45%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (20.69%)         (19.54%)         (17.98%)         (16.85%)         (16.85%)
For the year ended Dec. 31, 2002         (26.09%)         (27.14%)         (23.29%)         (24.32%)         (24.32%)
-------------------------------------------------------------------------------------------------------------------

                                       WIEQ6            WLCG1           WLCG3            WLCG4          WLCG6
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.89     $       0.95     $       0.95     $       0.95     $       0.95
At Dec. 31, 2001                   $       0.74     $       0.74     $       0.74     $       0.74     $       0.74
At Dec. 31, 2002                   $       0.56     $       0.52     $       0.52     $       0.52     $       0.53
-------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            561            2,622           10,689           12,882           12,015
At Dec. 31, 2002                            570            3,190           10,235           11,956           12,545
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        414     $      1,929     $      7,892     $      9,520     $      8,911
At Dec. 31, 2002                   $        320     $      1,661     $      5,358     $      6,269     $      6,615
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           0.03%              --               --               --               --
For the year ended Dec. 31, 2002           0.20%              --               --               --               --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.25%            1.70%            1.50%            1.45%            1.25%
For the year ended Dec. 31, 2002           1.25%            1.70%            1.50%            1.45%            1.25%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (16.85%)         (22.11%)         (22.11%)         (22.11%)         (22.11%)
For the year ended Dec. 31, 2002         (24.32%)         (29.73%)         (29.73%)         (29.73%)         (28.38%)
-------------------------------------------------------------------------------------------------------------------


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

                                       WMMK1           WMMK3           WMMK4          WMMK6
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       1.02    $       1.02    $       1.03    $       1.04
At Dec. 31, 2001                   $       1.04    $       1.04    $       1.05    $       1.06
At Dec. 31, 2002                   $       1.04    $       1.04    $       1.05    $       1.06
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          1,117           8,907           7,943           4,984
At Dec. 31, 2002                          1,248           5,843           5,698           3,356
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $      1,165    $      9,291    $      8,338    $      5,288
At Dec. 31, 2002                   $      1,295    $      6,085    $      5,973    $      3,563
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001           3.15%           3.22%           3.26%           3.29%
For the year ended Dec. 31, 2002           1.33%           1.33%           1.33%           1.33%
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%           1.50%           1.45%           1.25%
For the year ended Dec. 31, 2002           1.70%           1.50%           1.45%           1.25%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           1.96%           1.96%           1.94%           1.92%
For the year ended Dec. 31, 2002           0.00%           0.00%           0.00%           0.00%
-----------------------------------------------------------------------------------------------

                                       WSCG1           WSCG3           WSCG4          WSCG6
                                   ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $       0.56    $       0.56    $       0.56    $       0.56
At Dec. 31, 2001                   $       0.41    $       0.41    $       0.41    $       0.42
At Dec. 31, 2002                   $       0.25    $       0.25    $       0.25    $       0.25
-----------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            911           3,655           3,996           4,983
At Dec. 31, 2002                            976           3,011           3,821           3,394
-----------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $        376    $      1,515    $      1,657    $      2,074
At Dec. 31, 2002                   $        245    $        759    $        965    $        862
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             --              --              --              --
For the year ended Dec. 31, 2002             --              --              --              --
-----------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001           1.70%           1.50%           1.45%           1.25%
For the year ended Dec. 31, 2002           1.70%           1.50%           1.45%           1.25%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (26.79%)        (26.79%)        (26.79%)        (25.00%)
For the year ended Dec. 31, 2002         (39.02%)        (39.02%)        (39.02%)        (40.48%)
-----------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Operations commenced on May 1, 2002.

(5) Operations commenced on May 1, 2001.

(6) Operations commenced on March 1, 2002.

                                                               44224-20 G (5/03)

PART C.

Item 24.  Financial  Statements  and Exhibits

   Financial Statements included in Part A of this Registration Statement:

      American Enterprise Life Insurance Company

      Report of Independent Auditors dated Jan. 27, 2003
      Consolidated Balance Sheets as of Dec. 31, 2002 and 2001
      Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001, and 2000
      Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002
      Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001, and 2000
      Notes to Consolidated Financial Statements

      Financial Statements included in Part B of this Registration Statement:

      American Enterprise Variable Annuity Account - American Express Signature One Variable Annuity

      Report of Independent Auditors dated March 21, 2003
      Statements of Assets and Liabilities as of Dec. 31, 2002
      Statements of Operations for the year ended Dec. 31, 2002
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001
      Notes to Financial Statements

      American Enterprise Variable Annuity Account - Wells Fargo Advantage Variable Annuity

      Report of Independent Auditors dated March 21, 2003
      Statements of Assets and Liabilities as of Dec. 31, 2002
      Statements of Operations for the year ended Dec. 31, 2002
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001
      Notes to Financial Statements

      American Enterprise Variable Annuity Account - Wells Fargo Advantage Builder Variable Annuity

      Report of Independent Auditors dated March 21, 2003
      Statements of Assets and Liabilities as of Dec. 31, 2002
      Statements of Operations for the year ended Dec. 31, 2002
      Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001
      Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable
          Annuity Account's Post-Effective Amendment  No.  7  to   Registration
          Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 is filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999, is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44214), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) for the American Express Signature One Variable Annuity (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity (form 240183), filed electronically as
          Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity (form 240187), filed electronically as Exhibit
          4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271155), filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector Plus Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271156), filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.17 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express FlexChoice Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.18 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.19      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.20 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity (form 240181), filed electronically as
          Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2 Amended By-Laws of American Enterprise Life dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
          Exhibit 8.12 to Registrant's Post-Effective Amendment No. 11 filed on or about April 25, 2002 is incorporated by reference.

8.13 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 3, 2000, filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 11 filed on or about April 25, 2002 is incorporated by reference.

8.14 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.15 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 30, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

8.17 Copy of Participation Agreement by and among Third Avenue Variable Series Trust and Third Avenue Management LLC and American Enterprise Life Insurance Company dated June 5, 2002, is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express Signature One Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for the Wells Fargo Advantage Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Auditors for the Wells Fargo Advantage Builder Variable Annuity is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1      Copy  of  schedule  for  computation  of  each  performance  quotation provided in the Registration Statement for Wells Fargo Advantage Variable Annuity and Wells Fargo Advantage Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999, is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable Annuity in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 filed on or about April 25, 2002, is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 filed on or about April 25, 2002, is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003 is filed as Exhibit 14.3 herewith.

14.4 Power of Attorney to sign Amendments to this Registration Statement, dated April 21, 2003 is filed as Exhibit 14.4 herewith.

Item 25:


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26:

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.  Number of Contract owners

          As of March 31, 2003, there were 26,601 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29:

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853           None                    None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2003.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.


Signature                                               Title


/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 11.

**   Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 11.


*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.


**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.




By: /s/ James M. Odland
    ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRATION STATEMENT NO. 333-85567

This Registration Statement is comprised of the following papers and documents:

The cover page.

Part A.

     The prospectuses for:

     American Express Signature One Variable Annuity
     Wells Fargo Advantage Variable Annuity
     Wells Fargo Advantage Builder Variable Annuity

Part B.

     Statements of Additional Information for:

     American Express Signature One Variable Annuity
     Wells Fargo Advantage Variable Annuity
     Wells Fargo Advantage Builder Variable Annuity

Part C.

     Other Information.

     The signatures.